UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2012 Annual Report to Shareholders

April 30, 2012

PowerShares Buyback AchieversTM Portfolio (PKW)

PowerShares Dividend AchieversTM Portfolio (PFM)

PowerShares Financial Preferred Portfolio (PGF)

PowerShares High Yield Equity Dividend
AchieversTM Portfolio (PEY)

PowerShares International Dividend
AchieversTM Portfolio (PID)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	14

Fees and Expenses	16

Dividend Income Portfolios

Schedules of Investments

PowerShares Buyback AchieversTM Portfolio (PKW)	18

PowerShares Dividend AchieversTM Portfolio (PFM)	21

PowerShares Financial Preferred Portfolio (PGF)	24

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	25

PowerShares International Dividend AchieversTM Portfolio (PID)	27

Statements of Assets and Liabilities	30

Statements of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	34

Notes to Financial Statements	37

Report of Independent Registered Public Accounting Firm	49

Tax Information	50

Trustees and Officers	51

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement	58

The Market Environment

Domestic Equity:

Equity markets were volatile during the fiscal year ended April 30, 2012, but the broad market, as measured by the S&P 500® Index, still managed to post a small gain. While corporate earnings remained strong, investor enthusiasm was tempered by continuing high unemployment, sluggish consumer spending and soft housing data for most of the year. Although markets stabilized and remained generally positive in the spring and early summer, major equity indices sold off precipitously in August as the U.S. government struggled to raise the nation's debt ceiling. This led credit rating agency Standard & Poor's to announce its first-ever ratings downgrade to long-term U.S. government debt. Uncertainty created by the downgrade, combined with continuing concern about the debt crisis in the eurozone, reignited fears of a recession and pressured markets downward into the fall. As signs of muted but sustained economic growth mounted, equity markets moved off their October lows and posted strong gains through the close of the reporting period with the S&P 500® Index returning 12.8% from the end of October 2011 to the end of April 2012.

International Equity:

Many of the headwinds that buffeted global stock markets in 2010 continued through 2011, with markets posting some of their sharpest declines since 2008. Notably, the eurozone debt crisis surrounding Greece and other southern European nations, including Spain, Portugal and Italy, became an unresolved, multi-chapter economic saga during the reporting period. European Union leaders' seeming lack of clarity and direction in how to address solvency and fiscal deficit concerns increased market unrest. Although the U.S. economy continued growing during the reporting period, the Standard & Poor's downgrade of the U.S. government's credit rating, high unemployment and a still-weak housing market created uncertainty for investors. The earthquake and tsunami that battered Japan's northeast coast in March 2011 caused a prolonged nuclear disaster and disrupted global stock markets.

Market uncertainty in developed economies spilled over into emerging markets. This less-than-positive outlook, coupled with rising inflation, hampered growth in developing nations. Multiple interest rate hikes were enacted to head off inflation, which squeezed growth margins. China, often considered Asia's economic engine, also contended with the potential for a real estate bubble due to a slowing property market. Political uprisings in the Middle East shook the global economy as well.

Throughout the reporting period, investors fluctuated between risk-on and risk-off trades, which created significant positive and negative market swings. This trend pushed many asset classes into negative territory, while less-risky assets, such as bonds, tended to have positive results during the reporting period. Though stocks experienced a turbulent year, equity markets rallied in late 2011 continuing into early 2012. Despite overall slower growth, corporations in general maintained solid economic health.

2

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Manager's Analysis

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

The PowerShares Buyback AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Share BuyBack AchieversTM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to track the performance of companies that meet the requirements to be classified as BuyBack AchieversTM. To become eligible for inclusion in the Index, a company must be incorporated in the U.S., trade on a U.S. exchange and must have repurchased at least 5% or more of its outstanding shares for the trailing 12 months.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 8.91%. On a Net Asset Value ("NAV") basis, the Fund returned 8.91%. During the same reporting period, the Index returned 9.62%, while the S&P 500® Index returned 4.73% and the Russell 3000® Value Index returned 0.61%. The Fund benefited most from positive performance of securities of companies in consumer discretionary, health care, and industrials sectors. The Fund was hurt most by exposure to the information technology sector.

At the single stock level, the Fund benefited most from exposure to Amgen, Inc. (portfolio average weight of 4.21%), International Business Machines Corp. (portfolio average weight of 5.08%), and Bristol-Myers Squibb Co. (portfolio average weight of 3.39%). The leading detractors to the Fund were Walgreen Co. (no longer held at April 30, 2012), Hewlett-Packard Co. (portfolio average weight of 3.80%), and WellPoint, Inc. (portfolio average weight of 1.94%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Consumer Discretionary	32.6
Information Technology	20.3
Health Care	14.8
Industrials	10.5
Financials	7.7
Energy	6.0
Consumer Staples	4.7
Materials	2.9
Utilities	0.3
Telecommunication Services	0.2
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	38.4
Large-Cap Value	31.8
Mid-Cap Value	12.3
Mid-Cap Growth	10.6
Small-Cap Growth	3.9
Small-Cap Value	3.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Intel Corp.	5.1
International Business Machines Corp.	5.1
ConocoPhillips	4.1
Walt Disney Co. (The)	4.0
Home Depot, Inc. (The)	3.9
Amgen, Inc.	3.0
Hewlett-Packard Co.	2.4
Target Corp.	2.0
Lowe's Cos., Inc.	2.0
Time Warner, Inc.	1.9
Total	33.5

4

Manager's Analysis (Continued)

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Share Buyback AchieversTM Index	9.62%	24.09%	4.14%	4.71%	27.95%
Russell 3000® Value Index	0.61%	18.36%	(1.63)%	(0.66)%	(3.49)%
S&P 500® Index	4.73%	19.45%	1.00%	1.89%	10.48%
Fund
NAV Return	8.91%	23.23%	3.38%	3.93%	22.95%
Share Price Return	8.91%	23.21%	3.31%	3.90%	22.75%

Fund Inception: December 20, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.00%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 3000® Value Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,015 common stocks, respectively.

†  Fund and underlying Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

The PowerShares Dividend AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Broad Dividend AchieversTM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in dividend-paying common stocks that comprise the Index. The Index is designed to track the performance of companies that meet the requirements to be classified as Dividend AchieversTM. To become eligible for inclusion in the Index, a company must (i) be incorporated in the U.S., (ii) trade on a U.S. exchange and (iii) have increased its annual regular cash dividend payments for each of its last ten fiscal years.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 5.71%. On a Net Asset Value ("NAV") basis, the Fund returned 5.78%. During the same reporting period, the Index returned 6.43%, while the S&P 500® Index returned 4.73% and the Russell 3000® Value Index returned 0.61%. The Fund benefited most from positive performance of securities of companies in consumer discretionary, consumer staples, and information technology sectors. The Fund was hurt by exposure to the industrials sector.

At the single stock level, the Fund benefited most from exposure to International Business Machines Corp. (portfolio average weight of 5.12%), McDonald's Corp. (portfolio average weight of 2.92%), and Coca-Cola Co. (portfolio average weight of 4.70%). The leading detractors to the Fund were Walgreen Co. (portfolio average weight of 1.10%), Caterpillar, Inc. (portfolio average weight of 1.89%), and United Technologies Corp. (portfolio average weight of 2.20%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Consumer Staples	24.8
Energy	16.5
Industrials	12.8
Health Care	10.3
Consumer Discretionary	9.2
Information Technology	6.3
Financials	5.4
Telecommunication Services	5.3
Materials	5.3
Utilities	4.1
Money Market Fund	0.0
Other assets less liabilities	0.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	51.8
Large-Cap Growth	34.9
Mid-Cap Value	6.9
Mid-Cap Growth	3.9
Small-Cap Value	2.0
Small-Cap Growth	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
AT&T, Inc.	5.2
Wal-Mart Stores, Inc.	5.2
Chevron Corp.	5.2
International Business Machines Corp.	4.9
Exxon Mobil Corp.	4.8
Johnson & Johnson	4.7
Coca-Cola Co. (The)	4.6
Procter & Gamble Co. (The)	4.6
McDonald's Corp.	2.8
PepsiCo, Inc.	2.8
Total	44.8

6

Manager's Analysis (Continued)

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Broad Dividend AchieversTM Index	6.43%	18.95%	0.82%	3.83%	28.26%
S&P 500® Index	4.73%	19.45%	1.00%	4.21%	31.64%
Russell 3000® Value Index	0.61%	18.36%	(1.63)%	2.90%	21.02%
Fund
NAV Return	5.78%	18.17%	0.21%	3.17%	22.93%
Share Price Return	5.71%	18.14%	0.18%	3.16%	22.85%

Fund Inception: September 15, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.61%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 3000® Value Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,015 common stocks, respectively.

†  Fund and underlying Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares Financial Preferred Portfolio (ticker: PGF)

The PowerShares Financial Preferred Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Wells Fargo® Hybrid & Preferred Securities Financial Index (the "Index"). The Fund generally will invest at least 90% of its total assets in preferred securities that comprise the Index. The Index is designed to track the performance of companies that meet the requirements to be classified as "financial" from the Bloomberg Professional Services.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 4.68%. On a Net Asset Value ("NAV") basis, the Fund returned 4.56%. During the same reporting period, the Index returned 5.66%, while the S&P U.S. Preferred Stock Index returned 4.29% and the S&P 500® Index returned 4.73%. Fund performance was positive for securities of companies within each industry.

At the single stock level, the Fund benefited most from exposure to HSBC Holdings PLC (portfolio average weight of 10.02%), Wells Fargo & Co., Series J (portfolio average weight of 4.55%), and ING Groep NV (portfolio average weight of 5.44%). The leading detractors to the Fund were National Bank of Greece SA American Depositary Receipt ("ADR") (no longer held at April 30, 2012) and Royal Bank of Scotland Group PLC ADR (portfolio average weight of 1.89%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Banks	66.0
Insurance	27.1
Diversified Financial Services	5.8
Savings & Loans	1.0
Money Market Fund	0.6
Liabilities in excess of other assets	(0.5)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
HSBC Holdings PLC, 8.00%	9.3
Bank of America Corp., 8.20%	7.0
ING Groep NV, 8.50%	5.6
HSBC Holdings PLC, 8.13%	5.1
Bank of America Corp., 8.63%	4.4
ING Groep NV, 7.38%	4.0
Wells Fargo & Co., 8.00%	4.0
Credit Suisse Guernsey, 7.90%	4.0
JP Morgan Chase & Co., 8.63%	3.9
MetLife, Inc., 6.50%	3.8
Total	51.1

8

Manager's Analysis (Continued)

PowerShares Financial Preferred Portfolio (ticker: PGF)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Wells Fargo® Hybrid & Preferred Securities Financial Index	5.66%	27.55%	2.98%	3.03%	17.53%
S&P U.S. Preferred Stock Index	4.29%	23.79%	2.89%	3.36%	19.62%
S&P 500® Index	4.73%	19.45%	1.00%	2.12%	12.03%
Fund
NAV Return	4.56%	25.14%	1.56%	1.66%	9.33%
Share Price Return	4.68%	25.22%	1.52%	1.56%	8.74%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.66%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P U.S. Preferred Stock Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 242 and 500 common stocks, respectively.

†  Fund and underlying Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average annualized.

9

Manager's Analysis

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

The PowerShares High Yield Equity Dividend AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Mergent Dividend AchieversTM 50 Index (the "Index"). The Fund generally will invest at least 90% of its total assets in dividend-paying common stocks that comprise the Index. The Index is comprised of 50 stocks selected principally on the basis of dividend yield and consistent growth in dividends.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 7.37%. On a Net Asset Value ("NAV") basis, the Fund returned 7.37%. During the same reporting period, the Index returned 8.02%, while the Dow Jones U.S. Select Dividend Index returned 10%, the S&P 500® Value Index returned 1.29% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in financials, utilities, and consumer staples sectors. The Fund was hurt most by exposure to industrials and health care sectors.

At the single stock level, the Fund benefited most from exposure to Harleysville Group, Inc. (portfolio average weight of 1.52%), Altria Group, Inc. (portfolio average weight of 2.81%), and Mercury General Corp. (portfolio average weight of 2.84%). The leading detractors to the Fund were Pitney Bowes, Inc. (portfolio average weight of 2.97%), Meridian Bioscience, Inc. (portfolio average weight of 1.22%), and Hudson City Bancorp, Inc. (no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Electric	16.3
Gas	13.5
Banks	13.5
Agriculture	8.8
Insurance	7.9
Water	5.1
Office/Business Equipment	4.1
Household Products/Wares	3.5
Pharmaceuticals	3.2
Telecommunications	2.8
Savings & Loans	2.3
Cosmetics/Personal Care	2.2
Media	2.2
Miscellaneous Manufacturing	2.1
Food	1.7
Packaging & Containers	1.7
Oil & Gas	1.7
Iron/Steel	1.6
Chemicals	1.5
Distribution/Wholesale	1.5
Electrical Components & Equipment	1.5
Computers	1.3
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Vector Group Ltd.	4.3
Pitney Bowes, Inc.	4.1
Old Republic International Corp.	3.0
AT&T, Inc.	2.8
Mercury General Corp.	2.6
Altria Group, Inc.	2.5
PPL Corp.	2.4
Vectren Corp.	2.3
People's United Financial, Inc.	2.3
Unisource Energy Corp.	2.2
Total	28.5

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Value	42.1
Mid-Cap Value	19.4
Large-Cap Value	17.9
Mid-Cap Growth	9.8
Large-Cap Growth	7.8
Small-Cap Growth	3.0

10

Manager's Analysis (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Mergent Dividend AchieversTM 50 Index	8.02%	20.95%	(5.38)%	(1.49)%	(10.53)%
Dow Jones U.S. Select Dividend Index	10.00%	22.61%	(0.44)%	3.55%	29.49%
S&P 500® Value Index	1.29%	18.42%	(1.91)%	3.23%	26.58%
S&P 500® Index	4.73%	19.45%	1.00%	4.52%	38.76%
Fund
NAV Return	7.37%	20.22%	(5.65)%	(1.88)%	(13.11)%
Share Price Return	7.37%	20.21%	(5.61)%	(1.88)%	(13.05)%

Fund Inception: December 9, 2004

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.62%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones U.S. Select Dividend Index, S&P 500® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100, 368 and 500 common stocks, respectively.

†  Fund and underlying Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average annualized.

11

Manager's Analysis

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

The PowerShares International Dividend AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the International Dividend AchieversTM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index. The Index is comprised of 50 stocks selected principally on the basis of dividend yield and consistent growth in dividends.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (5.97)%. On a Net Asset Value ("NAV") basis, the Fund returned (5.87)%. During the same reporting period, the Index returned (4.93)%, while the Dow Jones EPAC Select Dividend Index returned (12.23)%, the MSCI EAFE® Value Index returned (15.59)% and the S&P 500® Index returned 4.73%. The Fund benefitted most from positive performance of securities of companies in consumer staples and financials sectors. The Fund was hurt most from negative performance of securities of companies in telecommunication services and materials sectors. The Fund benefited most from positive performance of securities of companies in the United Kingdom, Bahamas, and Brazil. The Fund was hurt most from negative performance of securities of companies in Israel, Spain, and Belgium.

At the single stock level, the Fund benefited most from exposure to Teekay LNG Partners L.P. (portfolio average weight of 3.42%), Companhia De Bebidas das Americas American Depositary Receipt ("ADR") (portfolio average weight of 1.16%), and Enbridge, Inc. (portfolio average weight of 2.06%). The leading detractors to the Fund were Partner Communications Co. Ltd. ADR (no longer held at April 30, 2012), Telefonica SA ADR (portfolio average weight of 4.18%), and Delhaize Group SA ADR (portfolio average weight of 1.24%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Telecommunication Services	19.3
Energy	16.6
Financials	16.3
Money Market Fund	12.8
Health Care	11.9
Consumer Staples	11.8
Consumer Discretionary	8.1
Materials	7.6
Industrials	3.6
Information Technology	3.4
Utilities	1.4
Liabilities in excess of other assets	(12.8)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	43.8
Large-Cap Growth	37.4
Mid-Cap Value	16.6
Small-Cap Value	1.2
Mid-Cap Growth	1.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Telefonica SA ADR	6.3
Teekay LNG Partners LP	3.5
Vale SA ADR	3.2
Corpbanca ADR	3.0
AstraZeneca PLC ADR	2.9
Philippine Long Distance Telephone Co. ADR	2.9
GlaxoSmithKline PLC ADR	2.6
Vodafone Group PLC ADR	2.5
Shaw Communications, Inc., Class B	2.3
Thomson Reuters Corp.	2.2
Total	31.4

12

Manager's Analysis (Continued)

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
International Dividend AchieversTM Index	(4.93)%	19.58%	(1.29)%	4.36%	32.65%
Dow Jones EPAC Select Dividend Index†††	(12.23)%	19.44%	(3.55)%	N/A	N/A
MSCI EAFE® Value Index	(15.59)%	9.33%	(6.61)%	1.26%	8.69%
S&P 500® Index	4.73%	19.45%	1.00%	4.21%	31.64%
Fund
NAV Return	(5.87)%	18.72%	(2.10)%	3.58%	26.19%
Share Price Return	(5.97)%	18.72%	(2.08)%	3.59%	26.35%

Fund Inception: September 15, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.58%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones EPAC Select Dividend Index, MSCI EAFE® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100, 479 and 500 common stocks, respectively.

†  Fund and underlying Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average annualized.

13

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PKW	PowerShares BuybackTM Achievers Portfolio	12/20/06	1,350	609	38	8	1	2	1
PFM	PowerShares Dividend AchieversTM Portfolio	09/15/05	1,669	837	66	16	3	—	3
PGF	PowerShares Financial Preferred Portfolio	12/01/06	1,363	558	209	90	29	24	68
PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio	12/09/04	1,862	755	58	8	6	—	1
PID	PowerShares International Dividend AchieverTMs Portfolio	09/15/05	1,669	890	69	17	4	2	2

14

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PKW	676	11	4	—	—	—
PFM	729	12	2	1	—	—
PGF	337	27	13	3	2	3
PEY	925	92	14	1	1	1
PID	559	76	38	7	4	1

15

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Buyback AchieversTM Portfolio (PKW) Actual	$1,000.00	$1,138.28	0.71%	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.33	0.71%	$3.57
PowerShares Dividend AchieversTM Portfolio (PFM) Actual	$1,000.00	$1,097.99	0.60%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02
PowerShares Dynamic Financial Preferred Portfolio (PGF) Actual	$1,000.00	$1,087.50	0.66%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	0.66%	$3.32

16

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY) Actual	$1,000.00	$1,073.19	0.60%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02
PowerShares International Dividend AchieversTM Portfolio (PID) Actual	$1,000.00	$1,027.04	0.54%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.54%	$2.72

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

17

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio (PKW)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—32.6%
5,309	Aaron's, Inc.	$144,246
4,930	Advance Auto Parts, Inc.	452,574
5,418	Aeropostale, Inc.(a)	120,171
646	America's Car-Mart, Inc.(a)	29,677
2,292	Ameristar Casinos, Inc.	41,210
3,560	ANN, Inc.(a)	98,576
9,614	Apollo Group, Inc., Class A(a)	338,605
9,925	AutoNation, Inc.(a)	343,206
2,672	AutoZone, Inc.(a)	1,058,540
2,945	Bally Technologies, Inc.(a)	142,980
16,090	Bed Bath & Beyond, Inc.(a)	1,132,575
26,181	Best Buy Co., Inc.	577,815
5,461	Big Lots, Inc.(a)	200,091
989	Blue Nile, Inc.(a)	29,947
4,844	Brinker International, Inc.	152,441
1,458	Build-A-Bear Workshop, Inc.(a)	6,576
19,937	Cablevision Systems Corp., Class A	295,466
1,124	Capella Education Co.(a)	36,766
5,931	Career Education Corp.(a)	42,288
1,295	CEC Entertainment, Inc.	49,495
3,635	Cheesecake Factory, Inc. (The)(a)	114,502
11,543	Chico's FAS, Inc.	177,300
3,421	Dillard's, Inc., Class A	220,860
50,566	DIRECTV, Class A(a)	2,491,387
9,779	Discovery Communications, Inc., Class A(a)	532,173
4,041	E.W. Scripps Co. (The), Class A(a)	37,016
10,043	Education Management Corp.(a)	124,533
7,719	Family Dollar Stores, Inc.	521,418
2,602	Fred's, Inc., Class A	37,261
9,116	GameStop Corp., Class A(a)	207,480
32,113	Gap, Inc. (The)	915,220
9,140	Hasbro, Inc.	335,804
2,792	hhgregg, Inc.(a)	29,204
1,712	Hibbett Sports, Inc.(a)	102,241
104,230	Home Depot, Inc. (The)	5,398,072
2,949	Hot Topic, Inc.	28,900
11,538	Hyatt Hotels Corp., Class A(a)	496,480
32,575	Interpublic Group of Cos., Inc. (The)	384,711
1,933	ITT Educational Services, Inc.(a)	127,617
14,669	J.C. Penney Co., Inc.	528,964
3,221	Jack in the Box, Inc.(a)	73,181
1,654	JAKKS Pacific, Inc.	31,542
6,242	Jones Group, Inc. (The)	70,035
17,852	Kohl's Corp.	894,921
9,373	Leggett & Platt, Inc.	204,050
8,098	Liberty Media Corp., Class A(a)	708,089
20,139	Limited Brands, Inc.	1,000,908
86,391	Lowe's Cos., Inc.	2,718,725
22,618	Marriott International, Inc., Class A	884,138
24,227	Mattel, Inc.	814,027

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
325	NVR, Inc.(a)	$254,780
19,438	Omnicom Group, Inc.	997,364
8,505	O'Reilly Automotive, Inc.(a)	896,937
1,430	P.F. Chang's China Bistro, Inc.	56,757
1,588	Papa John's International, Inc.(a)	63,965
1,328	PetMed Express, Inc.	17,888
7,673	PetSmart, Inc.	447,029
7,807	Pier 1 Imports, Inc.(a)	134,124
8,005	RadioShack Corp.	41,466
1,073	Red Robin Gourmet Burgers, Inc.(a)	38,263
4,383	Rent-A-Center, Inc.	149,942
2,428	Scholastic Corp.	74,175
15,953	Service Corp. International	184,736
2,201	Stage Stores, Inc.	33,609
895	Strayer Education, Inc.	88,319
48,089	Target Corp.	2,786,277
22,073	Time Warner Cable, Inc.	1,775,773
70,869	Time Warner, Inc.	2,654,753
3,921	Tupperware Brands Corp.	244,239
10,228	Urban Outfitters, Inc.(a)	296,203
3,160	Valassis Communications, Inc.(a)	63,200
35,448	Viacom, Inc., Class B	1,644,433
21,351	Virgin Media, Inc.	524,381
127,845	Walt Disney Co. (The)	5,511,398
3,057	Warnaco Group, Inc. (The)(a)	161,899
527	Washington Post Co. (The), Class B	199,296
27,831	Wendy's Co. (The)	135,537
6,581	Wet Seal, Inc. (The), Class A(a)	21,651
10,095	Wyndham Worldwide Corp.	508,182
		45,510,580
	Consumer Staples—4.7%
2,108	Central Garden & Pet Co., Class A(a)	22,534
9,079	Clorox Co. (The)	636,438
21,405	Coca-Cola Enterprises, Inc.	644,719
29,267	ConAgra Foods, Inc.	755,674
15,356	Dr Pepper Snapple Group, Inc.	623,146
4,757	Energizer Holdings, Inc.(a)	339,317
41,985	Kroger Co. (The)	976,991
9,445	Lorillard, Inc.	1,277,814
17,309	Safeway, Inc.	351,892
40,724	Sara Lee Corp.	897,557
939	USANA Health Sciences, Inc.(a)	39,156
		6,565,238
	Energy—6.0%
94,726	ConocoPhillips(a)(b)	5,205,194
7,365	ConocoPhillips	527,555
29,554	Devon Energy Corp.	2,064,347
4,972	Dresser-Rand Group, Inc.(a)	242,037
2,408	Green Plains Renewable Energy, Inc.(a)	19,240
1	Phillips 66(a)	17

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio (PKW)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
635	REX American Resources Corp.(a)	$17,615
7,035	Sunoco, Inc.	346,755
		8,422,760
	Financials—7.7%
34,874	Allstate Corp. (The)	1,162,350
6,792	American Financial Group, Inc.	264,345
16,772	Ameriprise Financial, Inc.	909,210
4,811	Aspen Insurance Holdings Ltd. (Bermuda)	136,248
6,329	Assurant, Inc.	255,312
17,237	CapitalSource, Inc.	111,179
18,497	Chubb Corp. (The)	1,351,576
1,887	Credit Acceptance Corp.(a)	177,435
1,290	eHealth, Inc.(a)	22,859
2,468	Employers Holdings, Inc.	42,746
2,878	Endurance Specialty Holdings Ltd. (Bermuda)	115,638
7,258	HCC Insurance Holdings, Inc.	231,966
806	Infinity Property & Casualty Corp.	43,048
5,723	iStar Financial, Inc. REIT(a)	39,603
2,570	KBW, Inc.	43,793
10,258	Legg Mason, Inc.	267,426
4,174	Montpelier Re Holdings Ltd. (Bermuda)	85,650
15,514	Moody's Corp.	635,298
12,569	NASDAQ OMX Group, Inc. (The)(a)	308,820
2,914	National Financial Partners Corp.(a)	42,982
1,000	Navigators Group, Inc. (The)(a)	47,500
6,903	Northwest Bancshares, Inc.	85,045
2,965	Oriental Financial Group, Inc.	35,046
3,224	Oritani Financial Corp.	47,780
1,433	Piper Jaffray Cos., Inc.(a)	34,750
46,801	Progressive Corp. (The)	996,861
3,589	RenaissanceRe Holdings Ltd. (Bermuda)	280,157
734	Territorial Bancorp, Inc.	15,942
7,280	Torchmark Corp.	354,609
26,901	Travelers Cos., Inc. (The)	1,730,272
20,607	Unum Group	489,210
9,127	W.R. Berkley Corp.	343,723
1,056	World Acceptance Corp.(a)	70,235
		10,778,614
	Health Care—14.8%
25,707	Aetna, Inc.	1,132,136
18,954	AmerisourceBergen Corp.	705,278
59,000	Amgen, Inc.	4,195,490
15,054	Becton, Dickinson and Co.	1,180,986
6,062	C.R. Bard, Inc.	599,896
30,763	Celgene Corp.(a)	2,243,238
3,442	Charles River Laboratories International, Inc.(a)	122,294
1,459	Chemed Corp.	88,036
4,329	Covance, Inc.(a)	202,424

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,531	Enzon Pharmaceuticals, Inc.(a)	$21,998
33,142	Express Scripts Holding Co.(a)	1,848,992
18,965	Forest Laboratories, Inc.(a)	660,551
48,617	Gilead Sciences, Inc.(a)	2,528,570
6,105	Health Net, Inc.(a)	217,399
1,903	Integra LifeSciences Holdings Corp.(a)	70,849
3,327	LifePoint Hospitals, Inc.(a)	129,820
6,310	Lincare Holdings, Inc.	153,964
1,959	Magellan Health Services, Inc.(a)	86,745
1,987	Maxygen, Inc.(a)	11,227
5,324	Myriad Genetics, Inc.(a)	138,477
1,356	Obagi Medical Products, Inc.(a)	17,791
7,738	Patterson Cos., Inc.	263,788
11,582	Quest Diagnostics, Inc.	668,166
8,990	Select Medical Holdings Corp.(a)	77,044
29,069	Tenet Healthcare Corp.(a)	150,868
7,676	Varian Medical Systems, Inc.(a)	486,812
6,674	ViroPharma, Inc.(a)	145,159
25,395	WellPoint, Inc.	1,722,289
12,691	Zimmer Holdings, Inc.	798,645
		20,668,932
	Industrials—10.5%
5,034	Aircastle Ltd. (Bermuda)	61,163
8,964	Cintas Corp.	351,120
810	Consolidated Graphics, Inc.(a)	32,392
8,862	Copart, Inc.(a)	234,045
6,615	Corrections Corp. of America(a)	191,107
9,575	Covanta Holding Corp.	153,679
71,280	CSX Corp.	1,590,257
12,169	Fluor Corp.	702,760
2,928	FTI Consulting, Inc.(a)	106,403
26,868	General Dynamics Corp.	1,813,590
12,247	Iron Mountain, Inc.	371,941
7,808	J.B. Hunt Transport Services, Inc.	432,017
5,802	Knight Transportation, Inc.	95,269
6,951	L-3 Communications Holdings, Inc.	511,176
22,342	Lockheed Martin Corp.	2,022,845
21,282	Norfolk Southern Corp.	1,552,096
17,716	Northrop Grumman Corp.	1,121,068
10,251	Parker Hannifin Corp.	898,910
13,415	R.R. Donnelley & Sons Co.	167,822
3,467	RailAmerica, Inc.(a)	80,365
24,112	Raytheon Co.	1,305,424
4,762	Shaw Group, Inc. (The)(a)	144,146
4,040	SkyWest, Inc.	36,320
4,668	Taser International, Inc.(a)	21,473
2,916	TrueBlue, Inc.(a)	50,330
3,151	United Stationers, Inc.	89,362
10,961	Verisk Analytics, Inc., Class A(a)	536,541
		14,673,621

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio (PKW)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—20.3%
81,616	Activision Blizzard, Inc.	$1,050,398
11,998	Amphenol Corp., Class A	697,564
5,243	AOL, Inc.(a)	131,285
4,681	Applied Micro Circuits Corp.(a)	26,120
4,294	Benchmark Electronics, Inc.(a)	68,189
1,839	CACI International, Inc., Class A(a)	112,418
4,486	Cirrus Logic, Inc.(a)	122,827
1,703	Coherent, Inc.(a)	89,578
1,445	Comtech Telecommunications Corp.	44,679
7,389	CoreLogic, Inc.(a)	123,396
10,648	Cypress Semiconductor Corp.(a)	165,044
126,167	Dell, Inc.(a)	2,065,354
2,643	Digital River, Inc.(a)	49,715
2,513	Fair Isaac Corp.	107,808
9,824	Fiserv, Inc.(a)	690,529
10,107	GT Advanced Technologies, Inc.(a)	65,797
8,005	Harris Corp.	364,548
132,729	Hewlett-Packard Co.	3,286,370
5,910	IAC/InterActiveCorp	284,566
3,242	Insight Enterprises, Inc.(a)	65,845
10,501	Integrated Device Technology, Inc.(a)	71,092
251,938	Intel Corp.	7,155,039
34,505	International Business Machines Corp.	7,145,295
5,864	Lender Processing Services, Inc.	155,689
39,736	LSI Corp.(a)	319,477
1,361	Manhattan Associates, Inc.(a)	68,254
2,339	Monolithic Power Systems, Inc.(a)	48,464
5,005	Novellus Systems, Inc.(a)	233,984
3,183	Plantronics, Inc.	121,973
2,535	Plexus Corp.(a)	82,058
5,745	Quest Software, Inc.(a)	133,686
25,814	SAIC, Inc.	313,898
3,562	STEC, Inc.(a)	29,529
754	Supertex, Inc.(a)	15,434
58,755	Symantec Corp.(a)	970,633
2,468	Synaptics, Inc.(a)	75,792
2,888	Tech Data Corp.(a)	155,346
1,747	TNS, Inc.(a)	35,639
1,922	Tyler Technologies, Inc.(a)	76,784
10,117	VeriSign, Inc.	415,910
1,816	Volterra Semiconductor Corp.(a)	59,728
2,691	Websense, Inc.(a)	55,811
41,588	Western Union Co. (The)	764,387
1,972	XO Group, Inc.(a)	18,280
3,882	Zebra Technologies Corp., Class A(a)	150,583
		28,284,795
	Materials—2.9%
2,214	A. Schulman, Inc.	54,487
5,160	Airgas, Inc.	472,862

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,172	Ball Corp.	$466,543
4,332	CF Industries Holdings, Inc.	836,336
10,443	Crown Holdings, Inc.(a)	386,182
2,055	Myers Industries, Inc.	33,969
880	NewMarket Corp.	196,434
9,951	PPG Industries, Inc.	1,047,243
1,134	Schweitzer-Mauduit International, Inc.	76,908
4,353	Scotts Miracle-Gro Co. (The), Class A	228,097
4,781	Silgan Holdings, Inc.	209,742
1,073	TPC Group, Inc.(a)	45,045
		4,053,848
	Telecommunication Services—0.2%
146,993	Clearwire Corp., Class A(a)	215,345
3,156	General Communication, Inc., Class A(a)	23,985
3,460	Premiere Global Services, Inc.(a)	30,967
		270,297
	Utilities—0.3%
1,042	CH Energy Group, Inc.	68,376
2,993	El Paso Electric Co.	91,706
15,312	NRG Energy, Inc.(a)	260,304
		420,386
	Total Common Stocks and Other Equity Interests (Cost $130,773,747)	139,649,071
	Money Market Fund—0.1%
123,213	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $123,213)	123,213
	Total Investments (Cost $130,896,960)—100.1%	139,772,284
	Liabilities in excess of other assets—(0.1%)	(130,902)
	Net Assets—100.0%	$139,641,382

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  When-issued security.

See Notes to Financial Statements.

20

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio (PFM)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—9.2%
7,644	Family Dollar Stores, Inc.	$516,352
10,657	Genuine Parts Co.	690,360
3,648	John Wiley & Sons, Inc., Class A	164,853
9,305	Leggett & Platt, Inc.	202,570
85,609	Lowe's Cos., Inc.	2,694,115
2,044	Matthews International Corp., Class A	61,320
72,827	McDonald's Corp.	7,096,991
20,540	McGraw-Hill Cos., Inc. (The)	1,009,952
2,742	Meredith Corp.	79,052
31,578	NIKE, Inc., Class B	3,532,631
4,242	Polaris Industries, Inc.	336,985
15,227	Ross Stores, Inc.	937,831
47,583	Target Corp.	2,756,959
50,326	TJX Cos., Inc. (The)	2,099,097
7,472	VF Corp.	1,136,118
		23,315,186
	Consumer Staples—24.8%
138,501	Altria Group, Inc.	4,461,117
47,290	Archer-Daniels-Midland Co.	1,457,951
26,194	Avon Products, Inc.	565,790
5,719	Brown-Forman Corp., Class B	493,836
2,579	Casey's General Stores, Inc.	145,327
9,468	Church & Dwight Co., Inc.	480,974
9,058	Clorox Co. (The)	634,966
153,891	Coca-Cola Co. (The)	11,744,961
32,960	Colgate-Palmolive Co.	3,261,062
18,737	Hormel Foods Corp.	544,497
8,156	J.M. Smucker Co. (The)	649,462
25,629	Kimberly-Clark Corp.	2,011,108
1,896	Lancaster Colony Corp.	123,638
8,150	McCormick & Co., Inc.	455,667
4,128	Nu Skin Enterprises, Inc., Class A	220,022
107,488	PepsiCo, Inc.	7,094,208
182,778	Procter & Gamble Co. (The)	11,631,992
1,616	Sanderson Farms, Inc.	83,402
42,008	Sysco Corp.	1,214,031
2,583	Tootsie Roll Industries, Inc.	61,501
1,630	Universal Corp.	74,703
5,598	Vector Group Ltd.	97,125
57,418	Walgreen Co.	2,013,075
222,195	Wal-Mart Stores, Inc.	13,089,508
		62,609,923
	Energy—16.5%
6,919	Buckeye Partners LP	390,578
1,877	CARBO Ceramics, Inc.	157,837
122,729	Chevron Corp.	13,078,002
97,478	ConocoPhillips(a)(b)	5,356,416
4,809	Energen Corp.	251,895
60,126	Enterprise Products Partners LP	3,098,894

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,429	EOG Resources, Inc.	$2,133,499
141,254	Exxon Mobil Corp.	12,195,870
7,265	Helmerich & Payne, Inc.	373,348
8,755	Inergy LP	170,635
22,855	Kinder Morgan Energy Partners LP	1,884,166
7,976	Magellan Midstream Partners LP	564,860
14,123	Murphy Oil Corp.	776,341
5,217	NuStar Energy LP	286,883
10,506	Plains All American Pipeline LP	860,757
3,865	TC Pipelines LP	169,558
		41,749,539
	Financials—5.4%
1,754	1st Source Corp.	39,798
32,757	Aflac, Inc.	1,475,375
812	Arrow Financial Corp.	19,439
1,038	BancFirst Corp.	43,285
2,347	Bank of the Ozarks, Inc.	72,522
8,742	Brown & Brown, Inc.	235,772
18,251	Chubb Corp. (The)	1,333,601
10,842	Cincinnati Financial Corp.	386,192
6,135	Commerce Bancshares, Inc.	246,013
2,595	Community Bank System, Inc.	72,971
1,064	Community Trust Bancorp, Inc.	33,995
4,989	Corporate Office Properties Trust REIT	117,491
4,185	Cullen/Frost Bankers, Inc.	246,748
3,701	Delphi Financial Group, Inc., Class A	168,099
8,534	Eaton Vance Corp.	224,444
3,410	Erie Indemnity Co., Class A	262,229
2,244	Essex Property Trust, Inc. REIT	354,485
4,217	Federal Realty Investment Trust REIT	424,483
911	First Financial Corp.	27,330
15,089	Franklin Resources, Inc.	1,893,820
7,211	HCC Insurance Holdings, Inc.	230,464
27,389	HCP, Inc. REIT	1,135,274
3,649	Mercury General Corp.	164,898
7,058	National Retail Properties, Inc. REIT	193,248
18,061	Old Republic International Corp.	179,707
26,306	People's United Financial, Inc.	324,616
3,278	Prosperity Bancshares, Inc.	152,919
8,968	Realty Income Corp. REIT	352,801
1,455	Republic Bancorp, Inc., Class A	34,236
1,498	RLI Corp.	103,182
12,562	SEI Investments Co.	253,627
11,187	Senior Housing Properties Trust REIT	247,009
1,202	Southside Bancshares, Inc.	24,521
3,243	StanCorp Financial Group, Inc.	124,466
18,065	T. Rowe Price Group, Inc.	1,140,172
5,624	Tanger Factory Outlet Centers, Inc. REIT	176,144
776	Tompkins Financial Corp.	29,372
2,616	UMB Financial Corp.	125,699

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio (PFM)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,667	United Bankshares, Inc.	$96,919
868	Universal Health Realty Income Trust REIT	35,102
1,464	Urstadt Biddle Properties, Inc., Class A REIT	28,167
2,706	W.P. Carey & Co. LLC	127,480
9,054	W.R. Berkley Corp.	340,974
4,507	Washington REIT	133,182
1,982	Westamerica Bancorp	90,914
		13,523,185
	Health Care—10.3%
107,131	Abbott Laboratories	6,648,550
14,925	Becton, Dickinson and Co.	1,170,866
5,954	C.R. Bard, Inc.	589,208
24,789	Cardinal Health, Inc.	1,047,831
184,105	Johnson & Johnson	11,983,395
77,051	Medtronic, Inc.	2,943,348
4,571	Owens & Minor, Inc.	133,656
27,498	Stryker Corp.	1,500,566
2,298	West Pharmaceutical Services, Inc.	103,180
		26,120,600
	Industrials—12.8%
48,685	3M Co.	4,350,492
2,993	A.O. Smith Corp.	142,467
3,815	ABM Industries, Inc.	88,813
3,786	Brady Corp., Class A	117,479
12,277	C.H. Robinson Worldwide, Inc.	733,428
3,847	Carlisle Cos., Inc.	211,816
46,018	Caterpillar, Inc.	4,729,270
8,927	Cintas Corp.	349,670
3,439	CLARCOR, Inc.	165,141
10,457	Donaldson Co., Inc.	362,440
13,171	Dover Corp.	825,295
51,731	Emerson Electric Co.	2,717,947
16,790	Expeditors International of Washington, Inc.	671,600
23,438	Fastenal Co.	1,097,367
1,542	Franklin Electric Co., Inc.	77,331
26,828	General Dynamics Corp.	1,810,890
1,462	Gorman-Rupp Co. (The)	42,106
3,884	Graco, Inc.	207,056
33,247	Illinois Tool Works, Inc.	1,907,713
1,829	McGrath Rentcorp	53,809
2,452	Mine Safety Appliances Co.	104,112
484	NACCO Industries, Inc., Class A	54,919
4,583	Nordson Corp.	247,024
21,092	Norfolk Southern Corp.	1,538,239
10,179	Parker Hannifin Corp.	892,596
7,262	Pentair, Inc.	314,735
14,338	Pitney Bowes, Inc.	245,610
1,284	Raven Industries, Inc.	77,310
6,581	Roper Industries, Inc.	670,604
12,354	Stanley Black & Decker, Inc.	903,819

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,354	Tennant Co.	$59,982
65,081	United Technologies Corp.	5,313,213
1,719	Valmont Industries, Inc.	213,036
4,979	W.W. Grainger, Inc.	1,034,736
1,957	Watsco, Inc.	140,806
		32,472,871
	Information Technology—6.3%
33,808	Automatic Data Processing, Inc.	1,880,401
945	Badger Meter, Inc.	34,908
708	Cass Information Systems, Inc.	28,993
4,070	Diebold, Inc.	160,562
2,967	FactSet Research Systems, Inc.	311,120
7,973	Harris Corp.	363,090
59,509	International Business Machines Corp.	12,323,124
6,000	Jack Henry & Associates, Inc.	203,760
16,326	Linear Technology Corp.	534,023
		15,839,981
	Materials—5.3%
15,627	Air Products & Chemicals, Inc.	1,335,952
6,026	Albemarle Corp.	393,498
4,516	AptarGroup, Inc.	246,167
7,079	Bemis Co., Inc.	229,289
20,449	Ecolab, Inc.	1,302,397
3,384	H.B. Fuller Co.	111,334
38,183	Monsanto Co.	2,908,781
23,969	Nucor Corp.	939,824
9,841	PPG Industries, Inc.	1,035,667
20,897	Praxair, Inc.	2,417,783
4,315	Royal Gold, Inc.	267,357
8,867	RPM International, Inc.	235,596
6,517	Sherwin-Williams Co. (The)	783,865
8,665	Sigma-Aldrich Corp.	614,348
6,799	Sonoco Products Co.	225,251
695	Stepan Co.	63,148
6,091	Valspar Corp. (The)	311,555
		13,421,812
	Telecommunication Services—5.3%
401,529	AT&T, Inc.	13,214,319
1,127	Atlantic Tele-Network, Inc.	38,386
7,073	Telephone & Data Systems, Inc.	171,803
		13,424,508
	Utilities—4.1%
1,283	American States Water Co.	46,753
9,471	Aqua America, Inc.	215,086
6,043	Atmos Energy Corp.	196,881
2,744	Black Hills Corp.	90,579
2,907	California Water Service Group	52,646
596	Connecticut Water Service, Inc.	16,539
20,063	Consolidated Edison, Inc.	1,192,745

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio (PFM)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,893	MDU Resources Group, Inc.	$295,765
1,556	MGE Energy, Inc.	71,171
1,102	Middlesex Water Co.	20,453
5,949	National Fuel Gas Co.	281,507
2,946	New Jersey Resources Corp.	127,385
27,803	NextEra Energy, Inc.	1,789,123
12,330	Northeast Utilities	453,374
1,834	Northwest Natural Gas Co.	83,814
5,129	Piedmont Natural Gas Co., Inc.	156,332
41,750	PPL Corp.	1,141,862
12,051	Questar Corp.	238,007
8,889	SCANA Corp.	409,961
1,305	SJW Corp.	31,451
2,116	South Jersey Industries, Inc.	104,213
58,851	Southern Co. (The)	2,703,615
2,396	Suburban Propane Partners LP	101,902
7,943	UGI Corp.	231,777
2,552	Unisource Energy Corp.	92,893
5,644	Vectren Corp.	166,216
3,640	WGL Holdings, Inc.	146,000
		10,458,050
	Total Common Stocks and Other Equity Interests (Cost $221,318,242)	252,935,655
	Money Market Fund—0.0%
17,796	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $17,796)	17,796
	Total Investments (Cost $221,336,038)—100.0%	252,953,451
	Other assets less liabilities—0.0%	34,156
	Net Assets—100.0%	$252,987,607

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  When-issued security.

See Notes to Financial Statements.

23

Schedule of Investments

PowerShares Financial Preferred Portfolio (PGF)

April 30, 2012

Number of Shares		Value
	Preferred Stocks—99.9%
	Banks—66.0%
995,318	Bank of America Corp., 6.20%, Series D	$23,867,726
1,327,159	Bank of America Corp., 7.25%, Series J	32,820,642
4,457,726	Bank of America Corp., 8.20%, Series H	112,869,622
2,759,382	Bank of America Corp., 8.63%, Series 8	71,081,680
282,354	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	6,852,732
462,432	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	11,607,043
2,009,600	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	51,325,184
150,000	BB&T Corp., 5.85%(a)	3,750,000
306,921	Deutsche Bank Capital Funding Trust IX, 6.63%	7,507,288
1,033,834	Deutsche Bank Contingent Capital Trust III, 7.60%	26,579,872
600,647	Deutsche Bank Contingent Capital Trust V, 8.05%	15,766,984
1,467,476	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	36,789,623
5,441,900	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	149,434,574
3,102,445	HSBC Holdings PLC, 8.13% (United Kingdom)	81,718,401
938,202	HSBC USA, Inc., 6.50%, Series H(b)	23,464,432
2,389,273	JPMorgan Chase & Co., 8.63%, Series J	63,578,554
1,900,000	PNC Financial Services Group, Inc., 6.13%, Series P(a)	48,070,000
944,898	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	17,858,572
391,086	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)(a)	6,445,097
436,766	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)(a)	7,468,699
369,923	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)(a)	6,444,059
1,841,786	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)(a)	35,141,277
1,738,401	Santander Finance Preferred SA(b) Unipersonal, 10.50%, Series 10 (Spain)	45,476,570
800,000	U.S. Bancorp, 6.00%, Series G(a)	20,640,000
1,141,375	U.S. Bancorp, 6.50%, Series F	30,885,607
970,836	U.S. Bancorp, 7.88%, Series D	25,513,570
2,202,753	Wells Fargo & Co., 8.00%, Series J	65,069,324
1,360,098	Zions Bancorp, 9.50%, Series C	35,661,770
		1,063,688,902
	Diversified Financial Services—5.8%
2,470,611	Credit Suisse Guernsey, 7.90%
	(Switzerland)	64,853,539
1,161,566	HSBC Finance Corp., 6.36%, Series B(b)	28,702,296
		93,555,835

Number of Shares		Value
	Preferred Stocks (Continued)
	Insurance—27.1%
816,477	Aegon NV, 6.38% (Netherlands)	$19,268,857
287,303	Aegon NV, 6.50% (Netherlands)	6,737,255
411,360	Aegon NV, 6.88% (Netherlands)	9,975,480
1,331,444	Aegon NV, 7.25% (Netherlands)	33,126,327
557,188	Axis Capital Holdings Ltd., 6.88%, Series C (Bermuda)(a)	14,459,029
575,604	ING Groep NV, 6.13% (Netherlands)	12,145,244
1,357,544	ING Groep NV, 6.38% (Netherlands)	29,255,073
2,723,535	ING Groep NV, 7.38% (Netherlands)	65,201,428
3,560,734	ING Groep NV, 8.50% (Netherlands)	90,300,214
2,418,440	MetLife, Inc., 6.50%, Series B	61,186,532
468,406	PartnerRe Ltd., 6.75%, Series C	11,850,672
753,478	PartnerRe Ltd., 7.25%, Series E (Bermuda)(b)	19,997,306
443,673	Principal Financial Group, Inc., 6.52%, Series B	11,442,327
556,535	Prudential PLC, 6.50% (United Kingdom)	14,119,293
512,291	Prudential PLC, 6.75% (United Kingdom)(b)	13,063,420
398,418	RenaissanceRe Holdings Ltd., 6.08%, Series C	9,996,308
594,777	RenaissanceRe Holdings Ltd., 6.60%, Series D	14,958,642
		437,083,407
	Savings & Loans—1.0%
564,745	First Niagara Financial Group, Inc., 8.63%, Series B	16,004,873
	Total Preferred Stocks (Cost $1,415,728,208)	1,610,333,017
	Money Market Fund—0.6%
9,674,439	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $9,674,439)	9,674,439
	Total Investments (Cost $1,425,402,647)—100.5%	1,620,007,456
	Liabilities in excess of other assets—(0.5%)	(7,309,471)
	Net Assets—100.0%	$1,612,697,985

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated Investment. See Note 4.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	24.9%
Netherlands	16.5%

See Notes to Financial Statements.

24

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—8.8%
218,134	Altria Group, Inc.	$7,026,096
120,094	Universal Corp.	5,503,908
681,066	Vector Group Ltd.	11,816,495
		24,346,499
	Banks—13.5%
220,805	Arrow Financial Corp.	5,286,072
167,341	Community Bank System, Inc.	4,705,629
157,613	Community Trust Bancorp, Inc.	5,035,735
70,531	Cullen/Frost Bankers, Inc.	4,158,508
204,097	Southside Bancshares, Inc.	4,163,579
118,740	Tompkins Financial Corp.	4,494,309
206,429	United Bankshares, Inc.	5,455,918
86,019	Westamerica Bancorp	3,945,692
		37,245,442
	Chemicals—1.5%
160,642	RPM International, Inc.	4,268,258
	Computers—1.3%
94,666	Diebold, Inc.	3,734,574
	Cosmetics/Personal Care—2.2%
283,130	Avon Products, Inc.	6,115,608
	Distribution/Wholesale—1.5%
59,321	Watsco, Inc.	4,268,146
	Electric—16.3%
173,615	Black Hills Corp.	5,731,031
91,324	Consolidated Edison, Inc.	5,429,212
98,765	MGE Energy, Inc.	4,517,511
79,376	NextEra Energy, Inc.	5,107,846
244,729	PPL Corp.	6,693,338
123,763	SCANA Corp.	5,707,949
124,805	Southern Co. (The)	5,733,542
168,589	Unisource Energy Corp.	6,136,640
		45,057,069
	Electrical Components & Equipment—1.5%
77,852	Emerson Electric Co.	4,090,344
	Food—1.7%
163,344	Sysco Corp.	4,720,642
	Gas—13.5%
177,139	Atmos Energy Corp.	5,771,189
112,516	Northwest Natural Gas Co.	5,141,981
167,174	Piedmont Natural Gas Co., Inc.	5,095,463
225,293	Questar Corp.	4,449,537
182,772	UGI Corp.	5,333,287
216,827	Vectren Corp.	6,385,555
129,487	WGL Holdings, Inc.	5,193,724
		37,370,736

Number of Shares		Value
	Common Stocks (Continued)
	Household Products/Wares—3.5%
65,057	Clorox Co. (The)	$4,560,496
66,214	Kimberly-Clark Corp.	5,195,812
		9,756,308
	Insurance—7.9%
171,627	Cincinnati Financial Corp.	6,113,354
160,977	Mercury General Corp.	7,274,551
842,796	Old Republic International Corp.	8,385,820
		21,773,725
	Iron/Steel—1.6%
112,431	Nucor Corp.	4,408,419
	Media—2.2%
208,673	Meredith Corp.	6,016,043
	Miscellaneous Manufacturing—2.1%
268,357	Leggett & Platt, Inc.	5,842,132
	Office/Business Equipment—4.1%
661,226	Pitney Bowes, Inc.	11,326,801
	Oil & Gas—1.7%
63,633	ConocoPhillips(a)(b)	3,496,633
31,816	Phillips 66(a)	1,083,352
		4,579,985
	Packaging & Containers—1.7%
140,430	Sonoco Products Co.	4,652,446
	Pharmaceuticals—3.2%
70,314	Abbott Laboratories	4,363,687
69,807	Johnson & Johnson	4,543,737
		8,907,424
	Savings & Loans—2.3%
505,177	People's United Financial, Inc.	6,233,884
	Telecommunications—2.8%
231,041	AT&T, Inc.	7,603,559
	Water—5.1%
250,503	California Water Service Group	4,536,609
153,961	Connecticut Water Service, Inc.	4,272,418
277,172	Middlesex Water Co.	5,144,312
		13,953,339
	Total Common Stocks (Cost $269,014,068)	276,271,383

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

April 30, 2012

Number of Shares		Value
	Money Market Fund—0.2%
578,370	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $578,370)	$578,370
	Total Investments (Cost $269,592,438)—100.2%	276,849,753
	Liabilities in excess of other assets—(0.2%)	(680,434)
	Net Assets—100.0%	$276,169,319

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  When-issued security.

See Notes to Financial Statements.

26

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio (PID)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—1.5%
140,742	BHP Billiton Ltd. ADR(a)	$10,457,131
	Bahamas—3.5%
580,586	Teekay LNG Partners LP(a)	24,059,484
	Belgium—1.8%
251,390	Delhaize Group SA ADR	12,245,207
	Bermuda—3.4%
357,883	Alterra Capital Holdings Ltd.	8,564,140
285,616	Axis Capital Holdings Ltd.	9,716,656
63,656	RenaissanceRe Holdings Ltd.	4,968,988
		23,249,784
	Brazil—4.6%
280,972	Companhia de Bebidas das Americas ADR	9,834,020
984,084	Vale SA ADR	21,846,665
		31,680,685
	Canada—19.3%
290,427	Cameco Corp.(a)	6,418,437
76,776	Canadian National Railway Co.	6,547,457
133,480	Canadian Natural Resources Ltd.	4,638,430
68,880	Canadian Pacific Railway Ltd.(a)	5,336,823
245,748	Enbridge, Inc.	10,294,384
77,745	Imperial Oil Ltd.	3,622,140
311,970	Ritchie Bros. Auctioneers, Inc.(a)	6,591,926
336,930	Rogers Communications, Inc., Class B	12,577,597
770,678	Shaw Communications, Inc., Class B(a)	15,891,380
143,109	Suncor Energy, Inc.(a)	4,728,321
578,219	Talisman Energy, Inc.	7,551,540
245,474	Telus Corp.(a)	14,411,779
512,000	Thomson Reuters Corp.(a)	15,267,840
96,328	Tim Hortons, Inc.(a)	5,557,162
309,281	TransCanada Corp.(a)	13,602,178
		133,037,394
	Chile—5.6%
104,505	Banco Santander Chile ADR(a)	8,549,554
1,013,486	Corpbanca ADR	20,381,204
175,589	Empresa Nacional de Electricidad SA ADR(a)	9,590,671
		38,521,429
	Denmark—0.6%
29,709	Novo Nordisk A/S ADR(a)	4,367,817
	France—1.7%
306,359	Sanofi ADR	11,696,787
	Hong Kong—3.1%
204,388	China Mobile Ltd. ADR	11,310,832
46,453	CNOOC Ltd. ADR	9,831,777
		21,142,609

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	India—3.5%
192,540	Axis Bank Ltd. GDR	$4,035,638
320,525	HDFC Bank Ltd. ADR	11,003,623
90,339	Infosys Ltd. ADR(a)	4,277,552
63,439	State Bank of India GDR	5,157,591
		24,474,404
	Ireland—2.0%
111,475	Accenture PLC, Class A	7,240,301
105,283	Cooper Industries PLC	6,587,557
		13,827,858
	Israel—0.8%
125,298	Teva Pharmaceutical Industries Ltd. ADR	5,731,130
	Japan—3.5%
227,748	Canon, Inc. ADR	10,330,649
820,475	NTT DoCoMo, Inc. ADR	14,046,532
		24,377,181
	Mexico—0.9%
61,599	Coca-Cola Femsa SAB de CV ADR	6,526,414
	Netherlands—1.8%
365,099	Unilever NV	12,541,151
	Norway—2.1%
538,037	Statoil ASA ADR	14,478,576
	Philippines—2.9%
324,972	Philippine Long Distance Telephone Co. ADR	19,732,300
	Russia—1.4%
158,309	LUKOIL OAO ADR	9,712,257
	Spain—6.3%
2,975,783	Telefonica SA ADR(a)	43,535,705
	Switzerland—5.2%
103,274	Allied World Assurance Co. Holdings AG	7,431,597
144,215	Noble Corp.(b)	5,488,823
273,423	Novartis AG ADR	15,084,747
110,949	Syngenta AG ADR	7,769,758
		35,774,925
	United Kingdom—20.5%
61,329	ARM Holdings PLC ADR	1,553,463
459,512	AstraZeneca PLC ADR(a)	20,172,577
194,911	BHP Billiton PLC ADR	12,544,472
128,180	British American Tobacco PLC ADR	13,192,286
90,740	Diageo PLC ADR	9,175,629
380,549	GlaxoSmithKline PLC ADR	17,592,780
632,381	Pearson PLC ADR	11,977,296

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio (PID)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
468,498	Prudential PLC ADR(a)	$11,482,886
113,915	Smith & Nephew PLC ADR	5,613,731
377,494	Unilever PLC ADR	12,955,594
627,373	Vodafone Group PLC ADR	17,459,791
111,965	WPP PLC ADR(a)	7,593,466
		141,313,971
	United States—4.0%
114,197	ACE Ltd.	8,675,546
73,784	Bunge Ltd.	4,759,068
182,211	PartnerRe Ltd.	12,685,530
16,578	Shire PLC ADR	1,617,350
		27,737,494
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $667,260,195)—100.0%	690,221,693
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—12.8%
88,472,640	Invesco Liquid Assets Portfolio - Institutional Class (Cost $88,472,640)(c)(d)	88,472,640
	Total Investments (Cost $755,732,835)—112.8%	778,694,333
	Liabilities in excess of other assets—(12.8%)	(88,498,077)
	Net Assets—100.0%	$690,196,256

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at April 30, 2012.

(b)  Non-income producing security.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

28

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Statements of Assets and Liabilities

April 30, 2012

	PowerShares Buyback AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
ASSETS:
Unaffiliated investments, at value(a)	$139,772,284	$252,953,451	$1,489,303,432	$276,849,753	$690,221,693
Affiliated investments, at value (Note 4)	—	—	130,704,024	—	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	—	88,472,640
Total investments, at value	139,772,284	252,953,451	1,620,007,456	276,849,753	778,694,333
Receivables:
Shares sold	8,819,457	5,534,104	1,779,038	9,361,672	23,082,675
Investments sold	5,502,869	11,342,733	244,495	12,490,937	54,194,451
Dividends	78,698	484,173	4,876,089	458,723	1,696,548
Foreign tax reclaims	—	—	—	—	309,475
Affiliated securities lending dividends	—	—	—	—	26,350
Expense waivers	—	—	—	—	8,006
Total Assets	154,173,308	270,314,461	1,626,907,078	299,161,085	858,011,838
LIABILITIES:
Due to custodian	4,965	12,676	8,728,875	615,987	1,695,582
Payables:
Investments purchased	11,395,002	9,885,629	3,736,500	12,669,099	53,877,310
Shares repurchased	2,939,819	7,117,880	—	9,361,672	23,082,675
Expenses recaptured	2,334	3,008	—	9,581	—
Collateral upon return of securities loaned	—	—	—	—	88,472,640
Accrued advisory fees	51,729	85,617	661,424	92,046	224,620
Accrued expenses	138,077	222,044	1,082,294	243,381	462,755
Total Liabilities	14,531,926	17,326,854	14,209,093	22,991,766	167,815,582
NET ASSETS	$139,641,382	$252,987,607	$1,612,697,985	$276,169,319	$690,196,256
NET ASSETS CONSIST OF:
Shares of beneficial interest	$157,443,267	$242,812,046	$1,462,140,400	$412,966,216	$919,871,423
Undistributed net investment income	134,507	798,340	198,086	76,415	2,933,414
Undistributed net realized gain (loss)	(26,811,716)	(22,240,192)	(44,245,310)	(144,130,627)	(255,570,079)
Net unrealized appreciation	8,875,324	31,617,413	194,604,809	7,257,315	22,961,498
Net Assets	$139,641,382	$252,987,607	$1,612,697,985	$276,169,319	$690,196,256
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,750,000	16,000,000	90,650,000	29,500,000	44,950,000
Net asset value	$29.40	$15.81	$17.79	$9.36	$15.35
Share price	$29.40	$15.80	$17.83	$9.36	$15.37
Unaffiliated investments, at cost	$130,896,960	$221,336,038	$1,303,049,813	$269,592,438	$667,260,195
Affiliated investments, at cost	$—	$—	$122,352,834	$—	$—
Investments of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$—	$88,472,640
Total investments, at cost	$130,896,960	$221,336,038	$1,425,402,647	$269,592,438	$755,732,835
(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$85,989,135

See Notes to Financial Statements.

30

Statements of Operations

Year Ended April 30, 2012

	PowerShares Buyback AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,202,294	$6,941,653	$107,219,045	$11,621,268	$23,777,919
Affiliated dividend income (Note 4)	—	—	10,931,722	—	210,694
Affiliated securities lending income	—	—	—	—	403,106
Foreign withholding tax	(16)	—	—	—	(2,522,995)
Total Income	1,202,278	6,941,653	118,150,767	11,621,268	21,868,724
EXPENSES:
Advisory fees	351,005	963,725	7,959,588	1,038,761	2,332,796
Sub-licensing	70,201	240,931	1,591,915	259,691	583,199
Accounting & administration fees	67,460	67,573	380,619	71,509	135,367
Professional fees	36,980	40,028	132,564	37,309	54,929
Custodian & transfer agent fees	10,314	25,709	146,818	20,547	60,901
Trustees fees	6,636	11,526	50,714	12,682	20,554
Recapture (Note 3)	3,923	68,763	27,957	98,882	3,162
Other expenses	10,497	30,471	196,654	22,060	47,949
Total Expenses	557,016	1,448,726	10,486,829	1,561,441	3,238,857
Less: Waivers	(59,422)	(3,138)	—	(3,299)	(8,006)
Net Expenses	497,594	1,445,588	10,486,829	1,558,142	3,230,851
Net Investment Income	704,684	5,496,065	107,663,938	10,063,126	18,637,873
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(1,820,488)	(1,688,759)	(9,923,582)	(926,574)	(35,473,555)
In-kind redemptions	6,809,852	19,615,596	92,626,624	24,572,654	26,707,880
Foreign currencies	—	—	—	—	(676)
Net realized gain (loss)	4,989,364	17,926,837	82,703,042	23,646,080	(8,766,351)
Net change in unrealized appreciation (depreciation) on investment securities	5,052,880	(4,714,554)	(139,051,457)	(10,517,450)	(41,600,976)
Net realized and unrealized gain (loss)	10,042,244	13,212,283	(56,348,415)	13,128,630	(50,367,327)
Net increase (decrease) in net assets resulting from operations	$10,746,928	$18,708,348	$51,315,523	$23,191,756	$(31,729,454)

See Notes to Financial Statements.

31

Statements of Changes in Net Assets

	PowerShares Buyback AchieversTM Portfolio (PKW)		PowerShares Dividend AchieversTM Portfolio (PFM)		PowerShares Financial Preferred Portfolio (PGF)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$704,684	$178,030	$5,496,065	$4,094,843	$107,663,938	$117,888,409
Net realized gain (loss)	4,989,364	6,770,937	17,926,837	8,751,449	82,703,042	76,153,276
Net change in unrealized appreciation (depreciation)	5,052,880	448,673	(4,714,554)	22,646,874	(139,051,457)	55,999,303
Net increase (decrease) in net assets resulting from operations	10,746,928	7,397,640	18,708,348	35,493,166	51,315,523	250,040,988
Undistributed net investment income (loss) included in the price of units issued and redeemed	26,276	4,185	58,969	435,134	1,345,446	279,389
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(632,863)	(111,858)	(5,330,068)	(4,080,812)	(107,083,605)	(120,705,130)
Return of capital	—	—	—	—	(4,901,487)	(4,382,771)
Total distributions to shareholders	(632,863)	(111,858)	(5,330,068)	(4,080,812)	(111,985,092)	(125,087,901)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	144,656,825	31,415,572	121,445,277	109,729,654	190,750,610	144,693,621
Value of shares repurchased	(58,766,144)	(33,083,924)	(99,695,204)	(56,663,024)	(349,898,568)	(151,955,562)
Net income (loss) equalization	(26,276)	(4,185)	(58,969)	(435,134)	(1,345,446)	(279,389)
Net increase (decrease) in net assets resulting from shares transactions	85,864,405	(1,672,537)	21,691,104	52,631,496	(160,493,404)	(7,541,330)
Increase (Decrease) in Net Assets	96,004,746	5,617,430	35,128,353	84,478,984	(219,817,527)	117,691,146
NET ASSETS:
Beginning of year	43,636,636	38,019,206	217,859,254	133,380,270	1,832,515,512	1,714,824,366
End of year	$139,641,382	$43,636,636	$252,987,607	$217,859,254	$1,612,697,985	$1,832,515,512
Undistributed net investment income (loss) at end of year	$134,507	$62,686	$798,340	$606,451	$198,086	$(289,320)
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,300,000	1,250,000	8,250,000	8,500,000	10,950,000	8,300,000
Shares repurchased	(2,150,000)	(1,350,000)	(6,500,000)	(4,350,000)	(20,650,000)	(9,000,000)
Shares outstanding, beginning of year	1,600,000	1,700,000	14,250,000	10,100,000	100,350,000	101,050,000
Shares outstanding, end of year	4,750,000	1,600,000	16,000,000	14,250,000	90,650,000	100,350,000

See Notes to Financial Statements.

32

	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)		PowerShares International Dividend AchieversTM Portfolio (PID)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$10,063,126	$6,550,194	$18,637,873	$14,222,504
Net realized gain (loss)	23,646,080	12,070,519	(8,766,351)	43,671,147
Net change in unrealized appreciation (depreciation)	(10,517,450)	3,341,741	(41,600,976)	31,849,135
Net increase (decrease) in net assets resulting from operations	23,191,756	21,962,454	(31,729,454)	89,742,786
Undistributed net investment income (loss) included in the price of units issued and redeemed	(78,789)	65,191	692,028	256,262
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,978,411)	(6,552,543)	(17,956,612)	(13,859,836)
Return of capital	—	(277,932)	—	—
Total distributions to shareholders	(9,978,411)	(6,830,475)	(17,956,612)	(13,859,836)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	242,546,677	148,651,386	417,763,549	193,763,089
Value of shares repurchased	(188,061,234)	(82,736,906)	(228,163,544)	(147,146,410)
Net income (loss) equalization	78,789	(65,191)	(692,028)	(256,262)
Net increase (decrease) in net assets resulting from shares transactions	54,564,232	65,849,289	188,907,977	46,360,417
Increase (Decrease) in Net Assets	67,698,788	81,046,459	139,913,939	122,499,629
NET ASSETS:
Beginning of year	208,470,531	127,424,072	550,282,317	427,782,688
End of year	$276,169,319	$208,470,531	$690,196,256	$550,282,317
Undistributed net investment income (loss) at end of year	$76,415	$(8,300)	$2,933,414	$2,252,829
CHANGES IN SHARES OUTSTANDING:
Shares sold	26,900,000	17,700,000	27,800,000	12,650,000
Shares repurchased	(20,400,000)	(9,800,000)	(15,500,000)	(10,000,000)
Shares outstanding, beginning of year	23,000,000	15,100,000	32,650,000	30,000,000
Shares outstanding, end of year	29,500,000	23,000,000	44,950,000	32,650,000

33

Financial Highlights

PowerShares Buyback AchieversTM Portfolio (PKW)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$27.27	$22.36	$16.15	$22.64	$25.99
Net investment income(a)	0.27	0.11	0.19	0.26	0.10
Net realized and unrealized gain (loss) on investments	2.12	4.87	6.29	(6.55)	(3.35)
Total from investment operations	2.39	4.98	6.48	(6.29)	(3.25)
Distributions to shareholders from:
Net investment income	(0.26)	(0.07)	(0.27)	(0.20)	(0.10)
Net asset value at end of year	$29.40	$27.27	$22.36	$16.15	$22.64
Share price at end of year(b)	$29.40	$27.27	$22.37	$16.16
NET ASSET VALUE, TOTAL RETURN(c)	8.91%	22.34%	40.46%	(27.87)%	(12.53)%
SHARE PRICE TOTAL RETURN(c)	8.91%	22.29%	40.43%	(27.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$139,641	$43,637	$38,019	$27,456	$61,132
Ratio to average net assets of:
Expenses, after Waivers	0.71%	0.70%	0.70%	0.70%	0.73%
Expenses, prior to Waivers	0.79%	1.00%	0.97%	0.92%	0.79%
Net investment income, after Waivers	1.00%	0.49%	0.98%	1.39%	0.41%
Portfolio turnover rate(d)	32%	26%	23%	56%	46%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.01	$0.00 (f)	$0.00 (f)	$(0.02)	$(0.01)

PowerShares Dividend AchieversTM Portfolio (PFM)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$15.29	$13.21	$10.30	$16.15	$17.52
Net investment income(a)	0.34	0.31	0.27	0.36	0.37
Net realized and unrealized gain (loss) on investments	0.51	2.08	2.96	(5.92)	(1.41)
Total from investment operations	0.85	2.39	3.23	(5.56)	(1.04)
Distributions to shareholders from:
Net investment income	(0.33)	(0.31)	(0.32)	(0.29)	(0.33)
Net asset value at end of year	$15.81	$15.29	$13.21	$10.30	$16.15
Share price at end of year(b)	$15.80	$15.29	$13.21	$10.30
NET ASSET VALUE, TOTAL RETURN(c)	5.78%	18.39%	31.76%	(34.84)%	(6.00)%
SHARE PRICE TOTAL RETURN(c)	5.71%	18.39%	31.76%	(34.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$252,988	$217,859	$133,380	$85,451	$59,751
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.60%	0.61%	0.64%	0.74%	0.72%
Net investment income, after Waivers	2.28%	2.30%	2.28%	3.11%	2.15%
Portfolio turnover rate(d)	20%	11%	18%	31%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.00 (f)	$0.03	$0.01	$0.03	$(0.01)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

34

Financial Highlights (Continued)

PowerShares Financial Preferred Portfolio (PGF)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$18.26	$16.97	$11.41	$21.17	$24.78
Net investment income(a)	1.17	1.18	1.31	1.35	1.35
Net realized and unrealized gain (loss) on investments	(0.42)	1.36	5.61	(9.63)	(3.50)
Total from investment operations	0.75	2.54	6.92	(8.28)	(2.15)
Distributions to shareholders from:
Net investment income	(1.17)	(1.21)	(1.30)	(1.46)	(1.46)
Return of capital	(0.05)	(0.04)	(0.06)	(0.02)	—
Total distributions	(1.22)	(1.25)	(1.36)	(1.48)	(1.46)
Net asset value at end of year	$17.79	$18.26	$16.97	$11.41	$21.17
Share price at end of year(b)	$17.83	$18.28	$16.93	$11.41
NET ASSET VALUE, TOTAL RETURN(c)	4.56%	15.57%	62.16%	(39.56)%	(8.77)%
SHARE PRICE TOTAL RETURN(c)	4.68%	15.97%	61.76%	(39.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$1,612,698	$1,832,516	$1,714,824	$773,644	$237,126
Ratio to average net assets of:
Expenses, after Waivers	0.66%	0.66%	0.65%	0.69%	0.72%
Expenses, prior to Waivers	0.66%	0.66%	0.65%	0.68%	0.74%
Net investment income, after Waivers	6.76%	6.75%	8.30%	11.49%	6.20%
Portfolio turnover rate(d)	6%	26%	23%	45%	80%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.01	$0.00 (f)	$(0.02)	$0.02	$0.03

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

	Year Ended April 30,
	2012		2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$9.06		$8.44	$6.12	$11.36	$15.82
Net investment income(a)	0.35		0.34	0.32	0.43	0.62
Net realized and unrealized gain (loss) on investments	0.29		0.63	2.35	(5.21)	(4.42)
Total from investment operations	0.64		0.97	2.67	(4.78)	(3.80)
Distributions to shareholders from:
Net investment income	(0.34)		(0.34)	(0.33)	(0.43)	(0.63)
Return of capital	—		(0.01)	(0.02)	(0.03)	(0.03)
Total distributions	(0.34)		(0.35)	(0.35)	(0.46)	(0.66)
Net asset value at end of year	$9.36		$9.06	$8.44	$6.12	$11.36
Share price at end of year(b)	$9.36		$9.06	$8.44	$6.12
NET ASSET VALUE, TOTAL RETURN(c)	7.37%		11.91%	44.59%	(42.88)%	(24.67)%
SHARE PRICE TOTAL RETURN(c)	7.37%		11.91%	44.58%	(42.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$276,169		$208,471	$127,424	$86,846	$184,077
Ratio to average net assets of:
Expenses, after Waivers	0.60%		0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.60%		0.62%	0.65%	0.62%	0.56%
Net investment income, after Waivers	3.88%		4.02%	4.42%	5.24%	4.35%
Portfolio turnover rate(d)	35%		44%	57%	77%	42%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$(0.00	)(f)	$0.00 (f)	$0.00 (f)	$0.00 (f)	$0.02

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

35

Financial Highlights (Continued)

PowerShares International Dividend AchieversTM Portfolio (PID)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$16.85	$14.26	$10.14	$19.63	$20.12
Net investment income(a)	0.48	0.47	0.35	0.52	0.68
Net realized and unrealized gain (loss) on investments	(1.49)	2.59	4.24	(9.46)	(0.61)
Total from investment operations	(1.01)	3.06	4.59	(8.94)	0.07
Distributions to shareholders from:
Net investment income	(0.49)	(0.47)	(0.47)	(0.55)	(0.56)
Net asset value at end of year	$15.35	$16.85	$14.26	$10.14	$19.63
Share price at end of year(b)	$15.37	$16.89	$14.26	$10.15
NET ASSET VALUE, TOTAL RETURN(c)	(5.87)%	21.95%	45.77%	(46.44)%	0.34%
SHARE PRICE TOTAL RETURN(c)	(5.97)%	22.23%	45.62%	(46.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$690,196	$550,282	$427,783	$256,584	$551,630
Ratio to average net assets of:
Expenses, after Waivers	0.55%	0.58%	0.57%	0.57%	0.58%
Expenses, prior to Waivers	0.56%	0.58%	0.57%	0.57%	0.56%
Net investment income, after Waivers	3.20%	3.20%	2.65%	3.87%	3.28%
Portfolio turnover rate(d)	33%	42%	63%	50%	43%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.02	$0.01	$0.02	$(0.01)	$(0.02)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

36

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Buyback AchieversTM Portfolio (PKW)	"Buyback AchieversTM Portfolio"

PowerShares Dividend AchieversTM Portfolio (PFM)	"Dividend AchieversTM Portfolio"

PowerShares Financial Preferred Portfolio (PGF)	"Financial Preferred Portfolio"

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	"High Yield Equity Dividend AchieversTM Portfolio"

PowerShares International Dividend AchieversTM Portfolio (PID)	"International Dividend AchieversTM Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index

Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Securities Financial Index

High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index

International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Buyback AchieversTM Portfolio and Financial Preferred Portfolio are non-diversified and can invest a greater portion of assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of a Fund's Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's

39

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. For Financial Preferred Portfolio, because the Fund's Underlying Index does not meet the diversification requirements set forth in the Internal Revenue Code, the Fund may not be able to invest in all of the stocks comprising its Underlying Index in proportion to their weightings in the Underlying Index at all times.

Foreign and Emerging Market Securities Risk. With respect to Financial Preferred and International Dividend AchieversTM Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Preferred Securities Risk. There are special risks associated with the Financial Preferred Portfolio's investments in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security. Certain of the companies that comprise the Fund's Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions and, therefore, subject the Fund to the risks of investing in securities issued by foreign companies.

High Yield Securities Risk. With respect to Financial Preferred Portfolio and High Yield Equity Dividend AchieversTM Portfolio, investments in high yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the Financial Statements.

40

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust or Invesco PowerShares Capital Management LLC (the "Adviser") (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of the investment companies expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for the High Yield Equity Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

41

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

The International Dividend AchieversTM Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.40% of the Fund's average daily net assets except for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio, which each pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) of each Fund from exceeding 0.50% of the Fund's average daily net assets per year (0.60% of the Fund's average daily net assets per year for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) (the "Expense Cap"), at least until August 31, 2013. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2012 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/13	04/30/14	04/30/15
Buyback AchieversTM Portfolio	$258,926	$89,101	$110,403	$59,422
Dividend AchieversTM Portfolio	74,532	49,479	21,915	3,138
High Yield Equity Dividend AchieversTM Portfolio	38,992	—	35,693	3,299
International Dividend AchieversTM Portfolio	8,006	—	—	8,006

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a "Licensor"):

Fund	Licensor
Buyback AchieversTM Portfolio	Mergent, Inc.

Dividend AchieversTM Portfolio	Mergent, Inc.

Financial Preferred Portfolio	Wells Fargo Securities, LLC

High Yield Equity Dividend AchieversTM Portfolio	Mergent, Inc.

International Dividend AchieversTM Portfolio	Mergent, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the fiscal year ended April 30, 2012.

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Financial Preferred Portfolio

	Value April 30, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2012	Dividend Income
HSBC Finance Corp., 6.36%, Series B	$36,200,466	$2,026,576	$(10,239,892)	$(1,526,143)	$2,241,289	$28,702,296	$2,239,848
HSBC USA, Inc., 6.50%, Series H	30,954,400	1,199,562	(8,459,001)	(1,481,368)	1,250,839	23,464,432	1,817,000
PartnerRe Ltd., 7.25%, Series E	—	23,115,646	(4,278,364)	1,080,110	79,914	19,997,306	966,341
Prudential PLC, 6.75% (United Kingdom)	15,384,116	621,715	(3,072,051)	(1,270,268)	1,399,908	13,063,420	943,034
Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	58,084,055	4,583,735	(11,831,153)	(7,383,494)	2,023,427	45,476,570	4,965,499
Total Investments in Affiliates	$140,623,037	$31,547,234	$(37,880,461)	$(10,581,163)	$6,995,377	$130,704,024	$10,931,722

International Dividend AchieversTM Portfolio

	Value April 30, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2012	Dividend Income
Consolidated Water Co. Ltd.	$8,168,758	$4,140,492	$(9,798,680)	$1,164,723	$(3,675,293)	$—	$210,694

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

As of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the fiscal year ended April 30, 2012, there were no significant transfers between investment levels.

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2012 and 2011:

	2012		2011
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Buyback AchieversTM Portfolio	$632,863	$—	$111,858	$—
Dividend AchieversTM Portfolio	5,330,068	—	4,080,812	—
Financial Preferred Portfolio(1)	115,157,421	4,901,487	117,851,509	4,382,771
High Yield Equity Dividend AchieversTM Portfolio	9,978,411	—	6,552,543	277,932
International Dividend AchieversTM Portfolio	17,956,612	—	13,859,836

(1) Tax year-end is October 31

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation	Capital Loss Carryforward	Post-October Capital Deferrals*	Shares of Beneficial Interest	Total Net Assets
Buyback AchieversTM Portfolio	$140,882	$(6,375)	$7,425,516	$(24,934,405)	$(427,503)	$157,443,267	$139,641,382
Dividend AchieversTM Portfolio	807,314	(8,974)	29,162,936	(18,981,637)	(804,078)	242,812,046	252,987,607
Financial Preferred Portfolio(1)	—	(34,003)	123,182,115	(48,408,318)	—	1,433,107,697	1,507,847,491
High Yield Equity Dividend AchieversTM Portfolio	87,218	(10,803)	6,321,084	(142,980,887)	(213,509)	412,966,216	276,169,319
International Dividend AchieversTM Portfolio	2,954,064	(20,650)	18,315,992	(218,699,041)	(32,225,532)	919,871,423	690,196,256

*  The Funds elected to defer capital losses incurred after October 31 ("Post-October Capital Losses"). Post-October Capital Losses within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

(1) Tax year-end is October 31

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

The following Funds had capital loss carryforward amounts as of April 30, 2012, which expire on April 30 of each year listed below:

							Post-effective no expiration
	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total**
Buyback AchieversTM Portfolio	$—	$178,870	$9,098,882	$800,254	$12,142,749	$2,107,645	$—	$606,005	$24,934,405
Dividend AchieversTM Portfolio	7,896	—	50,943	1,716,151	14,632,363	2,339,194	—	235,090	18,981,637
Financial Preferred Portfolio(1)	—	2,123,151	29,895,674	9,034,558	7,354,935	—	—	—	48,408,318
High Yield Equity Dividend AchieversTM Portfolio	2,318,867	7,009,598	5,162,362	81,487,358	44,815,128	2,187,574	—	—	142,980,887
International Dividend AchieversTM Portfolio	—	—	1,965,954	59,472,841	145,514,837	11,745,409	—	—	218,699,041

**  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

(1) Tax year-end and carryforward expiration is October 31

The Funds utilized noted amounts of capital loss carryforward during fiscal year ended April 30, 2012 as follows:

Utilized Amount
Financial Preferred Portfolio(1)	$322,294
High Yield Equity Dividend AchieversTM Portfolio	294,166
International Dividend AchieversTM Portfolio	414,324

Note 7. Investment Transactions

For the fiscal year ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Buyback AchieversTM Portfolio	$24,154,795	$23,475,761
Dividend AchieversTM Portfolio	50,128,452	47,511,552
Financial Preferred Portfolio	210,951,930	97,492,485
High Yield Equity Dividend AchieversTM Portfolio	91,824,258	92,220,038
International Dividend AchieversTM Portfolio	192,436,056	192,182,365

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

For the fiscal year ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Buyback AchieversTM Portfolio	$144,847,528	$59,548,056
Dividend AchieversTM Portfolio	102,651,346	83,393,306
Financial Preferred Portfolio	70,853,639	348,905,826
High Yield Equity Dividend AchieversTM Portfolio	244,253,470	189,076,265
International Dividend AchieversTM Portfolio	415,005,590	225,795,694

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

At April 30, 2012, the aggregate cost and the net unrealized appreciation for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Buyback AchieversTM Portfolio	$132,346,768	$7,425,516	$9,827,332	$(2,401,816)
Dividend AchieversTM Portfolio	223,790,515	29,162,936	30,788,259	(1,625,323)
Financial Preferred Portfolio(1)	1,388,243,402	123,182,115	129,006,425	(5,824,310)
High Yield Equity Dividend AchieversTM Portfolio	270,528,669	6,321,084	12,539,161	(6,218,077)
International Dividend AchieversTM Portfolio	760,378,341	18,315,992	49,104,200	(30,788,208)

(1) Tax year-end is October 31.

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and utilization of book equalization, on April 30, 2012, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Share of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2012, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Buyback AchieversTM Portfolio	$(26,276)	$(6,695,341)	$6,721,617
Dividend AchieversTM Portfolio	(33,077)	(18,826,491)	18,859,568
Financial Preferred Portfolio(1)	(1,438,373)	(84,430,365)	85,868,738
High Yield Equity Dividend AchieversTM Portfolio	78,789	(23,798,596)	23,719,807
International Dividend AchieversTM Portfolio	(692,704)	(24,888,391)	25,581,095

(1) Tax year-end is October 31

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 9. Trustees' Fees

The Funds compensate each Independent Trustee. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

48

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares Financial Preferred Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio (each an individual portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Funds") at April 30, 2012, the results of each of their operations for the year then ended, the change in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Chicago, IL
June 25, 2012

49

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different the maximum amount allowable for its fiscal year ended April 30, 2012:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividends Received Deduction*
Buyback AchieversTM Portfolio	100%	100%
Dividend AchieversTM Portfolio	100%	100%
Financial Preferred Portfolio(1)	100%	43%
High Yield Equity Dividend AchieversTM Portfolio	100%	100%
International Dividend AchieversTM Portfolio	82%	0%

The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Foreign Source Income	Foreign Taxes
International Dividend AchieversTM Portfolio	$17,640,096	$2,042,959

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

  (1)  Tax year-end is October 31.

50

Supplemental Information

Trustees and Officers

The Independent Trustees, the Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and Officers information is current as of April 30, 2012.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	120	None

Todd J. Barre (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001). BMO Financial Group/Harris Private Bank	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

51

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Marc M. Kole (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	120	None

Philip M. Nussbaum (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-Present)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

52

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Donald H. Wilson (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Trustee since 2006; Chair since 2012	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

53

Supplemental Information (Continued)

Trustees and Officers (Continued)

The Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Non-Independent Trustees and the other directorships, if any held by the Trustees are shown below.

Name, Address, and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non-Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
H. Bruce Bond (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

54

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non-Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
Kevin M. Carome (55) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

55

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (37) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Benjamin Fulton (50) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (30) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008-Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

David Warren (54) Invesco Canada Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (2000-2006)

  *  This is the date the Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

56

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Christopher Joe (42) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046	Chief Compliance Officer	Since 2012	U.S. Compliance Director, Invesco, Ltd.; Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser); formerly, Assistant Fund Accounting Manager, Invesco, Ltd.

Sheri Morris (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer	Since 2011	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust.
Formerly, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia (37) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2011	Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010). Associate Counsel at Barclays Global Investors Ltd. (2004-2006)

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the date the Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

57

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Aerospace & Defense Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Value Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500 High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

58

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year, five-year and since-inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average daily net assets for each Fund other than PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio,

59

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio;

•  0.40% of the Fund's average daily net assets for each of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio; and

•  0.29% of the Fund's average daily net assets for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio (for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, the Trustees noted that the advisory fee for each of these Funds was reduced to 0.29% effective June 16, 2011).

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2013, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500 High Quality Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio (for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure

60

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.39% effective June 16, 2011); and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI US 1000 Portfolio, and further noted the Adviser's representation that the advisory fee charged to the PowerShares FTSE RAFI US 1000 Portfolio was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee (for the year ended December 31, 2011) was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, which was lower than the median advisory fee of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight

61

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund (for the year ended December 31, 2011) was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares S&P 500 High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares S&P 500 High Quality Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and noted those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

62

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

63

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-AR-1

2012 Annual Report to Shareholders

April 30, 2012

PowerShares Aerospace & Defense Portfolio (PPA)

PowerShares CleantechTM Portfolio (PZD)

PowerShares DWA Technical LeadersTM Portfolio (PDP)

PowerShares Global Listed Private Equity Portfolio (PSP)

PowerShares Golden Dragon China Portfolio (PGJ)
(formerly PowerShares Golden Dragon Halter USX China Portfolio)

PowerShares Lux Nanotech Portfolio (PXN)

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

PowerShares Water Resources Portfolio (PHO)

PowerShares WilderHill Clean Energy Portfolio (PBW)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	30

Fees and Expenses	32

Specialty Portfolios

Schedules of Investments

PowerShares Aerospace & Defense Portfolio (PPA)	34

PowerShares CleantechTM Portfolio (PZD)	35

PowerShares DWA Technical LeadersTM Portfolio (PDP)	37

PowerShares Global Listed Private Equity Portfolio (PSP)	39

PowerShares Golden Dragon China Portfolio (PGJ) (formerly PowerShares Golden Dragon Halter USX China Portfolio)	41

PowerShares Lux Nanotech Portfolio (PXN)	44

PowerShares Morningstar StockInvestor Core Portfolio (PYH)	45

PowerShares S&P 500 BuyWrite Portfolio (PBP)	47

PowerShares S&P 500® High Quality Portfolio (SPHQ)	53

PowerShares Water Resources Portfolio (PHO)	55

PowerShares WilderHill Clean Energy Portfolio (PBW)	56

PowerShares WilderHill Progressive Energy Portfolio (PUW)	58

Statements of Assets and Liabilities	60

Statements of Operations	62

Statements of Changes in Net Assets	64

Financial Highlights	68

Notes to Financial Statements	74

Report of Independent Registered Public Accounting Firm	93

Tax Information	94

Trustees and Officers	95

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreements	102

The Market Environment

Domestic Equity:

Equity markets were volatile during the fiscal year ended April 30, 2012, but the broad market, as measured by the S&P 500® Index, still managed to post a small gain. While corporate earnings remained strong, investor enthusiasm was tempered by continuing high unemployment, sluggish consumer spending and soft housing data for most of the year. Although markets stabilized and remained generally positive in the spring and early summer, major equity indices sold off precipitously in August as the U.S. government struggled to raise the nation's debt ceiling. This led credit rating agency Standard & Poor's to announce its first-ever ratings downgrade to long-term U.S. government debt. Uncertainty created by the downgrade, combined with continuing concern about the debt crisis in the eurozone, reignited fears of a recession and pressured markets downward into the fall. As signs of muted but sustained economic growth mounted, equity markets moved off their October lows and posted strong gains through the close of the reporting period with the S&P 500® Index returning 12.8% from the end of October 2011 to the end of April 2012.

International Equity:

Many of the headwinds that buffeted global stock markets in 2010 continued through 2011, with markets posting some of their sharpest declines since 2008. Notably, the eurozone debt crisis surrounding Greece and other southern European nations, including Spain, Portugal and Italy, became an unresolved, multi-chapter economic saga during the reporting period. European Union leaders' seeming lack of clarity and direction in how to address solvency and fiscal deficit concerns increased market unrest. Although the U.S. economy continued growing during the reporting period, the Standard & Poor's downgrade of the U.S. government's credit rating, high unemployment and a still-weak housing market created uncertainty for investors. The earthquake and tsunami that battered Japan's northeast coast in March 2011 caused a prolonged nuclear disaster and disrupted global stock markets.

Market uncertainty in developed economies spilled over into emerging markets. This less-than-positive outlook, coupled with rising inflation, hampered growth in developing nations. Multiple interest rate hikes were enacted to head off inflation, which squeezed growth margins. China, often considered Asia's economic engine, also contended with the potential for a real estate bubble due to a slowing property market. Political uprisings in the Middle East shook the global economy as well.

Throughout the reporting period, investors fluctuated between risk-on and risk-off trades, which created significant positive and negative market swings. This trend pushed many asset classes into negative territory, while less-risky assets, such as bonds, tended to have positive results during the reporting period. Though stocks experienced a turbulent year, equity markets rallied in late 2011 continuing into early 2012. Despite overall slower growth, corporations in general maintained solid economic health.

2

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Manager's Analysis

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

The PowerShares Aerospace and Defense Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the SPADETM Defense Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to measure the performance of companies involved in the development, manufacturing, operations and support of U.S. defense, homeland security and aerospace operations.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (1.87)%. On a Net Asset Value ("NAV") basis, the Fund returned (1.82)%. During the same reporting period, the Index returned (2.90)%, the S&P SuperComposite Aerospace & Defense Index returned 1.63%, the Dow Jones U.S. Aerospace and Defense Index returned 4.78% and the S&P 500® Index returned 4.73%. The Fund benefited from positive performance of securities of companies in the industrials and materials sectors. The Fund was hurt most by exposure to the information technology sector.

At the single stock level, the Fund benefited most from exposure to Goodrich Corp. (portfolio average weight of 4.40%), TransDigm Group, Inc. (portfolio average weight of 2.74%), and Lockheed Martin Corp. (portfolio average weight of 5.32%). The leading detractors to the Fund were SAIC, Inc. (portfolio average weight of 2.67%) ITT Corp. (no longer held at April 30, 2012) and Computer Sciences Corp. (portfolio average weight of 2.70%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Aerospace/Defense	58.5
Electronics	9.1
Miscellaneous Manufacturing	5.9
Telecommunications	5.3
Metal Fabricate/Hardware	4.6
Computers	3.9
Commercial Services	3.9
Packaging & Containers	3.8
Engineering & Construction	1.9
Auto Manufacturers	1.2
Shipbuilding	1.1
Software	0.7
Money Market Fund	0.3
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	41.0
Mid-Cap Growth	19.5
Mid-Cap Value	15.5
Small-Cap Growth	15.1
Large-Cap Growth	4.6
Small-Cap Value	4.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Boeing Co. (The)	6.0
Honeywell International, Inc.	5.7
United Technologies Corp.	5.7
Lockheed Martin Corp.	5.2
Northrop Grumman Corp.	4.7
Raytheon Co.	4.7
Precision Castparts Corp.	4.6
Goodrich Corp.	4.6
General Dynamics Corp.	4.3
L-3 Communications Holdings, Inc.	4.2
Total	49.7

4

Manager's Analysis (Continued)

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
SPADETM Defense Index	(2.90)%	14.35%	(0.23)%	4.58%	33.86%
S&P SuperComposite Aerospace & Defense Index	1.63%	19.76%	2.97%	8.46%	69.51%
Dow Jones U.S. Aerospace and Defense Index†††	4.78%	21.23%	4.19%	N/A	N/A
S&P 500® Index	4.73%	19.45%	1.00%	4.46%	32.80%
Fund
NAV Return	(1.82)%	15.57%	0.68%	5.40%	40.81%
Share Price Return	(1.87)%	15.58%	0.68%	5.40%	40.84%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.73%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Aerospace & Defense Index, Dow Jones U.S. Aerospace and Defense Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 29, 28 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

†††  Dow Jones U.S. Aerospace and Defense Index tracking did not start until May 1, 2006.

5

Manager's Analysis

PowerShares CleantechTM Portfolio (ticker: PZD)

The PowerShares CleantechTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Cleantech IndexTM (the "Index"). The Fund generally will invest at least 90% of its total assets in securities, which may include American Depositary Receipts ("ADRs"), that comprise the Index. The Index is designed to track cleantech companies, from a broad range of industry sectors that derive at least 50% of revenue on operating profits from cleantech businesses. The Index is a modified equally weighted index currently composed of stocks of publicly traded cleantech companies and ADRs based on such stocks.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (22.87)%. On a Net Asset Value ("NAV") basis, the Fund returned (22.65)%. During the same reporting period, the Index returned (23.41)%, while the NASDAQ Composite Index returned 6.01% and the S&P 500® Index returned 4.73%. The Fund benefited from positive performance of securities of companies in the consumer discretionary and health care sectors. The Fund was hurt most by exposure to the information technology and industrials sectors.

At the single stock level, the Fund benefited most from exposure to Nalco Holding Co. (no longer held at April 30, 2012), BorgWarner, Inc. (portfolio average weight of 1.63%), and RuggedCom, Inc. (no longer held at April 30, 2012). The leading detractors to the Fund were First Solar, Inc. (portfolio average weight of 1.82%), Vestas Wind Systems A/S (portfolio average weight of 1.76%), and Aixtron SE (no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Miscellaneous Manufacturing	16.7
Electronics	10.1
Electrical Components & Equipment	9.8
Machinery-Diversified	7.3
Auto Parts & Equipment	7.0
Environmental Control	6.8
Semiconductors	5.9
Engineering & Construction	5.7
Software	5.4
Telecommunications	4.7
Energy-Alternate Sources	3.7
Electric	3.4
Commercial Services	3.2
Biotechnology	2.6
Chemicals	2.6
Building Materials	2.0
Healthcare-Services	1.7
Hand/Machine Tools	1.0
Mining	0.4
Money Market Fund	9.8
Liabilities in excess of other assets	(9.8)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Corning, Inc.	3.2
SGS SA	3.2
Johnson Controls, Inc.	3.1
Roper Industries, Inc.	3.0
Pall Corp.	2.9
Alfa Laval AB	2.9
Schneider Electric SA	2.9
Siemens AG	2.9
ABB Ltd.	2.8
Autodesk, Inc.	2.7
Total	29.6

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Mid-Cap Growth	38.1
Small-Cap Growth	22.5
Large-Cap Growth	19.8
Large-Cap Value	7.4
Mid-Cap Value	7.3
Small-Cap Value	4.9

6

Manager's Analysis (Continued)

PowerShares CleantechTM Portfolio (ticker: PZD)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Cleantech IndexTM	(23.41)%	5.88%	(3.36)%	(1.39)%	(7.45)%
NASDAQ Composite Index	6.01%	21.05%	3.82%	4.70%	28.72%
S&P 500® Index	4.73%	19.45%	1.00%	2.44%	14.16%
Fund
NAV Return	(22.65)%	6.63%	(2.93)%	(1.02)%	(5.51)%
Share Price Return	(22.87)%	6.33%	(3.00)%	(1.08)%	(5.83)%

Fund Inception: October 24, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.74%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 2,529 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

7

Manager's Analysis

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

The PowerShares DWA Technical LeadersTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dorsey Wright Technical LeadersTM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index includes approximately 100 U.S.-listed companies that demonstrate powerful relative strength characteristics. The Index is constructed pursuant to Dorsey Wright's proprietary methodology, which takes into account, among other factors, the performance of each of the 1,000 largest U.S.-listed companies as compared to a benchmark index, and the relative performance of industry sectors and sub-sectors.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 5.15%. On a Net Asset Value ("NAV") basis, the Fund returned 5.22%. During the same reporting period, the Index returned 4.54%, while the S&P 500® Growth Index returned 8.12%, the Russell 3000® Growth Index returned 6.26% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the consumer discretionary and health care sectors. The Fund was hurt by exposure to the energy and industrials sectors.

At the single stock level, the Fund benefited most from exposure to Apple, Inc. (portfolio average weight of 3.13%), Alexion Pharmaceuticals, Inc. (portfolio average weight of 1.75%), and O'Reilly Automotive, Inc. (portfolio average weight of 1.39%). The leading detractors to the Fund were Netflix, Inc., Energen Corp. and Green Mountain Coffee Roasters, Inc. (these stocks were no longer held at April 30, 2012).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Consumer Discretionary	32.6
Industrials	15.2
Materials	14.6
Financials	12.7
Information Technology	8.8
Health Care	7.1
Consumer Staples	5.8
Energy	1.8
Utilities	1.4
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Mid-Cap Value	33.6
Large-Cap Growth	32.0
Mid-Cap Growth	24.2
Large-Cap Value	8.4
Small-Cap Growth	1.2
Small-Cap Value	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Priceline.com, Inc.	3.1
American Tower Corp.	3.1
General Growth Properties, Inc.	3.0
Apple, Inc.	2.9
Silgan Holdings, Inc.	2.9
O'Reilly Automotive, Inc.	2.7
Liberty Media Corp. - Liberty Capital, Class A	2.5
J.B. Hunt Transport Services, Inc.	2.3
Las Vegas Sands Corp.	2.2
Alexion Pharmaceuticals, Inc.	2.1
Total	26.8

8

Manager's Analysis (Continued)

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dorsey Wright Technical LeadersTM Index	4.54%	25.45%	1.88%	3.13%	17.23%
S&P 500® Growth Index	8.12%	20.49%	3.84%	4.82%	27.54%
Russell 3000® Growth Index	6.26%	21.47%	4.04%	4.92%	28.14%
S&P 500® Index	4.73%	19.45%	1.00%	2.04%	11.00%
Fund
NAV Return	5.22%	25.81%	2.02%	3.26%	18.01%
Share Price Return	5.15%	25.84%	1.96%	3.22%	17.77%

Fund Inception: March 1, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.71%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Growth Index, Russell 3000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 279, 1,750 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

9

Manager's Analysis

PowerShares Global Listed Private Equity Portfolio (ticker: PSP)

The PowerShares Global Listed Private Equity Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Red Rocks Global Listed Private Equity IndexSM (the "Index"). The Fund generally will invest at least 90% of its total assets in securities, which may include American Depositary Receipts and global depositary receipts, that comprise the Index. The Index includes between 40 and 75 publicly listed private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies.

Prior to September 30, 2009, the Fund's underlying index was the Red Rocks Capital Listed Private Equity IndexSM. The Blended-Index is comprised of the original underlying index from Fund inception through the conversion date, September 29, 2009, followed by the performance of the new underlying index starting at the conversion date and through April 30, 2012.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (19.80)%. On a Net Asset Value ("NAV") basis, the Fund returned (19.51)%. During the same reporting period, the Index returned (18.66)%, while the Blended-Index returned (18.66)%, the S&P 500® Financials Index returned (4.10)%. The Fund benefited most from positive performance of securities of companies in China, Canada, and South Africa. The Fund was hurt most from negative performance of securities of companies in Sweden, France, and the United States.

At the single stock level, the Fund benefited most from exposure to Fosun International (portfolio average weight of 1.16%) and Brait SE (portfolio average weight of 1.05%). The leading detractors to the Fund were Ratos AB (portfolio average weight of 4.54%), Leucadia National Corp. (portfolio average weight of 4.39%), and Wendel (portfolio average weight of 3.52%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Private Equity	28.5
Investment Companies	28.3
Holding Companies-Diversified	18.7
Diversified Financial Services	8.1
Miscellaneous Manufacturing	2.3
Food	1.8
Equity Fund	1.6
Internet	1.0
Water	0.8
Money Market Fund	9.6
Liabilities in excess of other assets	(0.7)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Mid-Cap Value	36.9
Small-Cap Growth	18.6
Mid-Cap Growth	17.7
Small-Cap Value	16.9
Large-Cap Value	4.9
Large-Cap Growth	2.5
Unclassified	2.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Onex Corp.	4.9
Hal Trust	4.5
Ratos AB	4.2
Leucadia National Corp.	4.1
American Capital Ltd.	3.9
Ares Capital Corp.	3.8
Eurazeo	3.7
Partners Group Holding AG	3.7
3i Group PLC	3.6
Ackermans & van Haaren NV	3.2
Total	39.6

10

Manager's Analysis (Continued)

PowerShares Global Listed Private Equity Portfolio (ticker: PSP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
Blended – Red Rocks Global Listed Private Equity IndexSM††	(18.66)%	20.91%	(12.02)%	(9.11)%	(40.94)%
Red Rocks Global Listed Private Equity IndexSM	(18.66)%	21.73%	N/A	N/A	N/A
S&P 500® Financials Index	(4.10)%	14.26%	(14.13)%	(12.05)%	(50.64)%
Fund
NAV Return	(19.51)%	16.67%	(15.36)%	(12.22)%	(51.25)%
Share Price Return	(19.80)%	16.82%	(15.32)%	(12.18)%	(51.15)%

Fund Inception: October 24, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 2.58% including estimated acquired fund fees and expenses of 1.85%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Financials Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 81 common stocks.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Index is calculated from the closest month-end to the Fund's inception date.

††  The "Blended-Index" is comprised of the original underlying Index from Fund inception through the conversion date, September 29, 2009, followed by the performance of the new underlying index starting at the conversion date and through April 30, 2012.

†††  Average Annualized.

11

Manager's Analysis

PowerShares Golden Dragon China Portfolio (ticker: PGJ)

The PowerShares Golden Dragon China Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Halter USX China IndexSM (the "Index"). The Fund generally will invest at least 90% of its total assets in equity securities that comprise the Index. The Index is composed of U.S.-listed securities of companies that derive a majority of their revenue from the People's Republic of China. The Index is designed to include stocks that provide access to the unique economic opportunities taking place in China while still providing investors with the transparency offered with U.S.-listed securities.

Effective April 30, 2012, the Fund's name changed to PowerShares Golden Dragon China Portfolio from PowerShares Golden Dragon Halter USX China Portfolio.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (23.93)%. On a Net Asset Value ("NAV") basis, the Fund returned (23.98)%. During the same reporting period, the Index returned (23.74)%, while the MSCI China Index returned (11.15)%, the FTSE/Xinhua China Index returned (12.84)% and the S&P 500® Index returned 4.73%. The Fund benefited from positive performance of securities of companies in the utilities and telecommunication services sectors. The Fund was hurt most by exposure to the information technology and consumer discretionary sectors.

At the single stock level, the Fund benefited most from exposure to Netease, Inc. American Depositary Receipt ("ADR") (portfolio average weight of 3.36%), Huaneng Power International, Inc. ADR (portfolio average weight of 3.71%), and China Mobile Ltd. ADR (portfolio average weight of 4.75%). The leading detractors to the Fund were SINA Corp. (portfolio average weight of 2.73%), Aluminum Corp. of China Ltd. ADR (portfolio average weight of 4.07%), and Yanzhou Coal Mining Co. Ltd. ADR (portfolio average weight of 4.51%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Information Technology	25.0
Energy	19.6
Telecommunication Services	14.9
Consumer Discretionary	10.3
Industrials	8.2
Materials	6.4
Financials	5.6
Utilities	4.9
Health Care	4.2
Consumer Staples	0.9
Money Market Fund	23.4
Liabilities in excess of other assets	(23.4)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	36.5
Large-Cap Value	22.7
Mid-Cap Value	16.5
Mid-Cap Growth	11.6
Small-Cap Growth	11.6
Small-Cap Value	1.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
PetroChina Co. Ltd. ADR	6.0
China Mobile Ltd. ADR	5.6
Baidu, Inc. ADR	5.1
Huaneng Power International, Inc. ADR	4.8
China Unicom (Hong Kong) Ltd. ADR	4.7
China Life Insurance Co. Ltd. ADR	4.7
CNOOC Ltd. ADR	4.6
NetEase, Inc. ADR	4.6
China Telecom Corp. Ltd. ADR	4.5
Yanzhou Coal Mining Co. Ltd. ADR	4.5
Total	49.1

12

Manager's Analysis (Continued)

PowerShares Golden Dragon China Portfolio (ticker: PGJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Halter USX China IndexSM	(23.74)%	9.47%	1.76%	7.25%	67.73%
MSCI China Index	(11.15)%	11.89%	4.92%	14.74%	177.29%
FTSE/Xinhua China Index	(12.84)%	8.89%	3.43%	12.51%	139.62%
S&P 500® Index	4.73%	19.45%	1.00%	4.52%	38.76%
Fund
NAV Return	(23.98)%	8.62%	1.19%	6.59%	60.28%
Share Price Return	(23.93)%	8.47%	1.11%	6.50%	59.25%

Fund Inception: December 9, 2004

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.72%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI China Index, FTSE/Xinhua China Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 148, 25 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

13

Manager's Analysis

PowerShares Lux Nanotech Portfolio (ticker: PXN)

The PowerShares Lux Nanotech Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Lux Nanotech IndexTM (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index includes companies involved in developing, manufacturing and funding nanotechnology applications. Companies may be involved in one or more stages of Lux's Nanotechnolgy Value Chain frameworks: Nanomaterials, Nanointermediates, Nano-enabled Products and Nanotools.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (34.09)%. On a Net Asset Value ("NAV") basis, the Fund returned (33.40)%. During the same reporting period, the Index returned (36.78)%, while the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in pharmaceuticals, construction materials, and electrical components and equipment industries. The Fund was hurt most by exposure to electrical equipment, biotechnology, and life sciences tools & services industries.

At the single stock level, the Fund benefited most from exposure to Elan Corp. PLC American Depositary Receipt ("ADR") (portfolio average weight of 7.43%), Headwaters, Inc. (portfolio average weight of 5.26%), and FEI Co. (portfolio average weight of 5.36%). The leading detractors to the Fund were BioDelivery Sciences International, Inc. (no longer held at April 30, 2012), Ener1, Inc. (no longer held at April 30, 2012), and Nanosphere, Inc. (portfolio average weight of 3.10%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Semiconductors	12.6
Miscellaneous Manufacturing	11.1
Electronics	10.3
Pharmaceuticals	10.1
Biotechnology	9.7
Electrical Components & Equipment	8.4
Computers	6.0
Chemicals	5.7
Software	5.4
Building Materials	5.2
Healthcare-Products	5.0
Investment Companies	4.8
Auto Manufacturers	2.8
Engineering & Construction	2.8
Money Market Fund	18.9
Liabilities in excess of other assets	(18.8)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Growth	63.9
Large-Cap Growth	14.7
Large-Cap Value	8.5
Small-Cap Value	8.0
Mid-Cap Growth	4.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Accelrys, Inc.	5.4
FEI Co.	5.4
Polypore International, Inc.	5.3
Veeco Instruments, Inc.	5.3
Headwaters, Inc.	5.2
Flamel Technologies SA ADR	5.2
SurModics, Inc.	5.0
NVE Corp.	5.0
Vical, Inc.	5.0
Elan Corp. PLC ADR	5.0
Total	51.8

14

Manager's Analysis (Continued)

PowerShares Lux Nanotech Portfolio (ticker: PXN)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Lux Nanotech IndexTM	(36.78)%	(6.94)%	(18.96)%	(13.44)%	(60.92)%
S&P 500® Index	4.73%	19.45%	1.00%	4.46%	32.80%
Fund
NAV Return	(33.40)%	(5.49)%	(18.19)%	(12.47)%	(57.98)%
Share Price Return	(34.09)%	(5.53)%	(18.26)%	(12.48)%	(58.01)%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.25% including estimated acquired fund fees and expenses of 0.30%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Index is calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

15

Manager's Analysis

PowerShares Morningstar StockInvestor Core Portfolio (ticker: PYH)

The PowerShares Morningstar StockInvestor Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Morningstar® StockInvestor Core IndexSM (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is composed of approximately 50 stocks of high-quality companies selected by Morningstar.

Prior to June 30, 2010, the Fund's underlying index was the Value Line Industry Rotation Index. The Blended-Index is comprised of the original underlying index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the new underlying index starting at the conversion date and through April 30, 2012.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 1.32%. On a Net Asset Value ("NAV") basis, the Fund returned 1.32%. During the same reporting period, the Index returned 1.86%, while the Blended-Index returned 1.86%, the S&P 500® Growth Index returned 8.12%, the Russell 3000® Growth Index returned 6.26% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in information technology and health care sectors. The Fund was hurt most by exposure to materials and financials sectors.

At the single stock level, the Fund benefited most from exposure to Discover Financial Services (portfolio average weight of 3.44%), MasterCard, Inc. (portfolio average weight of 3.14%), and Abbott Laboratories (portfolio average weight of 4.24%). The leading detractors to the Fund were St. Joe Co. (The) (portfolio average weight of 4.95%) Cloud Peak Energy, Inc. (portfolio average weight of 2.11%) and Compass Minerals International, Inc. (portfolio average weight of 4.16%).

16

Manager's Analysis (Continued)

PowerShares Morningstar StockInvestor Core Portfolio (ticker: PYH)

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Pharmaceuticals	14.9
Commercial Services	13.2
Retail	7.7
Diversified Financial Services	6.4
Internet	6.0
Software	5.5
Mining	5.1
Insurance	4.8
Real Estate	4.7
Oil & Gas	3.8
Pipelines	3.7
Electric	3.6
Entertainment	2.7
Healthcare-Products	2.0
Beverages	2.0
Textiles	2.0
Aerospace/Defense	1.9
Food	1.7
Banks	1.6
Coal	1.5
Telecommunications	1.3
Cosmetics/Personal Care	1.2
Miscellaneous Manufacturing	1.1
Computers	0.8
Building Materials	0.8
Money Market Fund	5.5
Liabilities in excess of other assets	(5.5)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
St. Joe Co. (The)	4.7
Abbott Laboratories	4.5
Lowe's Cos., Inc.	3.9
Exxon Mobil Corp.	3.9
Compass Minerals International, Inc.	3.8
Exelon Corp.	3.6
Berkshire Hathaway, Inc., Class B	3.5
MasterCard, Inc., Class A	3.4
eBay, Inc.	3.4
Express Scripts Holding Co.	3.1
Total	37.8

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	41.6
Large-Cap Value	25.0
Mid-Cap Growth	13.0
Small-Cap Growth	7.5
Small-Cap Value	7.0
Mid-Cap Value	5.9

17

Manager's Analysis (Continued)

PowerShares Morningstar StockInvestor Core Portfolio (ticker: PYH)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
Blended – Morningstar® StockInvestor Core IndexSM††	1.86%	14.45%	(3.61)%	(1.41)%	(7.39)%
Morningstar® StockInvestor Core IndexSM	1.86%	N/A	N/A	N/A	N/A
S&P 500® Growth Index	8.12%	20.49%	3.84%	4.47%	26.73%
Russell 3000® Growth Index	6.26%	21.47%	4.04%	4.88%	29.43%
S&P 500® Index	4.73%	19.45%	1.00%	2.12%	12.03%
Fund
NAV Return	1.32%	13.19%	(4.14)%	(1.90)%	(9.86)%
Share Price Return	1.32%	13.20%	(4.15)%	(1.91)%	(9.90)%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.81%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Growth Index, Russell 3000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 279, 1,750 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  The "Blended-Index" is comprised of the original underlying Index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the new underlying index starting at the conversion date and through April 30, 2012.

†††  Average Annualized.

18

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19

Manager's Analysis

PowerShares S&P 500 BuyWrite Portfolio (ticker: PBP)

The PowerShares S&P 500 BuyWrite Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the CBOE S&P 500 BuyWrite Index (the "Index"). The Fund generally will invest at least 80% of its total assets in common stocks of the 500 companies included in the S&P 500® Index and will write (sell) call options thereon. The Index measures the total rate of return of an S&P 500® covered call strategy. This strategy consists of holding a portfolio indexed to the S&P 500® Index and selling a succession of written options, each with an exercise price at or above the prevailing price level of the S&P 500®. The Index provides a benchmark measure of the total return performance of this hypothetical strategy.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 7.02%. On a Net Asset Value ("NAV") basis, the Fund returned 6.74%. During the same reporting period, the Index returned 7.63%, while the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in information technology, consumer discretionary, consumer staples, and health care sectors. The Fund was hurt most by exposure to energy and financials sectors.

At the single stock level, the Fund benefited most from exposure to Apple, Inc. (portfolio average weight of 3.41%), Microsoft Corp. (portfolio average weight of 1.78%), and International Business Machines Corp. (portfolio average weight of 1.90%). The leading detractors to the Fund were Citigroup, Inc. (portfolio average weight of 0.84%), Hewlett-Packard Co. (portfolio average weight of 0.52%), and Bank of America Corp. (portfolio average weight of 0.72%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Information Technology	20.6
Financials	14.9
Health Care	11.6
Energy	11.4
Consumer Discretionary	11.4
Consumer Staples	11.0
Industrials	10.7
Utilities	3.5
Materials	3.5
Telecommunication Services	2.9
Liabilities in excess of other assets	(1.5)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	46.0
Large-Cap Value	40.7
Mid-Cap Growth	7.8
Mid-Cap Value	5.3
Small-Cap Growth	0.1
Small-Cap Value	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Apple, Inc.	4.4
Exxon Mobil Corp.	3.3
International Business Machines Corp.	1.9
Microsoft Corp.	1.9
Chevron Corp.	1.7
General Electric Co.	1.7
AT&T, Inc.	1.6
Johnson & Johnson	1.4
Wells Fargo & Co.	1.4
Procter & Gamble Co. (The)	1.4
Total	20.7

20

Manager's Analysis (Continued)

PowerShares S&P 500 BuyWrite Portfolio (ticker: PBP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2012
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
CBOE S&P 500 BuyWrite Index	7.63%	13.73%	1.46%	6.53%
S&P 500® Index	4.73%	19.45%	1.08%	4.74%
Fund
NAV Return	6.74%	12.75%	0.59%	2.62%
Share Price Return	7.02%	12.73%	0.66%	2.89%

Fund Inception: December 20, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. According to the Fund's current prospectus, the Fund's expense ratio was indicated as 0.75%, is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Index is calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

21

Manager's Analysis

PowerShares S&P 500® High Quality Portfolio (ticker: SPHQ)

The PowerShares S&P 500® High Quality Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® High Quality Rankings Index (the "Index"). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index. The Index is designed to provide exposure to the constituents of the S&P 500® Index that are identified as stocks reflecting long-term growth and stability of a company's earnings and dividends.

Prior to June 30, 2010, the Fund's underlying index was the Value Line Timeliness Select Index. The Blended-Index is comprised of the original underlying index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the new underlying index starting at the conversion date and through April 30, 2012. Effective March 1, 2012, the ticker changed to SPHQ from PIV.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 7.04%. On a Net Asset Value ("NAV") basis, the Fund returned 7.04%. During the same reporting period, the Index returned 7.53%, while the Blended-Index returned 7.53%, the S&P 500® Growth Index returned 8.12%, the Russell 3000® Growth Index returned 6.26% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the consumer discretionary, consumer staples, and materials sectors. The Fund was hurt most by exposure to the industrials and energy sectors.

At the single stock level, the Fund benefited most from exposure to Ross Stores, Inc. (portfolio average weight of 1.30%), TJX Cos, Inc. (The) (portfolio average weight of 1.30%), and W.W. Grainger, Inc. (portfolio average weight of 1.28%). The leading detractors to the Fund were Expeditors International of Washington, Inc. (portfolio average weight of 1.17%), C.H. Robinson Worldwide, Inc. (portfolio average weight of 1.17%), and Hudson City Bancorp, Inc. (portfolio average weight of 0.74%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Industrials	24.7
Consumer Staples	20.7
Consumer Discretionary	18.3
Health Care	9.4
Materials	7.5
Financials	5.7
Utilities	5.4
Information Technology	4.9
Energy	3.4
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	35.7
Large-Cap Value	33.5
Mid-Cap Value	17.1
Mid-Cap Growth	13.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
L-3 Communications Holdings, Inc.	1.2
Walgreen Co.	1.2
Coca-Cola Co. (The)	1.2
Chevron Corp.	1.2
Omnicom Group, Inc.	1.2
Family Dollar Stores, Inc.	1.2
Emerson Electric Co.	1.2
TJX Cos., Inc. (The)	1.2
Ross Stores, Inc.	1.2
3M Co.	1.2
Total	12.0

22

Manager's Analysis (Continued)

PowerShares S&P 500® High Quality Portfolio (ticker: SPHQ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
Blended – S&P 500® High Quality Rankings Index††	7.53%	18.26%	(2.08)%	0.26%	1.69%
S&P 500® High Quality Rankings Index	7.53%	N/A	N/A	N/A	N/A
S&P 500® Growth Index	8.12%	20.49%	3.84%	5.37%	39.87%
Russell 3000® Growth Index	6.26%	21.47%	4.04%	5.48%	40.84%
S&P 500® Index	4.73%	19.45%	1.00%	3.92%	27.96%
Fund
NAV Return	7.04%	18.11%	(2.08)%	0.32%	2.03%
Share Price Return	7.04%	18.11%	(2.08)%	0.24%	1.57%

Fund Inception: December 6, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.84%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Growth Index, Russell 3000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 279, 1,750 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  The "Blended-Index" is comprised of the original underlying Index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the new underlying index starting at the conversion date and through April 30, 2012.

†††  Average Annualized.

23

Manager's Analysis

PowerShares Water Resources Portfolio (ticker: PHO)

The PowerShares Water Resources Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ OMX US Water IndexSM (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index seeks to track the performance of U.S. exchange-traded companies that create products designed to conserve and purify water for homes, businesses and industries.

Effective March 1, 2012, the Fund's index changed from the Palisades Water Index to the NASDAQ OMX US Water IndexSM. The Blended-Index is comprised of the original underlying index from inception through the conversion date, February 29, 2012, followed by the performance of the new underlying index starting at the conversion date and through April 30, 2012.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (6.59)%. On a Net Asset Value ("NAV") basis, the Fund returned (6.59)%. During the same reporting period, the Blended-Index returned (5.64)%, while the Palisades Water Index returned (3.44)%, the ISE Water Index returned (1.10)% and the S&P 500® Index returned 4.73%. The Fund was hurt most by exposure to the industrials and utilities sectors.

At the single stock level, the Fund benefited most from exposure to Nalco Holding Co. (no longer held at April 30, 2012), Cia de Saneamento Basico do Estado de Sao Paulo American Depositary Receipt ("ADR") (portfolio average weight of 2.46%), and Pentair, Inc. (portfolio average weight of 4.04%). The leading detractors to the Fund were Veolia Environnement SA ADR (portfolio average weight of 3.92%), ITT Corp. (portfolio average weight of 2.95%), and Itron, Inc. (portfolio average weight of 3.68%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Water	25.6
Miscellaneous Manufacturing	19.2
Electronics	17.0
Machinery-Diversified	12.8
Metal Fabricate/Hardware	7.5
Environmental Control	7.1
Housewares	4.2
Engineering & Construction	3.7
Hand/Machine Tools	2.8
Agriculture	0.1
Money Market Fund	3.4
Liabilities in excess of other assets	(3.4)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Mid-Cap Value	25.1
Small-Cap Value	25.1
Mid-Cap Growth	23.6
Small-Cap Growth	22.0
Large-Cap Value	4.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
American Water Works Co., Inc.	8.0
Flowserve Corp.	7.8
Pall Corp.	7.5
Waters Corp.	7.5
ITT Corp.	7.2
Veolia Environnement SA ADR	4.8
Pentair, Inc.	4.5
Valmont Industries, Inc.	4.5
Toro Co. (The)	4.2
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4.2
Total	60.2

24

Manager's Analysis (Continued)

PowerShares Water Resources Portfolio (ticker: PHO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
Blended – NASDAQ OMX US Water IndexSM††	(5.64)%	11.57%	1.81%	5.37%	39.74%
NASDAQ OMX US Water IndexSM††	N/A	N/A	N/A	N/A	N/A
Palisades Water Index††	(3.44)%	12.43%	2.28%	6.08%	46.02%
ISE Water Index	(1.10)%	14.56%	3.51%	7.16%	55.84%
S&P 500® Index	4.73%	19.45%	1.00%	3.92%	27.96%
Fund
NAV Return	(6.59)%	10.91%	0.11%	3.88%	27.57%
Share Price Return	(6.59)%	10.95%	0.10%	3.69%	26.10%

Fund Inception: December 6, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.66%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Palisades Water Index, ISE Water Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 30, 36 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Prior to March 1, 2012 the Fund sought to replicate, before fees and expenses, the performance of the Palisades Water Index. Effective March 1, 2012 the Fund seeks to replicate, before fees and expenses, the performance of the NASDAQ OMX US Water IndexSM. "1 Year," "3 Years," "5 Years" and "Fund Inception" performance for the NASDAQ OMX US Water IndexSM is not available because that Index did not commence calculation and publication until July 27, 2011. The "Blended-Index" is comprised of the original underlying Index from Fund inception through the conversion date, February 29, 2012, followed by the performance of the new underlying index starting at the conversion date and through April 30, 2012.

†††  Average Annualized.

25

Manager's Analysis

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

The PowerShares WilderHill Clean Energy Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the WilderHill Clean Energy Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index includes companies that focus on greener and generally renewable sources of energy and technologies that facilitate cleaner energy.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (49.68)%. On a Net Asset Value ("NAV") basis, the Fund returned (49.78)%. During the same reporting period, the Index returned (50.71)%, while the NASDAQ Composite Index returned 6.01% and the S&P 500® Index returned 4.73%. The Fund benefited from positive performance of securities of companies in the utilities and consumer staples sectors. The Fund was hurt most by exposure to information technology and industrials sectors.

At the single stock level, the Fund benefited most from exposure to Universal Display Corp. (portfolio average weight of 2.29%), Kaydon Corp. (portfolio average weight of 1.78%), and Quanta Services, Inc. (portfolio average weight of 2.39%). The leading detractors to the Fund were Amyris, Inc. (portfolio average weight of 1.68%), First Solar, Inc. (portfolio average weight of 1.87%), and Rare Element Resources Ltd. (portfolio average weight of 1.72%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Electrical Components & Equipment	18.8
Semiconductors	15.7
Energy-Alternate Sources	15.6
Electric	15.2
Chemicals	9.5
Auto Parts & Equipment	4.2
Mining	4.0
Electronics	3.1
Miscellaneous Manufacturing	2.7
Commercial Services	2.4
Metal Fabricate/Hardware	2.3
Food	2.2
Auto Manufacturers	2.1
Computers	1.7
Engineering & Construction	0.5
Money Market Fund	29.3
Liabilities in excess of other assets	(29.3)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Growth	65.4
Mid-Cap Growth	16.1
Small-Cap Value	7.2
Large-Cap Value	6.5
Mid-Cap Value	4.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Universal Display Corp.	2.9
Zoltek Cos., Inc.	2.6
Calpine Corp.	2.5
Gevo, Inc.	2.4
Quanta Services, Inc.	2.4
American Superconductor Corp.	2.4
Trina Solar Ltd. ADR	2.4
Cree, Inc.	2.3
Yingli Green Energy Holding Co. Ltd. ADR	2.3
Aixtron SE ADR	2.3
Total	24.5

26

Manager's Analysis (Continued)

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
WilderHill Clean Energy Index	(50.71)%	(17.15)%	(23.84)%	(15.04)%	(68.86)%
NASDAQ Composite Index	6.01%	21.05%	3.82%	5.67%	48.48%
S&P 500® Index	4.73%	19.45%	1.00%	4.25%	34.71%
Fund
NAV Return	(49.78)%	(16.82)%	(23.07)%	(14.21)%	(66.62)%
Share Price Return	(49.68)%	(16.69)%	(23.09)%	(14.20)%	(66.59)%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.75%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 2,529 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

27

Manager's Analysis

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

The PowerShares WilderHill Progressive Energy Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the WilderHill Progressive Energy Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is composed of companies in transitional energy technologies significant in improving the use of fossil fuels and nuclear power. The Index is composed of companies focused on the following areas: alternative energy, better efficiency, emission reduction, new energy activity, utilities, and energy conservation and storage.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (14.93)%. On a Net Asset Value ("NAV") basis, the Fund returned (14.84)%. During the same reporting period, the Index returned (15.06)%, while the NASDAQ Composite Index returned 6.01% and the S&P 500® Index returned 4.73%. The Fund benefited from positive performance of securities of companies in materials and consumer staples sectors. The Fund was hurt most by exposure to industrials, energy, and information technology sectors.

At the single stock level, the Fund benefited most from exposure to Chart Industries, Inc. (portfolio average weight of 1.82%), Westport Innovations, Inc. (portfolio average weight of 2.25%), and Companhia Energetica de Minas Gerais American Depositary Receipt ("ADR"), (portfolio average weight of 2.33%). The leading detractors to the Fund were Avalon Rare Metals, Inc. (portfolio average weight of 0.69%), Exide Technologies (portfolio average weight of 0.96%), and Chesapeake Energy Corp. (portfolio average weight of 2.11%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Miscellaneous Manufacturing	13.3
Electrical Components & Equipment	12.6
Electronics	8.4
Chemicals	6.6
Environmental Control	6.5
Oil & Gas	6.1
Engineering & Construction	6.0
Electric	5.9
Machinery-Diversified	5.9
Mining	5.7
Auto Parts & Equipment	5.7
Building Materials	2.6
Auto Manufacturers	2.3
Hand/Machine Tools	2.3
Agriculture	2.2
Semiconductors	2.2
Telecommunications	2.1
Transportation	1.9
Energy-Alternate Sources	1.7
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Denison Mines Corp.	2.5
Range Resources Corp.	2.4
Hexcel Corp.	2.4
A.O. Smith Corp.	2.4
Methanex Corp.	2.3
Tata Motors Ltd. ADR	2.3
Rentech, Inc.	2.3
Rockwood Holdings, Inc.	2.3
General Cable Corp.	2.3
Emerson Electric Co.	2.3
Total	23.5

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Value	21.5
Mid-Cap Growth	21.0
Small-Cap Growth	18.4
Large-Cap Growth	15.0
Mid-Cap Value	14.1
Large-Cap Value	10.0

28

Manager's Analysis (Continued)

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Wilderhill Progressive Energy Index	(15.06)%	14.78%	(1.73)%	0.91%	5.10%
NASDAQ Composite Index	6.01%	21.05%	3.82%	4.70%	28.72%
S&P 500® Index	4.73%	19.45%	1.00%	2.44%	14.16%
Fund
NAV Return	(14.84)%	15.04%	(1.41)%	1.26%	7.12%
Share Price Return	(14.93)%	15.02%	(1.43)%	1.26%	7.12%

Fund Inception: October 24, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.86%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 2,529 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

29

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	1,640	570	16	2	1	—	3
PZD	PowerShares CleantechTM Portfolio	10/24/06	1,390	285	99	94	24	4	3
PDP	PowerShares DWA Technical LeadersTM Portfolio	3/1/07	1,304	556	15	8	—	—	—
PSP	PowerShares Global Listed Private Equity Portfolio	10/24/06	1,390	383	181	217	41	11	8
PGJ	PowerShares Golden Dragon China Portfolio	12/9/04	1,862	646	141	23	2	—	—
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	1,640	488	87	44	10	1	1
PYH	PowerShares Morningstar StockInvestor Core Portfolio	12/1/06	1,363	462	13	6	3	—	1
PBP	PowerShares S&P 500 BuyWrite Portfolio	12/20/07	1,098	430	136	85	20	10	14
SPHQ	PowerShares S&P 500® High Quality Portfolio	12/6/05	1,612	640	39	5	2	2	1
PHO	PowerShares Water Resources Portfolio	12/6/05	1,612	565	100	20	1	—	1
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	1,805	657	132	28	7	—	—
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	1,390	441	23	6	—	—	—

30

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PPA	1,022	16	9	—	—	1
PZD	506	219	135	17	1	3
PDP	692	24	9	—	—	—
PSP	372	74	75	28	—	—
PGJ	855	166	24	4	—	1
PXN	850	132	21	3	1	2
PYH	857	17	3	—	—	1
PBP	372	19	9	—	1	2
SPHQ	903	14	3	—	1	2
PHO	867	44	13	1	—	—
PBW	834	126	16	2	1	2
PUW	891	25	4	—	—	—

31

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

In pursuing their investment objectives, PowerShares Global Listed Private Equity Portfolio and PowerShares Lux Nanotech Portfolio (the "Portfolios") may invest a portion of their assets in investment companies. Each Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which each Portfolio invests. The effect of such expenses are included in each Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio (PPA) Actual	$1,000.00	$1,102.59	0.66%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	0.66%	$3.32
PowerShares CleantechTM Portfolio (PZD) Actual	$1,000.00	$1,005.16	0.67%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	0.67%	$3.37

32

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Technical LeadersTM Portfolio (PDP) Actual	$1,000.00	$1,158.53	0.64%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.64%	$3.22
PowerShares Global Listed Private Equity Portfolio (PSP) Actual	$1,000.00	$1,052.51	0.71%	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.33	0.71%	$3.57
PowerShares Golden Dragon China Portfolio (PGJ) Actual	$1,000.00	$989.33	0.68%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	0.68%	$3.42
PowerShares Lux Nanotech Portfolio (PXN) Actual	$1,000.00	$996.87	0.70%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares Morningstar StockInvestor Core Portfolio (PYH) Actual	$1,000.00	$1,119.60	0.50%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51
PowerShares S&P 500 BuyWrite Portfolio (PBP) Actual	$1,000.00	$1,109.39	0.75%	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares S&P 500® High Quality Portfolio (SPHQ) Actual	$1,000.00	$1,117.40	0.50%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51
PowerShares Water Resources Portfolio (PHO) Actual	$1,000.00	$1,098.12	0.59%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.59%	$2.97
PowerShares WilderHill Clean Energy Portfolio (PBW) Actual	$1,000.00	$847.40	0.70%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares WilderHill Progressive Energy Portfolio (PUW) Actual	$1,000.00	$1,096.66	0.72%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.28	0.72%	$3.62

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

33

Schedule of Investments

PowerShares Aerospace & Defense Portfolio (PPA)

April 30, 2012

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace/Defense—58.5%
13,061	AAR Corp.	$201,792
7,176	Aerovironment, Inc.(a)	174,520
10,702	Alliant Techsystems, Inc.	570,417
42,625	Boeing Co. (The)	3,273,600
8,668	Cubic Corp.	400,722
3,423	Ducommun, Inc.	40,391
9,936	Esterline Technologies Corp.(a)	680,517
59,897	Exelis, Inc.	690,612
19,355	GenCorp, Inc.(a)	132,969
35,219	General Dynamics Corp.	2,377,283
20,050	Goodrich Corp.	2,515,473
16,935	HEICO Corp.	682,819
10,530	Kratos Defense & Security Solutions, Inc.(a)	58,442
31,252	L-3 Communications Holdings, Inc.	2,298,272
3,852	LMI Aerospace, Inc.(a)	70,453
31,842	Lockheed Martin Corp.	2,882,975
14,657	Moog, Inc., Class A(a)	619,551
41,032	Northrop Grumman Corp.	2,596,505
19,109	Orbital Sciences Corp.(a)	240,009
47,388	Raytheon Co.	2,565,586
38,047	Rockwell Collins, Inc.	2,126,447
11,899	Teledyne Technologies, Inc.(a)	768,913
16,422	TransDigm Group, Inc.(a)	2,071,143
15,924	Triumph Group, Inc.	1,000,346
38,367	United Technologies Corp.	3,132,282
		32,172,039
	Auto Manufacturers—1.2%
29,676	Oshkosh Corp.(a)	677,503
	Commercial Services—3.9%
47,178	Booz Allen Hamilton Holding Corp.	806,744
110,574	SAIC, Inc.	1,344,580
		2,151,324
	Computers—3.9%
8,587	CACI International, Inc., Class A(a)	524,923
50,272	Computer Sciences Corp.	1,410,632
8,383	Keyw Holding Corp. (The)(a)	78,800
10,003	Mercury Computer Systems, Inc.(a)	132,040
4,404	NCI, Inc., Class A(a)	21,844
		2,168,239
	Electronics—9.1%
2,890	American Science & Engineering, Inc.	188,746
49,943	FLIR Systems, Inc.	1,121,720
52,018	Honeywell International, Inc.	3,155,412
6,411	OSI Systems, Inc.(a)	428,639
21,154	Taser International, Inc.(a)	97,308
		4,991,825
	Engineering & Construction—1.9%
24,740	URS Corp.	1,022,009

Number of Shares		Value
	Common Stocks (Continued)
	Metal Fabricate/Hardware—4.6%
14,334	Precision Castparts Corp.	$2,528,088
	Miscellaneous Manufacturing—5.9%
7,842	Ceradyne, Inc.	198,559
32,219	Hexcel Corp.(a)	882,156
80,257	Textron, Inc.	2,138,047
		3,218,762
	Packaging & Containers—3.8%
50,608	Ball Corp.	2,113,390
	Shipbuilding—1.1%
15,823	Huntington Ingalls Industries, Inc.(a)	624,217
	Software—0.7%
11,959	ManTech International Corp., Class A	375,752
	Telecommunications—5.3%
6,164	Comtech Telecommunications Corp.	190,591
15,015	DigitalGlobe, Inc.(a)	184,234
7,211	GeoEye, Inc.(a)	165,276
36,914	Harris Corp.	1,681,064
13,888	ViaSat, Inc.(a)	670,790
		2,891,955
	Total Common Stocks (Cost $63,367,966)	54,935,103
	Money Market Fund—0.3%
146,036	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $146,036)	146,036
	Total Investments (Cost $63,514,002)—100.2%	55,081,139
	Liabilities in excess of other assets—(0.2)%	(114,603)
	Net Assets—100.0%	$54,966,536

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

34

Schedule of Investments

PowerShares CleantechTM Portfolio (PZD)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Parts & Equipment—7.0%
34,015	BorgWarner, Inc.(a)(b)	$2,688,546
26,807	Fuel Systems Solutions, Inc.(b)	628,624
97,309	Johnson Controls, Inc.	3,110,969
17,710	Westport Innovations, Inc. (Canada)(a)(b)	555,706
		6,983,845
	Biotechnology—2.6%
100,623	Novozymes A/S, Class B (Denmark)	2,638,858
	Building Materials—2.0%
145,983	Kingspan Group PLC (Ireland)	1,522,540
26,253	WaterFurnace Renewable Energy, Inc. (Canada)	479,647
		2,002,187
	Chemicals—2.6%
892	Gurit Holding AG (Switzerland)	516,931
46,105	SGL Carbon SE (Germany)(a)(b)	2,106,488
		2,623,419
	Commercial Services—3.2%
1,648	SGS SA (Switzerland)	3,182,883
	Electric—3.4%
52,405	Ameresco, Inc., Class A(b)	638,817
14,358,608	Energy Development Corp. (Philippines)	2,006,532
37,937	Ormat Technologies, Inc.(a)	750,015
		3,395,364
	Electrical Components & Equipment—9.8%
59,057	Advanced Energy Industries, Inc.(b)	705,140
1,383,945	China High Speed Transmission Equipment Group Co. Ltd. (China)	670,766
44,482	EnerSys(b)	1,554,646
267,257	Gamesa Corp. Tecnologica SA (Spain)	725,850
32,898	Saft Groupe SA (France)	907,418
46,706	Schneider Electric SA (France)	2,868,960
21,018	SMA Solar Technology AG (Germany)	880,451
168,936	Vestas Wind Systems A/S (Denmark)(a)(b)	1,491,120
		9,804,351
	Electronics—10.1%
21,258	Badger Meter, Inc.	785,270
69,033	Elster Group SE ADR (Germany)(b)	1,029,972
27,961	ESCO Technologies, Inc.	961,858
42,296	Horiba Ltd. (Japan)	1,494,358
34,576	Itron, Inc.(b)	1,410,701
47,266	Trimble Navigation Ltd.(b)	2,558,981
46,551	Woodward, Inc.	1,936,056
		10,177,196

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy-Alternate Sources—3.7%
2,061,336	China Longyuan Power Group Corp., H-Shares (China)	$1,628,821
7,859,909	GCL-Poly Energy Holdings Ltd. (Cayman Islands)	2,036,469
		3,665,290
	Engineering & Construction—5.7%
154,889	ABB Ltd. (Switzerland)	2,822,524
48,469	Aegion Corp.(b)	884,559
55,845	Arcadis NV (Netherlands)	1,293,119
32,269	Mistras Group, Inc.(b)	757,354
		5,757,556
	Environmental Control—6.8%
35,668	Asahi Holdings, Inc. (Japan)	703,577
29,202	BWT AG (Austria)	512,117
871,930	Hyflux Ltd. (Singapore)	1,011,250
84,018	Kurita Water Industries Ltd. (Japan)	2,063,489
54,939	Tetra Tech, Inc.(b)	1,466,871
138,883	Tomra Systems ASA (Norway)	1,081,320
		6,838,624
	Hand/Machine Tools—1.0%
63,580	Meyer Burger Technology AG (Switzerland)(a)(b)	1,050,735
	Healthcare-Services—1.7%
14,124	Eurofins Scientific (France)	1,668,610
	Machinery-Diversified—7.3%
28,542	Kadant, Inc.(b)	738,381
15,795	Lindsay Corp.	1,054,948
29,043	Roper Industries, Inc.	2,959,482
93,603	Xylem, Inc.	2,609,652
		7,362,463
	Mining—0.4%
132,690	5N Plus, Inc., Class Common Subscription Recei (Canada)(a)(b)	416,356
	Miscellaneous Manufacturing—16.7%
144,672	Alfa Laval AB (Sweden)	2,883,391
39,341	CLARCOR, Inc.	1,889,155
72,494	Donaldson Co., Inc.	2,512,642
79,342	Hexcel Corp.(b)	2,172,384
48,603	Pall Corp.	2,897,225
42,092	Polypore International, Inc.(a)(b)	1,572,136
30,909	Siemens AG (Germany)	2,862,445
		16,789,378

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares CleantechTM Portfolio (PZD)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Semiconductors—5.9%
69,652	Cree, Inc.(a)(b)	$2,152,247
67,488	First Solar, Inc.(a)(b)	1,241,779
131,110	GT Advanced Technologies, Inc.(a)(b)	853,526
30,811	Power Integrations, Inc.	1,167,121
47,897	Rubicon Technology, Inc.(a)(b)	452,627
		5,867,300
	Software—5.4%
39,618	ANSYS, Inc.(b)	2,657,179
69,327	Autodesk, Inc.(b)	2,729,404
		5,386,583
	Telecommunications—4.7%
222,763	Corning, Inc.	3,196,649
110,621	Polycom, Inc.(b)	1,467,941
		4,664,590
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $103,278,096)—100.0%	100,275,588
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—9.8%
9,864,833	Invesco Liquid Assets Portfolio - Institutional Class (Cost $9,864,833)(c)(d)	9,864,833
	Total Investments (Cost $113,142,929)—109.8%	110,140,421
	Liabilities in excess of other assets—(9.8)%	(9,834,942)
	Net Assets—100.0%	$100,305,479

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at April 30, 2012.

(b)  Non-income producing security.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

36

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio (PDP)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—32.6%
7,662	AutoZone, Inc.(a)	$3,035,378
102,139	Brinker International, Inc.	3,214,314
98,464	CBS Corp., Class B	3,283,774
231,801	Chico's FAS, Inc.	3,560,463
14,128	Chipotle Mexican Grill, Inc.(a)	5,851,111
135,927	Dillard's, Inc., Class A	8,775,447
47,110	Dollar Tree, Inc.(a)	4,789,203
56,770	DSW, Inc., Class A	3,193,880
226,153	Las Vegas Sands Corp.	12,549,230
188,539	Liberty Interactive Corp., Class A(a)	3,552,075
162,896	Liberty Media Corp. - Liberty Capital, Class A(a)	14,243,626
68,904	Macy's, Inc.	2,826,442
31,344	McDonald's Corp.	3,054,473
51,069	NIKE, Inc., Class B	5,713,089
49,234	Nordstrom, Inc.	2,750,211
143,956	O'Reilly Automotive, Inc.(a)	15,181,600
22,065	Panera Bread Co., Class A(a)	3,484,505
40,856	Polaris Industries, Inc.	3,245,601
23,252	Priceline.com, Inc.(a)	17,690,587
53,474	Ralph Lauren Corp.	9,211,966
63,203	Ross Stores, Inc.	3,892,673
134,620	Sally Beauty Holdings, Inc.(a)	3,580,892
66,784	Signet Jewelers Ltd. (United Kingdom)	3,257,056
1,380,052	Sirius XM Radio, Inc.(a)	3,118,917
49,250	Starbucks Corp.	2,825,965
42,655	Tractor Supply Co.	4,197,679
208,941	TRW Automotive Holdings Corp.(a)	9,550,693
78,116	Ulta Salon, Cosmetics & Fragrance, Inc.	6,888,269
32,749	VF Corp.	4,979,485
123,315	Wyndham Worldwide Corp.	6,207,677
119,703	Yum! Brands, Inc.	8,705,999
		186,412,280
	Consumer Staples—5.8%
161,168	Altria Group, Inc.	5,191,221
37,701	Brown-Forman Corp., Class B	3,255,481
145,684	Church & Dwight Co., Inc.	7,400,747
57,786	Herbalife Ltd. (Cayman Islands)	4,063,512
98,019	Hormel Foods Corp.	2,848,432
37,884	J.M. Smucker Co. (The)	3,016,703
55,434	Monster Beverage Corp.(a)	3,600,993
46,714	Whole Foods Market, Inc.	3,880,532
		33,257,621
	Energy—1.8%
91,141	Atwood Oceanics, Inc.(a)	4,040,280
32,075	Continental Resources, Inc.(a)	2,862,694
27,211	Pioneer Natural Resources Co.	3,151,578
		10,054,552

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—12.7%
43,888	ACE Ltd.	$3,334,171
267,332	American Tower Corp. REIT	17,531,633
181,613	Arch Capital Group Ltd.(a)	7,133,759
158,371	CBRE Group, Inc., Class A(a)	2,978,958
45,382	Digital Realty Trust, Inc. REIT	3,407,734
960,995	General Growth Properties, Inc. REIT	17,105,711
69,849	Macerich Co. (The) REIT	4,300,603
82,196	Rayonier, Inc. REIT	3,727,589
61,973	RenaissanceRe Holdings Ltd. (Bermuda)	4,837,612
220,736	W.R. Berkley Corp.	8,312,918
		72,670,688
	Health Care—7.1%
129,862	Alexion Pharmaceuticals, Inc.(a)	11,729,136
33,019	Cooper Cos., Inc. (The)	2,911,285
105,449	Henry Schein, Inc.(a)	8,092,156
47,380	Regeneron Pharmaceuticals, Inc.(a)	6,408,619
123,608	SXC Health Solutions Corp. (Canada)(a)	11,196,413
		40,337,609
	Industrials—15.2%
184,013	AMETEK, Inc.	9,261,374
64,432	BE Aerospace, Inc.(a)	3,030,237
73,430	Chicago Bridge & Iron Co. NV (Netherlands)	3,261,761
70,740	Danaher Corp.	3,835,523
141,951	Donaldson Co., Inc.	4,920,022
38,329	Dun & Bradstreet Corp. (The)	2,981,230
59,663	Fastenal Co.	2,793,422
237,446	J.B. Hunt Transport Services, Inc.	13,137,887
83,932	Kirby Corp.(a)	5,570,567
71,596	Nordson Corp.	3,859,024
49,287	Precision Castparts Corp.	8,692,748
68,459	Roper Industries, Inc.	6,975,972
34,587	Stanley Black & Decker, Inc.	2,530,385
40,734	Towers Watson & Co., Class A	2,664,004
26,552	TransDigm Group, Inc.(a)	3,348,738
39,680	Union Pacific Corp.	4,461,619
26,427	W.W. Grainger, Inc.	5,492,059
		86,816,572
	Information Technology—8.8%
112,772	ANSYS, Inc.(a)	7,563,618
28,387	Apple, Inc.(a)	16,584,821
67,218	Gartner, Inc.(a)	2,944,148
13,185	MasterCard, Inc., Class A	5,963,180
90,642	Rackspace Hosting, Inc.(a)	5,265,394
116,178	Skyworks Solutions, Inc.(a)	3,153,071
124,674	VeriFone Systems, Inc.(a)	5,939,469
24,143	VMware, Inc., Class A(a)	2,697,256
		50,110,957

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares DWA Technical LeadersTM Portfolio (PDP)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—14.6%
67,390	AptarGroup, Inc.	$3,673,429
63,648	Ashland, Inc.	4,192,494
189,834	Ball Corp.	7,927,468
47,327	Domtar Corp.	4,140,166
45,545	Ecolab, Inc.	2,900,761
52,084	FMC Corp.	5,752,678
82,428	International Paper Co.	2,745,677
146,023	Kronos Worldwide, Inc.	3,466,586
39,950	Praxair, Inc.	4,622,215
56,360	Rock-Tenn Co., Class A	3,512,919
80,807	Rockwood Holdings, Inc.(a)	4,471,859
38,185	Sherwin-Williams Co. (The)	4,592,892
63,149	Sigma-Aldrich Corp.	4,477,264
373,351	Silgan Holdings, Inc.	16,378,908
68,120	Valspar Corp. (The)	3,484,338
117,122	W.R. Grace & Co.(a)	6,981,642
		83,321,296
	Utilities—1.4%
59,990	ONEOK, Inc.	5,152,541
75,996	Wisconsin Energy Corp.	2,799,693
		7,952,234
	Total Common Stocks and Other Equity Interests (Cost $475,807,489)	570,933,809
	Money Market Fund—0.1%
474,657	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $474,657)	474,657
	Total Investments (Cost $476,282,146)—100.1%	571,408,466
	Liabilities in excess of other assets—(0.1)%	(330,878)
	Net Assets—100.0%	$571,077,588

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio (PSP)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests(a)—91.1%
	Diversified Financial Services—8.1%
1,966,533	Brait SE (South Africa)(b)	$6,178,600
1,676,777	Intermediate Capital Group PLC (United Kingdom)	6,992,244
57,284	Partners Group Holding AG (Switzerland)	10,899,517
		24,070,361
	Equity Fund—1.6%
305,000	Financial Select Sector SPDR Fund	4,703,100
	Food—1.8%
360,308	Hakon Invest AB (Sweden)	5,246,515
	Holding Companies-Diversified—18.7%
109,683	Ackermans & van Haaren NV (Belgium)	9,401,267
207,084	Compass Diversified Holdings	3,039,993
109,208	Hal Trust (Netherlands)	13,362,927
286,520	Investment AB Latour, Class B (Sweden)	5,774,422
492,945	Leucadia National Corp.	12,254,613
101,787	Schouw & Co. (Denmark)	2,308,999
124,052	Wendel (France)	9,279,961
		55,422,182
	Internet—1.0%
169,585	ICG Group, Inc.(b)	1,607,666
88,415	Safeguard Scientifics, Inc.(b)	1,446,469
		3,054,135
	Investment Companies—28.3%
320,165	AP Alternative Assets LP (United Kingdom)	3,217,658
751,930	Apollo Investment Corp.	5,451,493
3,030,743	ARC Capital Holdings Ltd. (Cayman Islands)(b)	2,151,828
703,226	Ares Capital Corp.	11,279,745
576,479	Better Capital PCC Ltd. (Guernsey)(b)	1,413,535
304,615	BlackRock Kelso Capital Corp.	2,939,535
112,830	Candover Investments PLC (United Kingdom)(b)	760,359
15,964	Capital Southwest Corp.	1,528,074
1,062,000	China Merchants China Direct Investments Ltd. (Hong Kong)	1,681,075
1,271,674	DeA Capital SpA (Italy)(b)	2,373,204
167,369	Electra Private Equity PLC (United Kingdom)(b)	4,527,894
315,910	Fifth Street Finance Corp.	3,102,236
103,268	Golub Capital BDC, Inc.	1,534,563
148,069	HgCapital Trust PLC (United Kingdom)	2,286,604
426,120	Hosken Consolidated Investments Ltd. (South Africa)	4,549,774
132,369	JZ Capital Partners Ltd. (Guernsey)	767,363

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
124,535	Main Street Capital Corp.	$3,189,341
355,038	MCG Capital Corp.	1,487,609
116,122	MVC Capital, Inc.	1,532,810
217,764	PennantPark Investment Corp.	2,275,634
278,968	Princess Private Equity Holding Ltd. (Guernsey)	2,244,906
490,921	Prospect Capital Corp.	5,360,857
1,073,423	Ratos AB, Class B (Sweden)	12,564,925
245,810	RHJ International (Belgium)(b)	1,288,353
139,460	Solar Capital Ltd.	2,895,190
157,651	TICC Capital Corp.	1,451,966
		83,856,531
	Miscellaneous Manufacturing—2.3%
11,387,000	Fosun International (China)	6,810,697
	Private Equity—28.5%
3,427,462	3i Group PLC (United Kingdom)	10,636,030
234,313	Altamir Amboise (France)	2,099,545
1,150,949	American Capital Ltd.(b)	11,428,923
636,634	Apollo Global Management LLC, Class A	8,174,380
34,713	Aurelius AG (Germany)	1,527,651
284,213	Bure Equity AB (Sweden)	786,269
97,473	Deutsche Beteiligungs AG (Germany)	2,163,504
216,734	Eurazeo (France)	11,105,716
91,364	Gimv NV (Belgium)	4,476,636
815,998	GP Investments Ltd. BDR (Bermuda)(b)	1,955,673
210,281	Hercules Technology Growth Capital, Inc.	2,399,306
779,446	IP Group PLC (United Kingdom)(b)	1,841,600
214,260	JAFCO Co. Ltd. (Japan)	5,114,654
369,302	Onex Corp. (Canada)	14,664,424
15,163	Paris Orleans et Cie SA (France)	339,366
1,342,578	SVG Capital PLC (United Kingdom)(b)	6,025,926
		84,739,603
	Water—0.8%
98,639	PICO Holdings, Inc.(b)	2,368,322
	Total Common Stocks and Other Equity Interests (Cost $272,493,150)	270,271,446

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares Global Listed Private Equity Portfolio (PSP)

April 30, 2012

Number of Shares		Value
	Money Market Funds—9.6%
2,110,000	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,110,000)(c)(d)	$2,110,000
26,355,617	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $26,355,617)	26,355,617
	Total Money Market Funds (Cost $28,465,617)	28,465,617
	Total Investments (Cost $300,958,767)—100.7%	298,737,063
	Liabilities in excess of other assets—(0.7)%	(1,993,270)
	Net Assets—100.0%	$296,743,793

Investment Abbreviations:

BDR—Brazilian Depositary Receipt

SPDR—Standard & Poor's Depositary Receipt

Notes to Schedule of Investments:

(a)  Except as otherwise noted, a portion of all securities in the portfolio are subject to swap agreements. See Note 2I and Note 3.

(b)  Non-income producing security.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  All or a portion of the value was pledged as collateral for swap agreements. See Note 2I and Note 3.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom        12.2%

See Notes to Financial Statements.

40

Schedule of Investments

PowerShares Golden Dragon China Portfolio (PGJ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Bermuda—0.4%
52,669	China Yuchai International Ltd.	$746,320
47,428	Global Sources Ltd.(a)	292,156
		1,038,476
	British Virgin Islands—0.8%
61,546	Camelot Information Systems, Inc. ADR(a)	180,945
25,051	China Ceramics Co. Ltd.(a)(b)	86,426
83,494	China Gerui Advanced Materials Group Ltd.(a)(b)	237,958
100,949	China Metro-Rural Holdings Ltd.(a)	101,959
72,288	China Zenix Auto International Ltd. ADR	268,189
78,709	Hollysys Automation Technologies Ltd.(a)(b)	781,580
31,958	Origin Agritech Ltd.(a)	56,885
122,425	Renesola Ltd. ADR(a)(b)	202,001
		1,915,943
	Canada—0.7%
243,034	Silvercorp Metals, Inc.(b)	1,684,226
	Cayman Islands—16.0%
13,183	21Vianet Group, Inc. ADR(a)	173,093
31,187	3SBio, Inc. ADR(a)	407,926
70,551	7 Days Group Holdings Ltd. ADR(a)	899,525
99,924	Actions Semiconductor Co. Ltd. ADR(a)	168,872
51,579	Ambow Education Holding Ltd. ADR(a)(b)	364,148
65,210	AutoNavi Holdings Ltd. ADR(a)	769,478
25,634	BCD Semiconductor Manufacturing Ltd. ADR(a)	148,677
57,740	Bitauto Holdings Ltd. ADR(a)	259,253
82,957	Bona FILM Group Ltd. ADR(a)(b)	477,003
37,106	Changyou.com Ltd. ADR(a)	898,707
27,588	Charm Communications, Inc. ADR	274,501
102,669	China Cord Blood Corp.(a)(b)	299,793
82,331	China Digital TV Holding Co. Ltd. ADR	289,805
44,812	China Distance Education Holdings Ltd. ADR	147,431
72,218	China Hydroelectric Corp. ADR(a)(b)	106,883
33,071	China Kanghui Holdings, Inc. ADR(a)(b)	660,428
85,205	China Lodging Group Ltd. ADR(a)(b)	1,084,660
176,661	China Ming Yang Wind Power Group Ltd. ADR(a)(b)	409,854
143,272	China Nepstar Chain Drugstore Ltd. ADR	455,605
35,054	China New Borun Corp. ADR(a)(b)	110,070
26,702	China Nuokang Bio-Pharmaceutical, Inc. ADR(a)	97,729
73,019	China Techfaith Wireless Communication Technology Ltd. ADR(a)	110,259
70,736	China Xiniya Fashion Ltd. ADR(a)	111,763
33,810	ChinaCache International Holdings Ltd. ADR(a)(b)	187,307
70,895	CNinsure, Inc. ADR(a)(b)	423,243

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
47,723	Cogo Group, Inc.(a)	$117,399
66,480	Concord Medical Services Holdings Ltd. ADR	253,954
36,322	Country Style Cooking Restaurant Chain Co. Ltd. ADR(a)(b)	297,840
48,794	Daqo New Energy Corp. ADR(a)(b)	92,709
23,015	E-Commerce China Dangdang, Inc. ADR(a)(b)	183,890
122,826	E-House China Holdings Ltd. ADR	911,367
117,751	Hanwha SolarOne Co. Ltd. ADR(a)(b)	131,881
44,263	hiSoft Technology International Ltd. ADR(a)	629,420
78,506	ISoftStone Holdings Ltd. ADR(a)(b)	626,478
43,900	Jiayuan.Com International Ltd. ADR(a)(b)	238,816
33,688	JinkoSolar Holding Co. Ltd. ADR(a)(b)	184,610
70,944	Ku6 Media Co. Ltd. ADR(a)(b)	136,212
64,670	Le Gaga Holdings Ltd. ADR(a)(b)	323,997
41,275	Lentuo International, Inc. ADR(a)(b)	116,395
78,620	Mecox Lane Ltd. ADR(a)(b)	90,413
225,019	New Oriental Education & Technology Group, Inc. ADR(a)	6,014,758
51,882	Noah Education Holdings Ltd. ADR(a)	79,379
78,770	Noah Holdings Ltd. ADR(b)	561,630
13,107	NQ Mobile, Inc. ADR(a)(b)	152,434
14,261	Perfect World Co. Ltd. ADR	174,127
13,241	Phoenix New Media Ltd. ADR(a)	83,418
113,172	Qihoo 360 Technology Co. Ltd. ADR(a)	2,780,636
61,598	RDA Microelectronics, Inc. ADR(a)	792,766
557,131	Renren, Inc. ADR(a)	3,398,499
782,575	Semiconductor Manufacturing International Corp. ADR(a)	1,901,657
197,968	Shanda Games Ltd. ADR	1,049,230
26,261	ShangPharma Corp. ADR(a)	219,805
44,816	Sky-Mobi Ltd. ADR(a)(b)	133,552
108,300	SouFun Holdings Ltd. ADR(b)	1,955,898
68,224	Spreadtrum Communications, Inc. ADR(b)	941,491
53,918	TAL Education Group ADR(a)	623,292
55,564	Taomee Holdings Ltd. ADR(a)(b)	307,825
112,342	Trina Solar Ltd. ADR(a)(b)	815,603
11,532	Tri-Tech Holding, Inc.(a)	68,615
9,954	Tudou Holdings Ltd. ADR(a)(b)	358,742
218,738	UTStarcom Holdings Corp.(a)	286,547
59,811	VanceInfo Technologies, Inc. ADR(a)(b)	774,552
101,586	WuXi PharmaTech Cayman, Inc. ADR(a)	1,460,807
97,626	Xueda Education Group ADR(a)(b)	338,762
8,890	Youku, Inc. ADR(a)(b)	213,716
38,341	Zuoan Fashion Ltd. ADR(a)(b)	154,898
		39,314,033
	China—63.0%
40,168	51job, Inc. ADR(a)(b)	2,439,001
41,443	Acorn International, Inc. ADR(a)	171,988
77,332	Agria Corp. ADR(a)	88,158

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares Golden Dragon China Portfolio (PGJ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
92,236	Airmedia Group, Inc. ADR(a)	$262,873
768,259	Aluminum Corp. of China Ltd. ADR(a)(b)	9,242,156
31,211	ATA, Inc. ADR	196,629
94,324	Baidu, Inc. ADR(a)	12,516,795
60,568	Canadian Solar, Inc.(a)(b)	208,960
320,491	China Eastern Airlines Corp. Ltd. ADR(a)(b)	5,416,298
286,777	China Life Insurance Co. Ltd. ADR(a)(b)	11,459,609
101,581	China Petroleum and Chemical Corp. ADR	10,713,748
278,969	China Southern Airlines Co. Ltd. ADR(a)	6,195,901
207,348	China Telecom Corp. Ltd. ADR(a)	11,097,265
25,208	ChinaEdu Corp. ADR(a)	176,456
203,992	Ctrip.com International Ltd. ADR(a)(b)	4,420,507
23,716	eLong, Inc. ADR(a)	338,190
198,378	Focus Media Holding Ltd. ADR(b)	4,739,250
74,015	General Steel Holdings, Inc.(a)(b)	82,157
335,835	Giant Interactive Group, Inc. ADR(b)	1,800,076
201,343	Guangshen Railway Co. Ltd. ADR(a)(b)	3,781,222
64,464	Home Inns & Hotels Management, Inc. ADR(a)(b)	1,531,665
498,937	Huaneng Power International, Inc. ADR(a)	11,869,711
240,225	JA Solar Holdings Co. Ltd. ADR(a)(b)	312,292
22,891	Jinpan International Ltd.	197,778
52,275	KongZhong Corp. ADR(a)	303,718
204,873	LDK Solar Co. Ltd. ADR(a)(b)	651,496
59,561	Linktone Ltd. ADR(a)	95,298
163,504	Mindray Medical International Ltd. ADR(b)	5,356,391
185,555	NetEase, Inc. ADR(a)	11,192,678
98,550	PetroChina Co. Ltd. ADR	14,666,211
72,913	Qiao Xing Mobile Communication Co. Ltd.(a)	48,852
134,090	Qiao Xing Universal Resources, Inc.(a)(b)	42,574
77,691	Simcere Pharmaceutical Group ADR(a)(b)	681,350
93,636	SINA Corp.(a)(b)	5,478,642
102,362	Sinopec Shanghai Petrochemical Co. Ltd. ADR	3,534,560
76,128	Sinovac Biotech Ltd.(a)	164,436
254,623	Suntech Power Holdings Co. Ltd. ADR(a)(b)	641,650
35,231	The9 Ltd. ADR(a)(b)	203,635
48,014	Vimicro International Corp. ADR(a)	62,418
143,251	VisionChina Media, Inc. ADR(a)(b)	190,524
107,609	Xinyuan Real Estate Co. Ltd. ADR(b)	361,566
521,291	Yanzhou Coal Mining Co. Ltd. ADR(a)	11,040,943
222,791	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	810,959
		154,786,586
	Hong Kong—15.2%
31,344	China Finance Online Co. Ltd. ADR(a)	65,195
250,417	China Mobile Ltd. ADR(b)	13,858,077
31,841	China Natural Resources, Inc.(a)	234,668
669,657	China Unicom (Hong Kong) Ltd. ADR(b)	11,638,639

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
53,631	CNOOC Ltd. ADR	$11,351,001
62,994	Nam Tai Electronics, Inc.	313,710
		37,461,290
	United States—3.9%
61,490	American Oriental Bioengineering, Inc.(a)(b)	84,672
103,220	AsiaInfo-Linkage, Inc.(a)(b)	1,300,572
39,607	China Automotive Systems, Inc.(a)(b)	211,897
87,586	China BAK Battery, Inc.(a)	67,441
35,941	China Biologic Products, Inc.(a)(b)	332,814
37,738	China Green Agriculture, Inc.(a)(b)	156,613
56,880	China North East Petroleum Holdings Ltd.(a)(b)	132,672
53,830	China Recycling Energy Corp.(a)(b)	87,205
42,763	China Shen Zhou Mining & Resources, Inc.(a)(b)	53,454
35,264	China TransInfo Technology Corp.(a)(b)	160,451
50,457	China Valves Technology, Inc.(a)(b)	99,400
66,716	China XD Plastics Co. Ltd.(a)(b)	336,916
69,365	ChinaCast Education Corp.(a)	147,054
23,354	Chindex International, Inc.(a)	228,168
46,963	Deer Consumer Products, Inc.(b)	154,039
28,921	Feihe International, Inc.(a)(b)	168,899
54,044	Fushi Copperweld, Inc.(a)(b)	368,580
48,051	Gulf Resources, Inc.(a)(b)	104,751
38,365	Kandi Technolgies Corp.(a)(b)	138,498
78,150	Kingold Jewelry, Inc.(a)(b)	135,981
51,053	L&L Energy, Inc.(a)	114,869
42,351	Lihua International, Inc.(b)	240,554
141,994	Longwei Petroleum Investment Holding Ltd.(a)(b)	221,511
25,348	Orient Paper, Inc.(a)(b)	76,551
26,179	Sino Clean Energy, Inc. CVR(a)	—
28,135	SinoCoking Coal and Coke Chemical Industries, Inc.(a)	58,802
54,158	Sohu.com, Inc.(a)(b)	2,792,928
26,352	SORL Auto Parts, Inc.(a)	88,806
70,883	Synthesis Energy Systems, Inc.(a)	99,236
80,982	Synutra International, Inc.(a)(b)	465,646
50,714	Trunkbow International Holdings Ltd.(a)(b)	98,385
32,014	Universal Travel Group(a)(b)	31,694
33,646	Winner Medical Group, Inc.(a)(b)	127,855
70,741	Yongye International, Inc.(a)(b)	227,079
53,032	Zhongpin, Inc.(a)(b)	500,622
		9,614,615
	Total Investments (excluding investments purchased with cash collateral from securities on loan (Cost $289,971,965)—100.0%	245,815,169

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares Golden Dragon China Portfolio (PGJ)

April 30, 2012

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—23.4%
57,621,503	Invesco Liquid Assets Portfolio - Institutional Class (Cost $57,621,503)(c)(d)	$57,621,503
	Total Investments (Cost $347,593,468)—123.4%	303,436,672
	Liabilities in excess of other assets—(23.4%)	(57,598,706)
	Net Assets—100.0%	$245,837,966

Investment Abbreviations:

ADR—American Depositary Receipt

CVR—Converted Right

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

43

Schedule of Investments

PowerShares Lux Nanotech Portfolio (PXN)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Auto Manufacturers—2.8%
7,612	Toyota Motor Corp. ADR (Japan)	$622,509
	Biotechnology—9.7%
604,870	Nanosphere, Inc.(a)	1,070,620
353,448	Vical, Inc.(a)	1,102,758
		2,173,378
	Building Materials—5.2%
266,693	Headwaters, Inc.(a)	1,157,448
	Chemicals—5.7%
7,109	Air Products & Chemicals, Inc.	607,748
12,226	E.I. du Pont de Nemours & Co.	653,602
		1,261,350
	Computers—6.0%
27,600	Hewlett-Packard Co.	683,376
3,147	International Business Machines Corp.	651,681
		1,335,057
	Electrical Components & Equipment—8.4%
838,177	A123 Systems, Inc.(a)(b)	854,941
1,380,528	Valence Technology, Inc.(a)(b)	1,007,785
		1,862,726
	Electronics—10.3%
23,807	FEI Co.(a)	1,194,397
21,820	NVE Corp.(a)	1,105,838
		2,300,235
	Engineering & Construction—2.8%
30,028	Layne Christensen Co.(a)	617,075
	Healthcare-Products—5.0%
75,269	SurModics, Inc.(a)	1,113,229
	Investment Companies—4.8%
263,105	Harris & Harris Group, Inc.(a)	1,060,313
	Miscellaneous Manufacturing—11.1%
7,313	3M Co.	653,490
32,531	General Electric Co.	636,957
31,844	Polypore International, Inc.(a)(b)	1,189,373
		2,479,820
	Pharmaceuticals—10.1%
79,935	Elan Corp. PLC ADR (Ireland)(a)	1,102,304
214,525	Flamel Technologies SA ADR (France)(a)	1,154,144
		2,256,448
	Semiconductors—12.6%
23,126	Intel Corp.	656,779
62,651	Nanometrics, Inc.(a)	971,717
39,338	Veeco Instruments, Inc.(a)(b)	1,187,614
		2,816,110

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Software—5.4%
147,049	Accelrys, Inc.(a)	$1,210,213
	Total Common Stocks and Other Equity Interests (Cost $24,007,828)	22,265,911
	Money Market Fund—0.5%
104,663	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $104,663)	104,663
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $24,112,491)—100.4%	22,370,574
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—18.4%
4,094,775	Invesco Liquid Assets Portfolio - Institutional Class (Cost $4,094,775)(c)(d)	4,094,775
	Total Investments (Cost $28,207,266)—118.8%	26,465,349
	Liabilities in excess of other assets—(18.8%)	(4,182,556)
	Net Assets—100.0%	$22,282,793

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

44

Schedule of Investments

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace/Defense—1.9%
4,230	General Dynamics Corp.	$285,525
	Banks—1.6%
5,768	JPMorgan Chase & Co.	247,909
	Beverages—2.0%
2,692	Molson Coors Brewing Co., Class B	111,933
2,884	PepsiCo, Inc.	190,344
		302,277
	Building Materials—0.8%
17,073	Cemex SAB de CV ADR (Mexico)(a)	123,438
	Coal—1.5%
15,381	Cloud Peak Energy, Inc.(a)	236,714
	Commercial Services—13.2%
7,498	Apollo Group, Inc., Class A(a)	264,079
6,729	Automatic Data Processing, Inc.	374,267
11,536	CoreLogic, Inc.(a)	192,651
1,154	MasterCard, Inc., Class A	521,920
13,459	Paychex, Inc.	416,960
14,036	Western Union Co. (The)	257,982
		2,027,859
	Computers—0.8%
7,691	Dell, Inc.(a)	125,902
	Cosmetics/Personal Care—1.2%
2,884	Procter & Gamble Co. (The)	183,538
	Diversified Financial Services—6.4%
4,807	American Express Co.	289,430
1,154	CME Group, Inc.	306,756
11,536	Discover Financial Services	391,070
		987,256
	Electric—3.6%
14,228	Exelon Corp.	555,034
	Entertainment—2.7%
7,691	International Game Technology	119,826
10,767	International Speedway Corp., Class A	287,371
		407,197
	Food—1.7%
9,037	Sysco Corp.	261,169
	Healthcare-Products—2.0%
4,807	Zimmer Holdings, Inc.	302,504
	Insurance—4.8%
6,729	Berkshire Hathaway, Inc., Class B(a)	541,348
11,536	First American Financial Corp.	193,228
		734,576

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Internet—6.0%
12,690	eBay, Inc.(a)	$520,925
654	Google, Inc., Class A(a)	395,820
		916,745
	Mining—5.1%
7,691	Compass Minerals International, Inc.	588,515
4,614	Vulcan Materials Co.	197,526
		786,041
	Miscellaneous Manufacturing—1.1%
1,923	3M Co.	171,839
	Oil & Gas—3.8%
6,845	Exxon Mobil Corp.	590,997
	Pharmaceuticals—14.9%
11,113	Abbott Laboratories	689,673
8,460	Express Scripts Holding Co.(a)	471,983
4,999	Johnson & Johnson	325,385
7,114	Novartis AG ADR (Switzerland)	392,479
18,073	Pfizer, Inc.	414,414
		2,293,934
	Pipelines—3.7%
4,219	Kinder Morgan Management LLC(a)	321,226
5,768	TransCanada Corp. (Canada)(b)	253,677
		574,903
	Real Estate—4.7%
40,376	St. Joe Co. (The)(a)(b)	719,904
	Retail—7.7%
7,691	CarMax, Inc.(a)	237,421
19,227	Lowe's Cos., Inc.	605,074
5,768	Wal-Mart Stores, Inc.	339,793
		1,182,288
	Software—5.5%
9,613	Autodesk, Inc.(a)	378,464
5,768	Microsoft Corp.	184,691
9,613	Oracle Corp.	282,526
		845,681
	Telecommunications—1.3%
9,613	Cisco Systems, Inc.	193,702
	Textiles—2.0%
7,691	Cintas Corp.	301,257
	Total Common Stocks and Other Equity Interests (Cost $13,039,460)	15,358,189

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

April 30, 2012

Number of Shares		Value
	Money Market Fund—0.6%
96,686	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $96,686)	$96,686
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $13,136,146)—100.6%	15,454,875
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—4.9%
753,942	Invesco Liquid Assets Portfolio - Institutional Class (Cost $753,942)(c)(d)	753,942
	Total Investments (Cost $13,890,088)—105.5%	16,208,817
	Liabilities in excess of other assets—(5.5%)	(843,122)
	Net Assets—100.0%	$15,365,695

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See Notes to Financial Statements.

46

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio (PBP)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests(a)—101.5%
	Consumer Discretionary—11.4%
1,063	Abercrombie & Fitch Co., Class A	$53,331
4,524	Amazon.com, Inc.(b)	1,049,116
1,395	Apollo Group, Inc., Class A(b)	49,132
529	AutoNation, Inc.(b)	18,293
337	AutoZone, Inc.(b)	133,506
2,942	Bed Bath & Beyond, Inc.(b)	207,087
3,521	Best Buy Co., Inc.	77,708
812	Big Lots, Inc.(b)	29,752
1,355	BorgWarner, Inc.(b)	107,099
2,691	Cablevision Systems Corp., Class A	39,881
2,815	CarMax, Inc.(b)	86,899
5,621	Carnival Corp.	182,626
8,060	CBS Corp., Class B	268,801
391	Chipotle Mexican Grill, Inc.(b)	161,933
3,574	Coach, Inc.	261,474
33,477	Comcast Corp., Class A	1,015,357
3,461	D.R. Horton, Inc.	56,587
1,597	Darden Restaurants, Inc.	79,978
742	DeVry, Inc.	23,855
8,396	DIRECTV, Class A(b)	413,671
3,207	Discovery Communications, Inc., Class A(b)	174,525
1,479	Dollar Tree, Inc.(b)	150,355
1,179	Expedia, Inc.	50,261
1,464	Family Dollar Stores, Inc.	98,893
47,190	Ford Motor Co.	532,303
643	Fossil, Inc.(b)	84,021
1,692	GameStop Corp., Class A	38,510
2,944	Gannett Co., Inc.	40,686
4,121	Gap, Inc. (The)	117,448
1,935	Genuine Parts Co.	125,349
3,035	Goodyear Tire & Rubber Co. (The)(b)	33,324
3,635	H&R Block, Inc.	53,434
2,838	Harley-Davidson, Inc.	148,512
873	Harman International Industries, Inc.	43,283
1,440	Hasbro, Inc.	52,906
19,141	Home Depot, Inc. (The)	991,312
3,696	International Game Technology	57,584
5,539	Interpublic Group of Cos., Inc. (The)	65,416
1,796	J.C. Penney Co., Inc.	64,764
8,450	Johnson Controls, Inc.	270,146
3,147	Kohl's Corp.	157,759
1,741	Leggett & Platt, Inc.	37,902
2,012	Lennar Corp., Class A	55,813
3,052	Limited Brands, Inc.	151,684
15,409	Lowe's Cos., Inc.	484,921
5,141	Macy's, Inc.	210,884
3,315	Marriott International, Inc., Class A	129,583
4,208	Mattel, Inc.	141,389
12,657	McDonald's Corp.	1,233,425
3,451	McGraw-Hill Cos., Inc. (The)	169,686

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
691	Netflix, Inc.(b)	$55,377
3,581	Newell Rubbermaid, Inc.	65,174
26,722	News Corp., Class A	523,751
4,556	NIKE, Inc., Class B	509,680
1,983	Nordstrom, Inc.	110,770
3,389	Omnicom Group, Inc.	173,890
1,583	O'Reilly Automotive, Inc.(b)	166,943
618	Priceline.com, Inc.(b)	470,187
4,181	PulteGroup, Inc.(b)	41,141
800	Ralph Lauren Corp.	137,816
2,839	Ross Stores, Inc.	174,854
1,186	Scripps Networks Interactive, Inc., Class A	59,561
474	Sears Holdings Corp.(b)	25,492
8,615	Staples, Inc.	132,671
9,352	Starbucks Corp.	536,618
2,433	Starwood Hotels & Resorts Worldwide, Inc.	144,034
8,341	Target Corp.	483,277
1,579	Tiffany & Co.	108,098
3,899	Time Warner Cable, Inc.	313,674
12,037	Time Warner, Inc.	450,906
9,362	TJX Cos., Inc. (The)	390,489
1,177	TripAdvisor, Inc.(b)	44,149
1,377	Urban Outfitters, Inc.(b)	39,878
1,083	VF Corp.	164,670
6,708	Viacom, Inc., Class B	311,184
22,251	Walt Disney Co. (The)	959,241
57	Washington Post Co. (The), Class B	21,556
949	Whirlpool Corp.	60,755
1,811	Wyndham Worldwide Corp.	91,166
989	Wynn Resorts Ltd.	131,933
5,716	Yum! Brands, Inc.	415,725
		17,596,824
	Consumer Staples—11.0%
25,396	Altria Group, Inc.	818,005
8,216	Archer-Daniels-Midland Co.	253,299
5,352	Avon Products, Inc.	115,603
1,946	Beam, Inc.	110,494
1,232	Brown-Forman Corp., Class B	106,383
2,217	Campbell Soup Co.	75,001
1,613	Clorox Co. (The)	113,071
28,123	Coca-Cola Co. (The)	2,146,347
3,729	Coca-Cola Enterprises, Inc.	112,318
5,956	Colgate-Palmolive Co.	589,287
5,121	ConAgra Foods, Inc.	132,224
2,131	Constellation Brands, Inc., Class A(b)	46,030
5,400	Costco Wholesale Corp.	476,118
16,171	CVS Caremark Corp.	721,550
2,286	Dean Foods Co.(b)	28,072
2,636	Dr Pepper Snapple Group, Inc.	106,969
2,794	Estee Lauder Cos., Inc. (The), Class A	182,588

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
8,001	General Mills, Inc.	$311,159
3,969	H.J. Heinz Co.	211,587
1,906	Hershey Co. (The)	127,721
1,702	Hormel Foods Corp.	49,460
1,405	J.M. Smucker Co. (The)	111,880
3,057	Kellogg Co.	154,593
4,890	Kimberly-Clark Corp.	383,718
21,951	Kraft Foods, Inc., Class A	875,186
7,138	Kroger Co. (The)	166,101
1,639	Lorillard, Inc.	221,740
1,652	McCormick & Co., Inc.	92,363
2,529	Mead Johnson Nutrition Co.	216,381
1,950	Molson Coors Brewing Co., Class B	81,081
19,518	PepsiCo, Inc.	1,288,188
21,397	Philip Morris International, Inc.	1,915,246
34,227	Procter & Gamble Co. (The)	2,178,206
4,151	Reynolds American, Inc.	169,485
3,326	Safeway, Inc.	67,618
7,345	Sara Lee Corp.	161,884
18	SUPERVALU, Inc.	107
7,255	Sysco Corp.	209,670
3,618	Tyson Foods, Inc., Class A	66,029
10,843	Walgreen Co.	380,156
21,687	Wal-Mart Stores, Inc.	1,277,581
2,012	Whole Foods Market, Inc.	167,137
		17,017,636
	Energy—11.4%
2,730	Alpha Natural Resources, Inc.(b)	44,035
6,187	Anadarko Petroleum Corp.	452,950
4,773	Apache Corp.	457,922
5,431	Baker Hughes, Inc.	239,561
2,603	Cabot Oil & Gas Corp.	91,469
3,054	Cameron International Corp.(b)	156,517
8,226	Chesapeake Energy Corp.	151,687
24,567	Chevron Corp.	2,617,860
15,902	ConocoPhillips	1,139,060
2,821	CONSOL Energy, Inc.	93,770
4,844	Denbury Resources, Inc.(b)	92,230
5,014	Devon Energy Corp.	350,228
865	Diamond Offshore Drilling, Inc.	59,296
9,595	El Paso Corp.	284,684
3,339	EOG Resources, Inc.	366,656
1,854	EQT Corp.	92,366
58,569	Exxon Mobil Corp.	5,056,847
2,969	FMC Technologies, Inc.(b)	139,543
11,457	Halliburton Co.	392,059
1,334	Helmerich & Payne, Inc.	68,554
3,756	Hess Corp.	195,838
8,738	Marathon Oil Corp.	256,373
4,317	Marathon Petroleum Corp.	179,630

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
2,407	Murphy Oil Corp.	$132,313
3,585	Nabors Industries Ltd. (Bermuda)(b)	59,690
5,266	National Oilwell Varco, Inc.	398,952
1,645	Newfield Exploration Co.(b)	59,056
3,132	Noble Corp. (Switzerland)	119,204
2,199	Noble Energy, Inc.	218,405
10,069	Occidental Petroleum Corp.	918,494
3,383	Peabody Energy Corp.	105,245
1,529	Pioneer Natural Resources Co.	177,089
2,206	QEP Resources, Inc.	67,967
1,959	Range Resources Corp.	130,587
1,533	Rowan Cos., Inc.(b)	52,934
16,574	Schlumberger Ltd.	1,228,796
4,334	Southwestern Energy Co.(b)	136,868
8,085	Spectra Energy Corp.	248,533
1,327	Sunoco, Inc.	65,408
1,729	Tesoro Corp.(b)	40,199
6,892	Valero Energy Corp.	170,232
7,352	Williams Cos., Inc. (The)	250,189
2,463	WPX Energy, Inc.(b)	43,275
		17,602,571
	Financials—14.9%
4,186	ACE Ltd.	318,010
5,801	Aflac, Inc.	261,277
6,185	Allstate Corp. (The)	206,146
12,599	American Express Co.	758,586
6,683	American International Group, Inc.(b)	227,422
4,891	American Tower Corp. REIT	320,752
2,753	Ameriprise Financial, Inc.	149,240
4,038	Aon PLC (United Kingdom)	209,168
1,504	Apartment Investment & Management Co., Class A REIT	40,834
1,085	Assurant, Inc.	43,769
1,183	AvalonBay Communities, Inc. REIT	172,008
133,245	Bank of America Corp.	1,080,617
14,960	Bank of New York Mellon Corp. (The)	353,804
8,658	BB&T Corp.	277,402
21,849	Berkshire Hathaway, Inc., Class B(b)	1,757,752
1,244	BlackRock, Inc.	238,326
1,839	Boston Properties, Inc. REIT	199,072
6,872	Capital One Financial Corp.	381,259
4,071	CBRE Group, Inc., Class A(b)	76,576
13,415	Charles Schwab Corp. (The)	191,834
3,363	Chubb Corp. (The)	245,734
2,012	Cincinnati Financial Corp.	71,667
36,394	Citigroup, Inc.	1,202,458
823	CME Group, Inc.	218,770
2,451	Comerica, Inc.	78,481
6,581	Discover Financial Services	223,096
3,152	E*TRADE Financial Corp.(b)	33,506

See Notes to Financial Statements.

48

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
3,728	Equity Residential REIT	$229,048
1,149	Federated Investors, Inc., Class B	25,370
11,420	Fifth Third Bancorp	162,507
3,182	First Horizon National Corp.	29,211
1,771	Franklin Resources, Inc.	222,278
6,103	Genworth Financial, Inc., Class A(b)	36,679
6,145	Goldman Sachs Group, Inc. (The)	707,597
5,463	Hartford Financial Services Group, Inc. (The)	112,265
5,085	HCP, Inc. REIT	210,773
2,608	Health Care REIT, Inc.	147,769
8,787	Host Hotels & Resorts, Inc. REIT	146,216
6,552	Hudson City Bancorp, Inc.	46,257
10,734	Huntington Bancshares, Inc.	71,810
901	IntercontinentalExchange, Inc.(b)	119,869
5,540	Invesco Ltd.(c)	137,614
47,436	JPMorgan Chase & Co.	2,038,799
11,833	KeyCorp	95,137
5,055	Kimco Realty Corp. REIT	98,118
1,542	Legg Mason, Inc.	40,200
2,457	Leucadia National Corp.	61,081
3,616	Lincoln National Corp.	89,568
3,792	Loews Corp.	155,965
1,567	M&T Bank Corp.	135,185
6,747	Marsh & McLennan Cos., Inc.	225,687
13,166	MetLife, Inc.	474,371
2,434	Moody's Corp.	99,672
18,915	Morgan Stanley	326,851
1,548	NASDAQ OMX Group, Inc. (The)	38,034
2,994	Northern Trust Corp.	142,484
3,205	NYSE Euronext	82,529
4,461	People's United Financial, Inc.	55,049
2,002	Plum Creek Timber Co., Inc. REIT	84,164
6,552	PNC Financial Services Group, Inc.	434,529
3,743	Principal Financial Group, Inc.	103,569
7,594	Progressive Corp. (The)	161,752
5,698	ProLogis, Inc. REIT	203,874
5,836	Prudential Financial, Inc.	353,311
1,766	Public Storage REIT	252,997
17,543	Regions Financial Corp.	118,240
3,800	Simon Property Group, Inc. REIT	591,280
6,322	SLM Corp.	93,755
6,055	State Street Corp.	279,862
6,609	SunTrust Banks, Inc.	160,467
3,147	T. Rowe Price Group, Inc.	198,623
1,242	Torchmark Corp.	60,498
4,883	Travelers Cos., Inc. (The)	314,075
23,724	U.S. Bancorp	763,201
3,608	Unum Group	85,654
3,587	Ventas, Inc. REIT	210,880
2,296	Vornado Realty Trust REIT	197,089
65,528	Wells Fargo & Co.	2,190,601

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
6,658	Weyerhaeuser Co. REIT	$135,557
3,918	XL Group PLC (Ireland)	84,276
2,285	Zions Bancorp.	46,591
		23,026,404
	Health Care—11.6%
19,539	Abbott Laboratories	1,212,590
4,350	Aetna, Inc.	191,574
4,317	Agilent Technologies, Inc.	182,091
3,779	Allergan, Inc.	362,784
3,199	AmerisourceBergen Corp.	119,035
9,829	Amgen, Inc.	698,940
6,955	Baxter International, Inc.	385,377
2,606	Becton, Dickinson and Co.	204,441
2,965	Biogen Idec, Inc.(b)	397,340
18,018	Boston Scientific Corp.(b)	112,793
20,960	Bristol-Myers Squibb Co.	699,435
1,044	C.R. Bard, Inc.	103,314
4,294	Cardinal Health, Inc.	181,507
2,793	CareFusion Corp.(b)	72,367
5,446	Celgene Corp.(b)	397,122
1,811	Cerner Corp.(b)	146,854
3,559	CIGNA Corp.	164,533
1,755	Coventry Health Care, Inc.(b)	52,632
6,001	Covidien PLC (Ireland)	331,435
1,165	DaVita, Inc.(b)	103,196
1,765	DENTSPLY International, Inc.	72,471
1,430	Edwards Lifesciences Corp.(b)	118,647
12,681	Eli Lilly & Co.	524,867
9,921	Express Scripts Holding Co.(b)	553,493
3,297	Forest Laboratories, Inc.(b)	114,834
9,404	Gilead Sciences, Inc.(b)	489,102
2,047	Hospira, Inc.(b)	71,891
2,039	Humana, Inc.	164,506
488	Intuitive Surgical, Inc.(b)	282,162
34,111	Johnson & Johnson	2,220,285
1,206	Laboratory Corp. of America Holdings(b)	105,995
2,215	Life Technologies Corp.(b)	102,687
3,053	McKesson Corp.	279,075
12,918	Medtronic, Inc.	493,468
37,826	Merck & Co., Inc.	1,484,292
5,298	Mylan, Inc.(b)	115,020
1,086	Patterson Cos., Inc.	37,022
1,406	PerkinElmer, Inc.	38,806
1,160	Perrigo Co.	121,684
93,677	Pfizer, Inc.	2,148,014
1,965	Quest Diagnostics, Inc.	113,361
3,981	St. Jude Medical, Inc.	154,144
4,022	Stryker Corp.	219,480
5,091	Tenet Healthcare Corp.(b)	26,422
4,540	Thermo Fisher Scientific, Inc.	252,651

See Notes to Financial Statements.

49

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
12,972	UnitedHealth Group, Inc.	$728,378
1,401	Varian Medical Systems, Inc.(b)	88,851
1,103	Waters Corp.(b)	92,773
1,582	Watson Pharmaceuticals, Inc.(b)	119,219
4,158	WellPoint, Inc.	281,996
2,213	Zimmer Holdings, Inc.(d)	139,264
		17,874,220
	Industrials—10.7%
8,621	3M Co.	770,373
1,322	Avery Dennison Corp.	42,278
9,260	Boeing Co. (The)	711,168
2,031	C.H. Robinson Worldwide, Inc.	121,332
8,042	Caterpillar, Inc.	826,476
1,368	Cintas Corp.	53,585
1,967	Cooper Industries PLC (Ireland)	123,075
13,064	CSX Corp.	291,458
2,384	Cummins, Inc.	276,139
7,101	Danaher Corp.	385,016
4,987	Deere & Co.	410,729
2,279	Dover Corp.	142,802
593	Dun & Bradstreet Corp. (The)	46,124
4,157	Eaton Corp.	200,284
9,120	Emerson Electric Co.	479,165
1,488	Equifax, Inc.	68,180
2,636	Expeditors International of Washington, Inc.	105,440
3,663	Fastenal Co.	171,502
3,904	FedEx Corp.	344,489
680	Flowserve Corp.	78,152
2,098	Fluor Corp.	121,159
4,433	General Dynamics Corp.	299,227
131,488	General Electric Co.	2,574,535
1,559	Goodrich Corp.	195,592
9,625	Honeywell International, Inc.	583,852
6,006	Illinois Tool Works, Inc.	344,624
3,694	Ingersoll-Rand PLC (Ireland)	157,069
2,123	Iron Mountain, Inc.	64,475
1,597	Jacobs Engineering Group, Inc.(b)	69,997
1,315	Joy Global, Inc.	93,063
1,228	L-3 Communications Holdings, Inc.	90,307
3,309	Lockheed Martin Corp.	299,597
4,438	Masco Corp.	58,493
4,097	Norfolk Southern Corp.	298,794
3,137	Northrop Grumman Corp.	198,509
4,434	PACCAR, Inc.	190,485
1,436	Pall Corp.	85,600
1,871	Parker Hannifin Corp.(d)	164,068
2,483	Pitney Bowes, Inc.	42,534
1,802	Precision Castparts Corp.	317,819
2,622	Quanta Services, Inc.(b)	57,999
2,217	R.R. Donnelley & Sons Co.	27,735

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
4,219	Raytheon Co.	$228,417
3,905	Republic Services, Inc.	106,880
1,766	Robert Half International, Inc.	52,627
1,769	Rockwell Automation, Inc.	136,814
1,843	Rockwell Collins, Inc.	103,005
1,203	Roper Industries, Inc.	122,586
634	Ryder System, Inc.	30,888
726	Snap-On, Inc.	45,404
9,596	Southwest Airlines Co.	79,455
2,105	Stanley Black & Decker, Inc.	154,002
1,052	Stericycle, Inc.(b)	91,103
3,471	Textron, Inc.	92,467
5,722	Tyco International Ltd. (Switzerland)	321,176
5,962	Union Pacific Corp.	670,367
11,901	United Parcel Service, Inc., Class B	929,944
11,298	United Technologies Corp.	922,369
757	W.W. Grainger, Inc.	157,320
5,727	Waste Management, Inc.	195,863
2,292	Xylem, Inc.(b)	63,901
		16,487,888
	Information Technology—20.6%
8,038	Accenture PLC, Class A (Ireland)	522,068
6,131	Adobe Systems, Inc.(b)	205,756
7,287	Advanced Micro Devices, Inc.(b)	53,632
2,209	Akamai Technologies, Inc.(b)	72,013
4,004	Altera Corp.	142,422
2,031	Amphenol Corp., Class A	118,082
3,700	Analog Devices, Inc.	144,226
11,586	Apple, Inc.(b)	6,769,005
16,030	Applied Materials, Inc.	192,200
2,806	Autodesk, Inc.(b)	110,472
6,093	Automatic Data Processing, Inc.	338,893
2,041	BMC Software, Inc.(b)	84,212
6,092	Broadcom Corp., Class A	222,967
4,521	CA, Inc.	119,445
66,928	Cisco Systems, Inc.	1,348,599
2,302	Citrix Systems, Inc.(b)	197,074
3,766	Cognizant Technology Solutions Corp., Class A(b)	276,123
1,926	Computer Sciences Corp.	54,044
18,895	Corning, Inc.	271,143
18,956	Dell, Inc.(b)	310,310
14,221	eBay, Inc.(b)	583,772
4,112	Electronic Arts, Inc.(b)	63,243
25,490	EMC Corp.(b)	719,073
986	F5 Networks, Inc.(b)	132,055
2,909	Fidelity National Information Services, Inc.	97,946
731	First Solar, Inc.(b)	13,450
1,718	Fiserv, Inc.(b)	120,758
1,914	FLIR Systems, Inc.	42,988

See Notes to Financial Statements.

50

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
3,151	Google, Inc., Class A(b)	$1,907,080
1,411	Harris Corp.	64,257
24,539	Hewlett-Packard Co.	607,586
62,083	Intel Corp.	1,763,157
14,398	International Business Machines Corp.	2,981,538
3,659	Intuit, Inc.	212,112
2,288	Jabil Circuit, Inc.	53,654
2,853	JDS Uniphase Corp.(b)	34,664
6,538	Juniper Networks, Inc.(b)	140,109
2,071	KLA-Tencor Corp.	108,003
880	Lexmark International, Inc., Class A	26,488
2,843	Linear Technology Corp.	92,995
7,037	LSI Corp.(b)	56,577
1,321	MasterCard, Inc., Class A	597,449
2,385	Microchip Technology, Inc.	84,286
12,266	Micron Technology, Inc.(b)	80,833
92,799	Microsoft Corp.	2,971,424
1,703	Molex, Inc.	46,986
3,274	Motorola Mobility Holdings, Inc.(b)	127,097
3,651	Motorola Solutions, Inc.	186,311
4,506	NetApp, Inc.(b)	174,968
878	Novellus Systems, Inc.(b)	41,046
7,584	NVIDIA Corp.(b)	98,592
48,714	Oracle Corp.	1,431,704
4,006	Paychex, Inc.	124,106
21,018	QUALCOMM, Inc.	1,341,789
2,398	Red Hat, Inc.(b)	142,945
3,432	SAIC, Inc.	41,733
1,687	Salesforce.com, Inc.(b)	262,716
3,009	SanDisk Corp.(b)	111,363
9,054	Symantec Corp.(b)	149,572
5,289	TE Connectivity Ltd. (Switzerland)	192,837
2,079	Teradata Corp.(b)	145,073
2,312	Teradyne, Inc.(b)	39,790
14,217	Texas Instruments, Inc.	454,091
1,992	Total System Services, Inc.	46,852
1,979	VeriSign, Inc.	81,357
6,175	Visa, Inc., Class A	759,401
2,902	Western Digital Corp.(b)	112,627
7,700	Western Union Co. (The)	141,526
16,534	Xerox Corp.	128,634
3,253	Xilinx, Inc.	118,344
15,067	Yahoo!, Inc.(b)	234,141
		31,843,784
	Materials—3.5%
2,612	Air Products & Chemicals, Inc.	223,300
855	Airgas, Inc.	78,352
13,235	Alcoa, Inc.	128,776
1,326	Allegheny Technologies, Inc.	56,938
1,939	Ball Corp.	80,973

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
1,283	Bemis Co., Inc.	$41,556
810	CF Industries Holdings, Inc.	156,379
1,765	Cliffs Natural Resources, Inc.	109,889
14,716	Dow Chemical Co. (The)	498,578
11,573	E.I. du Pont de Nemours & Co.	618,693
1,699	Eastman Chemical Co.	91,695
3,616	Ecolab, Inc.	230,303
868	FMC Corp.	95,871
11,766	Freeport-McMoRan Copper & Gold, Inc.	450,638
1,007	International Flavors & Fragrances, Inc.	60,631
5,425	International Paper Co.	180,707
2,122	MeadWestvaco Corp.(b)	59,840
6,645	Monsanto Co.	506,216
3,699	Mosaic Co. (The)	195,381
6,147	Newmont Mining Corp.	292,905
3,933	Nucor Corp.	154,213
2,044	Owens-Illinois, Inc.(b)	47,523
1,890	PPG Industries, Inc.	198,904
3,707	Praxair, Inc.	428,900
2,385	Sealed Air Corp.	45,744
1,072	Sherwin-Williams Co. (The)	128,940
1,499	Sigma-Aldrich Corp.	106,279
1,023	Titanium Metals Corp.	15,110
1,788	United States Steel Corp.	50,654
1,606	Vulcan Materials Co.	68,753
		5,402,641
	Telecommunication Services—2.9%
73,674	AT&T, Inc.	2,424,612
7,691	CenturyLink, Inc.	296,565
3,110	Crown Castle International Corp.(b)	176,057
12,352	Frontier Communications Corp.	49,902
3,644	MetroPCS Communications, Inc.(b)	26,601
37,213	Sprint Nextel Corp.(b)	92,288
35,236	Verizon Communications, Inc.	1,422,830
7,284	Windstream Corp.	81,872
		4,570,727
	Utilities—3.5%
7,986	AES Corp. (The)(b)	99,985
1,456	AGL Resources, Inc.	57,410
3,012	Ameren Corp.	98,763
6,002	American Electric Power Co., Inc.	233,118
5,288	CenterPoint Energy, Inc.	106,870
3,192	CMS Energy Corp.	73,384
3,635	Consolidated Edison, Inc.	216,101
7,077	Dominion Resources, Inc.	369,349
2,103	DTE Energy Co.	118,567
16,587	Duke Energy Corp.	355,459
4,045	Edison International	178,020
2,195	Entergy Corp.	143,904
10,564	Exelon Corp.	412,102

See Notes to Financial Statements.

51

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
5,195	FirstEnergy Corp.	$243,230
969	Integrys Energy Group, Inc.	52,946
5,165	NextEra Energy, Inc.	332,368
3,501	NiSource, Inc.	86,300
3,888	Northeast Utilities	142,962
2,828	NRG Energy, Inc.(b)	48,076
1,292	ONEOK, Inc.	110,970
2,827	Pepco Holdings, Inc.	53,487
5,116	PG&E Corp.	226,025
1,356	Pinnacle West Capital Corp.	65,563
7,192	PPL Corp.	196,701
3,663	Progress Energy, Inc.	194,945
6,283	Public Service Enterprise Group, Inc.	195,715
1,442	SCANA Corp.	66,505
2,988	Sempra Energy	193,443
10,760	Southern Co. (The)	494,314
2,680	TECO Energy, Inc.	48,294
2,861	Wisconsin Energy Corp.	105,399
6,042	Xcel Energy, Inc.	163,497
		5,483,772
	Total Investments (Cost $129,757,723)—101.5%	156,906,467
	Liabilities in excess of other assets—(1.5)%	(2,378,547)
	Net Assets—100.0%	$154,527,920

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  A portion of the securities in the portfolio are subject to call options written. In addition, the unrealized appreciation (depreciation) of the call options written was based on Level 1 inputs. See Note 2H and Note 3.

(b)  Non-income producing security.

(c)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 6.

(d)  Security not subject to call options written.

See Notes to Financial Statements.

52

Schedule of Investments

PowerShares S&P 500® High Quality Portfolio (SPHQ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—18.3%
21,620	Darden Restaurants, Inc.	$1,082,730
25,375	Family Dollar Stores, Inc.	1,714,081
40,919	Gap, Inc. (The)	1,166,192
17,266	Genuine Parts Co.	1,118,491
11,288	Harley-Davidson, Inc.	590,701
30,036	Hasbro, Inc.	1,103,523
21,333	Home Depot, Inc. (The)	1,104,836
33,358	Johnson Controls, Inc.	1,066,455
17,153	Lowe's Cos., Inc.	539,805
15,920	Mattel, Inc.	534,912
11,207	McDonald's Corp.	1,092,122
28,373	News Corp., Class A	556,111
14,986	NIKE, Inc., Class B	1,676,484
19,761	Nordstrom, Inc.	1,103,849
33,460	Omnicom Group, Inc.	1,716,833
3,160	Ralph Lauren Corp.	544,373
27,608	Ross Stores, Inc.	1,700,377
28,384	Target Corp.	1,644,569
8,183	Tiffany & Co.	560,208
40,940	TJX Cos., Inc. (The)	1,707,607
7,295	VF Corp.	1,109,205
38,953	Walt Disney Co. (The)	1,679,264
22,369	Yum! Brands, Inc.	1,626,897
		26,739,625
	Consumer Staples—20.7%
17,263	Altria Group, Inc.	556,041
35,340	Archer-Daniels-Midland Co.	1,089,532
13,044	Brown-Forman Corp., Class B	1,126,349
16,460	Campbell Soup Co.	556,842
15,473	Clorox Co. (The)	1,084,657
22,661	Coca-Cola Co. (The)	1,729,488
16,771	Colgate-Palmolive Co.	1,659,323
21,083	ConAgra Foods, Inc.	544,363
6,295	Costco Wholesale Corp.	555,030
37,538	CVS Caremark Corp.	1,674,946
8,633	Estee Lauder Cos., Inc. (The), Class A	564,167
42,114	General Mills, Inc.	1,637,813
58,187	Hormel Foods Corp.	1,690,914
13,712	J.M. Smucker Co. (The)	1,091,887
30,618	Kellogg Co.	1,548,352
14,623	Kimberly-Clark Corp.	1,147,467
14,546	Kraft Foods, Inc., Class A	579,949
11,822	Lorillard, Inc.	1,599,398
30,360	McCormick & Co., Inc.	1,697,428
25,054	PepsiCo, Inc.	1,653,564
24,766	Procter & Gamble Co. (The)	1,576,108
55,610	Sysco Corp.	1,607,129
49,336	Walgreen Co.	1,729,720
27,271	Wal-Mart Stores, Inc.	1,606,535
		30,307,002

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—3.4%
5,802	Apache Corp.	$556,644
16,174	Chevron Corp.	1,723,501
19,651	Exxon Mobil Corp.	1,696,667
9,822	Hess Corp.	512,119
6,135	Occidental Petroleum Corp.	559,635
		5,048,566
	Financials—5.7%
12,671	Aflac, Inc.	570,702
9,489	American Express Co.	571,333
3,887	AvalonBay Communities, Inc. REIT	565,170
2,747	BlackRock, Inc.	526,270
10,167	Capital One Financial Corp.	564,065
15,606	Chubb Corp. (The)	1,140,330
10,203	Health Care REIT, Inc.	578,102
81,830	Hudson City Bancorp, Inc.	577,720
30,003	Kimco Realty Corp. REIT	582,358
13,035	Moody's Corp.	533,783
8,757	T. Rowe Price Group, Inc.	552,698
22,394	Torchmark Corp.	1,090,812
16,548	Wells Fargo & Co.	553,200
		8,406,543
	Health Care—9.4%
18,238	Abbott Laboratories	1,131,850
14,468	AmerisourceBergen Corp.	538,354
18,726	Baxter International, Inc.	1,037,608
14,520	Becton, Dickinson and Co.	1,139,094
11,325	C.R. Bard, Inc.	1,120,722
13,784	DENTSPLY International, Inc.	565,971
9,545	Express Scripts Holding Co.(a)	532,516
25,652	Johnson & Johnson	1,669,689
6,013	McKesson Corp.	549,648
28,970	Medtronic, Inc.	1,106,654
24,619	Mylan, Inc.(a)	534,478
9,371	Quest Diagnostics, Inc.	540,613
30,208	Stryker Corp.	1,648,451
28,088	UnitedHealth Group, Inc.	1,577,141
		13,692,789
	Industrials—24.7%
19,023	3M Co.	1,699,895
25,412	C.H. Robinson Worldwide, Inc.	1,518,113
15,394	Caterpillar, Inc.	1,582,041
14,124	Cintas Corp.	553,237
49,573	CSX Corp.	1,105,974
4,765	Cummins, Inc.	551,930
30,261	Danaher Corp.	1,640,751
13,674	Deere & Co.	1,126,191
17,838	Dover Corp.	1,117,729
23,182	Eaton Corp.	1,116,909

See Notes to Financial Statements.

53

Schedule of Investments (Continued)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
32,542	Emerson Electric Co.	$1,709,757
35,183	Expeditors International of Washington, Inc.	1,407,320
22,278	Fastenal Co.	1,043,056
9,350	Fluor Corp.	539,962
23,659	General Dynamics Corp.	1,596,982
28,782	General Electric Co.	563,552
4,336	Goodrich Corp.	543,995
9,357	Honeywell International, Inc.	567,596
19,827	Illinois Tool Works, Inc.	1,137,673
23,617	L-3 Communications Holdings, Inc.	1,736,794
6,083	Lockheed Martin Corp.	550,755
16,109	Norfolk Southern Corp.	1,174,829
17,861	Northrop Grumman Corp.	1,130,244
9,185	Pall Corp.	547,518
13,248	Parker Hannifin Corp.	1,161,717
10,340	Raytheon Co.	559,808
17,644	Republic Services, Inc.	482,916
19,064	Rockwell Collins, Inc.	1,065,487
11,134	Roper Industries, Inc.	1,134,555
9,167	Snap-On, Inc.	573,304
10,058	Union Pacific Corp.	1,130,922
20,427	United Technologies Corp.	1,667,660
7,655	W.W. Grainger, Inc.	1,590,862
15,455	Waste Management, Inc.	528,561
		36,158,595
	Information Technology—4.9%
19,940	Automatic Data Processing, Inc.	1,109,063
12,232	Harris Corp.	557,045
22,108	Hewlett-Packard Co.	547,394
8,042	International Business Machines Corp.	1,665,338
33,906	Linear Technology Corp.	1,109,065
17,641	Microsoft Corp.	564,865
19,065	Oracle Corp.	560,320
35,244	Paychex, Inc.	1,091,859
		7,204,949
	Materials—7.5%
12,312	Air Products & Chemicals, Inc.	1,052,553
6,095	Airgas, Inc.	558,546
25,412	Ball Corp.	1,061,205
10,439	E.I. du Pont de Nemours & Co.	558,069
26,463	Ecolab, Inc.	1,685,428
18,733	International Flavors & Fragrances, Inc.	1,127,914
7,048	Monsanto Co.	536,917
14,555	Praxair, Inc.	1,684,013
9,323	Sherwin-Williams Co. (The)	1,121,370
22,971	Sigma-Aldrich Corp.	1,628,644
		11,014,659

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Utilities—5.4%
28,715	AGL Resources, Inc.	$1,132,232
10,800	Dominion Resources, Inc.	563,652
24,881	Entergy Corp.	1,631,198
12,093	FirstEnergy Corp.	566,194
17,513	NextEra Energy, Inc.	1,126,962
6,773	ONEOK, Inc.	581,733
8,717	Sempra Energy	564,339
12,141	Southern Co. (The)	557,758
31,187	Wisconsin Energy Corp.	1,148,929
		7,872,997
	Total Common Stocks and Other Equity Interests (Cost $129,099,866)	146,445,725
	Money Market Fund—0.1%
78,616	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $78,616)	78,616
	Total Investments (Cost $129,178,482)—100.1%	146,524,341
	Liabilities in excess of other assets—(0.1)%	(103,696)
	Net Assets—100.0%	$146,420,645

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

54

Schedule of Investments

PowerShares Water Resources Portfolio (PHO)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Agriculture—0.1%
114,307	Cadiz, Inc.(a)(b)	$963,608
	Electronics—17.0%
458,343	Badger Meter, Inc.(a)	16,931,190
744,082	Itron, Inc.(b)	30,358,546
737,760	Waters Corp.(b)	62,052,993
835,735	Watts Water Technologies, Inc., Class A	30,771,763
		140,114,492
	Engineering & Construction—3.7%
1,064,290	Aegion Corp.(b)	19,423,293
521,386	Layne Christensen Co.(b)	10,714,482
		30,137,775
	Environmental Control—7.1%
1,698,803	Calgon Carbon Corp.(b)	23,511,434
1,137,413	Energy Recovery, Inc.(a)(b)	2,388,567
1,201,995	Tetra Tech, Inc.(b)	32,093,266
167,422	Tri-Tech Holding, Inc. (Cayman Islands)(a)(b)	996,161
		58,989,428
	Hand/Machine Tools—2.8%
458,198	Franklin Electric Co., Inc.	22,978,630
	Housewares—4.2%
487,932	Toro Co. (The)	34,867,621
	Machinery-Diversified—12.8%
557,519	Flowserve Corp.	64,075,659
289,124	Gorman-Rupp Co. (The)	8,326,771
500,882	Lindsay Corp.	33,453,909
		105,856,339
	Metal Fabricate/Hardware—7.5%
5,603,949	Mueller Water Products, Inc., Class A	20,118,177
229,610	Northwest Pipe Co.(b)	4,778,184
297,575	Valmont Industries, Inc.	36,878,470
		61,774,831
	Miscellaneous Manufacturing—19.2%
2,649,401	ITT Corp.	59,505,546
1,041,783	Pall Corp.	62,100,685
858,492	Pentair, Inc.(a)	37,207,043
		158,813,274
	Water—25.6%
432,019	American States Water Co.	15,742,772
1,928,299	American Water Works Co., Inc.	66,024,958
1,488,107	Aqua America, Inc.	33,794,910
966,852	California Water Service Group	17,509,690
439,973	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)(a)	34,828,263

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
493,998	Consolidated Water Co. Ltd. (Cayman Islands)	$3,541,965
2,724,733	Veolia Environnement SA ADR (France)(a)	39,644,865
		211,087,423
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $808,274,810)—100.0%	825,583,421
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—3.4%
27,878,405	Invesco Liquid Assets Portfolio - Institutional Class (Cost $27,878,405)(c)(d)	27,878,405
	Total Investments (Cost $836,153,215)—103.4%	853,461,826
	Liabilities in excess of other assets—(3.4)%	(27,951,543)
	Net Assets—100.0%	$825,510,283

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at April 30, 2012.

(b)  Non-income producing security.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See Notes to Financial Statements.

55

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio (PBW)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Manufacturers—2.1%
111,969	Tesla Motors, Inc.(a)(b)	$3,709,533
	Auto Parts & Equipment—4.2%
269,823	Amerigon, Inc.(b)	3,858,469
155,669	Fuel Systems Solutions, Inc.(b)	3,650,438
		7,508,907
	Chemicals—9.5%
47,249	Air Products & Chemicals, Inc.	4,039,317
423,032	Daqo New Energy Corp. ADR (Cayman Islands)(a)(b)	803,761
143,876	OM Group, Inc.(b)	3,470,289
67,941	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,960,281
421,953	Zoltek Cos., Inc.(b)	4,654,141
		16,927,789
	Commercial Services—2.4%
192,453	Quanta Services, Inc.(b)	4,257,060
	Computers—1.7%
217,849	Echelon Corp.(b)	949,822
216,592	Maxwell Technologies, Inc.(b)	2,059,790
		3,009,612
	Electric—15.2%
294,472	Ameresco, Inc., Class A(b)	3,589,614
236,950	Calpine Corp.(b)	4,442,812
128,564	CPFL Energia SA ADR (Brazil)	3,625,505
536,660	EnerNOC, Inc.(b)	3,225,327
97,376	IDACORP, Inc.	3,967,098
52,915	ITC Holdings Corp.	4,098,796
206,048	Ormat Technologies, Inc.	4,073,569
		27,022,721
	Electrical Components & Equipment—18.8%
2,856,949	A123 Systems, Inc.(a)(b)	2,914,088
1,028,984	American Superconductor Corp.(a)(b)	4,249,704
305,790	Canadian Solar, Inc. (China)(a)(b)	1,054,975
1,769,427	China Ming Yang Wind Power Group Ltd. ADR (Cayman Islands)(a)(b)	4,105,071
874,427	Power-One, Inc.(b)	3,742,547
148,348	PowerSecure International, Inc.(b)	769,926
647,311	SunPower Corp., Class A(a)(b)	3,631,415
1,409,229	Suntech Power Holdings Co. Ltd. ADR (China)(a)(b)	3,551,257
116,078	Universal Display Corp.(b)	5,220,028
1,143,539	Yingli Green Energy Holding Co. Ltd. ADR (China)(a)(b)	4,162,482
		33,401,493

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—3.1%
91,636	Itron, Inc.(b)	$3,738,749
247,732	SemiLEDs Corp.(b)	904,222
644,101	UQM Technologies, Inc.(a)(b)	824,449
		5,467,420
	Energy-Alternate Sources—15.6%
769,634	Amyris, Inc.(a)(b)	2,408,954
674,563	Ballard Power Systems, Inc. (Canada)(b)	964,625
2,776,584	FuelCell Energy, Inc.(b)	3,442,964
445,785	Gevo, Inc.(a)(b)	4,319,657
2,499,829	JA Solar Holdings Co. Ltd. ADR (China)(a)(b)	3,249,778
347,630	KiOR, Inc., Class A(a)(b)	3,406,774
1,612,088	Renesola Ltd. ADR (British Virgin Islands)(a)(b)	2,659,945
286,385	Solazyme, Inc.(a)(b)	3,150,235
577,919	Trina Solar Ltd. ADR (Cayman Islands)(a)(b)	4,195,692
		27,798,624
	Engineering & Construction—0.5%
330,010	Lime Energy Co.(b)	947,129
	Food—2.2%
286,958	Cosan Ltd., Class A (Brazil)	3,971,499
	Metal Fabricate/Hardware—2.3%
163,550	Kaydon Corp.	4,011,882
	Mining—4.0%
132,093	Molycorp, Inc.(a)(b)	3,574,436
665,858	Rare Element Resources Ltd. (Canada)(a)(b)	3,509,072
		7,083,508
	Miscellaneous Manufacturing—2.7%
108,541	Polypore International, Inc.(b)	4,054,006
221,364	STR Holdings, Inc.(b)	845,611
		4,899,617
	Semiconductors—15.7%
226,492	Aixtron SE ADR (Germany)(a)	4,147,069
120,132	Amtech Systems, Inc.(b)	838,521
134,870	Cree, Inc.(b)	4,167,483
164,676	First Solar, Inc.(a)(b)	3,030,038
511,114	GT Advanced Technologies, Inc.(b)	3,327,352
728,726	Hanwha SolarOne Co. Ltd. ADR (Cayman Islands)(a)(b)	816,173
182,326	International Rectifier Corp.(b)	3,980,177

See Notes to Financial Statements.

56

Schedule of Investments (Continued)

PowerShares WilderHill Clean Energy Portfolio (PBW)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,056,770	MEMC Electronic Materials, Inc.(b)	$3,793,804
402,669	Rubicon Technology, Inc.(a)(b)	3,805,222
		27,905,839
	Total Common Stocks and Other Equity Interests (Cost $317,863,623)	177,922,633
	Money Market Fund—0.0%
38,641	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $38,641)	38,641
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $317,902,264)—100.0%	177,961,274
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—29.3%
52,150,802	Invesco Liquid Assets Portfolio - Institutional Class (Cost $52,150,802)(c)(d)	52,150,802
	Total Investments (Cost $370,053,066)—129.3%	230,112,076
	Liabilities in excess of other assets—(29.3)%	(52,096,336)
	Net Assets—100.0%	$178,015,740

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at April 30, 2012.

(b)  Non-income producing security.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

57

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio (PUW)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Agriculture—2.2%
21,128	Andersons, Inc. (The)	$1,064,851
	Auto Manufacturers—2.3%
37,101	Tata Motors Ltd. ADR (India)	1,103,755
	Auto Parts & Equipment—5.7%
78,333	Exide Technologies(a)	225,599
31,601	Johnson Controls, Inc.	1,010,284
26,140	Tenneco, Inc.(a)	805,896
21,896	Westport Innovations, Inc. (Canada)(a)	685,345
		2,727,124
	Building Materials—2.6%
18,778	Apogee Enterprises, Inc.	288,430
28,250	Owens Corning(a)	970,388
		1,258,818
	Chemicals—6.6%
31,547	Methanex Corp. (Canada)	1,109,192
19,705	Rockwood Holdings, Inc.(a)	1,090,475
19,906	Sasol Ltd. ADR (South Africa)	944,142
		3,143,809
	Electric—5.9%
101,438	Centrais Eletricas Brasileiras SA ADR (Brazil)(a)	864,252
40,629	Companhia Energetica de Minas Gerais ADR (Brazil)	1,002,317
47,513	Enersis SA ADR (Chile)	963,089
		2,829,658
	Electrical Components & Equipment—12.6%
16,526	Acuity Brands, Inc.	918,350
20,648	Emerson Electric Co.	1,084,846
13,178	Energizer Holdings, Inc.(a)	939,987
27,540	EnerSys(a)	962,523
36,939	General Cable Corp.(a)	1,087,484
86,459	GrafTech International Ltd.(a)	1,015,028
		6,008,218
	Electronics—8.4%
69,476	Elster Group SE ADR (Germany)(a)	1,036,582
28,085	ESCO Technologies, Inc.	966,124
51,350	Koninklijke Philips Electronics NV (Netherlands)	1,026,487
24,377	Woodward, Inc.	1,013,839
		4,043,032
	Energy-Alternate Sources—1.7%
41,840	Clean Energy Fuels Corp.(a)	805,002

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Engineering & Construction—6.0%
21,480	Chicago Bridge & Iron Co. NV (Netherlands)	$954,142
44,082	Foster Wheeler AG (Switzerland)(a)	1,013,886
78,862	McDermott International, Inc.(a)	891,140
		2,859,168
	Environmental Control—6.5%
10,046	ADA-ES, Inc.(a)	269,986
58,429	Covanta Holding Corp.	937,785
187,585	EnergySolutions, Inc.(a)	789,733
477,802	Rentech, Inc.(a)	1,103,723
		3,101,227
	Hand/Machine Tools—2.3%
15,980	Regal-Beloit Corp.	1,080,887
	Machinery-Diversified—5.9%
49,273	Altra Holdings, Inc.(a)	900,710
12,894	Chart Industries, Inc.(a)	985,488
36,853	Global Power Equipment Group, Inc.(a)	921,694
		2,807,892
	Mining—5.7%
80,636	Avalon Rare Metals, Inc. (Canada)(a)	202,396
45,004	Cameco Corp. (Canada)	994,588
644,126	Denison Mines Corp. (Canada)(a)	1,178,751
94,178	Quest Rare Minerals Ltd. (Canada)(a)	187,414
218,359	USEC, Inc.(a)	183,771
		2,746,920
	Miscellaneous Manufacturing—13.3%
23,612	A.O. Smith Corp.	1,123,931
16,261	Cooper Industries PLC (Ireland)	1,017,451
20,511	Eaton Corp.	988,220
42,010	Hexcel Corp.(a)	1,150,234
26,997	LSB Industries, Inc.(a)	915,738
16,180	PMFG, Inc.(a)	218,592
10,066	Siemens AG ADR (Germany)	934,829
		6,348,995
	Oil & Gas—6.1%
41,903	Chesapeake Energy Corp.	772,691
17,376	Range Resources Corp.	1,158,284
32,113	Southwestern Energy Co.(a)	1,014,129
		2,945,104
	Semiconductors—2.2%
34,462	Veeco Instruments, Inc.(a)	1,040,408
	Telecommunications—2.1%
69,450	Corning, Inc.	996,608

See Notes to Financial Statements.

58

Schedule of Investments (Continued)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Transportation—1.9%
24,911	Golar LNG Ltd. (Bermuda)	$921,209
	Total Common Stocks and Other Equity Interests (Cost $45,042,738)	47,832,685
	Money Market Fund—0.3%
156,933	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $156,933)	156,933
	Total Investments (Cost $45,199,671)—100.3%	47,989,618
	Liabilities in excess of other assets—(0.3)%	(130,647)
	Net Assets—100.0%	$47,858,971

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

59

Statements of Assets and Liabilities

April 30, 2012

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares CleantechTM Portfolio (PZD)	PowerShares DWA Technical LeadersTM Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)	PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares Lux Nanotech Portfolio (PXN)
ASSETS:
Unaffiliated investments, at value(a)	$55,081,139	$100,275,588	$571,408,466	$296,627,063	$245,815,169	$22,370,574
Investment of swaps collateral in affiliated money market fund, at value	—	—	—	2,110,000	—	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2J)	—	9,864,833	—	—	57,621,503	4,094,775
Total investments, at value	55,081,139	110,140,421	571,408,466	298,737,063	303,436,672	26,465,349
Cash	—	—	—	10,143	251,767	—
Foreign currencies, at value	—	30,298	—	270,901	—	—
Receivables:
Dividends	44,346	128,009	204,112	229,597	4,048	4,375
Expense waivers	7,638	—	6,390	149,060	32,901	3,211
Investments sold	—	110,921	—	4,420,520	—	—
Foreign tax reclaims	—	82,596	—	313,613	—	—
Affiliated securities lending dividends	—	28,537	—	—	156,626	28,674
Unrealized appreciation on swap agreements	—	—	—	401,548	—	—
Shares sold	—	—	8,426,149	462,791	—	—
Other assets	—	—	—	—	—	—
Total Assets	55,133,123	110,520,782	580,045,117	304,995,236	303,882,014	26,501,609
LIABILITIES:
Due to custodian	1,210	3,036	3,576	—	—	1,038
Due to broker	—	—	—	2,131,530	—	—
Payables:
Collateral upon return of securities loaned	—	9,864,833	—	—	57,621,503	4,094,775
Investments purchased	—	140,280	8,415,102	5,760,202	—	—
Expenses recaptured	—	347	—	—	—	—
Shares repurchased	—	—	—	—	—	—
Open written options, at value	—	—	—	—	—	—
Accrued advisory fees	22,408	41,767	221,996	118,499	101,089	9,059
Accrued expenses	142,969	165,040	326,855	241,212	321,456	113,944
Total Liabilities	166,587	10,215,303	8,967,529	8,251,443	58,044,048	4,218,816
NET ASSETS	$54,966,536	$100,305,479	$571,077,588	$296,743,793	$245,837,966	$22,282,793
NET ASSETS CONSIST OF:
Shares of beneficial interest	$91,357,400	$178,450,714	$695,110,530	$401,945,203	$512,872,321	$102,751,758
Undistributed net investment income (loss)	73,050	227,081	642,574	(6,250,767)	467,272	136,663
Undistributed net realized gain (loss)	(28,031,051)	(75,371,098)	(219,801,836)	(97,127,127)	(223,344,831)	(78,863,711)
Net unrealized appreciation (depreciation)	(8,432,863)	(3,001,218)	95,126,320	(1,823,516)	(44,156,796)	(1,741,917)
Net Assets	$54,966,536	$100,305,479	$571,077,588	$296,743,793	$245,837,966	$22,282,793
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,750,000	4,350,000	20,500,000	32,200,000	11,400,000	3,500,000
Net asset value	$19.99	$23.06	$27.86	$9.22	$21.56	$6.37
Share price	$19.98	$22.98	$27.86	$9.25	$21.49	$6.37
Unaffiliated investments, at cost	$63,514,002	$103,278,096	$476,282,146	$298,848,767	$289,971,965	$24,112,491
Investment of swaps collateral in affiliated money market fund, at cost	$—	$—	$—	$2,110,000	$—	$—
Investments of securities lending collateral in affiliated money market fund, at cost	$—	$9,864,833	$—	$—	$57,621,503	$4,094,775
Total investments, at cost	$63,514,002	$113,142,929	$476,282,146	$300,958,767	$347,593,468	$28,207,266
Foreign currencies, at cost	$—	$30,133	$—	$270,617	$—	$—
Premium received on written options contract	$—	$—	$—	$—	$—	$—
(a) Includes securities on loan with an aggregate value of	$—	$9,446,243	$—	$—	$54,441,393	$2,632,740

See Notes to Financial Statements.

60

	PowerShares Morningstar StockInvestor Core Portfolio (PYH)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® High Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)
ASSETS:
Unaffiliated investments, at value(a)	$15,454,875	$156,768,853	$146,524,341	$825,583,421	$177,961,274	$47,989,618
Investment of swaps collateral in affiliated money market fund, at value	—	137,614	—	—	—	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2J)	753,942	—	—	27,878,405	52,150,802	—
Total investments, at value	16,208,817	156,906,467	146,524,341	853,461,826	230,112,076	47,989,618
Cash	—	—	—	—	—	—
Foreign currencies, at value	—	—	—	—	—	—
Receivables:
Dividends	14,021	144,582	155,990	1,372,210	144,359	45,856
Expense waivers	787	—	15,806	—	51,270	2,440
Investments sold	—	22,904	—	51,586,178	1,021,381	—
Foreign tax reclaims	—	—	—	34,149	24,643	8,786
Affiliated securities lending dividends	804	—	—	6,998	429,451	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Shares sold	—	—	—	—	—	—
Other assets	5,789	—	—	—	—	—
Total Assets	16,230,218	157,073,953	146,696,137	906,461,361	231,783,180	48,046,700
LIABILITIES:
Due to custodian	1,037	42,074	26,376	358,433	16,444	1,173
Due to broker	—	—	—	—	—	—
Payables:
Collateral upon return of securities loaned	753,942	—	—	27,878,405	52,150,802	—
Investments purchased	—	55,908	—	—	—	49,730
Expenses recaptured	—	—	—	—	—	—
Shares repurchased	—	—	—	51,653,089	1,021,635	—
Open written options, at value	—	2,359,705	—	—	—	—
Accrued advisory fees	6,357	88,346	59,587	357,930	75,531	19,388
Accrued expenses	103,187	—	189,529	703,221	503,028	117,438
Total Liabilities	864,523	2,546,033	275,492	80,951,078	53,767,440	187,729
NET ASSETS	$15,365,695	$154,527,920	$146,420,645	$825,510,283	$178,015,740	$47,858,971
NET ASSETS CONSIST OF:
Shares of beneficial interest	$43,368,271	$149,695,887	$269,118,303	$1,345,323,847	$1,635,030,316	$76,687,306
Undistributed net investment income (loss)	28,009	273,524	298,686	1,101,987	2,635,653	(6,596)
Undistributed net realized gain (loss)	(30,349,314)	(22,368,383)	(140,342,203)	(538,224,162)	(1,319,709,239)	(31,611,686)
Net unrealized appreciation (depreciation)	2,318,729	26,926,892	17,345,859	17,308,611	(139,940,990)	2,789,947
Net Assets	$15,365,695	$154,527,920	$146,420,645	$825,510,283	$178,015,740	$47,858,971
Shares outstanding (unlimited amount authorized, $0.01 par value)	700,000	7,500,000	9,550,000	43,950,000	35,050,000	1,850,000
Net asset value	$21.95	$20.60	$15.33	$18.78	$5.08	$25.87
Share price	$21.94	$20.65	$15.33	$18.77	$5.08	$25.86
Unaffiliated investments, at cost	$13,136,146	$129,644,148	$129,178,482	$808,274,810	$317,902,264	$45,199,671
Investment of swaps collateral in affiliated money market fund, at cost	$—	$113,575	$—	$—	$—	$—
Investments of securities lending collateral in affiliated money market fund, at cost	$753,942	$—	$—	$27,878,405	$52,150,802	$—
Total investments, at cost	$13,890,088	$129,757,723	$129,178,482	$836,153,215	$370,053,066	$45,199,671
Foreign currencies, at cost	$—	$—	$—	$—	$—	$—
Premium received on written options contract	$—	$2,137,853	$—	$—	$—	$—
(a) Includes securities on loan with an aggregate value of	$729,262	$—	$—	$27,007,029	$45,785,593	$—

61

Statements of Operations

Year Ended April 30, 2012

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares CleantechTM Portfolio (PZD)	PowerShares DWA Technical LeadersTM Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)	PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares Lux Nanotech Portfolio (PXN)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,386,007	$1,332,906	$4,433,592	$12,346,744	$5,049,659	$206,357
Affiliated dividend income (Note 6)	—	—	—	—	—	—
Affiliated securities lending income	—	724,254	—	—	3,499,467	215,857
Foreign withholding tax	(4,064)	(123,057)	(1,083)	(666,338)	(300,430)	(1,388)
Total Income	1,381,943	1,934,103	4,432,509	11,680,406	8,248,696	420,826
EXPENSES:
Advisory fees	394,671	586,815	2,341,992	1,675,110	1,489,990	131,684
Accounting & administration fees	67,460	67,460	109,151	85,463	77,756	67,460
Sub-licensing	47,361	88,022	468,395	335,022	258,718	26,337
Professional fees	35,610	37,161	39,109	182,956	55,416	31,503
Custodian & transfer agent fees	14,220	42,783	32,922	100,945	111,271	8,491
Trustees fees	7,345	8,709	17,444	15,312	13,744	5,820
Recapture (Note 4)	27,088	1,788	20,795	45,153	58,979	886
Other expenses	7,651	34,651	29,288	99,046	50,878	13,303
Total Expenses	601,406	867,389	3,059,096	2,539,007	2,116,752	285,484
Less: Waivers	(80,440)	(75,189)	(6,390)	(175,729)	(70,047)	(101,134)
Net Expenses	520,966	792,200	3,052,706	2,363,278	2,046,705	184,350
Net Investment Income	860,977	1,141,903	1,379,803	9,317,128	6,201,991	236,476
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(4,537,108)	(11,101,309)	(48,786,148)	(35,277,640)	(42,274,444)	(12,937,121)
Swap agreements	—	—	—	(180,860)	—	—
Written options	—	—	—	—	—	—
In-kind redemptions	(9,309,684)	7,721,982	37,448,794	12,437,983	26,742,791	2,506,065
Foreign currencies	—	(19,426)	—	(317,458)	—	—
Net realized gain (loss)	(13,846,792)	(3,398,753)	(11,337,354)	(23,337,975)	(15,531,653)	(10,431,056)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,118,071	(34,029,870)	24,442,056	(98,204,542)	(92,384,443)	(2,197,714)
Swap agreements	—	—	—	401,548	—	—
Written options	—	—	—	—	—	—
Foreign currencies	—	(6,590)	—	(26,854)	—	—
Net change in unrealized appreciation (depreciation)	1,118,071	(34,036,460)	24,442,056	(97,829,848)	(92,384,443)	(2,197,714)
Net realized and unrealized gain (loss)	(12,728,721)	(37,435,213)	13,104,702	(121,167,823)	(107,916,096)	(12,628,770)
Net increase (decrease) in net assets resulting from operations	$(11,867,744)	$(36,293,310)	$14,484,505	$(111,850,695)	$(101,714,105)	$(12,392,294)

See Notes to Financial Statements.

62

	PowerShares Morningstar StockInvestor Core Portfolio (PYH)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® High Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)
INVESTMENT INCOME:
Unaffiliated dividend income	$308,795	$2,342,880	$2,959,395	$13,596,263	$3,373,874	$699,712
Affiliated dividend income (Note 6)	—	2,065	—	—	—	—
Affiliated securities lending income	2,778	—	—	98,128	7,436,972	—
Foreign withholding tax	(4,734)	—	—	(488,173)	(72,194)	(33,099)
Total Income	306,839	2,344,945	2,959,395	13,206,218	10,738,652	666,613
EXPENSES:
Advisory fees	81,563	810,636	636,966	4,746,253	1,459,828	262,662
Accounting & administration fees	67,460	—	67,460	231,979	83,142	67,460
Sub-licensing	16,313	—	85,762	711,938	291,965	52,533
Professional fees	32,680	—	35,281	96,534	62,339	31,979
Custodian & transfer agent fees	9,607	—	14,991	71,900	185,097	10,548
Trustees fees	5,597	—	8,509	33,135	14,641	6,739
Recapture (Note 4)	—	—	33,910	11,676	84,347	779
Other expenses	8,352	—	14,064	18,097	40,181	19,520
Total Expenses	221,572	810,636	896,943	5,921,512	2,221,540	452,220
Less: Waivers	(140,010)	—	(259,976)	—	(177,783)	(79,732)
Net Expenses	81,562	810,636	636,967	5,921,512	2,043,757	372,488
Net Investment Income	225,277	1,534,309	2,322,428	7,284,706	8,694,895	294,125
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(24,774)	(1,028,482)	(1,053,051)	(106,884,997)	(187,020,944)	(6,521,829)
Swap agreements	—	—	—	—	—	—
Written options	—	492,094	—	—	—	—
In-kind redemptions	1,347,029	8,079,297	11,709,220	113,412,066	11,188,393	6,661,924
Foreign currencies	—	—	—	—	—	—
Net realized gain (loss)	1,322,255	7,542,909	10,656,169	6,527,069	(175,832,551)	140,095
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,345,326)	(5,096,755)	(2,196,049)	(126,361,208)	(72,572,249)	(12,543,208)
Swap agreements	—	—	—	—	—	—
Written options	—	2,112,389	—	—	—	—
Foreign currencies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(1,345,326)	(2,984,366)	(2,196,049)	(126,361,208)	(72,572,249)	(12,543,208)
Net realized and unrealized gain (loss)	(23,071)	4,558,543	8,460,120	(119,834,139)	(248,404,800)	(12,403,113)
Net increase (decrease) in net assets resulting from operations	$202,206	$6,092,852	$10,782,548	$(112,549,433)	$(239,709,905)	$(12,108,988)

63

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio (PPA)		PowerShares CleantechTM Portfolio (PZD)		PowerShares DWA Technical LeadersTM Portfolio (PDP)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$860,977	$1,099,844	$1,141,903	$321,843	$1,379,803	$482,064
Net realized gain (loss)	(13,846,792)	(6,517,816)	(3,398,753)	(3,988,325)	(11,337,354)	34,012,567
Net change in unrealized appreciation (depreciation)	1,118,071	12,580,366	(34,036,460)	31,413,708	24,442,056	37,481,504
Net increase (decrease) in net assets resulting from operations	(11,867,744)	7,162,394	(36,293,310)	27,747,226	14,484,505	71,976,135
Undistributed net investment income (loss) included in the price of units issued and redeemed	133,587	(9,800)	(8,054)	70,849	186,322	543,029
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(939,444)	(1,074,351)	(997,420)	(38,868)	(727,024)	(639,994)
Return of capital	—	—	—	—	—	—
	(939,444)	(1,074,351)	(997,420)	(38,868)	(727,024)	(639,994)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	524,855,293	52,743,977	5,578,288	10,600,376	345,983,439	476,751,057
Value of shares repurchased	(565,052,820)	(88,198,319)	(30,512,520)	(35,799,445)	(239,567,471)	(256,554,369)
Net income (loss) equalization	(133,587)	9,800	8,054	(70,849)	(186,322)	(543,029)
Net increase (decrease) in net assets resulting from shares transactions	(40,331,114)	(35,444,542)	(24,926,178)	(25,269,918)	106,229,646	219,653,659
Increase (Decrease) in Net Assets	(53,004,715)	(29,366,299)	(62,224,962)	2,509,289	120,173,449	291,532,829
NET ASSETS:
Beginning of year	107,971,251	137,337,550	162,530,441	160,021,152	450,904,139	159,371,310
End of year	$54,966,536	$107,971,251	$100,305,479	$162,530,441	$571,077,588	$450,904,139
Undistributed net investment income (loss) at end of year	$73,050	$151,517	$227,081	$102,024	$642,574	$(10,205)
CHANGES IN SHARES OUTSTANDING:
Shares sold	28,300,000	2,650,000	200,000	400,000	13,600,000	20,800,000
Shares repurchased	(30,800,000)	(4,600,000)	(1,250,000)	(1,400,000)	(10,100,000)	(11,300,000)
Shares outstanding, beginning of year	5,250,000	7,200,000	5,400,000	6,400,000	17,000,000	7,500,000
Shares outstanding, end of year	2,750,000	5,250,000	4,350,000	5,400,000	20,500,000	17,000,000

See Notes to Financial Statements.

64

	PowerShares Global Listed Private Equity Portfolio (PSP)		PowerShares Golden Dragon China Portfolio (PGJ)		PowerShares Lux Nanotech Portfolio (PXN)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$9,317,128	$7,285,717	$6,201,991	$3,542,231	$236,476	$(19,894)
Net realized gain (loss)	(23,337,975)	7,933,272	(15,531,653)	14,935,438	(10,431,056)	(7,997,415)
Net change in unrealized appreciation (depreciation)	(97,829,848)	71,852,978	(92,384,443)	44,598,566	(2,197,714)	3,460,627
Net increase (decrease) in net assets resulting from operations	(111,850,695)	87,071,967	(101,714,105)	63,076,235	(12,392,294)	(4,556,682)
Undistributed net investment income (loss) included in the price of units issued and redeemed	5,091,619	755,924	(436,993)	(55,327)	(8,938)	(9,346)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,559,182)	(14,909,521)	(6,163,053)	(3,021,508)	(94,200)	—
Return of capital	(2,711,317)	—	—	—	—	—
	(26,270,499)	(14,909,521)	(6,163,053)	(3,021,508)	(94,200)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	67,015,149	217,018,377	13,469,422	47,660,723	3,678,713	2,350,154
Value of shares repurchased	(125,772,089)	(7,438,354)	(106,046,088)	(116,946,947)	(7,299,902)	(14,693,067)
Net income (loss) equalization	(5,091,619)	(755,924)	436,993	55,327	8,938	9,346
Net increase (decrease) in net assets resulting from shares transactions	(63,848,559)	208,824,099	(92,139,673)	(69,230,897)	(3,612,251)	(12,333,567)
Increase (Decrease) in Net Assets	(196,878,134)	281,742,469	(200,453,824)	(9,231,497)	(16,107,683)	(16,899,595)
NET ASSETS:
Beginning of year	493,621,927	211,879,458	446,291,790	455,523,287	38,390,476	55,290,071
End of year	$296,743,793	$493,621,927	$245,837,966	$446,291,790	$22,282,793	$38,390,476
Undistributed net investment income (loss) at end of year	$(6,250,767)	$(7,350,386)	$467,272	$293,268	$136,663	$(5,613)
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,650,000	20,150,000	650,000	1,750,000	450,000	250,000
Shares repurchased	(15,000,000)	(700,000)	(4,650,000)	(4,550,000)	(950,000)	(1,600,000)
Shares outstanding, beginning of year	40,550,000	21,100,000	15,400,000	18,200,000	4,000,000	5,350,000
Shares outstanding, end of year	32,200,000	40,550,000	11,400,000	15,400,000	3,500,000	4,000,000

65

Statements of Changes in Net Assets (Continued)

	PowerShares Morningstar StockInvestor Core Portfolio (PYH)		PowerShares S&P 500 BuyWrite Portfolio (PBP)		PowerShares S&P 500® High Quality Portfolio (SPHQ)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$225,277	$197,681	$1,534,309	$2,033,747	$2,322,428	$1,327,857
Net realized gain (loss)	1,322,255	(190,672)	7,542,909	11,948,255	10,656,169	7,551,440
Net change in unrealized appreciation (depreciation)	(1,345,326)	1,581,696	(2,984,366)	(3,195,930)	(2,196,049)	10,923,267
Net increase (decrease) in net assets resulting from operations	202,206	1,588,705	6,092,852	10,786,072	10,782,548	19,802,564
Undistributed net investment income (loss) included in the price of units issued and redeemed	(8,663)	(482)	(5,231,782)	(71,222)	67,229	141,061
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(267,336)	(132,812)	(9,784,068)	(1,906,422)	(2,688,575)	(663,992)
Net realized gains	—	—	(499,499)	(9,159,750)	—	—
Total distributions to shareholders	(267,336)	(132,812)	(10,283,567)	(11,066,172)	(2,688,575)	(663,992)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,178,199	17,682,163	67,588,389	8,285,348	78,565,916	103,697,810
Value of shares repurchased	(7,563,848)	(18,611,672)	(29,381,078)	(55,333,752)	(52,933,980)	(77,887,161)
Net income (loss) equalization	8,663	482	5,231,782	71,222	(67,229)	(141,061)
Net increase (decrease) in net assets resulting from shares transactions	(4,376,986)	(929,027)	43,439,093	(46,977,182)	25,564,707	25,669,588
Increase (Decrease) in Net Assets	(4,450,779)	526,384	34,016,596	(47,328,504)	33,725,909	44,949,221
NET ASSETS:
Beginning of year	19,816,474	19,290,090	120,511,324	167,839,828	112,694,736	67,745,515
End of year	$15,365,695	$19,816,474	$154,527,920	$120,511,324	$146,420,645	$112,694,736
Undistributed net investment income (loss) at end of year	$28,009	$80,443	$273,524	$270,459	$298,686	$664,833
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	950,000	3,350,000	400,000	5,600,000	8,650,000
Shares repurchased	(350,000)	(1,000,000)	(1,450,000)	(2,600,000)	(3,750,000)	(6,500,000)
Shares outstanding, beginning of year	900,000	950,000	5,600,000	7,800,000	7,700,000	5,550,000
Shares outstanding, end of year	700,000	900,000	7,500,000	5,600,000	9,550,000	7,700,000

See Notes to Financial Statements.

66

	PowerShares Water Resources Portfolio (PHO)		PowerShares WilderHill Clean Energy Portfolio (PBW)		PowerShares WilderHill Progressive Energy Portfolio (PUW)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$7,284,706	$7,211,333	$8,694,895	$(1,482,664)	$294,125	$220,688
Net realized gain (loss)	6,527,069	21,884,199	(175,832,551)	(68,689,809)	140,095	4,447,617
Net change in unrealized appreciation (depreciation)	(126,361,208)	94,753,726	(72,572,249)	74,473,012	(12,543,208)	8,016,614
Net increase (decrease) in net assets resulting from operations	(112,549,433)	123,849,258	(239,709,905)	4,300,539	(12,108,988)	12,684,919
Undistributed net investment income (loss) included in the price of units issued and redeemed	(148,866)	(473,043)	(47,608)	327,754	22,453	(7,103)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,241,759)	(6,570,710)	(6,029,472)	—	(512,778)	(319,968)
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(7,241,759)	(6,570,710)	(6,029,472)	—	(512,778)	(319,968)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	301,435,959	114,470,396	41,977,234	146,699,587	7,792,210	18,569,744
Value of shares repurchased	(616,782,513)	(306,134,214)	(159,694,207)	(267,013,644)	(22,486,730)	(16,210,652)
Net income (loss) equalization	148,866	473,043	47,608	(327,754)	(22,453)	7,103
Net increase (decrease) in net assets resulting from shares transactions	(315,197,688)	(191,190,775)	(117,669,365)	(120,641,811)	(14,716,973)	2,366,195
Increase (Decrease) in Net Assets	(435,137,746)	(74,385,270)	(363,456,350)	(116,013,518)	(27,316,286)	14,724,043
NET ASSETS:
Beginning of year	1,260,648,029	1,335,033,299	541,472,090	657,485,608	75,175,257	60,451,214
End of year	$825,510,283	$1,260,648,029	$178,015,740	$541,472,090	$47,858,971	$75,175,257
Undistributed net investment income (loss) at end of year	$1,101,987	$1,059,040	$2,635,653	$(29,770)	$(6,596)	$19,901
CHANGES IN SHARES OUTSTANDING:
Shares sold	16,550,000	6,200,000	7,250,000	15,200,000	300,000	650,000
Shares repurchased	(34,850,000)	(17,900,000)	(24,500,000)	(27,900,000)	(900,000)	(600,000)
Shares outstanding, beginning of year	62,250,000	73,950,000	52,300,000	65,000,000	2,450,000	2,400,000
Shares outstanding, end of year	43,950,000	62,250,000	35,050,000	52,300,000	1,850,000	2,450,000

67

Financial Highlights

PowerShares Aerospace & Defense Portfolio (PPA)

	Year Ended April 30,
	2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$20.57	$19.07		$13.38	$20.93	$20.19
Net investment income(a)	0.21	0.18		0.17	0.16	0.06
Net realized and unrealized gain (loss) on investments	(0.60)	1.49		5.73	(7.56)	0.72
Total from investment operations	(0.39)	1.67		5.90	(7.40)	0.78
Distributions to shareholders from:
Net investment income	(0.19)	(0.17)		(0.21)	(0.15)	(0.04)
Net asset value at end of year	$19.99	$20.57		$19.07	$13.38	$20.93
Share price at end of year(b)	$19.98	$20.57		$19.07	$13.37
NET ASSET VALUE, TOTAL RETURN(c)	(1.82)%	8.91%		44.36%	(35.46)%	3.86%
SHARE PRICE TOTAL RETURN(c)	(1.87)%	8.91%		44.47%	(35.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$54,967	$107,971		$137,338	$116,429	$257,495
Ratio to average net assets of:
Expenses, after Waivers	0.66%	0.66%		0.66%	0.66%	0.66%
Expenses, prior to Waivers	0.76%	0.73%		0.69%	0.67%	0.64%
Net investment income, after Waivers	1.09%	0.99%		1.08%	1.01%	0.27%
Portfolio turnover rate(d)	25%	12%		17%	9%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.03	$(0.00	)(f)	$(0.01)	$(0.01)	$0.00 (f)

PowerShares CleantechTM Portfolio (PZD)

	Year Ended April 30,
	2012		2011	2010	2009		2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$30.10		$25.00	$19.25	$33.63		$27.08
Net investment income (loss)(a)	0.24		0.06	0.03	(0.00	)(f)	(0.10)
Net realized and unrealized gain (loss) on investments	(7.07)		5.05	5.77	(14.38)		6.65
Total from investment operations	(6.83)		5.11	5.80	(14.38)		6.55
Distributions to shareholders from:
Net investment income	(0.21)		(0.01)	(0.04)	—		—
Return of capital	—		—	(0.01)	—		—
Total distributions	(0.21)		(0.01)	(0.05)	—		—
Net asset value at end of year	$23.06		$30.10	$25.00	$19.25		$33.63
Share price at end of year(b)	$22.98		$30.08	$24.80	$19.35
NET ASSET VALUE, TOTAL RETURN(c)	(22.65)%		20.43%	30.16%	(42.76)%		24.19%
SHARE PRICE TOTAL RETURN(c)	(22.87)%		21.32%	28.45%	(42.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$100,305		$162,530	$160,021	$111,674		$114,336
Ratio to average net assets of:
Expenses, after Waivers	0.67%		0.67%	0.67%	0.67%		0.69%
Expenses, prior to Waivers	0.74%		0.74%	0.71%	0.73%		0.77%
Net investment income (loss), after Waivers	0.97%		0.22%	0.11%	(0.01)%		(0.31)%
Portfolio turnover rate(d)	27%		24%	31%	72%		23%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.00	)(f)	$0.01	$(0.01)	$(0.05)		$(0.09)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

68

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio (PDP)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$26.52	$21.25	$14.14	$25.97	$25.58
Net investment income (loss)(a)	0.07	0.04	0.06	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	1.31	5.29	7.15	(11.86)	0.43
Total from investment operations	1.38	5.33	7.21	(11.79)	0.41
Distributions to shareholders from:
Net investment income	(0.04)	(0.06)	(0.10)	(0.04)	(0.01)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.04)	(0.06)	(0.10)	(0.04)	(0.02)
Net asset value at end of year	$27.86	$26.52	$21.25	$14.14	$25.97
Share price at end of year(b)	$27.86	$26.54	$21.24	$14.13
NET ASSET VALUE, TOTAL RETURN(c)	5.22%	25.11%	51.28%	(45.40)%	1.62%
SHARE PRICE TOTAL RETURN(c)	5.15%	25.26%	51.31%	(45.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$571,078	$450,904	$159,371	$138,549	$363,514
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.70%	0.70%	0.69%	0.71%
Expenses, prior to Waivers	0.65%	0.71%	0.73%	0.68%	0.68%
Net investment income (loss), after Waivers	0.29%	0.19%	0.35%	0.38%	(0.07)%
Portfolio turnover rate(d)	96%	42%	52%	87%	83%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.01	$0.05	$(0.02)	$(0.03)	$0.07

PowerShares Global Listed Private Equity Portfolio (PSP)

	Year Ended April 30,
	2012	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$12.17	$10.04	$6.72		$20.27	$27.79
Net investment income(a)	0.26	0.26	0.33		0.87	1.22
Net realized and unrealized gain (loss) on investments	(2.58)	2.41	3.27		(13.55)	(7.63)
Total from investment operations	(2.32)	2.67	3.60		(12.68)	(6.41)
Distributions to shareholders from:
Net investment income	(0.56)	(0.54)	(0.28)		(0.87)	(1.11)
Return of capital	(0.07)	—	—		—	—
Total distributions	(0.63)	(0.54)	(0.28)		(0.87)	(1.11)
Net asset value at end of year	$9.22	$12.17	$10.04		$6.72	$20.27
Share price at end of year(b)	$9.25	$12.25	$10.06		$6.71
NET ASSET VALUE, TOTAL RETURN(c)	(19.51)%	27.93%	54.20%		(64.23)%	(23.50)%
SHARE PRICE TOTAL RETURN(c)	(19.80)%	28.48%	54.70%		(64.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$296,744	$493,622	$211,879		$60,476	$103,379
Ratio to average net assets of:
Expenses, after Waivers(f)	0.71%	0.70%	0.70%		0.70%	0.71%
Expenses, prior to Waivers(f)	0.76%	0.73%	0.72%		0.78%	0.72%
Net investment income, after Waivers	2.79%	2.50%	3.66	%(g)	7.75%	5.04%
Portfolio turnover rate(d)	88%	112%	121%		74%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.14	$0.03	$0.24		$0.21	$(0.03)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the investment company expenses that you bear indirectly is included in the Fund's total return.

(g)  Net investment income per share and the ratio of net investment income to average net assets include a special stock dividend in which the Fund elected a cash payment of $0.96 per share owned of American Captial Ltd. on August 7, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.27 and 2.94%, respectively.

See Notes to Financial Statements.

69

Financial Highlights (Continued)

PowerShares Golden Dragon China Portfolio (PGJ)

	Year Ended April 30,
	2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$28.98	$25.03		$17.47	$28.88	$21.43
Net investment income(a)	0.48	0.21		0.13	0.20	0.12
Net realized and unrealized gain (loss) on investments	(7.43)	3.92		7.63	(11.44)	7.54
Total from investment operations	(6.95)	4.13		7.76	(11.24)	7.66
Distributions to shareholders from:
Net investment income	(0.47)	(0.18)		(0.17)	(0.17)	(0.20)
Return of capital	—	—		(0.03)	—	(0.01)
Total distributions	(0.47)	(0.18)		(0.20)	(0.17)	(0.21)
Net asset value at end of year	$21.56	$28.98		$25.03	$17.47	$28.88
Share price at end of year(b)	$21.49	$28.87		$25.04	$17.48
NET ASSET VALUE, TOTAL RETURN(c)	(23.98)%	16.60%		44.51%	(39.06)%	35.87%
SHARE PRICE TOTAL RETURN(c)	(23.93)%	16.11%		44.49%	(38.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$245,838	$446,292		$455,523	$279,490	$528,483
Ratio to average net assets of:
Expenses, after Waivers	0.69%	0.70%		0.70%	0.69%	0.69%
Expenses, prior to Waivers	0.71%	0.72%		0.71%	0.71%	0.66%
Net investment income, after Waivers	2.08%	0.82%		0.56%	1.06%	0.42%
Portfolio turnover rate(d)	23%	15%		35%	20%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.03)	$(0.00	)(f)	$0.02	$(0.03)	$0.03

PowerShares Lux Nanotech Portfolio (PXN)

	Year Ended April 30,
	2012		2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$9.60		$10.33		$7.59		$14.07	$17.48
Net investment income (loss)(a)	0.06		(0.00	)(f)	(0.00	)(f)	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	(3.26)		(0.73)		2.76		(6.50)	(3.38)
Total from investment operations	(3.20)		(0.73)		2.76		(6.48)	(3.41)
Distributions to shareholders from:
Net investment income	(0.03)		—		(0.02)		—	—
Return of capital	—		—		0.00	(f)	—	—
Total distributions	(0.03)		—		(0.02)		—	—
Net asset value at end of year	$6.37		$9.60		$10.33		$7.59	$14.07
Share price at end of year(b)	$6.37		$9.70		$10.32		$7.60
NET ASSET VALUE, TOTAL RETURN(c)	(33.40)%		(7.07)%		36.39%		(46.06)%	(19.51)%
SHARE PRICE TOTAL RETURN(c)	(34.09)%		(6.01)%		36.08%		(45.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$22,283		$38,390		$55,290		$39,484	$84,428
Ratio to average net assets of:
Expenses, after Waivers(g)	0.70%		0.70%		0.70%		0.70%	0.70%
Expenses, prior to Waivers(g)	1.08%		0.95%		0.85%		0.89%	0.73%
Net investment income (loss), after Waivers	0.90%		(0.04)%		(0.04)%		0.17%	(0.17)%
Portfolio turnover rate(d)	55%		58%		57%		50%	42%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.00	)(f)	$(0.00	)(f)	$0.00	(f)	$0.00 (f)	$0.01

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

(g)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the investment company expenses that you bear indirectly is included in the Fund's total return.

See Notes to Financial Statements.

70

Financial Highlights (Continued)

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

	Year Ended April 30,
	2012	2011		2010		2009		2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$22.02	$20.31		$15.59		$27.90		$28.04
Net investment income(a)	0.28	0.22		0.05		0.10		0.01
Net realized and unrealized gain (loss) on investments	(0.02)	1.64		4.76		(12.35)		(0.14)
Total from investment operations	0.26	1.86		4.81		(12.25)		(0.13)
Distributions to shareholders from:
Net investment income	(0.33)	(0.15)		(0.09)		(0.06)		(0.01)
Return of capital	—	—		—		—		0.00 (g)
Total distributions	(0.33)	(0.15)		(0.09)		(0.06)		(0.01)
Net asset value at end of year	$21.95	$22.02		$20.31		$15.59		$27.90
Share price at end of year(b)	$21.94	$22.01		$20.31		$15.58
NET ASSET VALUE, TOTAL RETURN(c)	1.32%	9.25%		31.03%		(43.93)%		(0.45)%
SHARE PRICE TOTAL RETURN(c)	1.32%	9.20%		31.11%		(43.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,366	$19,816		$19,290		$26,508		$41,850
Ratio to average net assets of:
Expenses, after Waivers(d)	0.50%	0.53%		0.70%		0.70%		0.73%
Expenses, prior to Waivers(d)	1.36%	1.81%		1.09%		0.94%		0.95%
Net investment income, after Waivers	1.38%	1.11%		0.27%		0.47%		0.03%
Portfolio turnover rate(e)	3%	91%		127%		113%		77%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.01)	$(0.00	)(g)	$(0.00	)(g)	$(0.00	)(g)	$0.00 (g)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

	Year Ended April 30,					For the Period December 19, 2007(h) Through
	2012	2011	2010		2009	April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.52	$21.52	$17.54		$25.00	$24.97
Net investment income(a)	0.29	0.29	0.27		0.38	0.09
Net realized and unrealized gain (loss) on investments	1.00	1.34	4.00		(7.38)	(0.01)
Total from investment operations	1.29	1.63	4.27		(7.00)	0.08
Distributions to shareholders from:
Net investment income	(2.10)	(0.27)	(0.29)		(0.46)	(0.05)
Net realized gains	(0.11)	(1.36)	—		—	—
Total distributions	(2.21)	(1.63)	(0.29)		(0.46)	(0.05)
Net asset value at end of period	$20.60	$21.52	$21.52		$17.54	$25.00
Share price at end of period(b)	$20.65	$21.52	$21.52		$17.59
NET ASSET VALUE, TOTAL RETURN(c)	6.74%	8.11%	24.48%		(28.26)%	0.33	%(i)
SHARE PRICE TOTAL RETURN(c)	7.02%	8.09%	24.11%		(28.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$154,528	$120,511	$167,840		$84,211	$7,500
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%		0.75%	0.75	%(j)
Net investment income	1.42%	1.37%	1.35%		2.09%	1.12	%(j)
Portfolio turnover rate(e)	58%	61%	51%		83%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.97)	$(0.01)	$(0.00	)(g)	$(0.05)	$0.09

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the investment company expenses that you bear indirectly is included in the Fund's total return.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

(h)  Commencement of Investment Operations.

(i)  The total return from Fund Inception (first day of trading on the exchange) to April 30, 2008 was (0.19)%.

(j)  Annualized.

See Notes to Financial Statements.

71

Financial Highlights (Continued)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

	Year Ended April 30,
	2012	2011	2010		2009		2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$14.64	$12.21	$9.60		$16.76		$17.59
Net investment income (loss)(a)	0.26	0.20	0.00	(b)	0.04		(0.02)
Net realized and unrealized gain (loss) on investments	0.74	2.31	2.64		(7.19)		(0.81)
Total from investment operations	1.00	2.51	2.64		(7.15)		(0.83)
Distributions to shareholders from:
Net investment income	(0.31)	(0.08)	(0.03)		(0.01)		—
Net asset value at end of year	$15.33	$14.64	$12.21		$9.60		$16.76
Share price at end of year(c)	$15.33	$14.64	$12.21		$9.60
NET ASSET VALUE, TOTAL RETURN(d)	7.04%	20.61%	27.63%		(42.66)%		(4.72)%
SHARE PRICE TOTAL RETURN(d)	7.04%	20.61%	27.63%		(42.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$146,421	$112,695	$67,746		$71,048		$177,669
Ratio to average net assets of:
Expenses, after Waivers	0.50%	0.52%	0.70%		0.70%		0.70%
Expenses, prior to Waivers	0.70%	0.84%	0.80%		0.72%		0.70%
Net investment income (loss), after Waivers	1.82%	1.49%	(0.03)%		0.27%		(0.12)%
Portfolio turnover rate(e)	14%	64%	138%		143%		101%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.01	$0.02	$(0.00	)(b)	$(0.00	)(b)	$0.01

PowerShares Water Resources Portfolio (PHO)

	Year Ended April 30,
	2012		2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$20.25		$18.05	$14.04	$20.66	$19.20
Net investment income(a)	0.14		0.11	0.09	0.08	0.08
Net realized and unrealized gain (loss) on investments	(1.48)		2.19	4.03	(6.64)	1.46
Total from investment operations	(1.34)		2.30	4.12	(6.56)	1.54
Distributions to shareholders from:
Net investment income	(0.13)		(0.10)	(0.11)	(0.06)	(0.08)
Net asset value at end of year	$18.78		$20.25	$18.05	$14.04	$20.66
Share price at end of year(c)	$18.77		$20.24	$18.05	$14.02
NET ASSET VALUE, TOTAL RETURN(d)	(6.59)%		12.81%	29.48%	(31.76)%	8.02%
SHARE PRICE TOTAL RETURN(d)	(6.59)%		12.75%	29.67%	(31.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$825,510		$1,260,648	$1,335,033	$1,220,027	$2,196,652
Ratio to average net assets of:
Expenses, after Waivers	0.62%		0.66%	0.64%	0.64%	0.64%
Expenses, prior to Waivers	0.62%		0.66%	0.64%	0.64%	0.63%
Net investment income, after Waivers	0.77%		0.63%	0.57%	0.49%	0.39%
Portfolio turnover rate(e)	44%		13%	20%	33%	23%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.00	)(b)	$(0.01)	$(0.01)	$(0.01)	$0.01

(a)  Based on average shares outstanding.

(b)  Amount represents less than $0.005.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

72

Financial Highlights (Continued)

PowerShares WilderHill Clean Energy Portfolio (PBW)

	Year Ended April 30,
	2012		2011	2010	2009		2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$10.35		$10.12	$9.03	$20.94		$19.29
Net investment income (loss)(a)	0.20		(0.03)	(0.02)	(0.02)		(0.07)
Net realized and unrealized gain (loss) on investments	(5.33)		0.26	1.11	(11.89)		1.72
Total from investment operations	(5.13)		0.23	1.09	(11.91)		1.65
Distributions to shareholders from:
Net investment income	(0.14)		—	—	—		—
Net asset value at end of year	$5.08		$10.35	$10.12	$9.03		$20.94
Share price at end of year(b)	$5.08		$10.33	$10.11	$8.99
NET ASSET VALUE, TOTAL RETURN(c)	(49.78)%		2.27%	12.07%	(56.88)%		8.55%
SHARE PRICE TOTAL RETURN(c)	(49.68)%		2.18%	12.46%	(57.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$178,016		$541,472	$657,486	$658,400		$1,473,893
Ratio to average net assets of:
Expenses, after Waivers	0.70%		0.70%	0.70%	0.69%		0.67%
Expenses, prior to Waivers	0.76%		0.75%	0.70%	0.69%		0.67%
Net investment income (loss), after Waivers	2.98%		(0.27)%	(0.18)%	(0.12)%		(0.32)%
Portfolio turnover rate(d)	46%		32%	42%	41%		20%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.00	)(f)	$0.01	$0.00 (f)	$(0.00	)(f)	$(0.02)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

	Year Ended April 30,
	2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$30.68	$25.19		$17.38	$28.23	$28.63
Net investment income(a)	0.14	0.10		0.14	0.13	0.09
Net realized and unrealized gain (loss) on investments	(4.71)	5.53		7.81	(10.91)	(0.36)
Total from investment operations	(4.57)	5.63		7.95	(10.78)	(0.27)
Distributions to shareholders from:
Net investment income	(0.24)	(0.14)		(0.14)	(0.07)	(0.12)
Return of capital	—	—		—	—	(0.01)
Total distributions	(0.24)	(0.14)		(0.14)	(0.07)	(0.13)
Net asset value at end of year	$25.87	$30.68		$25.19	$17.38	$28.23
Share price at end of year(b)	$25.86	$30.70		$25.19	$17.38
NET ASSET VALUE, TOTAL RETURN(c)	(14.84)%	22.47%		45.96%	(38.23)%	(0.96)%
SHARE PRICE TOTAL RETURN(c)	(14.93)%	22.55%		45.96%	(38.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$47,859	$75,175		$60,451	$39,970	$62,097
Ratio to average net assets of:
Expenses, after Waivers	0.71%	0.70%		0.70%	0.70%	0.73%
Expenses, prior to Waivers	0.86%	0.86%		0.84%	0.86%	0.88%
Net investment income, after Waivers	0.56%	0.37%		0.63%	0.62%	0.30%
Portfolio turnover rate(d)	36%	22%		52%	32%	31%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.01	$(0.00	)(f)	$0.00 (f)	$0.00 (f)	$0.01

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

73

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Fund Name	Short Name
PowerShares Aerospace & Defense Portfolio (PPA)	"Aerospace & Defense Portfolio"

PowerShares CleantechTM Portfolio (PZD)	"CleantechTM Portfolio"

PowerShares DWA Technical LeadersTM Portfolio (PDP)	"DWA Technical LeadersTM Portfolio"

PowerShares Global Listed Private Equity Portfolio (PSP)	"Global Listed Private Equity Portfolio"

PowerShares Golden Dragon China Portfolio (PGJ) (formerly PowerShares Golden Dragon Halter USX China Portfolio)	"Golden Dragon China Portfolio"

PowerShares Lux Nanotech Portfolio (PXN)	"Lux Nanotech Portfolio"

PowerShares Morningstar StockInvestor Core Portfolio (PYH)	"Morningstar StockInvestor Core Portfolio"

PowerShares S&P 500 BuyWrite Portfolio (PBP)	"S&P 500 BuyWrite Portfolio"

PowerShares S&P 500® High Quality Portfolio (SPHQ)	"S&P 500® High Quality Portfolio"

PowerShares Water Resources Portfolio (PHO)	"Water Resources Portfolio"

PowerShares WilderHill Clean Energy Portfolio (PBW)	"WilderHill Clean Energy Portfolio"

PowerShares WilderHill Progressive Energy Portfolio (PUW)	"WilderHill Progressive Energy Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index

CleantechTM Portfolio	The Cleantech IndexTM

DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

Global Listed Private Equity Portfolio	Red Rocks Global Listed Private Equity IndexSM

Golden Dragon China Portfolio	Halter USX China IndexSM

Lux Nanotech Portfolio	Lux Nanotech IndexTM

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Fund	Index
Morningstar StockInvestor Core Portfolio	Morningstar® StockInvestor Core IndexSM

S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index

S&P 500® High Quality Portfolio	S&P 500® High Quality Rankings Index

Water Resources Portfolio	NASDAQ OMX US Water Index

WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles general accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also

75

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific-events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Sampling Risk. With respect to each of Lux Nanotech Portfolio and Water Resources Portfolio, each Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Diversified Fund Risk. Except for CleantechTM Portfolio, each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. The CleantechTM Portfolio's, the Global Listed Private Equity Portfolio's and the Golden Dragon China Portfolio's investments in the securities of non-U.S. issuers, including depositary receipts, involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Risk of Investing in Listed Private Equity Companies. There are certain risks inherent in the Global Listed Private Equity Portfolio's investments in listed private equity companies, which encompass business development companies ("BDCs") and other financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may only incur indebtedness in amounts such that the BDC's asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may

77

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies which involve greater risk than well-established publicly-traded companies. To the extent that the Fund invests in BDCs or other investment companies, a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly the expenses of the BDCs or other investment companies.

The Fund may not acquire greater than 3% of the total outstanding shares of a BDC or of an other investment company. As a result, this limitation could inhibit the Fund's ability to purchase certain of the securities in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use sampling techniques which could increase the risk of tracking error.

Risks of Investing in MLP Units. The Global Listed Private Equity Portfolio's investments in master limited partnerships ("MLP") units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Aerospace and Defense Industry Concentration Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government that could have a material adverse effect on the business, financial condition and results of operations of industry participants.

China Exposure Risk. The value of the securities of companies which derive the majority of their revenues from China included in the Golden Dragon China Portfolio is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

Nanotechnology Industry Concentration Risk. Small technology companies included in the Lux Nanotech Portfolio are especially risky and may be less experienced, with limited product lines, markets or financial resources. Consequently, these companies are subject to scientific, technological and commercialization risks. These securities have a significantly greater risk of loss than traditional investment securities due to the speculative nature of these investments. Technology companies are generally subject to the risk of rapidly changing technologies, a limited product life span due to the frequent introduction of new or improved products, as well as cyclical market patterns and evolving industry standards. Technology companies also face the risk of losing patent, copyright and trademark protections.

Risk of Concentrating in the Water Industry. Adverse developments in the water industry may significantly affect the value of the Shares of the Water Resources Portfolio. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Clean Energy Industry Concentration Risk. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can

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April 30, 2012

significantly affect the clean energy industry. Additionally, intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts can significantly affect the clean energy industry. The clean energy industry also is subject to risks associated with hazardous materials. Fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations significantly affect the clean energy industry. In addition, supply and demand for specific products or services, the supply and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions can affect the industry.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986 as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax U.S. Federal returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio) is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust or Invesco PowerShares Capital Management LLC (the "Adviser")

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April 30, 2012

(the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses. The S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to the Adviser.

The S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to the Adviser. The Adviser has agreed to pay for substantially all expenses of the S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which the Fund invests. The effects of the investment companies expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Option Contracts Written

The S&P 500 BuyWrite Portfolio may engage in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When a Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently "marked-to-market" to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying

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Notes to Financial Statements (Continued)

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April 30, 2012

security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk; the Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Writing Covered Call Option Risk. By writing covered call options, in return for the receipt of premiums, the S&P 500 BuyWrite Portfolio will give up the opportunity to benefit from potential increases in the value of the S&P 500® Index above the exercise prices of the Written Options, but will continue to bear the risk of declines in the value of the S&P 500® Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position, through the purchase of an offsetting identical option prior to the expiration of the written option. If trading of options is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

I. Swap Agreements

Global Listed Private Equity Portfolio may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a "basket" of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss), on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund's exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

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Notes to Financial Statements (Continued)

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April 30, 2012

J. Securities Lending

The CleantechTM Portfolio, Golden Dragon China Portfolio, Lux Nanotech Portfolio, Morningstar StockInvestor Core Portfolio, Water Resources Portfolio and WilderHill Clean Energy Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Derivative Investments

Global Listed Private Equity Portfolio and S&P 500 BuyWrite Portfolio have implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Year-End

The table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of April 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Global Listed Private Equity Portfolio
Equity risk
Swap agreements(a)	$401,548	$—
S&P 500 BuyWrite Portfolio
Equity risk
Options written contracts	$—	$(2,359,705)

(a) Values are disclosed on the Statement of Assets and Liabilities under unrealized appreciation on swap agreements.

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Notes to Financial Statements (Continued)

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April 30, 2012

Effect of Derivative Instruments for the year ended April 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the year:

Location of Gain (Loss) on Statements of Operations
Swap Agreements*
Global Listed Private Equity Portfolio*
Realized Gain (Loss)
Equity risk	$(180,860)
Change in Unrealized Appreciation
Equity risk	401,548
220,688
Options*
S&P 500 BuyWrite Portfolio*
Realized Gain
Equity risk	492,094
Change in Unrealized Appreciation
Equity risk	2,112,389
Total	$2,604,483

*  The average notional of options and swap agreements outstanding during year was $111,677,000 and $26,562,557, respectively.

Global Listed Private Equity Portfolio

Open Total Return Swap Agreements
Counterparty	Reference Entity	Termination Date	Notional Amount (000)	Value Unrealized Appreciation (Depreciation)
Citibank, N.A.	Fortress Investment Group LLC	10/26/12	$3,394	$57,568
Citibank, N.A.	KKR & Co. LP	10/26/12	9,448	183,415
Citibank, N.A.	KKR Financial Holdings LLC	10/26/12	5,336	(109,806)
Citibank, N.A.	The Blackstone Group LP	10/26/12	9,944	270,371
Total Total Return Swap Agreements			$28,122	$401,548

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Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

S&P 500 BuyWrite Portfolio

	Transactions During the Year
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of year	912	$1,879,199
Written	10,768	28,548,192
Closed	(7,006)	(19,600,513)
Expired	(3,553)	(8,689,025)
End of year	1,121	$2,137,853

Open Options Written at Year End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Notional Value	Unrealized Appreciation (Depreciation)
Call Option S&P 500 Index	May-12	$1,390	1,121	$2,137,853	$2,359,705	$(221,852)

Note 4. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for S&P 500 BuyWrite Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The S&P 500 BuyWrite Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.75% of its average daily net assets, pursuant to which the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit, litigation expenses, and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser's parent, Invesco Ltd., has agreed to indemnify and hold harmless the Global Listed Private Equity Portfolio and the Independent Trustees of the Trust against any and all loss, damages, liability and expenses arising from certain alleged omission or misstatement in the Fund's registration statement.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment company and extraordinary expenses) of (i) each Fund (except for Morningstar StockInvestor Core Portfolio and S&P 500® High Quality Portfolio and S&P 500 BuyWrite Portfolio) from exceeding 0.60% of the Fund's average daily net assets per year and (ii) each of Morningstar StockInvestor Core Portfolio and S&P 500® High Quality Portfolio (excluding interest expense, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net

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April 30, 2012

assets per year (the "Expense Cap"), at least until August 31, 2013. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to S&P 500 BuyWrite Portfolio.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at April 30, 2012 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/13	04/30/14	04/30/15
Aerospace & Defense Portfolio	$170,919	$9,384	$81,095	$80,440
CleantechTM Portfolio	226,808	58,784	92,835	75,189
DWA Technical LeadersTM Portfolio	6,390	—	—	6,390
Global Listed Private Equity Portfolio	271,834	18,975	77,130	175,729
Golden Dragon China Portfolio	247,891	72,246	105,598	70,047
Lux Nanotech Portfolio	293,156	80,054	111,968	101,134
Morningstar StockInvestor Core Portfolio	463,604	97,514	226,080	140,010
S&P 500® High Quality Portfolio	575,258	65,360	249,922	259,976
WilderHill Clean Energy Portfolio	232,144	—	54,361	177,783
WilderHill Progressive Energy Portfolio	251,657	74,289	97,636	79,732

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a "Licensor"):

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council

CleantechTM Portfolio	Cleantech Captial Indices LLC

DWA Technical LeadersTM Portfolio	Dorsey Wright & Associates, Inc.

Global Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC

Golden Dragon China Portfolio	NASDAQ OMX Group, Inc.

Lux Nanotech Portfolio	Lux Research, Inc.

Morningstar StockInvestor Core Portfolio	Morningstar, Inc.

S&P 500 BuyWrite Portfolio	Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc.

S&P 500® High Quality Portfolio	Standard & Poor's Financial Services LLC

Water Resources Portfolio	NASDAQ OMX Group, Inc.

WilderHill Clean Energy Portfolio	WilderShares, LLC

WilderHill Progressive Energy Portfolio	WilderShares, LLC

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Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds (other than the S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk yield curves, loss severities, default rates and discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The depreciation on options held in S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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Notes to Financial Statements (Continued)

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April 30, 2012

With respect to each Fund, during the fiscal year ended April 30, 2012, there were no significant transfers between investment levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Global Listed Private Equity Portfolio
Equity Securities	$270,271,446	$—	$—	$270,271,446
Money Market Fund	28,465,617	—	—	28,465,617
Swap Agreements*	—	401,548	—	401,548
Total Investments	$298,737,063	$401,548	$—	$299,138,611
Golden Dragon China Portfolio
Equity Securities	$245,376,503	$—	$438,666	$245,815,169
Money Market Fund	57,621,503	—	—	57,621,503
Total Investments	$302,998,006	$—	$438,666	$303,436,672

*  Unrealized appreciation.

Note 6. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the fiscal year ended April 30, 2012.

S&P 500 BuyWrite Portfolio's Adviser is a subsidiary of Invesco Ltd. and therefore Invesco Ltd. is considered to be affiliated with that Fund. The table below shows the Fund's transactions in and earnings from the investment in Invesco Ltd. for the year ended April 30, 2012.

S&P 500 BuyWrite Portfolio

	Value April 30, 2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2012	Dividend Income
Invesco Ltd.	$114,949	$70,431	$(44,316)	$(7,355)	$3,905	$137,614	$2,065

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Notes to Financial Statements (Continued)

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April 30, 2012

Note 7. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2012 and 2011:

	2012			2011
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Return of Capital
Aerospace & Defense Portfolio	$939,444	$—	$—	$1,074,351	$—
CleantechTM Portfolio	997,420	—	—	38,868	—
DWA Technical LeadersTM Portfolio	727,024	—	—	639,994	—
Global Listed Private Equity Portfolio	23,559,182	—	2,711,317	14,909,521	—
Golden Dragon China Portfolio	6,163,053	—	—	3,021,508	—
Lux Nanotech Portfolio	94,200	—	—	—	—
Morningstar StockInvestor Core Portfolio	267,336	—	—	132,812	—
S&P 500 BuyWrite Portfolio	9,784,068	499,499	—	11,066,172	—
S&P 500® High Quality Portfolio	2,688,575	—	—	663,992	—
Water Resources Portfolio	7,241,759	—	—	6,570,710	—
WilderHill Clean Energy Portfolio	6,029,472	—	—	—	—
WilderHill Progressive Energy Portfolio	512,778	—	—	319,968	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation) - Investments	Net Unrealized Appreciation (Depreciation) - Other Investments	Capital Loss Carryforward	Post-October Capital Deferrals	Shares of Beneficial Interest	Total Net Assets
Aerospace & Defense Portfolio	$83,398	$—	$(10,348)	$(8,800,690)	$—	$(26,866,595)	$(796,629)	$91,357,400	$54,966,536
CleantechTM Portfolio	236,098	—	(9,060)	(5,120,918)	1,333	(68,238,246)	(5,014,442)	178,450,714	100,305,479
DWA Technical LeadersTM Portfolio	656,213	—	(13,639)	91,208,686	—	(209,736,563)	(6,147,639)	695,110,530	571,077,588
Global Listed Private Equity Portfolio	—	—	(10,852)	(20,018,253)	(3,067)	(79,777,898)	(5,391,340)	401,945,203	296,743,793
Golden Dragon China Portfolio	541,615	—	(19,120)	(75,148,620)	—	(167,002,244)	(25,405,986)	512,872,321	245,837,966
Lux Nanotech Portfolio	143,426	—	(6,763)	(3,867,969)	—	(74,122,356)	(2,615,303)	102,751,758	22,282,793
Morningstar StockInvestor Core Portfolio	33,737	—	(5,728)	2,315,741	—	(30,334,486)	(11,840)	43,368,271	15,365,695
S&P 500 BuyWrite Portfolio	3,654,628	1,177,405	—	—	—	—	—	149,695,887	154,527,920
S&P 500® High Quality Portfolio	307,461	—	(8,775)	16,918,786	—	(139,155,359)	(759,771)	269,118,303	146,420,645
Water Resources Portfolio	1,157,471	—	(55,484)	(36,883,772)	—	(423,401,351)	(60,630,428)	1,345,323,847	825,510,283
WilderHill Clean Energy Portfolio	2,668,411	—	(32,758)	(154,469,005)	—	(1,256,908,059)	(48,273,165)	1,635,030,316	178,015,740
WilderHill Progressive Energy Portfolio	—	—	(6,596)	1,319,397	—	(29,054,389)	(1,086,747)	76,687,306	47,858,971

*  The Funds elected to defer capital losses incurred after October 31 ("Post-October Capital Losses"). Post-October Capital Losses within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (The "Act") eliminated the

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Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of April 30, 2012, which expire on April 30 of each year listed below:

							Post-effective no expiration
	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Aerospace & Defense Portfolio	$—	$104,662	$2,374,303	$7,470,897	$6,428,813	$9,464,875	$—	$1,023,045	$26,866,595
CleantechTM Portfolio	—	—	1,171,839	14,341,075	25,186,026	12,098,616	465,923	14,974,767	68,238,246
DWA Technical LeadersTM Portfolio	—	—	5,046,566	92,771,702	60,219,842	10,496,532	41,201,921	—	209,736,563
Global Listed Private Equity Portfolio	—	—	796,018	7,687,052	47,149,399	—	18,667,009	5,478,420	79,777,898
Golden Dragon China Portfolio	1,018,146	3,128,677	1,235,904	22,836,421	74,072,167	35,483,714	5,784,950	23,442,265	167,002,244
Lux Nanotech Portfolio	—	3,986,980	793,005	27,406,131	14,663,516	12,379,025	3,634,646	11,259,053	74,122,356
Morningstar StockInvestor Core Portfolio	—	—	3,798,072	6,546,039	17,110,347	2,874,318	5,038	672	30,334,486
S&P 500® High Quality Portfolio**	—	28,563,259	21,013,690	37,241,965	42,466,537	9,869,908	—	—	139,155,359
Water Resources Portfolio	—	11,876,489	3,553,481	93,208,162	265,948,030	33,978,301	14,836,888	—	423,401,351
WilderHill Clean Energy Portfolio	2,098,368	89,533,576	44,707,703	261,712,498	460,657,845	241,008,862	25,897,511	131,291,696	1,256,908,059
WilderHill Progressive Energy Portfolio	—	—	179,432	8,319,827	12,433,887	2,282,887	2,951,092	2,887,264	29,054,389

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

**  The Fund utilized $190,492 of capital loss carryforward during the fiscal year ended April 30, 2012.

Note 8. Investment Transactions

For the fiscal year ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$18,877,343	$19,023,380
CleantechTM Portfolio	32,126,626	32,221,677
DWA Technical LeadersTM Portfolio	459,568,166	459,351,700
Global Listed Private Equity Portfolio	288,365,462	326,124,096
Golden Dragon China Portfolio	69,723,857	70,524,690
Lux Nanotech Portfolio	15,097,139	14,607,961
Morningstar StockInvestor Core Portfolio	559,284	437,732
S&P 500 BuyWrite Portfolio	65,908,757	70,499,574
S&P 500® High Quality Portfolio	18,229,152	18,718,022

89

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

	Purchases	Sales
Water Resources Portfolio	$425,742,301	$423,722,155
WilderHill Clean Energy Portfolio	140,579,454	138,316,834
WilderHill Progressive Energy Portfolio	19,940,444	19,593,338

For the fiscal year ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Aerospace & Defense Portfolio	$523,746,272	$563,861,463
CleantechTM Portfolio	6,245,734	30,998,824
DWA Technical LeadersTM Portfolio	345,619,919	238,910,037
Global Listed Private Equity Portfolio	61,422,465	121,701,764
Golden Dragon China Portfolio	13,566,879	105,277,672
Lux Nanotech Portfolio	3,901,535	7,889,541
Morningstar StockInvestor Core Portfolio	1,325,853	5,864,962
S&P 500 BuyWrite Portfolio	64,459,801	29,614,896
S&P 500® High Quality Portfolio	80,051,264	54,067,691
Water Resources Portfolio	290,544,645	607,676,738
WilderHill Clean Energy Portfolio	42,169,786	159,654,971
WilderHill Progressive Energy Portfolio	8,387,976	23,617,596

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

At April 30, 2012, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Aerospace & Defense Portfolio	$63,881,829	$(8,800,690)	$1,407,808	$(10,208,498)
CleantechTM Portfolio	115,261,339	(5,120,918)	13,516,092	(18,637,010)
DWA Technical LeadersTM Portfolio	480,199,780	91,208,686	93,867,396	(2,658,710)
Global Listed Private Equity Portfolio	318,755,316	(20,018,253)	9,879,054	(29,897,307)
Golden Dragon China Portfolio	378,585,292	(75,148,620)	24,958,342	(100,106,962)
Lux Nanotech Portfolio	30,333,318	(3,867,969)	2,863,279	(6,731,248)
Morningstar StockInvestor Core Portfolio	13,893,076	2,315,741	2,766,034	(450,293)
S&P 500 BuyWrite Portfolio	156,906,467	—	—	—
S&P 500® High Quality Portfolio	129,605,555	16,918,786	18,343,428	(1,424,642)
Water Resources Portfolio	890,345,598	(36,883,772)	66,708,159	(103,591,931)
WilderHill Clean Energy Portfolio	384,581,081	(154,469,005)	8,826,453	(163,295,458)
WilderHill Progressive Energy Portfolio	46,670,221	1,319,397	6,318,275	(4,998,878)

90

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 9. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and utilization of book equalization, on April 30, 2012, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2012, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Aerospace & Defense Portfolio	$(133,587)	$12,660,885	$(12,527,298)
CleantechTM Portfolio	(11,372)	(6,772,508)	6,783,880
DWA Technical LeadersTM Portfolio	(186,322)	(35,846,608)	36,032,930
Global Listed Private Equity Portfolio	10,250,054	3,400,744	(13,650,798)
Golden Dragon China Portfolio	572,059	(17,560,658)	16,988,599
Lux Nanotech Portfolio	8,938	(1,199,724)	1,190,786
Morningstar StockInvestor Core Portfolio	(1,712)	(1,342,258)	1,343,970
S&P 500 BuyWrite Portfolio	13,484,606	(8,252,824)	(5,231,782)
S&P 500® High Quality Portfolio	(67,229)	(11,638,856)	11,706,085
Water Resources Portfolio	148,866	(91,028,363)	90,879,497
WilderHill Clean Energy Portfolio	47,608	9,923,268	(9,970,876)
WilderHill Progressive Energy Portfolio	169,703	(5,730,689)	5,560,986

Note 10. Trustees' Fees

The Funds compensate each Independent Trustee. The Adviser, as a result of the unitary management fee, pays for such compensation for S&P 500 BuyWrite Portfolio. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 11. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

91

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 12. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 13. Subsequent Events

Effective June 15, 2012, the name of the Underlying Index of the Golden Dragon China Portfolio will change to the NASDAQ Golden Dragon China Index. Also effective June 15, 2012, the methodology by which the Underlying Index is formulated will change.

Effective June 30, 2012, the methodology by which Red Rocks Global Listed Private Equity IndexSM, the Underlying Index of the Global Listed Private Equity Portfolio, is formulated will change. Also effective June 30, 2012, the "SM" symbol will be deleted from all references to the Underlying Index.

92

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Golden Dragon China Portfolio (formerly PowerShares Golden Dragon Halter USX China Portfolio), PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares S&P 500 BuyWrite Portfolio, PowerShares S&P 500® High Quality Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio (each an individual portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Funds") at April 30, 2012, the results of each of their operations for the year then ended, the change in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Chicago, IL
June 25, 2012

93

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2012:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividends-Received Deduction*
Aerospace & Defense Portfolio	100%	100%
CleantechTM Portfolio	100%	38%
DWA Technical LeadersTM Portfolio	100%	100%
Global Listed Private Equity Portfolio	27%	15%
Golden Dragon China Portfolio	39%	0%
Lux Nanotech Portfolio	87%	78%
Morningstar StockInvestor Core Portfolio	100%	100%
S&P 500 BuyWrite Portfolio	0%	0%
S&P 500® High Quality Portfolio	100%	100%
Water Resources Portfolio	100%	100%
WilderHill Clean Energy Portfolio	33%	23%
WilderHill Progressive Energy Portfolio	100%	75%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

94

Trustees and Officers

The Independent Trustees, the Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2012.

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	120	None

Todd J. Barre (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008); Director of Open Architecture and Trading (2007- 2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

95

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Marc M. Kole (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	120	None

Philip M. Nussbaum (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-Present)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

96

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Donald H. Wilson (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	TrusteeSince 2006, Chair Since 2012	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

97

Trustees and Officers (Continued)

The Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Non-Independent Trustees and the other directorships, if any held by the Trustees are shown below.

Name, Address, and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non- Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
H. Bruce Bond (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consists of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

98

Trustees and Officers (Continued)

Name, Address, and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non- Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
Kevin M. Carome (55) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

99

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (37) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. In the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Benjamin Fulton (50) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (30) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008- Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

David Warren (54) Invesco Canada Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (2000-2006)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

100

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Christopher Joe (42) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	U.S. Compliance Director, Invesco, Ltd.; Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser); formerly, Assistant Fund Accounting Manager, Invesco, Ltd.

Sheri Morris (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer	Since 2011	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust.
Formerly, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia (37) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2011	Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010). Associate Counsel at Barclays Global Investors Ltd. (2004-2006)

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

101

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Aerospace & Defense Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Value Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500 High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

102

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year, five-year and since-inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average daily net assets for each Fund other than PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio,

103

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio;

•  0.40% of the Fund's average daily net assets for each of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio; and

•  0.29% of the Fund's average daily net assets for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio (for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, the Trustees noted that the advisory fee for each of these Funds was reduced to 0.29% effective June 16, 2011).

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2013, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500 High Quality Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio

104

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

(for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.39% effective June 16, 2011); and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI US 1000 Portfolio, and further noted the Adviser's representation that the advisory fee charged to the PowerShares FTSE RAFI US 1000 Portfolio was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee (for the year ended December 31, 2011) was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, which was lower than the median advisory fee of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight

105

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund (for the year ended December 31, 2011) was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares S&P 500 High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares S&P 500 High Quality Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and noted those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

106

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

107

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for PowerShares NASDAQ Internet Portfolio and PowerShares S&P 500 BuyWrite Portfolio (each, a "Fund" and collectively, the "Funds").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year and since-inception (June 12, 2008 for PowerShares NASDAQ Internet Portfolio and December 20, 2007 for PowerShares S&P 500 BuyWrite Portfolio) periods ended December 31, 2011, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each period the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.60% for PowerShares NASDAQ Internet Portfolio and 0.75% for PowerShares S&P 500 BuyWrite Portfolio, and that the Adviser pays all other operating expenses of each

108

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

Fund, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds. The Trustees noted that PowerShares NASDAQ Internet Portfolio's advisory fee was higher than the median expense ratio of its ETF peer funds, but was lower than the median expense ratios of its open-end index peer funds and open-end actively-managed peer funds. The Trustees noted that PowerShares S&P 500 BuyWrite Portfolio's advisory fee was lower than the median expense ratios of its open-end index peer funds and open-end actively-managed peer funds. The Trustees also noted that there were no comparable ETFs for PowerShares S&P 500 BuyWrite Portfolio. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to each Fund was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

109

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-AR-4

2012 Annual Report to Shareholders

April 30, 2012

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

PowerShares Dynamic Energy Sector Portfolio (PXI)

PowerShares Dynamic Financial Sector Portfolio (PFI)

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

PowerShares Dynamic Technology Sector Portfolio (PTF)

PowerShares Dynamic Utilities Portfolio (PUI)

PowerShares NASDAQ Internet Portfolio (PNQI)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	24

Fees and Expenses	26

Sector Portfolios

Schedules of Investments

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	28

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	30

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	32

PowerShares Dynamic Energy Sector Portfolio (PXI)	33

PowerShares Dynamic Financial Sector Portfolio (PFI)	34

PowerShares Dynamic Healthcare Sector Portfolio (PTH)	36

PowerShares Dynamic Industrials Sector Portfolio (PRN)	37

PowerShares Dynamic Technology Sector Portfolio (PTF)	39

PowerShares Dynamic Utilities Portfolio (PUI)	40

PowerShares NASDAQ Internet Portfolio (PNQI)	41

Statements of Assets and Liabilities	44

Statements of Operations	46

Statements of Changes in Net Assets	48

Financial Highlights	52

Notes to Financial Statements	57

Report of Independent Registered Public Accounting Firm	70

Tax Information	71

Trustees and Officers	72

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreements	79

The Market Environment

Domestic Equity:

Equity markets were volatile during the fiscal year ended April 30, 2012, but the broad market, as measured by the S&P 500® Index, still managed to post a small gain. While corporate earnings remained strong, investor enthusiasm was tempered by continuing high unemployment, sluggish consumer spending and soft housing data for most of the year. Although markets stabilized and remained generally positive in the spring and early summer, major equity indices sold off precipitously in August as the U.S. government struggled to raise the nation's debt ceiling. This led credit rating agency Standard & Poor's to announce its first-ever ratings downgrade to long-term U.S. government debt. Uncertainty created by the downgrade, combined with continuing concern about the debt crisis in the eurozone, reignited fears of a recession and pressured markets downward into the fall. As signs of muted but sustained economic growth mounted, equity markets moved off their October lows and posted strong gains through the close of the reporting period with the S&P 500® Index returning 12.8% from the end of October 2011 to the end of April 2012.

2

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Manager's Analysis

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

The PowerShares Dynamic Basic Materials Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Basic Materials Sector IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action and value. The Index is comprised of stocks of 60 U.S. basic materials companies. These are companies that are principally engaged in the business of producing raw materials, including paper or wood products, chemicals, construction materials and mining and metals.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (4.88)%. On a Net Asset Value ("NAV") basis, the Fund returned (4.76)%. During the same reporting period, the Index returned (3.92)%, the S&P Materials Index returned (6.88)%, the Dow Jones U.S. Basic Materials Index returned (14.43)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the containers and packaging and chemicals industries. The Fund was hurt most from negative performance of securities of companies in the metals and mining industries.

At the single stock level, the Fund benefited most from exposure to Sherwin-Williams Co. (portfolio average weight of 1.26%), CF Industries Holdings Inc. (portfolio average weight of 2.47%), and Airgas, Inc. (portfolio average weight of 1.41%). The leading detractors to the Fund were Walter Energy, Inc., Ferro Corp., and Mosaic Co. (The) (these stocks were no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Chemicals-Specialty	21.0
Chemicals-Diversified	20.4
Paper & Related Products	9.0
Steel-Producers	7.7
Coatings/Paint	5.8
Metal-Copper	4.6
Agricultural Chemicals	4.2
Containers-Metal/Glass	3.9
Industrial Gases	2.8
Containers-Paper/Plastic	2.7
Diversified Manufacturing Operations	2.7
Chemicals-Plastics	2.5
Metal-Iron	2.3
Chemicals-Other	1.9
Gold Mining	1.9
Rubber/Plastic Products	1.6
Coal	1.4
Metal Processors & Fabricators	1.3
Metal-Aluminum	1.3
Precious Metals	1.0
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Sherwin-Williams Co. (The)	2.9
PPG Industries, Inc.	2.8
FMC Corp.	2.8
Airgas, Inc.	2.8
CF Industries Holdings, Inc.	2.6
Ball Corp.	2.6
E.I. du Pont de Nemours & Co.	2.6
International Paper Co.	2.5
Eastman Chemical Co.	2.5
Celanese Corp., Series A	2.4
Total	26.5

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Mid-Cap Value	31.8
Small-Cap Value	20.4
Large-Cap Value	17.3
Small-Cap Growth	14.7
Mid-Cap Growth	13.9
Large-Cap Growth	1.9

4

Manager's Analysis (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Basic Materials Sector IntellidexSM Index	(3.92)%	26.94%	6.38%	10.13%	70.81%
S&P Materials Index	(6.88)%	16.97%	1.59%	5.38%	33.98%
Dow Jones U.S. Basic Materials Index	(14.43)%	21.66%	3.34%	7.30%	48.23%
S&P 500® Index	4.73%	19.45%	1.00%	2.99%	17.88%
Fund
NAV Return	(4.76)%	25.91%	5.38%	9.09%	62.01%
Share Price Return	(4.88)%	25.85%	5.33%	9.07%	61.90%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.79%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Materials Index, Dow Jones U.S. Basic Materials Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 30, 152 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

5

Manager's Analysis

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

The PowerShares Dynamic Consumer Discretionary Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Consumer Discretionary Sector IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action and value. The Index is comprised of stocks of 60 U.S. consumer companies. These are companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including retail, automotive, leisure and recreation, media and real estate.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 9.41%. On a Net Asset Value ("NAV") basis, the Fund returned 9.41%. During the same reporting period, the Index returned 10.27%, while the S&P Consumer Discretionary Index returned 14.55% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in specialty retail, leisure equipment & products, and multiline retail industries. The Fund was hurt most from negative performance of securities of companies in auto parts & equipment, textiles apparel & luxury goods, and media industries.

At the single stock level, the Fund benefited most from exposure to Sturm Ruger & Co., Inc. (portfolio average weight of 1.34%), Dollar Tree, Inc. (portfolio average weight of 2.52%), and Macy's, Inc. (portfolio average weight of 2.38%). The leading detractors to the Fund were Wynn Resorts Ltd., Red Robin Gourmet Burgers, Inc., and Wet Seal, Inc. (The) (these stocks were no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Retail	52.3
Media	10.4
Home Furnishings	4.9
Commercial Services	4.8
Entertainment	4.4
Distribution/Wholesale	3.7
Apparel	3.5
Auto Parts & Equipment	3.3
Leisure Time	3.0
Miscellaneous Manufacturing	2.9
Electronics	2.3
Toys/Games/Hobbies	1.7
Lodging	1.5
Advertising	1.3
Money Market Fund	0.5
Liabilities in excess of other assets	(0.5)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Gap, Inc. (The)	3.0
O'Reilly Automotive, Inc.	2.9
Ross Stores, Inc.	2.8
TJX Cos., Inc. (The)	2.8
Dollar Tree, Inc.	2.8
DISH Network Corp., Class A	2.6
Yum! Brands, Inc.	2.6
Macy's, Inc.	2.6
Home Depot, Inc. (The)	2.6
AutoZone, Inc.	2.6
Total	27.3

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Value	23.7
Large-Cap Growth	21.6
Small-Cap Growth	17.9
Mid-Cap Growth	16.0
Mid-Cap Value	10.7
Large-Cap Value	10.1

6

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Consumer Discretionary Sector IntellidexSM Index	10.27%	22.17%	2.12%	4.27%	26.11%
S&P Consumer Discretionary Index	14.55%	27.30%	4.99%	6.64%	43.17%
S&P 500® Index	4.73%	19.45%	1.00%	2.99%	17.88%
Fund
NAV Return	9.41%	21.25%	1.56%	3.68%	22.21%
Share Price Return	9.41%	21.24%	1.54%	3.68%	22.21%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.24%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Discretionary Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 81 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

7

Manager's Analysis

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

The PowerShares Dynamic Consumer Staples Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Consumer Staples Sector IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action and value. The Index is comprised of stocks of 60 U.S. consumer staples companies. These are companies that are principally engaged in the businesses of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverage, and non-discretionary retail.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 5.47%. On a Net Asset Value ("NAV") basis, the Fund returned 5.53%. During the same reporting period, the Index returned 6.24%, while the S&P Consumer Staples Index returned 11.83% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in tobacco, personal products, and food & staples retailing industries. The Fund was hurt most from negative performance of securities of companies in food products, industrial conglomerates, and specialty retail industries.

At the single stock level, the Fund benefited most from exposure to PriceSmart, Inc. (portfolio average weight of 1.56%), Monster Beverage Corp. (portfolio average weight of 1.48%), and Estee Lauder Cos., Inc. (portfolio average weight of 2.55%). The leading detractors to the Fund were Diamond Foods, Inc., Chiquita Brands International Inc., and Green Mountain Coffee Roasters, Inc. (these stocks were no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Food	38.2
Agriculture	17.0
Retail	14.7
Beverages	12.5
Cosmetics/Personal Care	7.9
Household Products/Wares	5.5
Pharmaceuticals	2.9
Electrical Components & Equipment	1.3
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	28.8
Small-Cap Value	25.7
Large-Cap Growth	19.6
Mid-Cap Value	14.8
Mid-Cap Growth	6.9
Small-Cap Growth	4.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Estee Lauder Cos., Inc. (The), Class A	2.9
Coca-Cola Co. (The)	2.8
Kimberly-Clark Corp.	2.7
Philip Morris International, Inc.	2.7
Altria Group, Inc.	2.7
Kraft Foods, Inc., Class A	2.6
Costco Wholesale Corp.	2.6
PepsiCo, Inc.	2.6
General Mills, Inc.	2.5
CVS Caremark Corp.	2.5
Total	26.6

8

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Consumer Staples Sector IntellidexSM Index	6.24%	19.02%	5.34%	7.15%	46.69%
S&P Consumer Staples Index	11.83%	19.63%	7.67%	8.55%	58.14%
S&P 500® Index	4.73%	19.45%	1.00%	2.99%	17.88%
Fund
NAV Return	5.53%	18.16%	4.59%	6.40%	41.05%
Share Price Return	5.47%	18.19%	4.57%	6.39%	40.98%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.94%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Staples Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 42 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

9

Manager's Analysis

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

The PowerShares Dynamic Energy Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Energy Sector IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. The Index is comprised of stocks of 60 U.S. energy companies. These are companies that are principally engaged in the business of producing, distributing or serving energy-related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind, and other non-oil based energy.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (8.78)%. On a Net Asset Value ("NAV") basis, the Fund returned (8.79)%. During the same reporting period, the Index returned (8.16)%, while the S&P Energy Index returned (9.11)%, the Dow Jones U.S. Oil & Gas Index returned (9.12)% and the S&P 500® Index returned 4.73%. The Fund was hurt from negative performance of securities of companies within each industry in which it was invested.

At the single stock level, the Fund benefited most from exposure to El Paso Corp. (no longer held at April 30, 2012), CVR Energy, Inc. (portfolio average weight of 1.46%), and Hornbeck Offshore Services, Inc. (portfolio average weight of 1.38%). The leading detractors to the Fund were Halliburton Co., Hess Corp., and Patterson-UTI Energy, Inc. (these stocks were no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Pipelines	26.7
Oil Companies-Exploration & Production	20.5
Oil Companies-Integrated	15.1
Oil-Field Services	11.3
Oil Refining & Marketing	10.2
Oil & Gas Drilling	5.9
Coal	3.9
Oil Field Machinery & Equipment	2.4
Retail-Petroleum Products	1.5
Transportation-Services	1.5
Energy-Alternate Sources	1.0
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Kinder Morgan, Inc.	2.9
Valero Energy Corp.	2.7
Plains All American Pipeline LP	2.7
Enterprise Products Partners LP	2.7
Exxon Mobil Corp.	2.7
Chevron Corp.	2.7
Marathon Petroleum Corp.	2.6
Spectra Energy Corp.	2.6
ConocoPhillips	2.6
Williams Partners LP	2.5
Total	26.7

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	25.5
Small-Cap Value	22.1
Mid-Cap Value	19.7
Small-Cap Growth	13.6
Large-Cap Growth	10.6
Mid-Cap Growth	8.5

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Energy Sector IntellidexSM Index	(8.16)%	28.51%	6.06%	9.65%	66.69%
S&P Energy Index	(9.11)%	16.80%	3.77%	6.72%	43.75%
Dow Jones U.S. Oil & Gas Index	(9.12)%	16.52%	3.82%	6.97%	45.68%
S&P 500® Index	4.73%	19.45%	1.00%	2.99%	17.88%
Fund
NAV Return	(8.79)%	27.59%	5.45%	9.01%	61.38%
Share Price Return	(8.78)%	27.59%	5.45%	9.03%	61.59%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.74%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Energy Index, Dow Jones U.S. Oil & Gas Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 43, 91 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

11

Manager's Analysis

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

The PowerShares Dynamic Financial Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Financial Sector IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action and value. The Index is comprised of stocks of 60 U.S. financial services companies. These are companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (0.66)%. On a Net Asset Value ("NAV") basis, the Fund returned (0.66)%. During the same reporting period, the Index returned 0.07%, while the S&P 500® Financials Index returned (4.10)%, the Dow Jones U.S. Financials Index returned (0.97)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in commercial banks, thrifts & mortgage finance, and diversified financial services industries. The Fund was hurt most from negative performance of securities of companies in capital markets, insurance, and real estate management & development industries.

At the single stock level, the Fund benefited most from exposure to Advance America Cash Advance Centers, Inc. (no longer held at April 30, 2012), U.S. Bancorp (portfolio average weight of 1.94%), and Discover Financial Services (portfolio average weight of 2.5%). The leading detractors to the Fund were CBRE Group, Inc. (no longer held at April 30, 2012), SLM Corp. (portfolio average weight of 1.60%), and Ameriprise Financial, Inc. (no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Life/Health Insurance	14.2
Commercial Banks-Southern U.S.	12.3
Multi-line Insurance	11.6
Property/Casualty Insurance	11.2
Investment Management/Advisor Services	9.2
Commercial Banks-Central U.S.	8.2
Finance-Credit Card	5.6
Finance-Consumer Loans	5.0
Commercial Banks-Western U.S.	4.1
Super-Regional Banks-U.S.	2.8
Commercial Services-Finance	2.6
REITs-Diversified	2.5
Commercial Banks-Eastern U.S.	2.5
Finance-Other Services	2.4
S&L/Thrifts-Eastern U.S.	1.6
Insurance Brokers	1.5
Fiduciary Banks	1.4
Finance-Auto Loans	1.3
Liabilities in excess of other assets	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
American Express Co.	2.8
Discover Financial Services	2.8
U.S. Bancorp	2.8
BB&T Corp.	2.7
CNA Financial Corp.	2.7
Moody's Corp.	2.6
ACE Ltd.	2.6
T. Rowe Price Group, Inc.	2.6
American Tower Corp. REIT	2.5
Invesco Ltd.	2.5
Total	26.6

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Value	31.0
Mid-Cap Value	17.7
Large-Cap Value	15.2
Small-Cap Growth	14.1
Large-Cap Growth	13.5
Mid-Cap Growth	8.5

12

Manager's Analysis (Continued)

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Financial Sector IntellidexSM Index	0.07%	13.75%	(3.41)%	(2.05)%	(10.83)%
S&P 500® Financials Index	(4.10)%	14.26%	(14.13)%	(11.50)%	(49.44)%
Dow Jones U.S. Financials Index	(0.97)%	15.48%	(11.26)%	(11.19)%	(48.44)%
S&P 500® Index	4.73%	19.45%	1.00%	2.99%	17.88%
Fund
NAV Return	(0.66)%	12.73%	(4.21)%	(2.83)%	(14.75)%
Share Price Return	(0.66)%	12.79%	(4.23)%	(2.84)%	(14.75)%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.30% including estimated acquired fund fees and expenses of 0.01%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Financials Index, Dow Jones U.S. Financials Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 81, 818 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

13

Manager's Analysis

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

The PowerShares Dynamic Healthcare Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Healthcare Sector IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including price momentum, earnings momentum, quality, management action, and value. The Index is comprised of stocks of 60 U.S. healthcare companies. These are companies that are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 2.74%. On a Net Asset Value ("NAV") basis, the Fund returned 2.80%. During the same reporting period, the Index returned 3.55%, while the S&P Health Care Index returned 9.05%, the Dow Jones U.S. Healthcare Index returned 8.32% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the pharmaceuticals and biotechnology industries. The Fund was hurt most from negative performance of securities of companies in health care providers & services and life sciences tools & services industries.

At the single stock level, the Fund benefited most from exposure to Questcor Pharmaceuticals, Inc. (portfolio average weight of 1.54%), Intuitive Surgical, Inc. (portfolio average weight of 1.74%), and Spectrum Pharmaceuticals Inc. (no longer held at April 30, 2012). The leading detractors to the Fund were Depomed, Inc., Healthways, Inc., and Agilent Technologies, Inc. (these stocks were no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Pharmaceuticals	25.9
Healthcare-Products	24.3
Healthcare-Services	23.4
Biotechnology	14.7
Software	3.5
Commercial Services	2.7
Electronics	2.7
Distribution/Wholesale	1.4
Internet	1.4
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Growth	28.3
Mid-Cap Growth	18.5
Large-Cap Growth	16.1
Large-Cap Value	14.9
Small-Cap Value	11.7
Mid-Cap Value	10.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Gilead Sciences, Inc.	2.8
Intuitive Surgical, Inc.	2.8
McKesson Corp.	2.8
Cerner Corp.	2.7
Allergan, Inc.	2.7
Forest Laboratories, Inc.	2.7
Alexion Pharmaceuticals, Inc.	2.6
WellPoint, Inc.	2.5
Bristol-Myers Squibb Co.	2.5
Zimmer Holdings, Inc.	2.5
Total	26.6

14

Manager's Analysis (Continued)

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Healthcare Sector IntellidexSM Index	3.55%	22.88%	3.32%	5.57%	35.11%
S&P Health Care Index	9.05%	18.28%	2.91%	4.34%	26.74%
Dow Jones U.S. Healthcare Index	8.32%	18.92%	3.89%	5.20%	32.72%
S&P 500® Index	4.73%	19.45%	1.00%	2.99%	17.88%
Fund
NAV Return	2.80%	21.91%	2.54%	4.78%	29.60%
Share Price Return	2.74%	21.99%	2.54%	4.79%	29.64%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.84%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Health Care Index, Dow Jones U.S. Healthcare Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 51, 478 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

15

Manager's Analysis

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)

The PowerShares Dynamic Industrials Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Industrial Sector IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action and value. The Index is comprised of stocks of 60 U.S. industrial companies. These are companies that are principally engaged in the business of providing industrial products and services, including engineering heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (7.00)%. On a Net Asset Value ("NAV") basis, the Fund returned (6.91)%. During the same reporting period, the Index returned (5.81)%, while the S&P Industrials Index returned (2.05)%, the Dow Jones U.S. Industrials Index returned (0.92)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in industrial conglomerates, professional services, and airlines industries. The Fund was hurt most from negative performance of securities of companies in machinery, construction & engineering, and commercial services & supplies industries.

At the single stock level, the Fund benefited most from exposure to Delta Air Lines, Inc. (portfolio average weight of 1.11%), RailAmerica, Inc. (no longer held at April 30, 2012), and W.W. Grainger, Inc. (portfolio average weight of 1.71%). The leading detractors to the Fund were Southwest Airlines Co. (portfolio average weight of 0.97%), Timken Co. (no longer held at April 30, 2012), and Caterpillar, Inc. (no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Aerospace/Defense	18.1
Transportation	16.9
Commercial Services	15.9
Airlines	15.8
Machinery-Diversified	8.7
Miscellaneous Manufacturing	6.1
Electronics	2.8
Electrical Components & Equipment	2.6
Engineering & Construction	2.6
Distribution/Wholesale	2.5
Textiles	1.6
Metal Fabricate/Hardware	1.3
Trucking & Leasing	1.3
Computers	1.3
Hand/Machine Tools	1.3
Holding Companies-Diversified	1.2
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Delta Air Lines, Inc.	2.9
Tyco International Ltd.	2.8
TransDigm Group, Inc.	2.7
United Continental Holdings, Inc.	2.7
Northrop Grumman Corp.	2.7
L-3 Communications Holdings, Inc.	2.6
United Parcel Service, Inc., Class B	2.6
Lockheed Martin Corp.	2.5
W.W. Grainger, Inc.	2.5
Union Pacific Corp.	2.5
Total	26.5

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Value	26.4
Small-Cap Growth	23.4
Mid-Cap Growth	15.7
Large-Cap Value	13.0
Mid-Cap Value	11.6
Large-Cap Growth	9.9

16

Manager's Analysis (Continued)

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Industrial Sector IntellidexSM Index	(5.81)%	19.12%	2.22%	4.55%	27.99%
S&P Industrials Index	(2.05)%	21.62%	1.29%	3.26%	19.60%
Dow Jones U.S. Industrials Index	(0.92)%	22.45%	2.36%	4.73%	29.42%
S&P 500® Index	4.73%	19.45%	1.00%	2.99%	17.88%
Fund
NAV Return	(6.91)%	17.94%	1.30%	3.64%	21.91%
Share Price Return	(7.00)%	17.97%	1.28%	3.63%	21.88%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.88%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Industrials Index, Dow Jones U.S. Industrials Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 61, 241 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

17

Manager's Analysis

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

The PowerShares Dynamic Technology Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Technology Sector IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action and value. The Index is comprised of stocks of 60 U.S. technology companies. These are companies that are principally engaged in business of providing technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors and communication technologies.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (1.34)%. On a Net Asset Value ("NAV") basis, the Fund returned (1.34)%. During the same reporting period, the Index returned (0.63)%, while the S&P 500® Information Technology Index returned 14.59%, the Dow Jones U.S. Technology Index returned 12.02% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in computers & peripherals, IT services, and internet software & services industries. The Fund was hurt most from negative performance of securities of companies in semiconductors & semiconductor equipment, electronic equipment instruments & components, and communications equipment industries.

At the single stock level, the Fund benefited most from exposure to Seagate Technology PLC (portfolio average weight of 1.11%), Liquidity Services, Inc. (portfolio average weight of 1.04%), and MasterCard, Inc. (portfolio average weight of 2.34%). The leading detractors to the Fund were Atmel Corp., TeleNav, Inc., and Micron Technology, Inc., (these securities are no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Computers	22.7
Software	17.1
Commercial Services	13.4
Electronics	11.7
Internet	11.4
Semiconductors	9.5
Telecommunications	8.9
Banks	1.4
Distribution/Wholesale	1.4
Home Furnishings	1.3
Machinery-Diversified	1.2
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Growth	28.6
Large-Cap Growth	28.0
Small-Cap Value	15.6
Mid-Cap Growth	14.9
Mid-Cap Value	8.9
Large-Cap Value	4.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Seagate Technology PLC	2.7
Apple, Inc.	2.7
KLA-Tencor Corp.	2.7
MasterCard, Inc., Class A	2.7
Intel Corp.	2.6
Activision Blizzard, Inc.	2.6
Alliance Data Systems Corp.	2.6
F5 Networks, Inc.	2.6
International Business Machines Corp.	2.6
Visa, Inc., Class A	2.6
Total	26.4

18

Manager's Analysis (Continued)

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Technology Sector IntellidexSM Index	(0.63)%	17.32%	0.37%	1.92%	11.13%
S&P 500® Information Technology Index	14.59%	22.99%	6.62%	7.87%	52.66%
Dow Jones U.S. Technology Index	12.02%	23.21%	6.93%	8.16%	54.98%
S&P 500® Index	4.73%	19.45%	1.00%	2.99%	17.88%
Fund
NAV Return	(1.34)%	16.45%	(0.33)%	1.21%	6.91%
Share Price Return	(1.34)%	16.44%	(0.35)%	1.20%	6.87%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.91%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Information Technology Index, Dow Jones U.S. Technology Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 71, 484 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

19

Manager's Analysis

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

The PowerShares Dynamic Utilities Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Utilities IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action and value. The Index is comprised of stocks of 60 U.S. utilities companies. These companies are principally engaged in providing energy, water, natural gas or telecommunications services.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 0.02%. On a Net Asset Value ("NAV") basis, the Fund returned 0.26%. During the same reporting period, the Index returned 1.67%, while the S&P 500® Utilities Index returned 12.39%, the Dow Jones U.S. Utilities Index returned 14.30% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in multi-utilities, electric utilities, and media industries. The Fund was hurt most from negative performance of securities of companies in wireless telecommunication services, diversified telecommunication services, and software industries.

At the single stock level, the Fund benefited most from exposure to Crown Castle International Corp. (portfolio average weight of 2.37%), Comcast Corp. (no longer held at April 30, 2012), and Motorola Solutions, Inc. (portfolio average weight of 1.71%). The leading detractors to the Fund were Sprint Nextel Corp. (portfolio average weight of 1.89%), NII Holdings, Inc. (portfolio average weight of 1.23%), and Leap Wireless International, Inc. (portfolio average weight of 0.47%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Electric-Integrated	49.4
Telephone-Integrated	12.6
Wireless Equipment	6.9
Telecommunication Services	6.4
Gas-Distribution	5.4
Cellular Telecommunications	5.0
Cable/Satellite TV	3.2
Internet Connectivity Services	3.1
Networking Products	2.5
Satellite Telecommunications	1.5
Water	1.4
Electronic Components-Miscellaneous	1.3
Telecommunication Equipment	1.3
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
AT&T, Inc.	2.7
Crown Castle International Corp.	2.7
FirstEnergy Corp.	2.7
NextEra Energy, Inc.	2.6
Verizon Communications, Inc.	2.6
Motorola Solutions, Inc.	2.6
Southern Co. (The)	2.6
American Electric Power Co., Inc.	2.6
Public Service Enterprise Group, Inc.	2.6
Xcel Energy, Inc.	2.6
Total	26.3

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	32.4
Mid-Cap Value	20.6
Small-Cap Value	18.8
Small-Cap Growth	11.2
Large-Cap Growth	10.5
Mid-Cap Growth	6.5

20

Manager's Analysis (Continued)

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Utilities IntellidexSM Index	1.67%	13.54%	(0.09)%	5.23%	39.36%
S&P 500® Utilities Index	12.39%	16.45%	1.08%	6.08%	46.74%
Dow Jones U.S. Utilities Index	14.30%	17.12%	2.11%	6.55%	51.01%
S&P 500® Index	4.73%	19.45%	1.00%	4.46%	32.80%
Fund
NAV Return	0.26%	12.44%	(0.91)%	4.40%	32.36%
Share Price Return	0.02%	12.43%	(0.95)%	4.39%	32.27%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.89%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Utilities Index, Dow Jones U.S. Utilities Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 32, 67 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

21

Manager's Analysis

PowerShares NASDAQ Internet Portfolio (ticker: PNQI)

The PowerShares NASDAQ Internet Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ Internet IndexSM (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to track the performance of the largest and most liquid U.S.-listed companies engaged in internet-related businesses and that are listed on one of the major U.S. stock exchanges. The Index employs a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (0.77)%. On a Net Asset Value ("NAV") basis, the Fund returned (0.70)%. During the same reporting period, the Index returned (0.14)%, while the NASDAQ-100® Index returned 14.47% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the consumer discretionary sector. The Fund was hurt most from negative performance of securities of companies in the information technology sector.

At the single stock level, the Fund benefited most from exposure to Priceline.com, Inc. (portfolio average weight of 8.41%), Equinix, Inc. (portfolio average weight of 3.16%), and eBay, Inc. (portfolio average weight of 8.30%). The leading detractors to the Fund were SINA Corp. (portfolio average weight of 3.15%), Netflix, Inc. (portfolio average weight of 3.33%), and Groupon, Inc. (portfolio average weight of 0.33%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Web Portals/ISP	25.7
E-Commerce/Products	24.3
E-Commerce/Services	17.5
Web Hosting/Design	8.5
Internet Security	4.2
Computer Software	3.5
E-Marketing/Information	3.0
Internet Content-Entertainment	2.4
Enterprise Software/Services	1.7
Computer Services	1.2
Internet Content-Information/News	1.1
Internet Application Software	1.1
Internet Incubators	1.1
Internet Connectivity Services	1.0
Printing-Commercial	0.7
Internet Content-Information/Network	0.6
Human Resources	0.5
E-Services/Consulting	0.5
Networking Products	0.5
Communications Software	0.4
Consulting Services	0.4
Retail-Pet Food & Supplies	0.1
Money Market Fund	9.2
Liabilities in excess of other assets	(9.2)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Amazon.com, Inc.	9.9
Priceline.com, Inc.	9.3
eBay, Inc.	8.8
Google, Inc., Class A	7.5
Baidu, Inc. ADR	7.4
Yahoo!, Inc.	4.0
Rackspace Hosting, Inc.	3.9
Equinix, Inc.	3.9
VeriSign, Inc.	3.3
Akamai Technologies, Inc.	3.0
Total	61.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	53.2
Mid-Cap Growth	26.0
Small-Cap Growth	16.8
Mid-Cap Value	2.6
Small-Cap Value	1.4
Large-Cap Value	—

22

Manager's Analysis (Continued)

PowerShares NASDAQ Internet Portfolio (ticker: PNQI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2012
	Avg Ann††		Fund Inception†
	1 Year	3 Years	Avg Ann††	Cumulative
Index
NASDAQ Internet IndexSM	(0.14)%	32.74%	15.55%	75.29%
NASDAQ-100® Index	14.47%	26.03%	4.90%	20.62%
S&P 500® Index	4.73%	19.45%	2.20%	8.89%
Fund
NAV Return	(0.70)%	31.93%	14.90%	71.46%
Share Price Return	(0.77)%	31.95%	14.44%	68.79%

Fund Inception: June 12, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. According to the Fund's current prospectus, the Fund's expense ratio of 0.60% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ-100® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

23

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PYZ	PowerShares Dynamic Basic Materials Sector Portfolio	10/12/06	1,398	604	21	4	—	—	—
PEZ	PowerShares Dynamic Consumer Discretionary Sector Portfolio	10/12/06	1,398	515	17	4	—	—	2
PSL	PowerShares Dynamic Consumer Staples Sector Portfolio	10/12/06	1,398	515	15	6	—	—	2
PXI	PowerShares Dynamic Energy Sector Portfolio	10/12/06	1,398	591	16	8	2	—	—
PFI	PowerShares Dynamic Financial Sector Portfolio	10/12/06	1,398	548	27	8	1	1	1
PTH	PowerShares Dynamic Healthcare Sector Portfolio	10/12/06	1,398	439	13	12	—	—	—
PRN	PowerShares Dynamic Industrials Sector Portfolio	10/12/06	1,398	572	14	8	—	—	1
PTF	PowerShares Dynamic Technology Sector Portfolio	10/12/06	1,398	516	57	9	1	1	1
PUI	PowerShares Dynamic Utilities Portfolio	10/26/05	1,640	648	30	5	1	1	1
PNQI	PowerShares NASDAQ Internet Portfolio	6/12/08	946	424	9	5	1	2	2

24

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PYZ	747	19	3	—	—	—
PEZ	848	10	1	—	—	1
PSL	850	9	1	—	—	—
PXI	759	14	6	1	—	1
PFI	776	23	6	4	2	1
PTH	922	12	—	—	—	—
PRN	788	15	—	—	—	—
PTF	791	18	2	—	—	2
PUI	934	18	—	—	1	1
PNQI	494	7	1	—	—	1

25

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

In pursuing its investment objectives, PowerShares Dynamic Financial Sector Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The effect of such expenses are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Basic Materials Sector Portfolio (PYZ) Actual	$1,000.00	$1,168.19	0.65%	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ) Actual	$1,000.00	$1,172.77	0.65%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Consumer Staples Sector Portfolio (PSL) Actual	$1,000.00	$1,076.62	0.65%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27

26

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Sector Portfolio (PXI) Actual	$1,000.00	$1,048.10	0.65%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Financial Sector Portfolio (PFI) Actual	$1,000.00	$1,133.88	0.65%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Healthcare Sector Portfolio (PTH) Actual	$1,000.00	$1,140.58	0.65%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Industrials Sector Portfolio (PRN) Actual	$1,000.00	$1,100.59	0.65%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Technology Sector Portfolio (PTF) Actual	$1,000.00	$1,132.84	0.65%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Utilities Portfolio (PUI) Actual	$1,000.00	$1,056.98	0.63%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares NASDAQ Internet Portfolio (PNQI) Actual	$1,000.00	$1,144.28	0.60%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

27

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Agricultural Chemicals—4.2%
8,974	CF Industries Holdings, Inc.	$1,732,521
4,085	Terra Nitrogen Co. LP	1,094,780
		2,827,301
	Chemicals - Diversified—20.4%
34,013	Celanese Corp., Series A	1,648,270
61,822	Chemtura Corp.(a)	1,052,210
32,362	E.I. du Pont de Nemours & Co.	1,730,073
16,740	FMC Corp.	1,848,933
65,377	Huntsman Corp.	925,738
17,696	Innophos Holdings, Inc.	870,112
29,794	Innospec, Inc.(a)	900,673
41,995	Olin Corp.	880,215
17,998	PPG Industries, Inc.	1,894,110
16,610	Rockwood Holdings, Inc.(a)	919,197
15,584	Westlake Chemical Corp.	996,597
		13,666,128
	Chemicals - Other—1.9%
51,744	American Vanguard Corp.	1,293,600
	Chemicals - Plastics—2.5%
33,455	A. Schulman, Inc.	823,327
63,617	PolyOne Corp.	881,732
		1,705,059
	Chemicals - Specialty—21.0%
13,581	Albemarle Corp.	886,839
14,245	Ashland, Inc.	938,318
21,909	Cabot Corp.	944,935
15,366	Cytec Industries, Inc.	976,817
30,675	Eastman Chemical Co.	1,655,530
29,384	H.B. Fuller Co.	966,734
21,925	Hawkins, Inc.	761,455
31,125	Kraton Performance Polymers, Inc.(a)	809,250
4,861	NewMarket Corp.	1,085,073
30,043	OM Group, Inc.(a)	724,637
23,814	Sensient Technologies Corp.	884,690
10,448	Stepan Co.	949,305
27,960	Valhi, Inc.	1,511,238
15,840	W.R. Grace & Co.(a)	944,222
		14,039,043
	Coal—1.4%
62,250	SunCoke Energy, Inc.(a)	947,445
	Coatings/Paint—5.8%
39,589	Kronos Worldwide, Inc.	939,843
16,325	Sherwin-Williams Co. (The)	1,963,571
19,456	Valspar Corp. (The)	995,174
		3,898,588

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Containers - Metal/Glass—3.9%
41,483	Ball Corp.	$1,732,330
36,664	Owens-Illinois, Inc.(a)	852,438
		2,584,768
	Containers - Paper/Plastic—2.7%
28,883	Bemis Co., Inc.	935,520
31,050	Packaging Corp. of America	906,350
		1,841,870
	Diversified Manufacturing Operations—2.7%
23,802	Koppers Holdings, Inc.	925,422
25,190	LSB Industries, Inc.(a)	854,445
		1,779,867
	Gold Mining—1.9%
26,345	Newmont Mining Corp.	1,255,339
	Industrial Gases—2.8%
20,158	Airgas, Inc.	1,847,279
	Metal Processors & Fabricators—1.3%
14,020	Haynes International, Inc.	874,427
	Metal - Aluminum—1.3%
79,984	Noranda Aluminum Holding Corp.	849,430
	Metal - Copper—4.6%
37,505	Freeport-McMoRan Copper & Gold, Inc.	1,436,441
49,618	Southern Copper Corp.	1,631,440
		3,067,881
	Metal - Iron—2.3%
24,268	Cliffs Natural Resources, Inc.	1,510,926
	Paper & Related Products—9.0%
117,993	Boise, Inc.	901,467
26,113	Buckeye Technologies, Inc.	846,322
9,497	Domtar Corp.	830,798
50,114	International Paper Co.	1,669,297
57,178	P.H. Glatfelter Co.	890,833
12,820	Schweitzer-Mauduit International, Inc.	869,452
		6,008,169
	Precious Metals—1.0%
31,640	Coeur d'Alene Mines Corp.(a)	681,842
	Rubber/Plastic Products—1.6%
66,050	Myers Industries, Inc.	1,091,807
	Steel - Producers—7.7%
17,415	Carpenter Technology Corp.	969,319
67,590	Metals USA Holdings Corp.(a)	1,019,257
37,548	Nucor Corp.	1,472,257

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,419	Reliance Steel & Aluminum Co.	$917,658
60,776	Steel Dynamics, Inc.	776,110
		5,154,601
	Total Common Stocks and Other Equity Interests (Cost $61,949,774)	66,925,370
	Money Market Fund—0.2%
107,568	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $107,568)	107,568
	Total Investments (Cost $62,057,342)—100.2%	67,032,938
	Liabilities in excess of other assets—(0.2%)	(109,407)
	Net Assets—100.0%	$66,923,531

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

29

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Advertising—1.3%
7,801	Lamar Advertising Co., Class A(a)	$248,228
	Apparel—3.5%
6,138	Coach, Inc.	449,056
4,946	Oxford Industries, Inc.	237,359
		686,415
	Auto Parts & Equipment—3.3%
5,465	Dorman Products, Inc.(a)	261,118
9,870	Standard Motor Products, Inc.	148,741
4,692	Visteon Corp.(a)	235,397
		645,256
	Commercial Services—4.8%
8,836	Apollo Group, Inc., Class A(a)	311,204
9,436	Bridgepoint Education, Inc.(a)	203,440
3,386	ITT Educational Services, Inc.(a)	223,544
10,003	Valassis Communications, Inc.(a)	200,060
		938,248
	Distribution/Wholesale—3.7%
7,425	Genuine Parts Co.	480,992
6,621	Pool Corp.	244,381
		725,373
	Electronics—2.3%
9,617	Garmin Ltd. (Switzerland)	453,249
	Entertainment—4.4%
8,756	Cedar Fair LP	272,399
4,592	Churchill Downs, Inc.	272,581
16,864	Shuffle Master, Inc.(a)	297,987
		842,967
	Home Furnishings—4.9%
10,303	Ethan Allen Interiors, Inc.	239,030
17,378	La-Z-Boy, Inc.(a)	261,886
8,773	Select Comfort Corp.(a)	253,364
3,243	Tempur-Pedic International, Inc.(a)	190,818
		945,098
	Leisure Time—3.0%
6,913	Arctic Cat, Inc.(a)	305,831
10,401	Brunswick Corp.	273,442
		579,273
	Lodging—1.5%
5,708	Wyndham Worldwide Corp.	287,341
	Media—10.4%
5,550	AMC Networks, Inc., Class A(a)	235,875
16,041	DISH Network Corp., Class A	512,831
16,521	Gannett Co., Inc.	228,320

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,924	Knology, Inc.(a)	$309,722
10,038	McGraw-Hill Cos., Inc. (The)	493,568
8,084	Scholastic Corp.	246,966
		2,027,282
	Miscellaneous Manufacturing—2.9%
10,775	Hillenbrand, Inc.	225,629
5,758	Sturm Ruger & Co., Inc.	328,609
		554,238
	Retail—52.3%
2,971	Advance Auto Parts, Inc.	272,738
15,065	AFC Enterprises, Inc.(a)	257,310
9,838	Asbury Automotive Group, Inc.(a)	274,677
13,300	Ascena Retail Group, Inc.(a)	272,384
1,280	AutoZone, Inc.(a)	507,085
12,847	Bravo Brio Restaurant Group, Inc.(a)	259,509
9,454	Brinker International, Inc.	297,517
2,935	Buffalo Wild Wings, Inc.(a)	246,100
4,178	Coinstar, Inc.(a)	262,337
4,499	Cracker Barrel Old Country Store, Inc.	258,782
5,261	Dollar Tree, Inc.(a)	534,833
8,811	Foot Locker, Inc.	269,528
11,055	GameStop Corp., Class A	251,612
20,467	Gap, Inc. (The)	583,310
7,795	GNC Holdings, Inc., Class A	304,473
5,190	Hibbett Sports, Inc.(a)	309,947
9,835	Home Depot, Inc. (The)	509,355
12,465	Macy's, Inc.	511,314
4,592	McDonald's Corp.	447,490
5,393	O'Reilly Automotive, Inc.(a)	568,746
6,815	Papa John's International, Inc.(a)	274,508
4,588	PetSmart, Inc.	267,297
15,285	Pier 1 Imports, Inc.	262,596
8,752	Ross Stores, Inc.	539,036
10,775	Sally Beauty Holdings, Inc.(a)	286,615
12,844	TJX Cos., Inc. (The)	535,723
2,980	Tractor Supply Co.	293,262
7,037	Yum! Brands, Inc.	511,801
		10,169,885
	Toys/Games/Hobbies—1.7%
35,194	LeapFrog Enterprises, Inc.(a)	328,712
	Total Common Stocks and Other Equity Interests (Cost $16,557,376)	19,431,565

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

April 30, 2012

Number of Shares		Value
	Money Market Fund—0.5%
94,881	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $94,881)	$94,881
	Total Investments (Cost $16,652,257)—100.5%	19,526,446
	Liabilities in excess of other assets—(0.5%)	(89,592)
	Net Assets—100.0%	$19,436,854

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

31

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—17.0%
32,570	Altria Group, Inc.	$1,049,080
11,744	Andersons, Inc. (The)	591,898
30,550	Archer-Daniels-Midland Co.	941,856
7,823	Bunge Ltd.	504,583
4,101	Lorillard, Inc.	554,824
11,760	Philip Morris International, Inc.	1,052,638
23,650	Reynolds American, Inc.	965,629
11,140	Universal Corp.	510,546
28,656	Vector Group Ltd.	497,182
		6,668,236
	Beverages—12.5%
6,551	Brown-Forman Corp., Class B	565,679
14,147	Coca-Cola Co. (The)	1,079,699
24,631	Constellation Brands, Inc., Class A(a)	532,029
13,767	Dr Pepper Snapple Group, Inc.	558,665
12,096	Molson Coors Brewing Co., Class B	502,952
9,460	Monster Beverage Corp.(a)	614,522
15,429	PepsiCo, Inc.	1,018,314
		4,871,860
	Cosmetics/Personal Care—7.9%
14,100	Elizabeth Arden, Inc.(a)	549,618
17,183	Estee Lauder Cos., Inc. (The), Class A	1,122,909
30,799	Inter Parfums, Inc.	485,084
14,636	Procter & Gamble Co. (The)	931,435
		3,089,046
	Electrical Components & Equipment—1.3%
6,870	Energizer Holdings, Inc.(a)	490,037
	Food—38.2%
23,109	B&G Foods, Inc.	513,944
19,097	Calavo Growers, Inc.	547,702
13,584	Cal-Maine Foods, Inc.	489,432
15,760	Campbell Soup Co.	533,161
19,794	ConAgra Foods, Inc.	511,081
9,342	Corn Products International, Inc.	533,055
43,194	Dean Foods Co.(a)	530,422
21,141	Fresh Del Monte Produce, Inc.	489,837
25,590	General Mills, Inc.	995,195
12,710	Harris Teeter Supermarkets, Inc.	482,599
31,605	Ingles Markets, Inc., Class A	549,611
18,507	Kellogg Co.	935,899
25,774	Kraft Foods, Inc., Class A	1,027,609
22,569	Kroger Co. (The)	525,181
7,820	Lancaster Colony Corp.	509,942
25,384	Safeway, Inc.	516,057
26,210	Sara Lee Corp.	577,668
22,569	Smithfield Foods, Inc.(a)	473,046
23,842	Snyders-Lance, Inc.	617,031
29,207	Spartan Stores, Inc.	532,444
79,892	SUPERVALU, Inc.	474,558

Number of Shares		Value
	Common Stocks (Continued)
33,376	Sysco Corp.	$964,566
27,977	Tyson Foods, Inc., Class A	510,580
12,401	Weis Markets, Inc.	553,085
6,551	Whole Foods Market, Inc.	544,192
		14,937,897
	Household Products/Wares—5.5%
7,837	Clorox Co. (The)	549,374
13,595	Kimberly-Clark Corp.	1,066,800
12,205	WD-40 Co.	550,201
		2,166,375
	Pharmaceuticals—2.9%
7,995	Herbalife Ltd. (Cayman Islands)	562,208
6,810	Mead Johnson Nutrition Co.	582,664
		1,144,872
	Retail—14.7%
10,223	Casey's General Stores, Inc.	576,066
11,568	Costco Wholesale Corp.	1,019,950
22,168	CVS Caremark Corp.	989,136
9,864	Nu Skin Enterprises, Inc., Class A	525,751
7,874	PriceSmart, Inc.	649,920
344,988	Rite Aid Corp.(a)	500,233
19,677	Susser Holdings Corp.(a)	525,179
16,603	Wal-Mart Stores, Inc.	978,083
		5,764,318
	Total Common Stocks (Cost $33,756,774)	39,132,641
	Money Market Fund—0.3%
101,192	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $101,192)	101,192
	Total Investments (Cost $33,857,966)—100.3%	39,233,833
	Liabilities in excess of other assets—(0.3%)	(102,605)
	Net Assets—100.0%	$39,131,228

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

32

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio (PXI)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Coal—3.9%
42,383	Alliance Holdings GP LP	$1,896,639
29,474	Alliance Resource Partners LP	1,903,431
114,586	Cloud Peak Energy, Inc.(a)	1,763,479
		5,563,549
	Energy - Alternate Sources—1.0%
182,637	Green Plains Renewable Energy, Inc.(a)	1,459,270
	Oil & Gas Drilling—5.9%
33,342	Helmerich & Payne, Inc.	1,713,445
93,733	Nabors Industries Ltd. (Bermuda)(a)	1,560,655
318,779	Parker Drilling Co.(a)	1,648,088
103,014	Patterson-UTI Energy, Inc.	1,665,736
41,360	Unit Corp.(a)	1,747,460
		8,335,384
	Oil Companies - Exploration & Production—20.5%
34,363	Apache Corp.	3,296,786
24,201	Cimarex Energy Co.	1,672,531
22,809	Clayton Williams Energy, Inc.(a)	1,677,374
32,624	Contango Oil & Gas Co.(a)	1,770,178
100,009	Denbury Resources, Inc.(a)	1,904,171
118,615	Energy Partners Ltd.(a)	1,931,052
38,697	EQT Corp.	1,927,885
61,434	GeoResources, Inc.(a)	2,316,676
36,914	Occidental Petroleum Corp.	3,367,295
75,850	Pioneer Southwest Energy Partners LP	2,151,865
92,983	QR Energy LP	1,743,431
39,621	Rosetta Resources, Inc.(a)	1,991,748
59,561	Stone Energy Corp.(a)	1,670,686
77,942	W&T Offshore, Inc.	1,540,913
		28,962,591
	Oil Companies - Integrated—15.1%
35,147	Chevron Corp.	3,745,264
66,208	ConocoPhillips(a)(b)	3,638,130
43,896	Exxon Mobil Corp.	3,789,981
109,507	Marathon Oil Corp.	3,212,935
89,451	Marathon Petroleum Corp.	3,722,056
59,201	Murphy Oil Corp.	3,254,279
		21,362,645
	Oil Field Machinery & Equipment—2.4%
44,559	National Oilwell Varco, Inc.	3,375,790
	Oil Refining & Marketing—10.2%
70,268	CVR Energy, Inc.(a)	2,133,336
157,585	Delek US Holdings, Inc.	2,568,636
61,705	HollyFrontier Corp.	1,901,748
75,494	Tesoro Corp.(a)	1,755,236
157,190	Valero Energy Corp.	3,882,593
114,024	Western Refining, Inc.	2,172,157
		14,413,706

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Oil - Field Services—11.3%
95,619	C&J Energy Services, Inc.(a)	$1,802,418
16,368	Core Laboratories NV (Netherlands)	2,242,088
48,633	Hornbeck Offshore Services, Inc.(a)	2,024,592
37,356	Oceaneering International, Inc.	1,928,690
24,410	Oil States International, Inc.(a)	1,942,548
190,570	RPC, Inc.	1,970,494
21,155	SEACOR Holdings, Inc.(a)	1,965,934
45,510	Targa Resources Corp.	2,188,576
		16,065,340
	Pipelines—26.7%
146,442	Crosstex Energy, Inc.	2,181,986
73,941	Enterprise Products Partners LP	3,810,919
115,339	Kinder Morgan, Inc.	4,140,670
34,853	MarkWest Energy Partners LP	2,096,408
220,125	Niska Gas Storage Partners LLC, Class U	2,795,587
57,545	NuStar GP Holdings LLC	1,930,635
64,643	Oiltanking Partners LP	1,892,747
62,829	ONEOK Partners LP	3,503,345
46,618	Plains All American Pipeline LP	3,819,413
120,827	Spectra Energy Corp.	3,714,222
50,329	Targa Resources Partners LP	2,165,657
46,564	Western Gas Partners LP	2,177,333
62,410	Williams Partners LP	3,584,830
		37,813,752
	Retail - Petroleum Products—1.5%
47,777	World Fuel Services Corp.	2,105,055
	Transportation - Services—1.5%
43,046	Bristow Group, Inc.	2,102,797
	Total Common Stocks and Other Equity Interests (Cost $141,499,315)	141,559,879
	Money Market Fund—0.1%
105,115	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $105,115)	105,115
	Total Investments (Cost $141,604,430)—100.1%	141,664,994
	Liabilities in excess of other assets—(0.1%)	(103,127)
	Net Assets—100.0%	$141,561,867

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  When-issued security.

See Notes to Financial Statements.

33

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio (PFI)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Commercial Banks - Central U.S.—8.2%
9,634	1st Source Corp.	$218,595
10,468	Chemical Financial Corp.	231,029
4,315	Cullen/Frost Bankers, Inc.	254,412
14,602	First Financial Bancorp.	245,460
12,906	International Bancshares Corp.	254,635
7,484	Texas Capital Bancshares, Inc.(a)	282,222
		1,486,353
	Commercial Banks - Eastern U.S.—2.5%
37,419	CapitalSource, Inc.	241,353
11,354	S&T Bancorp, Inc.	212,547
		453,900
	Commercial Banks - Southern U.S.—12.3%
8,355	Bank of the Ozarks, Inc.	258,169
15,265	BB&T Corp.	489,091
7,062	City Holding Co.	235,518
7,805	Community Trust Bancorp, Inc.	249,370
9,741	Home BancShares, Inc.	283,853
14,681	Pinnacle Financial Partners, Inc.(a)	268,662
9,323	Republic Bancorp, Inc., Class A	219,370
9,200	Simmons First National Corp., Class A	223,928
		2,227,961
	Commercial Banks - Western U.S.—4.1%
11,307	Columbia Banking System, Inc.	231,681
7,676	First Republic Bank(a)	253,538
12,919	Zions Bancorp.	263,418
		748,637
	Commercial Services - Finance—2.6%
11,575	Moody's Corp.	473,996
	Fiduciary Banks—1.4%
26,141	Boston Private Financial Holdings, Inc.	243,634
	Finance - Auto Loans—1.3%
2,487	Credit Acceptance Corp.(a)	233,853
	Finance - Consumer Loans—5.0%
15,847	Ocwen Financial Corp.(a)	236,279
27,796	SLM Corp.	412,215
3,799	World Acceptance Corp.(a)	252,671
		901,165
	Finance - Credit Card—5.6%
8,438	American Express Co.	508,052
14,906	Discover Financial Services	505,313
		1,013,365
	Finance - Other Services—2.4%
3,220	IntercontinentalExchange, Inc.(a)	428,389

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Insurance Brokers—1.5%
7,113	Arthur J. Gallagher & Co.	$267,164
	Investment Management/Advisor Services—9.2%
9,733	Epoch Holding Corp.	262,791
18,088	Invesco Ltd.(b)	449,306
15,526	National Financial Partners Corp.(a)	229,008
7,374	T. Rowe Price Group, Inc.	465,410
3,107	Virtus Investment Partners, Inc.(a)	262,231
		1,668,746
	Life/Health Insurance—14.2%
9,595	Aflac, Inc.	432,159
20,137	American Equity Investment Life Holding Co.	246,880
5,510	Delphi Financial Group, Inc., Class A	250,264
9,787	Lincoln National Corp.	242,424
16,159	Principal Financial Group, Inc.	447,120
8,708	Protective Life Corp.	254,796
7,367	Prudential Financial, Inc.	445,998
5,030	Torchmark Corp.	245,011
		2,564,652
	Multi-line Insurance—11.6%
6,154	ACE Ltd.	467,519
3,339	American National Insurance Co.	234,398
5,715	Assurant, Inc.	230,543
15,735	CNA Financial Corp.	481,806
14,213	Horace Mann Educators Corp.	249,438
11,918	MetLife, Inc.	429,406
		2,093,110
	Property/Casualty Insurance—11.2%
10,490	AMERISAFE, Inc.(a)	280,293
8,897	AmTrust Financial Services, Inc.	242,354
13,947	Fidelity National Financial, Inc., Class A	268,759
16,044	First American Financial Corp.	268,737
16,138	OneBeacon Insurance Group Ltd., Class A	229,644
2,752	ProAssurance Corp.	242,423
3,432	RLI Corp.	236,396
6,771	W.R. Berkley Corp.	254,996
		2,023,602
	REITs - Diversified—2.5%
7,014	American Tower Corp. REIT	459,978
	Savings & Loans/Thrifts - Eastern U.S.—1.6%
18,999	Oritani Financial Corp.	281,565
	Super - Regional Banks - U.S.—2.8%
15,664	U.S. Bancorp	503,911
	Total Investments (Cost $16,493,988)—100.0%	18,073,981
	Liabilities in excess of other assets—(0.0%)	(2,877)
	Net Assets—100.0%	$18,071,104

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares Dynamic Financial Sector Portfolio (PFI)

April 30, 2012

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

35

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—14.7%
10,839	Alexion Pharmaceuticals, Inc.(a)	$978,978
12,249	Celgene Corp.(a)	893,197
13,803	Charles River Laboratories International, Inc.(a)	490,421
20,267	Gilead Sciences, Inc.(a)	1,054,087
22,702	Medicines Co. (The)(a)	501,487
31,849	Momenta Pharmaceuticals, Inc.(a)	505,762
20,961	Myriad Genetics, Inc.(a)	545,196
77,574	PDL BioPharma, Inc.	487,940
		5,457,068
	Commercial Services—2.7%
8,018	Chemed Corp.	483,806
19,645	PAREXEL International Corp.(a)	529,236
		1,013,042
	Distribution/Wholesale—1.4%
5,647	MWI Veterinary Supply, Inc.(a)	533,077
	Electronics—2.7%
2,765	Mettler-Toledo International, Inc.(a)	495,820
18,368	PerkinElmer, Inc.	506,957
		1,002,777
	Healthcare - Products—24.3%
2,377	Atrion Corp.	548,231
35,867	Conceptus, Inc.(a)	673,224
16,695	CONMED Corp.	477,310
6,313	Cooper Cos., Inc. (The)	556,617
13,523	Cyberonics, Inc.(a)	517,931
6,695	Henry Schein, Inc.(a)	513,775
10,941	ICU Medical, Inc.(a)	574,293
5,686	IDEXX Laboratories, Inc.(a)	499,970
1,789	Intuitive Surgical, Inc.(a)	1,034,400
15,568	Patterson Cos., Inc.	530,713
17,007	ResMed, Inc.(a)	578,408
48,064	Staar Surgical Co.(a)	527,262
14,283	Thoratec Corp.(a)	497,191
29,624	Wright Medical Group, Inc.(a)	551,895
14,745	Zimmer Holdings, Inc.	927,903
		9,009,123
	Healthcare - Services—23.4%
19,563	Aetna, Inc.	861,554
18,895	AmSurg Corp.(a)	543,420
10,232	Centene Corp.(a)	405,085
19,926	Community Health Systems, Inc.(a)	484,999
5,764	DaVita, Inc.(a)	510,575
34,305	HCA Holdings, Inc.	923,491
10,307	Humana, Inc.	831,569
18,531	Lincare Holdings, Inc.	452,156
10,253	Magellan Health Services, Inc.(a)	454,003
10,682	National Healthcare Corp.	487,099

Number of Shares		Value
	Common Stocks (Continued)
20,676	Triple-S Management Corp., Class B(a)	$435,437
16,483	UnitedHealth Group, Inc.	925,520
7,037	WellCare Health Plans, Inc.(a)	430,524
13,876	WellPoint, Inc.	941,070
		8,686,502
	Internet—1.4%
22,630	HealthStream, Inc.(a)	518,680
	Pharmaceuticals—25.9%
10,493	Allergan, Inc.	1,007,328
24,332	AmerisourceBergen Corp.	905,394
28,138	Bristol-Myers Squibb Co.	938,965
28,408	Forest Laboratories, Inc.(a)	989,451
12,693	Hi-Tech Pharmacal Co., Inc.(a)	413,665
11,187	McKesson Corp.	1,022,604
14,799	Medicis Pharmaceutical Corp., Class A	569,317
14,399	Omnicare, Inc.	501,661
20,298	Pharmacyclics, Inc.(a)	559,413
40,514	PharMerica Corp.(a)	480,901
12,862	Questcor Pharmaceuticals, Inc.(a)	577,504
15,764	ViroPharma, Inc.(a)	342,867
30,640	Warner Chilcott PLC, Class A (Ireland)(a)	666,420
8,601	Watson Pharmaceuticals, Inc.(a)	648,171
		9,623,661
	Software—3.5%
25,633	Allscripts Healthcare Solutions, Inc.(a)	284,014
12,436	Cerner Corp.(a)	1,008,435
		1,292,449
	Total Common Stocks (Cost $33,521,934)	37,136,379
	Money Market Fund—0.4%
128,698	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $128,698)	128,698
	Total Investments (Cost $33,650,632)—100.4%	37,265,077
	Liabilities in excess of other assets—(0.4%)	(131,240)
	Net Assets—100.0%	$37,133,837

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

36

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio (PRN)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—18.1%
8,874	BE Aerospace, Inc.(a)	$417,344
10,896	Curtiss-Wright Corp.	384,520
5,991	Goodrich Corp.	751,631
10,729	L-3 Communications Holdings, Inc.	789,011
8,422	Lockheed Martin Corp.	762,528
4,180	National Presto Industries, Inc.	308,150
12,584	Northrop Grumman Corp.	796,315
6,441	TransDigm Group, Inc.(a)	812,339
6,311	Triumph Group, Inc.	396,457
		5,418,295
	Airlines—15.8%
12,122	Alaska Air Group, Inc.(a)	409,723
8,497	Allegiant Travel Co.(a)	499,284
79,124	Delta Air Lines, Inc.(a)	867,199
35,123	SkyWest, Inc.	315,756
86,872	Southwest Airlines Co.	719,300
22,053	Spirit Airlines, Inc.(a)	529,713
36,945	United Continental Holdings, Inc.(a)	809,834
58,841	US Airways Group, Inc.(a)	603,709
		4,754,518
	Commercial Services—15.9%
5,223	Advisory Board Co. (The)(a)	476,129
30,972	Avis Budget Group, Inc.(a)	407,591
16,224	Deluxe Corp.	386,293
5,395	Dollar Thrifty Automotive Group, Inc.(a)	436,240
9,947	FTI Consulting, Inc.(a)	361,474
10,600	Huron Consulting Group, Inc.(a)	373,544
14,989	ICF International, Inc.(a)	373,826
29,590	Navigant Consulting, Inc.(a)	411,893
29,171	R.R. Donnelley & Sons Co.	364,929
22,825	RPX Corp.(a)	394,416
6,417	Towers Watson & Co., Class A	419,672
20,513	Viad Corp.	370,875
		4,776,882
	Computers—1.3%
24,052	Sykes Enterprises, Inc.(a)	381,224
	Distribution/Wholesale—2.5%
3,637	W.W. Grainger, Inc.	755,841
	Electrical Components & Equipment—2.6%
12,200	EnerSys(a)	426,390
15,244	Generac Holdings, Inc.(a)	367,075
		793,465
	Electronics—2.8%
14,743	Tyco International Ltd. (Switzerland)	827,525

Number of Shares		Value
	Common Stocks (Continued)
	Engineering & Construction—2.6%
8,758	Exponent, Inc.(a)	$418,632
8,822	URS Corp.	364,437
		783,069
	Hand/Machine Tools—1.3%
8,990	Kennametal, Inc.	379,648
	Holding Companies - Diversified—1.2%
24,851	Primoris Services Corp.	358,351
	Machinery - Diversified—8.7%
14,317	AGCO Corp.(a)	666,743
7,177	Cascade Corp.	337,821
6,193	Cummins, Inc.	717,335
3,969	NACCO Industries, Inc., Class A	450,363
5,576	Wabtec Corp.	433,701
		2,605,963
	Metal Fabricate/Hardware—1.3%
8,791	Mueller Industries, Inc.	401,837
	Miscellaneous Manufacturing—6.1%
14,864	Barnes Group, Inc.	392,410
12,959	Ceradyne, Inc.	328,122
17,600	ITT Corp.	395,296
27,272	Textron, Inc.	726,526
		1,842,354
	Textiles—1.6%
14,520	G&K Services, Inc., Class A	477,127
	Transportation—16.9%
74,242	Air Transport Services Group, Inc.(a)	393,482
22,256	Arkansas Best Corp.	341,407
14,271	Con-way, Inc.	463,807
8,357	FedEx Corp.	737,422
12,714	Forward Air Corp.	429,479
6,027	Kirby Corp.(a)	400,012
19,112	Marten Transport Ltd.	402,690
6,697	Union Pacific Corp.	753,011
9,858	United Parcel Service, Inc., Class B	770,304
16,571	Werner Enterprises, Inc.	391,407
		5,083,021
	Trucking & Leasing—1.3%
3,863	AMERCO	388,000
	Total Common Stocks (Cost $28,719,953)	30,027,120

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

April 30, 2012

Number of Shares		Value
	Money Market Fund—0.3%
79,253	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $79,253)	$79,253
	Total Investments (Cost $28,799,206)—100.3%	30,106,373
	Liabilities in excess of other assets—(0.3%)	(89,058)
	Net Assets—100.0%	$30,017,315

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio (PTF)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Banks—1.4%
10,827	Cass Information Systems, Inc.	$443,366
	Commercial Services—13.4%
6,322	Alliance Data Systems Corp.(a)	812,314
15,043	Cardtronics, Inc.(a)	396,533
14,568	Heartland Payment Systems, Inc.	443,887
1,854	MasterCard, Inc., Class A	838,509
22,830	TNS, Inc.(a)	465,732
19,139	Total System Services, Inc.	450,149
6,556	Visa, Inc., Class A	806,257
		4,213,381
	Computers—22.7%
1,475	Apple, Inc.(a)	861,754
71,846	Brocade Communications Systems, Inc.(a)	398,027
35,589	Cadence Design Systems, Inc.(a)	415,323
13,098	Computer Sciences Corp.	367,530
44,208	Dell, Inc.(a)	723,685
19,200	Insight Enterprises, Inc.(a)	389,952
3,896	International Business Machines Corp.	806,783
11,283	Lexmark International, Inc., Class A	339,618
9,025	Manhattan Associates, Inc.(a)	452,604
28,030	Seagate Technology PLC (Ireland)	862,203
10,886	Synaptics, Inc.(a)	334,309
22,156	Unisys Corp.(a)	413,431
19,370	Western Digital Corp.(a)	751,750
		7,116,969
	Distribution/Wholesale—1.4%
21,565	Ingram Micro, Inc., Class A(a)	419,655
	Electronics—11.7%
11,588	Avnet, Inc.(a)	418,095
9,466	FEI Co.(a)	474,909
58,619	Flextronics International Ltd. (Singapore)(a)	390,402
16,159	Jabil Circuit, Inc.	378,929
15,914	Multi-Fineline Electronix, Inc.(a)	421,562
7,844	OSI Systems, Inc.(a)	524,450
11,455	Plexus Corp.(a)	370,798
34,593	Sanmina-SCI Corp.(a)	307,878
7,340	Tech Data Corp.(a)	394,819
		3,681,842
	Home Furnishings—1.3%
36,201	TiVo, Inc.(a)	390,609
	Internet—11.4%
23,055	AOL, Inc.(a)	577,297
6,045	F5 Networks, Inc.(a)	809,607
9,301	IAC/InterActiveCorp.	447,843
35,054	InfoSpace, Inc.(a)	390,151
9,528	Liquidity Services, Inc.(a)	508,128

Number of Shares		Value
	Common Stocks (Continued)
16,085	Stamps.com, Inc.(a)	$466,948
79,302	United Online, Inc.	375,891
		3,575,865
	Machinery - Diversified—1.2%
37,729	Hollysys Automation Technologies Ltd. (British Virgin Islands)(a)	374,649
	Semiconductors—9.5%
28,860	Intel Corp.	819,624
16,137	KLA-Tencor Corp.	841,545
37,393	Kulicke & Soffa Industries, Inc.(a)	489,848
49,447	LSI Corp.(a)	397,554
9,290	Novellus Systems, Inc.(a)	434,307
		2,982,878
	Software—17.1%
63,603	Activision Blizzard, Inc.	818,571
19,854	Aspen Technology, Inc.(a)	392,712
8,044	CommVault Systems, Inc.(a)	418,851
40,143	Deltek, Inc.(a)	419,093
10,370	Fair Isaac Corp.	444,873
13,272	Intuit, Inc.	769,378
24,478	Microsoft Corp.	783,785
10,813	SolarWinds, Inc.(a)	507,238
10,234	SYNNEX Corp.(a)	389,813
10,863	Tyler Technologies, Inc.(a)	433,977
		5,378,291
	Telecommunications—8.9%
6,044	Anixter International, Inc.(a)	414,498
38,260	Cisco Systems, Inc.	770,939
12,806	Comtech Telecommunications Corp.	395,961
15,589	Motorola Solutions, Inc.	795,507
11,107	Plantronics, Inc.	425,620
		2,802,525
	Total Common Stocks (Cost $27,069,729)	31,380,030
	Money Market Fund—0.3%
93,144	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $93,144)	93,144
	Total Investments (Cost $27,162,873)—100.3%	31,473,174
	Liabilities in excess of other assets—(0.3%)	(86,373)
	Net Assets—100.0%	$31,386,801

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

39

Schedule of Investments

PowerShares Dynamic Utilities Portfolio (PUI)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Cable/Satellite TV—3.2%
20,611	DISH Network Corp., Class A	$658,934
37,617	Knology, Inc.(a)	731,650
		1,390,584
	Cellular Telecommunications—5.0%
55,631	Leap Wireless International, Inc.(a)	312,090
49,424	MetroPCS Communications, Inc.(a)	360,795
29,313	NII Holdings, Inc.(a)	410,235
240,320	Sprint Nextel Corp.(a)	595,994
13,104	United States Cellular Corp.(a)	513,939
		2,193,053
	Electric - Integrated—49.4%
13,712	Alliant Energy Corp.	620,331
18,412	Ameren Corp.	603,729
28,843	American Electric Power Co., Inc.	1,120,262
23,601	Avista Corp.	624,010
8,929	CH Energy Group, Inc.	585,921
14,971	Cleco Corp.	610,817
27,380	CMS Energy Corp.	629,466
18,495	Consolidated Edison, Inc.	1,099,528
21,205	Dominion Resources, Inc.	1,106,689
10,823	DTE Energy Co.	610,201
51,576	Duke Energy Corp.	1,105,274
17,976	El Paso Electric Co.	550,785
8,840	Entergy Corp.	579,550
24,694	FirstEnergy Corp.	1,156,173
14,460	IDACORP, Inc.	589,100
17,908	NextEra Energy, Inc.	1,152,380
16,830	NorthWestern Corp.	597,801
37,146	NV Energy, Inc.	618,481
12,494	Pinnacle West Capital Corp.	604,085
23,983	Portland General Electric Co.	619,481
20,269	Progress Energy, Inc.	1,078,716
35,762	Public Service Enterprise Group, Inc.	1,113,986
13,089	SCANA Corp.	603,665
24,434	Southern Co. (The)	1,122,498
16,544	UIL Holdings Corp.	568,617
17,271	Wisconsin Energy Corp.	636,264
41,097	Xcel Energy, Inc.	1,112,085
		21,419,895
	Electronic Components - Miscellaneous—1.3%
12,354	Garmin Ltd. (Switzerland)	582,244
	Gas - Distribution—5.4%
14,704	AGL Resources, Inc.	579,779
14,180	Laclede Group, Inc. (The)	558,408
25,067	NiSource, Inc.	617,902
29,904	Questar Corp.	590,604
		2,346,693

Number of Shares		Value
	Common Stocks (Continued)
	Internet Connectivity Services—3.1%
8,363	AboveNet, Inc.(a)	$695,551
34,017	Cogent Communications Group, Inc.(a)	637,138
		1,332,689
	Networking Products—2.5%
54,034	Cisco Systems, Inc.	1,088,785
	Satellite Telecommunications—1.5%
75,521	Iridium Communications, Inc.(a)	663,830
	Telecommunication Equipment—1.3%
18,086	Comtech Telecommunications Corp.	559,219
	Telecommunication Services—6.4%
31,160	Consolidated Communications Holdings, Inc.	602,946
50,691	Neutral Tandem, Inc.(a)	589,030
24,337	NTELOS Holdings Corp.	492,094
27,405	tw telecom, inc.(a)	596,881
239,351	Vonage Holdings Corp.(a)	488,276
		2,769,227
	Telephone - Integrated—12.6%
35,868	AT&T, Inc.	1,180,416
14,781	Atlantic Tele-Network, Inc.	503,441
27,261	CenturyLink, Inc.	1,051,184
157,035	Cincinnati Bell, Inc.(a)	596,733
54,860	General Communication, Inc., Class A(a)	416,936
28,533	Verizon Communications, Inc.	1,152,162
48,815	Windstream Corp.	548,681
		5,449,553
	Water—1.4%
17,499	American Water Works Co., Inc.	599,166
	Wireless Equipment—6.9%
20,709	Crown Castle International Corp.(a)	1,172,337
22,016	Motorola Solutions, Inc.	1,123,476
12,673	SBA Communications Corp., Class A(a)	681,047
		2,976,860
	Total Common Stocks (Cost $42,710,952)	43,371,798
	Money Market Fund—0.1%
61,596	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $61,596)	61,596
	Total Investments (Cost $42,772,548)—100.1%	43,433,394
	Liabilities in excess of other assets—(0.1%)	(39,916)
	Net Assets—100.0%	$43,393,478

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

40

Schedule of Investments

PowerShares NASDAQ Internet Portfolio (PNQI)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Communications Software—0.4%
20,077	Velti PLC (Jersey Islands)(a)	$239,920
	Computer Services—1.2%
8,181	Carbonite, Inc.(a)(b)	65,366
15,631	j2 Global, Inc.	403,749
17,338	LivePerson, Inc.(a)	275,327
		744,442
	Computer Software—3.5%
57,767	Akamai Technologies, Inc.(a)	1,883,204
15,779	Cornerstone OnDemand, Inc.(a)	327,888
		2,211,092
	Consulting Services—0.4%
6,532	Zillow, Inc.(a)(b)	227,771
	E-Commerce/Products—24.3%
27,134	Amazon.com, Inc.(a)	6,292,375
4,522	Blue Nile, Inc.(a)(b)	136,926
136,406	eBay, Inc.(a)	5,599,466
14,323	MercadoLibre, Inc. (Argentina)	1,385,607
17,987	Netflix, Inc.(a)	1,441,478
9,146	Nutrisystem, Inc.(b)	105,911
11,350	Shutterfly, Inc.(a)	353,212
4,886	Stamps.com, Inc.(a)	141,841
		15,456,816
	E-Commerce/Services—17.5%
13,954	Ancestry.com, Inc.(a)(b)	372,572
39,206	Expedia, Inc.(b)	1,671,352
123,535	Groupon, Inc.(a)(b)	1,323,060
24,490	IAC/InterActiveCorp.	1,179,194
12,839	Move, Inc.(a)	111,699
7,342	OpenTable, Inc.(a)(b)	328,408
33,788	Orbitz Worldwide, Inc.(a)	123,326
7,776	Priceline.com, Inc.(a)	5,916,136
29,350	United Online, Inc.	139,119
		11,164,866
	E-Marketing/Information—3.0%
11,041	comScore, Inc.(a)	219,937
9,839	Constant Contact, Inc.(a)	237,809
11,582	Digital River, Inc.(a)	217,857
9,931	Liquidity Services, Inc.(a)	529,620
14,699	QuinStreet, Inc.(a)	154,486
26,053	ValueClick, Inc.(a)	551,803
		1,911,512
	Enterprise Software/Services—1.7%
18,787	Open Text Corp. (Canada)(a)	1,051,884

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	E-Services/Consulting—0.5%
5,656	Keynote Systems, Inc.	$104,070
9,962	Perficient, Inc.(a)	119,644
9,697	Saba Software, Inc.(a)	94,255
		317,969
	Human Resources—0.5%
39,914	Monster Worldwide, Inc.(a)	344,458
	Internet Application Software—1.1%
13,588	DealerTrack Holdings, Inc.(a)	405,330
15,026	KIT Digital, Inc.(a)(b)	101,876
11,177	RealNetworks, Inc.	106,964
6,514	Vocus, Inc.(a)	84,226
		698,396
	Internet Connectivity Services—1.0%
9,866	21Vianet Group, Inc. ADR (Cayman Islands)(a)	129,540
10,806	Boingo Wireless, Inc.(a)	113,787
14,949	Cogent Communications Group, Inc.(a)	279,995
17,167	Internap Network Services Corp.(a)	120,856
		644,178
	Internet Content - Entertainment—2.4%
33,971	Limelight Networks, Inc.(a)	93,081
24,339	NetEase, Inc. ADR (China)(a)	1,468,128
		1,561,209
	Internet Content - Information/Network—0.6%
16,617	WebMD Health Corp.(a)	378,037
	Internet Content - Information/News—1.1%
18,534	Angie's List, Inc.(a)(b)	258,549
21,235	Dice Holdings, Inc.(a)	228,913
5,197	Travelzoo, Inc.(a)(b)	134,914
9,328	XO Group, Inc.(a)	86,471
		708,847
	Internet Incubators—1.1%
26,134	HomeAway, Inc.(a)	680,791
	Internet Security—4.2%
23,209	Qihoo 360 Technology Co. Ltd. ADR (Cayman Islands)(a)(b)	570,245
51,833	VeriSign, Inc.	2,130,855
		2,701,100
	Networking Products—0.5%
7,998	LogMeIn, Inc.(a)	288,008
	Printing - Commercial—0.7%
11,963	VistaPrint NV (Netherlands)(a)(b)	446,100

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares NASDAQ Internet Portfolio (PNQI)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Retail - Pet Food & Supplies—0.1%
6,621	PetMed Express, Inc.	$89,185
	Web Hosting/Design—8.5%
15,161	Equinix, Inc.(a)	2,489,436
20,950	NIC, Inc.	234,431
42,881	Rackspace Hosting, Inc.(a)	2,490,957
15,434	Web.com Group, Inc.(a)	199,870
		5,414,694
	Web Portals/ISP—25.7%
30,743	AOL, Inc.(a)	769,805
35,666	Baidu, Inc. ADR (China)(a)	4,732,878
34,580	EarthLink, Inc.	280,790
7,886	Google, Inc., Class A(a)	4,772,844
12,836	InfoSpace, Inc.(a)	142,865
21,388	SINA Corp. (China)(a)(b)	1,251,412
12,352	Sohu.com, Inc.(a)(b)	636,993
164,410	Yahoo!, Inc.(a)	2,554,931
52,698	Yandex NV, Class A (Netherlands)(a)	1,249,996
		16,392,514
	Total Investments (excluding investments purchased with cash collateral from securities on loan)—100.0% (Cost $55,691,360)	63,673,789
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—9.2%
5,852,125	Invesco Liquid Assets Portfolio - Institutional Class (Cost $5,852,125)(c)(d)	5,852,125
	Total Investments (Cost $61,543,485)—109.2%	69,525,914
	Liabilities in excess of other assets—(9.2%)	(5,847,743)
	Net Assets—100.0%	$63,678,171

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

This Fund has holdings greater than 10% of net assets in the following countries:

China	11.7%

See Notes to Financial Statements.

42

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Statements of Assets and Liabilities

April 30, 2012

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	PowerShares Dynamic Energy Sector Portfolio (PXI)	PowerShares Dynamic Financial Sector Portfolio (PFI)
ASSETS:
Unaffiliated investments, at value (a)	$67,032,938	$19,526,446	$39,233,833	$141,664,994	$17,624,675
Affiliated investments, at value (Note 4)	—	—	—	—	449,306
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	—	—
Total investments, at value	67,032,938	19,526,446	39,233,833	141,664,994	18,073,981
Receivables:
Dividends	59,775	5,558	41,002	86,403	7,324
Expense waivers	6,470	8,065	4,926	6,210	6,641
Investments sold	—	—	—	1,043,417	242,356
Affiliated securities lending dividends	—	—	—	—	—
Total Assets	67,099,183	19,540,069	39,279,761	142,801,024	18,330,302
LIABILITIES:
Due to custodian	1,254	1,027	1,120	1,686	155,170
Payables:
Investments purchased	34,481	—	22,864	1,056,782	—
Collateral upon return of securities loaned	—	—	—	—	—
Accrued advisory fees	27,127	8,177	15,960	59,303	7,667
Accrued expenses	112,790	94,011	108,589	121,386	96,361
Total Liabilities	175,652	103,215	148,533	1,239,157	259,198
NET ASSETS	$66,923,531	$19,436,854	$39,131,228	$141,561,867	$18,071,104
NET ASSETS CONSIST OF:
Shares of beneficial interest	$80,023,431	$25,035,039	$44,171,635	$161,395,968	$27,728,870
Undistributed net investment income (loss)	129,415	15,924	130,519	114,065	33,073
Undistributed net realized gain (loss)	(18,204,911)	(8,488,298)	(10,546,793)	(20,008,730)	(11,270,832)
Net unrealized appreciation	4,975,596	2,874,189	5,375,867	60,564	1,579,993
Net Assets	$66,923,531	$19,436,854	$39,131,228	$141,561,867	$18,071,104
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,750,000	650,000	1,200,000	3,500,000	900,000
Net asset value	$38.24	$29.90	$32.61	$40.45	$20.08
Share price	$38.20	$29.89	$32.60	$40.47	$20.07
Unaffiliated investments, at cost	$62,057,342	$16,652,257	$33,857,966	$141,604,430	$16,042,697
Affiliated investments, at cost	$—	$—	$—	$—	$451,291
Investments of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$—	$—
Total investments, at cost	$62,057,342	$16,652,257	$33,857,966	$141,604,430	$16,493,988
(a)Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$—

See Notes to Financial Statements.

44

	PowerShares Dynamic Healthcare Sector Portfolio (PTH)	PowerShares Dynamic Industrials Sector Portfolio (PRN)	PowerShares Dynamic Technology Sector Portfolio (PTF)	PowerShares Dynamic Utilities Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)
ASSETS:
Unaffiliated investments, at value (a)	$37,265,077	$30,106,373	$31,473,174	$43,433,394	$63,673,789
Affiliated investments, at value (Note 4)	—	—	—	—	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	—	5,852,125
Total investments, at value	37,265,077	30,106,373	31,473,174	43,433,394	69,525,914
Receivables:
Dividends	13,972	14,618	22,543	75,496	2
Expense waivers	8,430	7,848	5,056	5,385	—
Investments sold	611,767	—	—	—	—
Affiliated securities lending dividends	—	—	—	—	45,019
Total Assets	37,899,246	30,128,839	31,500,773	43,514,275	69,570,935
LIABILITIES:
Due to custodian	1,118	1,090	1,081	1,146	9,825
Payables:
Investments purchased	623,323	—	—	—	—
Collateral upon return of securities loaned	—	—	—	—	5,852,125
Accrued advisory fees	15,144	12,481	12,771	17,787	30,814
Accrued expenses	125,824	97,953	100,120	101,864	—
Total Liabilities	765,409	111,524	113,972	120,797	5,892,764
NET ASSETS	$37,133,837	$30,017,315	$31,386,801	$43,393,478	$63,678,171
NET ASSETS CONSIST OF:
Shares of beneficial interest	$84,433,801	$70,340,123	$55,316,277	$59,257,666	$58,481,792
Undistributed net investment income (loss)	21,470	104,690	5,350	135,685	(9,714)
Undistributed net realized gain (loss)	(50,935,879)	(41,734,665)	(28,245,127)	(16,660,719)	(2,776,336)
Net unrealized appreciation	3,614,445	1,307,167	4,310,301	660,846	7,982,429
Net Assets	$37,133,837	$30,017,315	$31,386,801	$43,393,478	$63,678,171
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,150,000	1,000,000	1,150,000	2,600,000	1,550,000
Net asset value	$32.29	$30.02	$27.29	$16.69	$41.08
Share price	$32.30	$30.00	$27.28	$16.66	$41.08
Unaffiliated investments, at cost	$33,650,632	$28,799,206	$27,162,873	$42,772,548	$55,691,360
Affiliated investments, at cost	$—	$—	$—	$—	$—
Investments of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$—	$5,852,125
Total investments, at cost	$33,650,632	$28,799,206	$27,162,873	$42,772,548	$61,543,485
(a)Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$5,610,962

45

Statements of Operations

Year Ended April 30, 2012

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	PowerShares Dynamic Energy Sector Portfolio (PXI)	PowerShares Dynamic Financial Sector Portfolio (PFI)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,371,447	$263,674	$850,113	$1,783,679	$370,665
Affiliated securities lending income (Note 4)	—	—	—	—	—
Total Income	1,371,447	263,674	850,113	1,783,679	370,665
EXPENSES:
Advisory fees	346,542	98,062	194,264	748,400	93,584
Accounting & administration fees	67,460	67,460	67,460	67,460	67,460
Sub-licensing	34,654	9,806	19,426	74,840	9,358
Professional fees	31,532	29,820	30,838	32,292	29,622
Custodian & transfer agent fees	13,808	9,117	11,488	17,105	9,273
Trustees fees	7,231	5,569	6,181	9,793	5,664
Recapture (Note 3)	—	—	—	6,749	—
Other expenses	23,183	14,212	14,591	31,728	11,285
Total Expenses	524,410	234,046	344,248	988,367	226,246
Less: Waivers	(73,906)	(106,566)	(91,705)	(13,542)	(104,587)
Net Expenses	450,504	127,480	252,543	974,825	121,659
Net Investment Income (Loss)	920,943	136,194	597,570	808,854	249,006
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(7,233,706)	(2,648,482)	(1,851,328)	(11,522,320)	(2,307,831)
In-kind redemptions	10,873,839	4,138,715	5,858,182	19,744,173	3,049,002
Net realized gain (loss)	3,640,133	1,490,233	4,006,854	8,221,853	741,171
Change in net unrealized appreciation (depreciation) on investment securities	(15,660,916)	165,387	(2,648,395)	(31,262,881)	(1,452,237)
Net realized and unrealized gain (loss)	(12,020,783)	1,655,620	1,358,459	(23,041,028)	(711,066)
Net increase (decrease) in net assets resulting from operations	$(11,099,840)	$1,791,814	$1,956,029	$(22,232,174)	$(462,060)

See Notes to Financial Statements.

46

	PowerShares Dynamic Healthcare Sector Portfolio (PTH)	PowerShares Dynamic Industrials Sector Portfolio (PRN)	PowerShares Dynamic Technology Sector Portfolio (PTF)	PowerShares Dynamic Utilities Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)
INVESTMENT INCOME:
Unaffiliated dividend income	$388,202	$791,224	$222,495	$1,686,993	$118,296
Affiliated securities lending income (Note 4)	—	—	—	—	84,773
Total Income	388,202	791,224	222,495	1,686,993	203,069
EXPENSES:
Advisory fees	277,234	278,592	163,362	273,723	316,588
Accounting & administration fees	67,460	67,460	67,460	67,460	—
Sub-licensing	27,723	27,859	16,336	16,423	—
Professional fees	35,065	30,497	30,768	32,324	—
Custodian & transfer agent fees	9,810	10,411	8,464	11,425	—
Trustees fees	6,217	6,950	6,143	6,437	—
Recapture (Note 3)	17,718	17,915	71	68	—
Other expenses	15,104	4,203	13,256	14,573	—
Total Expenses	456,331	443,887	305,860	422,433	316,588
Less: Waivers	(95,928)	(81,718)	(93,489)	(77,540)	—
Net Expenses	360,403	362,169	212,371	344,893	316,588
Net Investment Income (Loss)	27,799	429,055	10,124	1,342,100	(113,519)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(8,968,107)	(9,758,492)	(6,430,443)	(4,975,686)	(2,307,891)
In-kind redemptions	11,690,592	4,908,294	4,591,035	(640,426)	5,435,535
Net realized gain (loss)	2,722,485	(4,850,198)	(1,839,408)	(5,616,112)	3,127,644
Change in net unrealized appreciation (depreciation) on investment securities	(8,466,595)	(8,925,666)	(604,634)	(4,451,910)	(2,982,302)
Net realized and unrealized gain (loss)	(5,744,110)	(13,775,864)	(2,444,042)	(10,068,022)	145,342
Net increase (decrease) in net assets resulting from operations	$(5,716,311)	$(13,346,809)	$(2,433,918)	$(8,725,922)	$31,823

47

Statements of Changes in Net Assets

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)		PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)		PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$920,943	$1,621,379	$136,194	$169,107	$597,570	$729,525
Net realized gain (loss)	3,640,133	7,366,242	1,490,233	2,812,801	4,006,854	2,169,551
Net change in unrealized appreciation (depreciation)	(15,660,916)	12,431,129	165,387	(540,674)	(2,648,395)	3,967,366
Net increase (decrease) in net assets resulting from operations	(11,099,840)	21,418,750	1,791,814	2,441,234	1,956,029	6,866,442
Undistributed net investment income (loss) included in the price of units issued and redeemed	(169,953)	469,589	11,525	14,507	(24,783)	(46,060)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(838,951)	(1,632,096)	(149,036)	(142,120)	(566,981)	(712,831)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(838,951)	(1,632,096)	(149,036)	(142,120)	(566,981)	(712,831)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	59,009,722	67,091,633	21,226,795	30,811,179	26,308,085	16,225,994
Value of shares repurchased	(77,738,600)	(37,804,118)	(24,089,490)	(33,798,514)	(29,337,675)	(20,379,736)
Net income (loss) equalization	169,953	(469,589)	(11,525)	(14,507)	24,783	46,060
Net increase (decrease) in net assets resulting from shares transactions	(18,558,925)	28,817,926	(2,874,220)	(3,001,842)	(3,004,807)	(4,107,682)
Increase (Decrease) in Net Assets	(30,667,669)	49,074,169	(1,219,917)	(688,221)	(1,640,542)	1,999,869
NET ASSETS:
Beginning of year	97,591,200	48,517,031	20,656,771	21,344,992	40,771,770	38,771,901
End of year	$66,923,531	$97,591,200	$19,436,854	$20,656,771	$39,131,228	$40,771,770
Undistributed net investment income (loss) at end of year	$129,415	$47,423	$15,924	$28,766	$130,519	$99,930
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,550,000	1,950,000	800,000	1,300,000	850,000	600,000
Shares repurchased	(2,200,000)	(1,100,000)	(900,000)	(1,450,000)	(950,000)	(750,000)
Shares outstanding, beginning of year	2,400,000	1,550,000	750,000	900,000	1,300,000	1,450,000
Shares outstanding, end of year	1,750,000	2,400,000	650,000	750,000	1,200,000	1,300,000

See Notes to Financial Statements.

48

	PowerShares Dynamic Energy Sector Portfolio (PXI)		PowerShares Dynamic Financial Sector Portfolio (PFI)		PowerShares Dynamic Healthcare Sector Portfolio (PTH)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$808,854	$752,907	$249,006	$274,108	$27,799	$(127,779)
Net realized gain (loss)	8,221,853	14,509,820	741,171	1,654,781	2,722,485	12,288,493
Net change in unrealized appreciation (depreciation)	(31,262,881)	25,446,375	(1,452,237)	559,754	(8,466,595)	(5,044,165)
Net increase (decrease) in net assets resulting from operations	(22,232,174)	40,709,102	(462,060)	2,488,643	(5,716,311)	7,116,549
Undistributed net investment income (loss) included in the price of units issued and redeemed	(89,274)	248,162	(4,825)	304	5,884	132,547
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(960,095)	(444,392)	(214,150)	(315,046)	—	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(960,095)	(444,392)	(214,150)	(315,046)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	143,577,871	183,166,148	19,751,147	21,741,962	80,866,281	62,165,104
Value of shares repurchased	(170,726,580)	(70,198,961)	(23,496,307)	(18,962,403)	(100,838,066)	(104,057,484)
Net income (loss) equalization	89,274	(248,162)	4,825	(304)	(5,884)	(132,547)
Net increase (decrease) in net assets resulting from shares transactions	(27,059,435)	112,719,025	(3,740,335)	2,779,255	(19,977,669)	(42,024,927)
Increase (Decrease) in Net Assets	(50,340,978)	153,231,897	(4,421,370)	4,953,156	(25,688,096)	(34,775,831)
NET ASSETS:
Beginning of year	191,902,845	38,670,948	22,492,474	17,539,318	62,821,933	97,597,764
End of year	$141,561,867	$191,902,845	$18,071,104	$22,492,474	$37,133,837	$62,821,933
Undistributed net investment income (loss) at end of year	$114,065	$331,180	$33,073	$1,914	$21,470	$(6,329)
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,550,000	5,000,000	1,050,000	1,200,000	2,600,000	2,400,000
Shares repurchased	(4,350,000)	(2,000,000)	(1,250,000)	(1,050,000)	(3,450,000)	(4,200,000)
Shares outstanding, beginning of year	4,300,000	1,300,000	1,100,000	950,000	2,000,000	3,800,000
Shares outstanding, end of year	3,500,000	4,300,000	900,000	1,100,000	1,150,000	2,000,000

49

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Industrials Sector Portfolio (PRN)		PowerShares Dynamic Technology Sector Portfolio (PTF)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$429,055	$291,599	$10,124	$(27,144)
Net realized gain (loss)	(4,850,198)	7,290,783	(1,839,408)	6,173,670
Net change in unrealized appreciation (depreciation)	(8,925,666)	5,470,306	(604,634)	195,839
Net increase (decrease) in net assets resulting from operations	(13,346,809)	13,052,688	(2,433,918)	6,342,365
Undistributed net investment income (loss) included in the price of units issued and redeemed	23,686	(15,439)	66,735	(9,019)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(355,923)	(298,462)	—	—
Return of capital	—	—	—	(20,352)
Total distributions to shareholders	(355,923)	(298,462)	—	(20,352)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	68,247,178	126,307,101	34,288,268	55,920,728
Value of shares repurchased	(138,155,848)	(58,211,661)	(50,260,948)	(51,391,309)
Net income (loss) equalization	(23,686)	15,439	(66,735)	9,019
Net increase (decrease) in net assets resulting from shares transactions	(69,932,356)	68,110,879	(16,039,415)	4,538,438
Increase (Decrease) in Net Assets	(83,611,402)	80,849,666	(18,406,598)	10,851,432
NET ASSETS:
Beginning of year	113,628,717	32,779,051	49,793,399	38,941,967
End of year	$30,017,315	$113,628,717	$31,386,801	$49,793,399
Undistributed net investment income (loss) at end of year	$104,690	$32,419	$5,350	$(4,774)
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,300,000	4,350,000	1,350,000	2,250,000
Shares repurchased	(4,800,000)	(2,150,000)	(2,000,000)	(2,100,000)
Shares outstanding, beginning of year	3,500,000	1,300,000	1,800,000	1,650,000
Shares outstanding, end of year	1,000,000	3,500,000	1,150,000	1,800,000

See Notes to Financial Statements.

50

	PowerShares Dynamic Utilities Portfolio (PUI)		PowerShares NASDAQ Internet Portfolio (PNQI)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$1,342,100	$1,273,901	$(113,519)	$(42,993)
Net realized gain (loss)	(5,616,112)	2,463,145	3,127,644	2,480,188
Net change in unrealized appreciation (depreciation)	(4,451,910)	3,577,891	(2,982,302)	8,511,422
Net increase (decrease) in net assets resulting from operations	(8,725,922)	7,314,937	31,823	10,948,617
Undistributed net investment income (loss) included in the price of units issued and redeemed	(132,362)	(14,215)	(55,608)	(78,012)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,320,323)	(1,369,784)	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(1,320,323)	(1,369,784)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	132,535,190	44,856,390	32,552,217	30,134,937
Value of shares repurchased	(126,184,308)	(41,851,478)	(14,413,130)	(10,972,049)
Net income (loss) equalization	132,362	14,215	55,608	78,012
Net increase (decrease) in net assets resulting from shares transactions	6,483,244	3,019,127	18,194,695	19,240,900
Increase (Decrease) in Net Assets	(3,695,363)	8,950,065	18,170,910	30,111,505
NET ASSETS:
Beginning of year	47,088,841	38,138,776	45,507,261	15,395,756
End of year	$43,393,478	$47,088,841	$63,678,171	$45,507,261
Undistributed net investment income (loss) at end of year	$135,685	$113,908	$(9,714)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,650,000	2,950,000	850,000	900,000
Shares repurchased	(7,800,000)	(2,750,000)	(400,000)	(350,000)
Shares outstanding, beginning of year	2,750,000	2,550,000	1,100,000	550,000
Shares outstanding, end of year	2,600,000	2,750,000	1,550,000	1,100,000

51

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

	Year Ended April 30,
	2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$40.66	$31.30		$20.14	$36.29	$31.65
Net investment income(a)	0.47	0.86	(d)	0.28	0.42	0.33
Net realized and unrealized gain (loss) on investments	(2.46)	9.34		11.20	(16.15)	4.55
Total from investment operations	(1.99)	10.20		11.48	(15.73)	4.88
Distributions to shareholders from:
Net investment income	(0.43)	(0.84)		(0.32)	(0.42)	(0.24)
Net asset value at end of year	$38.24	$40.66		$31.30	$20.14	$36.29
Share price at end of year(b)	$38.20	$40.67		$31.34	$20.15
NET ASSET VALUE, TOTAL RETURN(c)	(4.76)%	33.12%		57.46%	(43.63)%	15.47%
SHARE PRICE TOTAL RETURN(c)	(4.88)%	32.98%		57.59%	(43.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$66,924	$97,591		$48,517	$18,129	$43,550
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.65%		0.65%	0.65%	0.68%
Expenses, prior to Waivers	0.76%	0.79%		0.91%	0.97%	0.96%
Net investment income, after Waivers	1.33%	2.56	%(d)	1.05%	1.57%	0.95%
Portfolio turnover rate(e)	78%	28%		46%	47%	28%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.09)	$0.25		$0.04	$(0.01)	$0.03

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$27.54	$23.72	$17.07	$22.45	$28.59
Net investment income(a)	0.18	0.20	0.06	0.13	0.10
Net realized and unrealized gain (loss) on investments	2.37	3.79	6.65	(5.35)	(6.11)
Total from investment operations	2.55	3.99	6.71	(5.22)	(6.01)
Distributions to shareholders from:
Net investment income	(0.19)	(0.17)	(0.06)	(0.15)	(0.11)
Return of capital	—	—	—	(0.01)	(0.02)
Total distributions	(0.19)	(0.17)	(0.06)	(0.16)	(0.13)
Net asset value at end of year	$29.90	$27.54	$23.72	$17.07	$22.45
Share price at end of year(b)	$29.89	$27.53	$23.74	$17.07
NET ASSET VALUE, TOTAL RETURN(c)	9.41%	16.91%	39.37%	(23.19)%	(21.10)%
SHARE PRICE TOTAL RETURN(c)	9.41%	16.77%	39.49%	(23.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$19,437	$20,657	$21,345	$13,658	$11,227
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.65%	0.65%	0.64%	0.70%
Expenses, prior to Waivers	1.19%	1.24%	1.32%	1.68%	1.31%
Net investment income, after Waivers	0.69%	0.86%	0.31%	0.81%	0.36%
Portfolio turnover rate(e)	88%	68%	86%	157%	95%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.02	$0.02	$(0.02)	$(0.09)	$0.02

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.26 and 0.78%, respectively.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

52

Financial Highlights (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$31.36	$26.74	$20.81	$26.75	$28.16
Net investment income(a)	0.48	0.52	0.36	0.45	0.34
Net realized and unrealized gain (loss) on investments	1.22	4.61	5.99	(6.04)	(1.43)
Total from investment operations	1.70	5.13	6.35	(5.59)	(1.09)
Distributions to shareholders from:
Net investment income	(0.45)	(0.51)	(0.42)	(0.35)	(0.32)
Net asset value at end of year	$32.61	$31.36	$26.74	$20.81	$26.75
Share price at end of year(b)	$32.60	$31.37	$26.74	$20.79
NET ASSET VALUE, TOTAL RETURN(c)	5.53%	19.46%	30.87%	(21.02)%	(3.94)%
SHARE PRICE TOTAL RETURN(c)	5.47%	19.50%	30.99%	(21.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$39,131	$40,772	$38,772	$37,453	$24,072
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.65%	0.65%	0.65%	0.69%
Expenses, prior to Waivers	0.89%	0.94%	0.87%	0.94%	1.18%
Net investment income, after Waivers	1.54%	1.91%	1.50%	2.07%	1.22%
Portfolio turnover rate(d)	35%	54%	67%	48%	44%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.02)	$(0.03)	$(0.06)	$0.15	$0.22

PowerShares Dynamic Energy Sector Portfolio (PXI)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$44.63	$29.75	$19.91	$38.80	$31.90
Net investment income(a)	0.21	0.32	0.20	0.18	0.14
Net realized and unrealized gain (loss) on investments	(4.15)	14.77	9.87	(18.93)	6.84
Total from investment operations	(3.94)	15.09	10.07	(18.75)	6.98
Distributions to shareholders from:
Net investment income	(0.24)	(0.21)	(0.23)	(0.14)	(0.08)
Net asset value at end of year	$40.45	$44.63	$29.75	$19.91	$38.80
Share price at end of year(b)	$40.47	$44.65	$29.75	$19.92
NET ASSET VALUE, TOTAL RETURN(c)	(8.79)%	51.01%	50.81%	(48.52)%	21.93%
SHARE PRICE TOTAL RETURN(c)	(8.78)%	51.07%	50.73%	(48.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$141,562	$191,903	$38,671	$25,878	$42,675
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.65%	0.65%	0.65%	0.68%
Expenses, prior to Waivers	0.66%	0.74%	0.93%	0.98%	0.96%
Net investment income, after Waivers	0.54%	0.90%	0.79%	0.65%	0.41%
Portfolio turnover rate(d)	107%	35%	63%	67%	50%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.02)	$0.11	$0.00 (f)	$0.03	$0.02

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

53

Financial Highlights (Continued)

PowerShares Dynamic Financial Sector Portfolio (PFI)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$20.45	$18.46	$14.63	$22.94	$26.51
Net investment income(a)	0.25	0.27	0.21	0.24	0.25
Net realized and unrealized gain (loss) on investments	(0.42)	2.04	3.84	(8.33)	(3.59)
Total from investment operations	(0.17)	2.31	4.05	(8.09)	(3.34)
Distributions to shareholders from:
Net investment income	(0.20)	(0.32)	(0.22)	(0.22)	(0.23)
Net asset value at end of year	$20.08	$20.45	$18.46	$14.63	$22.94
Share price at end of year(b)	$20.07	$20.44	$18.45	$14.60
NET ASSET VALUE, TOTAL RETURN(c)	(0.66)%	12.76%	27.90%	(35.53)%	(12.69)%
SHARE PRICE TOTAL RETURN(c)	(0.66)%	12.77%	28.09%	(35.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$18,071	$22,492	$17,539	$14,630	$22,943
Ratio to average net assets of:
Expenses, after Waivers(d)	0.65%	0.65%	0.65%	0.65%	0.72%
Expenses, prior to Waivers	1.21%	1.30%	1.25%	1.13%	1.42%
Net investment income, after Waivers	1.33%	1.50%	1.26%	1.27%	1.07%
Portfolio turnover rate(e)	102%	59%	97%	66%	50%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.01)	$0.00 (g)	$0.00 (g)	$0.00 (g)	$0.05

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$31.41	$25.68	$17.89	$25.87	$28.59
Net investment income (loss)(a)	0.02	(0.05)	0.03	0.02	(0.05)
Net realized and unrealized gain (loss) on investments	0.86	5.78	7.84	(8.00)	(2.67)
Total from investment operations	0.88	5.73	7.87	(7.98)	(2.72)
Distributions to shareholders from:
Net investment income	—	—	(0.05)	—	—
Return of capital	—	—	(0.03)	—	—
Total distributions	—	—	(0.08)	—	—
Net asset value at end of year	$32.29	$31.41	$25.68	$17.89	$25.87
Share price at end of year(b)	$32.30	$31.44	$25.67	$17.86
NET ASSET VALUE, TOTAL RETURN(c)	2.80%	22.31%	44.09%	(30.85)%	(9.51)%
SHARE PRICE TOTAL RETURN(c)	2.74%	22.48%	44.28%	(30.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$37,134	$62,822	$97,598	$71,576	$119,019
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.65%	0.65%	0.65%	0.66%
Expenses, prior to Waivers	0.82%	0.84%	0.72%	0.71%	0.72%
Net investment income (loss), after Waivers	0.05%	(0.21)%	0.13%	0.10%	(0.17)%
Portfolio turnover rate(e)	99%	63%	79%	96%	75%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.00 (g)	$0.06	$0.00 (g)	$0.01	$(0.04)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund's total return.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

See Notes to Financial Statements.

54

Financial Highlights (Continued)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$32.47	$25.21	$18.85	$30.33	$29.34
Net investment income(a)	0.22	0.17	0.20	0.22	0.14
Net realized and unrealized gain (loss) on investments	(2.48)	7.29	6.48	(11.55)	1.00
Total from investment operations	(2.26)	7.46	6.68	(11.33)	1.14
Distributions to shareholders from:
Net investment income	(0.19)	(0.20)	(0.32)	(0.15)	(0.15)
Net asset value at end of year	$30.02	$32.47	$25.21	$18.85	$30.33
Share price at end of year(b)	$30.00	$32.48	$25.20	$18.82
NET ASSET VALUE, TOTAL RETURN(c)	(6.91)%	29.83%	35.73%	(37.41)%	3.90%
SHARE PRICE TOTAL RETURN(c)	(7.00)%	29.92%	35.89%	(37.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$30,017	$113,629	$32,779	$60,324	$36,397
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.65%	0.65%	0.65%	0.68%
Expenses, prior to Waivers	0.80%	0.88%	0.82%	0.81%	0.90%
Net investment income, after Waivers	0.77%	0.62%	0.93%	1.05%	0.45%
Portfolio turnover rate(d)	129%	48%	121%	81%	84%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.01	$(0.01)	$(0.06)	$0.03	$0.00 (f)

PowerShares Dynamic Technology Sector Portfolio (PTF)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$27.66	$23.60	$17.29	$24.83	$27.76
Net investment income (loss)(a)	0.01	(0.02)	(0.05)	(0.01)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.38)	4.09	6.36	(7.53)	(2.84)
Total from investment operations	(0.37)	4.07	6.31	(7.54)	(2.93)
Distributions to shareholders from:
Return of capital	—	(0.01)	—	—	—
Net asset value at end of year	$27.29	$27.66	$23.60	$17.29	$24.83
Share price at end of year(b)	$27.28	$27.65	$23.59	$17.29
NET ASSET VALUE, TOTAL RETURN(c)	(1.34)%	17.26%	36.50%	(30.37)%	(10.55)%
SHARE PRICE TOTAL RETURN(c)	(1.34)%	17.27%	36.44%	(30.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$31,387	$49,793	$38,942	$25,932	$37,246
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.65%	0.65%	0.65%	0.68%
Expenses, prior to Waivers	0.94%	0.91%	0.90%	0.89%	0.94%
Net investment income (loss), after Waivers	0.03%	(0.07)%	(0.24)%	(0.04)%	(0.36)%
Portfolio turnover rate(d)	108%	67%	71%	90%	77%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.05	$(0.01)	$(0.01)	$(0.02)	$(0.05)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

55

Financial Highlights (Continued)

PowerShares Dynamic Utilities Portfolio (PUI)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$17.12	$14.96	$13.15	$19.01	$20.54
Net investment income(a)	0.41	0.48	0.52	0.54	0.45
Net realized and unrealized gain (loss) on investments	(0.38)	2.19	2.04	(5.95)	(1.53)
Total from investment operations	0.03	2.67	2.56	(5.41)	(1.08)
Distributions to shareholders from:
Net investment income	(0.46)	(0.51)	(0.75)	(0.45)	(0.45)
Net asset value at end of year	$16.69	$17.12	$14.96	$13.15	$19.01
Share price at end of year(b)	$16.66	$17.13	$14.96	$13.13
NET ASSET VALUE, TOTAL RETURN(c)	0.26%	18.36%	19.79%	(29.00)%	(5.34)%
SHARE PRICE TOTAL RETURN(c)	0.02%	18.42%	19.97%	(29.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$43,393	$47,089	$38,139	$42,071	$39,929
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.77%	0.89%	0.95%	0.82%	0.86%
Net investment income, after Waivers	2.45%	3.12%	3.71%	3.44%	2.32%
Portfolio turnover rate(d)	71%	68%	81%	68%	64%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.04)	$(0.01)	$(0.17)	$0.00 (f)	$(0.05)

PowerShares NASDAQ Internet Portfolio (PNQI)

	Year Ended April 30			For the Period June 10, 2008 (g) Through
	2012	2011	2010	April 30, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$41.37	$27.99	$17.89	$24.72
Net investment income (loss)(a)	(0.08)	(0.06)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.21)	13.44	10.22	(6.74)
Total from investment operations	(0.29)	13.38	10.10	(6.82)
Distributions to shareholders from:
Return of capital	—	—	—	(0.01)
Net asset value at end of period	$41.08	$41.37	$27.99	$17.89
Share price at end of period(b)	$41.08	$41.40	$28.01	$17.88
NET ASSET VALUE, TOTAL RETURN(c)	(0.70)%	47.80%	56.46%	(27.56	)%(h)
SHARE PRICE TOTAL RETURN(c)	(0.77)%	47.81%	56.65%	(27.60	)%(h)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$63,678	$45,507	$15,396	$1,789
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.60%	0.60	%(i)
Net investment income (loss)	(0.22)%	(0.17)%	(0.46)%	(0.51	)%(i)
Portfolio turnover rate(d)	23%	20%	23%	25%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.04)	$(0.10)	$(0.13)	$—

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

(g)  Commencement of Investment Operations.

(h)  The net asset value, total return from Fund Inception (June 12, 2008, the first day of trading on the exchange) to April 30, 2009 was (25.33)%. The share price total return from Fund Inception to April 30, 2009 was (26.53)%.

(i)  Annualized.

See Notes to Financial Statements.

56

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	"Dynamic Basic Materials Sector Portfolio"

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	"Dynamic Consumer Discretionary Sector Portfolio"

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	"Dynamic Consumer Staples Sector Portfolio"

PowerShares Dynamic Energy Sector Portfolio (PXI)	"Dynamic Energy Sector Portfolio"

PowerShares Dynamic Financial Sector Portfolio (PFI)	"Dynamic Financial Sector Portfolio"

PowerShares Dynamic Healthcare Sector Portfolio (PTH)	"Dynamic Healthcare Sector Portfolio"

PowerShares Dynamic Industrials Sector Portfolio (PRN)	"Dynamic Industrials Sector Portfolio"

PowerShares Dynamic Technology Sector Portfolio (PTF)	"Dynamic Technology Sector Portfolio"

PowerShares Dynamic Utilities Portfolio (PUI)	"Dynamic Utilities Portfolio"

PowerShares NASDAQ Internet Portfolio (PNQI)	"NASDAQ Internet Portfolio"

Each portfolio (a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca") except for Shares of the NASDAQ Internet Portfolio, which are listed and traded on the NASDAQ Stock Market LLC.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Fund	Index
Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depository receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Each of Dynamic Utilities Portfolio and NASDAQ Internet Portfolio is non-diversified and can invest a greater portion of assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Concentration Risk. A significant percentage of a Fund's Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust or Invesco PowerShares Capital Management LLC (the "Adviser") (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses.

The NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to the Adviser. The Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of the investment companies' expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

The NASDAQ Internet Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is a policy of this Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statement of Operations. The aggregate value of securities out on loan is shown on the Statement of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for NASDAQ Internet Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The NASDAQ Internet Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund's average daily net assets. The Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, licensing fees, offering costs, taxes, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies and extraordinary expenses) of each Fund other than the NASDAQ Internet Portfolio from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2013. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to the NASDAQ Internet Portfolio.

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at April 30, 2012 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/13	04/30/14	04/30/15
Dynamic Basic Materials Sector Portfolio	$257,714	$89,110	$94,698	$73,906
Dynamic Consumer Discretionary Sector Portfolio	325,717	102,087	117,064	106,566
Dynamic Consumer Staples Sector Portfolio	289,254	87,641	109,908	91,705
Dynamic Energy Sector Portfolio	182,346	91,813	76,991	13,542
Dynamic Financial Sector Portfolio	328,198	104,372	119,239	104,587
Dynamic Healthcare Sector Portfolio	256,890	48,433	112,529	95,928
Dynamic Industrials Sector Portfolio	271,418	83,520	106,180	81,718
Dynamic Technology Sector Portfolio	283,568	87,252	102,827	93,489
Dynamic Utilities Portfolio	283,025	98,255	107,230	77,540

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each a "Licensor"):

Fund	Licensor
Dynamic Basic Materials Sector Portfolio	NYSE Arca

Dynamic Consumer Discretionary Sector Portfolio	NYSE Arca

Dynamic Consumer Staples Sector Portfolio	NYSE Arca

Dynamic Energy Sector Portfolio	NYSE Arca

Dynamic Financial Sector Portfolio	NYSE Arca

Dynamic Healthcare Sector Portfolio	NYSE Arca

Dynamic Industrials Sector Portfolio	NYSE Arca

Dynamic Technology Sector Portfolio	NYSE Arca

Dynamic Utilities Portfolio	NYSE Arca

NASDAQ Internet Portfolio	NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 4. Investments in Affiliates

The Dynamic Financial Sector Portfolio's Adviser is a subsidiary of Invesco Ltd. and therefore Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from the investment in Invesco Ltd. for the fiscal year ended April 30, 2012.

Dynamic Financial Sector Portfolio

	Value April 30, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain/(Loss)	Value April 30, 2012	Dividend Income
Invesco Ltd.	$—	$475,972	$(23,914)	$(1,985)	$(767)	$449,306	$—

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the fiscal year ended April 30, 2012, there were no significant transfers between investment levels.

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2012 and 2011:

	2012		2011
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Dynamic Basic Materials Sector Portfolio	$838,951	$—	$1,632,096	$—
Dynamic Consumer Discretionary Sector Portfolio	149,036	—	142,120	—
Dynamic Consumer Staples Sector Portfolio	566,981	—	712,831	—
Dynamic Energy Sector Portfolio	960,095	—	444,392	—
Dynamic Financial Sector Portfolio	214,150	—	315,046	—
Dynamic Healthcare Sector Portfolio	—	—	—	—
Dynamic Industrials Sector Portfolio	355,923	—	298,462	—
Dynamic Technology Sector Portfolio	—	—	—	20,352
Dynamic Utilities Portfolio	1,320,323	—	1,369,784	—
NASDAQ Internet Portfolio	—	—	—	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Late-Year Ordinary/ Post-October Capital Deferrals*	Shares of Beneficial Interest	Total Net Assets
Dynamic Basic Materials Sector Portfolio	$135,618	$(6,203)	$4,728,817	$(13,906,475)	$(4,051,657)	$80,023,431	$66,923,531
Dynamic Consumer Discretionary Sector Portfolio	21,151	(5,227)	2,872,784	(7,280,895)	(1,205,998)	25,035,039	19,436,854
Dynamic Consumer Staples Sector Portfolio	136,426	(5,907)	5,359,296	(8,788,033)	(1,742,189)	44,171,635	39,131,228
Dynamic Energy Sector Portfolio	120,800	(6,735)	(241,669)	(15,016,180)	(4,690,317)	161,395,968	141,561,867
Dynamic Financial Sector Portfolio	38,453	(5,380)	1,576,674	(10,644,884)	(622,629)	27,728,870	18,071,104
Dynamic Healthcare Sector Portfolio	29,023	(7,553)	3,597,359	(47,584,802)	(3,333,991)	84,433,801	37,133,837
Dynamic Industrials Sector Portfolio	111,171	(6,481)	1,305,254	(38,582,988)	(3,149,764)	70,340,123	30,017,315
Dynamic Technology Sector Portfolio	11,330	(5,980)	4,309,819	(26,376,224)	(1,868,421)	55,316,277	31,386,801
Dynamic Utilities Portfolio	141,853	(6,168)	547,811	(13,822,519)	(2,725,165)	59,257,666	43,393,478
NASDAQ Internet Portfolio(a)	—	—	6,911,726	(78,223)	(1,637,124)	58,481,792	63,678,171

*  Includes Capital losses incurred after October 31 ("Post-October Capital Losses") and the combination of ordinary losses incurred after December 31 within the taxable year and specified losses incurred after October 31 within the taxable year ("Late-Year Ordinary Losses"), which are deemed to arise on the first business day of each Fund's next taxable year.

(a)  The NASDAQ Internet Portfolio incurred and will elect to defer Late-Year Ordinary Losses and Post-October Capital Losses of $9,714 and $1,627,410, respectively.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital-losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2012, which expire on April 30 of each year listed below:

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Dynamic Basic Materials Sector Portfolio	$—	$205,528	$3,783,798	$4,534,904	$2,521,492	$2,860,753	$—	$13,906,475
Dynamic Consumer Discretionary SectorPortfolio	—	1,246,058	1,993,654	—	2,042,056	1,999,127	—	7,280,895
Dynamic Consumer Staples Sector Portfolio	—	634,544	2,156,980	3,935,363	1,180,566	880,580	—	8,788,033
Dynamic Energy Sector Portfolio	—	880,885	2,869,667	3,914,682	1,167,692	6,183,254	—	15,016,180
Dynamic Financial Sector Portfolio	—	614,940	1,821,971	4,413,894	1,979,006	1,795,598	19,475	10,644,884
Dynamic Healthcare Sector Portfolio	—	2,234,184	17,890,879	18,737,951	2,739,963	5,955,546	26,279	47,584,802
Dynamic Industrials Sector Portfolio	—	1,476,057	6,525,387	21,245,288	2,746,746	6,589,510	—	38,582,988
Dynamic Technology Sector Portfolio	—	2,465,875	8,220,697	7,658,564	3,016,840	5,014,248	—	26,376,224
Dynamic Utilities Portfolio	430,964	2,124,736	1,366,073	5,885,935	874,386	1,540,225	1,600,200	13,822,519
NASDAQ Internet Portfolio**	—	—	—	3,360	74,863	—	—	78,223

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

**  During the year ended April 30, 2012, the NASDAQ Internet Portfolio utilized capital loss carryforwards of $94,498 to offset realized gains.

Note 7. Investment Transactions

For the fiscal year ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$55,428,892	$57,284,248
Dynamic Consumer Discretionary Sector Portfolio	17,288,147	17,878,504
Dynamic Consumer Staples Sector Portfolio	14,816,164	13,659,625
Dynamic Energy Sector Portfolio	163,563,785	164,440,412
Dynamic Financial Sector Portfolio	19,432,721	19,221,383
Dynamic Healthcare Sector Portfolio	55,766,186	55,331,954
Dynamic Industrials Sector Portfolio	76,747,643	75,276,416
Dynamic Technology Sector Portfolio	36,319,220	35,954,889
Dynamic Utilities Portfolio	35,911,683	36,899,197
NASDAQ Internet Portfolio	12,440,497	12,397,862

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

For the fiscal year ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Basic Materials Sector Portfolio	$63,642,415	$80,473,315
Dynamic Consumer Discretionary Sector Portfolio	24,182,766	26,474,599
Dynamic Consumer Staples Sector Portfolio	26,628,949	30,772,621
Dynamic Energy Sector Portfolio	147,821,201	174,102,560
Dynamic Financial Sector Portfolio	20,255,818	24,178,069
Dynamic Healthcare Sector Portfolio	83,002,632	103,408,059
Dynamic Industrials Sector Portfolio	68,237,672	139,529,821
Dynamic Technology Sector Portfolio	36,704,327	53,048,583
Dynamic Utilities Portfolio	134,124,745	126,761,608
NASDAQ Internet Portfolio	32,527,047	14,449,036

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

At April 30, 2012, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Basic Materials Sector Portfolio	$62,304,121	$4,728,817	$7,670,774	$(2,941,957)
Dynamic Consumer Discretionary Sector Portfolio	16,653,662	2,872,784	3,188,839	(316,055)
Dynamic Consumer Staples Sector Portfolio	33,874,537	5,359,296	5,921,600	(562,304)
Dynamic Energy Sector Portfolio	141,906,663	(241,669)	7,736,638	(7,978,307)
Dynamic Financial Sector Portfolio	16,497,307	1,576,674	1,825,615	(248,941)
Dynamic Healthcare Sector Portfolio	33,667,718	3,597,359	4,258,242	(660,883)
Dynamic Industrials Sector Portfolio	28,801,119	1,305,254	2,459,262	(1,154,008)
Dynamic Technology Sector Portfolio	27,163,355	4,309,819	4,922,004	(612,185)
Dynamic Utilities Portfolio	42,885,583	547,811	3,067,897	(2,520,086)
NASDAQ Internet Portfolio	62,614,188	6,911,726	10,854,375	(3,942,649)

* Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and utilization of book equalization, on April 30, 2012, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2012, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Basic Materials Sector Portfolio	$169,953	$(10,555,353)	$10,385,400
Dynamic Consumer Discretionary Sector Portfolio	(11,525)	(4,128,865)	4,140,390
Dynamic Consumer Staples Sector Portfolio	24,783	(5,803,882)	5,779,099
Dynamic Energy Sector Portfolio	23,400	(19,319,987)	19,296,587
Dynamic Financial Sector Portfolio	1,128	(3,026,014)	3,024,886
Dynamic Healthcare Sector Portfolio	(5,884)	(11,652,074)	11,657,958
Dynamic Industrials Sector Portfolio	(24,547)	(4,831,119)	4,855,666
Dynamic Technology Sector Portfolio	(66,735)	(4,552,374)	4,619,109
Dynamic Utilities Portfolio	132,362	886,506	(1,018,868)
NASDAQ Internet Portfolio	159,413	(5,303,632)	5,144,219

Note 9. Trustees' Fees

The Funds compensate each Independent Trustee. The Adviser, as a result of the unitary management fee, pays for such compensation on behalf of the NASDAQ Internet Portfolio. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

68

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Portfolio and PowerShares NASDAQ Internet Portfolio (each an individual portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Funds") at April 30, 2012, the results of each of their operations for the year then ended, the change in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Chicago, IL
June 25, 2012

70

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2012:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividends-Received Deduction*
Dynamic Basic Materials Sector Portfolio	100%	100%
Dynamic Consumer Discretionary Sector Portfolio	100%	100%
Dynamic Consumer Staples Sector Portfolio	100%	100%
Dynamic Energy Sector Portfolio	100%	100%
Dynamic Financial Sector Portfolio	100%	100%
Dynamic Healthcare Sector Portfolio	0%	0%
Dynamic Industrials Sector Portfolio	100%	100%
Dynamic Technology Sector Portfolio	0%	0%
Dynamic Utilities Portfolio	100%	100%
NASDAQ Internet Portfolio	0%	0%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

71

Supplemental Information

Trustees and Officers

The Independent Trustees, the Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and Officers information is current as of April 30, 2012.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	120	None

Todd J. Barre (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008); Director of Open Architecture and Trading (2007-2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001). BMO Financial Group/Harris Private Bank	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

72

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Marc M. Kole (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	120	None

Philip M. Nussbaum (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-Present)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

73

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Donald H. Wilson (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Trustee since 2006; Chair since 2012	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

74

Supplemental Information (Continued)

Trustees and Officers (Continued)

The Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Non-Independent Trustees and the other directorships, if any held by the Trustees are shown below.

Name, Address and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non- Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
H. Bruce Bond (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

75

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non- Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
Kevin M. Carome (55) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

76

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (37) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Benjamin Fulton (50) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (30) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008-Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

David Warren (54) Invesco Canada Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (2000-2006)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

77

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Christopher Joe (42) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	U.S. Compliance Director, Invesco, Ltd.; Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser); formerly, Assistant Fund Accounting Manager, Invesco, Ltd.

Sheri Morris (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer	Since 2011	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust.
Formerly, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia (37) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2011	Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010). Associate Counsel at Barclays Global Investors Ltd. (2004-2006)

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

78

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Aerospace & Defense Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Value Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500 High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

79

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year, five-year and since-inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average daily net assets for each Fund other than PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio,

80

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio;

•  0.40% of the Fund's average daily net assets for each of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio; and

•  0.29% of the Fund's average daily net assets for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio (for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, the Trustees noted that the advisory fee for each of these Funds was reduced to 0.29% effective June 16, 2011).

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2013, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500 High Quality Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio

81

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

(for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.39% effective June 16, 2011); and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI US 1000 Portfolio, and further noted the Adviser's representation that the advisory fee charged to the PowerShares FTSE RAFI US 1000 Portfolio was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee (for the year ended December 31, 2011) was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, which was lower than the median advisory fee of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight

82

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund (for the year ended December 31, 2011) was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares S&P 500 High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares S&P 500 High Quality Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and noted those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

83

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

84

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for PowerShares NASDAQ Internet Portfolio and PowerShares S&P 500 BuyWrite Portfolio (each, a "Fund" and collectively, the "Funds").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year and since-inception (June 12, 2008 for PowerShares NASDAQ Internet Portfolio and December 20, 2007 for PowerShares S&P 500 BuyWrite Portfolio) periods ended December 31, 2011, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each period the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.60% for PowerShares NASDAQ Internet Portfolio and 0.75% for PowerShares S&P 500 BuyWrite Portfolio, and that the Adviser pays all other operating expenses of each

85

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

Fund, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds. The Trustees noted that PowerShares NASDAQ Internet Portfolio's advisory fee was higher than the median expense ratio of its ETF peer funds, but was lower than the median expense ratios of its open-end index peer funds and open-end actively-managed peer funds. The Trustees noted that PowerShares S&P 500 BuyWrite Portfolio's advisory fee was lower than the median expense ratios of its open-end index peer funds and open-end actively-managed peer funds. The Trustees also noted that there were no comparable ETFs for PowerShares S&P 500 BuyWrite Portfolio. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to each Fund was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

86

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-AR-3

2012 Annual Report to Shareholders

April 30, 2012

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

PowerShares Zacks Micro Cap Portfolio (PZI)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	28

Fees and Expenses	30

Fundamental Pure and Style Portfolios

Schedules of Investments

PowerShares Dynamic Large Cap Growth Portfolio (PWB)	32

PowerShares Dynamic Large Cap Value Portfolio (PWV)	33

PowerShares Fundamental Pure Large Core Portfolio (PXLC	34

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	35

PowerShares Fundamental Pure Large Value Portfolio (PXLV)	36

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)	38

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	40

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	42

PowerShares Fundamental Pure Small Core Portfolio (PXSC)	45

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	51

PowerShares Fundamental Pure Small Value Portfolio (PXSV)	57

PowerShares Zacks Micro Cap Portfolio (PZI)	65

Statements of Assets and Liabilities	70

Statements of Operations	72

Statements of Changes in Net Assets	74

Financial Highlights	78

Notes to Financial Statements	84

Report of Independent Registered Public Accounting Firm	98

Tax Information	99

Trustees and Officers	100

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement	107

Board Considerations Regarding Approval of Investment Advisory Agreements for PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio	113

The Market Environment

Equity markets were volatile during the fiscal year ended April 30, 2012, but the broad market, as measured by the S&P 500® Index, still managed to post a small gain. While corporate earnings remained strong, investor enthusiasm was tempered by continuing high unemployment, sluggish consumer spending and soft housing data for most of the year. Although markets stabilized and remained generally positive in the spring and early summer, major equity indices sold off precipitously in August as the U.S. government struggled to raise the nation's debt ceiling. This led credit rating agency Standard & Poor's to announce its first-ever ratings downgrade to long-term U.S. government debt. Uncertainty created by the downgrade, combined with continuing concern about the debt crisis in the eurozone, reignited fears of a recession and pressured markets downward into the fall. As signs of muted but sustained economic growth mounted, equity markets moved off their October lows and posted strong gains through the close of the reporting period with the S&P 500® Index returning 12.8% from the end of October 2011 to the end of April 2012.

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Manager's Analysis

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

The PowerShares Dynamic Large Cap Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Large Cap Growth IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in large capitalization U.S. growth stocks that comprise the Index. The Index seeks to include stocks based on their capital appreciation potential. The Index applies apply a rigorous ten-factor style isolation process to objectively segregate companies into their appropriate investment style and size universe.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 7.12%. On a Net Asset Value ("NAV") basis, the Fund returned 7.18%. During the same reporting period, the Index returned 7.89%, while the S&P 500® Growth Index returned 8.12%, the Russell 1000® Growth Index returned 7.26% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the information technology, consumer discretionary, and consumer staples sectors. The Fund was hurt most by exposure to the industrials, materials, and financials sectors.

At the single stock level, the Fund benefited most from exposure to Apple, Inc. (portfolio average weight of 3.54%), Visa Inc. (portfolio average weight of 3.47%), and MasterCard, Inc. (portfolio average weight of 2.73%). The leading detractors to the Fund were Halliburton Co. (portfolio average weight of 1.62%) and Netflix, Inc. (portfolio average weight of 0.19%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Consumer Discretionary	35.9
Information Technology	30.1
Consumer Staples	12.2
Industrials	11.6
Health Care	5.8
Financials	2.9
Energy	1.5
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	79.0
Large-Cap Value	21.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Apple, Inc.	3.5
Home Depot, Inc. (The)	3.5
MasterCard, Inc., Class A	3.4
Philip Morris International, Inc.	3.4
NIKE, Inc., Class B	3.3
Visa, Inc., Class A	3.3
Comcast Corp., Class A	3.3
EMC Corp.	3.3
United Parcel Service, Inc., Class B	3.2
QUALCOMM, Inc.	3.2
Total	33.4

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Large Cap Growth IntellidexSM Index	7.89%	21.11%	2.75%	4.50%	37.03%
S&P 500® Growth Index	8.12%	20.49%	3.84%	5.41%	45.91%
Russell 1000® Growth Index	7.26%	21.44%	4.11%	6.04%	52.26%
S&P 500® Index	4.73%	19.45%	1.00%	4.25%	34.71%
Fund
NAV Return	7.18%	20.20%	2.05%	3.78%	30.45%
Share Price Return	7.12%	20.20%	2.03%	3.75%	30.19%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.64%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Growth Index, Russell 1000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 279, 588 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

Manager's Analysis

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

The PowerShares Dynamic Large Cap Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Large Cap Value IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in larger capitalization U.S. value stocks that comprise the Index. The Index is designed to provide capital appreciation while maintaining consistent stylistically accurate exposure. The Style Intellidexes apply a rigorous ten-factor style isolation process to objectively segregate companies into their appropriate investment style and size universe.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 4.20%. On a Net Asset Value ("NAV") basis, the Fund returned 4.34%. During the same reporting period, the Index returned 4.96%, while the S&P 500® Value Index returned 1.29%, the Russell 1000® Value Index returned 1.03% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the health care, consumer staples, and industrials sectors. The Fund was hurt most by exposure to the financials and materials sectors.

At the single stock level, the Fund benefited most from exposure to Abbott Laboratories (portfolio average weight of 3.21%), and Altria Group, Inc. (portfolio average weight of 2.32%). The leading detractors to the Fund were Freeport-McMoRan Copper & Gold, Inc. (portfolio average weight of 0.77%) and Hewlett-Packard Co. (portfolio average weight of 1.40%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Health Care	20.8
Utilities	14.4
Consumer Staples	14.2
Energy	12.3
Financials	12.1
Information Technology	9.2
Telecommunication Services	7.0
Consumer Discretionary	5.6
Industrials	4.4
Other assets less liabilities	0.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	74.8
Large-Cap Growth	23.9
Mid-Cap Value	1.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
JPMorgan Chase & Co.	3.7
Abbott Laboratories	3.6
AT&T, Inc.	3.5
Pfizer, Inc.	3.5
Altria Group, Inc.	3.5
Verizon Communications, Inc.	3.5
Merck & Co., Inc.	3.4
Microsoft Corp.	3.3
Johnson & Johnson	3.3
Wal-Mart Stores, Inc.	3.3
Total	34.6

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Large Cap Value IntellidexSM Index	4.96%	18.92%	3.08%	7.54%	68.28%
S&P 500® Value Index	1.29%	18.42%	(1.91)%	2.98%	23.41%
Russell 1000® Value Index	1.03%	18.32%	(1.73)%	3.06%	24.10%
S&P 500® Index	4.73%	19.45%	1.00%	4.25%	34.71%
Fund
NAV Return	4.34%	18.10%	2.38%	6.81%	60.25%
Share Price Return	4.20%	18.04%	2.36%	6.77%	59.88%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.61%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Value Index, Russell 1000® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 368, 657 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from on the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

Manager's Analysis

PowerShares Fundamental Pure Large Core Portfolio (ticker: PXLC)

The PowerShares Fundamental Pure Large Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Core Index (the "Index"). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index. The Index is composed of common stocks classified as "large" and "core" U.S. companies, including real estate investment trusts, from a universe comprised of the 2,500 largest U.S. companies.

Effective June 16, 2011, the Fund's name changed from PowerShares Dynamic Large Cap Portfolio to PowerShares Fundamental Pure Large Core Portfolio and the Index changed from Dynamic Large Cap IntellidexSM Index to RAFI® Fundamental Large Core Index. The Fund also changed its investment policies and ticker symbol from PJF to PXLC.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 3.64%. On a Net Asset Value ("NAV") basis, the Fund returned 3.64%. During the same reporting period, the Index returned 5.63%, while the Dynamic Large Cap IntellidexSM Index returned 6.88%, the Russell Top 200® Index returned 5.94% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the health care, financials, and telecommunication services sectors. The Fund was hurt most by exposure to the energy and industrials sectors.

At the single stock level, the Fund benefited most from exposure to Wells Fargo & Co. (portfolio average weight of 4.39%), AT&T, Inc. (portfolio average weight of 8.42%) and Intel Corp. (portfolio average weight of 3.80%). The leading detractors to the Fund were Caterpillar, Inc. (portfolio average weight of 0.39%), Hess Corp. (portfolio average weight of 0.68%) and Walgreen Co. (portfolio average weight of 1.14%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Information Technology	16.8
Financials	14.7
Industrials	14.7
Health Care	14.3
Consumer Staples	13.6
Telecommunication Services	8.1
Consumer Discretionary	8.0
Utilities	3.9
Energy	3.3
Materials	2.6
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	50.9
Large-Cap Growth	44.8
Mid-Cap Value	2.2
Mid-Cap Growth	2.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
AT&T, Inc.	8.1
Wells Fargo & Co.	6.4
Johnson & Johnson	5.5
Wal-Mart Stores, Inc.	4.7
Microsoft Corp.	4.5
International Business Machines Corp.	4.3
Intel Corp.	3.8
Kraft Foods, Inc., Class A	2.5
Comcast Corp., Class A	2.3
United Technologies Corp.	2.1
Total	44.2

Manager's Analysis (Continued)

PowerShares Fundamental Pure Large Core Portfolio (ticker: PXLC)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
RAFI® Fundamental Large Core Index††	5.63%	N/A	N/A	N/A	N/A
Dynamic Large Cap IntellidexSM Index††	6.88%	18.97%	2.52%	3.76%	22.11%
S&P 500® Index	4.73%	19.45%	1.00%	2.12%	12.03%
Russell Top 200® Index	5.94%	18.70%	0.89%	1.94%	11.00%
Fund
NAV Return	3.64%	17.19%	1.30%	2.58%	14.75%
Share Price Return	3.64%	17.21%	1.30%	2.56%	14.67%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.99%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dynamic Large Cap IntellidexSM Index, Russell Top 200® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100, 197 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of the Dynamic Large Cap IntellidexSM Index. Effective June 16, 2011 the Fund seeks to replicate, before fees and expenses, the performance of the RAFI® Fundamental Large Core Index. "1 Year," "3 Years," "5 Years" and "Fund Inception" performance for the RAFI® Fundamental Large Core Index was not available in the prior year because that Index did not commence calculation and publication until April 15, 2011.

†††  Average Annualized.

Manager's Analysis

PowerShares Fundamental Pure Large Growth Portfolio (ticker: PXLG)

The PowerShares Fundamental Pure Large Growth Portfolio (the "Fund) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Growth Index (the "Index"). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index. The Index is comprised of common stocks classified as "large" and "growth" U.S. companies, including real estate investment trusts, from a universe comprised of the 2,500 largest U.S. companies.

The Fund began trading on June 16, 2011. For the period ended April 30, 2012, on a share price basis, the Fund returned 13.87%. On a Net Asset Value ("NAV") basis, the Fund returned 13.81%. During the same reporting period, the Index returned 14.14%, while the Russell 1000® Growth Index returned 10.02%, the S&P 500® Growth Index returned 9.98% and the S&P 500® Index returned 7.74%. The Fund benefited most from positive performance of securities of companies in the information technology, consumer staples, and consumer discretionary sectors. The Fund was hurt most by exposure to the energy sector.

At the single stock level, the Fund benefited most from exposure to Apple, Inc. (portfolio average weight of 4.71%), Microsoft Corp. (portfolio average weight of 6.46%) and Cisco Systems, Inc. (portfolio average weight of 4.04%). The leading detractors to the Fund were Goldman Sachs Group, Inc. (portfolio average weight of 2.54%), Baker Hughes, Inc. (portfolio average weight of 0.79%) and Halliburton Co. (portfolio average weight of 0.84%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Consumer Staples	24.5
Information Technology	20.4
Health Care	19.3
Energy	10.9
Consumer Discretionary	8.8
Financials	7.8
Materials	4.7
Industrials	2.7
Money Market Fund	1.9
Telecommunication Services	0.8
Liabilities in excess of other assets	(1.8)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	62.3
Large-Cap Value	36.8
Mid-Cap Growth	0.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Procter & Gamble Co. (The)	6.2
Merck & Co., Inc.	6.0
Coca-Cola Co. (The)	5.4
Berkshire Hathaway, Inc., Class B	4.9
Apple, Inc.	4.5
PepsiCo, Inc.	4.4
Cisco Systems, Inc.	4.1
Abbott Laboratories	3.9
Philip Morris International, Inc.	3.8
CVS Caremark Corp.	3.4
Total	46.6

Manager's Analysis (Continued)

PowerShares Fundamental Pure Large Growth Portfolio (ticker: PXLG)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2012
Fund Inception† Cumulative
Index
RAFI® Fundamental Large Growth Index	14.14%
S&P 500® Growth Index	9.98%
Russell 1000® Growth Index	10.02%
S&P 500® Index	7.74%
Fund
NAV Return	13.81%
Share Price Return	13.87%

Fund Inception: June 16, 2011

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.45%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 1000® Growth Index, S&P 500® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 588, 279 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares Fundamental Pure Large Value Portfolio (ticker: PXLV)

The PowerShares Fundamental Pure Large Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Value Index (the "Index"). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index. The Index is comprised of common stocks classified as "large" and "value" U.S. companies, including real estate investment trusts, from a universe comprised of the 2,500 largest U.S. companies.

The Fund began trading on June 16, 2011. For the period ended April 30, 2012, on a share price basis, the Fund returned 5.23%. On a Net Asset Value ("NAV") basis, the Fund returned 5.17%. During the same reporting period, the Index returned 5.55%, while the Russell 1000® Value Index returned 4.25%, the S&P 500® Value Index returned 5.41% and the S&P 500® Index returned 7.74%. The Fund benefited most from positive performance of securities of companies in energy, consumer discretionary, and consumer staples sectors. The Fund was hurt most by exposure to the financials, information technology, and materials sectors.

At the single stock level, the Fund benefited most from exposure to Exxon Mobil Corp. (portfolio average weight of 9.09%), Pfizer, Inc. (portfolio average weight of 4.47%), and Verizon Communications, Inc. (portfolio average weight of 4.01%). The leading detractors to the Fund were Bank of America Corp. (portfolio average weight of 4.54%), Citigroup, Inc. (portfolio average weight of 3.81%) and Sprint Nextel Corp. (portfolio average weight of 0.59%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Financials	30.8
Energy	20.4
Industrials	10.6
Utilities	8.2
Health Care	7.8
Consumer Discretionary	7.3
Consumer Staples	5.5
Telecommunication Services	4.7
Materials	2.4
Information Technology	2.3
Money Market Fund	1.0
Liabilities in excess of other assets	(1.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	67.0
Large-Cap Growth	24.9
Mid-Cap Growth	4.7
Mid-Cap Value	3.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Exxon Mobil Corp.	8.7
Bank of America Corp.	6.6
General Electric Co.	6.2
JPMorgan Chase & Co.	5.3
Chevron Corp.	5.1
Citigroup, Inc.	4.6
Pfizer, Inc.	4.4
Verizon Communications, Inc.	4.0
ConocoPhillips	3.3
Altria Group, Inc.	2.0
Total	50.2

Manager's Analysis (Continued)

PowerShares Fundamental Pure Large Value Portfolio (ticker: PXLV)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2012
Fund Inception† Cumulative
Index
RAFI® Fundamental Large Value Index	5.55%
S&P 500® Value Index	5.41%
Russell 1000® Value Index	4.25%
S&P 500® Index	7.74%
Fund
NAV Return	5.17%
Share Price Return	5.23%

Fund Inception: June 16, 2011

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.45%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 1000® Value Index, S&P 500® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 657, 368 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares Fundamental Pure Mid Core Portfolio (ticker: PXMC)

The PowerShares Fundamental Pure Mid Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Core Index (the "Index"). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index. The Index is comprised of common stocks classified as "mid" and "core" U.S. companies, including real estate investment trusts, from a universe comprised of the 2,500 largest U.S. companies.

Effective June 16, 2011, the Fund's name changed from PowerShares Dynamic Mid Cap Portfolio to PowerShares Fundamental Pure Mid Core Portfolio and the Index changed from Dynamic Mid Cap IntellidexSM Index to RAFI® Fundamental Mid Core Index. The Fund also changed its investment policies and ticker symbol from PJG to PXMC.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (0.85)%. On a Net Asset Value ("NAV") basis, the Fund returned (0.93)%. During the same reporting period, the Index returned 0.15%, while the Dynamic Mid Cap IntellidexSM Index returned 1.24%, the S&P MidCap 400® Index returned (0.94)%, the Russell Midcap® Index returned (0.03)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the consumer discretionary, consumer staples, and utilities sectors. The Fund was hurt most by exposure to the telecommunication services, energy, and financials sectors.

At the single stock level, the Fund benefited most from exposure to Motorola Mobility Holdings Inc. (portfolio average weight of 1.00%), El Paso Corp. (portfolio average weight of 1.08%), and Biogen Idec, Inc. (portfolio average weight of 1.41%). The leading detractors to the Fund were Frontier Communications Corp. (portfolio average weight of 0.80%), Avon Products, Inc. (portfolio average weight of 0.86%) and MF Global Holdings Ltd. (portfolio average weight of 0.10%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Financials	25.5
Industrials	16.8
Consumer Discretionary	16.0
Information Technology	13.4
Energy	8.4
Health Care	6.2
Materials	6.1
Consumer Staples	5.4
Utilities	1.1
Telecommunication Services	1.0
Money Market Fund	0.5
Liabilities in excess of other assets	(0.4)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Mid-Cap Value	36.1
Mid-Cap Growth	35.6
Large-Cap Value	14.8
Large-Cap Growth	7.5
Small-Cap Value	3.1
Small-Cap Growth	2.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Discover Financial Services	1.7
Becton, Dickinson and Co.	1.6
Vornado Realty Trust	1.6
Ameriprise Financial, Inc.	1.6
Aon PLC	1.5
Kohl's Corp.	1.5
Equity Residential	1.5
Boston Properties, Inc.	1.4
Host Hotels & Resorts, Inc.	1.3
VF Corp.	1.3
Total	15.0

Manager's Analysis (Continued)

PowerShares Fundamental Pure Mid Core Portfolio (ticker: PXMC)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
RAFI® Fundamental Mid Core Index††	0.15%	N/A	N/A	N/A	N/A
Dynamic Mid Cap IntellidexSM Index††	1.24%	20.38%	0.80%	2.75%	15.84%
S&P MidCap 400® Index	(0.94)%	22.65%	4.11%	5.36%	32.66%
Russell Midcap® Index	(0.03)%	22.98%	2.19%	3.54%	20.74%
S&P 500® Index	4.73%	19.45%	1.00%	2.12%	12.03%
Fund
NAV Return	(0.93)%	18.85%	(0.21)%	1.75%	9.86%
Share Price Return	(0.85)%	18.90%	(0.21)%	1.77%	9.98%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.20%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dynamic Mid Cap IntellidexSM Index, S&P MidCap 400® Index, Russell Midcap® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 150, 400, 782 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of the Dynamic Mid Cap IntellidexSM Index. Effective June 16, 2011 the Fund seeks to replicate, before fees and expenses, the performance of the RAFI® Fundamental Mid Core Index. "1 Year," "3 Years," "5 Years" and "Fund Inception" performance for the RAFI® Fundamental Mid Core Index was not available in the prior year because that Index did not commence calculation and publication until April 15, 2011.

†††  Average Annualized.

Manager's Analysis

PowerShares Fundamental Pure Mid Growth Portfolio (ticker: PXMG)

The PowerShares Fundamental Pure Mid Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Growth Index (the "Index"). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index. The Index is comprised of common stocks classified as "mid" and "growth" U.S. companies, including real estate investment trusts, from a universe comprised of the 2,500 largest U.S. companies.

Effective June 16, 2011, the Fund's name changed from PowerShares Dynamic Mid Cap Growth Portfolio to PowerShares Fundamental Pure Mid Growth Portfolio and the Index changed from Dynamic Mid Cap Growth IntellidexSM Index to RAFI® Fundamental Mid Growth Index. The Fund also changed its investment policies and ticker symbol from PWJ to PXMG.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (5.83)%. On a Net Asset Value ("NAV") basis, the Fund returned (5.74)%. During the same reporting period, the Index returned (3.81)%, while the Dynamic Mid Cap Growth IntellidexSM Index returned 4.07%, the S&P MidCap 400® Growth Index returned (0.67)%, the Russell Midcap® Growth Index returned 0.78% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the consumer discretionary, financials, and consumer staples sectors. The Fund was hurt most by exposure to the information technology, health care, and energy sectors.

At the single stock level, the Fund benefited most from exposure to O'Reilly Automotive, Inc. (portfolio average weight of 1.59%), Cummins, Inc. (portfolio average weight of 1.74%) and Ross Stores, Inc. (portfolio average weight of 0.95%). The leading detractors to the Fund were NII Holdings, Inc. (portfolio average weight of 0.74%), Joy Global Inc. (portfolio average weight of 0.98%) and Autodesk, Inc. (portfolio average weight of 0.76%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Industrials	16.5
Information Technology	16.0
Financials	15.6
Consumer Discretionary	14.0
Health Care	13.8
Energy	12.5
Materials	6.5
Consumer Staples	4.3
Telecommunication Services	0.8
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Mid-Cap Growth	35.4
Large-Cap Growth	33.4
Mid-Cap Value	17.0
Large-Cap Value	11.7
Small-Cap Value	1.6
Small-Cap Growth	0.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
BlackRock, Inc.	2.2
Cummins, Inc.	1.9
HCP, Inc.	1.9
Mosaic Co. (The)	1.9
Bed Bath & Beyond, Inc.	1.8
Noble Energy, Inc.	1.8
Precision Castparts Corp.	1.7
Public Storage	1.7
Western Digital Corp.	1.7
Stryker Corp.	1.7
Total	18.3

Manager's Analysis (Continued)

PowerShares Fundamental Pure Mid Growth Portfolio (ticker: PXMG)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
RAFI® Fundamental Mid Growth Index††	(3.81)%	N/A	N/A	N/A	N/A
Dynamic Mid Cap Growth IntellidexSM Index††	4.07%	22.63%	4.21%	8.25%	76.44%
S&P MidCap 400® Growth Index	(0.67)%	24.32%	6.13%	8.12%	74.94%
Russell Midcap® Growth Index	0.78%	23.57%	3.55%	6.83%	60.59%
S&P 500® Index	4.73%	19.45%	1.00%	4.25%	34.71%
Fund
NAV Return	(5.74)%	18.06%	1.59%	6.12%	52.98%
Share Price Return	(5.83)%	18.08%	1.59%	6.09%	52.64%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.69%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dynamic Mid Cap Growth IntellidexSM Index, S&P MidCap 400® Growth Index, Russell Midcap® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 75, 232, 467 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of the Dynamic Mid Cap Growth IntellidexSM Index. Effective June 16, 2011 the Fund seeks to replicate, before fees and expenses, the performance of the RAFI® Fundamental Mid Growth Index. "1 Year," "3 Years," "5 Years" and "Fund Inception" performance for the RAFI® Fundamental Mid Growth Index was not available in the prior year because that Index did not commence calculation and publication until April 15, 2011.

†††  Average Annualized.

Manager's Analysis

PowerShares Fundamental Pure Mid Value Portfolio (ticker: PXMV)

The PowerShares Fundamental Pure Mid Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Value Index (the "Index"). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index. The Index is comprised of common stocks classified as "mid" and "value" U.S. companies, including real estate investment trusts, from a universe comprised of the 2,500 largest U.S. companies.

Effective June 16, 2011, the Fund's name changed from PowerShares Dynamic Mid Cap Value Portfolio to PowerShares Fundamental Pure Mid Value Portfolio and the Index changed from Dynamic Mid Cap Value IntellidexSM Index to RAFI® Fundamental Mid Value Index. The Fund also changed its investment policies and ticker symbol from PWP to PXMV.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 1.30%. On a Net Asset Value ("NAV") basis, the Fund returned 1.42%. During the same reporting period, the Index returned (1.50)%, while the Dynamic Mid Cap Value IntellidexSM Index returned 4.10%, the S&P Mid Cap 400® Value Index returned (1.20)%, the Russell MidCap Value® Index returned (0.81)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the consumer discretionary, utilities, and health care sectors. The Fund was hurt most by exposure to the financials, energy, and industrials sectors.

At the single stock level, the Fund benefited most from exposure to Seagate Technology PLC (portfolio average weight of 0.71%), Macy's, Inc. (portfolio average weight of 0.33%), and Rite Aid Corp. (portfolio average weight of 0.58%). The leading detractors to the Fund were Micron Technology, Inc. (portfolio average weight of 0.21%), Principal Financial Group, Inc. (portfolio average weight of 0.37%) and Eastman Kodak Co. (portfolio average weight of 0.15%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Consumer Discretionary	22.7
Financials	21.8
Utilities	14.0
Industrials	11.9
Materials	8.3
Information Technology	6.4
Consumer Staples	5.4
Health Care	4.9
Energy	2.7
Telecommunication Services	1.9
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Mid-Cap Value	49.4
Mid-Cap Growth	22.9
Small-Cap Value	12.3
Small-Cap Growth	8.6
Large-Cap Growth	4.1
Large-Cap Value	2.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Avon Products, Inc.	1.1
Omnicom Group, Inc.	1.0
Northeast Utilities	1.0
CenterPoint Energy, Inc.	1.0
M&T Bank Corp.	1.0
Unum Group	1.0
United States Steel Corp.	0.9
Northern Trust Corp.	0.9
Sara Lee Corp.	0.9
NiSource, Inc.	0.9
Total	9.7

Manager's Analysis (Continued)

PowerShares Fundamental Pure Mid Value Portfolio (ticker: PXMV)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
RAFI® Fundamental Mid Value Index††	(1.50)%	N/A	N/A	N/A	N/A
Dynamic Mid Cap Value IntellidexSM Index††	4.10%	18.68%	(0.80)%	4.31%	35.28%
S&P Mid Cap 400® Value Index	(1.20)%	20.99%	2.08%	6.16%	53.46%
Russell MidCap Value® Index	(0.81)%	22.43%	0.50%	5.68%	48.55%
S&P 500® Index	4.73%	19.45%	1.00%	4.25%	34.71%
Fund
NAV Return	1.42%	16.94%	(1.88)%	3.24%	25.67%
Share Price Return	1.30%	17.00%	(1.90)%	3.21%	25.38%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.91%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this reports. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dynamic Mid Cap Value IntellidexSM Index, S&P MidCap 400® Value Index, Russell Mid Cap Value® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 75, 299, 528 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of the Dynamic Mid Cap Value IntellidexSM Index. Effective June 16, 2011 the Fund seeks to replicate, before fees and expenses, the performance of the RAFI® Fundamental Mid Value Index. "1 Year," "3 Years," "5 Years" and "Fund Inception" performance for the RAFI® Fundamental Mid Value Index was not available in the prior year because that Index did not commence calculation and publication until April 15, 2011.

†††  Average Annualized.

Manager's Analysis

PowerShares Fundamental Pure Small Core Portfolio (ticker: PXSC)

The PowerShares Fundamental Pure Small Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Core Index (the "Index"). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index. The Index is comprised of common stocks classified as "small" and "core" U.S. companies, including real estate investment trusts, from a universe comprised of the 2,500 largest U.S. companies.

Effective June 16, 2011, the Fund's name changed from PowerShares Dynamic Small Cap Portfolio to PowerShares Fundamental Pure Small Core Portfolio and the Index changed from Dynamic Small Cap IntellidexSM Index to RAFI® Fundamental Small Core Index. The Fund also changed its investment policies and ticker symbol from PJM to PXSC.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (3.85)%. On a Net Asset Value ("NAV") basis, the Fund returned (3.70)%. During the same reporting period, the Index returned (0.86)%, while the Dynamic Small Cap IntellidexSM Index returned (3.06)%, the S&P SmallCap 600® Index returned 1.07%, the Russell 2000® Index returned (4.25)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the consumer staples, consumer discretionary, and financials sectors. The Fund was hurt most by exposure to the energy, information technology, and materials sectors.

At the single stock level, the Fund benefited most from exposure to Sally Beauty Holdings Inc. (portfolio average weight of 0.57%), Polaris Industries, Inc. (portfolio average weight of 0.57%) and Alliance Data Systems Corp. (portfolio average weight of 0.59%). The leading detractors to the Fund were Timberland Co. (portfolio average weight of 0.09%), Impax Laboratories, Inc. (portfolio average weight of 0.17%) and Central European Distribution Corp. (portfolio average weight of 0.22%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Financials	23.9
Industrials	19.0
Information Technology	15.2
Consumer Discretionary	13.6
Health Care	7.9
Materials	6.4
Energy	5.9
Consumer Staples	5.2
Utilities	1.9
Telecommunication Services	0.9
Money Market Fund	0.6
Liabilities in excess of other assets	(0.5)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Growth	39.4
Small-Cap Value	30.0
Mid-Cap Value	15.5
Mid-Cap Growth	15.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Corrections Corp. of America	0.8
Cinemark Holdings, Inc.	0.7
Casey's General Stores, Inc.	0.7
Fortune Brands Home & Security, Inc.	0.7
J.B. Hunt Transport Services, Inc.	0.7
Lincoln Electric Holdings, Inc.	0.6
Jones Lang LaSalle, Inc.	0.6
LSI Corp.	0.6
BRE Properties, Inc.	0.6
AptarGroup, Inc.	0.6
Total	6.6

Manager's Analysis (Continued)

PowerShares Fundamental Pure Small Core Portfolio (ticker: PXSC)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
RAFI® Fundamental Small Core Index††	(0.86)%	N/A	N/A	N/A	N/A
Dynamic Small Cap IntellidexSM Index††	(3.06)%	19.02%	(0.43)%	0.76%	4.21%
S&P SmallCap 600® Index	1.07%	21.95%	2.90%	3.70%	21.73%
Russell 2000® Index	(4.25)%	20.34%	1.45%	2.10%	11.90%
S&P 500® Index	4.73%	19.45%	1.00%	2.12%	12.03%
Fund
NAV Return	(3.70)%	17.99%	(1.26)%	(0.09)%	(0.49)%
Share Price Return	(3.85)%	18.02%	(1.28)%	(0.11)%	(0.62)%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.41%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dynamic Small Cap IntellidexSM Index, S&P SmallCap 600® Index, Russell 2000® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 198, 600, 1,957 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of the Dynamic Small Cap IntellidexSM Index. Effective June 16, 2011 the Fund seeks to replicate, before fees and expenses, the performance of the RAFI® Fundamental Small Core Index. "1 Year," "3 Years," "5 Years" and "Fund Inception" performance for the RAFI® Fundamental Small Core Index was not available in the prior year because that Index did not commence calculation and publication until April 15, 2011.

†††  Average Annualized.

Manager's Analysis

PowerShares Fundamental Pure Small Growth Portfolio (ticker: PXSG)

The PowerShares Fundamental Pure Small Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Growth Index (the "Index"). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index. The Index is comprised of common stocks classified as "small" and "growth" U.S. companies, including real estate investment trusts, from a universe comprised of the 2,500 largest U.S. companies.

Effective June 16, 2011, the Fund's name changed from PowerShares Dynamic Small Cap Growth Portfolio to PowerShares Fundamental Pure Small Growth Portfolio and the Index changed from Dynamic Small Cap Growth IntellidexSM Index to RAFI® Fundamental Small Growth Index. The Fund also changed its investment policies and ticker symbol from PWT to PXSG.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (7.40)%. On a Net Asset Value ("NAV") basis, the Fund returned (7.20)%. During the same reporting period, the Index returned (4.44)%, while the Dynamic Small Cap Growth IntellidexSM Index returned (0.32)%, the S&P SmallCap 600® Growth Index returned 0.66%, the Russell 2000® Growth Index returned (4.42)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the financials, health care, and consumer staples sectors. The Fund was hurt most by exposure to the information technology, industrials, and energy sectors.

At the single stock level, the Fund benefited most from exposure to Monster Beverage Corp. (portfolio average weight of 0.68%), Equinix, Inc. (portfolio average weight of 0.83%), and LKQ Corp. (portfolio average weight of 0.86%). The leading detractors to the Fund were Sauer-Danfoss, Inc. (portfolio average weight of 0.35%), ION Geophysical Corp. (portfolio average weight of 0.27%) and Ancestry.com, Inc. (portfolio average weight of 0.38%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Information Technology	23.7
Health Care	16.7
Financials	14.4
Consumer Discretionary	14.0
Industrials	12.4
Energy	7.3
Materials	6.4
Telecommunication Services	2.6
Consumer Staples	1.7
Utilities	0.8
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Growth	44.3
Mid-Cap Growth	32.4
Mid-Cap Value	12.5
Small-Cap Value	10.4
Large-Cap Growth	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
BioMed Realty Trust, Inc.	1.0
Senior Housing Properties Trust	1.0
Level 3 Communications, Inc.	0.9
LKQ Corp.	0.9
Catalyst Health Solutions, Inc.	0.9
SandRidge Energy, Inc.	0.9
Dresser-Rand Group, Inc.	0.8
W.R. Grace & Co.	0.8
Cree, Inc.	0.8
Solutia, Inc.	0.8
Total	8.8

Manager's Analysis (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (ticker: PXSG)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
RAFI® Fundamental Small Growth Index††	(4.44)%	N/A	N/A	N/A	N/A
Dynamic Small Cap Growth IntellidexSM Index††	(0.32)%	23.03%	1.26%	3.98%	32.22%
S&P SmallCap 600® Growth Index	0.66%	23.71%	4.47%	6.60%	58.13%
Russell 2000® Growth Index	(4.42)%	21.83%	3.27%	5.88%	50.65%
S&P 500® Index	4.73%	19.45%	1.00%	4.25%	34.71%
Fund
NAV Return	(7.20)%	19.25%	(0.88)%	2.31%	17.74%
Share Price Return	(7.40)%	19.25%	(0.90)%	2.26%	17.37%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.93%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dynamic Small Cap Growth IntellidexSM Index, S&P SmallCap 600® Growth Index, Russell 2000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 99, 327, 1,162 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of the Dynamic Small Cap Growth IntellidexSM Index. Effective June 16, 2011 the Fund seeks to replicate, before fees and expenses, the performance of the RAFI® Fundamental Small Growth Index. "1 Year," "3 Years," "5 Years" and "Fund Inception" performance for the RAFI® Fundamental Small Growth Index was not available in the prior year because that Index did not commence calculation and publication until April 15, 2011.

†††  Average Annualized.

Manager's Analysis

PowerShares Fundamental Pure Small Value Portfolio (ticker: PXSV)

The PowerShares Fundamental Pure Small Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Value Index (the "Index"). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index. The Index is comprised of common stocks of "small value" U.S. companies, including real estate investment trusts, from a universe comprised of the 2,500 largest U.S. companies.

Effective June 16, 2011, the Fund's name changed from PowerShares Dynamic Small Cap Value Portfolio to PowerShares Fundamental Pure Small Value Portfolio and the Index changed from Dynamic Small Cap Value IntellidexSM Index to RAFI® Fundamental Small Value Index. The Fund also changed its investment policies and ticker symbol from PWY to PXSV.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (3.18)%. On a Net Asset Value ("NAV") basis, the Fund returned (3.01)%. During the same reporting period, the Index returned (4.45)%, while the Dynamic Small Cap Value IntellidexSM Index returned (3.54)%, the S&P Small Cap 600 Value Index returned 1.59%, the Russell 2000® Value Index returned (4.06)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the financials, utilities, and consumer discretionary sectors. The Fund was hurt most by exposure to the energy, information technology, and industrials sectors.

At the single stock level, the Fund benefited most from exposure to Liz Claiborne, Inc. (portfolio average weight of 0.33%), RSC Holdings, Inc. (portfolio average weight of 0.26%), and Harleysville Group, Inc. (portfolio average weight of 0.34%). The leading detractors to the Fund were Career Education Corp. (portfolio average weight of 0.25%), W&T Offshore, Inc. (portfolio average weight of 0.29%), and RadioShack Corp. (portfolio average weight of 0.07%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Financials	25.3
Consumer Discretionary	20.5
Industrials	20.2
Information Technology	9.2
Materials	6.1
Utilities	5.0
Health Care	5.0
Energy	4.6
Consumer Staples	3.2
Telecommunication Services	0.9
Money Market Fund	4.3
Liabilities in excess of other assets	(4.3)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Value	61.0
Small-Cap Growth	35.1
Mid-Cap Value	2.7
Mid-Cap Growth	1.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Barnes & Noble, Inc.	0.5
USG Corp.	0.5
Collective Brands, Inc.	0.5
Overseas Shipholding Group, Inc.	0.4
Carlisle Cos., Inc.	0.4
Lender Processing Services, Inc.	0.4
Chemtura Corp.	0.4
FirstMerit Corp.	0.4
Bank of Hawaii Corp.	0.4
Group 1 Automotive, Inc.	0.4
Total	4.3

Manager's Analysis (Continued)

PowerShares Fundamental Pure Small Value Portfolio (ticker: PXSV)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann†††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann†††	Cumulative
Index
RAFI® Fundamental Small Value Index††	(4.45)%	N/A	N/A	N/A	N/A
Dynamic Small Cap Value IntellidexSM Index††	(3.54)%	18.12%	(0.66)%	3.03%	23.81%
S&P Small Cap 600® Value Index	1.59%	20.30%	1.36%	5.04%	42.26%
Russell 2000® Value Index	(4.06)%	18.77%	(0.49)%	3.94%	31.93%
S&P 500® Index	4.73%	19.45%	1.00%	4.25%	34.71%
Fund
NAV Return	(3.01)%	17.59%	(1.16)%	2.42%	18.68%
Share Price Return	(3.18)%	17.62%	(1.18)%	2.39%	18.40%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.80%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dynamic Small Cap Value IntellidexSM Index, S&P SmallCap 600® Value Index, Russell 2000® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100, 453, 1,358 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of the Dynamic Small Cap Value IntellidexSM Index. Effective June 16, 2011 the Fund seeks to replicate, before fees and expenses, the performance of the RAFI® Fundamental Small Value Index. "1 Year," "3 Years," "5 Years" and "Fund Inception" performance for the RAFI® Fundamental Small Value Index was not available in the prior year because that Index did not commence calculation and publication until April 15, 2011.

†††  Average Annualized.

Manager's Analysis

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

The PowerShares Zacks Micro Cap Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Zacks Micro Cap IndexTM (the "Index"). The Fund generally will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to identify a group of micro cap stocks with the greatest potential to outperform passive benchmark micro cap indexes and other actively managed U.S. micro cap strategies.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (8.42)%. On a Net Asset Value ("NAV") basis, the Fund returned (8.34)%. During the same reporting period, the Index returned (9.06)%, while the Dow Jones Select Micro Cap Index returned (7.71)%, the S&P 500® Index returned 4.73% and the Russell Microcap® Index returned (4.91)%. The Fund benefited most from positive performance of securities of companies in the financials, consumer discretionary, and utilities sectors. The Fund was hurt most by exposure to the information technology, industrials, and energy sectors.

At the single stock level, the Fund benefited most from exposure to Inhibitex Inc. (portfolio average weight of 0.19%) and Flotek Industries Inc. (portfolio average weight of 0.16%). The leading detractors to the Fund were Cogo Group, Inc. (portfolio average weight of 0.13%), and ADVENTRX Pharmaceuticals, Inc. (portfolio average weight of 0.01%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Financials	36.3
Industrials	16.9
Consumer Discretionary	13.5
Information Technology	12.1
Health Care	7.3
Materials	4.6
Energy	4.3
Consumer Staples	2.7
Utilities	1.3
Telecommunication Services	1.0
Money Market Fund	1.6
Liabilities in excess of other assets	(1.6)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Value	58.0
Small-Cap Growth	41.8
Unclassified	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Cray, Inc.	0.4
Anika Therapeutics, Inc.	0.4
Edelman Financial Group, Inc.	0.3
Miller Energy Resources, Inc.	0.3
Titan Machinery, Inc.	0.3
Hardinge, Inc.	0.3
Apogee Enterprises, Inc.	0.3
Movado Group, Inc.	0.3
Blyth, Inc.	0.3
PHI, Inc.	0.3
Total	3.2

Manager's Analysis (Continued)

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Zacks Micro Cap IndexTM	(9.06)%	12.31%	(8.88)%	(3.66)%	(22.08)%
Russell Microcap® Index	(4.91)%	19.87%	(1.73)%	1.61%	11.22%
Dow Jones Select Micro Cap Index	(7.71)%	17.48%	(0.56)%	2.68%	19.26%
S&P 500® Index	4.73%	19.45%	1.00%	4.21%	31.64%
Fund
NAV Return	(8.34)%	12.92%	(8.24)%	(3.14)%	(19.27)%
Share Price Return	(8.42)%	12.86%	(8.21)%	(3.19)%	(19.51)%

Fund Inception: August 18, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.94% including estimated acquired fund fees and expenses of 0.09%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Microcap® Index, Dow Jones Select Micro Cap Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,000, 233 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PWB	PowerShares Dynamic Large Cap Growth Portfolio	03/03/05	1,805	788	35	3	1	0	0
PWV	PowerShares Dynamic Large Cap Value Portfolio	03/03/05	1,805	956	34	11	1	0	2
PXLC	PowerShares Fundamental Pure Large Core Portfolio	12/01/06	1,342	503	16	4	2	1	0
PXLG	PowerShares Fundamental Pure Large Growth Portfolio	06/16/11	221	120	1	0	0	0	0
PXLV	PowerShares Fundamental Pure Large Value Portfolio	06/16/11	221	104	5	0	0	0	1
PXMC	PowerShares Fundamental Pure Mid Core Portfolio	12/01/06	1,342	519	28	1	1	1	1
PXMG	PowerShares Fundamental Pure Mid Growth Portfolio	03/03/05	1,805	667	20	6	0	0	0
PXMV	PowerShares Fundamental Pure Mid Value Portfolio	03/03/05	1,805	657	24	5	1	0	2
PXSC	PowerShares Fundamental Pure Small Core Portfolio	12/01/06	1,342	419	30	5	1	0	0
PXSG	PowerShares Fundamental Pure Small Growth Portfolio	03/03/05	1,805	684	54	6	5	0	3
PXSV	PowerShares Fundamental Pure Small Value Portfolio	03/03/05	1,805	663	50	10	1	2	0
PZI	PowerShares Zacks Micro Cap Portfolio	08/18/05	1,688	555	57	15	0	1	1

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PWB	950	23	5	0	0	0
PWV	776	18	7	0	0	0
PXLC	803	10	3	0	0	0
PXLG	97	1	0	0	0	2
PXLV	107	2	1	0	1	0
PXMC	776	14	1	0	0	0
PXMG	1092	17	2	0	0	1
PXMV	1091	18	5	1	1	0
PXSC	850	31	4	2	0	0
PXSG	980	67	5	1	0	0
PXSV	999	70	8	1	1	0
PZI	956	95	7	1	0	0

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

In pursuing its investment objectives, PowerShares Zacks Micro Cap Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The investment companies' expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of such expenses are included in the Portfolio's total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Growth Portfolio (PWB) Actual	$1,000.00	$1,163.39	0.63%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Large Cap Value Portfolio (PWV) Actual	$1,000.00	$1,109.74	0.59%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.59%	$2.97

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Fundamental Pure Large Core Portfolio (PXLC) Actual	$1,000.00	$1,119.96	0.39%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96
PowerShares Fundamental Pure Large Growth Portfolio (PXLG) Actual	$1,000.00	$1,122.83	0.39%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96
PowerShares Fundamental Pure Large Value Portfolio (PXLV) Actual	$1,000.00	$1,108.41	0.39%	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96
PowerShares Fundamental Pure Mid Core Portfolio (PXMC) Actual	$1,000.00	$1,095.39	0.39%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96
PowerShares Fundamental Pure Mid Growth Portfolio (PXMG) Actual	$1,000.00	$1,091.91	0.39%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96
PowerShares Fundamental Pure Mid Value Portfolio (PXMV) Actual	$1,000.00	$1,119.68	0.39%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96
PowerShares Fundamental Pure Small Core Portfolio (PXSC) Actual	$1,000.00	$1,103.76	0.39%	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96
PowerShares Fundamental Pure Small Growth Portfolio (PXSG) Actual	$1,000.00	$1,088.77	0.39%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96
PowerShares Fundamental Pure Small Value Portfolio (PXSV) Actual	$1,000.00	$1,136.10	0.39%	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96
PowerShares Zacks Micro Cap Portfolio (PZI) Actual	$1,000.00	$1,120.00	0.70%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366. Expense ratios for the most recent six-month period may differ from expense ratios based on annualized data in the Financial Highlights.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—35.9%
7,187	AutoZone, Inc.(a)	$2,847,202
42,843	Bed Bath & Beyond, Inc.(a)	3,015,719
34,346	Coach, Inc.	2,512,753
206,684	Comcast Corp., Class A	6,268,726
56,690	DIRECTV, Class A(a)	2,793,116
62,050	Dollar General Corp.(a)	2,944,893
128,418	Home Depot, Inc. (The)	6,650,768
55,893	Limited Brands, Inc.	2,777,882
95,200	Lowe's Cos., Inc.	2,995,944
60,139	McDonald's Corp.	5,860,546
308,442	News Corp., Class A	6,045,463
56,761	NIKE, Inc., Class B	6,349,853
4,380	Priceline.com, Inc.(a)	3,332,392
14,919	Ralph Lauren Corp.	2,570,096
53,533	Starbucks Corp.	3,071,724
71,882	TJX Cos., Inc. (The)	2,998,198
17,659	VF Corp.	2,685,051
39,451	Yum! Brands, Inc.	2,869,271
		68,589,597
	Consumer Staples—12.2%
27,713	Colgate-Palmolive Co.	2,741,924
30,635	Costco Wholesale Corp.	2,701,088
45,489	Estee Lauder Cos., Inc. (The), Class A	2,972,706
42,311	Hershey Co. (The)	2,835,260
33,141	Mead Johnson Nutrition Co.	2,835,544
72,670	Philip Morris International, Inc.	6,504,692
31,883	Whole Foods Market, Inc.	2,648,521
		23,239,735
	Energy—1.5%
95,200	El Paso Corp.	2,824,584
	Financials—2.9%
40,299	American Tower Corp. REIT	2,642,809
85,646	Discover Financial Services	2,903,399
		5,546,208
	Health Care—5.8%
30,552	Alexion Pharmaceuticals, Inc.(a)	2,759,457
34,525	Celgene Corp.(a)	2,517,563
5,043	Intuitive Surgical, Inc.(a)	2,915,862
31,532	McKesson Corp.	2,882,340
		11,075,222
	Industrials—11.6%
21,232	Cummins, Inc.	2,459,303
49,752	Fastenal Co.	2,329,389
20,540	Goodrich Corp.	2,576,948
53,571	Union Pacific Corp.	6,023,523
78,865	United Parcel Service, Inc., Class B	6,162,511
12,473	W.W. Grainger, Inc.	2,592,139
		22,143,813

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—30.1%
43,347	Accenture PLC, Class A (Ireland)	$2,815,388
213,423	Activision Blizzard, Inc.	2,746,754
11,548	Apple, Inc.(a)	6,746,804
219,226	EMC Corp.(a)	6,184,365
9,892	Google, Inc., Class A(a)	5,986,935
44,533	Intuit, Inc.	2,581,578
14,517	MasterCard, Inc., Class A	6,565,604
52,308	Motorola Solutions, Inc.	2,669,277
206,260	Oracle Corp.	6,061,981
95,100	QUALCOMM, Inc.	6,071,184
18,000	Salesforce.com, Inc.(a)	2,803,140
51,329	Visa, Inc., Class A	6,312,440
		57,545,450
	Total Common Stocks and Other Equity Interests (Cost $152,863,536)	190,964,609
	Money Market Fund—0.1%
170,913	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $170,913)	170,913
	Total Investments (Cost $153,034,449)—100.1%	191,135,522
	Liabilities in excess of other assets—(0.1%)	(122,339)
	Net Assets—100.0%	$191,013,183

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio (PWV)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—5.6%
224,906	General Motors Co.(a)	$5,172,838
127,377	McGraw-Hill Cos., Inc. (The)	6,263,127
106,183	Target Corp.	6,152,243
155,567	Time Warner, Inc.	5,827,540
		23,415,748
	Consumer Staples—14.2%
456,190	Altria Group, Inc.	14,693,880
81,651	Kimberly-Clark Corp.	6,407,154
249,082	Kroger Co. (The)	5,796,138
205,083	Procter & Gamble Co. (The)	13,051,482
142,036	Reynolds American, Inc.	5,799,330
232,710	Wal-Mart Stores, Inc.	13,708,946
		59,456,930
	Energy—12.3%
125,421	Chevron Corp.	13,364,862
236,271	ConocoPhillips(a)(b)	12,983,091
156,641	Exxon Mobil Corp.	13,524,384
136,801	Marathon Petroleum Corp.	5,692,290
1	Phillips 66(a)	17
240,399	Valero Energy Corp.	5,937,855
		51,502,499
	Financials—12.1%
80,179	ACE Ltd.	6,091,199
125,016	Aflac, Inc.	5,630,721
85,474	Chubb Corp. (The)	6,245,585
357,396	JPMorgan Chase & Co.	15,360,880
149,802	Loews Corp.	6,161,356
155,280	MetLife, Inc.	5,594,739
95,980	Prudential Financial, Inc.	5,810,629
		50,895,109
	Health Care—20.8%
241,289	Abbott Laboratories	14,974,395
125,044	Aetna, Inc.	5,506,938
86,569	Amgen, Inc.	6,155,922
130,036	CIGNA Corp.	6,011,564
150,149	Eli Lilly & Co.	6,214,667
212,245	Johnson & Johnson	13,815,027
358,141	Merck & Co., Inc.	14,053,453
645,947	Pfizer, Inc.	14,811,565
88,693	WellPoint, Inc.	6,015,159
		87,558,690
	Industrials—4.4%
65,492	Lockheed Martin Corp.	5,929,646
97,851	Northrop Grumman Corp.	6,192,011
114,631	Tyco International Ltd. (Switzerland)	6,434,238
		18,555,895
	Information Technology—9.2%
679,304	Cisco Systems, Inc.	13,687,976
336,395	Dell, Inc.(a)	5,506,786

Number of Shares		Value
	Common Stocks (Continued)
434,596	Microsoft Corp.	$13,915,764
327,930	Symantec Corp.(a)	5,417,403
		38,527,929
	Telecommunication Services—7.0%
450,927	AT&T, Inc.	14,840,007
358,707	Verizon Communications, Inc.	14,484,589
		29,324,596
	Utilities—14.4%
155,400	American Electric Power Co., Inc.	6,035,736
99,649	Consolidated Edison, Inc.	5,924,133
114,251	Dominion Resources, Inc.	5,962,760
277,884	Duke Energy Corp.	5,955,054
138,842	Edison International	6,110,436
149,307	Exelon Corp.	5,824,466
133,044	FirstEnergy Corp.	6,229,120
109,207	Progress Energy, Inc.	5,811,996
192,684	Public Service Enterprise Group, Inc.	6,002,107
101,021	Sempra Energy	6,540,100
		60,395,908
	Total Investments (Cost $380,228,835)—100.0%	419,633,304
	Other assets less liabilities—0.0%	107,090
	Net Assets—100.0%	$419,740,394

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  When-issued security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—8.0%
19,489	Comcast Corp., Class A	$591,101
6,719	Johnson Controls, Inc.	214,806
2,292	Liberty Global, Inc., Class A(a)	114,165
13,895	News Corp., Class A	272,342
2,587	Time Warner Cable, Inc.	208,124
3,233	Viacom, Inc., Class B	149,979
10,834	Walt Disney Co. (The)	467,054
		2,017,571
	Consumer Staples—13.6%
9,661	Archer-Daniels-Midland Co.	297,849
2,217	Bunge Ltd.	142,997
3,646	Costco Wholesale Corp.	321,468
4,970	General Mills, Inc.	193,283
2,595	H.J. Heinz Co.	138,339
15,933	Kraft Foods, Inc., Class A	635,249
1,042	Lorillard, Inc.	140,972
10,768	Walgreen Co.	377,526
20,203	Wal-Mart Stores, Inc.	1,190,159
		3,437,842
	Energy—3.3%
7,094	Chesapeake Energy Corp.	130,813
5,766	Halliburton Co.	197,313
4,126	Hess Corp.	215,130
2,425	Murphy Oil Corp.	133,302
4,865	Williams Cos., Inc. (The)	165,556
		842,114
	Financials—14.7%
4,358	Aflac, Inc.	196,284
8,019	American Express Co.	482,824
15,388	Bank of New York Mellon Corp. (The)	363,926
6,417	Capital One Financial Corp.	356,015
8,240	Charles Schwab Corp. (The)	117,832
5,732	PNC Financial Services Group, Inc.	380,146
4,595	State Street Corp.	212,381
48,736	Wells Fargo & Co.	1,629,245
		3,738,653
	Health Care—14.3%
5,642	AmerisourceBergen Corp.	209,939
5,173	Amgen, Inc.	367,852
15,195	Bristol-Myers Squibb Co.	507,057
12,241	Eli Lilly & Co.	506,655
21,258	Johnson & Johnson	1,383,683
3,775	McKesson Corp.	345,073
7,860	Medtronic, Inc.	300,252
		3,620,511
	Industrials—14.7%
4,938	3M Co.	441,260
5,302	Boeing Co. (The)	407,194
3,531	Caterpillar, Inc.	362,881

Number of Shares		Value
	Common Stocks (Continued)
7,666	CSX Corp.	$171,028
2,548	Deere & Co.	209,853
16,230	Delta Air Lines, Inc.(a)	177,881
2,720	Eaton Corp.	131,049
5,803	Emerson Electric Co.	304,890
3,660	General Dynamics Corp.	247,050
5,368	Honeywell International, Inc.	325,623
3,527	Illinois Tool Works, Inc.	202,379
2,818	Norfolk Southern Corp.	205,517
6,594	United Technologies Corp.	538,334
		3,724,939
	Information Technology—16.8%
10,325	Applied Materials, Inc.	123,797
2,795	Automatic Data Processing, Inc.	155,458
17,743	Dell, Inc.(a)	290,453
33,863	Intel Corp.	961,709
5,234	International Business Machines Corp.	1,083,857
35,866	Microsoft Corp.	1,148,429
6,652	Texas Instruments, Inc.	212,465
18,412	Xerox Corp.	143,245
8,396	Yahoo!, Inc.(a)	130,474
		4,249,887
	Materials—2.6%
1,469	Air Products & Chemicals, Inc.	125,585
7,202	E.I. du Pont de Nemours & Co.	385,019
1,339	PPG Industries, Inc.	140,916
		651,520
	Telecommunication Services—8.1%
62,453	AT&T, Inc.	2,055,328
	Utilities—3.9%
11,995	AES Corp. (The)(a)	150,177
4,598	NextEra Energy, Inc.	295,881
5,670	PPL Corp.	155,075
8,283	Southern Co. (The)	380,521
		981,654
	Total Common Stocks (Cost $23,699,565)	25,320,019
	Money Market Fund—0.2%
54,219	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $54,219)	54,219
	Total Investments (Cost $23,753,784)—100.2%	25,374,238
	Liabilities in excess of other assets—(0.2%)	(48,211)
	Net Assets—100.0%	$25,326,027

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—8.8%
178	Amazon.com, Inc.(a)	$41,278
1,053	DIRECTV, Class A(a)	51,881
3,095	General Motors Co.(a)	71,185
1,425	McDonald's Corp.	138,866
423	NIKE, Inc., Class B	47,321
936	TJX Cos., Inc. (The)	39,041
		389,572
	Consumer Staples—24.5%
3,141	Coca-Cola Co. (The)	239,721
624	Colgate-Palmolive Co.	61,739
3,425	CVS Caremark Corp.	152,823
2,933	PepsiCo, Inc.	193,578
1,858	Philip Morris International, Inc.	166,310
4,308	Procter & Gamble Co. (The)	274,161
		1,088,332
	Energy—10.9%
814	Anadarko Petroleum Corp.	59,593
646	Apache Corp.	61,977
941	Baker Hughes, Inc.	41,508
287	EOG Resources, Inc.	31,515
567	National Oilwell Varco, Inc.	42,956
1,327	Occidental Petroleum Corp.	121,049
1,678	Schlumberger Ltd.	124,407
		483,005
	Financials—7.8%
2,744	Annaly Capital Management, Inc. REIT	44,782
2,729	Berkshire Hathaway, Inc., Class B(a)	219,548
149	CME Group, Inc.	39,607
275	Simon Property Group, Inc. REIT	42,790
		346,727
	Health Care—19.3%
2,785	Abbott Laboratories	172,837
874	Baxter International, Inc.	48,428
1,738	Express Scripts Holding Co.(a)	96,963
720	Gilead Sciences, Inc.(a)	37,447
586	Humana, Inc.	47,279
6,826	Merck & Co., Inc.	267,852
844	Thermo Fisher Scientific, Inc.	46,969
2,501	UnitedHealth Group, Inc.	140,431
		858,206
	Industrials—2.7%
702	Union Pacific Corp.	78,933
1,820	United Continental Holdings, Inc.(a)	39,894
		118,827
	Information Technology—20.4%
339	Apple, Inc.(a)	198,057
9,109	Cisco Systems, Inc.	183,546

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,607	Corning, Inc.	$51,761
1,257	eBay, Inc.(a)	51,600
2,214	EMC Corp.(a)	62,457
200	Google, Inc., Class A(a)	121,046
3,656	Oracle Corp.	107,450
1,350	QUALCOMM, Inc.	86,184
379	Visa, Inc., Class A	46,609
		908,710
	Materials—4.7%
2,067	Freeport-McMoRan Copper & Gold, Inc.	79,166
615	Monsanto Co.	46,851
748	Newmont Mining Corp.	35,642
395	Praxair, Inc.	45,702
		207,361
	Telecommunication Services—0.8%
946	CenturyLink, Inc.	36,478
	Total Common Stocks and Other Equity Interests (Cost $4,249,925)	4,437,218
	Money Market Fund—1.9%
84,884	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $84,884)	84,884
	Total Investments (Cost $4,334,809)—101.8%	4,522,102
	Liabilities in excess of other assets—(1.8%)	(82,086)
	Net Assets—100.0%	$4,440,016

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—7.3%
1,387	Best Buy Co., Inc.	$30,611
1,027	CBS Corp., Class B	34,251
7,798	Ford Motor Co.	87,962
2,390	Home Depot, Inc. (The)	123,778
2,360	Lowe's Cos., Inc.	74,269
812	Macy's, Inc.	33,308
1,858	Staples, Inc.	28,613
1,397	Target Corp.	80,942
2,755	Time Warner, Inc.	103,202
		596,936
	Consumer Staples—5.5%
4,930	Altria Group, Inc.	158,795
1,296	Coca-Cola Enterprises, Inc.	39,035
882	ConAgra Foods, Inc.	22,773
406	Kellogg Co.	20,531
672	Kimberly-Clark Corp.	52,732
2,340	Kroger Co. (The)	54,452
555	Reynolds American, Inc.	22,661
1,738	Safeway, Inc.	35,334
1,364	Sysco Corp.	39,420
		445,733
	Energy—20.4%
3,871	Chevron Corp.	412,494
3,728	ConocoPhillips	267,037
580	Devon Energy Corp.	40,513
8,200	Exxon Mobil Corp.	707,988
2,755	Marathon Oil Corp.	80,832
1,266	Marathon Petroleum Corp.	52,678
944	Spectra Energy Corp.	29,018
2,954	Valero Energy Corp.	72,964
		1,663,524
	Financials—30.8%
1,830	Allstate Corp. (The)	60,994
1,105	American International Group, Inc.(a)	37,603
66,288	Bank of America Corp.	537,596
1,685	BB&T Corp.	53,987
626	Chubb Corp. (The)	45,742
11,371	Citigroup, Inc.	375,698
2,393	Fifth Third Bancorp	34,052
1,197	Goldman Sachs Group, Inc. (The)	137,835
2,594	Hartford Financial Services Group, Inc. (The)	53,307
9,966	JPMorgan Chase & Co.	428,339
3,105	KeyCorp	24,964
1,064	Lincoln National Corp.	26,355
811	Loews Corp.	33,356
755	Marsh & McLennan Cos., Inc.	25,255
1,978	MetLife, Inc.	71,267
5,453	Morgan Stanley	94,228

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
816	Principal Financial Group, Inc.	$22,579
1,270	Progressive Corp. (The)	27,051
1,067	Prudential Financial, Inc.	64,596
6,390	Regions Financial Corp.	43,069
2,129	SunTrust Banks, Inc.	51,692
1,445	Travelers Cos., Inc. (The)	92,942
3,496	U.S. Bancorp	112,466
2,804	Weyerhaeuser Co. REIT	57,090
		2,512,063
	Health Care—7.8%
748	Aetna, Inc.	32,942
4,562	Boston Scientific Corp.(a)	28,558
1,479	Cardinal Health, Inc.	62,517
489	CIGNA Corp.	22,607
1,038	HCA Holdings, Inc.	27,943
15,620	Pfizer, Inc.	358,167
1,483	WellPoint, Inc.	100,577
		633,311
	Industrials—10.6%
507	FedEx Corp.	44,738
25,961	General Electric Co.	508,316
315	L-3 Communications Holdings, Inc.	23,165
675	Lockheed Martin Corp.	61,114
852	Northrop Grumman Corp.	53,915
564	PACCAR, Inc.	24,229
776	Raytheon Co.	42,013
897	United Parcel Service, Inc., Class B	70,092
936	Waste Management, Inc.	32,011
		859,593
	Information Technology—2.3%
6,231	Hewlett-Packard Co.	154,279
661	Motorola Solutions, Inc.	33,731
		188,010
	Materials—2.4%
4,587	Alcoa, Inc.	44,632
2,571	Dow Chemical Co. (The)	87,106
1,011	International Paper Co.	33,676
830	Nucor Corp.	32,544
		197,958
	Telecommunication Services—4.7%
23,202	Sprint Nextel Corp.(a)	57,541
8,009	Verizon Communications, Inc.	323,403
		380,944
	Utilities—8.2%
873	Ameren Corp.	28,626
1,254	American Electric Power Co., Inc.	48,705
670	Consolidated Edison, Inc.	39,832
1,103	Dominion Resources, Inc.	57,566

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
458	DTE Energy Co.	$25,822
3,250	Duke Energy Corp.	69,648
845	Edison International	37,188
545	Entergy Corp.	35,730
2,533	Exelon Corp.	98,812
952	FirstEnergy Corp.	44,573
1,016	PG&E Corp.	44,887
701	Progress Energy, Inc.	37,307
1,347	Public Service Enterprise Group, Inc.	41,959
452	Sempra Energy	29,262
1,104	Xcel Energy, Inc.	29,874
		669,791
	Total Common Stocks and Other Equity Interests (Cost $7,642,284)	8,147,863
	Money Market Fund—1.0%
82,849	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $82,849)	82,849
	Total Investments (Cost $7,725,133)—101.0%	8,230,712
	Liabilities in excess of other assets—(1.0%)	(82,297)
	Net Assets—100.0%	$8,148,415

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—16.0%
989	Advance Auto Parts, Inc.	$90,790
339	AutoZone, Inc.(a)	134,298
1,829	Big Lots, Inc.(a)	67,015
1,234	BorgWarner, Inc.(a)	97,535
9,216	Cablevision Systems Corp., Class A	136,581
6,917	Dana Holding Corp.	101,127
3,009	Darden Restaurants, Inc.	150,691
4,125	DISH Network Corp., Class A	131,876
1,997	Expedia, Inc.	85,132
1,760	Family Dollar Stores, Inc.	118,888
7,019	GameStop Corp., Class A	159,752
11,794	Interpublic Group of Cos., Inc. (The)	139,287
1,745	Jarden Corp.	73,168
5,547	Kohl's Corp.	278,071
6,254	Mattel, Inc.	210,134
2,772	Nordstrom, Inc.	154,844
1,769	Penn National Gaming, Inc.(a)	79,570
1,499	PetSmart, Inc.	87,332
2,090	Tenneco, Inc.(a)	64,435
1,421	Tiffany & Co.	97,282
1,591	VF Corp.	241,912
7,848	Virgin Media, Inc.	192,747
1,585	Visteon Corp.(a)	79,519
		2,971,986
	Consumer Staples—5.4%
926	Brown-Forman Corp., Class B	79,960
2,419	Clorox Co. (The)	169,572
1,476	Corn Products International, Inc.	84,220
3,753	Dr Pepper Snapple Group, Inc.	152,297
1,511	Energizer Holdings, Inc.	107,780
1,588	Estee Lauder Cos., Inc. (The), Class A	103,776
2,016	Hershey Co. (The)	135,092
2,483	Hormel Foods Corp.	72,156
1,951	McCormick & Co., Inc.	109,080
		1,013,933
	Energy—8.4%
7,481	Arch Coal, Inc.	73,015
998	Cimarex Energy Co.	68,972
2,772	Diamond Offshore Drilling, Inc.	190,021
7,440	El Paso Corp.	220,745
1,524	Energen Corp.	79,827
2,099	EQT Corp.	104,572
4,959	Kinder Morgan, Inc.	178,028
7,131	McDermott International, Inc.(a)	80,580
3,859	Newfield Exploration Co.(a)	138,538
5,919	Peabody Energy Corp.	184,140
3,103	QEP Resources, Inc.	95,603
2,797	Rowan Cos., Inc.(a)	96,580
2,228	Superior Energy Services, Inc.(a)	59,978
		1,570,599

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—25.5%
7,647	American Capital Ltd.(a)	$75,935
5,341	Ameriprise Financial, Inc.	289,536
5,521	Aon PLC (United Kingdom)	285,988
2,256	Arthur J. Gallagher & Co.	84,735
1,049	AvalonBay Communities, Inc. REIT	152,525
2,320	Boston Properties, Inc. REIT	251,140
1,282	Camden Property Trust REIT	86,753
5,142	CBRE Group, Inc., Class A(a)	96,721
4,814	CIT Group, Inc.(a)	182,210
1,352	Cullen/Frost Bankers, Inc.	79,714
9,305	Discover Financial Services	315,439
4,385	Equity Residential REIT	269,414
7,779	First Niagara Financial Group, Inc.	69,544
1,852	Franklin Resources, Inc.	232,445
9,406	General Growth Properties, Inc. REIT	167,427
14,830	Host Hotels & Resorts, Inc. REIT	246,771
8,458	Kimco Realty Corp. REIT	164,170
2,249	Macerich Co. (The) REIT	138,471
111	Markel Corp.(a)	48,871
2,301	Moody's Corp.	94,226
3,951	NASDAQ OMX Group, Inc. (The)	97,076
16,192	New York Community Bancorp, Inc.	218,430
8,094	NYSE Euronext	208,420
11,134	People's United Financial, Inc.	137,394
2,020	Raymond James Financial, Inc.	73,972
2,045	Rayonier, Inc. REIT	92,741
1,546	Reinsurance Group of America, Inc.	89,884
6,223	TD Ameritrade Holding Corp.	116,930
3,384	UDR, Inc. REIT	89,101
3,373	Vornado Realty Trust REIT	289,538
		4,745,521
	Health Care—6.2%
3,855	Becton, Dickinson and Co.	302,425
885	C.R. Bard, Inc.	87,580
1,740	DENTSPLY International, Inc.	71,444
5,841	Forest Laboratories, Inc.(a)	203,442
3,733	Hospira, Inc.(a)	131,103
1,678	Laboratory Corp. of America Holdings(a)	147,479
1,975	Owens & Minor, Inc.	57,749
1,981	Universal Health Services, Inc., Class B	84,609
1,167	WellCare Health Plans, Inc.(a)	71,397
		1,157,228
	Industrials—16.8%
2,951	AECOM Technology Corp.(a)	65,129
2,913	AGCO Corp.(a)	135,658
2,288	Alaska Air Group, Inc.(a)	77,334
2,881	Cooper Industries PLC (Ireland)	180,264
3,422	Dover Corp.	214,423
1,683	EMCOR Group, Inc.	49,346

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,524	Equifax, Inc.	$69,830
4,013	Fluor Corp.	231,751
3,107	General Cable Corp.(a)	91,470
622	Hubbell, Inc., Class B	49,909
2,631	Iron Mountain, Inc.	79,903
3,853	Jacobs Engineering Group, Inc.(a)	168,877
13,990	JetBlue Airways Corp.(a)	66,453
3,699	KBR, Inc.	125,248
4,266	Navistar International Corp.(a)	144,831
3,923	Oshkosh Corp.(a)	89,562
1,179	Pall Corp.	70,280
2,744	Parker Hannifin Corp.	240,621
7,279	Republic Services, Inc.	199,226
2,345	Rockwell Collins, Inc.	131,062
1,249	Snap-On, Inc.	78,112
16,445	Southwest Airlines Co.	136,165
2,785	Spirit Aerosystems Holdings, Inc., Class A(a)	69,625
887	Thomas & Betts Corp.(a)	63,784
2,205	URS Corp.	91,089
639	W.W. Grainger, Inc.	132,797
1,018	WESCO International, Inc.(a)	67,585
		3,120,334
	Information Technology—13.4%
2,995	Amdocs Ltd. (Guernsey)	95,840
4,266	Analog Devices, Inc.	166,289
1,955	Autodesk, Inc.(a)	76,968
4,737	Avnet, Inc.(a)	170,911
5,325	CA, Inc.	140,686
4,510	Electronic Arts, Inc.(a)	69,364
5,756	Fidelity National Information Services, Inc.	193,805
2,354	Fiserv, Inc.(a)	165,463
2,873	Harris Corp.	130,836
5,344	Jabil Circuit, Inc.	125,317
2,023	KLA-Tencor Corp.	105,499
2,808	Linear Technology Corp.	91,850
4,928	Maxim Integrated Products, Inc.	145,770
3,530	Microchip Technology, Inc.	124,750
5,997	Paychex, Inc.	185,787
13,443	Symantec Corp.(a)	222,078
773	SYNNEX Corp.(a)	29,444
7,425	Western Union Co. (The)	136,471
3,304	Xilinx, Inc.	120,200
		2,497,328
	Materials—6.1%
1,018	Airgas, Inc.	93,290
1,065	Albemarle Corp.	69,545
3,137	Ball Corp.	131,001
2,294	Celanese Corp., Series A	111,167
3,668	Crown Holdings, Inc.(a)	135,643
1,326	International Flavors & Fragrances, Inc.	79,838

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,232	Reliance Steel & Aluminum Co.	$124,747
1,442	Rockwood Holdings, Inc.(a)	79,800
4,031	Southern Copper Corp.	132,539
8,009	Steel Dynamics, Inc.	102,275
1,553	Valspar Corp. (The)	79,436
		1,139,281
	Telecommunication Services—1.0%
9,431	MetroPCS Communications, Inc.(a)	68,846
8,808	NII Holdings, Inc.(a)	123,268
		192,114
	Utilities—1.1%
2,007	AGL Resources, Inc.	79,136
3,663	American Water Works Co., Inc.	125,421
		204,557
	Total Common Stocks and Other Equity Interests (Cost $18,503,641)	18,612,881
	Money Market Fund—0.5%
86,317	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $86,317)	86,317
	Total Investments (Cost $18,589,958)—100.4%	18,699,198
	Liabilities in excess of other assets—(0.4%)	(76,453)
	Net Assets—100.0%	$18,622,745

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—14.0%
17,069	Apollo Group, Inc., Class A(a)	$601,170
22,458	Bed Bath & Beyond, Inc.(a)	1,580,819
29,241	CarMax, Inc.(a)	902,670
9,000	Coach, Inc.	658,440
9,868	Dick's Sporting Goods, Inc.	499,321
17,838	Discovery Communications, Inc., Class A(a)	970,744
15,056	Dollar General Corp.(a)	714,558
7,940	Dollar Tree, Inc.(a)	807,180
13,807	Las Vegas Sands Corp.	766,150
20,613	Lear Corp.	855,439
9,397	O'Reilly Automotive, Inc.(a)	991,008
5,438	PVH Corp.	482,894
3,364	Ralph Lauren Corp.	579,516
14,389	Ross Stores, Inc.	886,219
6,524	Wynn Resorts Ltd.	870,302
		12,166,430
	Consumer Staples—4.3%
9,989	Church & Dwight Co., Inc.	507,441
10,756	J.M. Smucker Co. (The)	856,500
9,505	Mead Johnson Nutrition Co.	813,248
8,708	Ralcorp Holdings, Inc.(a)	634,030
11,140	Whole Foods Market, Inc.	925,400
		3,736,619
	Energy—12.5%
40,379	Alpha Natural Resources, Inc.(a)	651,313
23,025	Cameron International Corp.(a)	1,180,031
28,262	CONSOL Energy, Inc.	939,429
43,000	Denbury Resources, Inc.(a)	818,720
12,853	FMC Technologies, Inc.(a)	604,091
9,878	Helmerich & Payne, Inc.	507,630
13,516	HollyFrontier Corp.	416,563
15,391	Noble Energy, Inc.	1,528,634
8,249	Oceaneering International, Inc.	425,896
6,222	Oil States International, Inc.(a)	495,147
7,152	Pioneer Natural Resources Co.	828,345
17,156	Plains Exploration & Production Co.(a)	700,823
24,864	Southwestern Energy Co.(a)	785,205
10,165	Whiting Petroleum Corp.(a)	581,438
9,697	World Fuel Services Corp.	427,250
		10,890,515
	Financials—15.6%
4,137	Affiliated Managers Group, Inc.(a)	470,046
7,057	Alexandria Real Estate Equities, Inc. REIT	528,710
9,858	BlackRock, Inc.	1,888,596
180,089	Chimera Investment Corp. REIT	520,457
5,551	Federal Realty Investment Trust REIT	558,764
39,684	HCP, Inc. REIT	1,644,902
15,312	Health Care REIT, Inc.	867,578

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,774	IntercontinentalExchange, Inc.(a)	$502,093
32,928	Invesco Ltd.(b)	817,932
22,507	Leucadia National Corp.	559,524
61,559	MFA Financial, Inc. REIT	454,305
8,681	MSCI, Inc., Class A(a)	317,638
10,546	Public Storage REIT	1,510,820
9,630	SL Green Realty Corp. REIT	793,897
19,033	T. Rowe Price Group, Inc.	1,201,268
16,323	Ventas, Inc. REIT	959,629
		13,596,159
	Health Care—13.8%
23,015	Agilent Technologies, Inc.	970,773
8,539	AMERIGROUP Corp.(a)	527,369
5,914	Cerner Corp.(a)	479,566
12,394	DaVita, Inc.(a)	1,097,860
13,234	Endo Pharmaceuticals Holdings, Inc.(a)	465,043
7,879	Henry Schein, Inc.(a)	604,634
26,922	Hologic, Inc.(a)	514,749
858	Intuitive Surgical, Inc.(a)	496,096
20,887	Life Technologies Corp.(a)	968,321
37,809	Mylan, Inc.(a)	820,833
32,046	St. Jude Medical, Inc.	1,240,821
27,012	Stryker Corp.	1,474,045
7,168	Varian Medical Systems, Inc.(a)	454,595
13,246	Watson Pharmaceuticals, Inc.(a)	998,219
14,936	Zimmer Holdings, Inc.	939,922
		12,052,846
	Industrials—16.5%
9,762	AMETEK, Inc.	491,321
9,482	BE Aerospace, Inc.(a)	445,939
15,400	C.H. Robinson Worldwide, Inc.	919,996
14,276	Cummins, Inc.	1,653,589
16,362	Expeditors International of Washington, Inc.	654,480
10,338	Fastenal Co.	484,025
5,795	Flowserve Corp.	666,019
10,055	Goodrich Corp.	1,261,500
7,725	Joy Global, Inc.	546,698
8,784	Kansas City Southern	676,544
8,613	Precision Castparts Corp.	1,519,075
34,145	Quanta Services, Inc.(a)	755,287
6,106	Roper Industries, Inc.	622,201
18,186	Stanley Black & Decker, Inc.	1,330,488
4,288	TransDigm Group, Inc.(a)	540,803
134,924	US Airways Group, Inc.(a)	1,384,320
15,704	Xylem, Inc.	437,828
		14,390,113
	Information Technology—16.0%
47,472	Activision Blizzard, Inc.	610,965
39,396	Adobe Systems, Inc.(a)	1,322,130

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,088	Altera Corp.	$501,110
10,515	Amphenol Corp., Class A	611,342
15,213	BMC Software, Inc.(a)	627,688
25,130	Broadcom Corp., Class A	919,758
81,719	Brocade Communications Systems, Inc.(a)	452,723
7,218	Citrix Systems, Inc.(a)	617,933
11,996	Cognizant Technology Solutions Corp., Class A(a)	879,547
18,379	First Solar, Inc.(a)	338,174
14,996	Intuit, Inc.	869,318
23,884	Juniper Networks, Inc.(a)	511,834
23,344	Motorola Mobility Holdings, Inc.(a)	906,214
22,288	NetApp, Inc.(a)	865,443
51,097	NVIDIA Corp.(a)	664,261
52,761	ON Semiconductor Corp.(a)	435,806
23,892	SanDisk Corp.(a)	884,243
14,744	Synopsys, Inc.(a)	442,467
38,815	Western Digital Corp.(a)	1,506,410
		13,967,366
	Materials—6.5%
4,421	CF Industries Holdings, Inc.	853,518
13,511	Cliffs Natural Resources, Inc.	841,195
18,718	Ecolab, Inc.	1,192,149
5,080	FMC Corp.	561,086
30,790	Mosaic Co. (The)	1,626,328
8,689	Sigma-Aldrich Corp.	616,050
		5,690,326
	Telecommunication Services—0.8%
12,526	Crown Castle International Corp.(a)	709,097
	Total Common Stocks and Other Equity Interests (Cost $85,441,742)	87,199,471
	Money Market Fund—0.1%
116,850	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $116,850)	116,850
	Total Investments (Cost $85,558,592)—100.1%	87,316,321
	Liabilities in excess of other assets—(0.1%)	(112,919)
	Net Assets—100.0%	$87,203,402

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—22.7%
2,140	Abercrombie & Fitch Co., Class A	$107,364
5,673	American Eagle Outfitters, Inc.	102,171
2,219	AutoNation, Inc.(a)	76,733
2,608	Brinker International, Inc.	82,074
9,087	Carnival Corp.	295,237
2,290	Charter Communications, Inc., Class A(a)	138,476
10,475	D.R. Horton, Inc.	171,266
1,452	Dillard's, Inc., Class A	93,741
2,103	Domino's Pizza, Inc.	79,514
3,841	Foot Locker, Inc.	117,496
16,447	Gannett Co., Inc.	227,298
9,075	Gap, Inc. (The)	258,638
3,946	Genuine Parts Co.	255,622
23,526	Goodyear Tire & Rubber Co. (The)(a)	258,316
9,341	H&R Block, Inc.	137,313
3,121	Hanesbrands, Inc.(a)	88,075
4,458	Harley-Davidson, Inc.	233,287
3,120	Hasbro, Inc.	114,629
8,260	International Game Technology	128,691
5,939	J.C. Penney Co., Inc.	214,160
6,584	Jones Group, Inc. (The)	73,873
5,594	Leggett & Platt, Inc.	121,781
4,245	Lennar Corp., Class A	117,756
15,188	Liberty Interactive Corp., Class A(a)	286,142
5,884	Limited Brands, Inc.	292,435
4,182	Marriott International, Inc., Class A	163,474
5,776	McGraw-Hill Cos., Inc. (The)	284,006
12,263	MGM Resorts International(a)	164,569
2,369	Mohawk Industries, Inc.(a)	158,770
9,899	Newell Rubbermaid, Inc.	180,162
146	NVR, Inc.(a)	114,455
21,474	Office Depot, Inc.(a)	65,281
6,207	Omnicom Group, Inc.	318,481
9,912	PulteGroup, Inc.(a)	97,534
11,193	RadioShack Corp.	57,980
2,425	Rent-A-Center, Inc.	82,959
5,489	Royal Caribbean Cruises Ltd.	150,234
7,240	Saks, Inc.(a)	79,350
4,073	Sears Holdings Corp.(a)	219,046
4,384	Service Corp. International	50,767
2,997	Starwood Hotels & Resorts Worldwide, Inc.	177,422
4,186	Toll Brothers, Inc.(a)	106,324
4,980	TRW Automotive Holdings Corp.(a)	227,636
201	Washington Post Co. (The), Class B	76,012
4,403	Whirlpool Corp.	281,880
2,060	Williams-Sonoma, Inc.	79,701
2,852	Wyndham Worldwide Corp.	143,570
		7,351,701

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Consumer Staples—5.4%
15,762	Avon Products, Inc.	$340,459
5,079	Campbell Soup Co.	171,823
5,162	Constellation Brands, Inc., Class A(a)	111,499
12,020	Dean Foods Co.(a)	147,606
4,094	Molson Coors Brewing Co., Class B	170,228
30,650	Rite Aid Corp.(a)	44,442
13,641	Sara Lee Corp.	300,648
8,945	Smithfield Foods, Inc.(a)	187,487
14,176	Tyson Foods, Inc., Class A	258,712
		1,732,904
	Energy—2.7%
5,435	Forest Oil Corp.(a)	72,394
4,001	Helix Energy Solutions Group, Inc.(a)	81,660
5,127	Patterson-UTI Energy, Inc.	82,904
782	SEACOR Holdings, Inc.(a)	72,671
9,380	Tesoro Corp.(a)	218,085
1,363	Tidewater, Inc.	75,006
1,646	Unit Corp.(a)	69,544
12,190	WPX Energy, Inc.(a)	214,178
		886,442
	Financials—21.8%
2,808	American Financial Group, Inc.	109,287
85	American National Insurance Co.	5,967
5,249	Apartment Investment & Management Co., Class A REIT	142,510
7,807	Associated Banc-Corp.	104,067
4,901	Assurant, Inc.	197,706
7,194	Brandywine Realty Trust REIT	85,321
13,321	Brookfield Office Properties, Inc. (Canada)	241,909
17,869	CapitalSource, Inc.	115,255
4,337	CBL & Associates Properties, Inc. REIT	80,798
6,249	Cincinnati Financial Corp.	222,590
1,490	City National Corp.	79,358
12,452	CNO Financial Group, Inc.(a)	90,526
8,277	Comerica, Inc.	265,030
2,113	Commerce Bancshares, Inc.	84,731
4,736	CommonWealth REIT	88,800
6,374	DDR Corp. REIT	94,335
9,365	Duke Realty Corp. REIT	138,789
13,259	E*TRADE Financial Corp.(a)	140,943
4,126	Federated Investors, Inc., Class B	91,102
8,877	Fidelity National Financial, Inc., Class A	171,060
4,407	First American Financial Corp.	73,817
11,691	First Horizon National Corp.	107,323
7,244	Fulton Financial Corp.	75,990
1,488	Hanover Insurance Group, Inc. (The)	60,056
3,527	HCC Insurance Holdings, Inc.	112,723
5,527	Hospitality Properties Trust REIT	152,435
29,023	Hudson City Bancorp, Inc.	204,902

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
35,022	Huntington Bancshares, Inc.	$234,297
924	Kemper Corp.	27,711
6,398	Legg Mason, Inc.	166,796
3,637	Liberty Property Trust REIT	132,569
3,564	M&T Bank Corp.	307,466
3,265	Mack-Cali Realty Corp. REIT	93,771
6,373	Northern Trust Corp.	303,291
11,995	Old Republic International Corp.	119,350
9,304	PHH Corp.(a)	144,212
6,898	Piedmont Office Realty Trust, Inc., Class A REIT	122,371
3,905	Plum Creek Timber Co., Inc. REIT	164,166
1,921	Potlatch Corp. REIT	60,127
7,865	ProLogis, Inc. REIT	281,410
4,319	Protective Life Corp.	126,374
1,919	Regency Centers Corp. REIT	86,278
14,436	SLM Corp.	214,086
1,702	StanCorp Financial Group, Inc.	65,323
44,127	Synovus Financial Corp.	92,667
7,473	TCF Financial Corp.	85,715
3,176	Torchmark Corp.	154,703
12,901	Unum Group	306,270
3,346	W.R. Berkley Corp.	126,010
3,295	Weingarten Realty Investors REIT	87,515
71	White Mountains Insurance Group Ltd.	37,133
9,712	Zions Bancorp.	198,028
		7,074,969
	Health Care—4.9%
6,780	CareFusion Corp.(a)	175,670
9,015	Community Health Systems, Inc.(a)	219,425
7,055	Coventry Health Care, Inc.	211,580
11,481	Health Management Associates, Inc., Class A(a)	82,663
4,913	Health Net, Inc.(a)	174,952
6,515	Kindred Healthcare, Inc.(a)	62,805
2,412	LifePoint Hospitals, Inc.(a)	94,116
3,924	Omnicare, Inc.	136,712
3,570	Quest Diagnostics, Inc.	205,953
1,128	Teleflex, Inc.	70,692
31,164	Tenet Healthcare Corp.(a)	161,741
		1,596,309
	Industrials—11.9%
1	ACCO Brands Corp.(a)	9
1,165	Alliant Techsystems, Inc.	62,095
5,570	Avery Dennison Corp.	178,129
11,553	Avis Budget Group, Inc.(a)	152,037
2,533	Cintas Corp.	99,218
2,424	Con-way, Inc.	78,780
865	Dollar Thrifty Automotive Group, Inc.(a)	69,944
7,563	Exelis, Inc.	87,201

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,481	Harsco Corp.	$99,926
17,077	Hertz Global Holdings, Inc.(a)	263,157
2,100	Huntington Ingalls Industries, Inc.(a)	82,845
8,445	ITT Corp.	189,675
5,364	Manpower, Inc.	228,506
19,400	Masco Corp.	255,692
4,630	Owens Corning(a)	159,041
2,520	Pentair, Inc.	109,217
11,133	Pitney Bowes, Inc.	190,708
17,228	R.R. Donnelley & Sons Co.	215,522
2,737	Robert Half International, Inc.	81,563
2,002	Rockwell Automation, Inc.	154,835
2,734	Ryder System, Inc.	133,200
3,819	Shaw Group, Inc. (The)(a)	115,601
1,654	SkyWest, Inc.	14,869
1,472	SPX Corp.	113,020
6,023	Terex Corp.(a)	136,361
9,857	Textron, Inc.	262,590
1,967	Timken Co. (The)	111,155
2,445	Trinity Industries, Inc.	72,372
2,137	United Rentals, Inc.(a)	99,755
1,566	United Stationers, Inc.	44,412
		3,861,435
	Information Technology—6.4%
13,889	Advanced Micro Devices, Inc.(a)	102,223
1,002	Anixter International, Inc.(a)	68,717
9,164	AOL, Inc.(a)	229,467
5,266	Arrow Electronics, Inc.(a)	221,435
3,789	CoreLogic, Inc.(a)	63,276
1,847	Diebold, Inc.	72,864
1,608	IAC/InterActiveCorp.	77,425
3,054	Lexmark International, Inc., Class A	91,925
24,845	MEMC Electronic Materials, Inc.(a)	89,194
39,244	Micron Technology, Inc.(a)	258,618
2,890	Molex, Inc.	79,735
4,129	NCR Corp.(a)	97,032
13,635	SAIC, Inc.	165,802
5,672	Sanmina-SCI Corp.(a)	50,481
2,792	Tech Data Corp.(a)	150,182
4,638	Total System Services, Inc.	109,086
4,687	Unisys Corp.(a)	87,459
6,514	Vishay Intertechnology, Inc.(a)	73,087
		2,088,008
	Materials—8.3%
11,683	AK Steel Holding Corp.	86,688
2,672	Allegheny Technologies, Inc.	114,736
3,240	Ashland, Inc.	213,419
3,520	Bemis Co., Inc.	114,013
1,704	Cabot Corp.	73,494
8,634	Commercial Metals Co.	127,610

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,183	Cytec Industries, Inc.	$75,203
3,157	Eastman Chemical Co.	170,383
9,633	Huntsman Corp.	136,403
921	Martin Marietta Materials, Inc.	76,332
6,093	MeadWestvaco Corp.(a)	171,823
8,200	Owens-Illinois, Inc.(a)	190,650
2,724	Packaging Corp. of America	79,514
3,990	RPM International, Inc.	106,014
1,436	Scotts Miracle-Gro Co. (The), Class A	75,246
6,421	Sealed Air Corp.	123,155
1,447	Sherwin-Williams Co. (The)	174,045
2,930	Sonoco Products Co.	97,071
10,754	United States Steel Corp.	304,661
3,851	Vulcan Materials Co.	164,861
		2,675,321
	Telecommunication Services—1.9%
64,502	Frontier Communications Corp.	260,588
4,250	Telephone & Data Systems, Inc.	103,233
22,046	Windstream Corp.	247,797
		611,618
	Utilities—14.0%
3,736	Alliant Energy Corp.	169,017
2,727	Atmos Energy Corp.	88,846
12,719	Calpine Corp.(a)	238,481
15,380	CenterPoint Energy, Inc.	310,830
8,061	CMS Energy Corp.	185,322
52,572	GenOn Energy, Inc.(a)	111,978
6,157	Great Plains Energy, Inc.	125,726
3,122	Hawaiian Electric Industries, Inc.	82,858
3,013	Integrys Energy Group, Inc.	164,630
4,507	MDU Resources Group, Inc.	103,391
2,004	National Fuel Gas Co.	94,829
11,988	NiSource, Inc.	295,504
8,530	Northeast Utilities	313,648
8,622	NV Energy, Inc.	143,556
2,712	OGE Energy Corp.	146,340
2,862	ONEOK, Inc.	245,817
11,581	Pepco Holdings, Inc.	219,113
2,026	Piedmont Natural Gas Co., Inc.	61,752
4,316	Pinnacle West Capital Corp.	208,679
3,839	PNM Resources, Inc.	72,020
3,200	Portland General Electric Co.	82,656
5,676	Questar Corp.	112,101
4,325	SCANA Corp.	199,469
8,060	TECO Energy, Inc.	145,241
4,813	UGI Corp.	140,443
2,657	Vectren Corp.	78,249
4,202	Westar Energy, Inc.	120,555

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,897	WGL Holdings, Inc.	$76,089
5,076	Wisconsin Energy Corp.	187,000
		4,524,140
	Total Common Stocks and Other Equity Interests (Cost $31,652,065)	32,402,847
	Money Market Fund—0.3%
92,983	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $92,983)	92,983
	Total Investments (Cost $31,745,048)—100.3%	32,495,830
	Liabilities in excess of other assets—(0.3%)	(88,121)
	Net Assets—100.0%	$32,407,709

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—13.6%
4,008	Aeropostale, Inc.(a)	$88,897
476	AFC Enterprises, Inc.(a)	8,130
208	America's Car-Mart, Inc.(a)	9,555
244	Blue Nile, Inc.(a)	7,388
1,009	Buckle, Inc. (The)	46,596
1,713	Cabela's, Inc.(a)	64,768
600	Cambium Learning Group, Inc.(a)	1,362
408	Caribou Coffee Co., Inc.(a)	6,695
142	Cavco Industries, Inc.(a)	7,327
400	Choice Hotels International, Inc.	15,048
366	Churchill Downs, Inc.	21,726
4,534	Cinemark Holdings, Inc.	104,101
1,952	Digital Generation, Inc.(a)	18,115
625	DineEquity, Inc.(a)	30,362
2,868	DreamWorks Animation SKG, Inc., Class A(a)	51,653
572	Dunkin' Brands Group, Inc.	18,516
1,237	Education Management Corp.(a)	15,339
236	Einstein Noah Restaurant Group, Inc.	3,339
1,711	Express, Inc.(a)	40,414
300	Fisher Communications, Inc.(a)	9,837
608	Fuel Systems Solutions, Inc.(a)	14,258
739	Genesco, Inc.(a)	55,425
2,892	Gentex Corp.	63,537
886	G-III Apparel Group Ltd.(a)	23,789
1,968	GNC Holdings, Inc., Class A	76,870
2,396	Guess?, Inc.	70,155
2,094	Hillenbrand, Inc.	43,848
1,360	Interval Leisure Group, Inc.	23,501
970	ITT Educational Services, Inc.(a)	64,039
1,354	John Wiley & Sons, Inc., Class A	61,187
645	Kirkland's, Inc.(a)	9,443
836	Knology, Inc.(a)	16,260
1,029	Krispy Kreme Doughnuts, Inc.(a)	7,543
2,570	Lions Gate Entertainment Corp. (Canada)(a)	31,431
9,363	Live Nation Entertainment, Inc.(a)	84,829
851	Maidenform Brands, Inc.(a)	19,428
884	Martha Stewart Living Omnimedia, Inc., Class A	3,156
748	MDC Partners, Inc., Class A (Canada)	7,719
1,864	National CineMedia, Inc.	26,637
624	Nexstar Broadcasting Group, Inc., Class A(a)	4,836
340	Outdoor Channel Holdings, Inc.	2,516
2,332	Overstock.com, Inc.(a)	14,062
705	Papa John's International, Inc.(a)	28,397
736	PetMed Express, Inc.	9,914
1,196	Pier 1 Imports, Inc.	20,547
1,072	Polaris Industries, Inc.	85,160
152	Rentrak Corp.(a)	2,876
3,046	Sally Beauty Holdings, Inc.(a)	81,024
559	Select Comfort Corp.(a)	16,144

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,999	Smith & Wesson Holding Corp.(a)	$16,492
382	Strayer Education, Inc.	37,696
1,892	Texas Roadhouse, Inc.	32,637
1,128	Town Sports International Holdings, Inc.(a)	14,461
1,513	Tupperware Brands Corp.	94,245
631	Universal Electronics, Inc.(a)	10,676
688	US Auto Parts Network, Inc.(a)	2,491
3,037	Valassis Communications, Inc.(a)	60,740
1,433	Warnaco Group, Inc. (The)(a)	75,892
497	Weight Watchers International, Inc.	37,752
17,549	Wendy's Co. (The)	85,464
5,883	Wet Seal, Inc. (The), Class A(a)	19,355
2,288	WMS Industries, Inc.(a)	56,079
1,253	Wolverine World Wide, Inc.	52,563
		2,134,242
	Consumer Staples—5.2%
1,129	Andersons, Inc. (The)	56,902
1,436	B&G Foods, Inc.	31,937
327	Calavo Growers, Inc.	9,378
587	Cal-Maine Foods, Inc.	21,150
1,840	Casey's General Stores, Inc.	103,684
809	Diamond Foods, Inc.	16,908
4,172	Flowers Foods, Inc.	89,489
1,119	Hain Celestial Group, Inc. (The)(a)	52,929
548	Inter Parfums, Inc.	8,631
406	J & J Snack Foods Corp.	22,760
156	Limoneira Co.	2,622
827	Nu Skin Enterprises, Inc., Class A	44,079
608	Revlon, Inc., Class A(a)	10,385
833	Sanderson Farms, Inc.	42,991
1,692	Snyders-Lance, Inc.	43,789
1,556	Spectrum Brands Holdings, Inc.(a)	53,697
1,688	Susser Holdings Corp.(a)	45,053
1,698	United Natural Foods, Inc.(a)	83,694
207	USANA Health Sciences, Inc.(a)	8,632
2,631	Vector Group Ltd.	45,648
461	WD-40 Co.	20,782
		815,140
	Energy—5.9%
3,668	ATP Oil & Gas Corp.(a)	27,730
932	Berry Petroleum Co., Class A	42,453
2,326	Bill Barrett Corp.(a)	55,778
1,709	Bristow Group, Inc.	83,485
153	Clayton Williams Energy, Inc.(a)	11,252
3,697	Cloud Peak Energy, Inc.(a)	56,897
3,126	CVR Energy, Inc.(a)	94,905
1,144	Energy Partners Ltd.(a)	18,624
8,764	EXCO Resources, Inc.	64,328
2,352	Gastar Exploration Ltd. (Canada)(a)	6,609
876	Global Geophysical Services, Inc.(a)	8,383

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,900	Green Plains Renewable Energy, Inc.(a)	$15,181
882	Gulfmark Offshore, Inc., Class A(a)	42,486
1,032	Harvest Natural Resources, Inc.(a)	7,100
964	Hornbeck Offshore Services, Inc.(a)	40,131
3,700	ION Geophysical Corp.(a)	23,051
4,628	Key Energy Services, Inc.(a)	58,590
421	Lufkin Industries, Inc.	32,350
1,410	Matrix Service Co.(a)	19,247
572	Natural Gas Services Group, Inc.(a)	7,459
160	Panhandle Oil And Gas, Inc., Class A	4,408
3,304	Pioneer Drilling Co.(a)	26,036
10,112	Quicksilver Resources, Inc.(a)	47,526
204	Rignet, Inc.(a)	3,484
949	SM Energy Co.	62,738
1,384	Tesco Corp. (Canada)(a)	22,601
1,766	VAALCO Energy, Inc.(a)	16,018
1,008	Venoco, Inc.(a)	11,199
2,436	Warren Resources, Inc.(a)	7,527
505	Westmoreland Coal Co.(a)	5,095
		922,671
	Financials—23.9%
1,345	Acadia Realty Trust REIT	31,177
195	Alleghany Corp.(a)	66,866
240	American Assets Trust, Inc. REIT	5,642
852	AMERISAFE, Inc.(a)	22,765
1,144	Associated Estates Realty Corp. REIT	19,368
1,128	Bancorp, Inc. (The)(a)	11,585
108	Bank of Kentucky Financial Corp.	2,723
176	Bank of Marin Bancorp	6,524
1,364	Bankunited, Inc.	33,554
1,300	BBCN Bancorp, Inc.(a)	14,274
737	Berkshire Hills Bancorp, Inc.	16,723
1,548	BGC Partners, Inc., Class A	10,790
778	BOK Financial Corp.	44,369
1,861	BRE Properties, Inc. REIT	97,703
172	Bridge Capital Holdings(a)	2,630
3,115	Brown & Brown, Inc.	84,012
372	Bryn Mawr Bank Corp.	7,994
5,188	Capstead Mortgage Corp. REIT	71,231
750	Cardinal Financial Corp.	9,053
973	Cash America International, Inc.	45,488
1,230	CBOE Holdings, Inc.	32,521
1,132	Centerstate Banks, Inc.	9,101
859	Citizens, Inc.(a)	8,255
164	Clifton Savings Bancorp, Inc.	1,676
326	CNB Financial Corp.	5,359
420	Cohen & Steers, Inc.	14,801
1,211	Columbia Banking System, Inc.	24,813
3,609	Corporate Office Properties Trust REIT	84,992
3,336	Cubesmart REIT	41,900
2,332	CYS Investments, Inc. REIT	32,018

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,620	Delphi Financial Group, Inc., Class A	$73,580
7,808	DiamondRock Hospitality Co. REIT	82,999
3,824	Douglas Emmett, Inc. REIT	88,870
1,212	Dynex Capital, Inc. REIT	11,429
3,870	East West Bancorp, Inc.	88,120
844	EastGroup Properties, Inc. REIT	42,453
2,917	Eaton Vance Corp.	76,717
2,044	Education Realty Trust, Inc., REIT	23,036
728	Enterprise Financial Services Corp.	8,802
1,749	Entertainment Properties Trust REIT	83,935
805	Erie Indemnity Co., Class A	61,905
2,147	First Financial Bancorp.	36,091
948	First Financial Bankshares, Inc.	32,080
221	First of Long Island Corp. (The)	6,084
2,651	First Potomac Realty Trust REIT	32,978
2,640	First Republic Bank(a)	87,199
944	Gain Capital Holdings, Inc.	4,843
528	Gladstone Commercial Corp. REIT	8,971
764	Gladstone Investment Corp.	5,669
897	Greenhill & Co., Inc.	34,848
1,480	Hancock Holding Co.	47,626
468	Heritage Financial Corp.	6,131
468	HFF, Inc., Class A(a)	7,647
2,076	Hilltop Holdings, Inc.(a)	16,463
1,338	Home Properties, Inc. REIT	81,685
906	IBERIABANK Corp.	46,269
839	Independent Bank Corp.	23,551
4,122	Jefferies Group, Inc.	65,663
580	JMP Group, Inc.	4,298
1,234	Jones Lang LaSalle, Inc.	98,646
1,212	KBW, Inc.	20,653
320	Kearny Financial Corp.	3,104
1,580	Kilroy Realty Corp. REIT	74,971
575	Lakeland Financial Corp.	14,973
2,529	LaSalle Hotel Properties REIT	74,378
2,048	LPL Investment Holdings, Inc.	73,503
720	LTC Properties, Inc. REIT	23,962
2,528	Meadowbrook Insurance Group, Inc.	22,322
998	Mid-America Apartment Communities, Inc. REIT	67,934
1,057	Monmouth Real Estate Investment Corp., Class A REIT	10,845
396	National Health Investors, Inc. REIT	19,590
224	National Interstate Corp.	5,376
4,920	National Penn Bancshares, Inc.	45,362
300	Nicholas Financial, Inc. (Canada)	3,969
10,020	NorthStar Realty Finance Corp. REIT	57,114
4,218	Northwest Bancshares, Inc.	51,966
2,332	Ocwen Financial Corp.(a)	34,770
304	Omniamerican Bancorp, Inc.(a)	6,095
762	PICO Holdings, Inc.(a)	18,296

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,312	PrivateBancorp, Inc.	$36,368
985	ProAssurance Corp.	86,769
536	Republic Bancorp, Inc., Class A	12,612
5,536	Resource Capital Corp. REIT	29,894
2,708	RLJ Lodging Trust REIT	50,856
272	Rockville Financial, Inc.	3,185
936	Rouse Properties, Inc. REIT(a)	12,580
3,350	Sabra Health Care REIT, Inc.	56,079
427	Saul Centers, Inc. REIT	17,084
463	SCBT Financial Corp.	15,923
4,102	SEI Investments Co.	82,819
683	Southside Bancshares, Inc.	13,933
979	Sovran Self Storage, Inc. REIT	51,593
1,514	Stifel Financial Corp.(a)	55,140
704	Sun Communities, Inc. REIT	30,800
992	Taubman Centers, Inc. REIT	76,563
1,612	TFS Financial Corp.(a)	15,846
1,928	Tower Group, Inc.	41,606
987	TowneBank	12,851
2,912	Umpqua Holdings Corp.	38,555
482	United Financial Bancorp, Inc.	7,731
1,772	Universal Insurance Holdings, Inc.	7,336
1,064	Virginia Commerce Bancorp, Inc.(a)	8,331
2,231	Waddell & Reed Financial, Inc., Class A	71,347
489	Washington Banking Co.	6,817
2,490	Washington Real Estate Investment Trust REIT	73,580
2,748	Western Alliance Bancorp(a)	24,127
1,296	Winthrop Realty Trust REIT	13,828
475	World Acceptance Corp.(a)	31,592
		3,763,423
	Health Care—7.9%
4,043	Alere, Inc.(a)	96,587
444	Almost Family, Inc.(a)	10,825
295	Analogic Corp.	20,122
1,324	AngioDynamics, Inc.(a)	16,391
1,460	Arena Pharmaceuticals, Inc.(a)	3,562
664	Assisted Living Concepts, Inc., Class A	11,892
679	Bio-Rad Laboratories, Inc., Class A(a)	73,325
3,404	BioScrip, Inc.(a)	25,224
635	Chemed Corp.	38,316
201	Computer Programs & Systems, Inc.	11,978
823	Cooper Cos., Inc. (The)	72,564
159	CorVel Corp.(a)	6,915
1,962	Covance, Inc.(a)	91,743
1,092	CryoLife, Inc.(a)	5,777
248	Cynosure, Inc., Class A(a)	5,126
1,299	Emeritus Corp.(a)	22,343
1,428	eResearchTechnology, Inc.(a)	11,281
280	Exactech, Inc.(a)	4,340
124	Furiex Pharmaceuticals, Inc.(a)	1,782

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,920	Geron Corp.(a)	$4,906
1,128	Greatbatch, Inc.(a)	26,271
622	Haemonetics Corp.(a)	44,517
1,386	Hanger Orthopedic Group, Inc.(a)	32,640
2,994	HealthSouth Corp.(a)	67,036
762	Integra LifeSciences Holdings Corp.(a)	28,369
408	IRIS International, Inc.(a)	5,337
261	Kensey Nash Corp.	7,420
303	Landauer, Inc.	15,974
1,012	LHC Group, Inc.(a)	17,923
992	Maxygen, Inc.(a)	5,605
224	Medtox Scientific, Inc.(a)	4,950
1,618	Molina Healthcare, Inc.(a)	41,502
432	Obagi Medical Products, Inc.(a)	5,668
424	OraSure Technologies, Inc.(a)	4,863
2,702	Patterson Cos., Inc.	92,111
10,084	PDL BioPharma, Inc.	63,428
792	Providence Service Corp. (The)(a)	11,135
2,373	PSS World Medical, Inc.(a)	56,786
448	Quidel Corp.(a)	7,401
1,946	RTI Biologics, Inc.(a)	6,811
430	US Physical Therapy, Inc.	10,483
3,144	VCA Antech, Inc.(a)	74,387
1,193	West Pharmaceutical Services, Inc.	53,566
1,471	Wright Medical Group, Inc.(a)	27,405
		1,246,587
	Industrials—19.0%
468	AAON, Inc.	9,547
2,056	AAR Corp.	31,765
1,628	Actuant Corp., Class A	44,396
1,860	Aegion Corp.(a)	33,945
4,877	Aircastle Ltd. (Bermuda)	59,256
1,056	Altra Holdings, Inc.(a)	19,304
292	American Railcar Industries, Inc.(a)	7,878
218	American Science & Engineering, Inc.	14,238
2,232	American Superconductor Corp.(a)	9,218
3,843	Babcock & Wilcox Co. (The)(a)	94,538
2,196	Beacon Roofing Supply, Inc.(a)	58,611
848	Blount International, Inc.(a)	13,712
332	CAI International, Inc.(a)	6,859
959	CLARCOR, Inc.	46,051
4,103	Corrections Corp. of America(a)	118,536
433	Cubic Corp.	20,018
1,744	Curtiss-Wright Corp.	61,546
2,600	DigitalGlobe, Inc.(a)	31,902
1,656	Dolan Co. (The)(a)	13,265
955	Douglas Dynamics, Inc.	13,494
1,048	Dun & Bradstreet Corp. (The)	81,513
387	Dynamic Materials Corp.	7,074
712	Encore Capital Group, Inc.(a)	16,874

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,189	EnerSys(a)	$76,506
782	ESCO Technologies, Inc.	26,901
1,225	Esterline Technologies Corp.(a)	83,900
4,487	Fortune Brands Home & Security, Inc.(a)	102,034
614	Forward Air Corp.	20,741
476	Franklin Electric Co., Inc.	23,871
1,973	FTI Consulting, Inc.(a)	71,699
2,839	GenCorp, Inc.(a)	19,504
3,519	Geo Group, Inc. (The)(a)	72,878
1,168	GeoEye, Inc.(a)	26,771
661	Global Power Equipment Group, Inc.(a)	16,532
378	Gorman-Rupp Co. (The)	10,886
460	GP Strategies Corp.(a)	7,719
5,300	GrafTech International Ltd.(a)	62,222
2,580	Great Lakes Dredge & Dock Corp.	19,118
6,952	Hawaiian Holdings, Inc.(a)	39,348
1,397	Healthcare Services Group, Inc.	29,644
2,256	Hexcel Corp.(a)	61,769
1,432	Hill International, Inc.(a)	5,098
695	Houston Wire & Cable Co.	8,542
1,288	HUB Group, Inc., Class A(a)	45,080
1,012	ICF International, Inc.(a)	25,239
2,154	IDEX Corp.	93,290
324	Intersections, Inc.	3,898
1,842	J.B. Hunt Transport Services, Inc.	101,918
1,372	KAR Auction Services, Inc.(a)	25,245
1,086	Kaydon Corp.	26,640
1,469	Knight Transportation, Inc.	24,121
639	LB Foster Co., Class A	17,132
2,027	Lincoln Electric Holdings, Inc.	99,343
386	LMI Aerospace, Inc.(a)	7,060
2,532	Metalico, Inc.(a)	8,204
1,407	Mobile Mini, Inc.(a)	26,536
1,898	Moog, Inc., Class A(a)	80,228
765	MSC Industrial Direct Co., Inc., Class A	56,388
385	Multi-Color Corp.	8,208
341	National Presto Industries, Inc.	25,139
827	Nordson Corp.	44,575
1,004	Old Dominion Freight Line, Inc.(a)	44,648
1,236	On Assignment, Inc.(a)	23,126
3,127	Orbital Sciences Corp.(a)	39,275
509	Powell Industries, Inc.(a)	16,598
1,321	RailAmerica, Inc.(a)	30,621
1,178	Regal-Beloit Corp.	79,680
503	Robbins & Myers, Inc.	24,501
270	Sauer-Danfoss, Inc.	11,694
570	Standard Parking Corp.(a)	10,864
2,254	Sykes Enterprises, Inc.(a)	35,726
1,392	Taser International, Inc.(a)	6,403
1,135	Teledyne Technologies, Inc.(a)	73,344
2,199	Tetra Tech, Inc.(a)	58,713

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
349	Textainer Group Holdings Ltd.	$12,239
228	Thermon Group Holdings, Inc.(a)	5,066
864	Titan International, Inc.	24,961
704	TRC Cos., Inc.(a)	4,632
322	Trex Co., Inc.(a)	10,304
503	UniFirst Corp.	30,562
795	Vicor Corp.	5,541
1,023	WABCO Holdings, Inc.(a)	64,480
837	Watsco, Inc.	60,222
		2,990,667
	Information Technology—15.2%
491	ACI Worldwide, Inc.(a)	19,571
1,098	Actuate Corp.(a)	7,796
1,167	ADTRAN, Inc.	35,617
1,581	Advanced Energy Industries, Inc.(a)	18,877
880	Aeroflex Holding Corp.(a)	9,856
812	Alpha & Omega Semiconductor Ltd. (Bermuda)(a)	8,031
519	Anaren, Inc.(a)	9,363
5,287	Arris Group, Inc.(a)	68,361
6,984	Atmel Corp.(a)	61,948
1,033	ATMI, Inc.(a)	21,703
425	Badger Meter, Inc.	15,699
1,273	Booz Allen Hamilton Holding Corp.	21,768
9,102	Brightpoint, Inc.(a)	55,704
1,764	Brooks Automation, Inc.	20,745
747	Cabot Microelectronics Corp.	25,682
3,656	Cadence Design Systems, Inc.(a)	42,665
204	Cass Information Systems, Inc.	8,354
538	Cognex Corp.	21,654
537	Coherent, Inc.(a)	28,246
474	Computer Task Group, Inc.(a)	6,835
1,223	Comtech Telecommunications Corp.	37,815
6,060	Comverse Technology, Inc.(a)	39,087
720	Cymer, Inc.(a)	37,325
2,374	Cypress Semiconductor Corp.	36,797
524	DDi Corp.	6,801
704	Echelon Corp.(a)	3,069
2,115	EchoStar Corp., Class A(a)	61,441
1,008	Electro Scientific Industries, Inc.	14,374
3,373	Entegris, Inc.(a)	29,851
908	EPIQ Systems, Inc.	10,315
2,195	Euronet Worldwide, Inc.(a)	47,478
1,200	Exar Corp.(a)	9,504
591	Forrester Research, Inc.	20,951
896	FSI International, Inc.(a)	4,543
1,404	Global Payments, Inc.	65,188
856	GSI Group, Inc. (Canada)(a)	10,332
1,171	Heartland Payment Systems, Inc.	35,680
1,530	Internap Network Services Corp.(a)	10,771
1,381	Intevac, Inc.(a)	11,131

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,867	Itron, Inc.(a)	$76,174
808	Ixia(a)	10,181
1,580	Jack Henry & Associates, Inc.	53,657
216	Keynote Systems, Inc.	3,974
1,950	Kopin Corp.(a)	6,961
388	LeCroy Corp.(a)	4,012
12,169	LSI Corp.(a)	97,839
1,972	MagnaChip Semiconductor Corp.(a)	23,230
308	Manhattan Associates, Inc.(a)	15,446
1,445	ManTech International Corp., Class A	45,402
651	MAXIMUS, Inc.	28,807
2,968	Mentor Graphics Corp.(a)	42,888
1,113	Micrel, Inc.	12,120
111	MicroStrategy, Inc., Class A(a)	15,516
1,576	MKS Instruments, Inc.	43,576
293	MoneyGram International, Inc.(a)	4,934
846	Move, Inc.(a)	7,360
418	Multi-Fineline Electronix, Inc.(a)	11,073
1,180	Newport Corp.(a)	20,143
1,773	Novellus Systems, Inc.(a)	82,888
2,116	OmniVision Technologies, Inc.(a)	38,977
784	Perficient, Inc.(a)	9,416
1,206	Pericom Semiconductor Corp.(a)	9,479
1,667	Plexus Corp.(a)	53,961
4,664	Power-One, Inc.(a)	19,962
1,668	Progress Software Corp.(a)	38,597
2,596	QLogic Corp.(a)	44,781
1,805	Quest Software, Inc.(a)	42,002
1,280	RealNetworks, Inc.	12,250
9,600	RF Micro Devices, Inc.(a)	41,568
576	Rosetta Stone, Inc.(a)	6,025
1,484	ScanSource, Inc.(a)	48,913
1,312	SeaChange International, Inc.(a)	10,785
3,372	Sigma Designs, Inc.(a)	18,580
635	Silicon Laboratories, Inc.(a)	22,536
5,604	Sonus Networks, Inc.(a)	15,859
812	Standard Microsystems Corp.(a)	21,502
1,448	STEC, Inc.(a)	12,004
2,464	STR Holdings, Inc.(a)	9,412
4,292	SunPower Corp., Class A(a)	24,078
776	Sycamore Networks, Inc.(a)	12,098
747	TechTarget, Inc.(a)	5,558
4,534	Teradyne, Inc.(a)	78,030
6,676	TriQuint Semiconductor, Inc.(a)	32,579
2,308	TTM Technologies, Inc.(a)	23,842
1,070	Ultra Clean Holdings, Inc.(a)	7,329
1,528	ValueClick, Inc.(a)	32,363
1,324	Veeco Instruments, Inc.(a)	39,971
1,020	X-Rite, Inc.(a)	5,651
1,286	Zebra Technologies Corp., Class A(a)	49,884
268	Zygo Corp.(a)	5,304
		2,400,405

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—6.4%
1,032	AMCOL International Corp.	$34,015
392	American Vanguard Corp.	9,800
1,781	AptarGroup, Inc.	97,082
396	Arabian American Development Co.(a)	3,457
1,016	Buckeye Technologies, Inc.	32,929
1,476	Calgon Carbon Corp.(a)	20,428
1,352	Clearwater Paper Corp.(a)	44,575
874	Compass Minerals International, Inc.	66,879
142	Deltic Timber Corp.	8,673
13,348	Golden Star Resources Ltd. (Canada)(a)	20,422
7,887	Graphic Packaging Holding Co.(a)	42,195
265	Hawkins, Inc.	9,203
283	Haynes International, Inc.	17,651
2,152	Horsehead Holding Corp.(a)	24,167
736	Innophos Holdings, Inc.	36,189
979	Kaiser Aluminum Corp.	51,466
973	Koppers Holdings, Inc.	37,830
1,557	Kraton Performance Polymers, Inc.(a)	40,482
424	Kronos Worldwide, Inc.	10,066
1,214	Materion Corp.	29,998
476	Quaker Chemical Corp.	20,658
457	Schweitzer-Mauduit International, Inc.	30,994
1,542	Silgan Holdings, Inc.	67,648
344	Stepan Co.	31,256
2,580	Stillwater Mining Co.(a)	27,683
3,540	SunCoke Energy, Inc.(a)	53,879
2,232	Titanium Metals Corp.	32,967
1,048	TPC Group, Inc.(a)	43,995
284	Universal Stainless & Alloy Products, Inc.(a)	13,178
494	Westlake Chemical Corp.	31,591
935	Zep, Inc.	13,324
		1,004,680
	Telecommunication Services—0.9%
397	Atlantic Tele-Network, Inc.	13,522
1,984	Cbeyond, Inc.(a)	12,757
15,188	Cincinnati Bell, Inc.(a)	57,715
5,904	Clearwire Corp., Class A(a)	8,649
5,052	Leap Wireless International, Inc.(a)	28,342
1,365	NTELOS Holdings Corp.	27,600
		148,585
	Utilities—1.9%
4,258	Aqua America, Inc.	96,699
236	Artesian Resources Corp., Class A	4,505
3,468	Atlantic Power Corp. (Canada)	49,523
393	Chesapeake Utilities Corp.	16,514
2,277	Cleco Corp.	92,901
317	Connecticut Water Service, Inc.	8,797
665	Ormat Technologies, Inc.	13,147

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
456	Unitil Corp.	$12,066
378	York Water Co.	6,604
		300,756
	Total Common Stocks and Other Equity Interests (Cost $15,448,293)	15,727,156
	Money Market Fund—0.6%
90,674	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $90,674)	90,674
	Total Investments (Cost $15,538,967)—100.5%	15,817,830
	Liabilities in excess of other assets—(0.5%)	(82,783)
	Net Assets—100.0%	$15,735,047

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—14.0%
2,095	AMC Networks, Inc., Class A(a)	$89,038
568	American Public Education, Inc.(a)	19,721
666	Amerigon, Inc.(a)	9,524
758	Archipelago Learning, Inc.(a)	8,391
8,642	Ascena Retail Group, Inc.(a)	176,988
3,075	Bally Technologies, Inc.(a)	149,291
960	BJ's Restaurants, Inc.(a)	41,462
992	Black Diamond, Inc.(a)	9,851
538	Body Central Corp.(a)	16,339
1,158	Bravo Brio Restaurant Group, Inc.(a)	23,392
726	Bridgepoint Education, Inc.(a)	15,653
705	Buffalo Wild Wings, Inc.(a)	59,114
1,199	Capella Education Co.(a)	39,219
3,459	Carter's, Inc.(a)	187,824
2,155	Coinstar, Inc.(a)	135,312
4,710	Crocs, Inc.(a)	95,142
1,931	Deckers Outdoor Corp.(a)	98,500
4,987	DeVry, Inc.	160,332
828	Dorman Products, Inc.(a)	39,562
2,151	DSW, Inc., Class A	121,015
739	Francesca's Holdings Corp.(a)	23,168
1,074	Gordmans Stores, Inc.(a)	22,812
2,213	Grand Canyon Education, Inc.(a)	38,484
1,278	Hibbett Sports, Inc.(a)	76,322
7,516	Iconix Brand Group, Inc.(a)	115,295
1,199	iRobot Corp.(a)	28,308
2,163	Jos. A. Bank Clothiers, Inc.(a)	102,851
1,320	K12, Inc.(a)	33,660
3,250	Life Time Fitness, Inc.(a)	151,320
8,256	LKQ Corp.(a)	276,163
1,993	Lumber Liquidators Holdings, Inc.(a)	57,658
4,895	Madison Square Garden Co. (The), Class A(a)	176,073
1,325	Monro Muffler Brake, Inc.	54,670
783	Morningstar, Inc.	45,195
971	Panera Bread Co., Class A(a)	153,340
578	Peet's Coffee & Tea, Inc.(a)	44,402
1,634	Rue21, Inc.(a)	49,592
4,699	Scripps Networks Interactive, Inc., Class A	235,984
2,378	Shuffle Master, Inc.(a)	42,019
1,244	Shutterfly, Inc.(a)	38,713
4,215	Sotheby's	165,734
1,429	Steven Madden Ltd.(a)	61,747
574	Sturm Ruger & Co., Inc.	32,758
1,381	Tempur-Pedic International, Inc.(a)	81,258
230	Tesla Motors, Inc.(a)	7,620
3,030	TripAdvisor, Inc.(a)	113,655
1,972	True Religion Apparel, Inc.	53,560
1,060	Ulta Salon, Cosmetics & Fragrance, Inc.	93,471
852	Under Armour, Inc., Class A(a)	83,436

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,467	Urban Outfitters, Inc.(a)	$245,204
502	Vera Bradley, Inc.(a)	13,042
1,014	Vitacost.Com, Inc.(a)	8,497
1,576	Vitamin Shoppe, Inc.(a)	74,182
1,163	Zumiez, Inc.(a)	42,636
		4,338,499
	Consumer Staples—1.7%
321	Boston Beer Co., Inc. (The), Class A(a)	33,166
364	Chefs' Warehouse, Inc. (The)(a)	8,802
5,796	Darling International, Inc.(a)	94,938
1,019	Fresh Market, Inc. (The)(a)	52,142
1,030	Medifast, Inc.(a)	19,797
737	PriceSmart, Inc.	60,832
5,736	Smart Balance, Inc.(a)	33,842
1,324	Synutra International, Inc.(a)	7,613
3,445	TreeHouse Foods, Inc.(a)	198,122
		509,254
	Energy—7.3%
2,906	Abraxas Petroleum Corp.(a)	8,660
2,770	Amyris, Inc.(a)	8,670
166	Apco Oil And Gas International, Inc. (Cayman Islands)	6,964
991	Approach Resources, Inc.(a)	35,557
3,990	Atwood Oceanics, Inc.(a)	176,877
522	Bonanza Creek Energy, Inc.(a)	11,468
5,561	BPZ Resources, Inc.(a)	22,522
756	C&J Energy Services, Inc.(a)	14,251
820	CARBO Ceramics, Inc.	68,954
2,201	Carrizo Oil & Gas, Inc.(a)	61,716
1,385	Clean Energy Fuels Corp.(a)	26,647
1,865	Cobalt International Energy, Inc.(a)	49,907
736	Contango Oil & Gas Co.(a)	39,935
599	Continental Resources, Inc.(a)	53,461
5,356	Dresser-Rand Group, Inc.(a)	260,730
1,729	Dril-Quip, Inc.(a)	116,517
2,588	Endeavour International Corp.(a)	32,298
648	GeoResources, Inc.(a)	24,436
1,918	Goodrich Petroleum Corp.(a)	32,165
1,007	Gulfport Energy Corp.(a)	26,393
4,527	Heckmann Corp.(a)	17,203
2,590	Kodiak Oil & Gas Corp. (Canada)(a)	22,921
1,196	Magnum Hunter Resources Corp.(a)	7,427
8,887	McMoRan Exploration Co.(a)	78,206
4,740	Miller Energy Resources, Inc.(a)	25,738
818	Mitcham Industries, Inc.(a)	19,436
1,574	Northern Oil And Gas, Inc.(a)	30,583
1,484	Oasis Petroleum, Inc.(a)	49,076
209	OYO Geospace Corp.(a)	24,081
24,237	Patriot Coal Corp.(a)	141,302
5,836	Rentech, Inc.(a)	13,481

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,544	Resolute Energy Corp.(a)	$37,602
2,369	Rex Energy Corp.(a)	24,898
2,219	Rosetta Resources, Inc.(a)	111,549
4,141	RPC, Inc.	42,818
33,667	SandRidge Energy, Inc.(a)	268,999
833	TGC Industries, Inc.(a)	9,505
10,776	Ultra Petroleum Corp.(a)	212,934
30,088	Vantage Drilling Co. (Cayman Islands)(a)	47,539
424	Voc Energy Trust	9,544
		2,272,970
	Financials—14.4%
1,854	1st United Bancorp, Inc.(a)	11,235
75	Alexander's, Inc. REIT	29,222
4,257	American Campus Communities, Inc. REIT	189,224
1,872	AmTrust Financial Services, Inc.	50,993
1,272	ARMOUR Residential REIT, Inc.	8,879
1,671	Bank of the Ozarks, Inc.	51,634
2,248	Beneficial Mutual Bancorp, Inc.(a)	19,490
16,114	BioMed Realty Trust, Inc. REIT	319,380
802	BofI Holding, Inc.(a)	14,252
2,210	Campus Crest Communities, Inc. REIT	25,747
1,052	Chatham Lodging Trust REIT	13,676
1,272	Colony Financial, Inc. REIT	21,611
1,022	Coresite Realty Corp. REIT	25,458
266	Credit Acceptance Corp.(a)	25,012
2,172	CreXus Investment Corp. REIT	22,784
4,610	DFC Global Corp.(a)	80,583
206	Diamond Hill Investment Group, Inc.(a)	15,633
1,977	Duff & Phelps Corp., Class A	31,434
3,459	DuPont Fabros Technology, Inc. REIT	93,912
1,112	Eagle Bancorp, Inc.(a)	19,783
1,607	eHealth, Inc.(a)	28,476
326	Epoch Holding Corp.	8,802
1,263	Equity Lifestyle Properties, Inc. REIT	88,334
1,120	Evercore Partners, Inc., Class A	29,602
1,174	Excel Trust, Inc. REIT	14,076
5,832	Extra Space Storage, Inc. REIT	177,001
2,767	EZCORP, Inc., Class A(a)	74,128
938	Financial Engines, Inc.(a)	21,424
1,315	First Cash Financial Services, Inc.(a)	53,862
1,112	First Connecticut Bancorp, Inc.	14,667
798	Fox Chase Bancorp, Inc.	10,151
658	Franklin Financial Corp.(a)	9,462
2,469	Government Properties Income Trust REIT	57,330
687	Green Dot Corp., Class A(a)	18,130
8,240	Hatteras Financial Corp. REIT	240,031
4,868	Hercules Technology Growth Capital, Inc.	55,544
17,364	Hersha Hospitality Trust REIT	99,843
1,576	Home BancShares, Inc.	45,925
1,566	Hudson Pacific Properties, Inc. REIT	24,790

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,510	ICG Group, Inc.(a)	$23,795
1,163	INTL FCStone, Inc.(a)	25,005
6,725	Invesco Mortgage Capital, Inc. REIT(b)	118,629
2,816	Investors Bancorp, Inc.(a)	43,479
1,242	Kennedy-Wilson Holdings, Inc.	17,463
608	MarketAxess Holdings, Inc.	20,861
12,209	Medical Properties Trust, Inc. REIT	114,520
408	Meridian Interstate Bancorp, Inc.(a)	5,467
8,272	National Retail Properties, Inc. REIT	226,487
1,454	Netspend Holdings, Inc.(a)	11,094
2,226	NewStar Financial, Inc.(a)	26,423
962	Northfield Bancorp, Inc.	13,430
8,600	OMEGA Healthcare Investors, Inc. REIT	184,126
3,237	Oritani Financial Corp.	47,972
2,818	Pebblebrook Hotel Trust REIT	67,857
4,088	Pinnacle Financial Partners, Inc.(a)	74,810
3,873	Prosperity Bancshares, Inc.	180,675
1,454	Safeguard Scientifics, Inc.(a)	23,787
13,749	Senior Housing Properties Trust REIT	303,578
2,251	Signature Bank(a)	147,868
3,364	SVB Financial Group(a)	215,599
4,612	Tanger Factory Outlet Centers, Inc. REIT	144,448
742	Tejon Ranch Co.(a)	22,156
810	Territorial Bancorp, Inc.	17,593
2,293	Texas Capital Bancshares, Inc.(a)	86,469
3,431	Two Harbors Investment Corp. REIT	35,888
2,232	ViewPoint Financial Group	35,511
138	Virtus Investment Partners, Inc.(a)	11,647
870	Walker & Dunlop, Inc.(a)	11,354
2,626	Walter Investment Management Corp.	53,124
349	Westwood Holdings Group, Inc.	12,836
		4,465,471
	Health Care—16.7%
939	Abaxis, Inc.(a)	33,447
500	ABIOMED, Inc.(a)	12,165
894	Accretive Health, Inc.(a)	8,994
3,175	Accuray, Inc.(a)	24,447
628	Acorda Therapeutics, Inc.(a)	15,851
826	Affymax, Inc.(a)	10,829
624	Air Methods Corp.(a)	52,485
644	Akorn, Inc.(a)	7,812
1,698	Align Technology, Inc.(a)	53,844
7,684	Allscripts Healthcare Solutions, Inc.(a)	85,139
1,082	Alnylam Pharmaceuticals, Inc.(a)	12,324
5,262	Alphatec Holdings, Inc.(a)	11,471
1,267	AMAG Pharmaceuticals, Inc.(a)	19,841
4,020	Amylin Pharmaceuticals, Inc.(a)	104,158
476	Ariad Pharmaceuticals, Inc.(a)	7,759
2,089	Arthrocare Corp.(a)	52,141
6,118	Astex Pharmaceuticals(a)	10,768

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
352	athenahealth, Inc.(a)	$25,502
86	Atrion Corp.	19,835
726	Auxilium Pharmaceuticals, Inc.(a)	13,010
1,370	BioCryst Pharmaceuticals, Inc.(a)	4,959
2,174	BioMarin Pharmaceutical, Inc.(a)	75,438
1,592	Bio-Reference Labs, Inc.(a)	33,941
3,721	Bruker Corp.(a)	55,927
1,764	Cadence Pharmaceuticals, Inc. (a)	6,509
1,120	Cantel Medical Corp.	26,298
3,156	Catalyst Health Solutions, Inc.(a)	272,584
1,748	Celldex Therapeutics, Inc.(a)	7,971
5,658	Centene Corp.(a)	224,000
482	Cepheid, Inc.(a)	18,514
1,476	Chindex International, Inc.(a)	14,421
2,188	Codexis, Inc.(a)	7,921
1,310	Conceptus, Inc.(a)	24,589
2,549	Cubist Pharmaceuticals, Inc.(a)	107,772
652	Cyberonics, Inc.(a)	24,972
4,058	Dendreon Corp.(a)	47,276
2,708	Emergent Biosolutions, Inc.(a)	38,074
658	Endologix, Inc.(a)	9,857
1,444	Ensign Group, Inc. (The)	38,569
734	Exact Sciences Corp.(a)	7,905
1,362	ExamWorks Group, Inc.(a)	15,854
228	Genomic Health, Inc.(a)	6,534
2,067	Gen-Probe, Inc.(a)	168,564
332	HealthStream, Inc.(a)	7,609
175	HeartWare International, Inc.(a)	13,643
552	Hi-Tech Pharmacal Co., Inc.(a)	17,990
1,621	HMS Holdings Corp.(a)	39,001
7,086	Human Genome Sciences, Inc.(a)	104,235
924	ICU Medical, Inc.(a)	48,501
1,887	IDEXX Laboratories, Inc.(a)	165,924
756	Immunogen, Inc.(a)	9,639
4,368	Impax Laboratories, Inc.(a)	107,584
370	Insulet Corp.(a)	6,608
1,264	InterMune, Inc.(a)	13,196
1,006	IPC The Hospitalist Co., Inc.(a)	38,640
606	Ironwood Pharmaceuticals, Inc.(a)	8,005
2,840	Isis Pharmaceuticals, Inc.(a)	22,720
5,488	Lexicon Pharmaceuticals, Inc.(a)	8,891
1,113	Luminex Corp.(a)	27,869
241	MAKO Surgical Corp.(a)	9,956
3,788	Masimo Corp.(a)	83,828
4,486	MedAssets, Inc.(a)	56,568
2,324	Medicines Co. (The)(a)	51,337
3,035	Medicis Pharmaceutical Corp., Class A	116,756
446	Medidata Solutions, Inc.(a)	11,556
3,497	MEDNAX, Inc.(a)	245,629
2,772	Meridian Bioscience, Inc.	56,965
3,210	Merit Medical Systems, Inc.(a)	42,436

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,740	Metropolitan Health Networks, Inc.(a)	$20,495
1,128	Momenta Pharmaceuticals, Inc.(a)	17,913
834	MWI Veterinary Supply, Inc.(a)	78,730
3,035	Myriad Genetics, Inc.(a)	78,940
3,547	Natus Medical, Inc.(a)	43,415
2,096	Nektar Therapeutics(a)	15,971
816	Neogen Corp.(a)	31,816
3,516	NuVasive, Inc.(a)	58,260
886	NxStage Medical, Inc.(a)	15,062
2,597	Omnicell, Inc.(a)	37,059
1,761	Onyx Pharmaceuticals, Inc.(a)	80,143
4,520	Pacific Biosciences of California, Inc.(a)	12,204
2,558	Pain Therapeutics, Inc.(a)	10,360
3,313	Par Pharmaceutical Cos., Inc.(a)	140,272
4,961	PAREXEL International Corp.(a)	133,649
1,462	Quality Systems, Inc.	54,679
544	Questcor Pharmaceuticals, Inc.(a)	24,426
7,193	ResMed, Inc.(a)	244,634
1,764	Rigel Pharmaceuticals, Inc.(a)	13,636
949	Salix Pharmaceuticals Ltd.(a)	46,881
1,492	Santarus, Inc.(a)	9,504
1,506	Sciclone Pharmaceuticals, Inc.(a)	9,021
870	Seattle Genetics, Inc.(a)	17,200
3,422	Sequenom, Inc.(a)	17,521
3,086	Sirona Dental Systems, Inc.(a)	155,874
3,164	Solta Medical, Inc.(a)	10,283
1,462	Spectranetics Corp.(a)	15,336
522	Spectrum Pharmaceuticals, Inc.(a)	5,549
1,476	SXC Health Solutions Corp. (Canada)(a)	133,696
337	Synageva Biopharma Corp.(a)	12,799
1,074	Targacept, Inc.(a)	5,101
2,384	Team Health Holdings, Inc.(a)	51,351
1,385	Techne Corp.	92,712
2,459	Thoratec Corp.(a)	85,598
1,951	United Therapeutics Corp.(a)	85,356
788	Vascular Solutions, Inc.(a)	8,944
4,377	ViroPharma, Inc.(a)	95,200
614	VIVUS, Inc.(a)	14,871
1,497	Volcano Corp.(a)	40,644
		5,160,462
	Industrials—12.4%
19,828	A123 Systems, Inc.(a)	20,225
568	Acacia Research Corp.(a)	23,288
424	Advisory Board Co. (The)(a)	38,652
1,218	Aerovironment, Inc.(a)	29,622
1,014	Allegiant Travel Co.(a)	59,583
1,036	Ameresco, Inc., Class A(a)	12,629
500	Argan, Inc.	7,290
522	Astronics Corp.(a)	16,574
955	AZZ, Inc.	49,383

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,461	Chart Industries, Inc.(a)	$111,664
2,274	Clean Harbors, Inc.(a)	155,178
1,726	Colfax Corp.(a)	58,494
6,794	Copart, Inc.(a)	179,430
861	DXP Enterprises, Inc.(a)	37,342
712	Echo Global Logistics, Inc.(a)	12,125
2,696	EnerNOC, Inc.(a)	16,203
773	Exponent, Inc.(a)	36,949
4,276	Furmanite Corp.(a)	26,768
3,119	Gardner Denver, Inc.	203,172
2,211	Genesee & Wyoming, Inc., Class A(a)	119,195
530	Graham Corp.	11,702
1,456	HEICO Corp.	58,706
2,180	Huron Consulting Group, Inc.(a)	76,823
686	IHS, Inc., Class A(a)	69,334
2,623	II-VI, Inc.(a)	53,535
2,511	InnerWorkings, Inc.(a)	28,902
1,704	KEYW Holding Corp. (The)(a)	16,018
3,228	Kirby Corp.(a)	214,242
665	Lindsay Corp.	44,415
6,799	MasTec, Inc.(a)	118,235
1,003	Middleby Corp. (The)(a)	101,774
826	Mistras Group, Inc.(a)	19,386
2,835	Nielsen Holdings NV (Netherlands)(a)	82,839
614	PMFG, Inc.(a)	8,295
2,910	Polypore International, Inc.(a)	108,688
969	Portfolio Recovery Associates, Inc.(a)	66,687
1,536	Primoris Services Corp.	22,149
909	Raven Industries, Inc.	54,731
1,390	RBC Bearings, Inc.(a)	65,163
1,606	Roadrunner Transportation Systems, Inc.(a)	27,864
2,820	Rollins, Inc.	59,925
2,083	Spirit Airlines, Inc.(a)	50,034
891	Sun Hydraulics Corp.	22,302
1,699	Team, Inc.(a)	50,341
2,045	Titan Machinery, Inc.(a)	72,863
3,171	Towers Watson & Co., Class A	207,383
3,362	Triumph Group, Inc.	211,201
1,500	Valmont Industries, Inc.	185,895
2,059	Wabtec Corp.	160,149
5,897	Waste Connections, Inc.	190,060
3,558	WESCO Aircraft Holdings, Inc.(a)	56,181
2,407	Woodward, Inc.	100,107
		3,829,695
	Information Technology—23.7%
750	3D Systems Corp.(a)	22,118
1,514	Accelrys, Inc.(a)	12,460
1,366	Acme Packet, Inc.(a)	38,344
1,669	Advent Software, Inc.(a)	45,046
11,530	ANADIGICS, Inc.(a)	25,481

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,718	Ancestry.com, Inc.(a)	$45,871
1,879	Ariba, Inc.(a)	71,778
873	Aruba Networks, Inc.(a)	18,438
1,636	Aspen Technology, Inc.(a)	32,360
2,680	AXT, Inc.(a)	13,641
1,272	Bankrate, Inc.(a)	29,790
1,848	Blackbaud, Inc.	57,251
925	Bottomline Technologies, Inc.(a)	21,765
1,794	Calix, Inc.(a)	14,280
1,810	Cardtronics, Inc.(a)	47,712
788	Cavium, Inc.(a)	23,057
666	CEVA, Inc.(a)	14,712
3,871	Ciena Corp.(a)	57,368
2,343	Cirrus Logic, Inc.(a)	64,151
655	CommVault Systems, Inc.(a)	34,106
1,027	comScore, Inc.(a)	20,458
1,029	Concur Technologies, Inc.(a)	58,200
513	Constant Contact, Inc.(a)	12,399
849	CoStar Group, Inc.(a)	61,884
3,854	Cray, Inc.(a)	42,972
8,292	Cree, Inc.(a)	256,223
1,468	Datalink Corp.(a)	14,944
1,963	DealerTrack Holdings, Inc.(a)	58,556
1,006	Deltek, Inc.(a)	10,503
1,180	Demand Media, Inc.(a)	9,806
2,721	Dice Holdings, Inc.(a)	29,332
3,321	Diodes, Inc.(a)	74,025
3,016	Dolby Laboratories, Inc., Class A(a)	118,318
789	DTS, Inc.(a)	24,617
1,177	Ebix, Inc.	24,070
4,283	Entropic Communications, Inc.(a)	18,117
788	Envestnet, Inc.(a)	9,858
1,038	ExlService Holdings, Inc.(a)	28,732
1,493	FactSet Research Systems, Inc.	156,556
580	FARO Technologies, Inc.(a)	32,468
2,290	FEI Co.(a)	114,889
5,603	Finisar Corp.(a)	92,562
756	FleetCor Technologies, Inc.(a)	29,900
10,264	FLIR Systems, Inc.	230,529
1,063	Fortinet, Inc.(a)	27,766
3,075	Gartner, Inc.(a)	134,685
1,621	Globecomm Systems, Inc.(a)	22,986
11,522	GT Advanced Technologies, Inc.(a)	75,008
11,751	Harmonic, Inc.(a)	55,465
590	Higher One Holdings, Inc.(a)	9,304
1,059	Hittite Microwave Corp.(a)	56,699
1,251	iGATE Corp.(a)	24,344
5,894	Infinera Corp.(a)	42,201
1,045	Informatica Corp.(a)	48,091
674	Inphi Corp.(a)	6,841
1,234	Integrated Silicon Solution, Inc.(a)	13,105

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
458	Interactive Intelligence Group(a)	$13,584
1,919	InterDigital, Inc.	53,195
8,577	IntraLinks Holdings, Inc.(a)	39,969
615	IPG Photonics Corp.(a)	29,766
2,264	IXYS Corp.(a)	28,209
2,490	j2 Global, Inc.	64,317
3,831	JDA Software Group, Inc.(a)	110,639
12,302	JDS Uniphase Corp.(a)	149,469
856	Kenexa Corp.(a)	27,966
2,180	KIT Digital, Inc.(a)	14,780
5,382	Kulicke & Soffa Industries, Inc.(a)	70,504
7,131	Lattice Semiconductor Corp.(a)	38,935
4,472	Limelight Networks, Inc.(a)	12,253
448	Liquidity Services, Inc.(a)	23,892
1,200	Littelfuse, Inc.	75,204
864	LivePerson, Inc.(a)	13,720
393	LogMeIn, Inc.(a)	14,152
682	Loral Space & Communications, Inc.	42,318
3,770	LTX-Credence Corp.(a)	26,013
590	Maxwell Technologies, Inc.(a)	5,611
1,111	Measurement Specialties, Inc.(a)	39,696
2,893	MICROS Systems, Inc.(a)	164,409
5,330	Microsemi Corp.(a)	114,702
2,120	Mindspeed Technologies, Inc.(a)	10,621
1,370	MIPS Technologies, Inc.(a)	8,960
1,963	Monolithic Power Systems, Inc.(a)	40,673
2,126	Monotype Imaging Holdings, Inc.(a)	30,168
1,167	Nanometrics, Inc.(a)	18,100
4,721	National Instruments Corp.	128,411
2,564	NETGEAR, Inc.(a)	98,714
1,988	NetScout Systems, Inc.(a)	41,132
3,557	NeuStar, Inc., Class A(a)	129,297
2,774	NIC, Inc.	31,041
194	NVE Corp.(a)	9,832
7,621	Oclaro, Inc.(a)	21,872
818	OCZ Technology Group, Inc.(a)	4,826
266	OpenTable, Inc.(a)	11,898
1,594	Oplink Communications, Inc.(a)	25,249
594	OPNET Technologies, Inc.	13,757
997	OSI Systems, Inc.(a)	66,659
5,744	Parametric Technology Corp.(a)	123,956
384	Pegasystems, Inc.	14,281
20,075	PMC - Sierra, Inc.(a)	141,930
10,079	Polycom, Inc.(a)	133,748
1,139	Power Integrations, Inc.	43,145
432	PROS Holdings, Inc.(a)	8,506
756	QLIK Technologies, Inc.(a)	21,780
3,315	QuinStreet, Inc.(a)	34,841
1,551	Rackspace Hosting, Inc.(a)	90,098
6,154	Rambus, Inc.(a)	31,324
1,120	RealD, Inc.(a)	13,530

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
606	RealPage, Inc.(a)	$10,999
2,324	Riverbed Technology, Inc.(a)	45,853
5,916	Rovi Corp.(a)	169,198
1,748	Rubicon Technology, Inc.(a)	16,519
2,514	Rudolph Technologies, Inc.(a)	27,151
742	Saba Software, Inc.(a)	7,212
6,121	Sapient Corp.	73,268
2,824	Semtech Corp.(a)	76,982
492	ServiceSource International, Inc.(a)	8,157
2,256	ShoreTel, Inc.(a)	10,806
2,979	Silicon Graphics International Corp.(a)	28,122
7,134	Skyworks Solutions, Inc.(a)	193,617
690	SolarWinds, Inc.(a)	32,368
1,953	Solera Holdings, Inc.	87,768
368	Sourcefire, Inc.(a)	18,764
3,468	SS&C Technologies Holdings, Inc.(a)	82,434
334	Stamps.com, Inc.(a)	9,696
678	Stratasys, Inc.(a)	34,720
2,317	Super Micro Computer, Inc.(a)	40,895
1,529	Synaptics, Inc.(a)	46,956
881	Synchronoss Technologies, Inc.(a)	27,575
838	Syntel, Inc.	50,188
1,786	TeleNav, Inc.(a)	12,091
6,776	Tessera Technologies, Inc.	105,977
4,454	TIBCO Software, Inc.(a)	146,537
2,334	TiVo, Inc.(a)	25,184
288	Travelzoo, Inc.(a)	7,476
877	Tyler Technologies, Inc.(a)	35,036
247	Ultimate Software Group, Inc. (The)(a)	19,059
291	Ultratech, Inc.(a)	9,295
1,854	VASCO Data Security International, Inc.(a)	14,443
1,770	VeriFone Systems, Inc.(a)	84,323
1,108	Verint Systems, Inc.(a)	33,506
2,570	ViaSat, Inc.(a)	124,131
1,650	Virtusa Corp.(a)	24,899
938	Vocus, Inc.(a)	12,128
646	Volterra Semiconductor Corp.(a)	21,247
794	Web.com Group, Inc.(a)	10,282
3,832	WebMD Health Corp.(a)	87,178
1,955	Websense, Inc.(a)	40,547
1,829	Wright Express Corp.(a)	116,727
2,677	XO Group, Inc.(a)	24,816
		7,311,924
	Materials—6.4%
1,242	Allied Nevada Gold Corp.(a)	36,378
1,169	Balchem Corp.	33,784
8,164	Coeur d'Alene Mines Corp.(a)	175,934
1,136	Flotek Industries, Inc.(a)	15,495
1,136	Futurefuel Corp.	11,178
2,536	General Moly, Inc.(a)	8,217

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,248	Globe Specialty Metals, Inc.	$43,328
1,408	Golden Minerals Co.(a)	10,518
25,376	Hecla Mining Co.	108,609
3,305	Intrepid Potash, Inc.(a)	82,129
5,632	Jaguar Mining, Inc. (Canada)(a)	15,263
3,660	KapStone Paper and Packaging Corp.(a)	66,100
666	KMG Chemicals, Inc.	11,482
1,369	LSB Industries, Inc.(a)	46,436
991	Molycorp, Inc.(a)	26,816
698	NewMarket Corp.	155,808
3,778	Rock-Tenn Co., Class A	235,483
1,677	Royal Gold, Inc.	103,907
8,741	Solutia, Inc.	247,720
146	United States Lime & Minerals, Inc.(a)	7,004
2,218	Vista Gold Corp. (Canada)(a)	6,698
4,341	W.R. Grace & Co.(a)	258,767
3,547	Walter Energy, Inc.	235,202
2,738	Zoltek Cos., Inc.(a)	30,200
		1,972,456
	Telecommunication Services—2.6%
1,416	AboveNet, Inc.(a)	117,769
1,830	Cogent Communications Group, Inc.(a)	34,276
5,686	Iridium Communications, Inc.(a)	49,980
12,086	Level 3 Communications, Inc.(a)	278,703
3,785	Neutral Tandem, Inc.(a)	43,982
2,914	ORBCOMM, Inc.(a)	9,499
11,220	tw telecom, inc.(a)	244,371
13,322	Vonage Holdings Corp.(a)	27,177
		805,757
	Utilities—0.8%
3,130	ITC Holdings Corp.	242,450
	Total Common Stocks and Other Equity Interests (Cost $31,148,686)	30,908,938
	Money Market Fund—0.2%
79,170	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $79,170)	79,170
	Total Investments (Cost $31,227,856)—100.2%	30,988,108
	Liabilities in excess of other assets—(0.2%)	(75,457)
	Net Assets—100.0%	$30,912,651

Investment Abbreviations:

REIT—Real Estate Investment Trust

  Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—20.5%
5,745	1-800-FLOWERS.COM, Inc., Class A(a)	$17,120
6,058	American Axle & Manufacturing Holdings, Inc.(a)	58,702
7,418	American Greetings Corp., Class A(b)	118,688
5,572	Ameristar Casinos, Inc.	100,185
5,388	ANN, Inc.(a)	149,194
1,100	Arbitron, Inc.	41,855
478	Arctic Cat, Inc.(a)	21,147
4,780	Asbury Automotive Group, Inc.(a)	133,458
878	Ascent Capital Group, Inc., Class A(a)	45,217
13,388	Barnes & Noble, Inc.(a)(b)	277,801
28,960	Beazer Homes USA, Inc.(a)	89,776
3,810	Bebe Stores, Inc.	31,242
13,437	Belo Corp., Class A	90,565
1,355	Benihana, Inc.	18,685
5,584	Big 5 Sporting Goods Corp.	46,738
102	Biglari Holdings, Inc.(a)	41,446
595	Blyth, Inc.	52,342
3,177	Bob Evans Farms, Inc.	121,488
16,474	Boyd Gaming Corp.(a)	126,685
11,636	Brown Shoe Co., Inc.	106,004
7,531	Brunswick Corp.	197,990
11,135	Callaway Golf Co.	68,258
17,300	Career Education Corp.(a)	123,349
2,248	Carrols Restaurant Group, Inc.(a)	33,900
6,660	Casual Male Retail Group, Inc.(a)	20,912
2,432	Cato Corp. (The), Class A	67,683
1,870	CEC Entertainment, Inc.	71,471
21,369	Charming Shoppes, Inc.(a)	126,077
3,682	Cheesecake Factory, Inc. (The)(a)	115,983
8,405	Chico's FAS, Inc.	129,101
2,481	Children's Place Retail Stores, Inc. (The)(a)	114,076
3,289	Clear Channel Outdoor Holdings, Inc., Class A	24,898
11,624	Collective Brands, Inc.(a)	241,430
985	Columbia Sportswear Co.	46,393
2,091	Conn's, Inc.(a)	34,188
9,266	Cooper Tire & Rubber Co.	138,527
23,187	Corinthian Colleges, Inc.(a)	89,038
2,558	Cost Plus, Inc.(a)	49,548
1,833	Cracker Barrel Old Country Store, Inc.	105,434
1,250	CSS Industries, Inc.	23,938
2,753	Cumulus Media, Inc., Class A(a)(b)	9,993
10,516	Denny's Corp.(a)	43,536
1,513	Destination Maternity Corp.	30,018
1,455	Drew Industries, Inc.(a)	43,330
7,720	E.W. Scripps Co. (The), Class A(a)	70,715
5,560	Entercom Communications Corp., Class A	34,416
5,916	Entravision Communications Corp., Class A(a)	9,288
2,618	Ethan Allen Interiors, Inc.	60,738
54,486	Exide Technologies(a)	156,920

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,491	Federal-Mogul Corp.(a)	$70,999
3,059	Finish Line, Inc. (The), Class A	68,093
5,277	Fred's, Inc., Class A	75,567
2,538	Gaylord Entertainment Co.(a)	79,896
3,732	Group 1 Automotive, Inc.	216,008
4,009	Harman International Industries, Inc.	198,766
7,800	Harte-Hanks, Inc.	65,520
2,445	Haverty Furniture Cos., Inc.	29,340
6,115	hhgregg, Inc.(a)(b)	63,963
4,523	Hot Topic, Inc.	44,325
33,045	Hovnanian Enterprises, Inc., Class A(a)(b)	66,090
3,079	HSN, Inc.	119,157
3,287	Hyatt Hotels Corp., Class A(a)	141,440
4,656	International Speedway Corp., Class A	124,269
4,001	Isle of Capri Casinos, Inc.(a)	25,006
7,063	Jack in the Box, Inc.(a)	160,471
4,307	JAKKS Pacific, Inc.	82,134
469	Johnson Outdoors, Inc., Class A(a)	8,662
5,965	Journal Communications, Inc., Class A(a)	24,993
15,798	KB Home(b)	137,127
919	Kenneth Cole Productions, Inc., Class A(a)	14,640
5,649	Lamar Advertising Co., Class A(a)	179,751
4,651	La-Z-Boy, Inc.(a)	70,091
2,347	LeapFrog Enterprises, Inc.(a)	21,921
2,481	Libbey, Inc.(a)	35,404
5,482	LIN TV Corp., Class A(a)	21,654
4,693	Lincoln Educational Services Corp.	34,447
3,135	Lithia Motors, Inc., Class A	84,112
11,025	Liz Claiborne, Inc.(a)	147,735
2,742	M/I Homes, Inc.(a)	36,469
857	Mac-Gray Corp.	12,769
2,753	Marcus Corp.	34,440
4,871	MarineMax, Inc.(a)	51,925
2,158	Matthews International Corp., Class A	64,740
28,364	McClatchy Co. (The), Class A(a)	77,150
5,067	MDC Holdings, Inc.	142,433
3,598	Men's Wearhouse, Inc. (The)	133,270
3,721	Meredith Corp.(b)	107,276
3,693	Meritage Homes Corp.(a)	104,844
8,624	Modine Manufacturing Co.(a)	68,130
953	Monarch Casino & Resort, Inc.(a)	9,225
3,096	Morgans Hotel Group Co.(a)	15,356
1,165	Movado Group, Inc.	33,028
1,987	Multimedia Games Holding Co., Inc.(a)	22,572
5,184	New York & Co., Inc.(a)	20,477
31,703	New York Times Co. (The), Class A(a)	200,046
4,356	Nutrisystem, Inc.	50,442
8,254	Orbitz Worldwide, Inc.(a)	30,127
868	Oxford Industries, Inc.	41,655
1,650	P.F. Chang's China Bistro, Inc.	65,488
7,593	Penske Automotive Group, Inc.	200,759

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,260	Pep Boys - Manny, Moe & Jack (The)	$93,462
2,474	Perry Ellis International, Inc.(a)	46,289
7,989	Pinnacle Entertainment, Inc.(a)	88,678
2,738	Pool Corp.	101,060
22,344	Quiksilver, Inc.(a)	77,310
1,596	Red Robin Gourmet Burgers, Inc.(a)	56,913
14,278	Regal Entertainment Group, Class A(b)	194,324
8,708	Regis Corp.	159,792
10,101	Ruby Tuesday, Inc.(a)	68,687
3,739	Ruth's Hospitality Group, Inc.(a)	25,874
6,618	Ryland Group, Inc.	148,971
334	Saga Communications, Inc., Class A(a)	12,578
3,174	Scholastic Corp.	96,966
6,317	Scientific Games Corp., Class A(a)	64,181
1,844	Shoe Carnival, Inc.(a)	35,838
5,473	Sinclair Broadcast Group, Inc., Class A	56,262
1,741	Six Flags Entertainment Corp.	83,411
8,143	Skechers U.S.A., Inc., Class A(a)	152,030
9,109	Sonic Automotive, Inc., Class A(b)	153,213
7,529	Sonic Corp.(a)	54,359
5,407	Spartan Motors, Inc.	23,520
1,708	Speedway Motorsports, Inc.	29,138
5,512	Stage Stores, Inc.	84,168
1,753	Standard Motor Products, Inc.	26,418
6,445	Standard Pacific Corp.(a)(b)	32,612
7,056	Stein Mart, Inc.(a)	45,300
573	Steinway Musical Instruments, Inc.(a)	14,445
8,997	Stewart Enterprises, Inc., Class A	56,861
3,384	Stoneridge, Inc.(a)	29,170
2,915	Superior Industries International, Inc.	49,876
1,462	Systemax, Inc.(a)	25,103
24,022	Talbots, Inc. (The)(a)(b)	71,105
4,610	Thor Industries, Inc.	155,956
1,634	Tower International, Inc.(a)	17,386
9,092	TravelCenters of America LLC(a)	57,280
3,295	Unifi, Inc.(a)	36,640
1,920	Universal Technical Institute, Inc.	23,040
2,692	Vail Resorts, Inc.	109,780
2,682	VOXX International Corp., Class A(a)	34,035
2,353	West Marine, Inc.(a)	27,554
458	Weyco Group, Inc.	11,171
3,786	Winnebago Industries, Inc.(a)	36,914
4,919	World Wrestling Entertainment, Inc., Class A(b)	38,762
		10,710,120
	Consumer Staples—3.2%
299	Alico, Inc.	6,799
14,265	Alliance One International, Inc.(a)	50,498
63	Arden Group, Inc., Class A	5,573
9,957	Central Garden & Pet Co., Class A(a)	106,441

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,328	Chiquita Brands International, Inc.(a)	$130,288
610	Coca-Cola Bottling Co. Consolidated	39,132
12,903	Dole Food Co., Inc.(a)(b)	109,418
1,735	Elizabeth Arden, Inc.(a)	67,630
5,700	Fresh Del Monte Produce, Inc.	132,069
4,727	Harris Teeter Supermarkets, Inc.	179,484
2,857	Ingles Markets, Inc., Class A	49,683
1,148	Lancaster Colony Corp.	74,861
2,773	Nash Finch Co.	69,602
1,081	National Beverage Corp.(a)	16,064
640	Nature's Sunshine Products, Inc.(a)	9,907
370	Oil-Dri Corp. of America	7,829
2,332	Omega Protein Corp.(a)	16,697
9,988	Pilgrim's Pride Corp.(a)	71,314
3,075	Prestige Brands Holdings, Inc.(a)	52,244
1,408	Schiff Nutrition International, Inc.(a)	23,162
1,777	Seneca Foods Corp., Class A(a)	41,386
4,939	Spartan Stores, Inc.	90,038
1,094	Tootsie Roll Industries, Inc.(b)	26,048
4,176	Universal Corp.	191,386
747	Village Super Market, Inc., Class A	20,617
1,421	Weis Markets, Inc.	63,377
		1,651,547
	Energy—4.6%
393	Adams Resources & Energy, Inc.	23,867
3,986	Alon USA Energy, Inc.	36,033
4,243	Basic Energy Services, Inc.(a)	61,099
24,390	Cal Dive International, Inc.(a)	94,389
3,029	Callon Petroleum Co.(a)	17,599
7,063	Comstock Resources, Inc.(a)	124,097
8,076	Crosstex Energy, Inc.	120,332
778	Dawson Geophysical Co.(a)	20,889
1,726	Delek US Holdings, Inc.	28,134
285	Enduro Royalty Trust	5,979
953	Gulf Island Fabrication, Inc.	26,703
19,384	Hercules Offshore, Inc.(a)	98,471
8,874	James River Coal Co.(a)(b)	44,015
7,850	Newpark Resources, Inc.(a)	49,926
19,892	Overseas Shipholding Group, Inc.(b)	232,736
16,097	Parker Drilling Co.(a)	83,222
23,877	Penn Virginia Corp.	122,250
2,026	Petroleum Development Corp.(a)	69,674
6,115	PetroQuest Energy, Inc.(a)	36,935
1,193	PHI, Inc.(a)	31,770
502	REX American Resources Corp.(a)	13,925
5,189	Semgroup Corp., Class A(a)	165,010
3,658	Stone Energy Corp.(a)	102,607
4,069	Swift Energy Co.(a)	123,087
3,052	Targa Resources Corp.	146,771
11,381	TETRA Technologies, Inc.(a)	99,129

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,524	Union Drilling, Inc.(a)	$25,199
121,534	USEC, Inc.(a)(b)	102,283
2,738	W&T Offshore, Inc.	54,130
8,616	Western Refining, Inc.	164,135
17,748	Willbros Group, Inc.(a)	95,839
		2,420,235
	Financials—25.3%
1,393	1st Source Corp.	31,607
870	Agree Realty Corp. REIT	19,836
8,462	American Equity Investment Life Holding Co.	103,744
346	American National Bankshares, Inc.	8,107
1,365	American Safety Insurance Holdings Ltd. (Bermuda)(a)	25,839
1,915	Ameris Bancorp(a)	23,746
689	Ames National Corp.	15,213
19,489	Anworth Mortgage Asset Corp. REIT	131,356
1,394	Apollo Commercial Real Estate Finance, Inc. REIT	22,485
1,041	Arrow Financial Corp.	24,922
4,224	Artio Global Investors, Inc.	15,291
12,547	Ashford Hospitality Trust, Inc. REIT	107,151
19,378	Astoria Financial Corp.	187,773
758	Baldwin & Lyons, Inc., Class B	16,502
514	BancFirst Corp.	21,434
14,158	BancorpSouth, Inc.	190,708
5,585	Bank Mutual Corp.	21,782
4,431	Bank of Hawaii Corp.	216,632
1,899	Banner Corp.	41,683
5,542	Boston Private Financial Holdings, Inc.	51,651
555	Bridge Bancorp, Inc.	10,811
7,594	Brookline Bancorp, Inc.	68,194
4,300	Calamos Asset Management, Inc., Class A	55,556
717	Camden National Corp.	23,317
1,584	Capital City Bank Group, Inc.	13,226
9,642	Capitol Federal Financial, Inc.	113,872
9,496	CapLease, Inc. REIT	39,408
6,341	Cathay General Bancorp	109,192
9,439	Cedar Realty Trust, Inc. REIT	49,272
782	Center Bancorp, Inc.	8,266
3,048	Central Pacific Financial Corp.(a)	43,343
213	Century Bancorp, Inc., Class A	5,851
3,308	Chemical Financial Corp.	73,008
1,117	Chesapeake Lodging Trust REIT	20,218
984	Citizens & Northern Corp.	18,637
7,966	Citizens Republic Bancorp, Inc.(a)	134,386
1,559	City Holding Co.(b)	51,993
3,179	CNA Financial Corp.	97,341
3,557	CoBiz Financial, Inc.	22,231
9,013	Colonial Properties Trust REIT	201,621
2,681	Community Bank System, Inc.	75,390

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,367	Community Trust Bancorp, Inc.	$43,676
218	Consolidated-Tomoka Land Co.	6,409
12,579	Cousins Properties, Inc. REIT	98,871
8,419	Cowen Group, Inc., Class A(a)	21,216
4,252	Crawford & Co., Class B	20,282
6,863	CVB Financial Corp.	79,405
26,796	DCT Industrial Trust, Inc. REIT	158,900
2,826	Dime Community Bancshares	39,168
960	Donegal Group, Inc., Class A	13,075
2,554	Edelman Financial Group, Inc.	22,552
492	EMC Insurance Group, Inc.	9,727
3,867	Employers Holdings, Inc.	66,976
398	Encore Bancshares, Inc.(a)	8,163
398	Enterprise Bancorp, Inc.	6,404
4,000	Equity One, Inc. REIT	83,120
957	ESB Financial Corp.	12,853
12,124	F.N.B. Corp.	137,607
1,734	FBL Financial Group, Inc., Class A(b)	50,494
924	Federal Agricultural Mortgage Corp., Class C	21,123
21,666	FelCor Lodging Trust, Inc. REIT(a)	91,431
1,178	Financial Institutions, Inc.	19,932
2,104	First Bancorp	21,082
689	First Bancorp, Inc.	9,997
8,333	First Busey Corp.	38,665
439	First Citizens BancShares, Inc., Class A	76,079
13,908	First Commonwealth Financial Corp.	89,428
2,137	First Community Bancshares, Inc.	28,614
1,052	First Defiance Financial Corp.	18,073
978	First Financial Corp.	29,340
2,950	First Financial Holdings, Inc.	34,043
7,082	First Industrial Realty Trust, Inc. REIT(a)	87,392
2,085	First Interstate BancSystem, Inc.	29,378
3,543	First Merchants Corp.	43,685
9,697	First Midwest Bancorp, Inc.	103,273
12,944	FirstMerit Corp.	217,459
3,129	Flushing Financial Corp.	40,771
8,041	Forest City Enterprises, Inc., Class A(a)	128,254
2,660	Forestar Group, Inc.(a)	40,911
7,856	Franklin Street Properties Corp. REIT	79,110
2,347	FXCM, Inc., Class A	27,178
320	GAMCO Investors, Inc., Class A	14,419
852	German American Bancorp, Inc.	16,222
2,389	Getty Realty Corp. REIT(a)(b)	37,794
13,092	GFI Group, Inc.	43,204
6,963	Glacier Bancorp, Inc.	103,749
12,941	Gleacher & Co., Inc.(a)	13,459
7,722	Glimcher Realty Trust REIT	76,371
1,205	Great Southern Bancorp, Inc.	28,968
3,663	Hanmi Financial Corp.(a)	38,205
2,036	Harleysville Group, Inc.	122,038
6,211	Healthcare Realty Trust, Inc. REIT	133,412

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,107	Heartland Financial USA, Inc.	$20,502
6,126	Highwoods Properties, Inc. REIT	212,756
1,209	Home Federal Bancorp, Inc.	11,836
5,453	Horace Mann Educators Corp.	95,700
1,197	Howard Hughes Corp. (The)(a)	80,331
1,990	Hudson Valley Holding Corp.	36,477
1,479	Infinity Property & Casualty Corp.	78,993
9,240	Inland Real Estate Corp. REIT	79,464
11,870	Interactive Brokers Group, Inc., Class A	180,068
6,481	International Bancshares Corp.	127,870
9,614	Investment Technology Group, Inc.(a)	98,063
10,296	Investors Real Estate Trust REIT	74,337
8,906	Janus Capital Group, Inc.	67,507
774	Kansas City Life Insurance Co.	25,186
9,248	Kite Realty Group Trust REIT	47,257
12,191	Knight Capital Group, Inc., Class A(a)	160,190
2,538	Lakeland Bancorp, Inc.	23,197
16,623	Lexington Realty Trust REIT(b)	147,945
2,383	MainSource Financial Group, Inc.	27,857
815	Marlin Business Services Corp.	11,964
5,177	MB Financial, Inc.	107,009
16,746	MBIA, Inc.(a)(b)	168,800
387	Merchants Bancshares, Inc.	10,403
3,593	Mercury General Corp.	162,368
1,767	Metro Bancorp, Inc.(a)	20,444
33,037	MGIC Investment Corp.(a)(b)	114,308
2,958	Mission West Properties, Inc. REIT	25,971
527	National Bankshares, Inc.	15,657
5,377	National Financial Partners Corp.(a)	79,311
330	National Western Life Insurance Co., Class A	44,900
1,673	Navigators Group, Inc. (The)(a)	79,467
3,583	NBT Bancorp, Inc.	73,631
2,991	Nelnet, Inc., Class A	77,228
16,607	Newcastle Investment Corp. REIT	117,411
1,473	OceanFirst Financial Corp.	21,462
10,043	Old National Bancorp	128,751
1,070	One Liberty Properties, Inc. REIT	20,234
4,413	OneBeacon Insurance Group Ltd., Class A	62,797
1,938	Oppenheimer Holdings, Inc., Class A	33,062
427	Pacific Capital Bancorp(a)	19,450
1,806	Pacific Continental Corp.	16,055
2,852	PacWest Bancorp	67,935
1,773	Park National Corp.(b)	119,234
5,200	Parkway Properties, Inc. REIT	51,428
348	Penns Woods Bancorp, Inc.	13,725
8,786	Pennsylvania Real Estate Investment Trust REIT	123,795
1,618	PennyMac Mortgage Investment Trust REIT	32,829
1,082	Peoples Bancorp, Inc.	19,898
24,641	Phoenix Cos., Inc. (The)(a)	51,746
2,758	Piper Jaffray Companies, Inc.(a)	66,881
2,722	Post Properties, Inc. REIT	132,561

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,927	Presidential Life Corp.	$33,895
6,934	Primerica, Inc.	181,879
5,765	Provident Financial Services, Inc.	84,746
4,171	Provident New York Bancorp	35,203
1,108	PS Business Parks, Inc. REIT	75,621
16,573	Radian Group, Inc.(b)	51,708
23,653	RAIT Financial Trust REIT	114,481
5,055	Ramco-Gershenson Properties Trust REIT	60,862
17,183	Redwood Trust, Inc. REIT	200,697
3,101	Renasant Corp.	49,616
1,900	Retail Opportunity Investments Corp. REIT	23,085
1,553	RLI Corp.	106,971
3,085	S&T Bancorp, Inc.	57,751
1,105	S.Y. Bancorp, Inc.	25,636
1,648	Safety Insurance Group, Inc.	65,673
2,352	Sandy Spring Bancorp, Inc.	42,360
3,857	Seabright Holdings, Inc.	34,674
8,479	Seacoast Banking Corp. of Florida(a)	13,736
8,272	Selective Insurance Group, Inc.	144,677
1,494	Simmons First National Corp., Class A	36,364
3,307	Southwest Bancorp, Inc.(a)	30,061
2,764	St. Joe Co. (The)(a)(b)	49,282
4,869	Starwood Property Trust, Inc. REIT	101,616
2,115	State Auto Financial Corp.	30,308
2,574	State Bank Financial Corp.(a)	44,401
2,934	StellarOne Corp.	36,704
3,243	Sterling Bancorp	30,841
2,901	Sterling Financial Corp.(a)	56,337
5,274	Stewart Information Services Corp.	77,633
9,883	Strategic Hotels & Resorts, Inc. REIT(a)	67,303
2,408	Summit Hotel Properties, Inc. REIT	20,131
14,669	Sunstone Hotel Investors, Inc. REIT(a)	149,624
19,957	Susquehanna Bancshares, Inc.	206,954
9,644	SWS Group, Inc.(a)	54,392
15,399	Symetra Financial Corp.	187,252
541	Taylor Capital Group, Inc.(a)	7,531
640	Terreno Realty Corp. REIT	9,152
676	Tompkins Financial Corp.	25,587
1,472	TriCo Bancshares	24,200
11,774	TrustCo Bank Corp. NY	64,404
6,283	Trustmark Corp.	159,902
2,394	UMB Financial Corp.	115,032
1,237	UMH Properties, Inc. REIT	14,584
2,351	Union First Market Bankshares Corp.	32,820
3,795	United Bankshares, Inc.	100,302
3,042	United Community Banks, Inc.(a)	28,625
2,954	United Fire Group, Inc.	50,868
465	Universal Health Realty Income Trust REIT	18,805
1,954	Univest Corp. of Pennsylvania	31,459
1,685	Urstadt Biddle Properties, Inc., Class A REIT	32,419
13,959	Valley National Bancorp	175,883

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,790	Washington Federal, Inc.	$206,797
950	Washington Trust Bancorp, Inc.	22,486
7,102	Webster Financial Corp.	161,428
3,506	WesBanco, Inc.	71,803
1,580	West Bancorporation, Inc.	15,168
1,123	West Coast Bancorp(a)	21,943
2,026	Westamerica Bancorp	92,933
3,015	Westfield Financial, Inc.	22,522
555	Whitestone REIT, Class B	7,670
5,377	Wilshire Bancorp, Inc.(a)	28,821
3,033	Wintrust Financial Corp.	109,582
756	WSFS Financial Corp.	30,172
		13,246,175
	Health Care—5.0%
8,888	Affymetrix, Inc.(a)	39,285
9,766	Amedisys, Inc.(a)	143,853
8,358	AMN Healthcare Services, Inc.(a)	56,082
3,699	AmSurg Corp.(a)	106,383
10,328	Brookdale Senior Living, Inc.(a)	196,335
14,487	Cambrex Corp.(a)	93,876
2,343	Capital Senior Living Corp.(a)	22,704
3,752	Charles River Laboratories International, Inc.(a)	133,309
2,546	CONMED Corp.	72,790
8,308	Cross Country Healthcare, Inc.(a)	38,300
3,342	Enzon Pharmaceuticals, Inc.(a)	20,821
14,477	Five Star Quality Care, Inc.(a)	49,656
14,709	Gentiva Health Services, Inc.(a)	121,791
9,715	Healthways, Inc.(a)	64,799
5,029	Hill-Rom Holdings, Inc.	163,191
5,254	Invacare Corp.	83,276
5,968	Lincare Holdings, Inc.	145,619
3,861	Magellan Health Services, Inc.(a)	170,965
812	National Healthcare Corp.	37,027
1,272	Palomar Medical Technologies, Inc.(a)	11,066
7,559	PerkinElmer, Inc.	208,628
7,466	PharMerica Corp.(a)	88,621
5,842	Select Medical Holdings Corp.(a)	50,066
4,538	Skilled Healthcare Group, Inc., Class A(a)	34,806
4,589	STERIS Corp.	144,141
11,863	Sunrise Senior Living, Inc.(a)(b)	74,500
1,174	SurModics, Inc.(a)	17,363
5,678	Symmetry Medical, Inc.(a)	40,371
10,120	Universal American Corp.	92,902
6,499	Vanguard Health Systems, Inc.(a)	57,711
388	Young Innovations, Inc.	13,192
		2,593,429
	Industrials—20.2%
2,611	A.O. Smith Corp.	124,284
5,748	ABM Industries, Inc.	133,813
7,331	ACCO Brands Corp.(a)	77,342

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,358	Accuride Corp.(a)	$46,095
2,320	Aceto Corp.	20,880
2,301	Acuity Brands, Inc.	127,867
2,389	Air Lease Corp.(a)(b)	56,189
12,376	Air Transport Services Group, Inc.(a)	65,593
715	Alamo Group, Inc.	24,081
3,002	Albany International Corp., Class A	72,348
3,689	Alexander & Baldwin, Inc.	188,729
937	AMERCO	94,112
5,827	American Reprographics Co.(a)	31,815
1,270	American Woodmark Corp.(a)	22,797
1,366	Ampco-Pittsburgh Corp.	25,380
4,026	Apogee Enterprises, Inc.	61,839
2,723	Applied Industrial Technologies, Inc.	107,014
4,851	Arkansas Best Corp.	74,414
3,881	Armstrong World Industries, Inc.	170,919
1,597	Astec Industries, Inc.(a)	49,970
3,233	Atlas Air Worldwide Holdings, Inc.(a)	148,880
3,791	Barnes Group, Inc.	100,082
555	Barrett Business Services, Inc.	10,989
2,830	Belden, Inc.	98,427
4,025	Brady Corp., Class A	124,896
8,806	Briggs & Stratton Corp.	159,389
6,672	Brink's Co. (The)	169,469
4,910	Builders FirstSource, Inc.(a)	20,475
4,213	Carlisle Cos., Inc.	231,968
665	Cascade Corp.	31,302
4,959	Casella Waste Systems, Inc., Class A(a)	29,903
6,052	CBIZ, Inc.(a)	36,736
1,862	CDI Corp.	33,032
2,246	Celadon Group, Inc.	35,105
12,302	Cenveo, Inc.(a)	35,184
2,887	Ceradyne, Inc.	73,099
1,392	CIRCOR International, Inc.	43,319
1,621	Coleman Cable, Inc.	13,778
2,358	Columbus McKinnon Corp.(a)	34,969
5,689	Comfort Systems USA, Inc.	60,190
2,266	Commercial Vehicle Group, Inc.(a)	24,110
1,473	Consolidated Graphics, Inc.(a)	58,905
1,904	Corporate Executive Board Co. (The)	78,768
2,252	Courier Corp.	23,128
11,179	Covanta Holding Corp.	179,423
1,352	CRA International, Inc.(a)	27,648
3,533	Crane Co.	155,911
6,798	Deluxe Corp.	161,860
1,942	Ducommun, Inc.(a)	22,916
3,606	Dycom Industries, Inc.(a)	84,344
1,568	Encore Wire Corp.	39,968
19,520	EnergySolutions, Inc.(a)	82,179
3,669	Ennis, Inc.	57,823
2,025	EnPro Industries, Inc.(a)	83,855

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,966	Federal Signal Corp.(a)	$61,745
3,399	Flow International Corp.(a)	13,970
1,252	Franklin Covey Co.(a)	11,631
1,405	FreightCar America, Inc.	30,348
1,977	G&K Services, Inc., Class A	64,964
4,837	GATX Corp.	207,362
13,795	Genco Shipping & Trading Ltd.(a)(b)	73,803
1,707	Generac Holdings, Inc.(a)	41,105
4,103	Gibraltar Industries, Inc.(a)	55,473
2,224	Graco, Inc.	118,561
4,580	Granite Construction, Inc.	127,507
2,317	Greenbrier Cos., Inc.(a)	39,968
7,700	Griffon Corp.	76,307
3,241	H&E Equipment Services, Inc.(a)	62,551
4,880	Heartland Express, Inc.	67,490
1,829	Heidrick & Struggles International, Inc.	35,666
4,451	Herman Miller, Inc.	86,928
5,568	HNI Corp.	134,300
4,552	Hudson Global, Inc.(a)	24,763
654	Hurco Cos., Inc.(a)	17,220
2,285	Insperity, Inc.	62,312
1,808	Insteel Industries, Inc.	20,557
4,323	Interface, Inc., Class A	61,214
4,083	Interline Brands, Inc.(a)	85,906
944	International Shipholding Corp.	19,975
2,944	John Bean Technologies Corp.	47,075
1,259	Kadant, Inc.(a)	32,570
2,131	Kaman Corp.	73,264
9,000	Kelly Services, Inc., Class A	125,910
4,325	Kennametal, Inc.	182,645
3,108	Kforce, Inc.(a)	44,973
3,778	Kimball International, Inc., Class B	25,804
4,278	Knoll, Inc.	63,272
4,654	Korn/Ferry International(a)	75,162
3,129	Kratos Defense & Security Solutions, Inc.(a)	17,366
1,951	Landstar System, Inc.	104,515
3,257	Layne Christensen Co.(a)	66,931
4,121	Lennox International, Inc.	178,851
3,006	LSI Industries, Inc.	20,591
2,465	Lydall, Inc.(a)	26,006
3,599	Macquarie Infrastructure Co. LLC	124,309
13,141	Manitowoc Co., Inc. (The)	182,003
1,748	Marten Transport Ltd.	36,830
1,842	McGrath Rentcorp	54,192
26,873	Meritor, Inc.(a)	174,943
1,195	Met-Pro Corp.	11,902
1,355	Michael Baker Corp.(a)	30,528
1,065	Miller Industries, Inc.	17,466
2,256	Mine Safety Appliances Co.	95,790
2,952	Mueller Industries, Inc.	134,936
28,084	Mueller Water Products, Inc., Class A	100,822

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,091	MYR Group, Inc.(a)	$34,962
842	NACCO Industries, Inc., Class A	95,542
5,244	Navigant Consulting, Inc.(a)	72,996
5,408	NCI Building Systems, Inc.(a)	64,842
384	NL Industries, Inc.	5,403
1,461	Northwest Pipe Co.(a)	30,403
4,110	Orion Marine Group, Inc.(a)	28,441
12,956	Pacer International, Inc.(a)	77,866
1,686	Park-Ohio Holdings Corp.(a)	36,401
313	Patriot Transportation Holding, Inc.(a)	6,877
2,737	Pike Electric Corp.(a)	22,498
208	Preformed Line Products Co.	12,008
8,579	Quad/Graphics, Inc.(b)	115,302
2,633	Quality Distribution, Inc.(a)	29,411
3,845	Quanex Building Products Corp.	70,863
17,113	Republic Airways Holdings, Inc.(a)	87,105
4,494	Resources Connection, Inc.	58,332
4,318	Rush Enterprises, Inc., Class A(a)	78,069
2,974	Saia, Inc.(a)	55,852
1,628	Schawk, Inc.	21,929
30	Seaboard Corp.(a)	59,713
960	SeaCube Container Leasing Ltd. (Bermuda)	17,808
2,451	Simpson Manufacturing Co., Inc.	76,055
1,387	Standex International Corp.	61,111
17,400	Steelcase, Inc., Class A	150,336
3,285	Sterling Construction Co., Inc.(a)	32,160
7,555	Swift Transportation Co.(a)	79,252
1,485	TAL International Group, Inc.	61,345
1,085	Tennant Co.	48,066
2,389	TMS International Corp., Class A(a)	28,859
1,610	Toro Co. (The)	115,051
2,216	Trimas Corp.(a)	48,774
4,400	TrueBlue, Inc.(a)	75,944
12,608	Tutor Perini Corp.(a)	191,768
580	Twin Disc, Inc.	12,719
2,669	Universal Forest Products, Inc.	99,821
740	Universal Truckload Services, Inc.	11,544
1,252	US Ecology, Inc.	27,143
15,291	USG Corp.(a)	276,003
2,775	Viad Corp.	50,172
3,102	Wabash National Corp.(a)	25,964
2,134	Watts Water Technologies, Inc., Class A	78,574
5,269	Werner Enterprises, Inc.	124,454
		10,555,531
	Information Technology—9.2%
7,762	Acxiom Corp.(a)	106,572
2,214	Agilysys, Inc.(a)	19,395
1,547	American Software, Inc., Class A	12,809
20,636	Amkor Technology, Inc.(a)(b)	106,688
3,511	Applied Micro Circuits Corp.(a)	19,591

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,170	Avid Technology, Inc.(a)	$44,927
4,168	AVX Corp.	52,934
13,181	Axcelis Technologies, Inc.(a)	17,926
1,087	Bel Fuse, Inc., Class B	19,338
10,695	Benchmark Electronics, Inc.(a)	169,837
2,971	Black Box Corp.	67,174
7,926	Broadridge Financial Solutions, Inc.	183,962
3,166	CACI International, Inc., Class A(a)	193,538
6,929	Checkpoint Systems, Inc.(a)	75,942
14,623	CIBER, Inc.(a)	60,832
2,204	Cohu, Inc.	24,200
14,407	Compuware Corp.(a)	125,629
15,639	Convergys Corp.(a)	209,093
3,257	CSG Systems International, Inc.(a)	46,901
4,000	CTS Corp.	42,920
3,541	Daktronics, Inc.	28,824
2,413	Digi International, Inc.(a)	22,393
3,829	Digital River, Inc.(a)	72,023
2,341	DST Systems, Inc.	131,049
14,980	EarthLink, Inc.	121,638
1,519	Electro Rent Corp.	23,666
3,514	Electronics for Imaging, Inc.(a)	62,725
6,515	Emulex Corp.(a)	56,550
730	ePlus, Inc.(a)	21,652
4,882	Extreme Networks, Inc.(a)	18,698
1,728	Fair Isaac Corp.	74,131
12,609	Fairchild Semiconductor International, Inc.(a)	178,670
6,316	FormFactor, Inc.(a)	35,370
3,897	Freescale Semiconductor Ltd. (Bermuda)(a)(b)	48,362
5,636	Global Cash Access Holdings, Inc.(a)	47,624
2,375	Hackett Group, Inc. (The)(a)	13,561
9,079	Imation Corp.(a)	52,658
1,761	InfoSpace, Inc.(a)	19,600
9,080	Insight Enterprises, Inc.(a)	184,415
11,619	Integrated Device Technology, Inc.(a)	78,661
7,684	Intermec, Inc.(a)	40,879
5,518	International Rectifier Corp.(a)	120,458
13,206	Intersil Corp., Class A	135,626
7,239	Kemet Corp.(a)	61,604
8,459	Lender Processing Services, Inc.	224,586
7,328	Lionbridge Technologies, Inc.(a)	20,152
1,849	Marchex, Inc., Class B	6,434
1,337	Mercury Computer Systems, Inc.(a)	17,648
4,276	Methode Electronics, Inc.	36,132
10,177	ModusLink Global Solutions, Inc.	50,376
15,960	Monster Worldwide, Inc.(a)	137,735
738	MTS Systems Corp.	35,402
12,011	Openwave Systems, Inc.(a)	30,988
1,598	Park Electrochemical Corp.	46,102
3,552	PC Connection, Inc.	28,487
9,464	Photronics, Inc.(a)	58,582

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,970	Plantronics, Inc.	$75,490
427	QAD, Inc., Class B	5,231
18,602	Quantum Corp.(a)	44,273
2,423	RadiSys Corp.(a)	15,386
1,483	Richardson Electronics Ltd.	18,701
2,105	Rofin-Sinar Technologies, Inc.(a)	53,046
1,066	Rogers Corp.(a)	40,817
4,326	Silicon Image, Inc.(a)	25,956
7,478	Spansion, Inc., Class A(a)	90,185
815	Supertex, Inc.(a)	16,683
3,957	Symmetricom, Inc.(a)	22,001
5,631	Take-Two Interactive Software, Inc.(a)	79,397
2,702	TeleTech Holdings, Inc.(a)	40,935
38,278	Tellabs, Inc.	144,308
2,247	TNS, Inc.(a)	45,839
22,086	United Online, Inc.	104,688
356	Viasystems Group, Inc.(a)	7,935
1,474	Vishay Precision Group, Inc.(a)	21,343
5,618	Westell Technologies, Inc., Class A(a)	12,809
		4,808,692
	Materials—6.1%
3,696	A. Schulman, Inc.	90,959
5,197	A.M. Castle & Co.(a)(b)	69,588
868	AEP Industries, Inc.(a)	30,267
12,156	Boise, Inc.	92,872
2,604	Carpenter Technology Corp.	144,939
11,064	Century Aluminum Co.(a)	101,789
13,146	Chemtura Corp.(a)	223,745
2,471	Eagle Materials, Inc.	87,029
21,627	Ferro Corp.(a)	112,244
3,887	Georgia Gulf Corp.(a)	137,794
2,788	Greif, Inc., Class A	149,548
3,322	H.B. Fuller Co.	109,294
22,378	Headwaters, Inc.(a)	97,121
1,420	Innospec, Inc.(a)	42,927
2,894	Landec Corp.(a)	18,637
15,224	Louisiana-Pacific Corp.(a)	137,777
6,189	Metals USA Holdings Corp.(a)	93,330
1,354	Minerals Technologies, Inc.	90,853
3,254	Myers Industries, Inc.	53,789
1,455	Neenah Paper, Inc.	41,555
2,574	Noranda Aluminum Holding Corp.	27,336
7,970	Olin Corp.	167,051
1,571	Olympic Steel, Inc.	33,195
5,717	OM Group, Inc.(a)	137,894
7,850	Omnova Solutions, Inc.(a)	61,544
5,775	P.H. Glatfelter Co.	89,975
10,041	PolyOne Corp.	139,168
3,337	RTI International Metals, Inc.(a)	81,923
2,627	Schnitzer Steel Industries, Inc., Class A	104,738

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,802	Sensient Technologies Corp.	$141,244
5,295	Spartech Corp.(a)	25,840
1,604	Texas Industries, Inc.(b)	53,910
2,379	Tredegar Corp.	41,276
6,698	Wausau Paper Corp.	60,684
7,181	Worthington Industries, Inc.	128,109
		3,219,944
	Telecommunication Services—0.9%
3,940	Consolidated Communications Holdings, Inc.	76,239
4,192	General Communication, Inc., Class A(a)	31,859
1,796	Hickorytech Corp.	17,834
5,635	IDT Corp., Class B	47,447
1,166	Otelco, Inc.	6,961
5,280	Premiere Global Services, Inc.(a)	47,256
996	Primus Telecommunications Group, Inc.(a)	17,330
2,702	Shenandoah Telecommunications Co.	30,127
1,408	SureWest Communications	31,793
1,963	United States Cellular Corp.(a)	76,989
6,318	USA Mobility, Inc.	81,629
		465,464
	Utilities—5.0%
3,543	ALLETE, Inc.	146,007
1,573	American States Water Co.	57,320
6,800	Avista Corp.	179,792
4,703	Black Hills Corp.	155,246
3,781	California Water Service Group	68,474
977	Central Vermont Public Service Corp.	34,439
1,576	CH Energy Group, Inc.	103,417
3,778	El Paso Electric Co.	115,758
5,528	Empire District Electric Co. (The)	113,435
4,843	IDACORP, Inc.	197,304
2,493	Laclede Group, Inc. (The)	98,174
2,054	MGE Energy, Inc.	93,950
1,323	Middlesex Water Co.	24,555
4,283	New Jersey Resources Corp.	185,197
2,910	Northwest Natural Gas Co.	132,987
4,388	NorthWestern Corp.	155,862
5,568	Otter Tail Corp.	122,273
1,426	SJW Corp.	34,367
2,137	South Jersey Industries, Inc.	105,247
4,745	Southwest Gas Corp.	199,385
4,233	UIL Holdings Corp.	145,488
4,522	Unisource Energy Corp.	164,601
		2,633,278
	Total Common Stocks and Other Equity Interests (Cost $51,781,758)	52,304,415

Number of Shares		Value
	Money Market Fund—0.1%
37,810	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $37,810)	$37,810
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $51,819,568)—100.1%	52,342,225
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—4.2%
2,205,136	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,205,136)(c)(d)	2,205,136
	Total Investments (Cost $54,024,704)—104.3%	54,547,361
	Liabilities in excess of other assets—(4.3%)	(2,235,776)
	Net Assets—100.0%	$52,311,585

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio (PZI)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.5%
28,590	1-800-FLOWERS.COM, Inc., Class A(a)	$85,198
5,643	American Greetings Corp., Class A	90,288
1,975	America's Car-Mart, Inc.(a)	90,732
2,007	Arctic Cat, Inc.(a)	88,790
3,215	Asbury Automotive Group, Inc.(a)	89,763
1,832	Ascent Capital Group, Inc., Class A(a)	94,348
9,383	Bebe Stores, Inc.	76,941
6,655	Benihana, Inc.	91,772
9,284	Black Diamond, Inc.(a)	92,190
1,152	Blyth, Inc.	101,341
11,040	Boyd Gaming Corp.(a)	84,898
12,814	Callaway Golf Co.	78,550
4,642	Caribou Coffee Co., Inc.(a)	76,175
3,134	Cato Corp. (The), Class A	87,219
14,573	Charming Shoppes, Inc.(a)	85,981
5,650	Conn's, Inc.(a)	92,378
2,116	Core-Mark Holding Co., Inc.	81,678
20,922	Corinthian Colleges, Inc.(a)	80,340
4,451	CSS Industries, Inc.	85,237
5,264	Delta Apparel, Inc.(a)	75,328
3,172	Drew Industries, Inc.(a)	94,462
8,777	E.W. Scripps Co. (The), Class A(a)	80,397
3,421	Ethan Allen Interiors, Inc.	79,367
2,826	Fisher Communications, Inc.(a)	92,665
5,920	Fred's, Inc., Class A	84,774
8,554	Hot Topic, Inc.	83,829
5,745	La-Z-Boy, Inc.(a)	86,577
10,362	LeapFrog Enterprises, Inc.(a)	96,781
3,281	Lithia Motors, Inc., Class A	88,029
37,339	LJ International, Inc. (British Virgin Islands)(a)(b)	72,811
14,164	Luby's, Inc.(a)	86,684
6,900	Marcus Corp.	86,319
3,598	Movado Group, Inc.	102,003
7,844	Multimedia Games Holding Co., Inc.(a)	89,108
1,691	Oxford Industries, Inc.	81,151
21,435	Quiksilver, Inc.(a)	74,165
10,549	Red Lion Hotels Corp.(a)	87,979
2,311	Red Robin Gourmet Burgers, Inc.(a)	82,410
9,276	Rick's Cabaret International, Inc.(a)	85,989
6,316	Rocky Brands, Inc.(a)	89,371
11,407	Ruth's Hospitality Group, Inc.(a)	78,936
2,420	Saga Communications, Inc., Class A(a)	91,137
4,001	Shoe Carnival, Inc.(a)	77,770
11,095	Smith & Wesson Holding Corp.(a)	91,534
4,602	Speedway Motorsports, Inc.	78,510
5,334	Stage Stores, Inc.	81,450
4,879	Standard Motor Products, Inc.	73,527
3,465	Steinway Musical Instruments, Inc.(a)	87,353
4,433	Superior Industries International, Inc.	75,849
5,137	Systemax, Inc.(a)	88,202

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,402	VOXX International Corp.(a)	$81,241
7,225	West Marine, Inc.(a)	84,605
25,108	Wet Seal, Inc. (The), Class A(a)	82,605
28,027	Zale Corp.(a)	76,794
		4,603,531
	Consumer Staples—2.7%
22,799	Alliance One International, Inc.(a)	80,708
8,995	Central Garden & Pet Co., Class A(a)	96,156
9,847	Chiquita Brands International, Inc.(a)	83,699
7,577	Coffee Holding Co., Inc.(b)	71,754
3,048	Nash Finch Co.	76,505
11,374	Omega Protein Corp.(a)	81,438
6,655	Pantry, Inc. (The)(a)	84,918
3,289	Seneca Foods Corp., Class A(a)	76,601
13,001	Smart Balance, Inc.(a)	76,706
4,772	Spartan Stores, Inc.	86,994
3,349	Susser Holdings Corp.(a)	89,385
		904,864
	Energy—4.3%
1,516	Adams Resources & Energy, Inc.	92,067
10,601	Capital Product Partners LP (Marshall Islands)	92,653
6,123	Crosstex Energy, Inc.	91,233
5,210	Energy Partners Ltd.(a)	84,819
8,028	Green Plains Renewable Energy, Inc.(a)	64,144
2,936	Gulf Island Fabrication, Inc.	82,267
18,307	Hercules Offshore, Inc.(a)	93,000
20,582	Miller Energy Resources, Inc.(a)(b)	111,760
3,829	Mitcham Industries, Inc.(a)	90,977
10,571	Newpark Resources, Inc.(a)	67,232
14,509	Parker Drilling Co.(a)	75,011
3,742	PHI, Inc.(a)	99,649
9,843	Pioneer Drilling Co.(a)	77,563
4,082	QR Energy LP	76,537
2,800	REX American Resources Corp.(a)	77,672
14,574	StealthGas, Inc. (Greece)(a)	91,816
9,163	VAALCO Energy, Inc.(a)	83,108
		1,451,508
	Financials—36.3%
3,540	1st Source Corp.	80,323
14,311	1st United Bancorp, Inc.(a)	86,725
3,836	Agree Realty Corp. REIT	87,461
6,800	American Equity Investment Life Holding Co.	83,368
4,560	American Safety Insurance Holdings Ltd. (Bermuda)(a)	86,321
6,541	Ameris Bancorp(a)	81,108
3,501	AMERISAFE, Inc.(a)	93,547
5,535	Apollo Commercial Real Estate Finance, Inc. REIT	89,280
3,902	Arlington Asset Investment Corp., Class A	91,736

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,827	ARMOUR Residential REIT, Inc. REIT	$89,532
9,604	Ashford Hospitality Trust, Inc. REIT	82,018
4,113	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	85,756
8,646	Bancorp, Inc. (The)(a)	88,794
21,439	Bank Mutual Corp.	83,612
3,341	Bank of Kentucky Financial Corp.	84,227
3,943	Banner Corp.	86,549
3,779	Berkshire Hills Bancorp, Inc.	85,746
8,811	BlackRock Kelso Capital Corp.	85,026
5,064	BofI Holding, Inc.(a)	89,987
8,672	Boston Private Financial Holdings, Inc.	80,823
9,238	Brookline Bancorp, Inc.	82,957
6,598	Calamos Asset Management, Inc., Class A	85,246
7,662	Cardinal Financial Corp.	92,480
16,791	Cedar Realty Trust, Inc. REIT	87,649
3,173	Century Bancorp, Inc., Class A	87,162
3,696	Chemical Financial Corp.	81,571
4,832	Chesapeake Lodging Trust REIT	87,459
5,563	Citizens Republic Bancorp, Inc.(a)	93,848
2,495	City Holding Co.	83,208
5,284	Colony Financial, Inc. REIT	89,775
2,701	Community Trust Bancorp, Inc.	86,297
5,852	Compass Diversified Holdings(b)	85,907
3,682	Coresite Realty Corp.,REIT	91,719
31,956	Cowen Group, Inc., Class A(a)	80,529
5,884	Dime Community Bancshares	81,552
5,564	Duff & Phelps Corp., Class A	88,468
9,066	Dynex Capital, Inc. REIT	85,492
13,099	Edelman Financial Group, Inc.	115,664
5,302	eHealth, Inc.(a)	93,951
4,884	Employers Holdings, Inc.	84,591
5,998	ESB Financial Corp.	80,553
7,165	Excel Trust, Inc. REIT	85,908
3,786	Federal Agricultural Mortgage Corp., Class C	86,548
17,530	First Busey Corp.	81,339
14,043	First Commonwealth Financial Corp.	90,296
6,479	First Community Bancshares, Inc.	86,754
5,150	First Defiance Financial Corp.	88,477
2,728	First Financial Corp.	81,840
7,865	First Financial Holdings, Inc.	90,762
5,925	First Interstate BancSystem, Inc.	83,483
7,040	First Merchants Corp.	86,803
7,161	First Potomac Realty Trust REIT	89,083
11,006	Flagstone Reinsurance Holdings SA (Luxembourg)	82,545
6,434	Flushing Financial Corp.	83,835
5,623	Forestar Group, Inc.(a)	86,482
6,612	Fox Chase Bancorp, Inc.	84,105
6,666	FXCM, Inc., Class A	77,192
23,035	GFI Group, Inc.	76,015

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,442	Gladstone Investment Corp.	$84,900
3,517	Greenlight Capital Re Ltd., Class A (Cayman Islands)(a)	87,573
8,558	Hanmi Financial Corp.(a)	89,260
7,818	Hercules Technology Growth Capital, Inc.	89,203
13,496	Heritage Commerce Corp.(a)	90,963
10,324	Hilltop Holdings, Inc.(a)	81,869
3,255	Home BancShares, Inc.	94,851
4,916	Horace Mann Educators Corp.	86,276
5,207	Horizon Technology Finance Corp.	88,415
5,721	Hudson Pacific Properties, Inc. REIT	90,563
8,718	Independence Holding Co.	92,672
3,015	Independent Bank Corp.	84,631
1,655	Infinity Property & Casualty Corp.	88,394
5,093	Interactive Brokers Group, Inc., Class A	77,261
4,105	INTL FCStone, Inc.(a)	88,257
11,855	iStar Financial, Inc. REIT(a)	82,037
2,690	Kansas City Life Insurance Co.	87,533
6,369	Kennedy-Wilson Holdings, Inc.	89,548
3,328	Lakeland Financial Corp.	86,661
9,619	Maiden Holdings Ltd. (Bermuda)	79,838
3,490	Main Street Capital Corp.	89,379
7,130	MainSource Financial Group, Inc.	83,350
5,752	Marlin Business Services Corp.	84,439
9,275	Meadowbrook Insurance Group, Inc.	81,898
7,753	Medallion Financial Corp.	84,740
7,410	Metro Bancorp, Inc.(a)	85,734
8,779	Mission West Properties, Inc. REIT	77,080
6,589	MVC Capital, Inc.	86,975
5,716	National Financial Partners Corp.(a)	84,311
628	National Western Life Insurance Co., Class A	85,446
1,819	Navigators Group, Inc. (The)(a)	86,402
3,923	NBT Bancorp, Inc.	80,618
7,790	NewStar Financial, Inc.(a)	92,467
6,565	Nicholas Financial, Inc. (Canada)	86,855
16,004	NorthStar Realty Finance Corp. REIT	91,223
4,474	Omniamerican Bancorp, Inc.(a)	89,704
4,730	One Liberty Properties, Inc. REIT	89,444
7,152	Oriental Financial Group, Inc.	84,537
5,896	Oritani Financial Corp.	87,379
8,257	Parkway Properties, Inc. REIT	81,662
8,319	PennantPark Investment Corp.	86,934
5,628	Pennsylvania Real Estate Investment Trust REIT	79,299
4,637	PennyMac Mortgage Investment Trust REIT	94,085
4,949	Peoples Bancorp, Inc.	91,012
35,354	Phoenix Cos., Inc. (The)(a)	74,243
3,694	PICO Holdings, Inc.(a)	88,693
4,683	Pinnacle Financial Partners, Inc.(a)	85,699
3,262	Piper Jaffray Companies, Inc.(a)	79,103
7,573	Presidential Life Corp.	87,695
7,944	Provident Financial Holdings, Inc.	85,716

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,230	Provident New York Bancorp	$86,341
19,910	Radian Group, Inc.(b)	62,119
7,089	Ramco-Gershenson Properties Trust REIT	85,352
5,314	Renasant Corp.	85,024
3,621	Republic Bancorp, Inc., Class A	85,202
16,072	Resource Capital Corp. REIT	86,789
7,193	Retail Opportunity Investments Corp. REIT	87,395
7,431	Rockville Financial, Inc.	87,017
3,994	S&T Bancorp, Inc.	74,768
5,029	Safeguard Scientifics, Inc.(a)	82,274
2,080	Safety Insurance Group, Inc.	82,888
4,758	Sandy Spring Bancorp, Inc.	85,692
2,648	SCBT Financial Corp.	91,065
3,328	Simmons First National Corp., Class A	81,004
4,083	Southside Bancshares, Inc.	83,293
6,108	Stewart Information Services Corp.	89,910
11,418	Summit Hotel Properties, Inc. REIT	95,454
15,138	SWS Group, Inc.	85,378
6,028	Taylor Capital Group, Inc.(a)	83,910
3,002	Tejon Ranch Co.(a)	89,640
4,131	Territorial Bancorp, Inc.	89,725
2,162	Tompkins Financial Corp.	81,832
6,413	TowneBank	83,497
4,385	Triangle Capital Corp.	88,621
6,182	Union First Market Bankshares Corp.	86,301
8,877	United Community Banks, Inc.(a)	83,533
4,840	United Fire Group, Inc.	83,345
5,588	ViewPoint Financial Group	88,905
9,856	Virginia Commerce Bancorp, Inc.(a)	77,172
1,010	Virtus Investment Partners, Inc.(a)	85,244
3,841	Walter Investment Management Corp.	77,703
4,301	WesBanco, Inc.	88,084
8,662	West Bancorporation, Inc.	83,155
4,544	West Coast Bancorp(a)	88,790
10,150	Western Alliance Bancorp(a)	89,117
7,473	Winthrop Realty Trust REIT	79,737
		12,361,587
	Health Care—7.3%
20,278	Affymetrix, Inc.(a)	89,629
1,273	Analogic Corp.	86,831
7,067	AngioDynamics, Inc.(a)	87,489
6,925	Anika Therapeutics, Inc.(a)	118,140
12,661	BioScrip, Inc.(a)	93,818
3,462	Cantel Medical Corp.	81,288
4,813	Cynosure, Inc., Class A(a)	99,485
3,533	Greatbatch, Inc.(a)	82,284
28,875	Hansen Medical, Inc.(a)	91,245
3,744	HealthStream, Inc.(a)	85,812
2,411	Hi-Tech Pharmacal Co., Inc.(a)	78,574
1,762	ICU Medical, Inc.(a)	92,487

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,092	Maxygen, Inc.(a)	$85,270
9,172	Metropolitan Health Networks, Inc.(a)	68,607
5,654	Momenta Pharmaceuticals, Inc.(a)	89,786
1,901	National Healthcare Corp.	86,686
5,693	Omnicell, Inc.(a)	81,239
6,963	PharMerica Corp.(a)	82,651
12,369	QLT, Inc. (Canada)(a)	82,378
10,758	Rigel Pharmaceuticals, Inc.(a)	83,159
23,405	RTI Biologics, Inc.(a)	81,917
13,729	Sciclone Pharmaceuticals, Inc.(a)	82,237
28,588	Solta Medical, Inc.(a)	92,911
8,330	Spectranetics Corp.(a)	87,382
6,853	Spectrum Pharmaceuticals, Inc.(a)(b)	72,847
12,250	Symmetry Medical, Inc.(a)	87,098
3,720	Triple-S Management Corp., Class B(a)	78,343
25,476	Vical, Inc.(a)	79,485
4,477	Wright Medical Group, Inc.(a)	83,407
		2,492,485
	Industrials—16.9%
7,909	Acorn Energy, Inc.	98,783
12,529	Aegean Marine Petroleum Network, Inc. (Greece)	89,582
6,386	Ameresco, Inc., Class A(a)	77,845
3,685	American Railcar Industries, Inc.(a)	99,421
6,679	Apogee Enterprises, Inc.	102,589
5,401	Argan, Inc.	78,747
4,598	Arkansas Best Corp.	70,533
10,596	Asta Funding, Inc.	89,854
1,665	AZZ, Inc.	86,097
1,728	Cascade Corp.	81,337
13,701	CBIZ, Inc.(a)	83,165
4,829	CDI Corp.	85,667
5,566	Celadon Group, Inc.	86,997
2,660	Ceradyne, Inc.	67,351
5,415	China Yuchai International Ltd. (Bermuda)	76,731
9,669	Diana Shipping, Inc. (Greece)(a)	75,998
9,504	Dolan Co. (The)(a)	76,127
1,978	DXP Enterprises, Inc.(a)	85,786
3,708	Dycom Industries, Inc.(a)	86,730
5,379	Echo Global Logistics, Inc.(a)	91,604
2,914	Encore Wire Corp.	74,278
5,476	Ennis, Inc.	86,302
2,920	G&K Services, Inc., Class A	95,951
13,620	Genco Shipping & Trading Ltd.(a)(b)	72,867
5,711	Gibraltar Industries, Inc.(a)	77,213
3,104	Global Power Equipment Group, Inc.(a)	77,631
11,990	Great Lakes Dredge & Dock Corp.	88,846
8,119	Griffon Corp.	80,459
4,591	H&E Equipment Services, Inc.(a)	88,606
9,157	Hardinge, Inc.	103,291
16,094	Hudson Global, Inc.(a)	87,551

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,066	Hurco Cos., Inc.(a)	$80,728
3,414	ICF International, Inc.(a)	85,145
7,454	InnerWorkings, Inc.(a)	85,796
3,977	Interline Brands, Inc.(a)	83,676
3,752	International Shipholding Corp.	79,392
3,609	Kadant, Inc.(a)	93,365
5,417	Kelly Services, Inc., Class A	75,784
12,536	Kimball International, Inc., Class B	85,621
3,893	Layne Christensen Co.(a)	80,001
8,494	Lydall, Inc.(a)	89,612
3,925	Marten Transport Ltd.	82,700
2,698	McGrath Rentcorp	79,375
11,258	MFC Industrial Ltd. (Canada)	84,210
5,118	Miller Industries, Inc.	83,935
3,608	Mistras Group, Inc.(a)	84,680
3,848	Multi-Color Corp.	82,039
6,179	Navigant Consulting, Inc.(a)	86,012
20,625	Navios Maritime Holdings, Inc. (Greece)	78,787
4,078	Northwest Pipe Co.(a)	84,863
4,967	On Assignment, Inc.(a)	92,933
13,706	Pacer International, Inc.(a)	82,373
33,180	Pendrell Corp.(a)	44,793
5,386	Primoris Services Corp.	77,666
17,403	Republic Airways Holdings, Inc.(a)	88,581
5,002	Roadrunner Transportation Systems, Inc.(a)	86,785
4,082	Rush Enterprises, Inc., Class A(a)	73,803
5,103	Saia, Inc.(a)	95,834
5,036	SeaCube Container Leasing Ltd. (Bermuda)	93,418
9,023	Sparton Corp.(a)	90,230
2,108	Standex International Corp.	92,879
5,478	Sykes Enterprises, Inc.(a)	86,826
2,799	Team, Inc.(a)	82,934
3,048	Titan Machinery, Inc.(a)	108,600
5,555	Tutor Perini Corp.(a)	84,492
2,512	Universal Forest Products, Inc.	93,949
4,457	Viad Corp.	80,583
5,148	XPO Logistics, Inc.(a)	85,508
		5,751,847
	Information Technology—12.1%
13,794	Actuate Corp.(a)	97,937
9,633	Agilysys, Inc.(a)	84,385
3,718	ATMI, Inc.(a)	78,115
7,045	Brooks Automation, Inc.	82,849
4,885	Chipmos Technologies Bermuda Ltd. (Bermuda)(a)	65,459
20,430	CIBER, Inc.(a)	84,989
2,666	Comtech Telecommunications Corp.	82,433
11,825	Cray, Inc.(a)	131,849
9,122	Datalink Corp.(a)	92,862
7,880	Digi International, Inc.(a)	73,126
5,768	Electro Scientific Industries, Inc.	82,252

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,152	EPIQ Systems, Inc.	$81,247
2,688	ePlus, Inc.(a)	79,726
10,307	Exar Corp.(a)	81,631
12,270	EXFO, Inc. (Canada)(a)	87,485
10,469	Frequency Electronics, Inc.(a)	80,088
11,020	Global Cash Access Holdings, Inc.(a)	93,119
5,982	Globecomm Systems, Inc.(a)	84,825
14,509	Hackett Group, Inc. (The)(a)	82,846
14,486	ID Systems, Inc.(a)	87,785
13,984	Imation Corp.(a)	81,107
6,706	InfoSpace, Inc.(a)	74,638
7,779	Integrated Silicon Solution, Inc.(a)	82,613
11,828	Internap Network Services Corp.(a)	83,269
24,464	inTEST Corp.(a)	85,624
6,563	IXYS Corp.(a)	81,775
4,377	Keynote Systems, Inc.	80,537
35,061	Majesco Entertainment Co.(a)(b)	85,900
16,038	ModusLink Global Solutions, Inc.	79,388
4,404	Monolithic Power Systems, Inc.(a)	91,251
3,163	Multi-Fineline Electronix, Inc.(a)	83,788
4,884	Newport Corp.(a)	83,370
10,529	PC Connection, Inc.	84,443
13,017	PC-Tel, Inc.	88,906
14,453	Pervasive Software, Inc.(a)	89,464
13,022	Photronics, Inc.(a)	80,606
7,223	Richardson Electronics Ltd.	91,082
7,734	Rudolph Technologies, Inc.(a)	83,527
11,134	SeaChange International, Inc.(a)	91,522
22,920	SMTC Corp.(a)	89,159
3,107	Stamps.com, Inc.(a)	90,196
3,348	Standard Microsystems Corp.(a)	88,655
4,959	Super Micro Computer, Inc.(a)	87,526
4,873	Sycamore Networks, Inc.(a)	75,970
31,160	TeleCommunication Systems, Inc., Class A(a)	60,139
3,410	Tessco Technologies, Inc.	68,200
17,713	United Online, Inc.	83,960
5,995	Web.com Group, Inc.(a)	77,635
5,445	Xyratex Ltd. (Bermuda)	79,061
		4,118,319
	Materials—4.6%
3,179	A. Schulman, Inc.	78,235
3,966	American Vanguard Corp.	99,150
10,471	Boise, Inc.	79,999
9,414	Core Molding Technologies, Inc.(a)	78,230
2,851	Innospec, Inc.(a)	86,186
18,546	Jaguar Mining, Inc. (Canada)(a)	50,260
4,407	KapStone Paper and Packaging Corp.(a)	79,590
13,266	Landec Corp.(a)	85,433
10,499	Material Sciences Corp.(a)	80,212
5,885	Myers Industries, Inc.	97,279

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,919	Neenah Paper, Inc.	$83,367
3,609	Olympic Steel, Inc.	76,258
5,484	P.H. Glatfelter Co.	85,441
11,131	Richmont Mines, Inc. (Canada)(a)	77,694
3,757	RTI International Metals, Inc.(a)	92,234
1,959	TPC Group, Inc.(a)	82,239
4,422	Tredegar Corp.	76,722
2,012	Universal Stainless & Alloy Products, Inc.(a)	93,357
9,254	Wausau Paper Corp.	83,841
		1,565,727
	Telecommunication Services—1.0%
9,812	Iridium Communications, Inc.(a)	86,247
22,322	ORBCOMM, Inc.(a)	72,770
9,580	Premiere Global Services, Inc.(a)	85,741
6,215	USA Mobility, Inc.	80,298
		325,056
	Utilities—1.3%
2,397	American States Water Co.	87,346
4,752	California Water Service Group	86,059
2,090	Chesapeake Utilities Corp.	87,822
3,992	Otter Tail Corp.	87,664
3,237	Unitil Corp.	85,651
		434,542
	Total Common Stocks and Other Equity Interests (Cost $31,823,476)	34,009,466
	Money Market Fund—0.3%
104,290	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $104,290)	104,290
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $31,927,766)—100.3%	34,113,756
	Investments Purchased with Cash Collateral from Securities on Loan—1.3%
433,425	Invesco Liquid Assets Portfolio - Institutional Class (Cost $433,425)(c)(d)	433,425
	Total Investments (Cost $32,361,191)—101.6%	34,547,181
	Liabilities in excess of other assets—(1.6%)	(528,474)
	Net Assets—100.0%	$34,018,707

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2012

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Fundamental Pure Large Core Portfolio (PXLC)	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
ASSETS:
Unaffiliated investments, at value(a)	$191,135,522	$419,633,304	$25,374,238	$4,522,102	$8,230,712	$18,699,198
Affiliated investments, at value (Note 4)	—	—	—	—	—	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	—	—	—
Total investments, at value	191,135,522	419,633,304	25,374,238	4,522,102	8,230,712	18,699,198
Cash	—	—	—	—	—	—
Foreign currencies, at value	—	—	—	—	—	—
Receivables:
Dividends	136,381	653,512	46,739	5,710	6,709	11,521
Investments sold	—	3,065,846	—	—	—	—
Affiliated securities lending dividends	—	—	—	—	—	—
Expense waivers	—	—	9,808	—	—	10,750
Prepaid expenses	—	—	—	458	1,092	—
Total Assets	191,271,903	423,352,662	25,430,785	4,528,270	8,238,513	18,721,469
LIABILITIES:
Due to custodian	1,873	142,714	1,050	941	966	1,031
Payables:
Expenses recaptured	329	—	—	14,762	10,694	—
Investments purchased	—	3,085,125	—	—	—	—
Collateral upon return of securities loaned	—	—	—	—	—	—
Accrued advisory fees	78,675	172,466	5,939	955	1,942	4,465
Accrued expenses	177,843	211,963	97,769	71,596	76,496	93,228
Total Liabilities	258,720	3,612,268	104,758	88,254	90,098	98,724
NET ASSETS	$191,013,183	$419,740,394	$25,326,027	$4,440,016	$8,148,415	$18,622,745
NET ASSETS CONSIST OF:
Shares of beneficial interest	$410,649,223	$507,930,325	$34,738,671	$4,247,920	$7,635,006	$29,019,176
Undistributed net investment income	288,421	1,375,238	69,720	16,149	17,915	33,461
Undistributed net realized gain (loss)	(258,025,534)	(128,969,638)	(11,102,818)	(11,346)	(10,085)	(10,539,132)
Net unrealized appreciation (depreciation)	38,101,073	39,404,469	1,620,454	187,293	505,579	109,240
Net Assets	$191,013,183	$419,740,394	$25,326,027	$4,440,016	$8,148,415	$18,622,745
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,200,000	20,250,000	950,000	200,001	400,001	700,000
Net asset value	$18.73	$20.73	$26.66	$22.20	$20.37	$26.60
Share price	$18.72	$20.71	$26.66	$22.19	$20.35	$26.62
Unaffiliated investments, at cost	$153,034,449	$380,228,835	$23,753,784	$4,334,809	$7,725,133	$18,589,958
Affiliated investments, at cost	$—	$—	$—	$—	$—	$—
Investment of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$—	$—	$—
Total investments, at cost	$153,034,449	$380,228,835	$23,753,784	$4,334,809	$7,725,133	$18,589,958
Foreign currencies, at cost	$—	$—	$—	$—	$—	$—
(a)Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	PowerShares Fundamental Pure Small Core Portfolio (PXSC)	PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	PowerShares Fundamental Pure Small Value Portfolio (PXSV)	PowerShares Zacks Micro Cap Portfolio (PZI)
ASSETS:
Unaffiliated investments, at value(a)	$86,498,389	$32,495,830	$15,817,830	$30,869,479	$52,342,225	$34,113,756
Affiliated investments, at value (Note 4)	817,932	—	—	118,629	—	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	—	2,205,136	433,425
Total investments, at value	87,316,321	32,495,830	15,817,830	30,988,108	54,547,361	34,547,181
Cash	—	—	—	—	56,451	—
Foreign currencies, at value	—	—	—	—	—	25,551
Receivables:
Dividends	19,204	28,079	5,211	16,678	20,754	12,594
Investments sold	—	21,074	—	22,738	109,301	1,939
Affiliated securities lending dividends	—	—	—	—	4,991	1,834
Expense waivers	17,195	9,088	10,829	11,899	11,381	7,026
Prepaid expenses	—	—	—	6,329	—	—
Total Assets	87,352,720	32,554,071	15,833,870	31,045,752	54,750,239	34,596,125
LIABILITIES:
Due to custodian	1,387	1,087	1,004	1,090	—	1,097
Payables:
Expenses recaptured	—	—	—	—	—	—
Investments purchased	—	40,758	—	30,193	114,193	—
Collateral upon return of securities loaned	—	—	—	—	2,205,136	433,425
Accrued advisory fees	21,314	7,635	3,711	7,511	12,361	13,928
Accrued expenses	126,617	96,882	94,108	94,307	106,964	128,968
Total Liabilities	149,318	146,362	98,823	133,101	2,438,654	577,418
NET ASSETS	$87,203,402	$32,407,709	$15,735,047	$30,912,651	$52,311,585	$34,018,707
NET ASSETS CONSIST OF:
Shares of beneficial interest	$255,986,399	$77,073,830	$25,097,369	$81,195,844	$98,510,567	$123,058,370
Undistributed net investment income	234,876	74,376	42,632	212,664	138,629	59,046
Undistributed net realized gain (loss)	(170,775,602)	(45,491,279)	(9,683,817)	(50,256,109)	(46,860,268)	(91,283,798)
Net unrealized appreciation (depreciation)	1,757,729	750,782	278,863	(239,748)	522,657	2,185,089
Net Assets	$87,203,402	$32,407,709	$15,735,047	$30,912,651	$52,311,585	$34,018,707
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,850,000	1,900,000	650,000	1,750,000	3,200,000	3,000,000
Net asset value	$22.65	$17.06	$24.21	$17.66	$16.35	$11.34
Share price	$22.63	$17.04	$24.18	$17.64	$16.33	$11.32
Unaffiliated investments, at cost	$84,697,854	$31,745,048	$15,538,967	$31,105,279	$51,819,568	$31,927,766
Affiliated investments, at cost	$860,738	$—	$—	$122,577	$—	$—
Investment of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$—	$2,205,136	$433,425
Total investments, at cost	$85,558,592	$31,745,048	$15,538,967	$31,227,856	$54,024,704	$32,361,191
Foreign currencies, at cost	$—	$—	$—	$—	$—	$26,452
(a)Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$2,181,583	$385,195

Statements of Operations

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Fundamental Pure Large Core Portfolio (PXLC)	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
	Year Ended April 30, 2012	Year Ended April 30, 2012	Year Ended April 30, 2012	For the Period June 13, 2011(a) to April 30, 2012	For the Period June 13, 2011(a) to April 30, 2012	Year Ended April 30, 2012
INVESTMENT INCOME:
Unaffiliated dividend income	$2,660,076	$11,926,471	$708,825	$41,612	$174,791	$329,112
Affiliated dividend income (Note 4)	—	—	—	—	—	—
Affiliated securities lending income	—	—	—	—	—	—
Foreign withholding tax	—	—	—	—	—	—
Total Income	2,660,076	11,926,471	708,825	41,612	174,791	329,112
EXPENSES:
Advisory fees	886,741	2,000,070	83,679	6,243	18,319	66,242
Accounting & administration fees	67,460	94,429	67,460	61,775	61,775	67,460
Recapture (Note 3)	42,591	1,163	—	27,161	23,238	—
Sub-licensing	53,205	120,005	16,535	1,490	4,406	13,982
Professional fees	40,794	48,043	30,684	32,299	32,300	29,945
Custodian & transfer agent fees	15,158	34,360	12,149	8,419	10,711	12,710
Trustees fees	9,672	16,016	5,827	4,000	4,073	5,690
Listing fee and expenses	7,666	7,667	7,666	11,317	11,317	7,666
Printing	(23,544)	29,687	4,096	10,442	12,500	3,785
Other expenses	5,512	10,274	2,666	2,368	2,432	2,588
Total Expenses	1,105,255	2,361,714	230,762	165,514	181,071	210,068
Waivers	(16,591)	—	(119,199)	(157,117)	(156,434)	(121,623)
Net Expenses	1,088,664	2,361,714	111,563	8,397	24,637	88,445
Net Investment Income	1,571,412	9,564,757	597,262	33,215	150,154	240,667
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(14,704,073)	(24,084,221)	(1,251,037)	(11,439)	(15,238)	(1,328,723)
In-kind redemptions	25,593,703	42,026,289	5,188,376	133,789	123,480	4,357,174
Net increase from payment by affiliate (Note 3)	—	—	—	—	—	—
Net realized gain (loss)	10,889,630	17,942,068	3,937,339	122,350	108,242	3,028,451
Change net in unrealized appreciation (depreciation) on:
Investment securities	(1,693,924)	(13,184,103)	(4,636,615)	187,293	505,579	(3,515,009)
Foreign currencies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(1,693,924)	(13,184,103)	(4,636,615)	187,293	505,579	(3,515,009)
Net realized and unrealized gain (loss)	9,195,706	4,757,965	(699,276)	309,643	613,821	(486,558)
Net increase (decrease) in net assets resulting from operations	$10,767,118	$14,322,722	$(102,014)	$342,858	$763,975	$(245,891)

(a)Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	PowerShares Fundamental Pure Small Core Portfolio (PXSC)	PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	PowerShares Fundamental Pure Small Value Portfolio (PXSV)	PowerShares Zacks Micro Cap Portfolio (PZI)
	Year Ended April 30, 2012	Year Ended April 30, 2012	Year Ended April 30, 2012	Year Ended April 30, 2012	Year Ended April 30, 2012	Year Ended April 30, 2012
INVESTMENT INCOME:
Unaffiliated dividend income	$1,021,112	$643,746	$214,245	$463,180	$943,127	$641,453
Affiliated dividend income (Note 4)	—	—	—	4,597	—	—
Affiliated securities lending income	—	—	—	—	24,818	123,858
Foreign withholding tax	—	—	(140)	—	—	(437)
Total Income	1,021,112	643,746	214,105	467,777	967,945	764,874
EXPENSES:
Advisory fees	319,091	103,746	49,042	191,928	182,592	236,781
Accounting & administration fees	67,460	67,460	67,460	67,460	67,460	67,460
Recapture (Note 3)	28,178	—	—	4,991	—	—
Sub-licensing	61,915	20,769	10,082	28,691	35,971	47,356
Professional fees	35,354	31,064	29,930	30,712	32,408	33,926
Custodian & transfer agent fees	12,060	11,432	15,585	12,971	15,704	24,160
Trustees fees	7,890	6,065	5,541	7,019	6,783	6,937
Listing fee and expenses	7,666	7,666	7,666	7,666	7,666	7,666
Printing	—	3,674	3,060	9,744	11,041	7,413
Other expenses	3,785	2,838	2,472	3,765	3,256	2,009
Total Expenses	543,399	254,714	190,838	364,947	362,881	433,708
Waivers	(120,951)	(117,234)	(125,378)	(114,756)	(120,928)	(102,215)
Net Expenses	422,448	137,480	65,460	250,191	241,953	331,493
Net Investment Income	598,664	506,266	148,645	217,586	725,992	433,381
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(5,847,911)	(1,721,867)	(1,256,977)	(4,623,516)	(2,156,870)	(9,356,435)
In-kind redemptions	16,229,781	6,194,420	3,047,560	1,703,992	8,617,790	7,609,046
Net increase from payment by affiliate (Note 3)	—	—	—	12,745	—	—
Net realized gain (loss)	10,381,870	4,472,553	1,790,583	(2,906,779)	6,460,920	(1,747,389)
Change net in unrealized appreciation (depreciation) on:
Investment securities	(20,861,947)	(4,388,098)	(2,831,971)	(12,685,170)	(10,394,660)	(6,129,122)
Foreign currencies	—	—	—	—	—	(3,090)
Net change in unrealized appreciation (depreciation)	(20,861,947)	(4,388,098)	(2,831,971)	(12,685,170)	(10,394,660)	(6,132,212)
Net realized and unrealized gain (loss)	(10,480,077)	84,455	(1,041,388)	(15,591,949)	(3,933,740)	(7,879,601)
Net increase (decrease) in net assets resulting from operations	$(9,881,413)	$590,721	$(892,743)	$(15,374,363)	$(3,207,748)	$(7,446,220)

Statements of Changes in Net Assets

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)		PowerShares Dynamic Large Cap Value Portfolio (PWV)		PowerShares Fundamental Pure Large Core Portfolio (PXLC)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$1,571,412	$1,464,275	$9,564,757	$7,797,728	$597,262	$531,681
Net realized gain (loss)	10,889,630	27,810,418	17,942,068	28,342,560	3,937,339	2,678,949
Net change in unrealized appreciation (depreciation)	(1,693,924)	4,025,216	(13,184,103)	18,953,298	(4,636,615)	988,315
Net increase (decrease) in net assets resulting from operations	10,767,118	33,299,909	14,322,722	55,093,586	(102,014)	4,198,945
Undistributed net investment income (loss) included in the price of units issued and redeemed	(5,376)	(33,540)	(69,378)	89,029	(50,168)	(41,024)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,510,509)	(1,450,284)	(9,491,440)	(8,397,017)	(670,286)	(523,166)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(1,510,509)	(1,450,284)	(9,491,440)	(8,397,017)	(670,286)	(523,166)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	121,004,823	157,999,083	352,632,765	369,332,330	26,748,290	24,211,429
Value of shares repurchased	(135,822,460)	(223,608,806)	(360,043,032)	(342,974,918)	(36,322,756)	(30,590,737)
Net income (loss) equalization	5,376	33,540	69,378	(89,029)	50,168	41,024
Net increase (decrease) in net assets resulting from shares transactions	(14,812,261)	(65,576,183)	(7,340,889)	26,268,383	(9,524,298)	(6,338,284)
Increase (Decrease) in Net Assets	(5,561,028)	(33,760,098)	(2,578,985)	73,053,981	(10,346,766)	(2,703,529)
NET ASSETS:
Beginning of year	196,574,211	230,334,309	422,319,379	349,265,398	35,672,793	38,376,322
End of year	$191,013,183	$196,574,211	$419,740,394	$422,319,379	$25,326,027	$35,672,793
Undistributed net investment income (loss) at end of year	$288,421	$227,518	$1,375,238	$1,301,921	$69,720	$142,774
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,150,000	10,450,000	18,050,000	20,950,000	1,050,000	1,050,000
Shares repurchased	(8,100,000)	(14,750,000)	(18,550,000)	(19,550,000)	(1,450,000)	(1,350,000)
Shares outstanding, beginning of year	11,150,000	15,450,000	20,750,000	19,350,000	1,350,000	1,650,000
Shares outstanding, end of year	10,200,000	11,150,000	20,250,000	20,750,000	950,000	1,350,000

(a)Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)		PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)
	For the Period June 13, 2011(a) to April 30, 2012	For the Period June 13, 2011(a) to April 30, 2012	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$33,215	$150,154	$240,667	$190,748	$598,664	$(64,756)
Net realized gain (loss)	122,350	108,242	3,028,451	4,151,067	10,381,870	26,801,160
Net change in unrealized appreciation (depreciation)	187,293	505,579	(3,515,009)	(833,011)	(20,861,947)	166,817
Net increase (decrease) in net assets resulting from operations	342,858	763,975	(245,891)	3,508,804	(9,881,413)	26,903,221
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	—	(5,615)	(4,393)	(17,731)	23,125
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,066)	(132,239)	(227,420)	(196,204)	(355,610)	—
Return of capital	—	—	—	—	—	(344,520)
Total distributions to shareholders	(17,066)	(132,239)	(227,420)	(196,204)	(355,610)	(344,520)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,164,439	14,853,954	26,425,945	25,358,610	120,745,104	148,851,208
Value of shares repurchased	(2,050,215)	(7,337,275)	(30,410,631)	(30,943,293)	(153,595,166)	(173,163,736)
Net income (loss) equalization	—	—	5,615	4,393	17,731	(23,125)
Net increase (decrease) in net assets resulting from shares transactions	4,114,224	7,516,679	(3,979,071)	(5,580,290)	(32,832,331)	(24,335,653)
Increase (Decrease) in Net Assets	4,440,016	8,148,415	(4,457,997)	(2,272,083)	(43,087,085)	2,246,173
NET ASSETS:
Beginning of year	—	—	23,080,742	25,352,825	130,290,487	128,044,314
End of year	$4,440,016	$8,148,415	$18,622,745	$23,080,742	$87,203,402	$130,290,487
Undistributed net investment income (loss) at end of year	$16,149	$17,915	$33,461	$24,690	$234,876	$(354,479)
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,001	800,001	1,000,000	1,100,000	5,350,000	7,500,000
Shares repurchased	(100,000)	(400,000)	(1,150,000)	(1,350,000)	(6,900,000)	(8,800,000)
Shares outstanding, beginning of year	—	—	850,000	1,100,000	5,400,000	6,700,000
Shares outstanding, end of year	200,001	400,001	700,000	850,000	3,850,000	5,400,000

Statements of Changes in Net Assets (Continued)

	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)		PowerShares Fundamental Pure Small Core Portfolio (PXSC)		PowerShares Fundamental Pure Small Growth Portfolio (PXSG)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$506,266	$392,345	$148,645	$71,386	$217,586	$(139,026)
Net realized gain (loss)	4,472,553	3,964,604	1,790,583	2,689,123	(2,919,524)	6,314,763
Net increase from payment by affiliate (see Note 3)	—	—	—	—	12,745	—
Net change in unrealized appreciation (depreciation)	(4,388,098)	(52,138)	(2,831,971)	339,405	(12,685,170)	8,382,513
Net increase (decrease) in net assets resulting from operations	590,721	4,304,811	(892,743)	3,099,914	(15,374,363)	14,558,250
Undistributed net investment income (loss) included in the price of units issued and redeemed	(13,610)	(3,425)	(5,457)	(3,569)	285,373	(257,986)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(458,896)	(393,205)	(102,977)	(69,608)	—	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(458,896)	(393,205)	(102,977)	(69,608)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	37,524,414	45,052,478	16,742,065	22,902,290	131,768,597	113,814,335
Value of shares repurchased	(46,219,014)	(51,812,090)	(19,002,641)	(25,901,328)	(194,932,390)	(51,394,280)
Net income (loss) equalization	13,610	3,425	5,457	3,569	(285,373)	257,986
Net increase (decrease) in net assets resulting from shares transactions	(8,680,990)	(6,756,187)	(2,255,119)	(2,995,469)	(63,449,166)	62,678,041
Increase (Decrease) in Net Assets	(8,562,775)	(2,848,006)	(3,256,296)	31,268	(78,538,156)	76,978,305
NET ASSETS:
Beginning of year	40,970,484	43,818,490	18,991,343	18,960,075	109,450,807	32,472,502
End of year	$32,407,709	$40,970,484	$15,735,047	$18,991,343	$30,912,651	$109,450,807
Undistributed net investment income (loss) at end of year	$74,376	$47,137	$42,632	$(1,090)	$212,664	$(4,922)
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,250,000	3,000,000	700,000	1,100,000	7,200,000	6,950,000
Shares repurchased	(2,750,000)	(3,450,000)	(800,000)	(1,250,000)	(11,200,000)	(3,500,000)
Shares outstanding, beginning of year	2,400,000	2,850,000	750,000	900,000	5,750,000	2,300,000
Shares outstanding, end of year	1,900,000	2,400,000	650,000	750,000	1,750,000	5,750,000

(a)Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Fundamental Pure Small Value Portfolio (PXSV)		PowerShares Zacks Micro Cap Portfolio (PZI)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$725,992	$732,848	$433,381	$296,457
Net realized gain (loss)	6,460,920	8,572,051	(1,747,389)	11,166,308
Net increase from payment by affiliate (see Note 3)	—	—	—	—
Net change in unrealized appreciation (depreciation)	(10,394,660)	1,243,542	(6,132,212)	277,633
Net increase (decrease) in net assets resulting from operations	(3,207,748)	10,548,441	(7,446,220)	11,740,398
Undistributed net investment income (loss) included in the price of units issued and redeemed	4,399	(5,642)	255,399	(231,417)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(687,907)	(788,255)	(599,475)	(446,555)
Return of capital	—	—	—	—
Total distributions to shareholders	(687,907)	(788,255)	(599,475)	(446,555)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	54,373,664	71,421,872	26,907,134	115,364,266
Value of shares repurchased	(70,706,299)	(81,095,287)	(83,806,961)	(81,452,188)
Net income (loss) equalization	(4,399)	5,642	(255,399)	231,417
Net increase (decrease) in net assets resulting from shares transactions	(16,337,034)	(9,667,773)	(57,155,226)	34,143,495
Increase (Decrease) in Net Assets	(20,228,290)	86,771	(64,945,522)	45,205,921
NET ASSETS:
Beginning of year	72,539,875	72,453,104	98,964,229	53,758,308
End of year	$52,311,585	$72,539,875	$34,018,707	$98,964,229
Undistributed net investment income (loss) at end of year	$138,629	$91,142	$59,046	$109,282
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,350,000	5,000,000	2,450,000	10,300,000
Shares repurchased	(4,400,000)	(5,700,000)	(7,350,000)	(7,000,000)
Shares outstanding, beginning of year	4,250,000	4,950,000	7,900,000	4,600,000
Shares outstanding, end of year	3,200,000	4,250,000	3,000,000	7,900,000

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

	Year Ended April 30,
	2012		2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$17.63		$14.91		$11.03		$17.33	$17.46
Net investment income(a)	0.15		0.11		0.06		0.08	0.07
Net realized and unrealized gain (loss) on investments	1.09		2.72		3.91		(6.30)	(0.16)
Total from investment operations	1.24		2.83		3.97		(6.22)	(0.09)
Distributions to shareholders from:
Net investment income	(0.14)		(0.11)		(0.09)		(0.08)	(0.04)
Net asset value at end of year	$18.73		$17.63		$14.91		$11.03	$17.33
Share price at end of year(b)	$18.72		$17.63		$14.91		$11.03
NET ASSET VALUE, TOTAL RETURN(c)	7.18%		19.08%		36.15%		(35.93)%	(0.56)%
SHARE PRICE TOTAL RETURN(c)	7.12%		19.08%		36.15%		(35.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$191,013		$196,574		$230,334		$281,172	$665,609
Ratio to average net assets of:
Expenses, after Waivers	0.61%		0.63%		0.61%		0.61%	0.63%
Expenses, prior to Waivers	0.62%		0.64%		0.61%		0.60%	0.60%
Net investment income, after Waivers	0.89%		0.73%		0.45%		0.60%	0.37%
Portfolio turnover rate(d)	64%		45%		67%		88%	46%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.00	)(f)	$(0.00	)(f)	$(0.00	)(f)	$(0.02)	$0.02

PowerShares Dynamic Large Cap Value Portfolio (PWV)

	Year Ended April 30,
	2012		2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$20.35		$18.05	$13.54	$19.27	$20.72
Net investment income(a)	0.46		0.40	0.39	0.41	0.43
Net realized and unrealized gain (loss) on investments	0.38		2.33	4.52	(5.81)	(1.40)
Total from investment operations	0.84		2.73	4.91	(5.40)	(0.97)
Distributions to shareholders from:
Net investment income	(0.46)		(0.43)	(0.40)	(0.33)	(0.48)
Net asset value at end of year	$20.73		$20.35	$18.05	$13.54	$19.27
Share price at end of year(b)	$20.71		$20.36	$18.05	$13.55
NET ASSET VALUE, TOTAL RETURN(c)	4.34%		15.50%	36.69%	(28.30)%	(4.78)%
SHARE PRICE TOTAL RETURN(c)	4.20%		15.49%	36.67%	(28.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$419,740		$422,319	$349,265	$262,699	$252,489
Ratio to average net assets of:
Expenses, after Waivers	0.59%		0.61%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.59%		0.61%	0.60%	0.61%	0.59%
Net investment income, after Waivers	2.39%		2.22%	2.46%	2.71%	2.14%
Portfolio turnover rate(d)	41%		40%	47%	77%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.00	)(f)	$0.00 (f)	$0.01	$0.02	$0.00 (f)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$26.42	$23.26	$17.56	$25.92	$27.00
Net investment income(a)	0.57	0.37	0.27	0.34	0.27
Net realized and unrealized gain (loss) on investments	0.32	3.16	5.74	(8.44)	(1.14)
Total from investment operations	0.89	3.53	6.01	(8.10)	(0.87)
Distributions to shareholders from:
Net investment income	(0.65)	(0.37)	(0.31)	(0.26)	(0.21)
Net asset value at end of year	$26.66	$26.42	$23.26	$17.56	$25.92
Share price at end of year(b)	$26.66	$26.42	$23.26	$17.55
NET ASSET VALUE, TOTAL RETURN(c)	3.64%	15.40%	34.56%	(31.47)%	(3.26)%
SHARE PRICE TOTAL RETURN(c)	3.64%	15.40%	34.64%	(31.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,326	$35,673	$38,376	$33,355	$25,922
Ratio to average net assets of:
Expenses, after Waivers	0.43%	0.65%	0.65%	0.65%	0.73%
Expenses, prior to Waivers	0.90%	0.99%	0.88%	0.93%	1.38%
Net investment income, after Waivers	2.32%	1.61%	1.32%	1.71%	1.03%
Portfolio turnover rate(d)	58%	41%	62%	57%	49%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.05)	$(0.03)	$(0.01)	$0.04	$0.06

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

	For the Period June 13, 2011(f) Through April 30, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$20.00
Net investment income(a)	0.28
Net realized and unrealized gain (loss) on investments	2.09
Total from investment operations	2.37
Distributions to shareholders from:
Net investment income	(0.17)
Net asset value at end of period	$22.20
Share price at end of period(b)	$22.19
NET ASSET VALUE, TOTAL RETURN(c)	11.99	%(g)
SHARE PRICE TOTAL RETURN(c)	11.94	%(g)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,440
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(h)
Expenses, prior to Waivers	7.69	%(h)
Net investment income, after Waivers	1.54	%(h)
Portfolio turnover rate(d)	3%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$—

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Commencement of Investment Operations.

(g)  The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the Exchange) to April 30, 2012 was 13.81%. The share price total return from Fund Inception to April 30, 2012 was 13.87%.

(h)  Annualized.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

	For the Period June 13, 2011(a) Through April 30, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.00
Net investment income(b)	0.39
Net realized and unrealized gain (loss) on investments	0.33
Total from investment operations	0.72
Distributions to shareholders from:
Net investment income	(0.35)
Net asset value at end of period	$20.37
Share price at end of period(c)	$20.35
NET ASSET VALUE, TOTAL RETURN(d)	3.80	%(e)
SHARE PRICE TOTAL RETURN(d)	3.70	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$8,148
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(h)
Expenses, prior to Waivers	2.87	%(h)
Net investment income, after Waivers	2.38	%(h)
Portfolio turnover rate(f)	2%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(g)	$—

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

	Year Ended April 30,
	2012	2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$27.15	$23.05		$16.30		$25.47	$27.98
Net investment income(b)	0.29	0.21		0.18		0.13	0.11
Net realized and unrealized gain (loss) on investments	(0.57)	4.10		6.73		(9.17)	(2.49)
Total from investment operations	(0.28)	4.31		6.91		(9.04)	(2.38)
Distributions to shareholders from:
Net investment income	(0.27)	(0.21)		(0.16)		(0.13)	(0.13)
Net asset value at end of year	$26.60	$27.15		$23.05		$16.30	$25.47
Share price at end of year(c)	$26.62	$27.15		$23.04		$16.29
NET ASSET VALUE, TOTAL RETURN(d)	(0.93)%	18.84%		42.59%		(35.57)%	(8.54)%
SHARE PRICE TOTAL RETURN(d)	(0.85)%	18.89%		42.62%		(35.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,623	$23,081		$25,353		$17,929	$25,469
Ratio to average net assets of:
Expenses, after Waivers	0.43%	0.65%		0.65%		0.65%	0.73%
Expenses, prior to Waivers	1.01%	1.20%		1.11%		1.17%	1.34%
Net investment income, after Waivers	1.16%	0.88%		0.92%		0.67%	0.42%
Portfolio turnover rate(f)	83%	47%		76%		79%	99%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(g)	$(0.01)	$(0.00	)(i)	$(0.00	)(i)	$0.01	$(0.01)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the Exchange) to April 30, 2012 was 5.17%. The share price total return from Fund Inception to April 30, 2012 was 5.23%.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Annualized.

(i)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

	Year Ended April 30,
	2012		2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$24.13		$19.11	$13.87		$22.29	$21.09
Net investment income (loss)(a)	0.13		(0.01)	0.00	(f)	(0.01)	0.00 (f)
Net realized and unrealized gain (loss) on investments	(1.53)		5.09	5.25		(8.41)	1.20
Total from investment operations	(1.40)		5.08	5.25		(8.42)	1.20
Distributions to shareholders from:
Net investment income	(0.08)		—	(0.00	)(f)	—	—
Return of capital	—		(0.06)	(0.01)		—	0.00 (f)
Total distributions	(0.08)		(0.06)	(0.01)		—	0.00 (f)
Net asset value at end of year	$22.65		$24.13	$19.11		$13.87	$22.29
Share price at end of year(b)	$22.63		$24.13	$19.10		$13.85
NET ASSET VALUE, TOTAL RETURN(c)	(5.74)%		26.61%	37.89%		(37.78)%	5.70%
SHARE PRICE TOTAL RETURN(c)	(5.83)%		26.67%	38.02%		(37.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$87,203		$130,290	$128,044		$140,038	$390,146
Ratio to average net assets of:
Expenses, after Waivers	0.43%		0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.55%		0.69%	0.66%		0.61%	0.60%
Net investment income (loss), after Waivers	0.61%		(0.06)%	0.03%		(0.07)%	(0.01)%
Portfolio turnover rate(d)	75%		49%	75%		81%	80%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.00	)(f)	$0.00 (f)	$(0.00	)(f)	$0.01	$(0.01)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

	Year Ended April 30,
	2012	2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$17.07	$15.37		$11.16		$16.89	$20.25
Net investment income(a)	0.25	0.15		0.23		0.26	0.22
Net realized and unrealized gain (loss) on investments	(0.03)	1.70		4.24		(5.75)	(3.32)
Total from investment operations	0.22	1.85		4.47		(5.49)	(3.10)
Distributions to shareholders from:
Net investment income	(0.23)	(0.15)		(0.26)		(0.24)	(0.26)
Net asset value at end of year	$17.06	$17.07		$15.37		$11.16	$16.89
Share price at end of year(b)	$17.04	$17.07		$15.36		$11.13
NET ASSET VALUE, TOTAL RETURN(c)	1.42%	12.16%		40.58%		(32.71)%	(15.47)%
SHARE PRICE TOTAL RETURN(c)	1.30%	12.24%		40.88%		(32.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$32,408	$40,970		$43,818		$39,056	$79,380
Ratio to average net assets of:
Expenses, after Waivers	0.43%	0.63%		0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.79%	0.91%		0.84%		0.78%	0.68%
Net investment income, after Waivers	1.57%	0.99%		1.76%		1.95%	1.14%
Portfolio turnover rate(d)	83%	65%		86%		94%	53%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.01)	$(0.00	)(f)	$(0.00	)(f)	$(0.01)	$0.00 (f)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

	Year Ended April 30,
	2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$25.32	$21.07		$15.03	$23.31	$26.68
Net investment income(a)	0.22	0.09		0.11	0.08	0.06
Net realized and unrealized gain (loss) on investments	(1.18)	4.25		6.08	(8.31)	(3.13)
Total from investment operations	(0.96)	4.34		6.19	(8.23)	(3.07)
Distributions to shareholders from:
Net investment income	(0.15)	(0.09)		(0.14)	(0.05)	(0.08)
Return of capital	—	—		(0.01)	—	(0.22)
Total distributions	(0.15)	(0.09)		(0.15)	(0.05)	(0.30)
Net asset value at end of year	$24.21	$25.32		$21.07	$15.03	$23.31
Share price at end of year(b)	$24.18	$25.33		$21.05	$15.00
NET ASSET VALUE, TOTAL RETURN(c)	(3.70)%	20.64%		41.37%	(35.34)%	(11.61)%
SHARE PRICE TOTAL RETURN(c)	(3.85)%	20.80%		41.52%	(35.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,735	$18,991		$18,960	$13,530	$16,314
Ratio to average net assets of:
Expenses, after Waivers	0.43%	0.65%		0.65%	0.65%	0.79%
Expenses, prior to Waivers	1.25%	1.41%		1.26%	1.35%	1.96%
Net investment income, after Waivers	0.97%	0.42%		0.59%	0.47%	0.26%
Portfolio turnover rate(d)	97%	68%		93%	81%	103%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.01)	$(0.00	)(f)	$0.00 (f)	$0.01	$0.05

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$19.03	$14.12	$10.49	$15.71	$18.59
Net investment income (loss)(a)	0.07	(0.05)	0.05	0.01	(0.05)
Net realized and unrealized gain (loss) on investments	(1.44)	4.96	3.67	(5.23)	(2.83)
Total from investment operations	(1.37)	4.91	3.72	(5.22)	(2.88)
Distributions to shareholders from:
Net investment income	—	—	(0.07)	—	—
Return of capital	—	—	(0.02)	—	—
Total distributions	—	—	(0.09)	—	—
Net asset value at end of year	$17.66	$19.03	$14.12	$10.49	$15.71
Share price at end of year(b)	$17.64	$19.05	$14.10	$10.48
NET ASSET VALUE, TOTAL RETURN(c)	(7.20)%	34.77%	35.60%	(33.23)%	(15.49)%
SHARE PRICE TOTAL RETURN(c)	(7.40)%	35.11%	35.54%	(33.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$30,913	$109,451	$32,473	$31,484	$51,846
Ratio to average net assets of:
Expenses, after Waivers	0.48%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.69%	0.93%	0.94%	0.86%	0.77%
Net investment income (loss), after Waivers	0.41%	(0.37)%	0.41%	0.11%	(0.27)%
Portfolio turnover rate(d)	189%	57%	113%	109%	78%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.09	$(0.10)	$0.01	$0.00 (f)	$(0.00	)(f)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning at the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

	Year Ended April 30,
	2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$17.07	$14.64		$10.38	$15.80	$18.68
Net investment income(a)	0.19	0.16		0.09	0.12	0.16
Net realized and unrealized gain (loss) on investments	(0.72)	2.45		4.25	(5.43)	(2.47)
Total from investment operations	(0.53)	2.61		4.34	(5.31)	(2.31)
Distributions to shareholders from:
Net investment income	(0.19)	(0.18)		(0.08)	(0.11)	(0.16)
Return of capital	—	—		—	—	(0.41)
Total distributions	(0.19)	(0.18)		(0.08)	(0.11)	(0.57)
Net asset value at end of year	$16.35	$17.07		$14.64	$10.38	$15.80
Share price at end of year(b)	$16.33	$17.08		$14.62	$10.36
NET ASSET VALUE, TOTAL RETURN(c)	(3.01)%	18.03%		42.03%	(33.69)%	(12.51)%
SHARE PRICE TOTAL RETURN(c)	(3.18)%	18.26%		42.11%	(33.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$52,312	$72,540		$72,453	$62,253	$91,667
Ratio to average net assets of:
Expenses, after Waivers	0.43%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.64%	0.80%		0.74%	0.73%	0.67%
Net investment income, after Waivers	1.28%	1.14%		0.73%	1.00%	0.91%
Portfolio turnover rate(d)	109%	90%		116%	98%	86%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.00 (f)	$(0.00	)(f)	$0.00 (f)	$0.00 (f)	$(0.03)

PowerShares Zacks Micro Cap Portfolio (PZI)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$12.53	$11.69	$8.10	$13.63	$18.32
Net investment income(a)	0.10	0.04	0.04	0.12	0.16
Net realized and unrealized gain (loss) on investments	(1.16)	0.88	3.62	(5.48)	(4.73)
Total from investment operations	(1.06)	0.92	3.66	(5.36)	(4.57)
Distributions to shareholders from:
Net investment income	(0.13)	(0.08)	(0.07)	(0.17)	(0.12)
Net asset value at end of year	$11.34	$12.53	$11.69	$8.10	$13.63
Share price at end of year(b)	$11.32	$12.52	$11.68	$8.10
NET ASSET VALUE, TOTAL RETURN(c)	(8.34)%	7.97%	45.49%	(39.70)%	(25.07)%
SHARE PRICE TOTAL RETURN(c)	(8.42)%	7.97%	45.37%	(39.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$34,019	$98,964	$53,758	$46,960	$94,068
Ratio to average net assets of:
Expenses, after Waivers(g)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.92%	0.85%	0.93%	0.86%	0.71%
Net investment income, after Waivers	0.92%	0.39%	0.38%	1.11%	0.99%
Portfolio turnover rate(d)	67%	61%	78%	51%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.06	$(0.03)	$0.01	$0.00 (f)	$(0.03)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

(g)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund's total return.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio (PWB)	"Dynamic Large Cap Growth Portfolio"

PowerShares Dynamic Large Cap Value Portfolio (PWV)	"Dynamic Large Cap Value Portfolio"

PowerShares Fundamental Pure Large Core Portfolio (PXLC)	"Fundamental Pure Large Core Portfolio"

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	"Fundamental Pure Large Growth Portfolio"

PowerShares Fundamental Pure Large Value Portfolio (PXLV)	"Fundamental Pure Large Value Portfolio"

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)	"Fundamental Pure Mid Core Portfolio"

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	"Fundamental Pure Mid Growth Portfolio"

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	"Fundamental Pure Mid Value Portfolio"

PowerShares Fundamental Pure Small Core Portfolio (PXSC)	"Fundamental Pure Small Core Portfolio"

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	"Fundamental Pure Small Growth Portfolio"

PowerShares Fundamental Pure Small Value Portfolio (PXSV)	"Fundamental Pure Small Value Portfolio"

PowerShares Zacks Micro Cap Portfolio (PZI)	"Zacks Micro Cap Portfolio"

Each portfolio (a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index

Fundamental Pure Large Core Portfolio	RAFI® Fundamental Large Core Index

Fundamental Pure Large Growth Portfolio	RAFI® Fundamental Large Growth Index

Fundamental Pure Large Value Portfolio	RAFI® Fundamental Large Value Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Fund	Index
Fundamental Pure Mid Core Portfolio	RAFI® Fundamental Mid Core Index

Fundamental Pure Mid Growth Portfolio	RAFI® Fundamental Mid Growth Index

Fundamental Pure Mid Value Portfolio	RAFI® Fundamental Mid Value Index

Fundamental Pure Small Core Portfolio	RAFI® Fundamental Small Core Index

Fundamental Pure Small Growth Portfolio	RAFI® Fundamental Small Growth Index

Fundamental Pure Small Value Portfolio	RAFI® Fundamental Small Value Index

Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts ("ADRs") and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Concentration Risk. A significant percentage of a Fund's Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact the Fund's NAV.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and they may be more sensitive to changing market conditions.

Large Capitalization Company Risk. Returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Micro Capitalization Company Risk. The Zacks Micro Cap Portfolio's investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

Non-Diversified Fund Risk. Fundamental Pure Large Growth Portfolio and Fundamental Pure Large Value Portfolio are non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Funds' volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Core Risk. For the Fundamental Pure Large Core Portfolio, Fundamental Pure Mid Core Portfolio and Fundamental Pure Small Core Portfolio, the returns on "core" securities may or may not move in tandem

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Value Risk. For the Dynamic Large Cap Value Portfolio, Fundamental Pure Large Value Portfolio, Fundamental Pure Mid Value Portfolio and the Fundamental Pure Small Value Portfolio, "value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Growth Risk. For the Dynamic Large Cap Growth Portfolio, Fundamental Pure Large Growth Portfolio, Fundamental Pure Mid Growth Portfolio and the Fundamental Pure Small Growth Portfolio, the market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust or Invesco PowerShares Capital Management LLC ( the "Adviser") (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of the investment companies expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

Effective January 1, 2012, the Fundamental Pure Small Value Portfolio and Zacks Micro Cap Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) has agreed to pay the Adviser an annual fee of 0.29% of the Fund's average daily net assets. Prior to June 16, 2011, each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. Each of the Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies, and extraordinary expenses) of each Fund (except for the Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2013. Prior to June 16, 2011, the Expense Cap for each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) was 0.60% of the Fund's average daily net assets per year. The Expense Cap for each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio is 0.60% of the Fund's average daily net assets per year, at least until August 31, 2013, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the year ended April 30, 2012, the Adviser has reimbursed the Fundamental Pure Small Growth Portfolio for an economic loss of $12,745 as a result of a trading related activity.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at April 30, 2012 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/13	04/30/14	04/30/15
Fundamental Pure Large Core Portfolio	$319,264	$87,338	$112,727	$119,199
Fundamental Pure Large Growth Portfolio	129,956	—	—	129,956
Fundamental Pure Large Value Portfolio	133,196	—	—	133,196
Fundamental Pure Mid Core Portfolio	342,663	100,743	120,297	121,623
Fundamental Pure Mid Growth Portfolio	200,576	12,077	67,548	120,951
Fundamental Pure Mid Value Portfolio	316,714	88,953	110,527	117,234
Fundamental Pure Small Core Portfolio	358,046	104,165	128,503	125,378
Fundamental Pure Small Growth Portfolio	324,276	96,747	112,773	114,756
Fundamental Pure Small Value Portfolio	301,244	74,211	106,105	120,928
Zacks Micro Cap Portfolio	327,335	109,697	115,423	102,215

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a "Licensor"):

Fund	Licensors
Dynamic Large Cap Growth Portfolio	NYSE Arca

Dynamic Large Cap Value Portfolio	NYSE Arca

Fundamental Pure Large Core Portfolio	Research Affiliates, LLC

Fundamental Pure Large Growth Portfolio	Research Affiliates, LLC

Fundamental Pure Large Value Portfolio	Research Affiliates, LLC

Fundamental Pure Mid Core Portfolio	Research Affiliates, LLC

Fundamental Pure Mid Growth Portfolio	Research Affiliates, LLC

Fundamental Pure Mid Value Portfolio	Research Affiliates, LLC

Fundamental Pure Small Core Portfolio	Research Affiliates, LLC

Fundamental Pure Small Growth Portfolio	Research Affiliates, LLC

Fundamental Pure Small Value Portfolio	Research Affiliates, LLC

Zacks Micro Cap Portfolio	Zacks Investment Research, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Funds.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 4. Investments in Affiliates

The Adviser is a subsidiary of Invesco Ltd. and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Fundamental Pure Mid Growth Portfolio and Fundamental Pure Small Growth Portfolio, respectively. The table below shows the Fund's transactions in and earnings from the investment in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the year ended April 30, 2012.

Fundamental Pure Mid Growth Portfolio

	Value April 30, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2012	Dividend Income
Invesco Ltd.	$—	$905,490	$(42,539)	$(42,806)	$(2,213)	$817,932	$—

Fundamental Pure Small Growth Portfolio

	Value April 30, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2012	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$129,523	$(6,492)	$(3,948)	$(454)	$118,629	$4,597

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

During the fiscal year ended April 30, 2012, there were no significant transfers between investment levels.

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended April 30, 2012 and 2011:

	2012		2011
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Dynamic Large Cap Growth Portfolio	$1,510,509	$—	$1,450,284	$—
Dynamic Large Cap Value Portfolio	9,491,440	—	8,397,017	—
Fundamental Pure Large Core Portfolio	670,286	—	523,166	—
Fundamental Pure Large Growth Portfolio	17,066	—	—	—
Fundamental Pure Large Value Portfolio	132,239	—	—	—
Fundamental Pure Mid Core Portfolio	227,420	—	196,204	—
Fundamental Pure Mid Growth Portfolio	355,610	—	—	344,520
Fundamental Pure Mid Value Portfolio	458,896	—	393,205	—
Fundamental Pure Small Core Portfolio	102,977	—	69,608	—
Fundamental Pure Small Growth Portfolio	—	—	—	—
Fundamental Pure Small Value Portfolio	687,907	—	788,255	—
Zacks Micro Cap Portfolio	599,475	—	446,555	—

Tax Components of Net Assets at Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)— Investments	Net Unrealized Appreciation (Depreciation)— Other Investments	Capital Loss Carryforward	Post-October Capital Deferrals*	Shares of Beneficial Interest	Total Net Assets
Dynamic Large Cap Growth Portfolio	$305,036	$(16,615)	$38,084,610	$—	$(251,330,756)	$(6,678,315)	$410,649,223	$191,013,183
Dynamic Large Cap Value Portfolio	1,390,418	(15,180)	38,386,819	—	(118,050,674)	(9,901,314)	507,930,325	419,740,394
Fundamental Pure Large Core Portfolio	75,522	(5,802)	1,590,299	—	(11,029,660)	(43,003)	34,738,671	25,326,027
Fundamental Pure Large Growth Portfolio	16,961	(812)	186,037	—	(264)	(9,826)	4,247,920	4,440,016
Fundamental Pure Large Value Portfolio	18,741	(826)	500,039	—	(888)	(3,657)	7,635,006	8,148,415
Fundamental Pure Mid Core Portfolio	38,901	(5,440)	96,960	—	(10,045,091)	(481,761)	29,019,176	18,622,745
Fundamental Pure Mid Growth Portfolio	246,409	(11,533)	1,734,284	—	(167,559,413)	(3,192,744)	255,986,399	87,203,402
Fundamental Pure Mid Value Portfolio	80,948	(6,572)	695,587	—	(44,934,277)	(501,807)	77,073,830	32,407,709

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)— Investments	Net Unrealized Appreciation (Depreciation)— Other Investments	Capital Loss Carryforward	Post-October Capital Deferrals*	Shares of Beneficial Interest	Total Net Assets
Fundamental Pure Small Core Portfolio	$49,139	$(5,251)	$265,621	$—	$(9,253,651)	$(418,180)	$25,097,369	$15,735,047
Fundamental Pure Small Growth Portfolio	218,961	(6,297)	(292,138)	—	(48,770,442)	(1,433,277)	81,195,844	30,912,651
Fundamental Pure Small Value Portfolio	145,922	(7,293)	466,820	—	(45,529,488)	(1,274,943)	98,510,567	52,311,585
Zacks Micro Cap Portfolio	69,574	(7,275)	2,124,259	(901)	(88,382,130)	(2,843,190)	123,058,370	34,018,707

*  The Funds elected to defer capital losses incurred after October 31 ("Post-October Capital Losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of April 30, 2012, which expire as of April 30 of each year listed below:

							Post-effective no expiration
	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Dynamic Large Cap Growth Portfolio	$191,864	$10,916,066	$14,024,455	$68,715,641	$131,638,879	$15,986,258	$8,637,984	$1,219,609	$251,330,756
Dynamic Large Cap Value Portfolio	70,814	1,378,743	2,783,761	22,558,581	56,819,182	17,964,198	11,973,345	4,502,050	118,050,674
Fundamental Pure Large Core Portfolio	—	—	87,112	2,328,337	5,621,834	1,626,267	1,169,620	196,490	11,029,660
Fundamental Pure Large Growth Portfolio	—	—	—	—	—	—	264	—	264
Fundamental Pure Large Value Portfolio	—	—	—	—	—	—	888	—	888
Fundamental Pure Mid Core Portfolio	—	—	628,828	3,815,763	3,611,366	741,893	1,172,149	75,092	10,045,091
Fundamental Pure Mid Growth Portfolio	422,220	8,055,857	5,112,579	54,769,394	82,364,246	12,021,724	4,813,393	—	167,559,413
Fundamental Pure Mid Value Portfolio	237,806	2,384,765	5,347,255	12,697,113	18,996,863	2,751,107	2,352,586	166,782	44,934,277
Fundamental Pure Small Core Portfolio	—	—	1,028,299	2,738,120	2,009,294	2,491,519	826,584	159,835	9,253,651
Fundamental Pure Small Growth Portfolio	823,782	13,094,039	6,666,558	9,888,431	10,392,627	4,547,805	3,357,200	—	48,770,442
Fundamental Pure Small Value Portfolio	703,862	3,929,009	8,615,687	16,547,947	9,588,502	5,376,983	767,498	—	45,529,488
Zacks Micro Cap Portfolio	1,951,245	15,172,527	14,330,930	28,782,755	12,380,833	7,234,973	8,528,867	—	88,382,130

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 7. Investment Transactions

For the fiscal year ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$116,093,758	$115,818,088
Dynamic Large Cap Value Portfolio	164,094,871	165,418,535
Fundamental Pure Large Core Portfolio	15,262,882	16,454,260
Fundamental Pure Large Growth Portfolio	74,704	309,206
Fundamental Pure Large Value Portfolio	151,898	231,680
Fundamental Pure Mid Core Portfolio	17,440,823	17,338,617
Fundamental Pure Mid Growth Portfolio	76,526,470	75,086,500
Fundamental Pure Mid Value Portfolio	28,072,839	27,462,923
Fundamental Pure Small Core Portfolio	15,187,419	15,817,912
Fundamental Pure Small Growth Portfolio	101,117,764	103,139,894
Fundamental Pure Small Value Portfolio	62,970,837	63,714,498
Zacks Micro Cap Portfolio	33,406,335	36,273,986

For the fiscal year ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Large Cap Growth Portfolio	$120,834,297	$135,886,067
Dynamic Large Cap Value Portfolio	352,863,093	358,754,305
Fundamental Pure Large Core Portfolio	29,525,414	37,982,987
Fundamental Pure Large Growth Portfolio	6,155,625	1,793,548
Fundamental Pure Large Value Portfolio	15,198,265	7,584,441
Fundamental Pure Mid Core Portfolio	27,640,421	31,685,358
Fundamental Pure Mid Growth Portfolio	121,121,666	155,218,149
Fundamental Pure Mid Value Portfolio	38,754,161	48,022,072
Fundamental Pure Small Core Portfolio	18,998,195	20,583,402
Fundamental Pure Small Growth Portfolio	132,896,878	193,789,787
Fundamental Pure Small Value Portfolio	56,036,648	71,591,559
Zacks Micro Cap Portfolio	29,439,825	83,683,928

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

At April 30, 2012, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Large Cap Growth Portfolio	$153,050,912	$38,084,610	$38,290,783	$(206,173)
Dynamic Large Cap Value Portfolio	381,246,485	38,386,819	40,172,701	(1,785,882)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Fundamental Pure Large Core Portfolio	$23,783,939	$1,590,299	$2,135,167	$(544,868)
Fundamental Pure Large Growth Portfolio	4,336,065	186,037	275,786	(89,749)
Fundamental Pure Large Value Portfolio	7,730,673	500,039	675,841	(175,802)
Fundamental Pure Mid Core Portfolio	18,602,238	96,960	962,013	(865,053)
Fundamental Pure Mid Growth Portfolio	85,582,037	1,734,284	7,177,034	(5,442,750)
Fundamental Pure Mid Value Portfolio	31,800,243	695,587	2,371,590	(1,676,003)
Fundamental Pure Small Core Portfolio	15,552,209	265,621	1,070,282	(804,661)
Fundamental Pure Small Growth Portfolio	31,280,246	(292,138)	2,216,603	(2,508,741)
Fundamental Pure Small Value Portfolio	54,080,541	466,820	4,098,128	(3,631,308)
Zacks Micro Cap Portfolio	32,422,922	2,124,259	3,793,587	(1,669,328)

*  Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and utilization of book equalization, on April 30, 2012, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2012, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Large Cap Growth Portfolio	$5,376	$(25,568,048)	$25,562,672
Dynamic Large Cap Value Portfolio	69,378	(40,952,559)	40,883,181
Fundamental Pure Large Core Portfolio	50,168	(5,165,223)	5,115,055
Fundamental Pure Large Growth Portfolio	—	(133,696)	133,696
Fundamental Pure Large Value Portfolio	—	(118,327)	118,327
Fundamental Pure Mid Core Portfolio	1,139	(4,327,609)	4,326,470
Fundamental Pure Mid Growth Portfolio	19,512	(16,161,128)	16,141,616
Fundamental Pure Mid Value Portfolio	(6,521)	(6,095,132)	6,101,653
Fundamental Pure Small Core Portfolio	3,511	(3,037,812)	3,034,301
Fundamental Pure Small Growth Portfolio	(285,373)	(1,391,570)	1,676,943
Fundamental Pure Small Value Portfolio	5,003	(8,575,450)	8,570,447
Zacks Micro Cap Portfolio	(139,541)	(7,366,994)	7,506,535

Note 9. Trustees' Fees

The Funds compensate each Independent Trustee. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio and PowerShares Zacks Micro Cap Portfolio (each an individual portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Funds") at April 30, 2012, the results of each of their operations for the period then ended, and the change in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Chicago, IL
June 25, 2012

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2012:

Federal Income Tax Information

	Qualified dividend income*	Dividends-received deduction*
Dynamic Large Cap Growth Portfolio	100%	100%
Dynamic Large Cap Value Portfolio	100%	100%
Fundamental Pure Large Core Portfolio	100%	100%
Fundamental Pure Large Growth Portfolio	100%	100%
Fundamental Pure Large Value Portfolio	100%	100%
Fundamental Pure Mid Core Portfolio	100%	100%
Fundamental Pure Mid Growth Portfolio	100%	100%
Fundamental Pure Mid Value Portfolio	100%	100%
Fundamental Pure Small Core Portfolio	94%	90%
Fundamental Pure Small Growth Portfolio	0%	0%
Fundamental Pure Small Value Portfolio	100%	100%
Zacks Micro Cap Portfolio	100%	100%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

Supplemental Information

Trustees and Officers

The Independent Trustees, the Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2012.

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	120	None

Todd J. Barre (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly, Vice President and Senior Investment Strategist (2001-2008); Director of Open Architecture and Trading (2007-2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Marc M. Kole (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008 Present); formerly, Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	120	None

Philip M. Nussbaum (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-Present)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Donald H. Wilson (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Trustee since 2006; Chair since 2012	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

The Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Non-Independent Trustees and the other directorships, if any, held by the Trustees are shown below.

Name, Address, and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non-Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
H. Bruce Bond (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non-Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
Kevin M. Carome (55) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (37) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. In the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Benjamin Fulton (50) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (30) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management Invesco PowerShares Capital Management LLC (2008 Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

David Warren (54) Invesco Canada Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (2000-2006)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Christopher Joe (42) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	U.S. Compliance Director, Invesco, Ltd.; Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser); formerly, Assistant Fund Accounting Manager, Invesco, Ltd.

Sheri Morris (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer	Since 2011	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust.
Formerly, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia (37) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2011	Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010). Associate Counsel at Barclays Global Investors Ltd. (2004-2006)

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Aerospace & Defense Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Value Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500 High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year, five-year and since-inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average daily net assets for each Fund other than PowerShares Dividend Achievers(TM) Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio;

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

•  0.40% of the Fund's average daily net assets for each of PowerShares Dividend Achievers(TM) Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio; and

•  0.29% of the Fund's average daily net assets for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio (for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, the Trustees noted that the advisory fee for each of these Funds was reduced to 0.29% effective June 16, 2011).

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2013, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dividend Achievers(TM) Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500 High Quality Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio (for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

Value Portfolio, the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.39% effective June 16, 2011); and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI US 1000 Portfolio, and further noted the Adviser's representation that the advisory fee charged to the PowerShares FTSE RAFI US 1000 Portfolio was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee (for the year ended December 31, 2011) was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, which was lower than the median advisory fee of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares Cleantech(TM) Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund (for the year ended December 31, 2011) was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

Golden Dragon Halter USX China Portfolio and PowerShares S&P 500 High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dividend Achievers(TM) Portfolio, PowerShares DWA Technical Leaders(TM) Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares S&P 500 High Quality Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares Cleantech(TM) Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and noted those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio

At a meeting held on March 22, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio (each, a "New Fund" and collectively, the "New Funds").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as each New Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationships with the New Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each New Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each New Fund, information describing the Adviser's current organization and staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the New Funds, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the New Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the New Funds.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to each New Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each New Fund's proposed advisory fee and net expense ratio, as compared to information compiled from Lipper Inc. databases on the average and median advisory fee and net expense ratio of comparable ETFs for each New Fund, as well as each New Fund's respective Lipper peer group, which includes ETF and non-ETF funds. The Trustees also noted the information compiled by the Adviser from Lipper Inc. databases on the advisory fees and net expense ratios of various types of ETFs and open-end actively managed funds that they had received in connection with the 2011 contract renewal process for other ETFs for which the Adviser serves as investment adviser. The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay a portion of fund expenses for each New Fund (an "Expense Cap"). The Trustees noted that each New Fund's advisory fee and net expense ratio generally were within an acceptable range of the average and median advisory fees and net expense ratios

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio (Continued)

of the ETFs in its ETF universe, and were generally lower than the average and median advisory fees and net expense ratios of each New Fund's Lipper peer group. The Trustees considered each New Fund's proposed advisory fee in light of the higher administrative, operational and management oversight costs. The Trustees also noted the Adviser's representation that each New Fund's advisory fee was competitive with those of its ETF peers. The Board concluded that the advisory fee to be charged to each New Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for the New Funds and the fees to be paid by the Adviser. The Trustees considered information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the New Funds appeared to be reasonable in comparison with the cost of providing investment advisory services to the New Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each New Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of a New Fund would be enjoyed by the Adviser if the expenses of the New Fund exceed its Expense Cap, but that shareholders of the New Fund would benefit from the lower expense ratio as a results of the New Fund's Expense Cap. The Trustees considered whether the advisory fee rate for each New Fund is reasonable in relation to the projected asset size of the New Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the New Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each New Fund. No single factor was determinative in the Board's analysis.

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VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-AR-5

2012 Annual Report to Shareholders

April 30, 2012

PowerShares Dynamic MagniQuant Portfolio (PIQ)

PowerShares Dynamic Market Portfolio (PWC)

PowerShares Dynamic OTC Portfolio (PWO)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	14

Fees and Expenses	16

Broad Market Portfolios

Schedules of Investments

PowerShares Dynamic MagniQuant Portfolio (PIQ)	17

PowerShares Dynamic Market Portfolio (PWC)	20

PowerShares Dynamic OTC Portfolio (PWO)	22

PowerShares FTSE RAFI US 1000 Portfolio (PRF)	24

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	35

Statements of Assets and Liabilities	51

Statements of Operations	52

Statements of Changes in Net Assets	54

Financial Highlights	56

Notes to Financial Statements	59

Report of Independent Registered Public Accounting Firm	70

Tax Information	71

Trustees and Officers	72

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement	79

The Market Environment

Domestic Equity:

Equity markets were volatile during the fiscal year ended April 30, 2012, but the broad market, as measured by the S&P 500® Index, still managed to post a small gain. While corporate earnings remained strong, investor enthusiasm was tempered by continuing high unemployment, sluggish consumer spending and soft housing data for most of the year. Although markets stabilized and remained generally positive in the spring and early summer, major equity indices sold off precipitously in August as the U.S. government struggled to raise the nation's debt ceiling. This led credit rating agency Standard & Poor's to announce its first-ever ratings downgrade to long-term U.S. government debt. Uncertainty created by the downgrade, combined with continuing concern about the debt crisis in the eurozone, reignited fears of a recession and pressured markets downward into the fall. As signs of muted but sustained economic growth mounted, equity markets moved off their October lows and posted strong gains through the close of the reporting period with the S&P 500® Index returning 12.8% from the end of October 2011 to the end of April 2012.

2

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Manager's Analysis

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

The PowerShares Dynamic MagniQuant Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Top 200 IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index seeks to objectively identify, based on the Index provider's methodology, 200 stocks from among the 2,000 largest U.S. stocks that have the greatest potential for capital appreciation by analyzing unique financial characteristics from five broad financial perspectives: price momentum, earnings momentum, quality, management action, and value.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (1.63)%. On a Net Asset Value ("NAV") basis, the Fund returned (1.55)%. During the same reporting period, the Index returned (0.85)%, while the S&P 500® Equal Weight Index returned 0.89% and the Russell 3000® Index returned 3.40%. The Fund benefited most from exposure to the consumer discretionary and consumer staples sectors. The industrials and materials sectors had the most negative effect on the Fund.

At the single stock level, the Fund benefited most from exposure to Sturm Ruger & Co., Inc. (portfolio average weight of 0.50%), Seagate Technology PLC (portfolio average weight of 0.23%), and Novellus Systems, Inc. (portfolio average weight of 0.41%). The leading detractors to the Fund were Career Education Corp. (portfolio average of 0.42%), Lincoln Educational Services Corp. (no longer held at April 30, 2012) and TeleNav, Inc. (no longer held at April 30, 2012).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Consumer Discretionary	29.7
Information Technology	19.0
Financials	11.1
Health Care	11.1
Industrials	10.4
Consumer Staples	6.1
Energy	5.2
Materials	3.2
Telecommunication Services	2.1
Utilities	2.1
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Value	27.5
Small-Cap Growth	20.8
Large-Cap Value	15.2
Mid-Cap Value	14.8
Large-Cap Growth	10.9
Mid-Cap Growth	10.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
AOL, Inc.	0.7
LeapFrog Enterprises, Inc.	0.7
Sturm Ruger & Co., Inc.	0.7
Expedia, Inc.	0.7
Aeropostale, Inc.	0.6
Gap, Inc. (The)	0.6
O'Reilly Automotive, Inc.	0.6
Domino's Pizza, Inc.	0.6
Terra Nitrogen Co. LP	0.6
Arctic Cat, Inc.	0.6
Total	6.4

4

Manager's Analysis (Continued)

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Top 200 IntellidexSM Index	(0.85)%	17.86%	0.24%	2.13%	12.39%
S&P 500® Equal Weight Index	0.89%	22.92%	2.58%	4.88%	30.51%
Russell 3000® Index	3.40%	19.92%	1.25%	3.32%	20.03%
Fund
NAV Return	(1.55)%	16.93%	(0.51)%	1.38%	7.88%
Share Price Return	(1.63)%	16.94%	(0.52)%	1.39%	7.97%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.08%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Equal Weight Index and Russell 3000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,936 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

5

Manager's Analysis

PowerShares Dynamic Market Portfolio (ticker: PWC)

The PowerShares Dynamic Market Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Market IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index selection methodology identifies and selects companies from the U.S. marketplace with superior risk-return profiles.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (2.14)%. On a Net Asset Value ("NAV") basis, the Fund returned (2.12)%. During the same reporting period, the Index returned (1.48)%, while the S&P 500® Index returned 4.73% and the Russell 3000® Index returned 3.40%. The Fund benefited most from positive performance of securities of companies in the consumer staples, energy, and health care sectors. The Fund was hurt most by exposure to the industrials, information technology, and materials sectors.

At the single stock level, the Fund benefited most from exposure to Alliance Data Systems Corp. (portfolio average weight of 1.30%), MasterCard, Inc. (portfolio average weight of 1.79%), Visa, Inc. (portfolio average weight of 1.15%), and Marathon Oil Corp. (no longer held at April 30, 2012). The leading detractors to the Fund were Wynn Resorts Ltd., Atmel Corp. and Southwest Airlines Co. (these stocks were no longer held at April 30, 2012).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Information Technology	20.1
Consumer Discretionary	13.0
Financials	12.5
Energy	12.1
Industrials	11.6
Health Care	10.7
Consumer Staples	10.0
Materials	4.3
Utilities	3.3
Telecommunication Services	2.4
Liabilities in excess of other assets	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	28.6
Large-Cap Value	23.4
Mid-Cap Growth	16.3
Mid-Cap Value	13.2
Small-Cap Value	11.0
Small-Cap Growth	7.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Exxon Mobil Corp.	4.3
Marathon Petroleum Corp.	4.3
Altria Group, Inc.	3.6
CVS Caremark Corp.	3.4
Apple, Inc.	3.0
CF Industries Holdings, Inc.	3.0
Delta Air Lines, Inc.	3.0
MasterCard, Inc., Class A	3.0
Alliance Data Systems Corp.	2.9
Visa, Inc., Class A	2.8
Total	33.3

6

Manager's Analysis (Continued)

PowerShares Dynamic Market Portfolio (ticker: PWC)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Market IntellidexSM Index	(1.48)%	16.30%	(0.89)%	7.91%	98.46%
S&P 500® Index	4.73%	19.45%	1.00%	6.92%	82.63%
Russell 3000® Index	3.40%	19.92%	1.25%	7.55%	92.48%
Fund
NAV Return	(2.12)%	15.50%	(1.48)%	7.27%	88.06%
Share Price Return	(2.14)%	15.49%	(1.48)%	7.26%	87.92%

Fund Inception: May 1, 2003

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.64%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 3000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,936 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

7

Manager's Analysis

PowerShares Dynamic OTC Portfolio (ticker: PWO)

The PowerShares Dynamic OTC Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic OTC IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index selection methodology identifies and selects companies from the U.S. NASDAQ marketplace with superior risk-return profiles.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (4.48)%. On a Net Asset Value ("NAV") basis, the Fund returned (4.46)%. During the same reporting period, the Index returned (3.93)%, while the NASDAQ Composite Index returned 6.01% and the NASDAQ-100® Index returned 14.47%. The Fund benefited from positive performance of securities of companies in the consumer staples and financials sectors. The Fund was hurt most by exposure to the information technology and industrials sectors.

At the single stock level, the Fund benefited most from exposure to Monster Beverage Corp. (portfolio average weight of 1.44%), Seagate Technology PLC (portfolio average weight of 1.44%) and Apple, Inc. (portfolio average weight of 2.49%). The leading detractors to the Fund were Atmel Corp., Micron Technology, Inc. and BMC Software, Inc. (these stocks were no longer held at April 30, 2012).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Information Technology	55.1
Consumer Discretionary	17.3
Health Care	12.2
Financials	6.1
Industrials	4.1
Consumer Staples	2.6
Energy	1.1
Telecommunication Services	0.9
Materials	0.6
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	29.0
Mid-Cap Growth	28.5
Small-Cap Growth	20.0
Small-Cap Value	10.4
Large-Cap Value	9.8
Mid-Cap Value	2.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Seagate Technology PLC	3.5
Apple, Inc.	3.5
KLA-Tencor Corp.	3.5
Dollar Tree, Inc.	3.4
Intel Corp.	3.4
Activision Blizzard, Inc.	3.4
F5 Networks, Inc.	3.3
DISH Network Corp., Class A	3.3
Microsoft Corp.	3.2
Cisco Systems, Inc.	3.2
Total	33.7

8

Manager's Analysis (Continued)

PowerShares Dynamic OTC Portfolio (ticker: PWO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic OTC IntellidexSM Index	(3.93)%	16.99%	(0.67)%	7.46%	91.04%
NASDAQ Composite Index	6.01%	21.05%	3.82%	8.48%	108.04%
NASDAQ-100® Index	14.47%	26.03%	8.61%	11.15%	158.86%
Fund
NAV Return	(4.46)%	16.23%	(1.27)%	6.81%	80.89%
Share Price Return	(4.48)%	16.22%	(1.29)%	6.79%	80.60%

Fund Inception: May 1, 2003

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.91%.The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and NASDAQ-100® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 2,529 and 100 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

9

Manager's Analysis

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

The PowerShares FTSE RAFI US 1000 Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI US 1000 Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to track the performance of the largest U.S. equities, selected by the Index provider based on the following four fundamental measures: book value, income, sales and dividends.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 0.41%. On a Net Asset Value ("NAV") basis, the Fund returned 0.41%. During the same reporting period, the Index returned 0.79%, while the S&P 500® Index returned 4.73% and the Russell 1000® Index returned 4.11%. The Fund benefited most from positive performance of securities of companies in the consumer staples, consumer discretionary, and information technology sectors. The Fund was hurt most by exposure to the financials and energy sectors.

At the single stock level, the Fund benefited most from exposure to Apple, Inc. (portfolio average weight of 0.69%) and Microsoft Corp. (portfolio average weight of 1.15%). The leading detractors to the Fund were Bank of America Corp. (portfolio average weight of 1.55%) and Citigroup, Inc. (portfolio average weight of 1.38%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Financials	21.9
Energy	11.5
Industrials	11.3
Information Technology	10.7
Consumer Discretionary	10.6
Consumer Staples	10.2
Health Care	10.2
Utilities	5.4
Telecommunication Services	4.4
Materials	3.8
Money Market Fund	1.3
Liabilities in excess of other assets	(1.3)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	43.1
Large-Cap Growth	30.4
Mid-Cap Value	11.3
Mid-Cap Growth	9.6
Small-Cap Value	3.4
Small-Cap Growth	2.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Exxon Mobil Corp.	3.1
Bank of America Corp.	2.4
AT&T, Inc.	2.2
General Electric Co.	2.2
JPMorgan Chase & Co.	1.9
Chevron Corp.	1.8
Citigroup, Inc.	1.7
Pfizer, Inc.	1.6
Verizon Communications, Inc.	1.5
Wal-Mart Stores, Inc.	1.5
Total	19.9

10

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
FTSE RAFI US 1000 Index	0.79%	22.34%	1.83%	5.16%	37.76%
S&P 500® Index	4.73%	19.45%	1.00%	3.96%	27.92%
Russell 1000® Index	4.11%	19.88%	1.23%	4.16%	29.46%
Fund
NAV Return	0.41%	21.90%	1.44%	4.68%	33.74%
Share Price Return	0.41%	21.89%	1.42%	4.72%	34.06%

Fund Inception: December 19, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.44%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 1000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 979 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

11

Manager's Analysis

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI US 1500 Small-Mid Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to track the performance of stocks of small and medium-sized U.S. companies selected by the Index provider based on the following four fundamental measures of firm size: book value, income cash flow and dividends.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (4.56)%. On a Net Asset Value ("NAV") basis, the Fund returned (4.60)%. During the same reporting period, the Index returned (4.44)%, while the S&P Small Cap 600® Index returned 1.07% and the Russell 2000® Index returned (4.25)%. The Fund benefited from positive performance of securities of companies in the financials, consumer staples and utilities sectors. The Fund was hurt most by exposure to the energy, information technology, and materials sectors.

At the single stock level, the Fund benefited most from exposure to Genesco, Inc. (portfolio average weight of 0.23%) and Wellcare Health Plans, Inc. (no longer held at April 30, 2012). The leading detractors to the Fund were Patriot Coal Corp. (portfolio average weight of 0.10%), Ferro Corp. (portfolio average weight of 0.11%), and Central European Media Enterprises Ltd. (portfolio average weight of 0.11%).

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Financials	21.6
Consumer Discretionary	17.7
Industrials	17.3
Information Technology	16.9
Health Care	8.4
Materials	5.9
Energy	5.7
Consumer Staples	3.5
Utilities	1.6
Telecommunication Services	1.4
Money Market Fund	6.5
Liabilities in excess of other assets	(6.5)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Growth	44.3
Small-Cap Value	42.2
Mid-Cap Growth	9.4
Mid-Cap Value	3.2
Large-Cap Growth	0.7
Large-Cap Value	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Liz Claiborne, Inc.	0.3
US Airways Group, Inc.	0.2
Howard Hughes Corp. (The)	0.2
Ryland Group, Inc. (The)	0.2
Skechers U.S.A., Inc., Class A	0.2
Douglas Emmett, Inc. REIT	0.2
Cooper Cos., Inc. (The)	0.2
Geo Group, Inc. (The)	0.2
LaSalle Hotel Properties REIT	0.2
Sunstone Hotel Investors, Inc. REIT	0.2
Total	2.1

12

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
FTSE RAFI US 1500 Small-Mid Index	(4.44)%	25.23%	4.25%	6.27%	40.64%
S&P Small Cap 600® Index	1.07%	21.95%	2.90%	5.00%	31.29%
Russell 2000® Index	(4.25)%	20.34%	1.45%	3.54%	21.46%
Fund
NAV Return	(4.60)%	25.10%	4.09%	5.99%	38.58%
Share Price Return	(4.56)%	25.18%	4.11%	5.99%	38.61%

Fund Inception: September 20, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.46%. The Financial Highlights section of this Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap 600® Index and Russell 2000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 600 and 1,957 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

13

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PIQ	PowerShares Dynamic MagniQuant Portfolio	10/12/06	1,398	467	22	1	1	—	—
PWC	PowerShares Dynamic Market Portfolio	05/01/03	2,154	908	72	12	2	—	—
PWO	PowerShares Dynamic OTC Portfolio	05/01/03	2,154	905	39	16	1	1	—
PRF	PowerShares FTSE RAFI US 1000 Portfolio	12/19/05	1,594	846	17	5	—	—	2
PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	09/20/06	1,414	643	26	4	—	2	2

14

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIQ	889	14	3	—	—	1
PWC	1,142	13	4	—	—	1
PWO	1,168	19	4	—	—	1
PRF	688	25	9	2	—	—
PRFZ	695	37	4	—	—	1

15

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic MagniQuant Portfolio (PIQ) Actual	$1,000.00	$1,114.45	0.65%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Market Portfolio (PWC) Actual	$1,000.00	$1,133.71	0.60%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02
PowerShares Dynamic OTC Portfolio (PWO) Actual	$1,000.00	$1,107.64	0.60%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02
PowerShares FTSE RAFI US 1000 Portfolio (PRF) Actual	$1,000.00	$1,110.74	0.39%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) Actual	$1,000.00	$1,111.26	0.39%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182/366. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

16

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio (PIQ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—29.7%
1,095	Advance Auto Parts, Inc.	$100,521
5,308	Aeropostale, Inc.(a)	117,731
5,550	AFC Enterprises, Inc.(a)	94,794
1,775	Apollo Group, Inc., Class A(a)	62,516
2,546	Arctic Cat, Inc.(a)	112,635
257	AutoZone, Inc.(a)	101,813
1,534	Bed Bath & Beyond, Inc.(a)	107,978
3,704	Best Buy Co., Inc.	81,747
2,123	Big Lots, Inc.(a)	77,787
2,484	Bob Evans Farms, Inc.	94,988
3,476	Bridgepoint Education, Inc.(a)	74,943
3,483	Brinker International, Inc.	109,610
1,081	Buffalo Wild Wings, Inc.(a)	90,642
2,233	Capella Education Co.(a)	73,041
7,760	Career Education Corp.(a)	55,329
3,344	Cato Corp. (The), Class A	93,064
3,112	CBS Corp., Class B	103,785
239	Chipotle Mexican Grill, Inc.(a)	98,982
1,230	Coach, Inc.	89,987
1,539	Coinstar, Inc.(a)	96,634
2,182	Core-Mark Holding Co., Inc.	84,225
22,253	Denny's Corp.(a)	92,127
1,573	Dillard's, Inc., Class A	101,553
2,222	Dollar General Corp.(a)	105,456
1,054	Dollar Tree, Inc.(a)	107,150
3,013	Domino's Pizza, Inc.	113,922
2,808	Expedia, Inc.	119,705
3,246	Foot Locker, Inc.	99,295
6,594	Fred's, Inc., Class A	94,426
4,073	GameStop Corp., Class A	92,702
4,102	Gap, Inc. (The)	116,907
1,927	Garmin Ltd. (Switzerland)	90,820
1,399	Genesco, Inc.(a)	104,925
1,807	Group 1 Automotive, Inc.	104,589
7,753	hhgregg, Inc.(a)	81,096
1,247	ITT Educational Services, Inc.(a)	82,327
6,402	La-Z-Boy, Inc.(a)	96,478
12,966	LeapFrog Enterprises, Inc.(a)	121,102
2,498	Macy's, Inc.	102,468
923	McDonald's Corp.	89,946
2,011	McGraw-Hill Cos., Inc. (The)	98,881
26,756	Orbitz Worldwide, Inc.(a)	97,659
1,081	O'Reilly Automotive, Inc.(a)	114,002
2,511	Papa John's International, Inc.(a)	101,143
1,690	PetSmart, Inc.	98,459
5,631	Pier 1 Imports, Inc.	96,741
12,893	RadioShack Corp.	66,786
1,754	Ross Stores, Inc.	108,029
3,970	Sally Beauty Holdings, Inc.(a)	105,602
2,979	Scholastic Corp.	91,008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,636	Standard Motor Products, Inc.	$54,795
2,121	Sturm Ruger & Co., Inc.	121,045
1,195	Tempur-Pedic International, Inc.(a)	70,314
2,876	Thor Industries, Inc.	97,295
2,574	TJX Cos., Inc. (The)	107,362
1,098	Tractor Supply Co.	108,054
2,103	Wyndham Worldwide Corp.	105,865
		5,482,786
	Consumer Staples—6.1%
2,367	Cal-Maine Foods, Inc.	85,283
1,781	Casey's General Stores, Inc.	100,359
1,393	Herbalife Ltd. (Cayman Islands)	97,956
5,367	Inter Parfums, Inc.	84,530
3,933	Kroger Co. (The)	91,521
712	Lorillard, Inc.	96,326
1,642	Monster Beverage Corp.(a)	106,664
1,719	Nu Skin Enterprises, Inc., Class A	91,623
1,115	Philip Morris International, Inc.	99,804
13,921	SUPERVALU, Inc.	82,691
3,429	Susser Holdings Corp.(a)	91,520
2,161	Weis Markets, Inc.	96,381
		1,124,658
	Energy—5.2%
849	Chevron Corp.	90,469
1,599	ConocoPhillips(a)(b)	87,865
3,408	El Paso Corp.	101,115
1,060	Exxon Mobil Corp.	91,520
2,160	Marathon Petroleum Corp.	89,878
1,430	Murphy Oil Corp.	78,607
1,517	ONEOK Partners LP	84,588
2,591	Petroleum Development Corp.(a)	89,105
1,126	Plains All American Pipeline LP	92,253
2,637	Stone Energy Corp.(a)	73,968
1,507	Williams Partners LP	86,562
		965,930
	Financials—11.1%
3,633	1st Source Corp.	82,433
1,266	ACE Ltd.	96,178
1,974	Aflac, Inc.	88,909
3,956	AMERISAFE, Inc.(a)	105,704
3,355	AmTrust Financial Services, Inc.	91,390
2,155	Assurant, Inc.	86,933
1,349	Chubb Corp. (The)	98,571
5,260	Fidelity National Financial, Inc., Class A	101,360
6,051	First American Financial Corp.	101,354
2,272	Hanover Insurance Group, Inc. (The)	91,698
2,799	MarketAxess Holdings, Inc.	96,034
2,452	MetLife, Inc.	88,346
5,976	Ocwen Financial Corp.(a)	89,102

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio (PIQ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,668	Old Republic International Corp.	$86,247
7,165	Oritani Financial Corp.	106,185
3,324	Principal Financial Group, Inc.	91,975
1,038	ProAssurance Corp.	91,437
3,284	Protective Life Corp.	96,090
1,515	Prudential Financial, Inc.	91,718
3,470	Simmons First National Corp., Class A	84,460
1,172	Virtus Investment Partners, Inc.(a)	98,917
2,554	W.R. Berkley Corp.	96,184
		2,061,225
	Health Care—11.1%
1,974	Aetna, Inc.	86,935
2,456	AmerisourceBergen Corp.	91,388
2,840	Bristol-Myers Squibb Co.	94,771
1,236	Celgene Corp.(a)	90,129
1,893	Centene Corp.(a)	74,944
2,053	Cigna Corp.	94,910
3,089	CONMED Corp.	88,315
2,867	Forest Laboratories, Inc.(a)	99,858
2,406	Health Net, Inc.(a)	85,678
2,348	Hi-Tech Pharmacal Co., Inc.(a)	76,521
1,040	Humana, Inc.	83,907
181	Intuitive Surgical, Inc.(a)	104,654
1,897	Magellan Health Services, Inc.(a)	83,999
1,129	McKesson Corp.	103,202
4,200	Medicines Co. (The)(a)	92,778
14,353	PDL BioPharma, Inc.	90,280
3,398	PerkinElmer, Inc.	93,785
7,496	PharMerica Corp.(a)	88,978
2,380	Questcor Pharmaceuticals, Inc.(a)	106,862
3,825	Triple-S Management Corp., Class B(a)	80,554
7,852	Universal American Corp.	72,081
1,302	WellCare Health Plans, Inc.(a)	79,656
1,400	WellPoint, Inc.	94,948
		2,059,133
	Industrials—10.4%
1,176	Advisory Board Co. (The)(a)	107,204
2,728	Alaska Air Group, Inc.(a)	92,206
1,913	Allegiant Travel Co.(a)	112,408
5,009	Arkansas Best Corp.	76,838
2,852	Brady Corp., Class A	88,498
9,714	Delta Air Lines, Inc.(a)	106,465
1,214	Dollar Thrifty Automotive Group, Inc.(a)	98,164
3,130	Encore Wire Corp.	79,784
3,431	Generac Holdings, Inc.(a)	82,618
735	Goodrich Corp.	92,213
2,386	Huron Consulting Group, Inc.(a)	84,083
1,317	L-3 Communications Holdings, Inc.	96,852
1,034	Lockheed Martin Corp.	93,618
1,978	Mueller Industries, Inc.	90,414

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
941	National Presto Industries, Inc.	$69,371
5,594	Primoris Services Corp.	80,666
3,348	Textron, Inc.	89,191
1,420	Triumph Group, Inc.	89,204
2,204	Verisk Analytics, Inc., Class A(a)	107,886
4,617	Viad Corp.	83,475
447	W.W. Grainger, Inc.	92,896
		1,914,054
	Information Technology—19.0%
760	Alliance Data Systems Corp.(a)	97,652
5,078	AOL, Inc.(a)	127,153
177	Apple, Inc.(a)	103,410
2,552	Avnet, Inc.(a)	92,076
15,825	Brocade Communications Systems, Inc.(a)	87,670
4,597	Cisco Systems, Inc.	92,630
2,821	Comtech Telecommunications Corp.	87,225
5,311	Dell, Inc.(a)	86,941
5,115	Digital River, Inc.(a)	96,213
2,284	Fair Isaac Corp.	97,984
12,911	Flextronics International Ltd. (Singapore)(a)	85,987
3,209	Heartland Payment Systems, Inc.	97,778
2,049	IAC/InterActiveCorp.	98,659
4,229	Insight Enterprises, Inc.(a)	85,891
468	International Business Machines Corp.	96,913
3,559	Jabil Circuit, Inc.	83,459
1,939	KLA-Tencor Corp.	101,119
8,236	Kulicke & Soffa Industries, Inc.(a)	107,892
2,485	Lexmark International, Inc., Class A	74,799
2,099	Liquidity Services, Inc.(a)	111,940
1,988	Manhattan Associates, Inc.(a)	99,698
223	MasterCard, Inc., Class A	100,856
2,046	Novellus Systems, Inc.(a)	95,651
2,446	Plantronics, Inc.	93,731
2,523	Plexus Corp.(a)	81,670
33,663	Quantum Corp.(a)	80,118
645	Salesforce.com, Inc.(a)	100,446
3,368	Seagate Technology PLC (Ireland)	103,600
3,543	Stamps.com, Inc.(a)	102,853
2,254	SYNNEX Corp.(a)	85,855
1,617	Tech Data Corp.(a)	86,978
5,028	TNS, Inc.(a)	102,571
4,216	Total System Services, Inc.	99,160
4,880	Unisys Corp.(a)	91,061
17,467	United Online, Inc.	82,794
788	Visa, Inc., Class A	96,908
2,327	Western Digital Corp.(a)	90,311
		3,507,652
	Materials—3.2%
503	CF Industries Holdings, Inc.	97,109
979	Domtar Corp.	85,643

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio (PIQ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,807	Myers Industries, Inc.	$112,520
5,893	P.H. Glatfelter Co.	91,813
1,321	Schweitzer-Mauduit International, Inc.	89,590
421	Terra Nitrogen Co. LP	112,828
		589,503
	Telecommunication Services—2.1%
8,556	General Communication, Inc., Class A(a)	65,026
7,906	Neutral Tandem, Inc.(a)	91,868
3,391	Telephone & Data Systems, Inc.	82,367
2,044	United States Cellular Corp.(a)	80,166
37,328	Vonage Holdings Corp.(a)	76,149
		395,576
	Utilities—2.1%
4,924	CenterPoint Energy, Inc.	99,514
1,573	Consolidated Edison, Inc.	93,515
1,688	DTE Energy Co.	95,169
1,949	Pinnacle West Capital Corp.	94,234
		382,432
	Total Common Stocks and Other Equity Interests (Cost $17,126,593)	18,482,949
	Money Market Fund—0.0%
4,677	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $4,677)	4,677
	Total Investments (Cost $17,131,270)—100.0%	18,487,626
	Liabilities in excess of other assets—(0.0)%	(3,739)
	Net Assets—100.0%	$18,483,887

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  When-issued security.

See Notes to Financial Statements.

19

Schedule of Investments

PowerShares Dynamic Market Portfolio (PWC)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.0%
5,654	Advance Auto Parts, Inc.	$519,037
28,672	AFC Enterprises, Inc.(a)	489,718
13,154	Arctic Cat, Inc.(a)	581,933
24,450	Bravo Brio Restaurant Group, Inc.(a)	493,890
19,795	Brunswick Corp.	520,411
96,867	DISH Network Corp., Class A	3,096,838
58,059	Garmin Ltd. (Switzerland)	2,736,321
6,444	ITT Educational Services, Inc.(a)	425,433
30,307	Knology, Inc.(a)	589,471
60,608	McGraw-Hill Cos., Inc. (The)	2,980,095
18,784	Standard Motor Products, Inc.	283,075
6,173	Tempur-Pedic International, Inc.(a)	363,219
77,558	TJX Cos., Inc. (The)	3,234,944
8,929	Visteon Corp.(a)	447,968
		16,762,353
	Consumer Staples—10.0%
144,851	Altria Group, Inc.	4,665,651
15,868	Cal-Maine Foods, Inc.	571,724
23,121	ConAgra Foods, Inc.	596,984
98,572	CVS Caremark Corp.	4,398,283
9,339	Herbalife Ltd. (Cayman Islands)	656,718
26,363	Kroger Co. (The)	613,467
11,007	Monster Beverage Corp.(a)	715,015
22,984	Susser Holdings Corp.(a)	613,443
		12,831,285
	Energy—12.1%
55,246	C&J Energy Services, Inc.(a)	1,041,387
9,457	Core Laboratories NV (Netherlands)	1,295,420
40,599	CVR Energy, Inc.(a)	1,232,586
64,557	Exxon Mobil Corp.	5,573,851
131,554	Marathon Petroleum Corp.	5,473,962
43,618	Tesoro Corp.(a)	1,014,118
		15,631,324
	Financials—12.5%
29,721	American Tower Corp. REIT	1,949,103
14,810	AmTrust Financial Services, Inc.	403,424
9,513	Assurant, Inc.	383,754
13,908	Bank of the Ozarks, Inc.	429,757
4,141	Credit Acceptance Corp.(a)	389,378
63,162	Discover Financial Services	2,141,192
23,217	Fidelity National Financial, Inc., Class A	447,392
23,661	Horace Mann Educators Corp.	415,251
13,645	IntercontinentalExchange, Inc.(a)	1,815,331
76,030	Lincoln National Corp.	1,883,263
31,626	Oritani Financial Corp.	468,697
68,468	Principal Financial Group, Inc.	1,894,510
4,581	ProAssurance Corp.	403,540
14,495	Protective Life Corp.	424,124

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
31,214	Prudential Financial, Inc.	$1,889,696
15,315	Simmons First National Corp., Class A	372,767
5,172	Virtus Investment Partners, Inc.(a)	436,517
		16,147,696
	Health Care—10.7%
13,927	AmSurg Corp.(a)	400,541
31,600	Celgene Corp.(a)	2,304,272
7,542	Centene Corp.(a)	298,588
5,911	Chemed Corp.	356,670
12,306	CONMED Corp.	351,829
73,287	Forest Laboratories, Inc.(a)	2,552,586
9,356	Hi-Tech Pharmacal Co., Inc.(a)	304,912
26,589	Humana, Inc.	2,145,200
4,615	Intuitive Surgical, Inc.(a)	2,668,393
7,557	Magellan Health Services, Inc.(a)	334,624
23,475	Momenta Pharmaceuticals, Inc.(a)	372,783
14,961	Pharmacyclics, Inc.(a)	412,325
9,481	Questcor Pharmaceuticals, Inc.(a)	425,697
15,239	Triple-S Management Corp., Class B(a)	320,933
22,584	Warner Chilcott PLC, Class A (Ireland)(a)	491,202
		13,740,555
	Industrials—11.6%
15,756	Alaska Air Group, Inc.(a)	532,553
11,046	Allegiant Travel Co.(a)	649,063
349,052	Delta Air Lines, Inc.(a)	3,825,610
7,013	Dollar Thrifty Automotive Group, Inc.(a)	567,071
22,876	ITT Corp.	513,795
7,833	Kirby Corp.(a)	519,876
47,332	L-3 Communications Holdings, Inc.	3,480,795
5,434	National Presto Industries, Inc.	400,595
120,306	Textron, Inc.	3,204,952
76,482	US Airways Group, Inc.(a)	784,705
26,664	Viad Corp.	482,085
		14,961,100
	Information Technology—20.1%
28,678	Alliance Data Systems Corp.(a)	3,684,836
6,691	Apple, Inc.(a)	3,909,150
18,772	Avnet, Inc.(a)	677,294
200,526	Dell, Inc.(a)	3,282,611
23,601	Heartland Payment Systems, Inc.	719,122
15,067	IAC/InterActiveCorp.	725,476
31,104	Insight Enterprises, Inc.(a)	631,722
60,576	Kulicke & Soffa Industries, Inc.(a)	793,546
18,278	Lexmark International, Inc., Class A	550,168
14,621	Manhattan Associates, Inc.(a)	733,243
8,409	MasterCard, Inc., Class A	3,803,138
15,051	Novellus Systems, Inc.(a)	703,634
16,578	SYNNEX Corp.(a)	631,456
11,891	Tech Data Corp.(a)	639,617

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Dynamic Market Portfolio (PWC)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
35,892	Unisys Corp.(a)	$669,745
29,736	Visa, Inc., Class A	3,656,933
		25,811,691
	Materials—4.3%
20,193	CF Industries Holdings, Inc.	3,898,461
5,607	Domtar Corp.	490,500
39,913	Metals USA Holdings Corp.(a)	601,888
7,571	Schweitzer-Mauduit International, Inc.	513,465
		5,504,314
	Telecommunication Services—2.4%
34,778	AT&T, Inc.	1,144,544
11,044	Telephone & Data Systems, Inc.	268,259
6,655	United States Cellular Corp.(a)	261,009
27,665	Verizon Communications, Inc.	1,117,113
121,563	Vonage Holdings Corp.(a)	247,988
		3,038,913
	Utilities—3.3%
139,748	Duke Energy Corp.	2,994,800
19,136	El Paso Electric Co.	586,327
13,933	SCANA Corp.	642,590
		4,223,717
	Total Investments (Cost $120,344,204)—100.0%	128,652,948
	Liabilities in excess of other assets—(0.0)%	(9,349)
	Net Assets—100.0%	$128,643,599

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

21

Schedule of Investments

PowerShares Dynamic OTC Portfolio (PWO)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—17.3%
10,794	AFC Enterprises, Inc.(a)	$184,361
3,976	AMC Networks, Inc., Class A(a)	168,980
16,113	Apollo Group, Inc., Class A(a)	567,500
4,952	Arctic Cat, Inc.(a)	219,076
9,204	Bravo Brio Restaurant Group, Inc.(a)	185,921
2,992	Coinstar, Inc.(a)	187,868
29,174	DISH Network Corp., Class A	932,693
9,566	Dollar Tree, Inc.(a)	972,480
17,484	Garmin Ltd. (Switzerland)	824,021
11,410	Knology, Inc.(a)	221,924
4,882	Papa John's International, Inc.(a)	196,647
12,080	Shuffle Master, Inc.(a)	213,454
		4,874,925
	Consumer Staples—2.6%
8,324	Monster Beverage Corp.(a)	540,727
7,450	Susser Holdings Corp.(a)	198,840
		739,567
	Energy—1.1%
5,210	Alliance Holdings GP LP	233,147
1,216	Clayton Williams Energy, Inc.(a)	89,425
		322,572
	Financials—6.1%
4,064	American National Insurance Co.	285,293
1,856	AmTrust Financial Services, Inc.	50,557
1,778	Bank of the Ozarks, Inc.	54,940
2,407	Columbia Banking System, Inc.	49,319
3,027	Credit Acceptance Corp.(a)	284,629
2,692	International Bancshares Corp.	53,113
3,964	Oritani Financial Corp.	58,747
1,903	Republic Bancorp, Inc., Class A	44,778
2,423	S&T Bancorp, Inc.	45,359
1,965	Simmons First National Corp., Class A	47,828
4,908	SVB Financial Group(a)	314,554
1,595	Texas Capital Bancshares, Inc.(a)	60,147
635	Virtus Investment Partners, Inc.(a)	53,594
15,726	Zions Bancorp.	320,653
		1,723,511
	Health Care—12.2%
3,973	AmSurg Corp.(a)	114,263
7,376	Celgene Corp.(a)	537,858
7,488	Cerner Corp.(a)	607,202
3,552	CONMED Corp.	101,552
4,763	HealthStream, Inc.(a)	109,168
2,670	Hi-Tech Pharmacal Co., Inc.(a)	87,015
1,080	Intuitive Surgical, Inc.(a)	624,456
2,156	Magellan Health Services, Inc.(a)	95,468
6,698	Momenta Pharmaceuticals, Inc.(a)	106,364
4,268	Pharmacyclics, Inc.(a)	117,626

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,705	Questcor Pharmaceuticals, Inc.(a)	$121,454
3,317	ViroPharma, Inc.(a)	72,145
33,832	Warner Chilcott PLC, Class A (Ireland)(a)	735,846
		3,430,417
	Industrials—4.1%
1,484	Allegiant Travel Co.(a)	87,200
3,877	AMERCO	389,406
5,328	Avis Budget Group, Inc.(a)	70,117
8,904	BE Aerospace, Inc.(a)	418,755
4,277	Primoris Services Corp.	61,674
3,868	RPX Corp.(a)	66,839
4,140	Sykes Enterprises, Inc.(a)	65,619
		1,159,610
	Information Technology—55.1%
73,708	Activision Blizzard, Inc.	948,622
1,709	Apple, Inc.(a)	998,466
6,380	Aspen Technology, Inc.(a)	126,196
4,714	Black Box Corp.	106,584
23,088	Brocade Communications Systems, Inc.(a)	127,907
11,435	Cadence Design Systems, Inc.(a)	133,446
4,795	Cardtronics, Inc.(a)	126,396
3,507	Cass Information Systems, Inc.	143,612
5,904	Cirrus Logic, Inc.(a)	161,651
44,336	Cisco Systems, Inc.	893,370
3,168	Cognex Corp.	127,512
2,610	CommVault Systems, Inc.(a)	135,903
4,116	Comtech Telecommunications Corp.	127,267
51,234	Dell, Inc.(a)	838,701
12,900	Deltek, Inc.(a)	134,676
6,948	Euronet Worldwide, Inc.(a)	150,285
7,005	F5 Networks, Inc.(a)	938,180
3,045	FEI Co.(a)	152,768
124,544	Flextronics International Ltd. (Singapore)(a)	829,463
14,975	GT Advanced Technologies, Inc.(a)	97,487
12,124	Hollysys Automation Technologies Ltd. (British Virgin Islands)(a)	120,391
2,989	IAC/InterActiveCorp.	143,920
11,268	InfoSpace, Inc.(a)	125,413
6,172	Insight Enterprises, Inc.(a)	125,353
33,445	Intel Corp.	949,838
15,380	Intuit, Inc.	891,579
18,700	KLA-Tencor Corp.	975,205
12,016	Kulicke & Soffa Industries, Inc.(a)	157,410
3,064	Liquidity Services, Inc.(a)	163,403
2,900	Manhattan Associates, Inc.(a)	145,435
28,364	Microsoft Corp.	908,215
5,112	Multi-Fineline Electronix, Inc.(a)	135,417
3,425	NETGEAR, Inc.(a)	131,862
7,668	Newport Corp.(a)	130,893
2,989	Novellus Systems, Inc.(a)	139,736

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Dynamic OTC Portfolio (PWO)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,523	OSI Systems, Inc.(a)	$168,688
3,680	Plexus Corp.(a)	119,122
7,760	QLogic Corp.(a)	133,860
11,116	Sanmina-SCI Corp.(a)	98,932
32,484	Seagate Technology PLC (Ireland)	999,208
5,167	Stamps.com, Inc.(a)	149,998
3,498	Synaptics, Inc.(a)	107,424
29,096	Synopsys, Inc.(a)	873,171
2,359	Tech Data Corp.(a)	126,891
11,637	TiVo, Inc.(a)	125,563
25,486	United Online, Inc.	120,804
		15,566,223
	Materials—0.6%
1,760	Innospec, Inc.(a)	53,205
8,376	Steel Dynamics, Inc.	106,961
		160,166
	Telecommunication Services—0.9%
3,453	Consolidated Communications Holdings, Inc.	66,815
3,351	SBA Communications Corp., Class A(a)	180,083
		246,898
	Total Common Stocks and Other Equity Interests (Cost $25,643,613)	28,223,889
	Money Market Fund—0.3%
77,844	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $77,844)	77,844
	Total Investments (Cost $25,721,457)—100.3%	28,301,733
	Liabilities in excess of other assets—(0.3)%	(78,200)
	Net Assets—100.0%	$28,223,533

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

23

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.6%
9,210	Abercrombie & Fitch Co., Class A	$462,066
4,460	Advance Auto Parts, Inc.	409,428
11,782	Aeropostale, Inc.(a)	261,325
7,142	Amazon.com, Inc.(a)	1,656,230
27,865	American Eagle Outfitters, Inc.	501,849
7,741	ANN, Inc.(a)	214,348
12,513	Apollo Group, Inc., Class A(a)	440,708
7,527	Asbury Automotive Group, Inc.(a)	210,154
10,046	Ascena Retail Group, Inc.(a)	205,742
9,571	Autoliv, Inc.	600,485
21,157	AutoNation, Inc.(a)(b)	731,609
1,315	AutoZone, Inc.(a)	520,950
20,051	Barnes & Noble, Inc.(a)(b)	416,058
15,046	Bed Bath & Beyond, Inc.(a)	1,059,088
108,457	Best Buy Co., Inc.	2,393,646
8,429	Big Lots, Inc.(a)	308,839
5,307	BorgWarner, Inc.(a)	419,465
23,543	Boyd Gaming Corp.(a)	181,046
10,863	Brinker International, Inc.	341,859
9,540	Brunswick Corp.	250,807
5,043	Cabela's, Inc.(a)	190,676
42,392	Cablevision Systems Corp., Class A	628,249
25,699	Career Education Corp.(a)	183,234
19,958	CarMax, Inc.(a)	616,103
35,538	Carnival Corp.	1,154,630
3,503	Carter's, Inc.(a)	190,213
63,307	CBS Corp., Class B	2,111,288
17,553	Charter Communications, Inc., Class A(a)	1,061,430
441	Chipotle Mexican Grill, Inc.(a)	182,640
12,355	Cinemark Holdings, Inc.	283,671
5,837	Coach, Inc.	427,035
14,959	Collective Brands, Inc.(a)	310,698
174,742	Comcast Corp., Class A	5,299,925
51,272	Comcast Corp. Special, Class A	1,529,444
12,726	Cooper Tire & Rubber Co.	190,254
5,507	Core-Mark Holding Co., Inc.	212,570
47,985	D.R. Horton, Inc.	784,555
30,025	Dana Holding Corp.	438,965
13,034	Darden Restaurants, Inc.	652,743
125,655	Dex One Corp.(a)(b)	121,634
6,441	Dick's Sporting Goods, Inc.	325,915
5,023	Dillard's, Inc., Class A	324,285
46,993	DIRECTV, Class A(a)	2,315,345
6,088	Discovery Communications, Inc., Class A(a)	331,309
5,588	Discovery Communications, Inc., Class C(a)	277,668
20,148	DISH Network Corp., Class A	644,132
9,210	Dollar General Corp.(a)	437,107
5,372	Dollar Tree, Inc.(a)	546,117
8,345	Domino's Pizza, Inc.	315,524
74,498	Exide Technologies(a)	214,554

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,380	Expedia, Inc.	$485,129
9,629	Family Dollar Stores, Inc.	650,439
15,627	Foot Locker, Inc.	478,030
516,630	Ford Motor Co.	5,827,586
1,724	Fossil, Inc.(a)	225,275
32,559	GameStop Corp., Class A(b)	741,043
63,243	Gannett Co., Inc.	874,018
47,038	Gap, Inc. (The)	1,340,583
10,191	Garmin Ltd. (Switzerland)(b)	480,302
113,424	General Motors Co.(a)	2,608,752
7,928	Gentex Corp.	174,178
15,951	Genuine Parts Co.	1,033,306
94,642	Goodyear Tire & Rubber Co. (The)(a)	1,039,169
5,336	Group 1 Automotive, Inc.	308,848
6,544	Guess?, Inc.	191,608
35,444	H&R Block, Inc.	521,027
12,759	Hanesbrands, Inc.(a)	360,059
17,431	Harley-Davidson, Inc.	912,164
4,956	Harman International Industries, Inc.	245,718
13,508	Hasbro, Inc.	496,284
147,924	Home Depot, Inc. (The)	7,660,984
5,881	HSN, Inc.	227,595
4,126	Hyatt Hotels Corp., Class A(a)	177,542
33,238	International Game Technology	517,848
51,655	Interpublic Group of Cos., Inc. (The)	610,046
36,294	J.C. Penney Co., Inc.	1,308,762
9,036	Jack in the Box, Inc.(a)	205,298
10,781	Jarden Corp.	452,047
3,816	John Wiley & Sons, Inc., Class A	172,445
75,327	Johnson Controls, Inc.	2,408,204
28,692	Jones Group, Inc. (The)	321,924
23,529	KB Home(b)	204,232
28,217	Kohl's Corp.	1,414,518
8,890	Lamar Advertising Co., Class A(a)	282,880
6,929	Las Vegas Sands Corp.	384,490
17,143	Lear Corp.	711,434
21,623	Leggett & Platt, Inc.	470,733
17,590	Lennar Corp., Class A(b)	487,947
15,888	Liberty Global, Inc., Class A(a)	791,381
13,654	Liberty Global, Inc., Class C(a)	654,436
60,647	Liberty Interactive Corp., Class A(a)	1,142,589
2,308	Liberty Media Corp., Class A(a)	201,812
27,451	Limited Brands, Inc.	1,364,315
34,369	Live Nation Entertainment, Inc.(a)	311,383
7,146	LKQ Corp.(a)	239,034
150,512	Lowe's Cos., Inc.	4,736,613
52,239	Macy's, Inc.	2,142,844
23,211	Marriott International, Inc., Class A	907,318
26,462	Mattel, Inc.	889,123
55,215	McDonald's Corp.	5,380,702
22,985	McGraw-Hill Cos., Inc. (The)	1,130,172

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,882	Men's Wearhouse, Inc. (The)	$180,829
51,837	MGM Resorts International(a)	695,653
11,374	Mohawk Industries, Inc.(a)	762,285
43,676	New York Times Co. (The), Class A(a)	275,596
37,969	Newell Rubbermaid, Inc.	691,036
128,567	News Corp., Class A	2,519,913
45,272	News Corp., Class B	898,196
13,022	NIKE, Inc., Class B	1,456,771
15,605	Nordstrom, Inc.	871,695
665	NVR, Inc.(a)	521,320
237,773	Office Depot, Inc.(a)	722,830
69,880	OfficeMax, Inc.(a)	324,942
24,495	Omnicom Group, Inc.	1,256,838
6,145	O'Reilly Automotive, Inc.(a)	648,052
9,146	Penn National Gaming, Inc.(a)	411,387
10,631	Penske Automotive Group, Inc.	281,084
6,871	PetSmart, Inc.	400,304
2,942	Polaris Industries, Inc.	233,712
510	Priceline.com, Inc.(a)	388,018
44,748	PulteGroup, Inc.(a)	440,320
3,375	PVH Corp.	299,700
44,919	RadioShack Corp.(b)	232,680
2,139	Ralph Lauren Corp.	368,486
32,866	Regal Entertainment Group, Class A(b)	447,306
11,533	Regis Corp.	211,631
9,818	Rent-A-Center, Inc.	335,874
9,528	Ross Stores, Inc.	586,829
25,292	Royal Caribbean Cruises Ltd.	692,242
40,107	Saks, Inc.(a)(b)	439,573
4,113	Scripps Networks Interactive, Inc., Class A	206,555
23,476	Sears Holdings Corp.(a)(b)	1,262,539
25,728	Service Corp. International	297,930
8,405	Signet Jewelers Ltd. (United Kingdom)	409,912
14,564	Sonic Automotive, Inc., Class A(b)	244,966
120,721	Staples, Inc.	1,859,103
17,842	Starbucks Corp.	1,023,774
12,458	Starwood Hotels & Resorts Worldwide, Inc.	737,514
87,498	Target Corp.	5,069,634
9,474	Tenneco, Inc.(a)	292,083
6,813	Tiffany & Co.	466,418
29,940	Time Warner Cable, Inc.	2,408,673
166,839	Time Warner, Inc.	6,249,789
40,276	TJX Cos., Inc. (The)	1,679,912
14,010	Toll Brothers, Inc.(a)	355,854
2,375	Tractor Supply Co.	233,724
23,670	TRW Automotive Holdings Corp.(a)	1,081,956
3,913	Tupperware Brands Corp.	243,741
7,601	Urban Outfitters, Inc.(a)	220,125
7,460	Valassis Communications, Inc.(a)	149,200
6,661	VF Corp.	1,012,805

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
38,244	Viacom, Inc., Class B	$1,774,139
34,435	Virgin Media, Inc.(b)	845,724
10,873	Visteon Corp.(a)	545,498
132,542	Walt Disney Co. (The)	5,713,886
3,635	Warnaco Group, Inc. (The)(a)	192,510
830	Washington Post Co. (The), Class B	313,881
55,776	Wendy's Co. (The)	271,629
17,168	Whirlpool Corp.	1,099,095
8,407	Williams-Sonoma, Inc.	325,267
11,379	Wyndham Worldwide Corp.	572,819
4,659	Wynn Resorts Ltd.	621,511
19,500	Yum! Brands, Inc.	1,418,235
		147,587,287
	Consumer Staples—10.2%
294,481	Altria Group, Inc.	9,485,233
116,529	Archer-Daniels-Midland Co.	3,592,589
60,217	Avon Products, Inc.	1,300,687
4,450	Brown-Forman Corp., Class B	384,257
35,002	Bunge Ltd.	2,257,629
23,507	Campbell Soup Co.(b)	795,242
4,792	Casey's General Stores, Inc.	270,029
44,882	Central European Distribution Corp.(a)	219,024
20,037	Chiquita Brands International, Inc.(a)	170,314
6,141	Church & Dwight Co., Inc.	311,963
10,332	Clorox Co. (The)	724,273
128,275	Coca-Cola Co. (The)	9,789,948
72,780	Coca-Cola Enterprises, Inc.	2,192,134
25,592	Colgate-Palmolive Co.	2,532,072
52,980	ConAgra Foods, Inc.	1,367,944
22,241	Constellation Brands, Inc., Class A(a)	480,406
6,269	Corn Products International, Inc.	357,709
18,052	Cosan Ltd., Class A (Brazil)	249,840
43,182	Costco Wholesale Corp.	3,807,357
140,833	CVS Caremark Corp.	6,283,968
102,865	Dean Foods Co.(a)	1,263,182
19,691	Dole Food Co., Inc.(a)(b)	166,980
16,083	Dr Pepper Snapple Group, Inc.	652,648
6,604	Energizer Holdings, Inc.(a)	471,063
7,069	Estee Lauder Cos., Inc. (The), Class A	461,959
12,718	Flowers Foods, Inc.	272,801
8,670	Fresh Del Monte Produce, Inc.	200,884
56,058	General Mills, Inc.	2,180,096
29,131	H.J. Heinz Co.	1,552,974
4,690	Harris Teeter Supermarkets, Inc.	178,079
3,485	Herbalife Ltd. (Cayman Islands)	245,065
9,065	Hershey Co. (The)	607,446
15,578	Hormel Foods Corp.	452,697
10,121	J.M. Smucker Co. (The)	805,935
23,634	Kellogg Co.	1,195,171
39,658	Kimberly-Clark Corp.	3,111,963
174,542	Kraft Foods, Inc., Class A	6,958,990

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
160,172	Kroger Co. (The)	$3,727,202
11,185	Lorillard, Inc.	1,513,219
7,708	McCormick & Co., Inc.	430,954
5,851	Mead Johnson Nutrition Co.	500,612
17,695	Molson Coors Brewing Co., Class B	735,758
7,803	Nash Finch Co.	195,855
20,889	Pantry, Inc. (The)(a)	266,544
121,776	PepsiCo, Inc.	8,037,216
75,150	Philip Morris International, Inc.	6,726,677
223,479	Procter & Gamble Co. (The)	14,222,204
5,731	Ralcorp Holdings, Inc.(a)	417,274
42,691	Reynolds American, Inc.	1,743,074
586,152	Rite Aid Corp.(a)	849,920
110,050	Safeway, Inc.(b)	2,237,316
59,322	Sara Lee Corp.	1,307,457
37,895	Smithfield Foods, Inc.(a)	794,279
300,676	SUPERVALU, Inc.(b)	1,786,015
84,323	Sysco Corp.	2,436,935
61,129	Tyson Foods, Inc., Class A	1,115,604
4,739	United Natural Foods, Inc.(a)	233,585
5,267	Universal Corp.	241,387
121,528	Walgreen Co.	4,260,772
349,772	Wal-Mart Stores, Inc.	20,605,069
7,697	Whole Foods Market, Inc.	639,390
		142,374,869
	Energy—11.5%
22,258	Alpha Natural Resources, Inc.(a)	359,021
32,761	Anadarko Petroleum Corp.	2,398,433
26,157	Apache Corp.	2,509,503
28,123	Arch Coal, Inc.	274,480
3,796	Atwood Oceanics, Inc.(a)	168,277
36,303	Baker Hughes, Inc.	1,601,325
6,419	Bill Barrett Corp.(a)	153,928
4,354	Bristow Group, Inc.	212,693
6,362	Cabot Oil & Gas Corp.	223,561
13,774	Cameron International Corp.(a)	705,917
80,798	Chesapeake Energy Corp.	1,489,915
237,760	Chevron Corp.	25,335,706
4,408	Cimarex Energy Co.	304,637
2,348	Concho Resources, Inc.(a)	251,659
243,484	ConocoPhillips	17,440,759
16,127	CONSOL Energy, Inc.	536,061
7,978	CVR Energy, Inc.(a)	242,212
25,330	Denbury Resources, Inc.(a)	482,283
37,636	Devon Energy Corp.	2,628,875
11,493	Diamond Offshore Drilling, Inc.	787,845
4,638	Dresser-Rand Group, Inc.(a)	225,778
33,606	El Paso Corp.	997,090
6,479	Energen Corp.	339,370
11,829	EOG Resources, Inc.	1,298,942
8,684	EQT Corp.	432,637

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23,815	EXCO Resources, Inc.(b)	$174,802
26,558	Exterran Holdings, Inc.(a)	358,799
492,031	Exxon Mobil Corp.	42,481,956
8,500	FMC Technologies, Inc.(a)	399,500
22,719	Forest Oil Corp.(a)	302,617
374	General Maritime Corp.(a)	5
61,748	Halliburton Co.	2,113,017
16,430	Helix Energy Solutions Group, Inc.(a)	335,336
6,269	Helmerich & Payne, Inc.	322,164
49,543	Hess Corp.	2,583,172
10,179	HollyFrontier Corp.	313,717
12,650	Key Energy Services, Inc.(a)	160,149
6,193	Kinder Morgan, Inc.(b)	222,329
168,768	Marathon Oil Corp.	4,951,653
83,682	Marathon Petroleum Corp.	3,482,008
33,348	McDermott International, Inc.(a)	376,832
27,796	Murphy Oil Corp.	1,527,946
46,923	Nabors Industries Ltd. (Bermuda)(a)	781,268
22,361	National Oilwell Varco, Inc.	1,694,069
16,546	Newfield Exploration Co.(a)	594,001
23,029	Noble Corp. (Switzerland)	876,484
9,234	Noble Energy, Inc.	917,121
52,063	Occidental Petroleum Corp.	4,749,187
314	Ocean Rig UDW, Inc. (Marshall Islands)(a)	5,473
5,136	Oceaneering International, Inc.	265,172
3,951	Oil States International, Inc.(a)	314,421
30,777	Overseas Shipholding Group, Inc.(b)	360,091
20,761	Patterson-UTI Energy, Inc.	335,705
22,284	Peabody Energy Corp.	693,255
4,342	Pioneer Natural Resources Co.	502,890
11,441	Plains Exploration & Production Co.(a)	467,365
12,884	QEP Resources, Inc.	396,956
4,275	Range Resources Corp.	284,971
11,962	Rowan Cos., Inc.(a)	413,048
30,190	SandRidge Energy, Inc.(a)(b)	241,218
65,701	Schlumberger Ltd.	4,871,072
3,219	SEACOR Holdings, Inc.(a)	299,142
7,306	SemGroup Corp., Class A(a)	232,331
13,336	Ship Finance International Ltd. (Bermuda)(b)	184,704
2,464	SM Energy Co.	162,895
16,380	Southwestern Energy Co.(a)	517,280
56,226	Spectra Energy Corp.	1,728,387
48,758	Sunoco, Inc.	2,403,282
10,468	Superior Energy Services, Inc.(a)	281,799
4,899	Targa Resources Corp.	235,593
11,062	Teekay Corp. (Bahamas)	399,338
41,650	Tesoro Corp.(a)	968,362
5,420	Tidewater, Inc.	298,263
9,669	Ultra Petroleum Corp.(a)	191,059
6,436	Unit Corp.(a)	271,921

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
152,978	USEC, Inc.(a)(b)	$128,746
210,169	Valero Energy Corp.	5,191,174
99,128	Weatherford International Ltd. (Switzerland)(a)	1,414,557
14,582	Western Refining, Inc.	277,787
6,094	Whiting Petroleum Corp.(a)	348,577
54,961	Williams Cos., Inc. (The)	1,870,323
13,976	World Fuel Services Corp.	615,783
50,600	WPX Energy, Inc.(a)	889,042
		159,181,021
	Financials—21.9%
38,514	ACE Ltd.	2,925,909
2,566	Affiliated Managers Group, Inc.(a)	291,549
47,216	Aflac, Inc.	2,126,609
4,079	Alexandria Real Estate Equities, Inc. REIT	305,599
606	Alleghany Corp.(a)	207,797
5,442	Allied World Assurance Co. Holdings AG (Switzerland)	391,606
114,201	Allstate Corp. (The)	3,806,319
14,475	Alterra Capital Holdings Ltd. (Bermuda)	346,387
6,038	American Capital Agency Corp. REIT	188,627
91,463	American Express Co.	5,506,987
8,352	American Financial Group, Inc.	325,060
66,139	American International Group, Inc.(a)	2,250,710
8,463	American Tower Corp. REIT	555,004
22,004	Ameriprise Financial, Inc.	1,192,837
101,241	Annaly Capital Management, Inc. REIT	1,652,253
24,628	Aon PLC (United Kingdom)	1,275,730
19,288	Apartment Investment & Management Co., Class A REIT	523,669
17,048	Arch Capital Group Ltd.(a)	669,645
9,715	Arthur J. Gallagher & Co.	364,895
14,478	Aspen Insurance Holdings Ltd. (Bermuda)	410,017
31,739	Associated Banc-Corp.	423,081
19,186	Assurant, Inc.	773,963
15,293	Assured Guaranty Ltd. (Bermuda)	216,855
28,310	Astoria Financial Corp.	274,324
4,396	AvalonBay Communities, Inc. REIT	639,178
22,404	Axis Capital Holdings Ltd. (Bermuda)	762,184
18,344	BancorpSouth, Inc.	247,094
4,033,999	Bank of America Corp.	32,715,732
5,568	Bank of Hawaii Corp.	272,220
171,037	Bank of New York Mellon Corp. (The)	4,045,025
100,900	BB&T Corp.	3,232,836
229,954	Berkshire Hathaway, Inc., Class B(a)	18,499,799
13,691	BioMed Realty Trust, Inc. REIT	271,356
6,963	BlackRock, Inc.	1,333,972
9,552	Boston Properties, Inc. REIT	1,034,004
27,885	Brandywine Realty Trust REIT	330,716
4,569	BRE Properties, Inc. REIT	239,872
10,154	Brown & Brown, Inc.	273,853
4,800	Camden Property Trust REIT	324,816

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
71,881	Capital One Financial Corp.	$3,987,958
71,191	CapitalSource, Inc.	459,182
18,921	CBL & Associates Properties, Inc. REIT	352,498
23,979	CBRE Group, Inc., Class A(a)	451,045
106,537	Charles Schwab Corp. (The)	1,523,479
122,918	Chimera Investment Corp. REIT	355,233
37,366	Chubb Corp. (The)	2,730,334
25,514	Cincinnati Financial Corp.	908,809
19,374	CIT Group, Inc.(a)	733,306
732,345	Citigroup, Inc.	24,196,679
6,524	City National Corp.	347,468
5,886	CME Group, Inc.	1,564,616
92,580	CNO Financial Group, Inc.(a)	673,057
11,656	Colonial Properties Trust REIT	260,745
32,737	Comerica, Inc.	1,048,239
8,422	Commerce Bancshares, Inc.	337,722
22,697	CommonWealth REIT	425,569
8,541	Corporate Office Properties Trust REIT	201,141
5,813	Cullen/Frost Bankers, Inc.	342,734
32,250	DCT Industrial Trust, Inc. REIT	191,242
29,219	DDR Corp. REIT	432,441
4,262	Delphi Financial Group, Inc., Class A	193,580
18,681	DiamondRock Hospitality Co. REIT	198,579
3,513	Digital Realty Trust, Inc. REIT	263,791
41,290	Discover Financial Services	1,399,731
35,359	Duke Realty Corp. REIT	524,020
58,153	E*TRADE Financial Corp.(a)	618,166
10,232	East West Bancorp, Inc.	232,983
7,320	Eaton Vance Corp.	192,516
9,873	Endurance Specialty Holdings Ltd. (Bermuda)	396,697
4,274	Entertainment Properties Trust REIT	205,109
18,920	Equity Residential REIT	1,162,445
3,365	Erie Indemnity Co., Class A	258,768
1,706	Essex Property Trust, Inc. REIT	269,497
8,528	Everest Re Group Ltd.	845,125
14,838	F.N.B. Corp.	168,411
3,254	Federal Realty Investment Trust REIT	327,548
18,164	Federated Investors, Inc., Class B(b)	401,061
44,028	Fidelity National Financial, Inc., Class A	848,420
142,946	Fifth Third Bancorp	2,034,122
20,515	First American Financial Corp.	343,626
48,298	First Horizon National Corp.	443,376
31,166	First Niagara Financial Group, Inc.	278,624
7,636	First Republic Bank(a)	252,217
15,835	FirstMerit Corp.	266,028
9,131	Franklin Resources, Inc.	1,146,032
28,015	Fulton Financial Corp.	293,877
35,690	General Growth Properties, Inc. REIT	635,282
163,175	Genworth Financial, Inc., Class A(a)	980,682
83,033	Goldman Sachs Group, Inc. (The)	9,561,250

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,049	Hanover Insurance Group, Inc. (The)	$324,858
160,232	Hartford Financial Services Group, Inc. (The)	3,292,768
6,666	Hatteras Financial Corp. REIT	194,181
14,137	HCC Insurance Holdings, Inc.	451,819
22,789	HCP, Inc. REIT	944,604
8,817	Health Care REIT, Inc.	499,571
7,463	Highwoods Properties, Inc. REIT	259,190
3,535	Home Properties, Inc. REIT	215,812
21,239	Hospitality Properties Trust REIT	585,772
60,284	Host Hotels & Resorts, Inc. REIT	1,003,126
119,219	Hudson City Bancorp, Inc.	841,686
135,346	Huntington Bancshares, Inc.	905,465
16,653	Interactive Brokers Group, Inc., Class A	252,626
2,359	IntercontinentalExchange, Inc.(a)	313,841
20,150	Invesco Ltd.(c)	500,526
54,523	iStar Financial, Inc. REIT(a)(b)	377,299
12,044	Jefferies Group, Inc.	191,861
3,213	Jones Lang LaSalle, Inc.	256,847
629,806	JPMorgan Chase & Co.	27,069,062
12,007	Kemper Corp.	360,090
182,299	KeyCorp	1,465,684
3,985	Kilroy Realty Corp. REIT	189,088
34,575	Kimco Realty Corp. REIT	671,101
16,322	Knight Capital Group, Inc., Class A(a)	214,471
25,155	Legg Mason, Inc.	655,791
11,612	Leucadia National Corp.	288,674
25,619	Lexington Realty Trust REIT(b)	228,009
13,624	Liberty Property Trust REIT	496,595
62,676	Lincoln National Corp.	1,552,484
61,674	Loews Corp.	2,536,652
14,802	M&T Bank Corp.	1,276,969
9,241	Macerich Co. (The) REIT	568,968
13,350	Mack-Cali Realty Corp. REIT	383,412
1,051	Markel Corp.(a)	462,734
46,559	Marsh & McLennan Cos., Inc.	1,557,399
18,136	MBIA, Inc.(a)(b)	182,811
4,543	Mercury General Corp.	205,298
110,335	MetLife, Inc.	3,975,370
41,459	MFA Financial, Inc. REIT	305,967
39,473	MGIC Investment Corp.(a)(b)	136,577
11,322	Montpelier Re Holdings Ltd. (Bermuda)	232,327
9,887	Moody's Corp.	404,873
264,016	Morgan Stanley	4,562,196
8,147	MSCI, Inc., Class A(a)	298,099
23,331	NASDAQ OMX Group, Inc. (The)(a)	573,243
6,681	National Retail Properties, Inc. REIT	182,926
69,473	New York Community Bancorp, Inc.(b)	937,191
25,015	Northern Trust Corp.	1,190,464
33,001	NYSE Euronext	849,776
49,053	Old Republic International Corp.	488,077

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,202	PartnerRe Ltd.	$919,123
44,728	People's United Financial, Inc.	551,944
38,472	PHH Corp.(a)(b)	596,316
25,923	Piedmont Office Realty Trust, Inc., Class A REIT	459,874
6,850	Platinum Underwriters Holdings Ltd. (Bermuda)	250,847
15,141	Plum Creek Timber Co., Inc. REIT	636,528
62,795	PNC Financial Services Group, Inc.	4,164,564
335,861	Popular, Inc.(a)	597,833
9,800	Potlatch Corp. REIT	306,740
9,207	Primerica, Inc.	241,500
47,517	Principal Financial Group, Inc.	1,314,795
2,691	ProAssurance Corp.	237,050
83,786	Progressive Corp. (The)	1,784,642
29,605	Prologis, Inc. REIT	1,059,267
17,393	Protective Life Corp.	508,919
67,193	Prudential Financial, Inc.	4,067,864
5,221	Public Storage REIT	747,960
10,738	Raymond James Financial, Inc.	393,226
8,584	Rayonier, Inc. REIT	389,284
6,400	Realty Income Corp. REIT	251,776
20,590	Redwood Trust, Inc. REIT(b)	240,491
7,418	Regency Centers Corp. REIT	333,513
383,915	Regions Financial Corp.	2,587,587
10,899	Reinsurance Group of America, Inc.	633,668
6,233	RenaissanceRe Holdings Ltd. (Bermuda)	486,548
8,833	SEI Investments Co.	178,338
10,940	Selective Insurance Group, Inc.	191,341
11,580	Senior Housing Properties Trust REIT	255,686
10,977	Simon Property Group, Inc. REIT	1,708,021
5,762	SL Green Realty Corp. REIT	475,019
59,078	SLM Corp.	876,127
8,439	StanCorp Financial Group, Inc.	323,889
51,215	State Street Corp.	2,367,157
125,011	SunTrust Banks, Inc.	3,035,267
24,768	Susquehanna Bancshares, Inc.	256,844
2,982	SVB Financial Group(a)	191,116
24,874	Symetra Financial Corp.	302,468
225,762	Synovus Financial Corp.	474,100
11,797	T. Rowe Price Group, Inc.	744,568
2,495	Taubman Centers, Inc. REIT	192,564
31,234	TCF Financial Corp.	358,254
30,916	TD Ameritrade Holding Corp.	580,912
12,857	Torchmark Corp.	626,264
87,274	Travelers Cos., Inc. (The)	5,613,464
8,234	Trustmark Corp.	209,555
208,160	U.S. Bancorp	6,696,507
14,007	UDR, Inc. REIT	368,804
51,601	Unum Group	1,225,008
12,882	Validus Holdings Ltd.	418,665

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,187	Valley National Bancorp	$216,556
9,566	Ventas, Inc. REIT	562,385
14,461	Vornado Realty Trust REIT	1,241,332
16,048	W.R. Berkley Corp.	604,368
5,932	Waddell & Reed Financial, Inc., Class A	189,705
6,384	Washington REIT	188,647
15,166	Washington Federal, Inc.	266,012
10,690	Webster Financial Corp.	242,984
13,281	Weingarten Realty Investors REIT	352,743
550,004	Wells Fargo & Co.	18,386,634
165,428	Weyerhaeuser Co. REIT	3,368,114
904	White Mountains Insurance Group Ltd.	472,792
15,914	Willis Group Holdings PLC (Ireland)	580,224
61,652	XL Group PLC (Ireland)	1,326,135
38,467	Zions Bancorp.	784,342
		303,622,149
	Health Care—10.2%
116,781	Abbott Laboratories	7,247,429
46,252	Aetna, Inc.	2,036,938
14,365	Agilent Technologies, Inc.	605,916
11,309	Alere, Inc.(a)	270,172
7,490	Allergan, Inc.	719,040
5,319	AMERIGROUP Corp.(a)	328,501
73,302	AmerisourceBergen Corp.	2,727,567
58,960	Amgen, Inc.	4,192,646
35,427	Baxter International, Inc.	1,963,010
16,441	Becton, Dickinson and Co.	1,289,796
8,582	Biogen Idec, Inc.(a)	1,150,074
271,295	Boston Scientific Corp.(a)	1,698,307
168,082	Bristol-Myers Squibb Co.	5,608,896
11,194	Brookdale Senior Living, Inc.(a)	212,798
4,177	C.R. Bard, Inc.	413,356
95,315	Cardinal Health, Inc.	4,028,965
25,957	CareFusion Corp.(a)	672,546
2,761	Catalyst Health Solutions, Inc.(a)	238,468
9,412	Celgene Corp.(a)	686,323
4,917	Centene Corp.(a)	194,664
4,307	Cerner Corp.(a)	349,255
5,016	Charles River Laboratories International, Inc.(a)	178,219
30,717	Cigna Corp.	1,420,047
36,509	Community Health Systems, Inc.(a)	888,629
5,134	Covance, Inc.(a)	240,066
31,066	Coventry Health Care, Inc.	931,669
30,275	Covidien PLC (Ireland)	1,672,088
7,935	DaVita, Inc.(a)	702,882
7,389	DENTSPLY International, Inc.	303,392
2,953	Edwards Lifesciences Corp.(a)	245,010
134,450	Eli Lilly & Co.	5,564,886
8,141	Endo Pharmaceuticals Holdings, Inc.(a)	286,075
34,060	Express Scripts Holding Co.(a)	1,900,207

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
25,665	Forest Laboratories, Inc.(a)	$893,912
30,645	Gilead Sciences, Inc.(a)	1,593,846
43,781	HCA Holdings, Inc.	1,178,585
45,211	Health Management Associates, Inc., Class A(a)	325,519
22,762	Health Net, Inc.(a)	810,555
7,829	Henry Schein, Inc.(a)	600,797
6,373	Hill-Rom Holdings, Inc.	206,804
16,695	Hologic, Inc.(a)	319,208
16,122	Hospira, Inc.(a)	566,205
24,607	Humana, Inc.	1,985,293
538	Intuitive Surgical, Inc.(a)	311,072
232,957	Johnson & Johnson	15,163,171
30,897	Kindred Healthcare, Inc.(a)	297,847
7,195	Laboratory Corp. of America Holdings(a)	632,369
12,438	Life Technologies Corp.(a)	576,626
10,041	LifePoint Hospitals, Inc.(a)	391,800
7,706	Lincare Holdings, Inc.	188,026
4,957	Magellan Health Services, Inc.(a)	219,496
53,160	McKesson Corp.	4,859,356
3,006	MEDNAX, Inc.(a)	211,141
87,510	Medtronic, Inc.	3,342,882
274,486	Merck & Co., Inc.	10,770,831
1,223	Mettler-Toledo International, Inc.(a)	219,308
22,958	Mylan, Inc.(a)	498,418
15,618	Omnicare, Inc.	544,131
12,476	Owens & Minor, Inc.	364,798
9,032	Patterson Cos., Inc.	307,901
9,226	PerkinElmer, Inc.	254,638
1,889	Perrigo Co.	198,156
940,636	Pfizer, Inc.	21,568,784
14,395	Quest Diagnostics, Inc.	830,448
19,954	St. Jude Medical, Inc.	772,619
6,120	STERIS Corp.	192,229
16,068	Stryker Corp.	876,831
4,848	Teleflex, Inc.	303,824
125,462	Tenet Healthcare Corp.(a)	651,148
33,281	Thermo Fisher Scientific, Inc.	1,852,088
103,982	UnitedHealth Group, Inc.	5,838,589
18,799	Universal American Corp.	172,575
8,531	Universal Health Services, Inc., Class B	364,359
4,698	Varian Medical Systems, Inc.(a)	297,947
9,240	VCA Antech, Inc.(a)	218,618
32,808	Warner Chilcott PLC, Class A (Ireland)(a)	713,574
2,877	Waters Corp.(a)	241,984
6,840	Watson Pharmaceuticals, Inc.(a)	515,462
5,091	WellCare Health Plans, Inc.(a)	311,467
91,253	WellPoint, Inc.	6,188,778
9,692	Zimmer Holdings, Inc.	609,918
		141,321,770

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Industrials—11.3%
54,193	3M Co.	$4,842,687
8,820	ABM Industries, Inc.	205,330
2,900	Acuity Brands, Inc.	161,153
19,374	AECOM Technology Corp.(a)	427,584
16,837	AerCap Holdings NV (Netherlands)(a)	194,973
12,043	AGCO Corp.(a)	560,843
10,103	Alaska Air Group, Inc.(a)	341,481
4,728	Alexander & Baldwin, Inc.	241,885
7,095	Alliant Techsystems, Inc.	378,164
6,077	AMETEK, Inc.	305,856
3,834	Armstrong World Industries, Inc.	168,849
4,206	Atlas Air Worldwide Holdings, Inc.(a)	193,686
20,867	Avery Dennison Corp.	667,327
50,954	Avis Budget Group, Inc.(a)	670,555
10,929	Babcock & Wilcox Co. (The)(a)	268,853
5,956	BE Aerospace, Inc.(a)	280,111
66,157	Boeing Co. (The)	5,080,858
11,772	Briggs & Stratton Corp.	213,073
9,005	Brink's Co. (The)	228,727
9,459	C.H. Robinson Worldwide, Inc.	565,081
5,339	Carlisle Cos., Inc.	293,965
38,499	Caterpillar, Inc.	3,956,542
12,029	Cintas Corp.	471,176
10,523	Con-way, Inc.	341,997
12,033	Cooper Industries PLC (Ireland)	752,905
6,940	Copart, Inc.(a)	183,285
11,133	Corrections Corp. of America(a)	321,632
11,904	Covanta Holding Corp.	191,059
5,099	Crane Co.	225,019
87,538	CSX Corp.	1,952,973
8,851	Cummins, Inc.	1,025,211
4,853	Curtiss-Wright Corp.	171,262
29,305	Danaher Corp.	1,588,917
27,883	Deere & Co.	2,296,444
187,132	Delta Air Lines, Inc.(a)	2,050,967
8,284	Deluxe Corp.	197,242
3,772	Dollar Thrifty Automotive Group, Inc.(a)	305,004
5,394	Donaldson Co., Inc.	186,956
14,280	Dover Corp.	894,785
78,028	DryShips, Inc. (Greece)(a)(b)	246,568
2,759	Dun & Bradstreet Corp. (The)	214,595
28,936	Eaton Corp.	1,394,136
14,796	EMCOR Group, Inc.	433,819
64,354	Emerson Electric Co.	3,381,159
6,154	EnerSys(a)	215,082
7,142	Equifax, Inc.	327,246
3,204	Esterline Technologies Corp.(a)	219,442
64,110	Exelis, Inc.	739,188
10,183	Expeditors International of Washington, Inc.	407,320

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,773	Fastenal Co.	$317,112
34,157	FedEx Corp.	3,014,014
3,448	Flowserve Corp.	396,279
18,258	Fluor Corp.	1,054,399
12,457	Fortune Brands Home & Security, Inc.(a)	283,272
17,316	Foster Wheeler AG (Switzerland)(a)	398,268
4,975	FTI Consulting, Inc.(a)	180,791
2,697	Gardner Denver, Inc.	175,683
6,118	GATX Corp.	262,279
13,666	General Cable Corp.(a)	402,327
42,523	General Dynamics Corp.	2,870,302
1,545,990	General Electric Co.	30,270,484
6,229	Goodrich Corp.	781,490
15,625	GrafTech International Ltd.(a)	183,437
6,407	Granite Construction, Inc.	178,371
17,443	Harsco Corp.	388,979
92,211	Hertz Global Holdings, Inc.(a)	1,420,972
7,220	HNI Corp.	174,146
59,963	Honeywell International, Inc.	3,637,356
4,006	Hubbell, Inc., Class B	321,441
13,504	Huntington Ingalls Industries, Inc.(a)	532,733
5,626	IDEX Corp.	243,662
41,088	Illinois Tool Works, Inc.	2,357,629
32,776	Ingersoll-Rand PLC (Ireland)	1,393,636
12,077	Iron Mountain, Inc.	366,778
41,182	ITT Corp.	924,948
4,745	J.B. Hunt Transport Services, Inc.	262,541
16,731	Jacobs Engineering Group, Inc.(a)	733,320
70,809	JetBlue Airways Corp.(a)(b)	336,343
4,440	Joy Global, Inc.	314,219
5,527	Kansas City Southern	425,690
15,863	KBR, Inc.	537,121
14,605	Kelly Services, Inc., Class A	204,324
5,323	Kennametal, Inc.	224,790
3,117	Kirby Corp.(a)	206,875
19,465	L-3 Communications Holdings, Inc.	1,431,456
6,394	Lennox International, Inc.	277,500
5,197	Lincoln Electric Holdings, Inc.	254,705
41,748	Lockheed Martin Corp.	3,779,864
15,842	Manitowoc Co., Inc. (The)	219,412
21,895	Manpower, Inc.	932,727
77,823	Masco Corp.	1,025,707
33,407	Meritor, Inc.(a)	217,480
4,830	Moog, Inc., Class A(a)	204,164
3,790	Mueller Industries, Inc.	173,241
20,302	Navistar International Corp.(a)	689,253
9,900	Nielsen Holdings NV (Netherlands)(a)	289,278
30,367	Norfolk Southern Corp.	2,214,665
52,618	Northrop Grumman Corp.	3,329,667
19,601	Oshkosh Corp.(a)	447,491
20,799	Owens Corning(a)	714,446

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
34,798	PACCAR, Inc.	$1,494,922
4,844	Pall Corp.	288,751
11,540	Parker Hannifin Corp.	1,011,943
9,779	Pentair, Inc.(b)	423,822
47,219	Pitney Bowes, Inc.(b)	808,861
5,393	Precision Castparts Corp.	951,163
13,405	Quad Graphics, Inc.(b)	180,163
21,685	Quanta Services, Inc.(a)	479,672
76,227	R.R. Donnelley & Sons Co.(b)	953,600
48,904	Raytheon Co.	2,647,663
3,172	Regal-Beloit Corp.	214,554
40,665	Republic Airways Holdings, Inc.(a)(b)	206,985
37,586	Republic Services, Inc.	1,028,729
11,624	Robert Half International, Inc.	346,395
7,933	Rockwell Automation, Inc.	613,538
9,822	Rockwell Collins, Inc.	548,952
3,875	Roper Industries, Inc.	394,863
11,087	Ryder System, Inc.	540,159
10,872	Seaspan Corp. (Hong Kong)(b)	181,671
15,785	Shaw Group, Inc. (The)(a)	477,812
24,921	SkyWest, Inc.	224,040
5,269	Snap-On, Inc.	329,523
69,879	Southwest Airlines Co.	578,598
13,304	Spirit Aerosystems Holdings, Inc., Class A(a)	332,600
6,082	SPX Corp.	466,976
10,989	Stanley Black & Decker, Inc.	803,955
22,823	Steelcase, Inc., Class A(b)	197,191
2,378	Stericycle, Inc.(a)	205,935
3,079	Teledyne Technologies, Inc.(a)	198,965
23,109	Terex Corp.(a)	523,188
37,921	Textron, Inc.	1,010,215
3,892	Thomas & Betts Corp.(a)	279,874
8,278	Timken Co. (The)	467,790
2,653	TransDigm Group, Inc.(a)	334,596
9,650	Trinity Industries, Inc.	285,640
2,845	Triumph Group, Inc.	178,723
16,428	Tutor Perini Corp.(a)	249,870
49,715	Tyco International Ltd. (Switzerland)	2,790,503
28,222	Union Pacific Corp.	3,173,282
73,640	United Continental Holdings, Inc.(a)(b)	1,614,189
54,404	United Parcel Service, Inc., Class B	4,251,129
9,382	United Rentals, Inc.(a)(b)	437,952
11,716	United Stationers, Inc.	332,266
73,941	United Technologies Corp.	6,036,543
16,863	URS Corp.	696,611
16,846	USG Corp.(a)(b)	304,070
14,685	UTi Worldwide, Inc. (British Virgin Islands)	244,799
3,207	W.W. Grainger, Inc.	666,479
5,365	Waste Connections, Inc.	172,914
60,961	Waste Management, Inc.	2,084,866
8,780	Werner Enterprises, Inc.	207,384

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,795	WESCO International, Inc.(a)	$318,340
17,182	Xylem, Inc.	479,034
26,841	YRC Worldwide, Inc.(a)(b)	195,402
		157,427,699
	Information Technology—10.7%
30,256	Accenture PLC, Class A (Ireland)	1,965,127
35,091	Activision Blizzard, Inc.	451,621
24,616	Adobe Systems, Inc.(a)	826,113
68,523	Advanced Micro Devices, Inc.(a)	504,329
7,425	Akamai Technologies, Inc.(a)	242,055
2,166	Alliance Data Systems Corp.(a)	278,309
8,512	Altera Corp.	302,772
16,236	Amdocs Ltd. (Guernsey)(a)	519,552
39,057	Amkor Technology, Inc.(a)(b)	201,925
6,523	Amphenol Corp., Class A	379,247
17,589	Analog Devices, Inc.	685,619
4,842	Anixter International, Inc.(a)	332,064
2,808	ANSYS, Inc.(a)	188,333
42,005	AOL, Inc.(a)	1,051,805
13,917	Apple, Inc.(a)	8,130,868
115,280	Applied Materials, Inc.	1,382,207
28,160	Arrow Electronics, Inc.(a)	1,184,128
18,797	Atmel Corp.(a)	166,729
8,423	Autodesk, Inc.(a)	331,614
30,828	Automatic Data Processing, Inc.	1,714,653
7,103	Avago Technologies Ltd. (Singapore)	244,911
31,509	Avnet, Inc.(a)	1,136,845
13,749	Benchmark Electronics, Inc.(a)	218,334
9,829	BMC Software, Inc.(a)	405,545
22,643	Brightpoint, Inc.(a)	138,575
14,782	Broadcom Corp., Class A	541,021
9,972	Broadridge Financial Solutions, Inc.	231,450
48,731	Brocade Communications Systems, Inc.(a)	269,970
22,572	CA, Inc.	596,352
4,113	CACI International, Inc., Class A(a)	251,428
5,726	Check Point Software Technologies Ltd. (Israel)(a)	332,852
368,553	Cisco Systems, Inc.	7,426,343
4,436	Citrix Systems, Inc.(a)	379,766
7,483	Cognizant Technology Solutions Corp., Class A(a)	548,654
45,142	Computer Sciences Corp.	1,266,685
18,809	Compuware Corp.(a)	164,015
22,465	Convergys Corp.(a)	300,357
54,276	CoreLogic, Inc.(a)	906,409
144,671	Corning, Inc.	2,076,029
6,764	Cree, Inc.(a)(b)	209,008
242,503	Dell, Inc.(a)	3,969,774
7,151	Diebold, Inc.	282,107
4,160	DST Systems, Inc.	232,877
58,060	eBay, Inc.(a)	2,383,363

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,081	Electronic Arts, Inc.(a)	$324,226
93,416	EMC Corp.(a)	2,635,265
1,684	Equinix, Inc.(a)	276,513
28,337	Fidelity National Information Services, Inc.	954,107
9,742	First Solar, Inc.(a)(b)	179,253
10,653	Fiserv, Inc.(a)	748,799
229,458	Flextronics International Ltd. (Singapore)(a)	1,528,190
9,222	FLIR Systems, Inc.	207,126
3,631	Global Payments, Inc.	168,587
7,538	Google, Inc., Class A(a)	4,562,224
12,222	Harris Corp.	556,590
380,598	Hewlett-Packard Co.	9,423,606
6,696	IAC/InterActiveCorp.	322,412
71,063	Ingram Micro, Inc., Class A(a)	1,382,886
13,031	Insight Enterprises, Inc.(a)	264,660
389,111	Intel Corp.	11,050,752
60,356	International Business Machines Corp.	12,498,521
16,658	Intersil Corp., Class A	171,078
9,780	Intuit, Inc.	566,947
5,100	Itron, Inc.(a)	208,080
25,598	Jabil Circuit, Inc.	600,273
14,941	Juniper Networks, Inc.(a)	320,186
8,296	KLA-Tencor Corp.	432,636
5,171	Lam Research Corp.(a)	215,372
11,659	Lender Processing Services, Inc.	309,546
12,478	Lexmark International, Inc., Class A	375,588
11,632	Linear Technology Corp.	380,483
30,872	LSI Corp.(a)	248,211
42,285	Marvell Technology Group Ltd. (Bermuda)(a)	634,698
2,001	MasterCard, Inc., Class A	904,992
20,199	Maxim Integrated Products, Inc.	597,486
96,723	MEMC Electronic Materials, Inc.(a)	347,236
14,941	Microchip Technology, Inc.(b)	528,015
152,933	Micron Technology, Inc.(a)	1,007,828
446,945	Microsoft Corp.	14,311,179
6,789	Molex, Inc.	187,309
7,499	Molex, Inc., Class A	171,727
25,483	Monster Worldwide, Inc.(a)	219,918
14,762	Motorola Mobility Holdings, Inc.(a)	573,061
47,241	Motorola Solutions, Inc.	2,410,708
16,385	NCR Corp.(a)	385,048
13,304	NetApp, Inc.(a)	516,594
4,510	Novellus Systems, Inc.(a)	210,843
6,612	Nuance Communications, Inc.(a)	161,597
32,850	NVIDIA Corp.(a)	427,050
10,302	NXP Semiconductor NV (Netherlands)(a)	266,307
31,697	ON Semiconductor Corp.(a)	261,817
195,418	Oracle Corp.	5,743,335
27,379	Paychex, Inc.	848,201
54,328	QUALCOMM, Inc.	3,468,300
68,487	SAIC, Inc.	832,802

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,597	SanDisk Corp.(a)	$540,235
37,893	Sanmina-SCI Corp.(a)	337,248
35,807	Seagate Technology PLC (Ireland)	1,101,423
57,368	Symantec Corp.(a)	947,719
8,815	Synopsys, Inc.(a)	264,538
39,445	TE Connectivity Ltd. (Switzerland)	1,438,165
23,286	Tech Data Corp.(a)	1,252,554
51,518	Tellabs, Inc.	194,223
4,030	Teradata Corp.(a)	281,213
11,131	Teradyne, Inc.(a)	191,565
73,197	Texas Instruments, Inc.	2,337,912
20,615	Total System Services, Inc.	484,865
4,156	Trimble Navigation Ltd.(a)	225,006
18,644	Unisys Corp.(a)	347,897
15,258	Visa, Inc., Class A	1,876,429
25,798	Vishay Intertechnology, Inc.(a)	289,454
23,972	Western Digital Corp.(a)	930,353
32,377	Western Union Co. (The)	595,089
214,795	Xerox Corp.	1,671,105
13,438	Xilinx, Inc.	488,874
102,509	Yahoo!, Inc.(a)	1,592,990
		148,668,765
	Materials—3.8%
28,479	AbitibiBowater, Inc.(a)(b)	377,347
16,385	Air Products & Chemicals, Inc.	1,400,754
3,806	Airgas, Inc.	348,782
44,712	AK Steel Holding Corp.(b)	331,763
4,363	Albemarle Corp.	284,904
269,217	Alcoa, Inc.	2,619,481
11,195	Allegheny Technologies, Inc.	480,713
4,669	AptarGroup, Inc.	254,507
12,135	Ashland, Inc.	799,332
13,805	Ball Corp.	576,497
14,513	Bemis Co., Inc.	470,076
6,998	Cabot Corp.	301,824
9,779	Celanese Corp., Series A	473,890
2,675	CF Industries Holdings, Inc.	516,436
18,005	Chemtura Corp.(a)	306,445
8,027	Cliffs Natural Resources, Inc.	499,761
6,607	Coeur d'Alene Mines Corp.(a)	142,381
35,071	Commercial Metals Co.	518,349
16,735	Crown Holdings, Inc.(a)	618,860
4,805	Cytec Industries, Inc.	305,454
5,644	Domtar Corp.	493,737
157,649	Dow Chemical Co. (The)	5,341,148
79,827	E.I. du Pont de Nemours & Co.	4,267,551
12,191	Eastman Chemical Co.	657,948
11,275	Ecolab, Inc.	718,105
3,186	FMC Corp.	351,894
78,843	Freeport-McMoRan Copper & Gold, Inc.	3,019,687
3,164	Greif, Inc., Class A	169,717

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,151	Greif, Inc., Class B	$62,672
36,135	Huntsman Corp.	511,672
5,611	International Flavors & Fragrances, Inc.	337,838
63,160	International Paper Co.	2,103,860
50,847	LyondellBasell Industries NV, Class A (Netherlands)	2,124,388
3,769	Martin Marietta Materials, Inc.(b)	312,375
24,126	MeadWestvaco Corp.(a)(d)	680,353
104	MeadWestvaco Corp.	3,309
25,178	Monsanto Co.	1,918,060
17,860	Mosaic Co. (The)	943,365
29,499	Newmont Mining Corp.	1,405,627
48,151	Nucor Corp.	1,888,001
10,126	Olin Corp.	212,241
6,916	OM Group, Inc.(a)	166,814
33,940	Owens-Illinois, Inc.(a)	789,105
11,398	Packaging Corp. of America	332,708
13,312	PolyOne Corp.	184,504
15,304	PPG Industries, Inc.	1,610,593
15,963	Praxair, Inc.	1,846,919
9,921	Reliance Steel & Aluminum Co.	554,485
3,415	Rock-Tenn Co., Class A	212,857
6,792	Rockwood Holdings, Inc.(a)	375,869
16,240	RPM International, Inc.	431,497
6,236	Scotts Miracle-Gro Co. (The), Class A	326,766
26,150	Sealed Air Corp.	501,557
4,710	Sensient Technologies Corp.	174,977
7,157	Sherwin-Williams Co. (The)	860,844
5,219	Sigma-Aldrich Corp.	370,027
4,327	Silgan Holdings, Inc.	189,826
7,869	Solutia, Inc.	223,007
13,934	Sonoco Products Co.	461,633
25,549	Southern Copper Corp.	840,051
34,206	Steel Dynamics, Inc.	436,811
41,288	United States Steel Corp.(b)	1,169,689
7,342	Valspar Corp. (The)	375,543
14,878	Vulcan Materials Co.	636,927
3,998	W.R. Grace & Co.(a)	238,321
2,822	Walter Energy, Inc.	187,127
12,377	Worthington Industries, Inc.	220,806
		52,870,367
	Telecommunication Services—4.4%
929,183	AT&T, Inc.	30,579,412
35,946	CenturyLink, Inc.	1,386,078
50,944	Cincinnati Bell, Inc.(a)	193,587
8,287	Crown Castle International Corp.(a)	469,127
233,046	Frontier Communications Corp.(b)	941,506
16,001	Level 3 Communications, Inc.(a)	368,983
36,673	MetroPCS Communications, Inc.(a)	267,713
39,248	NII Holdings, Inc.(a)	549,276
1,538,059	Sprint Nextel Corp.(a)	3,814,386

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24,593	Telephone & Data Systems, Inc.	$597,364
9,938	tw telecom, inc.(a)	216,450
514,204	Verizon Communications, Inc.	20,763,557
84,933	Windstream Corp.	954,647
		61,102,086
	Utilities—5.4%
164,303	AES Corp. (The)(a)	2,057,074
8,732	AGL Resources, Inc.	344,303
4,332	ALLETE, Inc.	178,522
14,602	Alliant Energy Corp.	660,594
51,841	Ameren Corp.	1,699,866
76,566	American Electric Power Co., Inc.	2,973,823
16,333	American Water Works Co., Inc.	559,242
10,876	Aqua America, Inc.	246,994
18,942	Atmos Energy Corp.	617,130
8,796	Avista Corp.	232,566
6,307	Black Hills Corp.	208,194
50,503	Calpine Corp.(a)	946,931
60,855	CenterPoint Energy, Inc.	1,229,880
5,824	Cleco Corp.	237,619
32,712	CMS Energy Corp.	752,049
40,192	Consolidated Edison, Inc.	2,389,414
66,134	Dominion Resources, Inc.	3,451,533
28,108	DTE Energy Co.	1,584,729
194,854	Duke Energy Corp.	4,175,721
268,413	Dynegy, Inc.(a)(b)	110,049
52,256	Edison International	2,299,787
33,198	Entergy Corp.	2,176,461
111,166	Exelon Corp.	4,336,586
58,082	FirstEnergy Corp.	2,719,399
344,358	GenOn Energy, Inc.(a)	733,483
25,258	Great Plains Energy, Inc.	515,768
15,085	Hawaiian Electric Industries, Inc.	400,356
5,990	IDACORP, Inc.	244,033
15,102	Integrys Energy Group, Inc.	825,173
2,615	ITC Holdings Corp.	202,558
27,153	MDU Resources Group, Inc.	622,890
8,237	National Fuel Gas Co.	389,775
5,264	New Jersey Resources Corp.	227,615
51,307	NextEra Energy, Inc.	3,301,605
46,758	NiSource, Inc.	1,152,585
22,341	Northeast Utilities	821,479
5,495	NorthWestern Corp.	195,182
88,728	NRG Energy, Inc.(a)	1,508,376
34,463	NV Energy, Inc.	573,809
10,587	OGE Energy Corp.	571,275
12,182	ONEOK, Inc.	1,046,312
51,873	Pepco Holdings, Inc.	981,437
62,608	PG&E Corp.	2,766,021
8,258	Piedmont Natural Gas Co., Inc.	251,704
16,662	Pinnacle West Capital Corp.	805,608

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,467	PNM Resources, Inc.	$290,161
12,471	Portland General Electric Co.	322,126
62,821	PPL Corp.	1,718,154
42,241	Progress Energy, Inc.	2,248,066
80,740	Public Service Enterprise Group, Inc.	2,515,051
23,193	Questar Corp.	458,062
18,572	SCANA Corp.	856,541
28,960	Sempra Energy	1,874,870
92,608	Southern Co. (The)	4,254,412
6,114	Southwest Gas Corp.	256,910
33,228	TECO Energy, Inc.	598,769
19,051	UGI Corp.	555,908
5,622	UIL Holdings Corp.	193,228
5,724	UniSource Energy Corp.	208,354
12,785	Vectren Corp.	376,518
16,422	Westar Energy, Inc.	471,147
7,427	WGL Holdings, Inc.	297,897
19,945	Wisconsin Energy Corp.	734,774
66,364	Xcel Energy, Inc.	1,795,810
		74,352,268
	Total Common Stocks and Other Equity Interests (Cost $1,301,293,653)	1,388,508,281
	Money Market Fund—0.0%
134,127	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $134,127)	134,127
	Total Investments (excluding investments purchased with cash collateral from securities on loan)—100.0% (Cost $1,301,427,780)	1,388,642,408
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—1.3%
17,589,874	Invesco Liquid Assets Portfolio - Institutional Class (Cost $17,589,874)(e)(f)	17,589,874
	Total Investments (Cost $1,319,017,654)—101.3%	1,406,232,282
	Liabilities in excess of other assets—(1.3)%	(17,571,071)
	Net Assets—100.0%	$1,388,661,211

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)  When-issued security.

(e)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(f)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

34

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—17.7%
33,468	1-800-FLOWERS.COM, Inc., Class A(a)	$99,735
4,746	AFC Enterprises, Inc.(a)	81,062
13,989	AH Belo Corp., Class A	61,691
15,102	Ambassadors Group, Inc.	81,400
9,387	AMC Networks, Inc., Class A(a)	398,947
88,286	American Apparel, Inc.(a)	86,962
44,206	American Axle & Manufacturing Holdings, Inc.(a)	428,356
50,939	American Greetings Corp., Class A(b)	815,024
2,517	American Public Education, Inc.(a)	87,390
2,908	America's Car-Mart, Inc.(a)	133,594
36,047	Ameristar Casinos, Inc.	648,125
6,932	Arbitron, Inc.	263,763
28,053	Arcos Dorados Holdings, Inc., Class A (British Virgin Islands)(b)	501,307
3,375	Arctic Cat, Inc.(a)	149,310
5,933	Ascent Capital Group, Inc., Class A(a)	305,549
14,190	Bally Technologies, Inc.(a)	688,924
208,245	Beazer Homes USA, Inc.(a)(b)	645,559
21,361	bebe Stores, Inc.	175,160
83,306	Belo Corp., Class A	561,482
11,101	Benihana, Inc.	153,083
27,655	Big 5 Sporting Goods Corp.	231,472
748	Biglari Holdings, Inc.(a)	303,935
4,570	BJ's Restaurants, Inc.(a)	197,378
3,083	Blue Nile, Inc.(a)(b)	93,353
4,924	Blyth, Inc.	433,164
20,460	Bob Evans Farms, Inc.	782,390
43,463	Bon-Ton Stores, Inc. (The)(b)	269,471
5,647	Bravo Brio Restaurant Group, Inc.(a)	114,069
3,893	Bridgepoint Education, Inc.(a)(b)	83,933
64,257	Brown Shoe Co., Inc.(b)	585,381
11,228	Buckle, Inc. (The)(b)	518,509
2,313	Buffalo Wild Wings, Inc.(a)	193,945
36,815	Build-A-Bear Workshop, Inc.(a)	166,036
73,660	Callaway Golf Co.(b)	451,536
4,143	Capella Education Co.(a)	135,518
5,829	Caribou Coffee Co., Inc.(a)	95,654
10,424	Carmike Cinemas, Inc.(a)	138,952
12,372	Carrols Restaurant Group, Inc.(a)	186,570
37,636	Casual Male Retail Group, Inc.(a)	118,177
14,981	Cato Corp. (The), Class A	416,921
1,921	Cavco Industries, Inc.(a)	99,124
12,489	CEC Entertainment, Inc.	477,330
97,448	Central European Media Enterprises Ltd., Class A (Bermuda)(a)(b)	770,814
146,101	Charming Shoppes, Inc.(a)	861,996
26,050	Cheesecake Factory, Inc. (The)(a)	820,575
10,136	Cherokee, Inc.	131,565
53,825	Chico's FAS, Inc.	826,752

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,215	Children's Place Retail Stores, Inc. (The)(a)	$745,566
22,380	ChinaCast Education Corp.(a)(b)	47,446
7,157	Choice Hotels International, Inc.	269,246
49,610	Christopher & Banks Corp.	92,771
4,468	Churchill Downs, Inc.	265,220
15,964	Citi Trends, Inc.(a)	177,839
38,748	Clear Channel Outdoor Holdings, Inc., Class A	293,322
9,801	Coinstar, Inc.(a)(b)	615,405
187,175	Coldwater Creek, Inc.(a)	185,303
6,599	Columbia Sportswear Co.	310,813
21,897	Conn's, Inc.(a)	358,016
155,841	Corinthian Colleges, Inc.(a)	598,429
17,708	Cost Plus, Inc.(a)	343,004
13,859	Cracker Barrel Old Country Store, Inc.	797,170
19,299	Crocs, Inc.(a)	389,840
6,312	CSS Industries, Inc.	120,875
17,561	CTC Media, Inc.	190,186
34,370	Cumulus Media, Inc., Class A(a)(b)	124,763
7,600	Deckers Outdoor Corp.(a)(b)	387,676
15,259	Delphi Automotive PLC (Jersey Islands)(a)	468,299
6,047	Delta Apparel, Inc.(a)	86,533
71,759	Denny's Corp.(a)	297,082
11,020	Destination Maternity Corp.	218,637
22,583	DeVry, Inc.	726,043
27,501	Digital Generation, Inc.(a)	255,209
9,281	DineEquity, Inc.(a)	450,871
3,833	Dorman Products, Inc.(a)	183,141
39,866	DreamWorks Animation SKG, Inc., Class A(a)(b)	717,987
7,711	Drew Industries, Inc.(a)	229,634
8,669	DSW, Inc., Class A	487,718
8,928	Dunkin' Brands Group, Inc.	288,999
38,667	E.W. Scripps Co. (The), Class A(a)	354,190
28,685	Education Management Corp.(a)	355,694
45,426	Entercom Communications Corp., Class A(a)	281,187
16,915	Ethan Allen Interiors, Inc.	392,428
27,249	Express, Inc.(a)	643,621
40,356	Federal-Mogul Corp.(a)	521,803
20,025	Finish Line, Inc. (The), Class A	445,756
3,690	Fisher Communications, Inc.(a)	120,995
34,942	Fred's, Inc., Class A	500,369
10,023	Fuel Systems Solutions, Inc.(a)	235,039
129,257	Furniture Brands International, Inc.(a)(b)	204,226
23,887	Gaylord Entertainment Co.(a)	751,963
10,613	Genesco, Inc.(a)	795,975
13,243	G-III Apparel Group Ltd.(a)	355,575
20,962	GNC Holdings, Inc., Class A	818,776
4,717	Gordmans Stores, Inc.(a)	100,189
7,933	Grand Canyon Education, Inc.(a)	137,955
36,025	Gray Television, Inc.(a)	64,845

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
48,124	Harte-Hanks, Inc.	$404,242
16,250	Haverty Furniture Cos., Inc.	195,000
11,587	Helen of Troy Ltd.(a)	400,910
18,816	hhgregg, Inc.(a)(b)	196,815
5,793	Hibbett Sports, Inc.(a)	345,958
27,064	Hillenbrand, Inc.	566,720
33,851	Hot Topic, Inc.	331,740
241,775	Hovnanian Enterprises, Inc., Class A(a)(b)	483,550
28,671	Iconix Brand Group, Inc.(a)	439,813
17,048	International Speedway Corp., Class A	455,011
19,220	Interval Leisure Group, Inc.	332,122
20,709	Isle of Capri Casinos, Inc.(a)	129,431
11,944	ITT Educational Services, Inc.(a)(b)	788,543
27,959	JAKKS Pacific, Inc.	533,178
9,198	Jos. A. Bank Clothiers, Inc.(a)	437,365
33,245	Journal Communications, Inc., Class A(a)	139,297
7,597	K12, Inc.(a)	193,723
5,317	Kenneth Cole Productions, Inc., Class A(a)	84,700
7,990	Kirkland's, Inc.(a)	116,974
13,452	Knology, Inc.(a)	261,641
17,283	Krispy Kreme Doughnuts, Inc.(a)	126,684
54,829	K-Swiss, Inc., Class A(a)(b)	201,771
28,940	La-Z-Boy, Inc.(a)	436,126
16,969	LeapFrog Enterprises, Inc.(a)	158,490
17,695	Libbey, Inc.(a)	252,508
14,729	Life Time Fitness, Inc.(a)	685,782
6,290	Lifetime Brands, Inc.	73,278
36,702	LIN TV Corp., Class A(a)	144,973
28,330	Lincoln Educational Services Corp.	207,942
44,098	Lions Gate Entertainment Corp. (Canada)(a)(b)	539,319
21,309	Lithia Motors, Inc., Class A	571,720
84,894	Liz Claiborne, Inc.(a)(b)	1,137,580
27,980	LodgeNet Interactive Corp.(a)(b)	64,354
3,865	Lululemon Athletica, Inc.(a)(b)	286,551
7,248	Lumber Liquidators Holdings, Inc.(a)(b)	209,685
17,293	M/I Homes, Inc.(a)	229,997
21,452	Madison Square Garden Co. (The), Class A(a)	771,628
12,039	Maidenform Brands, Inc.(a)	274,850
16,234	Marcus Corp.	203,087
22,719	MarineMax, Inc.(a)	242,185
13,838	Matthews International Corp., Class A	415,140
159,193	McClatchy Co. (The), Class A(a)(b)	433,005
28,858	MDC Holdings, Inc.	811,198
28,573	Media General, Inc., Class A(a)(b)	102,006
23,048	Meredith Corp.(b)	664,474
27,807	Meritage Homes Corp.(a)	789,441
54,171	Modine Manufacturing Co.(a)	427,951
5,680	Monro Muffler Brake, Inc.	234,357
25,163	Morgans Hotel Group Co.(a)	124,808
3,456	Morningstar, Inc.	199,480
11,127	Motorcar Parts of America, Inc.(a)(b)	84,120

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,512	Movado Group, Inc.	$212,965
12,996	Multimedia Games Holding Co., Inc.(a)	147,635
22,878	National CineMedia, Inc.	326,927
5,857	Netflix, Inc.(a)	469,380
34,903	New York & Co., Inc.(a)	137,867
8,569	Nexstar Broadcasting Group, Inc., Class A(a)	66,410
26,469	Nutrisystem, Inc.(b)	306,511
47,871	Orbitz Worldwide, Inc.(a)	174,729
39,343	Orient-Express Hotels Ltd., Class A(a)	420,577
23,597	Overstock.com, Inc.(a)(b)	142,290
5,998	Oxford Industries, Inc.	287,844
11,051	P.F. Chang's China Bistro, Inc.	438,614
110,356	Pacific Sunwear of California, Inc.(a)(b)	162,223
4,263	Panera Bread Co., Class A(a)	673,213
8,991	Papa John's International, Inc.(a)	362,157
2,518	Peet's Coffee & Tea, Inc.(a)	193,433
41,701	Pep Boys - Manny, Moe & Jack (The)	622,596
15,335	Perry Ellis International, Inc.(a)	286,918
6,919	PetMed Express, Inc.	93,199
20,730	Pier 1 Imports, Inc.	356,141
52,334	Pinnacle Entertainment, Inc.(a)	580,907
17,636	Pool Corp.	650,945
152,584	Quiksilver, Inc.(a)	527,941
9,070	Red Lion Hotels Corp.(a)	75,644
8,501	Red Robin Gourmet Burgers, Inc.(a)	303,146
74,665	Ruby Tuesday, Inc.(a)	507,722
5,508	rue21, Inc.(a)	167,168
24,603	Ruth's Hospitality Group, Inc.(a)	170,253
43,090	Ryland Group, Inc. (The)	969,956
32,242	Sally Beauty Holdings, Inc.(a)	857,637
23,617	Scholastic Corp.	721,499
66,958	School Specialty, Inc.(a)(b)	218,953
47,800	Scientific Games Corp., Class A(a)	485,648
55,041	Sealy Corp.(a)(b)	113,384
7,961	Select Comfort Corp.(a)	229,914
12,415	Shoe Carnival, Inc.(a)	241,348
11,570	Shuffle Master, Inc.(a)	204,442
6,592	Shutterfly, Inc.(a)	205,143
17,015	Sinclair Broadcast Group, Inc., Class A	174,914
193,469	Sirius XM Radio, Inc.(a)(b)	437,240
15,223	Six Flags Entertainment Corp.	729,334
48,605	Skechers U.S.A., Inc., Class A(a)(b)	907,455
14,294	Skyline Corp.	78,474
29,411	Smith & Wesson Holding Corp.(a)	242,641
1,980	SodaStream International Ltd. (Israel)(a)(b)	68,013
50,079	Sonic Corp.(a)	361,570
16,961	Sotheby's	666,907
31,108	Spartan Motors, Inc.	135,320
8,847	Speedway Motorsports, Inc.	150,930
36,609	Stage Stores, Inc.	559,019
11,358	Standard Motor Products, Inc.	171,165

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
55,581	Standard Pacific Corp.(a)(b)	$281,240
34,527	Stein Mart, Inc.(a)	221,663
5,659	Steiner Leisure Ltd.(a)	265,747
4,152	Steinway Musical Instruments, Inc.(a)	104,672
6,508	Steven Madden Ltd.(a)	281,211
56,654	Stewart Enterprises, Inc., Class A	358,053
24,095	Stoneridge, Inc.(a)	207,699
4,534	Strayer Education, Inc.(b)	447,415
2,537	Sturm Ruger & Co., Inc.	144,787
20,240	Superior Industries International, Inc.	346,306
48,228	SuperMedia, Inc.(a)(b)	82,952
7,004	Systemax, Inc.(a)	120,259
177,750	Talbots, Inc. (The)(a)(b)	526,140
6,250	Tempur-Pedic International, Inc.(a)	367,750
20,277	Texas Roadhouse, Inc.	349,778
24,885	Thor Industries, Inc.	841,860
7,622	Tower International, Inc.(a)	81,098
8,773	Town Sports International Holdings, Inc.(a)	112,470
111,976	TravelCenters of America LLC(a)	705,449
16,056	TripAdvisor, Inc.(a)(b)	602,261
8,473	True Religion Apparel, Inc.(a)	230,127
49,562	Tuesday Morning Corp.(a)	200,230
4,699	Ulta Salon, Cosmetics & Fragrance, Inc.	414,358
3,025	Under Armour, Inc., Class A(a)	296,238
18,954	Unifi, Inc.(a)	210,768
8,625	Universal Electronics, Inc.(a)	145,935
9,757	Universal Technical Institute, Inc.	117,084
18,092	Vail Resorts, Inc.	737,792
72,552	ValueVision Media, Inc., Class A(a)(b)	117,534
2,098	Vera Bradley, Inc.(a)(b)	54,506
7,168	Vitamin Shoppe, Inc.(a)	337,398
18,265	VOXX International Corp.(a)	231,783
6,551	Weight Watchers International, Inc.	497,614
13,545	West Marine, Inc.(a)	158,612
77,625	Wet Seal, Inc. (The), Class A(a)	255,386
22,114	Winnebago Industries, Inc.(a)(b)	215,611
30,018	WMS Industries, Inc.(a)	735,741
15,932	Wolverine World Wide, Inc.	668,347
29,483	World Wrestling Entertainment, Inc., Class A(b)	232,326
138,250	Zale Corp.(a)	378,805
5,306	Zumiez, Inc.(a)(b)	194,518
		82,291,579
	Consumer Staples—3.5%
19,051	Adecoagro SA (Luxembourg)(a)	169,935
68,550	Alliance One International, Inc.(a)	242,667
56,687	American Oriental Bioengineering, Inc.(a)(b)	78,058
16,130	Andersons, Inc. (The)	812,952
17,219	B&G Foods, Inc.	382,951
1,532	Boston Beer Co., Inc. (The), Class A(a)(b)	158,286

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,867	Calavo Growers, Inc.	$139,586
9,032	Cal-Maine Foods, Inc.	325,423
14,102	Central Garden & Pet Co.(a)	149,199
40,193	Central Garden & Pet Co., Class A(a)	429,663
4,288	Coca-Cola Bottling Co. Consolidated	275,075
26,666	Darling International, Inc.(a)	436,789
10,063	Diamond Foods, Inc.(b)	210,317
12,360	Elizabeth Arden, Inc.(a)	481,793
5,893	Fresh Market, Inc. (The)(a)	301,545
7,377	Green Mountain Coffee Roasters, Inc.(a)(b)	359,629
14,178	Hain Celestial Group, Inc. (The)(a)	670,619
55,592	Imperial Sugar Co.(b)	225,148
12,926	Ingles Markets, Inc., Class A	224,783
4,981	Inter Parfums, Inc.	78,451
4,784	J & J Snack Foods Corp.	268,191
6,989	Lancaster Colony Corp.	455,753
4,821	Medifast, Inc.(a)	92,660
10,981	Monster Beverage Corp.(a)	713,326
8,041	National Beverage Corp.(a)	119,489
11,639	Nu Skin Enterprises, Inc., Class A	620,359
6,595	Nutraceutical International Corp.(a)	101,101
15,192	Omega Protein Corp.(a)	108,775
84,470	Pilgrim's Pride Corp.(a)	603,116
19,062	Prestige Brands Holdings, Inc.(a)	323,863
5,840	PriceSmart, Inc.	482,034
10,636	Revlon, Inc., Class A(a)	181,663
12,789	Sanderson Farms, Inc.(b)	660,040
10,114	Schiff Nutrition International, Inc.(a)	166,375
8,398	Seneca Foods Corp., Class A(a)	195,589
24,685	Smart Balance, Inc.(a)	145,641
23,289	Snyders-Lance, Inc.	602,719
25,718	Spartan Stores, Inc.	468,839
22,845	Spectrum Brands Holdings, Inc.(a)	788,381
17,884	Susser Holdings Corp.(a)	477,324
9,727	Tootsie Roll Industries, Inc.(b)	231,600
14,505	TreeHouse Foods, Inc.(a)	834,182
3,175	USANA Health Sciences, Inc.(a)(b)	132,398
23,435	Vector Group Ltd.(b)	406,597
3,723	Village Super Market, Inc., Class A	102,755
5,886	WD-40 Co.	265,341
8,501	Weis Markets, Inc.	379,145
20,051	Zhongpin, Inc.(a)(b)	189,281
		16,269,406
	Energy—5.7%
2,208	Adams Resources & Energy, Inc.	134,092
33,586	Alon USA Energy, Inc.	303,617
15,281	Amyris, Inc.(a)(b)	47,830
4,508	Approach Resources, Inc.(a)	161,747
43,580	ATP Oil & Gas Corp.(a)(b)	329,465
25,850	Basic Energy Services, Inc.(a)	372,240

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,835	Berry Petroleum Co., Class A	$630,184
28,677	BPZ Resources, Inc.(a)(b)	116,142
185,432	Cal Dive International, Inc.(a)	717,622
19,034	Callon Petroleum Co.(a)	110,588
3,205	CARBO Ceramics, Inc.(b)	269,508
10,315	Carrizo Oil & Gas, Inc.(a)	289,233
1,990	Clayton Williams Energy, Inc.(a)	146,345
6,574	Clean Energy Fuels Corp.(a)(b)	126,484
45,865	Cloud Peak Energy, Inc.(a)	705,862
7,498	Cobalt International Energy, Inc.(a)	200,646
44,944	Comstock Resources, Inc.(a)(b)	789,666
3,290	Contango Oil & Gas Co.(a)	178,515
3,196	Continental Resources, Inc.(a)	285,243
4,221	Core Laboratories NV (Netherlands)	578,193
26,355	Crimson Exploration, Inc.(a)(b)	143,635
45,572	Crosstex Energy, Inc.	679,023
4,695	Dawson Geophysical Co.(a)	126,061
19,935	Delek US Holdings, Inc.	324,940
172,756	DHT Holdings, Inc.(b)	138,205
6,384	Dril-Quip, Inc.(a)	430,218
12,603	Endeavour International Corp.(a)	157,285
20,345	Energy Partners Ltd.(a)	331,217
11,501	Energy XXI Bermuda Ltd. (Bermuda)(a)	433,358
32,584	Gastar Exploration Ltd. (Canada)(a)	91,561
2,859	GeoResources, Inc.(a)	107,813
10,127	Global Geophysical Services, Inc.(a)	96,915
63,706	GMX Resources, Inc.(a)(b)	87,277
9,435	Goodrich Petroleum Corp.(a)(b)	158,225
75,078	Gran Tierra Energy, Inc. (Canada)(a)	484,253
13,976	Green Plains Renewable Energy, Inc.(a)	111,668
6,841	Gulf Island Fabrication, Inc.	191,685
12,065	Gulfmark Offshore, Inc., Class A(a)	581,171
4,805	Gulfport Energy Corp.(a)	125,939
15,671	Harvest Natural Resources, Inc.(a)(b)	107,816
19,400	Heckmann Corp.(a)(b)	73,720
152,428	Hercules Offshore, Inc.(a)	774,334
15,048	Hornbeck Offshore Services, Inc.(a)	626,448
6,469	InterOil Corp. (Canada)(a)(b)	390,986
55,720	ION Geophysical Corp.(a)	347,136
53,029	James River Coal Co.(a)(b)	263,024
21,477	Knightsbridge Tankers Ltd. (Bermuda)(b)	271,899
10,480	Kodiak Oil & Gas Corp. (Canada)(a)	92,748
30,562	L&L Energy, Inc.(a)(b)	68,764
34,598	Lone Pine Resources, Inc.(a)	206,204
5,177	Lufkin Industries, Inc.	397,801
17,026	Matrix Service Co.(a)	232,405
42,009	McMoRan Exploration Co.(a)(b)	369,679
17,444	Miller Energy Resources, Inc.(a)(b)	94,721
3,395	Mitcham Industries, Inc.(a)	80,665
7,104	Natural Gas Services Group, Inc.(a)	92,636
48,874	Newpark Resources, Inc.(a)	310,839

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
43,547	Nordic American Tankers Ltd. (Bermuda)(b)	$632,302
6,857	Northern Oil And Gas, Inc.(a)	133,231
5,600	Oasis Petroleum, Inc.(a)	185,192
14,209	Ocean Rig UDW, Inc. (Marshall Islands)(a)	247,663
307,243	Oilsands Quest, Inc.(a)	13,749
690	OYO Geospace Corp.(a)	79,502
100,106	Parker Drilling Co.(a)	517,548
90,518	Patriot Coal Corp.(a)(b)	527,720
138,736	Penn Virginia Corp.	710,328
14,291	Petroleum Development Corp.(a)	491,467
45,442	PetroQuest Energy, Inc.(a)	274,470
6,395	PHI, Inc.(a)	170,299
40,730	Pioneer Drilling Co.(a)	320,952
52,633	Quicksilver Resources, Inc.(a)(b)	247,375
11,366	Resolute Energy Corp.(a)(b)	120,593
4,646	REX American Resources Corp.(a)	128,880
9,169	Rex Energy Corp.(a)	96,366
9,449	Rosetta Resources, Inc.(a)	475,001
22,996	RPC, Inc.(b)	237,779
18,041	Scorpio Tankers, Inc. (Marshall Islands)(a)	122,138
24,798	Stone Energy Corp.(a)	695,584
26,607	Swift Energy Co.(a)	804,862
77,755	Teekay Tankers Ltd., Class A (Marshall Islands)(b)	401,216
19,999	Tesco Corp. (Canada)(a)	326,584
75,586	TETRA Technologies, Inc.(a)	658,354
53,811	TransAtlantic Petroleum Ltd. (Bermuda)(a)(b)	62,421
34,505	Tsakos Energy Navigation Ltd. (Bermuda)	219,107
14,896	Union Drilling, Inc.(a)	82,971
22,440	VAALCO Energy, Inc.(a)	203,531
174,633	Vantage Drilling Co. (Cayman Islands)(a)(b)	275,920
11,084	Venoco, Inc.(a)	123,143
13,488	W&T Offshore, Inc.	266,658
27,606	Warren Resources, Inc.(a)	85,303
9,558	Westmoreland Coal Co.(a)	96,440
89,095	Willbros Group, Inc.(a)	481,113
		26,611,258
	Financials—21.6%
10,152	1st Source Corp.	230,349
11,841	1st United Bancorp, Inc.(a)	71,756
16,339	Acadia Realty Trust REIT	378,738
4,736	Agree Realty Corp. REIT	107,981
307	Alexander's, Inc. REIT	119,616
3,202	Alliance Financial Corp.	97,693
2,788	Altisource Portfolio Solutions SA (Luxembourg)(a)	166,806
3,730	American Assets Trust, Inc. REIT	87,692
17,447	American Campus Communities, Inc. REIT	775,519
54,265	American Equity Investment Life Holding Co.(b)	665,289
8,806	American National Insurance Co.	618,181

See Notes to Financial Statements.

38

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,702	American Safety Insurance Holdings Ltd. (Bermuda)(a)	$164,729
12,242	Ameris Bancorp(a)	151,801
11,358	AMERISAFE, Inc.(a)	303,486
3,180	Ames National Corp.	70,214
8,957	AmTrust Financial Services, Inc.	243,989
115,148	Anworth Mortgage Asset Corp. REIT	776,098
9,825	Apollo Commercial Real Estate Finance, Inc. REIT	158,477
23,776	Argo Group International Holdings Ltd. (Bermuda)	686,175
6,362	Arrow Financial Corp.	152,306
24,381	Artio Global Investors, Inc.(b)	88,259
87,322	Ashford Hospitality Trust, Inc. REIT	745,730
14,289	Associated Estates Realty Corp. REIT	241,913
13,158	AV Homes, Inc.(a)	164,080
3,972	Baldwin & Lyons, Inc., Class B	86,470
3,118	BancFirst Corp.	130,021
16,721	Banco Latinoamericano de Comercio Exterior SA, Class E (Supranational)	348,633
15,585	Bancorp, Inc. (The)(a)	160,058
27,449	Bank Mutual Corp.	107,051
2,409	Bank of Marin Bancorp	89,302
6,125	Bank of the Ozarks, Inc.	189,262
12,541	BankFinancial Corp.	83,523
18,806	BankUnited, Inc.	462,628
11,661	Banner Corp.	255,959
17,420	BBCN Bancorp, Inc.(a)	191,272
10,434	Beneficial Mutual Bancorp, Inc.(a)	90,463
9,067	Berkshire Hills Bancorp, Inc.	205,730
23,779	BGC Partners, Inc., Class A	165,740
9,547	BOK Financial Corp.	544,465
34,669	Boston Private Financial Holdings, Inc.	323,115
3,765	Bridge Bancorp, Inc.	73,342
45,728	Brookline Bancorp, Inc.	410,637
5,479	Bryn Mawr Bank Corp.	117,744
25,568	Calamos Asset Management, Inc., Class A	330,339
3,443	Camden National Corp.	111,966
9,041	Campus Crest Communities, Inc. REIT	105,328
59,191	Capitol Federal Financial, Inc.	699,046
50,024	CapLease, Inc. REIT	207,600
62,711	Capstead Mortgage Corp. REIT	861,022
9,670	Cardinal Financial Corp.	116,717
12,553	Cash America International, Inc.	586,853
41,680	Cathay General Bancorp	717,730
15,658	CBOE Holdings, Inc.	413,998
76,293	Cedar Realty Trust, Inc. REIT	398,249
14,989	Centerstate Banks, Inc.	120,512
18,224	Central Pacific Financial Corp.(a)	259,145
18,889	Chemical Financial Corp.	416,880
6,569	Chesapeake Lodging Trust REIT	118,899

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,747	Citizens & Northern Corp.	$108,848
48,196	Citizens Republic Bancorp, Inc.(a)	813,067
12,658	Citizens, Inc.(a)	121,643
9,531	City Holding Co.(b)	317,859
17,674	CNA Financial Corp.	541,178
5,642	CNB Financial Corp.	92,754
24,854	CoBiz Financial, Inc.	155,337
3,609	Cohen & Steers, Inc.	127,181
5,120	Colony Financial, Inc. REIT	86,989
14,804	Columbia Banking System, Inc.	303,334
15,819	Community Bank System, Inc.	444,830
9,532	Community Trust Bancorp, Inc.	304,547
4,265	Coresite Realty Corp. REIT	106,241
81,185	Cousins Properties, Inc. REIT	638,114
53,675	Cowen Group, Inc., Class A(a)	135,261
15,863	Crawford & Co., Class A	59,328
19,782	Crawford & Co., Class B	94,360
1,384	Credit Acceptance Corp.(a)	130,138
8,386	CreXus Investment Corp. REIT	87,969
44,794	CubeSmart REIT	562,613
51,119	CVB Financial Corp.	591,447
21,114	CYS Investments, Inc. REIT	289,895
19,838	DFC Global Corp.(a)	346,768
941	Diamond Hill Investment Group, Inc.	71,412
20,843	Dime Community Bancshares	288,884
4,445	Donegal Group, Inc., Class A	60,541
163,941	Doral Financial Corp.(a)	300,012
38,876	Douglas Emmett, Inc. REIT	903,478
8,429	Duff & Phelps Corp., Class A	134,021
13,446	DuPont Fabros Technology, Inc. REIT(b)	365,059
11,418	Dynex Capital, Inc. REIT	107,672
5,613	Eagle Bancorp, Inc.(a)	99,855
10,630	EastGroup Properties, Inc. REIT	534,689
12,937	Edelman Financial Group, Inc.	114,234
24,608	Education Realty Trust, Inc. REIT	277,332
7,183	eHealth, Inc.(a)	127,283
22,795	Employers Holdings, Inc.	394,809
2,551	Enstar Group Ltd. (Bermuda)(a)	240,228
9,742	Enterprise Financial Services Corp.	117,781
5,523	Equity Lifestyle Properties, Inc. REIT	386,279
24,350	Equity One, Inc. REIT	505,993
5,268	ESB Financial Corp.	70,749
7,003	ESSA Bancorp, Inc.	68,279
5,249	Evercore Partners, Inc., Class A	138,731
24,951	Extra Space Storage, Inc. REIT	757,263
11,964	EZCORP, Inc., Class A(a)	320,516
11,521	FBL Financial Group, Inc., Class A(b)	335,492
30,172	FBR & Co.(a)	79,956
5,541	Federal Agricultural Mortgage Corp., Class C	126,667
133,314	FelCor Lodging Trust, Inc. REIT(a)	562,585

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,952	Financial Engines, Inc.(a)	$90,264
5,675	Financial Institutions, Inc.	96,021
11,064	First Bancorp	110,861
21,388	First BanCorp.(a)	91,113
44,981	First Busey Corp.	208,712
6,296	First Cash Financial Services, Inc.(a)	257,884
2,675	First Citizens BancShares, Inc., Class A	463,578
92,681	First Commonwealth Financial Corp.	595,939
13,304	First Community Bancshares, Inc.	178,141
5,246	First Defiance Financial Corp.	90,126
27,295	First Financial Bancorp.	458,829
11,657	First Financial Bankshares, Inc.(b)	394,473
5,391	First Financial Corp.	161,730
14,948	First Financial Holdings, Inc.	172,500
45,864	First Industrial Realty Trust, Inc. REIT(a)	565,962
13,428	First Interstate BancSystem, Inc.	189,201
18,602	First Merchants Corp.	229,363
58,712	First Midwest Bancorp, Inc.	625,283
2,982	First of Long Island Corp. (The)	82,094
30,325	First Potomac Realty Trust REIT	377,243
368,155	Flagstar Bancorp, Inc.(a)	320,442
39,406	Flagstone Reinsurance Holdings SA (Luxembourg)	295,545
20,311	Flushing Financial Corp.	264,652
49,096	Forest City Enterprises, Inc., Class A(a)	783,081
16,623	Forestar Group, Inc.(a)	255,662
53,009	Franklin Street Properties Corp. REIT	533,801
14,313	FXCM, Inc., Class A	165,745
12,871	Gain Capital Holdings, Inc.(b)	66,028
2,047	GAMCO Investors, Inc., Class A	92,238
5,416	German American Bancorp, Inc.	103,121
12,644	Getty Realty Corp. REIT(b)	200,028
66,052	GFI Group, Inc.	217,972
43,355	Glacier Bancorp, Inc.	645,989
6,585	Gladstone Commercial Corp. REIT	111,879
60,304	Gleacher & Co., Inc.(a)	62,716
45,804	Glimcher Realty Trust REIT	453,002
9,504	Global Indemnity PLC (Ireland)(a)	171,167
9,451	Government Properties Income Trust REIT	219,452
50,347	Gramercy Capital Corp. REIT(a)	129,392
7,152	Great Southern Bancorp, Inc.	171,934
3,520	Green Dot Corp., Class A(a)(b)	92,893
8,853	Greenhill & Co., Inc.	343,939
13,146	Greenlight Capital Re Ltd., Class A (Cayman Islands)(a)	327,335
9,995	Hallmark Financial Services, Inc.(a)	75,162
18,552	Hancock Holding Co.	597,003
23,183	Hanmi Financial Corp.(a)	241,799
6,344	Harleysville Group, Inc.	380,259
36,412	Healthcare Realty Trust, Inc. REIT	782,130
5,590	Heartland Financial USA, Inc.	103,527

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,456	Heritage Financial Corp.	$97,674
78,091	Hersha Hospitality Trust REIT	449,023
6,876	HFF, Inc., Class A(a)	112,354
25,910	Hilltop Holdings, Inc.(a)	205,466
6,157	Home BancShares, Inc.	179,415
33,868	Horace Mann Educators Corp.	594,383
14,573	Howard Hughes Corp. (The)(a)	977,994
6,876	Hudson Pacific Properties, Inc. REIT	108,847
10,932	Hudson Valley Holding Corp.	200,384
11,063	IBERIABANK Corp.(b)	564,987
10,410	ICG Group, Inc.(a)	98,687
10,215	Independent Bank Corp.	286,735
9,140	Infinity Property & Casualty Corp.	488,167
62,121	Inland Real Estate Corp. REIT	534,241
37,142	International Bancshares Corp.	732,812
5,900	INTL FCStone, Inc.(a)	126,850
27,004	Invesco Mortgage Capital, Inc. REIT(c)	476,351
60,139	Investment Technology Group, Inc.(a)	613,418
15,873	Investors Bancorp, Inc.(a)	245,079
60,105	Investors Real Estate Trust REIT	433,958
57,527	Janus Capital Group, Inc.	436,055
3,876	Kansas City Life Insurance Co.(b)	126,125
15,404	KBW, Inc.	262,484
5,849	Kennedy-Wilson Holdings, Inc.	82,237
52,023	Kite Realty Group Trust REIT	265,838
13,417	Lakeland Bancorp, Inc.	122,631
7,427	Lakeland Financial Corp.	193,399
30,517	LaSalle Hotel Properties REIT	897,505
16,580	LPL Investment Holdings, Inc.(a)	595,056
8,785	LTC Properties, Inc. REIT	292,365
50,268	Maiden Holdings Ltd. (Bermuda)	417,224
13,062	MainSource Financial Group, Inc.	152,695
3,294	MarketAxess Holdings, Inc.	113,017
32,961	MB Financial, Inc.	681,304
32,086	Meadowbrook Insurance Group, Inc.	283,319
48,495	Medical Properties Trust, Inc. REIT	454,883
11,514	Metro Bancorp, Inc.(a)	133,217
12,187	Mid-America Apartment Communities, Inc. REIT	829,569
19,788	Mission West Properties, Inc. REIT	173,739
13,134	Monmouth Real Estate Investment Corp., Class A REIT	134,755
71,492	MPG Office Trust, Inc. REIT(a)(b)	150,848
2,815	National Bankshares, Inc.	83,634
33,274	National Financial Partners Corp.(a)	490,792
5,828	National Health Investors, Inc. REIT	288,311
72,293	National Penn Bancshares, Inc.	666,541
1,713	National Western Life Insurance Co., Class A	233,071
9,107	Navigators Group, Inc. (The)(a)	432,582
21,543	NBT Bancorp, Inc.	442,709
12,800	Nelnet, Inc., Class A	330,496

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,485	Netspend Holdings, Inc.(a)	$64,741
9,246	New York Mortgage Trust, Inc. REIT	63,520
113,376	Newcastle Investment Corp. REIT	801,568
18,581	NewStar Financial, Inc.(a)	220,556
5,397	Nicholas Financial, Inc. (Canada)	71,402
5,292	Northfield Bancorp, Inc.(b)	73,876
147,085	NorthStar Realty Finance Corp. REIT	838,384
50,886	Northwest Bancshares, Inc.	626,916
8,766	OceanFirst Financial Corp.	127,721
36,295	Ocwen Financial Corp.(a)	541,158
58,986	Old National Bancorp	756,201
34,824	OMEGA Healthcare Investors, Inc. REIT	745,582
5,149	OmniAmerican Bancorp, Inc.(a)	103,237
7,964	One Liberty Properties, Inc. REIT	150,599
22,656	OneBeacon Insurance Group Ltd., Class A	322,395
9,642	Oppenheimer Holdings, Inc., Class A	164,493
30,022	Oriental Financial Group, Inc.	354,860
14,987	Oritani Financial Corp.	222,107
11,850	Pacific Continental Corp.	105,347
21,348	PacWest Bancorp	508,509
10,728	Park National Corp.(b)	721,458
15,321	Park Sterling Corp.(a)	72,162
26,314	Parkway Properties, Inc. REIT	260,245
11,141	Pebblebrook Hotel Trust REIT	268,275
1,887	Penns Woods Bancorp, Inc.	74,423
57,716	Pennsylvania REIT	813,218
10,624	PennyMac Mortgage Investment Trust REIT	215,561
5,729	Peoples Bancorp, Inc.	105,356
125,700	Phoenix Cos., Inc. (The)(a)	263,970
9,835	PICO Holdings, Inc.(a)	236,138
18,353	Pinnacle Financial Partners, Inc.(a)	335,860
18,029	Piper Jaffray Companies, Inc.(a)	437,203
16,281	Post Properties, Inc. REIT	792,885
14,470	Presidential Life Corp.	167,563
31,403	PrivateBancorp, Inc.	493,969
12,752	Prosperity Bancshares, Inc.	594,881
38,613	Provident Financial Services, Inc.	567,611
21,947	Provident New York Bancorp	185,233
6,632	PS Business Parks, Inc. REIT	452,634
103,498	Radian Group, Inc.(b)	322,914
139,229	RAIT Financial Trust REIT	673,868
31,896	Ramco-Gershenson Properties Trust REIT	384,028
18,334	Renasant Corp.	293,344
8,986	Republic Bancorp, Inc., Class A	211,441
66,593	Resource Capital Corp. REIT	359,602
11,369	Retail Opportunity Investments Corp. REIT(b)	138,133
11,325	RLI Corp.	780,066
33,813	RLJ Lodging Trust REIT	635,008
8,013	Rockville Financial, Inc.	93,832
6,241	Rouse Properties, Inc. REIT(a)(b)	83,879
19,213	S&T Bancorp, Inc.	359,667

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,082	S.Y. Bancorp, Inc.	$164,302
48,495	Sabra Health Care REIT, Inc.	811,806
5,562	Safeguard Scientifics, Inc.(a)	90,994
8,384	Safety Insurance Group, Inc.	334,102
14,365	Sandy Spring Bancorp, Inc.	258,714
6,288	Saul Centers, Inc. REIT	251,583
6,726	SCBT Financial Corp.	231,307
19,804	Seabright Holdings, Inc.	178,038
43,753	Seacoast Banking Corp. of Florida(a)	70,880
9,835	Signature Bank(a)	646,061
9,735	Simmons First National Corp., Class A	236,950
9,254	Southside Bancshares, Inc.	188,782
21,325	Southwest Bancorp, Inc.(a)	193,844
11,903	Sovran Self Storage, Inc. REIT	627,288
24,927	St. Joe Co. (The)(a)(b)	444,448
30,521	Starwood Property Trust, Inc. REIT	636,973
10,449	State Auto Financial Corp.	149,734
15,230	StellarOne Corp.	190,527
19,811	Sterling Bancorp	188,403
13,384	Sterling Financial Corp.(a)	259,917
24,827	Stewart Information Services Corp.	365,453
19,335	Stifel Financial Corp.(a)	704,181
72,116	Strategic Hotels & Resorts, Inc. REIT(a)	491,110
11,945	Suffolk Bancorp(a)	141,907
12,417	Summit Hotel Properties, Inc. REIT	103,806
9,329	Sun Communities, Inc. REIT	408,144
87,973	Sunstone Hotel Investors, Inc. REIT(a)	897,325
50,507	SWS Group, Inc.	284,859
18,940	Tanger Factory Outlet Centers, Inc. REIT	593,201
4,445	Territorial Bancorp, Inc.	96,545
10,119	Texas Capital Bancshares, Inc.(a)	381,587
30,325	TFS Financial Corp.(a)	298,095
4,225	Tompkins Financial Corp.	159,916
25,085	Tower Group, Inc.	541,334
17,431	TowneBank(b)	226,952
7,481	TriCo Bancshares	122,988
69,918	TrustCo Bank Corp. NY	382,451
13,613	Two Harbors Investment Corp. REIT	142,392
12,786	UMB Financial Corp.	614,367
7,349	UMH Properties, Inc. REIT	86,645
36,275	Umpqua Holdings Corp.	480,281
13,034	Union First Market Bankshares Corp.	181,955
25,291	United Bankshares, Inc.(b)	668,441
19,636	United Community Banks, Inc.(a)(b)	184,775
6,761	United Financial Bancorp, Inc.	108,446
14,716	United Fire Group, Inc.	253,410
3,120	Universal Health Realty Income Trust REIT	126,173
30,780	Universal Insurance Holdings, Inc.	127,429
10,285	Univest Corp. of Pennsylvania	165,588
9,023	Urstadt Biddle Properties, Inc., Class A REIT	173,603
10,193	ViewPoint Financial Group	162,171

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,270	Virginia Commerce Bancorp, Inc.(a)	$143,054
7,577	Walker & Dunlop, Inc.(a)	98,880
11,779	Walter Investment Management Corp.	238,289
6,759	Washington Banking Co.	94,220
6,221	Washington Trust Bancorp, Inc.	147,251
18,046	WesBanco, Inc.	369,582
8,130	West Bancorporation, Inc.	78,048
8,909	West Coast Bancorp(a)	174,082
12,472	Westamerica Bancorp	572,091
40,732	Western Alliance Bancorp(a)	357,627
17,931	Westfield Financial, Inc.	133,945
2,586	Westwood Holdings Group, Inc.	95,113
39,808	Wilshire Bancorp, Inc.(a)	213,371
12,389	Winthrop Realty Trust REIT	132,191
19,178	Wintrust Financial Corp.	692,901
7,629	World Acceptance Corp.(a)	507,405
4,848	WSFS Financial Corp.	193,484
		99,985,829
	Health Care—8.4%
4,181	Abaxis, Inc.(a)	148,927
3,049	Accretive Health, Inc.(a)(b)	30,673
13,689	Accuray, Inc.(a)	105,405
57,187	Affymetrix, Inc.(a)	252,767
2,979	Air Methods Corp.(a)	250,564
33,924	Albany Molecular Research, Inc.(a)	108,218
4,275	Alexion Pharmaceuticals, Inc.(a)	386,118
9,771	Align Technology, Inc.(a)	309,838
9,248	Alkermes PLC (Ireland)(a)	159,990
30,960	Allscripts Healthcare Solutions, Inc.(a)	343,037
6,402	Almost Family, Inc.(a)	156,081
5,111	Alnylam Pharmaceuticals, Inc.(a)	58,214
5,312	AMAG Pharmaceuticals, Inc.(a)	83,186
59,401	Amedisys, Inc.(a)	874,977
41,552	AMN Healthcare Services, Inc.(a)	278,814
23,674	AmSurg Corp.(a)	680,864
15,445	Amylin Pharmaceuticals, Inc.(a)	400,180
3,996	Analogic Corp.	272,567
15,554	AngioDynamics, Inc.(a)	192,559
8,752	ArthroCare Corp.(a)	218,450
11,620	Assisted Living Concepts, Inc., Class A	208,114
1,579	athenahealth, Inc.(a)	114,399
534	Atrion Corp.	123,162
8,376	BioMarin Pharmaceutical, Inc.(a)	290,647
7,559	Bio-Rad Laboratories, Inc., Class A(a)	816,296
8,524	Bio-Reference Labs, Inc.(a)	181,732
45,120	BioScrip, Inc.(a)	334,339
14,585	Bruker Corp.(a)	219,213
85,956	Cambrex Corp.(a)	556,995
4,679	Cantel Medical Corp.	109,863
7,785	Capital Senior Living Corp.(a)	75,437

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,076	Cepheid, Inc.(a)	$79,739
8,247	Chemed Corp.	497,624
7,884	Chindex International, Inc.(a)	77,027
2,654	Computer Programs & Systems, Inc.	158,152
5,436	Conceptus, Inc.(a)	102,034
15,636	CONMED Corp.	447,033
10,215	Cooper Cos., Inc. (The)	900,657
2,758	CorVel Corp.(a)	119,945
35,051	Cross Country Healthcare, Inc.(a)	161,585
14,353	CryoLife, Inc.(a)	75,927
10,506	Cubist Pharmaceuticals, Inc.(a)	444,194
2,865	Cyberonics, Inc.(a)	109,729
14,502	Dendreon Corp.(a)(b)	168,948
11,315	Emergent Biosolutions, Inc.(a)	159,089
17,265	Emeritus Corp.(a)	296,958
3,301	Ensign Group, Inc. (The)	88,170
22,133	Enzon Pharmaceuticals, Inc.(a)	137,889
19,925	eResearchTechnology, Inc.(a)	157,407
5,011	Exactech, Inc.(a)	77,670
8,981	ExamWorks Group, Inc.(a)	104,539
81,014	Five Star Quality Care, Inc.(a)	277,878
8,542	Gen-Probe, Inc.(a)	696,600
80,923	Gentiva Health Services, Inc.(a)	670,042
13,803	Greatbatch, Inc.(a)	321,472
7,793	Haemonetics Corp.(a)	557,745
14,582	Hanger Orthopedic Group, Inc.(a)	343,406
40,056	HealthSouth Corp.(a)	896,854
57,020	Healthways, Inc.(a)	380,323
2,174	Hi-Tech Pharmacal Co., Inc.(a)	70,851
6,518	HMS Holdings Corp.(a)	156,823
23,507	Human Genome Sciences, Inc.(a)(b)	345,788
3,337	ICU Medical, Inc.(a)	175,159
7,965	IDEXX Laboratories, Inc.(a)	700,362
13,681	Illumina, Inc.(a)	609,215
19,770	Impax Laboratories, Inc.(a)	486,935
10,358	Integra LifeSciences Holdings Corp.(a)	385,628
5,293	InterMune, Inc.(a)	55,259
31,359	Invacare Corp.	497,040
4,297	IPC The Hospitalist Co., Inc.(a)	165,048
10,781	Isis Pharmaceuticals, Inc.(a)	86,248
3,651	Kensey Nash Corp.	103,798
3,570	Landauer, Inc.	188,210
9,883	LCA-Vision, Inc.(a)	73,134
11,877	LHC Group, Inc.(a)	210,342
5,038	Luminex Corp.(a)	126,152
17,951	Masimo Corp.(a)	397,256
15,868	MedAssets, Inc.(a)	200,095
13,899	Medical Action Industries, Inc.(a)	76,722
6,910	Medicines Co. (The)(a)	152,642
13,330	Medicis Pharmaceutical Corp., Class A	512,805
8,515	Meridian Bioscience, Inc.	174,983

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,238	Merit Medical Systems, Inc.(a)	$188,226
13,449	Metropolitan Health Networks, Inc.(a)	100,599
23,960	Molina Healthcare, Inc.(a)	614,574
5,149	Momenta Pharmaceuticals, Inc.(a)	81,766
3,711	MWI Veterinary Supply, Inc.(a)	350,318
12,658	Myriad Genetics, Inc.(a)	329,235
5,856	National Healthcare Corp.	267,034
14,435	Natus Medical, Inc.(a)	176,684
3,598	Neogen Corp.(a)	140,286
14,075	NuVasive, Inc.(a)	233,223
5,972	Obagi Medical Products, Inc.(a)	78,353
10,584	Omnicell, Inc.(a)	151,034
6,927	Onyx Pharmaceuticals, Inc.(a)	315,248
7,767	Orthofix International NV (Curacao)(a)	320,156
21,973	Pacific Biosciences of California, Inc.(a)(b)	59,327
13,873	Par Pharmaceutical Cos., Inc.(a)	587,383
22,046	PAREXEL International Corp.(a)	593,919
115,926	PDL BioPharma, Inc.(b)	729,175
50,114	PharMerica Corp.(a)	594,853
13,898	Providence Service Corp. (The)(a)	195,406
30,863	PSS World Medical, Inc.(a)	738,552
18,597	QLT, Inc. (Canada)(a)	123,856
6,547	Quality Systems, Inc.	244,858
2,557	Questcor Pharmaceuticals, Inc.(a)(b)	114,809
7,391	Quidel Corp.(a)(b)	122,099
22,333	RadNet, Inc.(a)	69,009
2,181	Regeneron Pharmaceuticals, Inc.(a)	295,002
23,427	ResMed, Inc.(a)	796,752
24,584	RTI Biologics, Inc.(a)	86,044
3,949	Salix Pharmaceuticals Ltd.(a)	195,081
39,651	Select Medical Holdings Corp.(a)	339,809
32,813	Sinovac Biotech Ltd. (China)(a)	70,876
12,893	Sirona Dental Systems, Inc.(a)	651,225
32,073	Skilled Healthcare Group, Inc., Class A(a)	246,000
82,057	Sun Healthcare Group, Inc.(a)	593,272
79,397	Sunrise Senior Living, Inc.(a)(b)	498,613
8,382	SurModics, Inc.(a)	123,970
24,687	Symmetry Medical, Inc.(a)	175,525
1,776	Synageva Biopharma Corp.(a)	67,452
10,968	Syneron Medical Ltd. (Israel)(a)	114,835
11,665	Team Health Holdings, Inc.(a)	251,264
5,839	Techne Corp.	390,863
9,824	Thoratec Corp.(a)	341,973
19,815	Triple-S Management Corp., Class B(a)	417,304
8,643	United Therapeutics Corp.(a)	378,131
5,942	US Physical Therapy, Inc.	144,866
42,373	Vanguard Health Systems, Inc.(a)	376,272
5,168	Vertex Pharmaceuticals, Inc.(a)	198,865
16,602	ViroPharma, Inc.(a)	361,093
6,304	Volcano Corp.(a)	171,154
15,035	West Pharmaceutical Services, Inc.	675,071

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,857	Wright Medical Group, Inc.(a)	$369,936
2,264	Young Innovations, Inc.	76,976
		38,728,963
	Industrials—17.3%
15,994	A.O. Smith Corp.	761,314
73,140	A123 Systems, Inc.(a)(b)	74,603
6,025	AAON, Inc.	122,910
26,873	AAR Corp.	415,188
2,423	Acacia Research Corp.(a)	99,343
46,760	ACCO Brands Corp.(a)	493,318
40,774	Accuride Corp.(a)	295,612
16,182	Aceto Corp.	145,638
22,270	Actuant Corp., Class A	607,303
1,858	Advisory Board Co. (The)(a)	169,375
47,440	Aegean Marine Petroleum Network, Inc. (Greece)	339,196
24,566	Aegion Corp.(a)	448,330
4,933	Aerovironment, Inc.(a)	119,971
12,213	Air Lease Corp.(a)(b)	287,250
66,794	Air Transport Services Group, Inc.(a)	354,008
56,870	Aircastle Ltd. (Bermuda)	690,970
5,384	Alamo Group, Inc.	181,333
17,822	Albany International Corp., Class A	429,510
3,915	Allegiant Travel Co.(a)	230,045
13,904	Altra Holdings, Inc.(a)	254,165
6,709	AMERCO	673,852
6,901	Ameresco, Inc., Class A(a)	84,123
3,941	American Railcar Industries, Inc.(a)	106,328
30,190	American Reprographics Co.(a)	164,837
2,564	American Science & Engineering, Inc.	167,455
30,548	American Superconductor Corp.(a)(b)	126,163
6,825	American Woodmark Corp.	122,509
7,108	Ampco-Pittsburgh Corp.	132,067
24,853	Apogee Enterprises, Inc.	381,742
18,713	Applied Industrial Technologies, Inc.	735,421
32,026	Arkansas Best Corp.	491,279
11,689	Astec Industries, Inc.(a)	365,749
2,028	Astronics Corp.(a)	64,389
4,172	AZZ, Inc.	215,734
22,322	Baltic Trading Ltd. (Marshall Islands)	103,797
19,137	Barnes Group, Inc.	505,217
4,265	Barrett Business Services, Inc.	84,447
28,774	Beacon Roofing Supply, Inc.(a)	767,978
17,444	Belden, Inc.	606,702
11,065	Blount International, Inc.(a)	178,921
25,707	Brady Corp., Class A	797,688
104,819	Broadwind Energy, Inc.(a)	35,638
27,450	Builders FirstSource, Inc.(a)	114,467
4,497	CAI International, Inc.(a)	92,908
4,468	Cascade Corp.	210,309

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24,647	Casella Waste Systems, Inc., Class A(a)	$148,621
45,698	CBIZ, Inc.(a)	277,387
10,795	CDI Corp.	191,503
15,462	Celadon Group, Inc.	241,671
81,265	Cenveo, Inc.(a)	232,418
17,941	Ceradyne, Inc.	454,266
6,469	Chart Industries, Inc.(a)	494,426
24,388	China Yuchai International Ltd. (Bermuda)	345,578
8,662	CIRCOR International, Inc.	269,561
12,096	CLARCOR, Inc.	580,850
11,119	Clean Harbors, Inc.(a)	758,761
17,944	CNH Global NV (Netherlands)(a)	821,297
10,374	Coleman Cable, Inc.(a)	88,179
4,858	Colfax Corp.(a)	164,638
15,304	Columbus McKinnon Corp.(a)	226,958
28,971	Comfort Systems USA, Inc.	306,513
16,581	Commercial Vehicle Group, Inc.(a)	176,422
10,968	Consolidated Graphics, Inc.(a)	438,610
8,971	Copa Holdings SA, Class A (Panama)	729,432
11,575	Corporate Executive Board Co. (The)	478,858
7,418	Costamare, Inc. (Marshall Islands)	104,594
12,079	Courier Corp.	124,051
8,063	CRA International, Inc.(a)	164,888
6,076	Cubic Corp.	280,893
72,233	Diana Shipping, Inc. (Greece)(a)	567,751
21,091	DigitalGlobe, Inc.(a)	258,787
23,362	Dolan Co. (The)(a)	187,130
11,715	Douglas Dynamics, Inc.	165,533
11,552	Ducommun, Inc.(a)	136,314
4,195	DXP Enterprises, Inc.(a)	181,937
24,204	Dycom Industries, Inc.(a)	566,132
4,760	Dynamic Materials Corp.	87,013
130,079	Eagle Bulk Shipping, Inc.(a)(b)	213,330
3,624	Echo Global Logistics, Inc.(a)	61,717
7,663	Encore Capital Group, Inc.(a)	181,613
12,209	Encore Wire Corp.	311,207
134,332	EnergySolutions, Inc.(a)	565,538
9,781	EnerNOC, Inc.(a)	58,784
21,451	Ennis, Inc.	338,068
12,447	EnPro Industries, Inc.(a)	515,430
9,334	ESCO Technologies, Inc.	321,090
113,070	Excel Maritime Carriers Ltd. (Liberia)(a)(b)	211,441
3,257	Exponent, Inc.(a)	155,685
72,715	Federal Signal Corp.(a)	375,209
22,965	Flow International Corp.(a)	94,386
7,713	Forward Air Corp.	260,545
5,570	Franklin Electric Co., Inc.	279,336
8,509	FreightCar America, Inc.	183,794
16,332	Furmanite Corp.(a)	102,238
19,563	Fushi Copperweld, Inc.(a)(b)	133,420
12,153	G&K Services, Inc., Class A	399,348

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
117,901	Genco Shipping & Trading Ltd.(a)(b)	$630,770
44,064	GenCorp, Inc.(a)(b)	302,720
12,058	Generac Holdings, Inc.(a)	290,357
9,393	Genesee & Wyoming, Inc., Class A(a)	506,377
43,460	Geo Group, Inc. (The)(a)	900,057
16,288	GeoEye, Inc.(a)	373,321
20,957	Gibraltar Industries, Inc.(a)	283,339
9,502	Global Power Equipment Group, Inc.(a)	237,645
6,312	Gorman-Rupp Co. (The)	181,786
7,561	GP Strategies Corp.(a)	126,874
13,319	Graco, Inc.	710,036
35,045	Great Lakes Dredge & Dock Corp.	259,683
13,515	Greenbrier Cos., Inc.(a)	233,134
43,775	Griffon Corp.	433,810
29,451	H&E Equipment Services, Inc.(a)	568,404
89,951	Hawaiian Holdings, Inc.(a)	509,123
18,615	Healthcare Services Group, Inc.	395,010
37,888	Heartland Express, Inc.	523,991
2,736	HEICO Corp.	110,326
5,203	HEICO Corp., Class A	167,677
12,332	Heidrick & Struggles International, Inc.	240,474
29,548	Herman Miller, Inc.	577,072
27,691	Hexcel Corp.(a)	758,180
20,640	Hill International, Inc.(a)	73,478
9,652	Houston Wire & Cable Co.	118,623
17,151	Hub Group, Inc., Class A(a)	600,285
25,281	Hudson Global, Inc.(a)	137,529
4,137	Hurco Cos., Inc.(a)	108,927
9,235	Huron Consulting Group, Inc.(a)	325,441
9,686	ICF International, Inc.(a)	241,569
3,309	IHS, Inc., Class A(a)	334,441
12,253	II-VI, Inc.(a)	250,084
10,314	InnerWorkings, Inc.(a)	118,714
15,433	Insperity, Inc.	420,858
11,616	Insteel Industries, Inc.	132,074
26,645	Interface, Inc., Class A	377,293
26,987	Interline Brands, Inc.(a)	567,806
6,665	International Shipholding Corp.	141,031
8,112	Intersections, Inc.	97,587
7,899	Jinpan International Ltd. (China)	68,247
17,120	John Bean Technologies Corp.	273,749
8,119	Kadant, Inc.(a)	210,039
12,733	Kaman Corp.	437,761
22,754	KAR Auction Services, Inc.(a)	418,674
12,864	Kaydon Corp.	315,554
10,793	KEYW Holding Corp. (The)(a)	101,454
26,223	Kforce, Inc.(a)	379,447
1,066	KHD Humboldt Wedag International AG (Germany)(a)	8,259
19,893	Kimball International, Inc., Class B	135,869
19,458	Knight Transportation, Inc.	319,500

See Notes to Financial Statements.

44

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
27,154	Knoll, Inc.	$401,608
27,978	Korn/Ferry International(a)	451,845
21,269	Kratos Defense & Security Solutions, Inc.(a)	118,043
12,860	Landstar System, Inc.	688,910
20,191	Layne Christensen Co.(a)	414,925
7,984	LB Foster Co., Class A	214,051
2,744	Lindsay Corp.	183,272
4,753	LMI Aerospace, Inc.(a)	86,932
15,504	LSI Industries, Inc.	106,202
14,549	Lydall, Inc.(a)	153,492
11,925	Manitex International, Inc.(a)	113,645
11,507	Marten Transport Ltd.	242,452
29,764	MasTec, Inc.(a)	517,596
11,660	McGrath Rentcorp	343,037
38,256	Metalico, Inc.(a)	123,949
7,844	Met-Pro Corp.	78,126
33,361	MFC Industrial Ltd. (Canada)	249,540
8,730	Michael Baker Corp.(a)	196,687
4,324	Middleby Corp. (The)(a)	438,756
7,261	Miller Industries, Inc.	119,080
12,591	Mine Safety Appliances Co.	534,614
5,206	Mistras Group, Inc.(a)	122,185
21,155	Mobile Mini, Inc.(a)	398,983
9,897	MSC Industrial Direct Co., Inc., Class A	729,508
212,993	Mueller Water Products, Inc., Class A	764,645
5,203	Multi-Color Corp.	110,928
12,580	MYR Group, Inc.(a)	210,338
7,800	NACCO Industries, Inc., Class A	885,066
3,790	National Presto Industries, Inc.(b)	279,399
33,440	Navigant Consulting, Inc.(a)	465,485
90,143	Navios Maritime Holdings, Inc. (Greece)	344,346
36,414	NCI Building Systems, Inc.(a)	436,604
10,939	NN, Inc.(a)	86,527
8,753	Nordson Corp.	471,787
8,236	Northwest Pipe Co.(a)	171,391
18,360	Old Dominion Freight Line, Inc.(a)	816,469
15,869	On Assignment, Inc.(a)	296,909
39,421	Orbital Sciences Corp.(a)	495,128
26,804	Orion Marine Group, Inc.(a)	185,484
63,245	Pacer International, Inc.(a)	380,102
12,204	Park-Ohio Holdings Corp.(a)	263,484
14,330	Pike Electric Corp.(a)	117,793
10,997	Polypore International, Inc.(a)	410,738
3,992	Portfolio Recovery Associates, Inc.(a)	274,729
6,402	Powell Industries, Inc.(a)	208,769
1,120	Preformed Line Products Co.	64,658
5,332	Primoris Services Corp.	76,887
13,191	Quality Distribution, Inc.(a)	147,343
22,445	Quanex Building Products Corp.	413,661
8,048	RailAmerica, Inc.(a)	186,553
3,872	Raven Industries, Inc.	233,133

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,798	RBC Bearings, Inc.(a)	$271,810
26,320	Resources Connection, Inc.	341,634
9,537	Roadrunner Transportation Systems, Inc.(a)	165,467
7,074	Robbins & Myers, Inc.	344,575
13,443	Rollins, Inc.	285,664
21,136	Rush Enterprises, Inc., Class A(a)	382,139
19,327	Safe Bulkers, Inc. (Marshall Islands)	132,390
15,392	Saia, Inc.(a)	289,062
3,721	Sauer-Danfoss, Inc.	161,157
9,365	Schawk, Inc.	126,147
212	Seaboard Corp.(a)	421,969
8,041	SeaCube Container Leasing Ltd. (Bermuda)	149,161
16,920	Sensata Technologies Holding NV (Netherlands)(a)	537,379
13,873	Simpson Manufacturing Co., Inc.	430,479
4,121	Spirit Airlines, Inc.(a)	98,986
10,613	Standard Parking Corp.(a)	202,284
8,672	Standex International Corp.	382,088
93,177	Star Bulk Carriers Corp.	93,177
16,485	Sterling Construction Co., Inc.(a)	161,388
3,074	Sun Hydraulics Corp.	76,942
50,416	Swift Transportation Co., Class A(a)	528,864
26,538	Sykes Enterprises, Inc.(a)	420,627
7,494	TAL International Group, Inc.	309,577
17,722	Taser International, Inc.(a)	81,521
7,504	Team, Inc.(a)	222,344
15,561	Tecumseh Products Co., Class A(a)	59,443
6,651	Tennant Co.	294,639
27,636	Tetra Tech, Inc.(a)	737,881
4,920	Textainer Group Holdings Ltd.(b)	172,544
5,312	Thermon Group Holdings, Inc.(a)	118,033
10,976	Titan International, Inc.(b)	317,097
7,640	Titan Machinery, Inc.(a)	272,213
12,581	TMS International Corp., Class A(a)	151,978
10,579	Toro Co. (The)	755,975
12,650	Towers Watson & Co., Class A	827,310
4,805	Trex Co., Inc.(a)(b)	153,760
17,511	Trimas Corp.(a)	385,417
28,757	TrueBlue, Inc.(a)	496,346
3,732	Twin Disc, Inc.(b)	81,843
6,352	UniFirst Corp.	385,948
14,633	Universal Forest Products, Inc.	547,274
107,033	US Airways Group, Inc.(a)(b)	1,098,159
6,271	US Ecology, Inc.	135,955
5,472	Valmont Industries, Inc.	678,145
17,335	Verisk Analytics, Inc., Class A(a)	848,548
16,937	Viad Corp.	306,221
10,483	Vicor Corp.	73,067
4,395	VSE Corp.	96,690
18,371	Wabash National Corp.(a)	153,765
13,243	WABCO Holdings, Inc.(a)	834,706

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,115	Wabtec Corp.	$708,965
11,423	Watsco, Inc.	821,885
13,971	Watts Water Technologies, Inc., Class A	514,412
5,521	Wesco Aircraft Holdings, Inc.(a)	87,177
11,234	Woodward, Inc.	467,222
18,459	Xerium Technologies, Inc.(a)	86,757
		80,008,712
	Information Technology—16.9%
3,624	3D Systems Corp.(a)(b)	106,872
6,419	ACI Worldwide, Inc.(a)	255,861
6,164	Acme Packet, Inc.(a)	173,023
14,048	Actuate Corp.(a)	99,741
50,350	Acxiom Corp.(a)	691,305
14,229	ADTRAN, Inc.	434,269
21,609	Advanced Energy Industries, Inc.(a)	258,011
7,250	Advent Software, Inc.(a)	195,678
8,918	Aeroflex Holding Corp.(a)	99,882
20,385	Agilysys, Inc.(a)	178,573
10,513	Alpha & Omega Semiconductor Ltd. (Bermuda)(a)	103,974
10,639	American Software, Inc., Class A	88,091
42,896	ANADIGICS, Inc.(a)	94,800
6,622	Anaren, Inc.(a)	119,461
8,376	Ancestry.com, Inc.(a)(b)	223,639
20,345	Applied Micro Circuits Corp.(a)	113,525
7,615	Ariba, Inc.(a)	290,893
67,353	Arris Group, Inc.(a)	870,874
3,977	Aruba Networks, Inc.(a)	83,994
23,051	AsiaInfo-Linkage, Inc.(a)(b)	290,443
5,089	Aspen Technology, Inc.(a)	100,660
13,602	ATMI, Inc.(a)	285,778
62,082	Aviat Networks, Inc.(a)	158,309
32,494	Avid Technology, Inc.(a)	282,373
35,217	AVX Corp.	447,256
80,323	Axcelis Technologies, Inc.(a)	109,239
5,141	Badger Meter, Inc.	189,909
5,024	Bankrate, Inc.(a)	117,662
6,511	Bel Fuse, Inc., Class B	115,831
18,015	Black Box Corp.	407,319
7,538	Blackbaud, Inc.	233,527
14,621	Booz Allen Hamilton Holding Corp.	250,019
3,865	Bottomline Technologies, Inc.(a)	90,943
23,316	Brooks Automation, Inc.	274,196
9,473	Cabot Microelectronics Corp.	325,682
49,734	Cadence Design Systems, Inc.(a)	580,396
12,849	Calix, Inc.(a)	102,278
76,224	Canadian Solar, Inc. (China)(a)(b)	262,973
8,314	Cardtronics, Inc.(a)	219,157
2,153	Cass Information Systems, Inc.(b)	88,165
3,016	Cavium, Inc.(a)	88,248

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,748	CEVA, Inc.(a)	$60,703
42,940	Checkpoint Systems, Inc.(a)	470,622
15,013	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)(a)	201,174
82,550	CIBER, Inc.(a)	343,408
16,716	Ciena Corp.(a)	247,731
10,002	Cirrus Logic, Inc.(a)	273,855
6,764	Cognex Corp.	272,251
7,039	Coherent, Inc.(a)	370,251
13,863	Cohu, Inc.	152,216
2,948	CommVault Systems, Inc.(a)	153,502
5,714	Computer Task Group, Inc.(a)	82,396
4,449	comScore, Inc.(a)	88,624
15,529	Comtech Telecommunications Corp.	480,157
76,266	Comverse Technology, Inc.(a)	491,916
5,263	Concur Technologies, Inc.(a)	297,675
3,672	CoStar Group, Inc.(a)	267,652
15,615	Cray, Inc.(a)	174,107
20,939	CSG Systems International, Inc.(a)	301,522
24,777	CTS Corp.	265,857
10,215	Cymer, Inc.(a)	529,546
25,881	Cypress Semiconductor Corp.	401,156
24,477	Daktronics, Inc.	199,243
7,700	Datalink Corp.(a)	78,386
6,683	DealerTrack Holdings, Inc.(a)	199,354
12,749	Dice Holdings, Inc.(a)	137,434
13,121	Digi International, Inc.(a)	121,763
23,479	Digital River, Inc.(a)	441,640
12,208	Diodes, Inc.(a)	272,116
12,428	Dolby Laboratories, Inc., Class A(a)	487,550
24,678	DSP Group, Inc.(a)	161,394
3,370	DTS, Inc.(a)	105,144
8,524	Dynamics Research Corp.(a)	61,288
91,346	EarthLink, Inc.	741,730
4,332	Ebix, Inc.(b)	88,589
25,421	EchoStar Corp., Class A(a)	738,480
9,574	Electro Rent Corp.	149,163
12,925	Electro Scientific Industries, Inc.	184,311
21,375	Electronics for Imaging, Inc.(a)	381,544
17,723	EMCORE Corp.(a)(b)	80,108
39,173	Emulex Corp.(a)	340,022
43,354	Entegris, Inc.(a)	383,683
18,245	Entropic Communications, Inc.(a)	77,176
15,783	EPIQ Systems, Inc.	179,295
3,530	ePlus, Inc.(a)	104,700
27,983	Euronet Worldwide, Inc.(a)	605,272
14,854	Exar Corp.(a)	117,644
4,691	ExlService Holdings, Inc.(a)	129,847
36,245	Extreme Networks, Inc.(a)	138,818
5,415	F5 Networks, Inc.(a)	725,231
8,733	Fabrinet (Cayman Islands)(a)	146,889

See Notes to Financial Statements.

46

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,841	FactSet Research Systems, Inc.	$717,347
11,013	Fair Isaac Corp.	472,458
54,572	Fairchild Semiconductor International, Inc.(a)	773,285
2,343	FARO Technologies, Inc.(a)	131,161
9,468	FEI Co.(a)	475,010
21,486	Finisar Corp.(a)	354,949
5,740	FleetCor Technologies, Inc.(a)	227,017
37,885	FormFactor, Inc.(a)	212,156
5,231	Forrester Research, Inc.	185,439
4,318	Fortinet, Inc.(a)	112,786
24,753	Freescale Semiconductor Ltd. (Bermuda)(a)(b)	307,185
13,681	Gartner, Inc.(a)	599,228
45,888	Genpact Ltd.(a)	765,412
40,490	Global Cash Access Holdings, Inc.(a)	342,141
7,574	Globecomm Systems, Inc.(a)	107,399
15,177	GSI Group, Inc. (Canada)(a)	183,186
42,750	GT Advanced Technologies, Inc.(a)(b)	278,303
17,629	Hackett Group, Inc. (The)(a)	100,662
47,163	Harmonic, Inc.(a)	222,609
15,643	Heartland Payment Systems, Inc.	476,642
3,642	Hittite Microwave Corp.(a)	194,993
43,284	Hutchinson Technology, Inc.(a)(b)	89,165
4,741	iGATE Corp.(a)	92,260
45,576	Imation Corp.(a)	264,341
25,515	Infinera Corp.(a)(b)	182,687
4,641	Informatica Corp.(a)	213,579
12,162	InfoSpace, Inc.(a)	135,363
70,768	Integrated Device Technology, Inc.(a)	479,099
8,240	InterDigital, Inc.(b)	228,413
50,188	Intermec, Inc.(a)	267,000
19,556	Internap Network Services Corp.(a)	137,674
32,237	International Rectifier Corp.(a)	703,734
6,673	InterXion Holding NV (Netherlands)(a)	133,927
16,526	Intevac, Inc.(a)	133,200
23,558	IntraLinks Holdings, Inc.(a)	109,780
3,302	IPG Photonics Corp.(a)	159,817
4,861	Ixia(a)	61,249
8,945	IXYS Corp.(a)	111,455
11,203	j2 Global, Inc.	289,373
20,291	Jack Henry & Associates, Inc.	689,082
16,723	JDA Software Group, Inc.(a)	482,960
52,522	JDS Uniphase Corp.(a)	638,142
45,099	Kemet Corp.(a)	383,792
4,215	Kenexa Corp.(a)	137,704
8,792	KIT Digital, Inc.(a)(b)	59,610
23,235	Kopin Corp.(a)	82,949
23,686	Kulicke & Soffa Industries, Inc.(a)	310,287
27,915	Lattice Semiconductor Corp.(a)	152,416
21,993	Limelight Networks, Inc.(a)	60,261
53,343	Lionbridge Technologies, Inc.(a)	146,693
1,973	Liquidity Services, Inc.(a)	105,220

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,200	Littelfuse, Inc.	$325,884
4,155	Loral Space & Communications, Inc.	257,818
15,469	LTX-Credence Corp.(a)	106,736
22,117	Magnachip Semiconductor Corp.(a)	260,538
4,125	Manhattan Associates, Inc.(a)	206,869
18,121	ManTech International Corp., Class A	569,362
8,202	MAXIMUS, Inc.	362,938
5,000	Measurement Specialties, Inc.(a)	178,650
37,754	Mentor Graphics Corp.(a)	545,545
1,098	MercadoLibre, Inc. (Argentina)	106,221
7,967	Mercury Computer Systems, Inc.(a)	105,164
26,763	Methode Electronics, Inc.	226,147
14,646	Micrel, Inc.	159,495
12,540	MICROS Systems, Inc.(a)	712,648
21,836	Microsemi Corp.(a)	469,911
1,369	MicroStrategy, Inc., Class A(a)	191,359
19,487	MKS Instruments, Inc.	538,816
51,853	ModusLink Global Solutions, Inc.(a)	256,672
4,316	MoneyGram International, Inc.(a)	72,681
8,664	Monolithic Power Systems, Inc.(a)	179,518
7,451	Monotype Imaging Holdings, Inc.(a)	105,730
10,781	Move, Inc.(a)	93,795
4,526	MTS Systems Corp.	217,112
5,607	Multi-Fineline Electronix, Inc.(a)	148,529
19,055	Nam Tai Electronics, Inc. (Hong Kong)	94,894
3,853	Nanometrics, Inc.(a)	59,760
18,124	National Instruments Corp.	492,973
11,934	NCI, Inc., Class A(a)	59,193
27,082	Net 1 UEPS Technologies, Inc.(a)	238,322
11,106	NETGEAR, Inc.(a)	427,581
9,935	NetScout Systems, Inc.(a)	205,555
14,658	NeuStar, Inc., Class A(a)	532,818
15,190	Newport Corp.(a)	259,293
8,996	NIC, Inc.	100,665
44,289	Novatel Wireless, Inc.(a)	127,995
31,559	Oclaro, Inc.(a)(b)	90,574
28,962	OmniVision Technologies, Inc.(a)	533,480
75,551	Openwave Systems, Inc.(a)	194,922
6,763	Oplink Communications, Inc.(a)	107,126
2,696	OPNET Technologies, Inc.	62,439
105,704	Opnext, Inc.(a)	125,788
15,505	Orbotech Ltd. (Israel)(a)	169,315
4,545	OSI Systems, Inc.(a)	303,879
24,085	Parametric Technology Corp.(a)	519,754
10,196	Park Electrochemical Corp.	294,155
17,097	PC Connection, Inc.	137,118
10,975	Perficient, Inc.(a)	131,810
15,680	Pericom Semiconductor Corp.(a)	123,245
56,047	Photronics, Inc.(a)	346,931
12,026	Plantronics, Inc.	460,836
21,514	Plexus Corp.(a)	696,408

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
83,945	PMC - Sierra, Inc.(a)	$593,491
38,716	Polycom, Inc.(a)	513,761
4,733	Power Integrations, Inc.	179,286
70,616	Power-One, Inc.(a)	302,236
137,522	Powerwave Technologies, Inc.(a)(b)	155,400
16,433	PRGX Global, Inc.(a)	103,857
20,488	Progress Software Corp.(a)	474,092
27,900	Pulse Electronics Corp.	57,195
3,769	QLIK Technologies, Inc.(a)	108,585
33,410	QLogic Corp.(a)	576,323
109,473	Quantum Corp.(a)	260,546
24,779	Quest Software, Inc.(a)	576,607
14,765	QuinStreet, Inc.(a)	155,180
8,459	Rackspace Hosting, Inc.(a)	491,383
17,241	RadiSys Corp.(a)	109,480
2,493	RADWARE Ltd. (Israel)(a)	95,931
26,556	Rambus, Inc.(a)	135,170
6,077	RealD, Inc.(a)	73,410
18,085	RealNetworks, Inc.	173,073
11,203	Red Hat, Inc.(a)	667,811
121,909	RF Micro Devices, Inc.(a)	527,866
9,271	Richardson Electronics Ltd.	116,907
7,682	Rimage Corp.	69,829
9,709	Riverbed Technology, Inc.(a)	191,559
14,146	Rofin-Sinar Technologies, Inc.(a)	356,479
6,564	Rogers Corp.(a)	251,336
10,587	Rosetta Stone, Inc.(a)	110,740
22,973	Rovi Corp.(a)	657,028
11,157	Rudolph Technologies, Inc.(a)	120,496
4,517	Salesforce.com, Inc.(a)	703,432
22,976	Sapient Corp.	275,023
19,050	ScanSource, Inc.(a)	627,888
18,483	SeaChange International, Inc.(a)	151,930
11,032	Semtech Corp.(a)	300,732
37,764	Sigma Designs, Inc.(a)	208,080
11,597	Silicon Graphics International Corp.(a)(b)	109,476
27,450	Silicon Image, Inc.(a)	164,700
6,350	Silicon Laboratories, Inc.(a)	225,362
7,947	SINA Corp. (China)(a)(b)	464,979
29,413	Skyworks Solutions, Inc.(a)	798,269
28,172	Smart Technologies, Inc., Class A (Canada)(a)	71,275
44,660	Smith Micro Software, Inc.(a)	89,767
8,229	Sohu.com, Inc.(a)(b)	424,370
1,813	SolarWinds, Inc.(a)	85,048
8,050	Solera Holdings, Inc.	361,767
68,535	Sonus Networks, Inc.(a)	193,954
50,590	Spansion, Inc., Class A(a)	610,115
9,230	SS&C Technologies Holdings, Inc.(a)	219,397
10,160	Standard Microsystems Corp.(a)	269,037
22,265	STEC, Inc.(a)(b)	184,577
28,941	STR Holdings, Inc.(a)(b)	110,555

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,831	Stratasys, Inc.(a)	$144,976
54,349	SunPower Corp.(a)	304,898
10,404	Super Micro Computer, Inc.(a)	183,631
5,714	Supertex, Inc.(a)	116,966
9,418	Sycamore Networks, Inc.(a)	146,827
22,751	Symmetricom, Inc.(a)	126,496
6,548	Synaptics, Inc.(a)	201,089
3,475	Synchronoss Technologies, Inc.(a)	108,767
15,844	SYNNEX Corp.(a)	603,498
3,587	Syntel, Inc.	214,825
38,803	Take-Two Interactive Software, Inc.(a)	547,122
54,408	TeleCommunication Systems, Inc., Class A(a)	105,007
31,381	TeleTech Holdings, Inc.(a)	475,422
5,208	Tessco Technologies, Inc.	104,160
26,216	Tessera Technologies, Inc.(a)	410,018
86,609	THQ, Inc.(a)(b)	58,669
19,796	TIBCO Software, Inc.(a)	651,288
9,695	TiVo, Inc.(a)	104,609
16,336	TNS, Inc.(a)	333,254
79,438	TriQuint Semiconductor, Inc.(a)	387,657
33,702	TTM Technologies, Inc.(a)	348,142
3,931	Tyler Technologies, Inc.(a)	157,043
1,114	Ultimate Software Group, Inc. (The)(a)	85,956
14,335	Ultra Clean Holdings, Inc.(a)	98,195
99,522	United Online, Inc.	471,734
84,759	UTStarcom Holdings Corp. (Cayman Islands)(a)	111,034
20,214	ValueClick, Inc.(a)	428,133
7,680	VASCO Data Security International, Inc.(a)	59,827
17,631	Veeco Instruments, Inc.(a)(b)	532,280
8,260	VeriFone Systems, Inc.(a)	393,506
6,288	Verint Systems, Inc.(a)	190,149
16,848	VeriSign, Inc.	692,621
11,699	ViaSat, Inc.(a)	565,062
6,294	Virtusa Corp.(a)	94,976
8,053	Vishay Precision Group, Inc.(a)	116,607
7,495	VistaPrint NV (Netherlands)(a)(b)	279,489
4,968	VMware, Inc., Class A(a)	555,025
2,787	Volterra Semiconductor Corp.(a)	91,664
15,027	WebMD Health Corp.(a)	341,864
8,632	Websense, Inc.(a)	179,028
37,599	Westell Technologies, Inc., Class A(a)	85,726
7,747	Wright Express Corp.(a)	494,414
12,344	XO Group, Inc.(a)	114,429
25,587	Xyratex Ltd. (Bermuda)	371,523
4,759	Yandex NV, Class A (Netherlands)(a)	112,883
17,026	Zebra Technologies Corp., Class A(a)	660,439
3,830	Zygo Corp.(a)	75,796
		78,474,045

See Notes to Financial Statements.

48

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—5.9%
23,078	A. Schulman, Inc.	$567,950
22,705	A.M. Castle & Co.(a)(b)	304,020
5,458	AEP Industries, Inc.(a)	190,320
5,188	Allied Nevada Gold Corp.(a)	151,956
11,347	AMCOL International Corp.	373,997
5,529	American Vanguard Corp.	138,225
5,122	Balchem Corp.	148,026
87,237	Boise, Inc.	666,491
13,954	Buckeye Technologies, Inc.	452,249
18,099	Calgon Carbon Corp.(a)	250,490
16,110	Carpenter Technology Corp.	896,683
80,128	Century Aluminum Co.(a)	737,178
19,377	China Gerui Advanced Materials Group Ltd. (British Virgin Islands)(a)	55,224
17,511	Clearwater Paper Corp.(a)	577,338
10,823	Compass Minerals International, Inc.	828,176
1,984	Deltic Timber Corp.	121,183
17,201	Eagle Materials, Inc.	605,819
136,291	Ferro Corp.(a)	707,350
5,909	Flotek Industries, Inc.(a)	80,599
24,424	Georgia Gulf Corp.(a)	865,831
15,942	Globe Specialty Metals, Inc.	212,666
89,184	Graphic Packaging Holding Co.(a)	477,134
36,778	Gulf Resources, Inc.(a)(b)	80,176
20,813	H.B. Fuller Co.	684,748
3,654	Hawkins, Inc.	126,903
3,524	Haynes International, Inc.	219,792
126,814	Headwaters, Inc.(a)	550,373
98,598	Hecla Mining Co.(b)	421,999
26,854	Horsehead Holding Corp.(a)	301,570
6,521	Innophos Holdings, Inc.	320,638
8,651	Innospec, Inc.(a)	261,520
13,149	Intrepid Potash, Inc.(a)	326,753
9,087	Kaiser Aluminum Corp.	477,704
13,994	KapStone Paper and Packaging Corp.(a)	252,732
12,195	Koppers Holdings, Inc.	474,142
19,690	Kraton Performance Polymers, Inc.(a)	511,940
6,366	Kronos Worldwide, Inc.	151,129
18,658	Landec Corp.(a)	120,157
92,092	Louisiana-Pacific Corp.(a)	833,433
5,080	LSB Industries, Inc.(a)	172,314
8,341	Material Sciences Corp.(a)	63,725
14,441	Materion Corp.(a)	356,837
45,877	Mercer International, Inc.(a)	314,716
17,163	Metals USA Holdings Corp.(a)	258,818
8,498	Minerals Technologies, Inc.	570,216
4,707	Molycorp, Inc.(a)(b)	127,371
17,944	Myers Industries, Inc.	296,614
9,328	Neenah Paper, Inc.	266,408
3,660	NewMarket Corp.	816,985

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,900	Noranda Aluminum Holding Corp.	$200,718
11,524	Olympic Steel, Inc.	243,502
50,145	Omnova Solutions, Inc.(a)	393,137
36,782	P.H. Glatfelter Co.	573,063
5,613	Quaker Chemical Corp.	243,604
6,119	Royal Gold, Inc.	379,133
20,929	RTI International Metals, Inc.(a)	513,807
16,691	Schnitzer Steel Industries, Inc., Class A	665,470
5,988	Schweitzer-Mauduit International, Inc.	406,106
25,591	Spartech Corp.(a)	124,884
5,286	Stepan Co.	480,286
31,042	Stillwater Mining Co.(a)	333,081
44,473	SunCoke Energy, Inc.(a)(b)	676,879
13,460	Texas Industries, Inc.(b)	452,391
28,264	Titanium Metals Corp.	417,459
15,869	TPC Group, Inc.(a)	666,181
12,125	Tredegar Corp.	210,369
3,818	Universal Stainless & Alloy Products, Inc.(a)	177,155
44,387	Wausau Paper Corp.	402,146
6,167	Westlake Chemical Corp.	394,380
36,814	Yongye International, Inc.(a)(b)	118,173
11,477	Zep, Inc.	163,547
12,914	Zoltek Cos., Inc.(a)(b)	142,441
		27,146,530
	Telecommunication Services—1.4%
6,608	AboveNet, Inc.(a)	549,587
130,060	Alaska Communications Systems Group, Inc.(b)	332,954
5,573	Atlantic Tele-Network, Inc.	189,816
25,234	Cbeyond, Inc.(a)	162,255
85,954	Clearwire Corp., Class A(a)	125,923
8,346	Cogent Communications Group, Inc.(a)	156,320
20,056	Consolidated Communications Holdings, Inc.(b)	388,084
33,876	Fairpoint Communications, Inc.(a)(b)	156,846
27,796	General Communication, Inc., Class A(a)	211,250
8,902	HickoryTech Corp.	88,397
45,852	IDT Corp., Class B	386,074
29,991	Iridium Communications, Inc.(a)(b)	263,621
68,184	Leap Wireless International, Inc.(a)(b)	382,512
16,279	Neutral Tandem, Inc.(a)	189,162
16,695	NTELOS Holdings Corp.	337,573
37,402	Premiere Global Services, Inc.(a)	334,748
5,341	Primus Telecommunications Group, Inc.(a)	92,933
11,385	SBA Communications Corp., Class A(a)	611,830
16,143	Shenandoah Telecommunications Co.	179,994
7,375	SureWest Communications	166,527
13,778	United States Cellular Corp.(a)	540,373
37,509	USA Mobility, Inc.	484,616
55,949	Vonage Holdings Corp.(a)	114,136
		6,445,531

See Notes to Financial Statements.

49

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Utilities—1.6%
9,627	American States Water Co.	$350,808
22,695	California Water Service Group	411,007
6,431	Central Vermont Public Service Corp.	226,693
9,582	CH Energy Group, Inc.	628,771
5,078	Chesapeake Utilities Corp.	213,378
3,719	Connecticut Water Service, Inc.	103,202
9,695	Consolidated Water Co. Ltd. (Cayman Islands)	69,513
23,778	El Paso Electric Co.	728,558
33,692	Empire District Electric Co. (The)	691,360
16,471	Laclede Group, Inc. (The)	648,628
12,516	MGE Energy, Inc.	572,482
8,334	Middlesex Water Co.	154,679
17,762	Northwest Natural Gas Co.	811,723
9,021	Ormat Technologies, Inc.	178,345
34,444	Otter Tail Corp.	756,390
7,702	SJW Corp.	185,618
13,052	South Jersey Industries, Inc.	642,811
6,192	Unitil Corp.	163,840
5,000	York Water Co.	87,350
		7,625,156
	Total Common Stocks and Other Equity Interests (Cost $459,181,317)	463,587,009
	Warrants—0.0%
	Energy—0.0%
1,014	Magnum Hunter Resources Corp., expiring 10/14/13(a)(b) (Cost $0)	0
	Total Investments (excluding investments purchased with cash collateral from securities on loan)—100.0% (Cost $459,181,317)	463,587,009
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—6.5%
30,134,649	Invesco Liquid Assets Portfolio - Institutional Class (Cost $30,134,649)(d)(e)	30,134,649
	Total Investments (Cost $489,315,966)—106.5%	493,721,658
	Liabilities in excess of other assets—(6.5)%	(30,077,121)
	Net Assets—100.0%	$463,644,537

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated with the Fund. See Note 4.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(e)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

50

Statements of Assets and Liabilities

April 30, 2012

	PowerShares Dynamic MagniQuant Portfolio (PIQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares Dynamic OTC Portfolio (PWO)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
ASSETS:
Unaffiliated investments, at value(a)	$18,487,626	$128,652,948	$28,301,733	$1,388,141,882	$463,110,658
Affiliated investments, at value (Note 4)	—	—	—	500,526	476,351
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	17,589,874	30,134,649
Total investments, at value	18,487,626	128,652,948	28,301,733	1,406,232,282	493,721,658
Cash	91,325	138,320	—	15,254	303,584
Foreign currencies, at value	—	—	—	—	18,308
Receivables:
Investments sold	21,693	2,351,241	—	83,478	463,060
Expense waivers	8,575	6,142	8,446	44,122	11,012
Dividends	7,062	69,063	23,867	1,553,589	167,902
Affiliated securities lending dividends	—	—	—	44,875	68,152
Shares sold	—	—	—	5,972,736	—
Total Assets	18,616,281	131,217,714	28,334,046	1,413,946,336	494,753,676
LIABILITIES:
Due to custodian	—	—	1,065	—	—
Payables:
Investments purchased	20,885	—	—	6,379,480	534,977
Shares repurchased	—	2,355,400	—	—	—
Collateral upon return of securities loaned	—	—	—	17,589,874	30,134,649
Accrued advisory fees	7,548	53,395	11,424	326,156	109,072
Accrued expenses	103,961	165,320	98,024	989,615	330,441
Total Liabilities	132,394	2,574,115	110,513	25,285,125	31,109,139
NET ASSETS	$18,483,887	$128,643,599	$28,223,533	$1,388,661,211	$463,644,537
NET ASSETS CONSIST OF:
Shares of beneficial interest	$47,466,735	$488,810,246	$110,205,662	$1,487,111,601	$487,877,251
Undistributed net investment income	34,875	164,192	38,896	3,564,429	1,048,738
Undistributed net realized loss	(30,374,079)	(368,639,583)	(84,601,301)	(189,229,447)	(29,686,498)
Net unrealized appreciation	1,356,356	8,308,744	2,580,276	87,214,628	4,405,046
Net Assets	$18,483,887	$128,643,599	$28,223,533	$1,388,661,211	$463,644,537
Shares outstanding (unlimited amount authorized, $0.01 par value)	700,000	2,750,000	550,000	23,250,000	6,950,000
Net asset value	$26.41	$46.78	$51.32	$59.73	$66.71
Share price	$26.40	$46.75	$51.30	$59.72	$66.72
Unaffiliated investments, at cost	$17,131,270	$120,344,204	$25,721,457	$1,300,947,965	$458,678,699
Affiliated investments, at cost	$—	$—	$—	$479,815	$502,618
Investments of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$17,589,874	$30,134,649
Total investments, at cost	$17,131,270	$120,344,204	$25,721,457	$1,319,017,654	$489,315,966
Foreign currencies, at cost	$—	$—	$—	$—	$18,954
(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$17,065,026	$29,063,794

See Notes to Financial Statements.

51

Statements of Operations

Year Ended April 30, 2012

	PowerShares Dynamic MagniQuant Portfolio (PIQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares Dynamic OTC Portfolio (PWO)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
INVESTMENT INCOME:
Unaffiliated dividend income	$262,895	$2,351,517	$249,056	$28,184,307	$4,993,704
Affiliated dividend income (Note 4)	—	—	—	14,986	25,983
Affiliated securities lending income	—	—	—	373,994	802,456
Foreign withholding tax	—	(405)	—	(29,510)	(1,485)
Total Income	262,895	2,351,112	249,056	28,543,777	5,820,658
EXPENSES:
Advisory fees	95,509	733,078	152,739	3,458,025	1,085,018
Accounting & administration fees	67,460	67,460	67,460	279,101	86,797
Professional fees	30,720	40,142	30,837	86,668	45,607
Custodian & transfer agent fees	14,471	15,411	7,769	84,633	50,274
Sub-licensing	9,551	43,985	9,164	1,073,176	336,736
Trustees fees	5,524	10,202	6,038	39,016	15,449
Other expenses	8,883	1,845	9,092	65,902	25,455
Total Expenses	232,118	912,123	283,099	5,086,521	1,645,336
Less: Waivers	(107,958)	(32,430)	(99,812)	(420,812)	(186,171)
Net Expenses	124,160	879,693	183,287	4,665,709	1,459,165
Net Investment Income	138,735	1,471,419	65,769	23,878,068	4,361,493
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(3,481,386)	(28,242,797)	(5,520,719)	(13,454,551)	(4,154,890)
In-kind redemptions	4,719,042	26,955,243	6,745,945	49,983,066	30,639,386
Net realized gain (loss)	1,237,656	(1,287,554)	1,225,226	36,528,515	26,484,496
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,345,790)	(7,880,233)	(3,319,406)	(51,057,800)	(49,171,951)
Foreign currencies	—	—	—	—	(2,214)
Net change in unrealized appreciation (depreciation)	(2,345,790)	(7,880,233)	(3,319,406)	(51,057,800)	(49,174,165)
Net realized and unrealized gain (loss)	(1,108,134)	(9,167,787)	(2,094,180)	(14,529,285)	(22,689,669)
Net increase (decrease) in net assets resulting from operations	$(969,399)	$(7,696,368)	$(2,028,411)	$9,348,783	$(18,328,176)

See Notes to Financial Statements.

52

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Statements of Changes in Net Assets

	PowerShares Dynamic MagniQuant Portfolio (PIQ)		PowerShares Dynamic Market Portfolio (PWC)		PowerShares Dynamic OTC Portfolio (PWO)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$138,735	$231,441	$1,471,419	$2,627,327	$65,769	$56,527
Net realized gain (loss)	1,237,656	3,045,920	(1,287,554)	31,749,137	1,225,226	6,467,416
Net change in unrealized appreciation (depreciation)	(2,345,790)	110,912	(7,880,233)	(1,021,537)	(3,319,406)	62,498
Net increase (decrease) in net assets resulting from operations	(969,399)	3,388,273	(7,696,368)	33,354,927	(2,028,411)	6,586,441
Undistributed net investment income (loss) included in the price of units issued and redeemed	(13,776)	(14,028)	27,567	(12,104)	405	(13,179)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(131,104)	(213,106)	(1,361,510)	(2,885,329)	(21,198)	(84,849)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	26,804,052	50,752,466	201,665,339	336,045,030	42,152,256	42,792,852
Value of shares repurchased	(34,244,116)	(53,976,300)	(252,171,146)	(408,458,005)	(52,199,792)	(49,608,534)
Net income (loss) equalization	13,776	14,028	(27,567)	12,104	(405)	13,179
Net increase (decrease) in net assets resulting from shares transactions	(7,426,288)	(3,209,806)	(50,533,374)	(72,400,871)	(10,047,941)	(6,802,503)
Increase (Decrease) in Net Assets	(8,540,567)	(48,667)	(59,563,685)	(41,943,377)	(12,097,145)	(314,090)
NET ASSETS:
Beginning of year	27,024,454	27,073,121	188,207,284	230,150,661	40,320,678	40,634,768
End of year	$18,483,887	$27,024,454	$128,643,599	$188,207,284	$28,223,533	$40,320,678
Undistributed net investment income (loss) at end of year	$34,875	$29,111	$164,192	$114,986	$38,896	$(5,634)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,050,000	2,250,000	4,450,000	8,100,000	850,000	950,000
Shares repurchased	(1,350,000)	(2,450,000)	(5,600,000)	(9,900,000)	(1,050,000)	(1,100,000)
Shares outstanding, beginning of year	1,000,000	1,200,000	3,900,000	5,700,000	750,000	900,000
Shares outstanding, end of year	700,000	1,000,000	2,750,000	3,900,000	550,000	750,000

See Notes to Financial Statements.

54

	PowerShares FTSE RAFI US 1000 Portfolio (PRF)		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$23,878,068	$17,008,836	$4,361,493	$2,726,008
Net realized gain (loss)	36,528,515	6,161,455	26,484,496	46,134,192
Net change in unrealized appreciation (depreciation)	(51,057,800)	140,652,771	(49,174,165)	22,725,819
Net increase (decrease) in net assets resulting from operations	9,348,783	163,823,062	(18,328,176)	71,586,019
Undistributed net investment income (loss) included in the price of units issued and redeemed	1,086,347	2,192,781	168,937	161,384
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,834,366)	(14,549,503)	(3,690,489)	(2,570,205)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	338,194,606	487,427,763	179,108,809	213,860,921
Value of shares repurchased	(143,294,034)	(76,883,089)	(103,271,648)	(157,185,855)
Net income (loss) equalization	(1,086,347)	(2,192,781)	(168,937)	(161,384)
Net increase (decrease) in net assets resulting from shares transactions	193,814,225	408,351,893	75,668,224	56,513,682
Increase (Decrease) in Net Assets	180,414,989	559,818,233	53,818,496	125,690,880
NET ASSETS:
Beginning of year	1,208,246,222	648,427,989	409,826,041	284,135,161
End of year	$1,388,661,211	$1,208,246,222	$463,644,537	$409,826,041
Undistributed net investment income (loss) at end of year	$3,564,429	$3,544,038	$1,048,738	$364,261
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,800,000	9,000,000	2,750,000	3,500,000
Shares repurchased	(2,450,000)	(1,350,000)	(1,600,000)	(2,450,000)
Shares outstanding, beginning of year	19,900,000	12,250,000	5,800,000	4,750,000
Shares outstanding, end of year	23,250,000	19,900,000	6,950,000	5,800,000

55

Financial Highlights

PowerShares Dynamic MagniQuant Portfolio (PIQ)

	Year Ended April 30,
	2012	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$27.02	$22.56	$16.85		$25.08	$28.02
Net investment income(a)	0.18	0.19	0.09		0.14	0.14
Net realized and unrealized gain (loss) on investments	(0.62)	4.45	5.71		(8.24)	(2.87)
Total from investment operations	(0.44)	4.64	5.80		(8.10)	(2.73)
Distributions to shareholders from:
Net investment income	(0.17)	(0.18)	(0.09)		(0.13)	(0.20)
Return of capital	—	—	—		—	(0.01)
Total distributions	(0.17)	(0.18)	(0.09)		(0.13)	(0.21)
Net asset value at end of year	$26.41	$27.02	$22.56		$16.85	$25.08
Share price at end of year(b)	$26.40	$27.03	$22.56		$16.84
NET ASSET VALUE TOTAL RETURN(c)	(1.55)%	20.72%	34.54%		(32.40)%	(9.81)%
SHARE PRICE TOTAL RETURN(c)	(1.63)%	20.76%	34.62%		(32.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$18,484	$27,024	$27,073		$28,651	$62,700
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.65%	0.65%		0.65%	0.67%
Expenses, prior to Waivers	1.22%	1.08%	0.98%		0.87%	0.72%
Net investment income, after Waivers	0.73%	0.83%	0.45%		0.70%	0.53%
Portfolio turnover rate(d)	110%	93%	98%		102%	76%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.02)	$(0.01)	$(0.00	)(f)	$(0.01)	$0.00 (f)

PowerShares Dynamic Market Portfolio (PWC)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$48.26	$40.38	$31.42	$48.12	$53.32
Net investment income(a)	0.44	0.57	0.33	0.50	0.37
Net realized and unrealized gain (loss) on investments	(1.52)	7.94	8.97	(16.72)	(5.09)
Total from investment operations	(1.08)	8.51	9.30	(16.22)	(4.72)
Distributions to shareholders from:
Net investment income	(0.40)	(0.63)	(0.34)	(0.48)	(0.48)
Net asset value at end of year	$46.78	$48.26	$40.38	$31.42	$48.12
Share price at end of year(b)	$46.75	$48.24	$40.38	$31.41
NET ASSET VALUE TOTAL RETURN(c)	(2.12)%	21.34%	29.75%	(33.86)%	(8.93)%
SHARE PRICE TOTAL RETURN(c)	(2.14)%	21.29%	29.80%	(33.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$128,644	$188,207	$230,151	$260,779	$620,703
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.58%
Expenses, prior to Waivers	0.62%	0.64%	0.60%	0.60%	0.59%
Net investment income, after Waivers	1.00%	1.38%	0.92%	1.28%	0.72%
Portfolio turnover rate(d)	133%	107%	98%	113%	121%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.01	$0.00 (f)	$0.00 (f)	$(0.01)	$(0.01)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

56

Financial Highlights (Continued)

PowerShares Dynamic OTC Portfolio (PWO)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$53.76	$45.15	$32.83	$46.92	$55.03
Net investment income (loss)(a)	0.10	0.07	0.01	0.03	(0.11)
Net realized and unrealized gain (loss) on investments	(2.50)	8.65	12.36	(14.12)	(7.94)
Total from investment operations	(2.40)	8.72	12.37	(14.09)	(8.05)
Distributions to shareholders from:
Net investment income	(0.04)	(0.11)	(0.05)	—	—
Return of capital	—	—	—	—	(0.06)
Total distributions	(0.04)	(0.11)	(0.05)	—	(0.06)
Net asset value at end of year	$51.32	$53.76	$45.15	$32.83	$46.92
Share price at end of year(b)	$51.30	$53.75	$45.15	$32.83
NET ASSET VALUE TOTAL RETURN(c)	(4.46)%	19.34%	37.73%	(30.03)%	(14.65)%
SHARE PRICE TOTAL RETURN(c)	(4.48)%	19.31%	37.73%	(30.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$28,224	$40,321	$40,635	$39,393	$96,187
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.59%	0.59%
Expenses, prior to Waivers	0.93%	0.91%	0.85%	0.74%	0.64%
Net investment income (loss), after Waivers	0.22%	0.15%	0.01%	0.08%	(0.21)%
Portfolio turnover rate(d)	99%	75%	90%	77%	60%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.00 (f)	$(0.02)	$(0.01)	$(0.02)	$(0.01)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$60.72	$52.93	$34.78	$55.15	$60.99
Net investment income(a)	1.12	1.07	0.62	0.97	0.89
Net realized and unrealized gain (loss) on investments	(0.99)	7.63	18.21	(20.26)	(5.96)
Total from investment operations	0.13	8.70	18.83	(19.29)	(5.07)
Distributions to shareholders from:
Net investment income	(1.12)	(0.91)	(0.68)	(1.08)	(0.77)
Net asset value at end of year	$59.73	$60.72	$52.93	$34.78	$55.15
Share price at end of year(b)	$59.72	$60.71	$52.96	$34.78
NET ASSET VALUE TOTAL RETURN(c)	0.41%	16.72%	54.57%	(35.26)%	(8.42)%
SHARE PRICE TOTAL RETURN(c)	0.41%	16.63%	54.66%	(35.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$1,388,661	$1,208,246	$648,428	$396,443	$876,964
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.58%	0.67%
Expenses, prior to Waivers	0.43%	0.44%	0.45%	0.60%	0.66%
Net investment income, after Waivers	2.00%	2.01%	1.38%	2.34%	1.50%
Portfolio turnover rate(d)	6%	9%	24%	15%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.05	$0.14	$0.01	$(0.07)	$(0.04)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

57

Financial Highlights (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

	Year Ended April 30,
	2012	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$70.66	$59.82	$34.96		$50.36	$57.12
Net investment income(a)	0.73	0.50	0.32		0.46	0.50
Net realized and unrealized gain (loss) on investments	(4.04)	10.80	24.88		(15.42)	(6.81)
Total from investment operations	(3.31)	11.30	25.20		(14.96)	(6.31)
Distributions to shareholders from:
Net investment income	(0.64)	(0.46)	(0.34)		(0.44)	(0.45)
Net asset value at end of year	$66.71	$70.66	$59.82		$34.96	$50.36
Share price at end of year(b)	$66.72	$70.64	$59.79		$34.90
NET ASSET VALUE TOTAL RETURN(c)	(4.60)%	19.04%	72.38	%(d)	(29.79)%	(11.10)%
SHARE PRICE TOTAL RETURN(c)	(4.56)%	19.06%	72.59%		(29.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$463,645	$409,826	$284,135		$94,399	$130,944
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%		0.58%	0.71%
Expenses, prior to Waivers	0.44%	0.46%	0.51%		0.79%	0.76%
Net investment income, after Waivers	1.17%	0.82%	0.67%		1.22%	0.92%
Portfolio turnover rate(e)	15%	19%	16%		15%	42%
Undistributed net investment income included in price of units issued and redeemed(a)(f)	$0.03	$0.03	$0.08		$0.00 (g)	$0.09

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Amount includes the effect of the Adviser pay-in for an economic loss of $0.17 per share. Had the pay-in not been made, the Net Asset Value Total Return would have been 71.89%.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Amount represents less than $0.005.

See Notes to Financial Statements.

58

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic MagniQuant Portfolio (PIQ)	"Dynamic MagniQuant Portfolio"

PowerShares Dynamic Market Portfolio (PWC)	"Dynamic Market Portfolio"

PowerShares Dynamic OTC Portfolio (PWO)	"Dynamic OTC Portfolio"

PowerShares FTSE RAFI US 1000 Portfolio (PRF)	"FTSE RAFI US 1000 Portfolio"

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	"FTSE RAFI US 1500 Small-Mid Portfolio"

Each portfolio (a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"), except for Shares of the FTSE RAFI US 1500 Small-Mid Portfolio, which is listed and traded on The NASDAQ Stock Market LLC.

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before the Fund's fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
Dynamic MagniQuant Portfolio	Dynamic Top 200 IntellidexSM Index

Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index even if that security generally is underperforming.

Concentration Risk. A significant percentage of a Fund's Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust or Invesco PowerShares Capital Management LLC (the "Adviser") (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records them on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

The FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. Each of the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust. For the Dynamic MagniQuant Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) of the Fund from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2013. The Expense Cap for the FTSE RAFI US

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio is 0.39% of each Fund's average daily net assets per year, at least until August 31, 2013, and sub-licensing fees are included in the expenses subject to the Expense Cap. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year, at least until August 31, 2013.

For the Dynamic MagniQuant Portfolio, the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the expenses borne by the Adviser are not subject to recapture.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at April 30, 2012 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/13	04/30/14	04/30/15
Dynamic MagniQuant Portfolio	$328,651	$99,281	$121,412	$107,958
FTSE RAFI US 1000 Portfolio	1,179,807	319,051	439,944	420,812
FTSE RAFI US 1500 Small-Mid Portfolio	629,026	201,979	240,876	186,171

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each a "Licensor"):

Fund	Licensor
Dynamic MagniQuant Portfolio	NYSE Arca

Dynamic Market Portfolio	NYSE Arca

Dynamic OTC Portfolio	NYSE Arca

FTSE RAFI US 1000 Portfolio	FTSE International Ltd.

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Ltd.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 4. Investments in Affiliates

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio, respectively. The table below shows the Fund's transactions in and earnings from the investment in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the fiscal year ended April 30, 2012.

FTSE RAFI US 1000 Portfolio

	Value April 30, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2012	Dividend Income
Invesco Ltd.	$709,466	$151,843	$(385,575)	$(147,891)	$172,683	$500,526	$14,986

FTSE RAFI US 1500 Small-Mid Portfolio

	Value April 30, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2012	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$92,847	$422,576	$(9,149)	$(28,635)	$(1,288)	$476,351	$25,983

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The level assigned to the securities

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1		Level 2		Level 3		Total
FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$463,447,756	*	$—		$139,253	*	$463,587,009
Warrants	—		—	**	—		—
Money Market Fund	30,134,649		—		—		30,134,649
Total Investments	$493,582,405		$—		$139,253		$493,721,658

*  Transfers occurred between Level 1 and Level 3 due to foreign fair value adjustments.

**  Warrants with zero market value.

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2012 and 2011:

	2012		2011
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Dynamic MagniQuant Portfolio	$131,104	$—	$213,106	$—
Dynamic Market Portfolio	1,361,510	—	2,885,329	—
Dynamic OTC Portfolio	21,198	—	84,849	—
FTSE RAFI US 1000 Portfolio	23,834,366	—	14,549,503	—
FTSE RAFI US 1500 Small-Mid Portfolio	3,690,489	—	2,570,205	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation) Other Investment	Capital Loss Carryforward	Post-October Capital Deferrals*	Shares of Beneficial Interest	Total Net Assets
Dynamic MagniQuant Portfolio	$41,000	$(6,125)	$1,351,169	$—	$(28,893,881)	$(1,475,011)	$47,466,735	$18,483,887
Dynamic Market Portfolio	181,252	(17,060)	8,307,826	—	(359,670,042)	(8,968,623)	488,810,246	128,643,599
Dynamic OTC Portfolio	45,724	(6,828)	2,580,061	—	(82,848,662)	(1,752,424)	110,205,662	28,223,533
FTSE RAFI US 1000 Portfolio	3,595,577	(31,148)	43,853,386	—	(139,312,281)	(6,555,924)	1,487,111,601	1,388,661,211
FTSE RAFI US 1500 Small-Mid Portfolio	1,153,584	(11,612)	(4,098,043)	(646)	(17,411,005)	(3,864,992)	487,877,251	463,644,537

* The Funds will elected to defer capital losses incurred after October 31 ("Post-October Capital losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period . However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2012, which expire on April 30 of each year listed below:

								Post-effective no expiration
	2013	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Dynamic MagniQuant Portfolio	$—	$—	$—	$5,211,608	$10,595,808	$7,191,135	$3,524,581	$—	$2,370,749	$28,893,881
Dynamic Market Portfolio	5,021,729	13,686,812	65,552,628	39,899,556	96,635,542	104,214,879	15,461,574	19,197,322	—	359,670,042
Dynamic OTC Portfolio	5,297,385	5,449,844	21,767,708	11,353,752	15,764,010	14,947,690	3,683,431	4,514,430	70,412	82,848,662
FTSE RAFI US 1000 Portfolio	—	—	44,432	1,148,192	44,806,580	49,808,238	38,490,195	—	5,014,644	139,312,281
FTSE RAFI US 1500 Small-Mid Portfolio	—	—	5,818	128,460	8,229,508	5,168,127	2,475,894	—	1,403,198	17,411,005

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

During the fiscal year ended April 30, 2012, the following capital loss carryforwards were expired:

Amount
Dynamic Market Portfolio	$8,920,879
Dynamic OTC Portfolio	651,452

Note 7. Investment Transactions

For the fiscal year ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic MagniQuant Portfolio	$21,468,148	$21,812,419
Dynamic Market Portfolio	197,606,750	197,686,684
Dynamic OTC Portfolio	31,100,067	30,714,635
FTSE RAFI US 1000 Portfolio	71,190,345	72,428,580
FTSE RAFI US 1500 Small-Mid Portfolio	59,041,706	57,184,033

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

For the fiscal year ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic MagniQuant Portfolio	$28,931,240	$36,016,138
Dynamic Market Portfolio	204,333,424	254,610,242
Dynamic OTC Portfolio	45,208,444	55,555,973
FTSE RAFI US 1000 Portfolio	338,534,287	142,455,016
FTSE RAFI US 1500 Small-Mid Portfolio	179,088,200	104,421,108

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

At April 30, 2012, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

At April 30, 2012, the aggregate cost and the net unrealized appreciation (depreciation) of investments on a tax basis including the adjustments for financial reporting purposes were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic MagniQuant Portfolio	$17,136,457	$1,351,169	$1,901,094	$(549,925)
Dynamic Market Portfolio	120,345,122	8,307,826	10,197,644	(1,889,818)
Dynamic OTC Portfolio	25,721,672	2,580,061	3,246,730	(666,669)
FTSE RAFI US 1000 Portfolio	1,362,378,896	43,853,386	139,950,377	(96,096,991)
FTSE RAFI US 1500 Small-Mid Portfolio	497,819,701	(4,098,043)	42,130,002	(46,228,045)

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions, utilization of book equalization and partnership adjustments, on April 30, 2012, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2012, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic MagniQuant Portfolio	$11,909	$(4,708,608)	$4,696,699
Dynamic Market Portfolio	(88,270)	(17,877,443)	17,965,713
Dynamic OTC Portfolio	(446)	(6,084,338)	6,084,784
FTSE RAFI US 1000 Portfolio	(1,109,658)	(44,794,976)	45,904,634
FTSE RAFI US 1500 Small-Mid Portfolio	(155,464)	(29,344,192)	29,499,656

68

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 9. Trustees' Fees

The Funds compensate each Independent Trustee. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (each an individual portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Funds") at April 30, 2012, the results of each of their operations for the year then ended, the change in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Chicago, IL
June 25, 2012

70

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different the maximum amount allowable for its fiscal year ended April 30, 2012:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividends Received Deduction*
Dynamic MagniQuant Portfolio	100%	100%
Dynamic Market Portfolio	100%	100%
Dynamic OTC Portfolio	100%	100%
FTSE RAFI US 1000 Portfolio	100%	100%
FTSE RAFI US 1500 Small-Mid Portfolio	87%	82%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

71

Trustees and Officers

The Independent Trustees, the Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2012.

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	120	None

Todd J. Barre (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008); Director of Open Architecture and Trading (2007- 2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

72

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Marc M. Kole (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	120	None

Philip M. Nussbaum (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-Present)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

73

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Donald H. Wilson (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Trustee since 2006; Chair since 2012	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

74

Trustees and Officers (Continued)

The Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Non-Independent Trustees and the other directorships, if any held by the Trustees are shown below.

Name, Address, and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non-Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
H. Bruce Bond (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consists of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

75

Trustees and Officers (Continued)

Name, Address, and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non-Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
Kevin M. Carome (55) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

76

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (37) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. In the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Benjamin Fulton (50) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (30) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008- Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

David Warren (54) Invesco Canada Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (2000-2006)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

77

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Christopher Joe (42) Invesco Management Group, Inc. 11 Greenway Plaza Suite 2500 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	U.S. Compliance Director, Invesco, Ltd.; Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser); formerly, Assistant Fund Accounting Manager, Invesco, Ltd.

Sheri Morris (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer	Since 2011	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust.
Formerly, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia (37) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2011	Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010). Associate Counsel at Barclays Global Investors Ltd. (2004-2006)

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

78

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Aerospace & Defense Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Value Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500 High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are

79

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year, five-year and since-inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average daily net assets for each Fund other than PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio;

•  0.40% of the Fund's average daily net assets for each of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio; and

80

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

•  0.29% of the Fund's average daily net assets for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio (for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, the Trustees noted that the advisory fee for each of these Funds was reduced to 0.29% effective June 16, 2011).

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2013, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500 High Quality Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio (for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.39% effective June 16, 2011); and

81

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI US 1000 Portfolio, and further noted the Adviser's representation that the advisory fee charged to the PowerShares FTSE RAFI US 1000 Portfolio was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee (for the year ended December 31, 2011) was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, which was lower than the median advisory fee of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund (for the year ended December 31, 2011) was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares S&P 500 High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

82

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares S&P 500 High Quality Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and noted those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

83

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement (Continued)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

84

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-AR-2

2012 Annual Report to Shareholders

April 30, 2012

PowerShares Dynamic Banking Portfolio (PJB)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

PowerShares Dynamic Building & Construction Portfolio (PKB)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

PowerShares Dynamic Insurance Portfolio (PIC)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

PowerShares Dynamic Media Portfolio (PBS)

PowerShares Dynamic Networking Portfolio (PXQ)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

PowerShares Dynamic Retail Portfolio (PMR)

PowerShares Dynamic Semiconductors Portfolio (PSI)

PowerShares Dynamic Software Portfolio (PSJ)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	32

Fees and Expenses	34

Industry Portfolios

Schedules of Investments

PowerShares Dynamic Banking Portfolio (PJB)	36

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	37

PowerShares Dynamic Building & Construction Portfolio (PKB)	38

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	39

PowerShares Dynamic Food & Beverage Portfolio (PBJ)	40

PowerShares Dynamic Insurance Portfolio (PIC)	41

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)	42

PowerShares Dynamic Media Portfolio (PBS)	43

PowerShares Dynamic Networking Portfolio (PXQ)	44

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	45

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	46

PowerShares Dynamic Retail Portfolio (PMR)	47

PowerShares Dynamic Semiconductors Portfolio (PSI)	48

PowerShares Dynamic Software Portfolio (PSJ)	49

Statements of Assets and Liabilities	50

Statements of Operations	52

Statements of Changes in Net Assets	54

Financial Highlights	59

Notes to Financial Statements	66

Report of Independent Registered Public Accounting Firm	79

Tax Information	80

Trustees and Officers	81

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement	88

The Market Environment

Equity markets were volatile during the fiscal year ended April 30, 2012, but the broad market, as measured by the S&P 500® Index, still managed to post a small gain. While corporate earnings remained strong, investor enthusiasm was tempered by continuing high unemployment, sluggish consumer spending and soft housing data for most of the year. Although markets stabilized and remained generally positive in the spring and early summer, major equity indices sold off precipitously in August as the U.S. government struggled to raise the nation's debt ceiling. This led credit rating agency Standard & Poor's to announce its first-ever ratings downgrade to long-term U.S. government debt. Uncertainty created by the downgrade, combined with continuing concern about the debt crisis in the eurozone, reignited fears of a recession and pressured markets downward into the fall. As signs of muted but sustained economic growth mounted, equity markets moved off their October lows and posted strong gains through the close of the reporting period with the S&P 500® Index returning 12.8% from the end of October 2011 to the end of April 2012.

2

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Manager's Analysis

PowerShares Dynamic Banking Portfolio (ticker: PJB)

The PowerShares Dynamic Banking Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Banking IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. The Index is composed of stocks of 30 U.S. banking companies. These companies include money center banks, regional banks or thrifts that are principally engaged in providing a range of consumer and commercial products and services including depository and cash management services; consumer and commercial loans; residential and commercial real estate loans; as well as other related banking services.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 4.74%. On a Net Asset Value ("NAV") basis, the Fund returned 4.82%. During the same reporting period, the Index returned 5.50%, while the S&P SuperComposite Commercial Banks Index returned 11.18%, the Dow Jones U.S. Banks Index returned (5.54)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in regional banks and thrifts & mortgage finance sub-industries. The Fund was hurt most from negative performance of securities of companies in the other diversified financial services sub-industry.

At the single stock level, the Fund benefited most from exposure to BB&T Corp. (portfolio average weight of 2.10%), U.S. Bancorp (portfolio average weight of 3.76%), and PrivateBancorp, Inc. (no longer held at April 30, 2012). The leading detractors to the Fund were Comerica Inc. (portfolio average weight of 2.01%), Huntington Bancshares, Inc. (no longer held at April 30, 2012), and M&T Bank Corp. (no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Commercial Banks-Central U.S.	25.9
Commercial Banks-Southern U.S.	24.0
Commercial Banks-Western U.S.	20.9
Super-Regional Banks-U.S.	16.1
Commercial Banks-Eastern U.S.	7.5
Savings & Loan/Thrifts-Eastern U.S.	3.0
Fiduciary Banks	2.6
Money Market Fund	0.8
Liabilities in excess of other assets	(0.8)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Value	31.2
Mid-Cap Value	23.1
Small-Cap Growth	21.8
Large-Cap Growth	10.8
Mid-Cap Growth	7.8
Large-Cap Value	5.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
U.S. Bancorp	5.4
Wells Fargo & Co.	5.4
Comerica, Inc.	5.3
BB&T Corp.	5.3
Cullen/Frost Bankers, Inc.	5.0
First Republic Bank	5.0
East West Bancorp, Inc.	5.0
Commerce Bancshares, Inc.	5.0
Home BancShares, Inc.	3.0
Texas Capital Bancshares, Inc.	3.0
Total	47.4

4

Manager's Analysis (Continued)

PowerShares Dynamic Banking Portfolio (ticker: PJB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Banking IntellidexSM Index	5.50%	5.64%	(7.79)%	(7.82)%	(36.35)%
S&P SuperComposite Commercial Banks Index	11.18%	18.05%	(9.63)%	(8.32)%	(38.42)%
Dow Jones U.S. Banks Index	(5.54)%	10.11%	(15.75)%	(13.60)%	(55.78)%
S&P 500® Index	4.73%	19.45%	1.00%	2.99%	17.88%
Fund
NAV Return	4.82%	4.76%	(8.67)%	(8.71)%	(39.67)%
Share Price Return	4.74%	4.82%	(8.68)%	(8.72)%	(39.71)%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.17%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Commercial Banks Index, Dow Jones U.S. Banks Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 70, 389 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

5

Manager's Analysis

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

The PowerShares Dynamic Biotechnology & Genome Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Biotechnology & Genome IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to provide capital appreciation by thoroughly evaluating companies based on a variety of investment merit criteria, including price momentum, earnings momentum, quality, management action, and value. The Index is composed of stocks of 30 U.S. biotechnology and genome companies. These companies are principally engaged in the research, development, manufacture and marketing and distribution of various biotechnological products, services and processes and companies that benefit significantly from scientific and technological advances in biotechnology and genetic engineering and research.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (4.18)%. On a Net Asset Value ("NAV") basis, the Fund returned (3.80)%. During the same reporting period, the Index returned (3.15)%, while the S&P SuperComposite Biotech Index returned 26.74% and the S&P 500® Index returned 4.73%. The Fund benefitted most from positive performance of securities of companies in the biotechnology sub-industry. The Fund was hurt most from negative performance of securities of companies in the life sciences tools & services sub-industry.

At the single stock level, the Fund benefited most from exposure to Alexion Pharmaceuticals, Inc. (portfolio average weight of 5.42%), Vertex Pharmaceuticals, Inc. (no longer held at April 30, 2012), and Biogen Idec, Inc. (portfolio average weight of 5.35%). The leading detractors to the Fund were InterMune, Inc. (no longer held at April 30, 2012), Exelixis, Inc. (portfolio average weight of 1.00%), and Pain Therapeutics, Inc. (no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Biotechnology	52.7
Pharmaceuticals	29.6
Healthcare-Products	8.1
Chemicals	4.9
Electronics	4.8
Money Market Fund	0.1
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Growth	52.5
Mid-Cap Growth	25.4
Large-Cap Growth	22.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Biogen Idec, Inc.	5.8
Gilead Sciences, Inc.	5.7
Alexion Pharmaceuticals, Inc.	5.3
Amgen, Inc.	5.3
BioMarin Pharmaceutical, Inc.	5.0
Sigma-Aldrich Corp.	4.9
Life Technologies Corp.	4.9
Waters Corp.	4.7
Onyx Pharmaceuticals, Inc.	3.2
Optimer Pharmaceuticals, Inc.	3.2
Total	48.0

6

Manager's Analysis (Continued)

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Biotechnology & Genome IntellidexSM Index	(3.15)%	21.22%	3.72%	6.81%	57.02%
S&P SuperComposite Biotech Index	26.74%	17.65%	7.26%	9.40%	84.79%
S&P 500® Index	4.73%	19.45%	1.00%	4.52%	35.29%
Fund
NAV Return	(3.80)%	20.13%	2.99%	6.30%	52.03%
Share Price Return	(4.18)%	20.13%	2.94%	6.26%	51.59%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.65%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Biotech Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 13 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

7

Manager's Analysis

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

The PowerShares Dynamic Building & Construction Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Building & Construction IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. The Index is composed of stocks of 30 U.S. building and construction companies. These companies are primarily engaged in providing construction and related engineering services for building and remodeling residential properties, commercial or industrial buildings, or working on large-scale infrastructure projects, such as highways, tunnels, bridges, dams, power lines, and airports.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 0.92%. On a Net Asset Value ("NAV") basis, the Fund returned 0.99%. During the same reporting period, the Index returned 1.74%, while the S&P SuperComposite Construction & Engineering Index returned (11.51)%, the S&P SuperComposite Homebuilders Index returned 21.24% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in home improvement retail, specialty stores, and homebuilding sub-industries. The Fund was hurt most from negative performance of securities of companies in construction & engineering, building products, and oil & gas equipment & services sub-industries.

At the single stock level, the Fund benefited most from exposure to Tractor Supply Co. (portfolio average weight of 5.15%), Lowe's Cos. Inc. (portfolio average weight of 3.82%), and Home Depot, Inc. (The) (portfolio average weight of 5.10%). The leading detractors to the Fund were Tutor Perini Corp., Matrix Service Co., and MYR Group, Inc. (these stocks were no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Engineering & Construction	19.3
Retail	16.6
Building Materials	15.7
Home Builders	12.0
Distribution/Wholesale	5.6
Textiles	5.2
Mining	4.5
Metal Fabricate/Hardware	3.0
Machinery-Diversified	2.9
Real Estate	2.9
Environmental Control	2.8
Commercial Services	2.7
Forest Products & Paper	2.4
Holding Companies-Diversified	2.3
Machinery-Construction & Mining	2.1
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Mid-Cap Growth	31.1
Small-Cap Growth	21.7
Small-Cap Value	21.1
Mid-Cap Value	15.1
Large-Cap Growth	11.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
D.R. Horton, Inc.	5.7
Tractor Supply Co.	5.7
Lowe's Cos., Inc.	5.6
Home Depot, Inc. (The)	5.3
Mohawk Industries, Inc.	5.2
Jacobs Engineering Group, Inc.	4.5
Vulcan Materials Co.	4.5
KBR, Inc.	4.5
Ryland Group, Inc.	3.3
PulteGroup, Inc.	3.1
Total	47.4

8

Manager's Analysis (Continued)

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Building & Construction IntellidexSM Index	1.74%	12.32%	(3.47)%	0.78%	5.16%
S&P SuperComposite Construction & Engineering Index	(11.51)%	7.10%	0.21%	7.09%	56.04%
S&P SuperComposite Homebuilders Index	21.24%	9.12%	(10.84)%	(12.63)%	(58.42)%
S&P 500® Index	4.73%	19.45%	1.00%	4.46%	32.80%
Fund
NAV Return	0.99%	11.49%	(4.10)%	(0.08)%	(0.54)%
Share Price Return	0.92%	11.34%	(4.14)%	(0.13)%	(0.82)%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.91%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Construction & Engineering Index, S&P SuperComposite Homebuilders Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 13, 11 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

9

Manager's Analysis

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

The PowerShares Dynamic Energy Exploration & Production Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Energy Exploration & Production IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action and value.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (9.83)%. On a Net Asset Value ("NAV") basis, the Fund returned (9.86)%. During the same reporting period, the Index returned (9.23)%, while the S&P SuperComposite Oil & Gas Exploration & Production Index returned (16.87)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in oil & gas refining & marketing and gas utilities sub-industries. The Fund was hurt most from negative performance of securities of companies in oil & gas exploration & production sub-industry.
At the single stock level, the Fund benefited most from exposure to CVR Energy, Inc. (portfolio average weight of 2.90%), Marathon Petroleum Corp. (portfolio average weight of 2.08%), and HollyFronteir Corp. (portfolio average weight of 3.38%). The leading detractors to the Fund were Murphy Oil Corp. (portfolio average weight of 2.69%), Apache Corp. (portfolio average weight of 2.01%), and Clayton Williams Energy, Inc. (portfolio average weight of 0.61%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Oil Companies-Exploration & Production	51.9
Oil Companies-Integrated	27.9
Oil Refining & Marketing	20.2
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	30.3
Small-Cap Value	23.0
Mid-Cap Value	15.7
Mid-Cap Growth	11.3
Large-Cap Growth	9.9
Small-Cap Growth	9.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Valero Energy Corp.	5.4
Exxon Mobil Corp.	5.3
Chevron Corp.	5.3
Marathon Petroleum Corp.	5.2
ConocoPhillips	5.1
Occidental Petroleum Corp.	4.7
Apache Corp.	4.6
Marathon Oil Corp.	4.5
Delek US Holdings, Inc.	3.6
Gran Tierra Energy, Inc.	3.3
Total	47.0

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Energy Exploration & Production IntellidexSM Index	(9.23)%	25.08%	4.29%	8.05%	65.58%
S&P SuperComposite Oil & Gas Exploration & Production Index	(16.87)%	15.49%	4.78%	7.05%	55.70%
S&P 500® Index	4.73%	19.45%	1.00%	4.46%	32.80%
Fund
NAV Return	(9.86)%	24.18%	3.60%	7.40%	59.19%
Share Price Return	(9.83)%	24.23%	3.61%	7.38%	58.93%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.76%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Oil & Gas Exploration & Production Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 35 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

11

Manager's Analysis

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

The PowerShares Dynamic Food & Beverage Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Food & Beverage IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to provide capital appreciation by thoroughly evaluating companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. The Index is composed of stocks of 30 U.S. food and beverage companies. These are companies that are principally engaged in the manufacture, sale or distribution of sale or distribution of food and beverage products, agricultural products and products related to the development of new food technologies.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 0.77%. On a Net Asset Value ("NAV") basis, the Fund returned 1.02%. During the same reporting period, the Index returned 1.74%, while the S&P SuperComposite Food Beverage & Tobacco Index returned 15.00% and the S&P 500® Index returned 4.73%. The Fund benefited from positive performance of securities of companies in the consumer discretionary sub-industry. The Fund was hurt most from negative performance of securities of companies in the consumer staples sub-industry.

At the single stock level, the Fund benefited most from exposure to Monster Beverage Corp. (portfolio average weight of 2.96%), Domino's Pizza, Inc. (no longer held at April 30, 2012), and Mead Johnson Nutrition Co. (portfolio average weight of 5.07%). The leading detractors to the Fund were Green Mountain Coffee Roasters, Inc., Dole Food Co., Inc., and Winn-Dixie Stores, Inc. (these stocks were no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Food-Miscellaneous/Diversified	27.0
Retail-Restaurants	16.5
Food-Retail	13.5
Agricultural Operations	7.5
Beverages-Wine/Spirits	5.7
Food-Wholesale/Distribution	5.6
Vitamins & Nutrition Products	5.6
Food-Meat Products	5.1
Agricultural Chemicals	4.9
Beverages-Non-alcoholic	3.2
Food-Dairy Products	2.8
Brewery	2.6
Money Market Fund	0.0
Other assets less liabilities	0.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	29.1
Mid-Cap Value	21.9
Small-Cap Value	19.5
Large-Cap Growth	18.3
Mid-Cap Growth	8.3
Small-Cap Growth	2.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Yum! Brands, Inc.	5.6
Mead Johnson Nutrition Co.	5.6
Kraft Foods, Inc.	5.4
General Mills, Inc.	5.2
Kroger Co. (The)	5.0
McDonald's Corp.	4.9
Archer-Daniels-Midland Co.	4.9
Monsanto Co.	4.9
Monster Beverage Corp.	3.2
Papa John's International, Inc.	3.0
Total	47.7

12

Manager's Analysis (Continued)

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Food & Beverage IntellidexSM Index	1.74%	18.27%	4.93%	6.54%	54.37%
S&P SuperComposite Food Beverage & Tobacco Index	15.00%	25.67%	10.96%	12.52%	123.96%
S&P 500® Index	4.73%	19.45%	1.00%	4.52%	35.29%
Fund
NAV Return	1.02%	17.38%	4.19%	5.83%	47.42%
Share Price Return	0.77%	17.35%	4.18%	5.83%	47.42%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.71%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Food Beverage & Tobacco Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 50 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

13

Manager's Analysis

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

The PowerShares Dynamic Insurance Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Insurance IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. The Index is composed of stocks of 30 U.S. insurance companies. These are companies that are principally engaged in underwriting or distributing and reselling life, health and property/casualty insurance policies.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (2.85)%. On a Net Asset Value ("NAV") basis, the Fund returned (2.85)%. During the same reporting period, the Index returned (2.15)%, while the S&P SuperComposite Insurance Index returned (2.55)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the property & casualty insurance sub-industry. The Fund was hurt most from negative performance of securities of companies in life & health insurance and multi-line insurance sub-industries.

At the single stock level, the Fund benefited most from exposure to Allstate Corp. (The) (no longer held at April 30, 2012), AmTrust Financial Services, Inc. (portfolio average weight of 2.77%), and Protective Life Corp. (portfolio average weight of 2.05%). The leading detractors to the Fund were Prudential Financial, Inc. (portfolio average weight of 3.78%), Hartford Financial Services Group, Inc. (The). (no longer held at April 30, 2012), and Lincoln National Corp. (portfolio average weight of 3.49%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Property/Casualty Insurance	43.2
Life/Health Insurance	26.1
Multi-line Insurance	25.3
Insurance Brokers	2.9
Investment Management/Advisor Services	2.5
Money Market Fund	1.2
Liabilities in excess of other assets	(1.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	35.2
Small-Cap Value	31.6
Mid-Cap Value	27.4
Small-Cap Growth	5.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Travelers Cos., Inc. (The)	5.4
CNA Financial Corp.	5.3
Chubb Corp. (The)	5.3
ACE Ltd.	5.1
Progressive Corp. (The)	4.9
Prudential Financial, Inc.	4.9
Aflac, Inc.	4.8
MetLife, Inc.	4.7
AMERISAFE, Inc.	3.1
Fidelity National Financial, Inc.	3.0
Total	46.5

14

Manager's Analysis (Continued)

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Insurance IntellidexSM Index	(2.15)%	14.93%	(0.47)%	3.03%	21.48%
S&P SuperComposite Insurance Index	(2.55)%	16.45%	(10.87)%	(6.04)%	(33.32)%
S&P 500® Index	4.73%	19.45%	1.00%	4.46%	32.80%
Fund
NAV Return	(2.85)%	14.10%	(1.13)%	2.38%	16.56%
Share Price Return	(2.85)%	14.26%	(1.13)%	2.38%	16.56%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.36%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Insurance Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 56 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

15

Manager's Analysis

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

The PowerShares Dynamic Leisure and Entertainment Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Leisure and Entertainment IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to provide capital appreciation by thoroughly evaluating companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. The Index is composed of stocks of 30 U.S. leisure and entertainment companies. These are companies that are principally engaged in the design, production or distribution of goods or services in the leisure and entertainment industries.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 15.59%. On a Net Asset Value ("NAV") basis, the Fund returned 15.49%. During the same reporting period, the Index returned 16.41%, while the S&P SuperComposite Hotels, Restaurants & Leisure Index returned 24.74% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in restaurants, broadcasting, and internet retail sub-industries. The Fund was hurt most from negative performance of securities of companies in internet software & services and movies & entertainment sub-industries.

At the single stock level, the Fund benefited most from exposure to Starbucks Corp. (portfolio average weight of 5.32%), Yum! Brands, Inc. (portfolio average weight of 5.07%), and Chipotle Mexican Grill, Inc. (portfolio average weight of 4.19%). The leading detractors to the Fund were Travelzoo, Inc., Sonic Corp., and Wynn Resorts Ltd. (these stocks were no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Retail	52.3
Media	16.9
Entertainment	14.4
Internet	6.0
Lodging	5.1
Food	3.1
Leisure Time	2.2
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Value	29.4
Large-Cap Growth	21.6
Small-Cap Growth	19.3
Large-Cap Value	19.0
Mid-Cap Growth	7.8
Mid-Cap Value	2.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Priceline.com, Inc.	6.0
Starbucks Corp.	5.5
CBS Corp., Class B	5.2
Yum! Brands, Inc.	5.1
Chipotle Mexican Grill, Inc.	5.0
Walt Disney Co. (The)	4.8
Viacom, Inc.	4.5
McDonald's Corp.	4.5
Marriott Vacations Worldwide Corp.	3.1
Domino's Pizza, Inc.	3.1
Total	46.8

16

Manager's Analysis (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Leisure and Entertainment IntellidexSM Index	16.41%	29.84%	5.72%	7.75%	66.82%
S&P SuperComposite Hotels, Restaurants & Leisure Index	24.74%	29.31%	10.37%	11.59%	111.57%
S&P 500® Index	4.73%	19.45%	1.00%	4.52%	35.29%
Fund
NAV Return	15.49%	28.54%	5.22%	7.19%	60.94%
Share Price Return	15.59%	28.66%	5.23%	7.21%	61.13%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.78%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Hotels, Restaurants & Leisure Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 44 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

17

Manager's Analysis

PowerShares Dynamic Media Portfolio (ticker: PBS)

The PowerShares Dynamic Media Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Media IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to provide capital appreciation by thoroughly evaluating companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. The Index is composed of stocks of 30 U.S. media companies. These are companies that are principally engaged in the development, production, sale and distribution of goods or services used in the media industry.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (4.33)%. On a Net Asset Value ("NAV") basis, the Fund returned (4.33)%. During the same reporting period, the Index returned (3.70)%, while the S&P SuperComposite Media Index returned 6.58% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in data processing & outsourced services, broadcasting, and movies & entertainment sub-industries. The Fund was hurt most from negative performance of securities of companies in internet software & services, advertising, and internet retail sub-industries.

At the single stock level, the Fund benefited most from exposure to CBS Corp (portfolio average weight of 5.16%), Lions Gate Entertainment Corp. (portfolio average weight of 1.10%), and McGraw-Hill Cos. Inc. (portfolio average weight of 3.72%). The leading detractors to the Fund were Ancestry.com, Inc. (no longer held at April 30, 2012), Valassis Communications, Inc. (portfolio average weight of 0.97%), and HomeAway, Inc. (no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Multimedia	20.5
Television	13.3
Web Portals/ISP	11.5
Cable/Satellite TV	8.4
Publishing-Books	8.2
E-Commerce/Services	5.8
Advertising Sales	5.8
Advertising Agencies	5.8
Commercial Services	2.9
E-Marketing/Information	2.8
Retail-Discount	2.8
Internet Content-Information/News	2.6
Publishing-Newspapers	2.5
Diversified Operations/Commercial Services	2.5
Motion Pictures & Services	2.4
Printing-Commercial	2.2
Money Market Fund	8.0
Liabilities in excess of other assets	(8.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Value	40.0
Mid-Cap Growth	16.8
Small-Cap Value	15.2
Small-Cap Growth	11.9
Mid-Cap Value	8.1
Large-Cap Growth	8.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
CBS Corp., Class B	5.7
McGraw-Hill Cos., Inc. (The)	5.4
Walt Disney Co. (The)	5.3
Comcast Corp., Class A	5.3
News Corp., Class A	5.1
Time Warner, Inc.	5.1
Google, Inc., Class A	5.1
Viacom, Inc., Class B	5.0
AOL, Inc.	3.8
DISH Network Corp.	3.1
Total	48.9

18

Manager's Analysis (Continued)

PowerShares Dynamic Media Portfolio (ticker: PBS)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Media IntellidexSM Index	(3.70)%	23.51%	(0.85)%	1.07%	7.58%
S&P SuperComposite Media Index	6.58%	28.74%	2.43%	4.95%	39.13%
S&P 500® Index	4.73%	19.45%	1.00%	4.52%	35.29%
Fund
NAV Return	(4.33)%	22.26%	(1.29)%	0.55%	3.83%
Share Price Return	(4.33)%	22.21%	(1.28)%	0.55%	3.83%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.69%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Media Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 30 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

19

Manager's Analysis

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

The PowerShares Dynamic Networking Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Networking IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to provide capital appreciation by thoroughly evaluating companies based on a variety of investment merit criteria, including price momentum, earnings momentum, quality, management action, and value.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (5.20)%. On a Net Asset Value ("NAV") basis, the Fund returned (5.10)%. During the same reporting period, the Index returned (4.41)%, while the S&P SuperComposite Communications Equipment Index returned 6.23% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in application software and electronic components sub-industries. The Fund was hurt most from negative performance of securities of companies in the communications equipment sub-industry.

At the single stock level, the Fund benefited most from exposure to SolarWinds, Inc. (portfolio average weight of 2.78%), Netlogic Microsystems Inc. (no longer held at April 30, 2012), and Sourcefire, Inc. (portfolio average weight of 1.86%). The leading detractors to the Fund were Acme Packet, Inc. (no longer held at April 30, 2012), Juniper Networks, Inc. (portfolio average weight of 4.51%), and Calix, Inc. (no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Telecommunications	37.9
Software	17.0
Semiconductors	13.0
Internet	11.7
Computers	9.9
Electronics	5.3
Electrical Components & Equipment	5.2
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Growth	41.5
Large-Cap Growth	27.0
Mid-Cap Growth	26.0
Small-Cap Value	5.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Citrix Systems, Inc.	5.8
VMware, Inc., Class A	5.7
F5 Networks, Inc.	5.3
Amphenol Corp.	5.3
Motorola Solutions, Inc.	5.3
QUALCOMM, Inc.	5.1
Cisco Systems, Inc.	5.1
Juniper Networks, Inc.	4.6
SolarWinds, Inc.	3.3
Websense, Inc.	3.2
Total	48.7

20

Manager's Analysis (Continued)

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Networking IntellidexSM Index	(4.41)%	27.96%	9.08%	10.17%	94.24%
S&P SuperComposite Communications Equipment Index	6.23%	10.28%	(0.73)%	3.29%	24.77%
S&P 500® Index	4.73%	19.45%	1.00%	4.52%	35.29%
Fund
NAV Return	(5.10)%	27.07%	8.29%	9.48%	85.98%
Share Price Return	(5.20)%	26.96%	8.27%	9.46%	85.78%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.70%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Communications Equipment Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 25 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

21

Manager's Analysis

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

The PowerShares Dynamic Oil & Gas Services Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Oil Services IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. Securities shown to possess the greatest capital appreciation potential are selected by the Index.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (22.36)%. On a Net Asset Value ("NAV") basis, the Fund returned (22.36)%. During the same reporting period, the Index returned (21.81)%, while the S&P SuperComposite Energy Equipment & Services Index returned (19.03)% and the S&P 500® Index returned 4.73%. The Fund benefited from positive performance of securities of companies in specialty chemicals and oil & gas storage & transportation sub-industries. The Fund was hurt most from negative performance of securities of companies in oil & gas equipment & services and oil & gas drilling sub-industries.

At the single stock level, the Fund benefited most from exposure to Hornbeck Offshore Services, Inc. (portfolio average weight of 2.80%), Core Laboratories NV (portfolio average weight of 2.83%), and Oceaneering International, Inc. (portfolio average weight of 2.83%). The leading detractors to the Fund were Nabors Industries Ltd. (portfolio average weight of 4.16%), Baker Hughes, Inc. (no longer held at April 30, 2012), and Halliburton Co. (portfolio average weight of 4.86%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Oil-Field Services	45.1
Oil & Gas Drilling	24.5
Oil Field Machinery & Equipment	15.9
Transportation-Marine	5.4
Seismic Data Collection	3.0
Transportation-Services	3.0
Marine Services	3.0
Money Market Fund	0.1
Liabilities in excess of other assets	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Value	24.9
Mid-Cap Growth	24.3
Small-Cap Growth	18.9
Mid-Cap Value	16.9
Large-Cap Growth	10.1
Large-Cap Value	4.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Diamond Offshore Drilling, Inc.	5.7
Schlumberger Ltd.	5.1
FMC Technologies, Inc.	5.0
Halliburton Co.	4.9
National Oilwell Varco, Inc.	4.9
Weatherford International Ltd.	4.8
Helmerich & Payne, Inc.	4.5
Nabors Industries Ltd.	4.1
Flotek Industries, Inc.	3.6
Core Laboratories NV	3.2
Total	45.8

22

Manager's Analysis (Continued)

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Oil Services IntellidexSM Index	(21.81)%	17.32%	(1.14)%	4.23%	30.99%
S&P SuperComposite Energy Equipment & Services Index	(19.03)%	20.78%	1.31%	6.31%	48.87%
S&P 500® Index	4.73%	19.45%	1.00%	4.46%	32.80%
Fund
NAV Return	(22.36)%	16.43%	(1.79)%	3.64%	26.23%
Share Price Return	(22.36)%	16.37%	(1.79)%	3.64%	26.23%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.64%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Energy Equipment & Services Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 34 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

23

Manager's Analysis

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

The PowerShares Dynamic Pharmaceuticals Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Pharmaceuticals IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to provide capital appreciation by thoroughly evaluating companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. The Index is composed of stocks of 30 U.S. pharmaceuticals companies. These are companies that are principally engaged in the research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 23.16%. On a Net Asset Value ("NAV") basis, the Fund returned 23.29%. During the same reporting period, the Index returned 24.09%, while the S&P SuperComposite Pharmaceuticals Index returned 12.17% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in pharmaceuticals and biotechnology sub-industries. The Fund was hurt from negative performance of securities of companies in the health care equipment sub-industry.

At the single stock level, the Fund benefited most from exposure to VIVUS, Inc. (portfolio average weight of 2.20%), Questcor Pharmaceuticals Inc. (portfolio average weight of 3.00%), and Akorn, Inc. (portfolio average weight of 2.89%). The leading detractors to the Fund were Depomed, Inc. (no longer held at April 30, 2012), Hospira, Inc. (no longer held at April 30, 2012), and Hi-Tech Pharmacal Co., Inc. (portfolio average weight of 1.73%).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Medical-Drugs	53.6
Medical-Biomedical/Genetics	20.5
Medical-Generic Drugs	14.3
Therapeutics	6.5
Consumer Products-Miscellaneous	2.6
Medical Products	2.5
Money Market Fund	0.0
Other assets less liabilities	0.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	26.5
Large-Cap Value	24.8
Small-Cap Growth	20.0
Mid-Cap Growth	17.8
Small-Cap Value	5.6
Mid-Cap Value	5.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Gilead Sciences, Inc.	5.5
Abbott Laboratories	5.2
Pfizer, Inc.	5.2
Eli Lilly & Co.	5.0
Amgen, Inc.	5.0
Merck & Co., Inc.	4.9
Bristol-Myers Squibb Co.	4.9
Johnson & Johnson	4.8
Warner Chilcott PLC, Class A	3.5
Watson Pharmaceuticals, Inc.	3.4
Total	47.4

24

Manager's Analysis (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Pharmaceuticals IntellidexSM Index	24.09%	34.19%	11.96%	13.35%	135.95%
S&P SuperComposite Pharmaceuticals Index	12.17%	19.32%	3.46%	5.17%	41.08%
S&P 500® Index	4.73%	19.45%	1.00%	4.52%	35.29%
Fund
NAV Return	23.29%	33.27%	11.16%	12.64%	126.09%
Share Price Return	23.16%	33.22%	11.17%	12.65%	126.17%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.76%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Pharmaceuticals Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 21 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

25

Manager's Analysis

PowerShares Dynamic Retail Portfolio (ticker: PMR)

The PowerShares Dynamic Retail Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Retail IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. The Index is composed of stocks of 30 U.S. retailers. These are companies that are principally engaged in operating general merchandise stores such as department stores, discount stores, warehouse clubs and superstores; specialty stores, including apparel, electronics, accessories and footwear stores; and home improvement and home furnishings stores.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned 19.95%. On a Net Asset Value ("NAV") basis, the Fund returned 20.06%. During the same reporting period, the Index returned 20.88%, while the S&P SuperComposite Retailing Index returned 21.45% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in specialty stores, hypermarkets & super centers, and department stores sub-industries. The Fund was hurt most from negative performance of securities of companies in drug retail, internet retail, and computer & electronics retail sub-industries.

At the single stock level, the Fund benefited most from exposure to PriceSmart, Inc. (portfolio average weight of 3.04%), Liquidity Services, Inc. (portfolio average weight of 2.07%), and Dollar Tree, Inc. (portfolio average weight of 3.24%). The leading detractors to the Fund were Walgreen Co. (no longer held at April 30, 2012), Avis Budget Group, Inc. (portfolio average weight of 1.70%), and Wet Seal, Inc. (The) (no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Retail-Discount	15.4
Food-Retail	15.1
Retail-Auto Parts	8.8
Retail-Miscellaneous/Diversified	6.2
Retail-Apparel/Shoe	6.1
Retail-Major Department Store	5.6
Rental Auto/Equipment	5.4
Retail-Regional Deptment Store	5.3
Retail-Building Products	5.3
E-Marketing/Information	3.2
E-Commerce/Products	2.9
Retail-Home Furnishings	2.7
Retail-Video Rental	2.7
Home Furnishings	2.7
Food-Wholesale/Distribution	2.6
Retail-Computer Equipment	2.6
Transportation-Equipment & Leasing	2.5
Retail-Drug Store	2.5
E-Commerce/Services	2.4
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Large-Cap Growth	29.9
Small-Cap Growth	22.1
Small-Cap Value	18.5
Mid-Cap Value	11.2
Large-Cap Value	10.1
Mid-Cap Growth	8.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
O'Reilly Automotive, Inc.	5.9
TJX Cos., Inc. (The)	5.6
Dollar Tree, Inc.	5.6
Macy's, Inc.	5.3
Home Depot, Inc. (The)	5.3
Costco Wholesale Corp.	5.0
Wal-Mart Stores, Inc.	4.8
Kroger Co. (The)	4.8
Gap, Inc. (The)	3.3
PriceSmart, Inc.	3.2
Total	48.8

26

Manager's Analysis (Continued)

PowerShares Dynamic Retail Portfolio (ticker: PMR)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Retail IntellidexSM Index	20.88%	23.04%	6.88%	10.05%	86.53%
S&P SuperComposite Retailing Index	21.45%	27.27%	6.78%	8.06%	65.54%
S&P 500® Index	4.73%	19.45%	1.00%	4.46%	32.80%
Fund
NAV Return	20.06%	22.22%	6.22%	9.40%	79.45%
Share Price Return	19.95%	22.22%	6.20%	9.39%	79.33%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.63%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Retailing Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 92 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

27

Manager's Analysis

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

The PowerShares Dynamic Semiconductors Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Semiconductors IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to provide capital appreciation by thoroughly evaluating companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. The Index is composed of stocks of 30 U.S. semiconductors companies. These are companies that are principally engaged in the manufacture of semiconductors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas, including advanced design and manufacturing technologies, and lasers and electro-optics.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (13.47)%. On a Net Asset Value ("NAV") basis, the Fund returned (13.20)%. During the same reporting period, the Index returned (12.63)%, while the S&P SuperComposite Semiconductor Index returned (0.50)% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in the electronic equipment & instruments sub-industry. The Fund was hurt most from negative performance of securities of companies in semiconductors and semiconductor equipment sub-industries.

At the single stock level, the Fund benefited most from exposure to Intel Corp. (portfolio average weight of 3.94%), Cirrus Logic, Inc. (portfolio average weight of 1.20%), and KLA-Tencor Corp. (portfolio average weight of 5.31%). The leading detractors to the Fund were Atmel Corp., Micron Technology, Inc., and InterDigital, Inc. (these stocks were no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Electronic Components-Semiconductors	35.4
Semiconductor Equipment	33.0
Semiconductor Components-Integrated Circuits	26.0
Instruments-Scientific	3.1
Lasers-Systems/Components	2.6
Money Market Fund	0.5
Liabilities in excess of other assets	(0.6)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Growth	45.8
Mid-Cap Growth	39.0
Large-Cap Growth	15.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
KLA-Tencor Corp.	5.4
Intel Corp.	5.3
Maxim Integrated Products, Inc.	5.2
QUALCOMM, Inc.	5.0
Analog Devices, Inc.	5.0
Broadcom Corp., Class A	4.9
Linear Technology Corp.	4.9
Xilinx, Inc.	4.8
Cirrus Logic, Inc.	3.2
Kulicke & Soffa Industries, Inc.	3.2
Total	46.9

28

Manager's Analysis (Continued)

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Semiconductors IntellidexSM Index	(12.63)%	16.03%	(2.74)%	1.69%	12.20%
S&P SuperComposite Semiconductor Index	(0.50)%	21.46%	3.08%	2.76%	20.46%
S&P 500® Index	4.73%	19.45%	1.00%	4.52%	35.29%
Fund
NAV Return	(13.20)%	15.23%	(3.46)%	0.99%	7.00%
Share Price Return	(13.47)%	15.13%	(3.52)%	0.95%	6.66%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.97%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Semiconductor Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 42 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

29

Manager's Analysis

PowerShares Dynamic Software Portfolio (ticker: PSJ)

The PowerShares Dynamic Software Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Software IntellidexSM Index (the "Index"). The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to provide capital appreciation by thoroughly evaluating companies based on a variety of investment merit criteria, including: price momentum, earnings momentum, quality, management action, and value. The Index is composed of stocks of 30 U.S. software companies. These are companies that are principally engaged in the research, design, production or distribution of products or processes that relate to software applications and systems and information-based services.

For the fiscal year ended April 30, 2012, on a share price basis, the Fund returned (2.22)%. On a Net Asset Value ("NAV") basis, the Fund returned (2.19)%. During the same reporting period, the Index returned (1.55)%, while the S&P SuperComposite Software & Services Index returned 11.13% and the S&P 500® Index returned 4.73%. The Fund benefited most from positive performance of securities of companies in application software, IT consulting & other services, and health care technology sub-industries. The Fund was hurt most from negative performance of securities of companies in systems software, data processing & outsourced services, and communications equipment sub-industries.

At the single stock level, the Fund benefited most from exposure to Cerner Corp. (portfolio average weight of 4.63%), SolarWinds Inc. (portfolio average weight of 1.80%), and Nuance Communications, Inc. (portfolio average weight of 2.30%). The leading detractors to the Fund were Autodesk, Inc., BMC Software, Inc., and VASCO Data Security International, Inc. (these stocks were no longer held at April 30, 2012).

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2012

Applications Software	20.1
Medical Information Systems	12.9
Enterprise Software/Services	10.4
Telecommunication Services	7.6
Data Processing/Management	5.5
Electronic Design Automation	5.2
Entertainment Software	5.2
Electronic Forms	4.9
Computer Software	3.2
Communications Software	3.2
Internet Infrastructure Software	3.0
Computer Services	2.9
Internet Content-Information/News	2.8
Computers-Integrated Systems	2.7
Motion Pictures & Services	2.7
Transactional Software	2.7
Semiconductor Equipment	2.5
Computer Aided Design	2.5
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2012

Small-Cap Growth	35.4
Large-Cap Growth	30.1
Mid-Cap Growth	26.7
Small-Cap Value	7.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2012

Security
Cerner Corp.	5.4
Activision Blizzard, Inc.	5.2
Amdocs Ltd.	5.1
Microsoft Corp.	5.0
Adobe Systems, Inc.	4.9
Intuit, Inc.	4.9
CA, Inc.	4.8
Nuance Communications, Inc.	4.7
Medidata Solutions, Inc.	3.5
SS&C Technologies Holdings, Inc.	3.2
Total	46.7

30

Manager's Analysis (Continued)

PowerShares Dynamic Software Portfolio (ticker: PSJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2012
	Avg Ann††			Fund Inception†
	1 Year	3 Years	5 Years	Avg Ann††	Cumulative
Index
Dynamic Software IntellidexSM Index	(1.55)%	21.25%	6.35%	9.55%	86.78%
S&P SuperComposite Software & Services Index	11.13%	21.81%	5.59%	7.15%	60.26%
S&P 500® Index	4.73%	19.45%	1.00%	4.52%	35.29%
Fund
NAV Return	(2.19)%	20.47%	5.67%	8.90%	79.37%
Share Price Return	(2.22)%	20.47%	5.66%	8.89%	79.25%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed or sold on the secondary market, may be worth more or less than their original cost. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2013. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.77%. The Financial Highlights section of the Shareholders Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results that actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Software & Services Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 111 and 500 common stocks, respectively.

†  Fund and Index returns are calculated from the inception date of the Fund. Returns for the Benchmark Indices are calculated from the closest month-end to the Fund's inception date.

††  Average Annualized.

31

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PJB	PowerShares Dynamic Banking Portfolio	10/12/2006	1,398	468	41	9	7	1	3
PBE	PowerShares Dynamic Biotechnology & Genome Portfolio	6/23/2005	1,727	580	44	4	1	0	1
PKB	PowerShares Dynamic Building & Construction Portfolio	10/26/2005	1,640	503	44	15	1	1	2
PXE	PowerShares Dynamic Energy Exploration & Production Portfolio	10/26/2005	1,640	658	23	6	1	1	1
PBJ	PowerShares Dynamic Food & Beverage Portfolio	6/23/2005	1,727	735	32	8	3	0	1
PIC	PowerShares Dynamic Insurance Portfolio	10/26/2005	1,640	659	30	16	1	3	1
PEJ	PowerShares Dynamic Leisure & Entertainment Portfolio	6/23/2005	1,727	691	30	14	0	0	0
PBS	PowerShares Dynamic Media Portfolio	6/23/2005	1,727	692	33	5	1	0	1
PXQ	PowerShares Dynamic Networking Portfolio	6/23/2005	1,727	723	32	10	0	0	1
PXJ	PowerShares Dynamic Oil & Gas Services Portfolio	10/26/2005	1,640	632	52	16	0	0	1
PJP	PowerShares Dynamic Pharmaceuticals Portfolio	6/23/2005	1,727	816	19	9	2	0	0
PMR	PowerShares Dynamic Retail Portfolio	10/26/2005	1,640	632	32	8	1	0	0
PSI	PowerShares Dynamic Semiconductors Portfolio	6/23/2005	1,727	642	39	7	2	2	2
PSJ	PowerShares Dynamic Software Portfolio	6/23/2005	1,727	795	28	12	5	2	1

32

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PJB	801	60	6	0	1	1
PBE	1,022	63	11	1	0	0
PKB	1,005	60	8	0	1	0
PXE	896	43	7	1	1	2
PBJ	925	23	0	0	0	0
PIC	891	29	4	4	1	1
PEJ	967	21	2	0	0	2
PBS	955	36	3	0	0	1
PXQ	927	33	1	0	0	0
PXJ	908	24	5	1	1	0
PJP	860	18	2	0	0	1
PMR	928	37	2	0	0	0
PSI	1,002	24	3	2	0	2
PSJ	870	10	3	0	1	0

33

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commission. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Banking Portfolio Actual	$1,000.00	$1,211.38	0.65%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Biotechnology & Genome Portfolio Actual	$1,000.00	$1,096.55	0.63%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Building & Construction Portfolio Actual	$1,000.00	$1,230.31	0.63%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17

34

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Exploration & Production Portfolio Actual	$1,000.00	$1,067.07	0.67%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	0.67%	$3.37
PowerShares Dynamic Food & Beverage Portfolio Actual	$1,000.00	$1,045.00	0.63%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Insurance Portfolio Actual	$1,000.00	$1,099.51	0.63%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Leisure and Entertainment Portfolio Actual	$1,000.00	$1,208.30	0.63%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Media Portfolio Actual	$1,000.00	$1,118.88	0.63%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Networking Portfolio Actual	$1,000.00	$1,111.06	0.63%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Oil & Gas Services Portfolio Actual	$1,000.00	$993.81	0.63%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Pharmaceuticals Portfolio Actual	$1,000.00	$1,207.01	0.63%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Retail Portfolio Actual	$1,000.00	$1,215.71	0.63%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Semiconductors Portfolio Actual	$1,000.00	$1,091.19	0.63%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Software Portfolio Actual	$1,000.00	$1,089.18	0.63%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account for the period, then multiplying the result by 182/366. Expense ratios for the most recent six month period may differ from expense ratios based on the one year data in the Financial Highlights.

35

Schedule of Investments

PowerShares Dynamic Banking Portfolio (PJB)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Banks-Central U.S.—25.9%
13,753	1st Source Corp.	$312,056
14,944	Chemical Financial Corp.	329,814
16,460	Commerce Bancshares, Inc.	660,046
11,310	Cullen/Frost Bankers, Inc.	666,838
20,846	First Financial Bancorp.	350,421
18,424	International Bancshares Corp.	363,505
17,426	MB Financial, Inc.	360,195
10,684	Texas Capital Bancshares, Inc.(a)	402,894
		3,445,769
	Commercial Banks-Eastern U.S.—7.5%
53,419	CapitalSource, Inc.	344,552
16,208	S&T Bancorp, Inc.	303,414
15,575	Webster Financial Corp.	354,020
		1,001,986
	Commercial Banks-Southern U.S.—24.0%
11,953	Bank of the Ozarks, Inc.	369,348
21,825	BB&T Corp.	699,273
10,081	City Holding Co.	336,201
11,142	Community Trust Bancorp, Inc.	355,987
13,906	Home BancShares, Inc.	405,221
20,959	Pinnacle Financial Partners, Inc.(a)	383,549
13,309	Republic Bancorp, Inc., Class A	313,161
13,135	Simmons First National Corp., Class A	319,706
		3,182,446
	Commercial Banks-Western U.S.—20.9%
7,522	Bank of Hawaii Corp.	367,751
16,141	Columbia Banking System, Inc.	330,729
29,153	East West Bancorp, Inc.	663,814
20,120	First Republic Bank(a)	664,564
5,759	SVB Financial Group(a)	369,094
18,444	Zions Bancorp.	376,073
		2,772,025
	Fiduciary Banks—2.6%
37,319	Boston Private Financial Holdings, Inc.	347,813
	Savings & Loan/Thrifts-Eastern U.S.—3.0%
27,123	Oritani Financial Corp.	401,963
	Super-Regional Banks-U.S.—16.1%
21,944	Comerica, Inc.	702,647
22,394	U.S. Bancorp	720,415
21,317	Wells Fargo & Co.	712,627
		2,135,689
	Total Common Stocks (Cost $11,900,155)	13,287,691

Number of Shares		Value
	Money Market Fund—0.8%
100,817	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $100,817)	$100,817
	Total Investments (Cost $12,000,972)—100.8%	13,388,508
	Liabilities in excess of other assets—(0.8)%	(101,824)
	Net Assets—100.0%	$13,286,684

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

36

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—52.7%
138,210	Acorda Therapeutics, Inc.(a)	$3,488,420
80,987	Alexion Pharmaceuticals, Inc.(a)	7,314,746
278,582	Alnylam Pharmaceuticals, Inc.(a)	3,173,049
101,197	Amgen, Inc.	7,196,119
58,889	Biogen Idec, Inc.(a)	7,891,715
86,902	Cubist Pharmaceuticals, Inc.(a)	3,674,217
647,933	Exelixis, Inc.(a)	3,110,079
151,436	Gilead Sciences, Inc.(a)	7,876,186
320,632	Halozyme Therapeutics, Inc.(a)	2,593,913
143,720	Life Technologies Corp.(a)	6,662,859
237,974	Momenta Pharmaceuticals, Inc.(a)	3,779,027
156,622	Myriad Genetics, Inc.(a)	4,073,738
579,622	PDL BioPharma, Inc.	3,645,822
212,781	Seattle Genetics, Inc.(a)	4,206,680
78,002	United Therapeutics Corp.(a)	3,412,588
		72,099,158
	Chemicals—4.9%
94,408	Sigma-Aldrich Corp.	6,693,527
	Electronics—4.8%
77,394	Waters Corp.(a)	6,509,609
	Healthcare-Products—8.1%
229,925	Bruker Corp.(a)	3,455,773
164,914	Luminex Corp.(a)	4,129,447
52,376	Techne Corp.	3,506,049
		11,091,269
	Pharmaceuticals—29.6%
195,829	BioMarin Pharmaceutical, Inc.(a)	6,795,266
229,080	MAP Pharmaceuticals, Inc.(a)	2,936,806
535,611	Nektar Therapeutics(a)	4,081,356
105,402	Neogen Corp.(a)	4,109,624
460,414	Neurocrine Biosciences, Inc.(a)	3,420,876
97,056	Onyx Pharmaceuticals, Inc.(a)	4,417,019
780,494	Opko Health, Inc.(a)	3,707,346
294,374	Optimer Pharmaceuticals, Inc.(a)	4,356,735
151,665	Pharmacyclics, Inc.(a)	4,179,887
117,787	ViroPharma, Inc.(a)	2,561,867
		40,566,782
	Total Common Stocks (Cost $118,751,030)	136,960,345

Number of Shares		Value
	Money Market Fund—0.1%
167,240	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $167,240)	$167,240
	Total Investments (Cost $118,918,270)—100.2%	137,127,585
	Liabilities in excess of other assets—(0.2)%	(224,757)
	Net Assets—100.0%	$136,902,828

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

37

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio (PKB)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Building Materials—15.7%
57,781	Apogee Enterprises, Inc.	$887,516
67,013	Comfort Systems USA, Inc.	708,997
54,153	Gibraltar Industries, Inc.(a)	732,149
102,475	Louisiana-Pacific Corp.(a)	927,399
9,228	Martin Marietta Materials, Inc.	764,817
23,222	Texas Industries, Inc.	780,491
		4,801,369
	Commercial Services—2.7%
112,903	Great Lakes Dredge & Dock Corp.	836,611
	Distribution/Wholesale—5.6%
34,447	Beacon Roofing Supply, Inc.(a)	919,391
21,331	Pool Corp.	787,327
		1,706,718
	Engineering & Construction—19.3%
33,800	AECOM Technology Corp.(a)	745,966
35,277	Dycom Industries, Inc.(a)	825,129
28,994	EMCOR Group, Inc.	850,104
31,453	Jacobs Engineering Group, Inc.(a)	1,378,585
40,594	KBR, Inc.	1,374,513
17,364	URS Corp.	717,307
		5,891,604
	Environmental Control—2.8%
32,527	Tetra Tech, Inc.(a)	868,471
	Forest Products & Paper—2.4%
12,055	Deltic Timber Corp.	736,319
	Holding Companies-Diversified—2.3%
48,914	Primoris Services Corp.	705,340
	Home Builders—12.0%
106,159	D.R. Horton, Inc.	1,735,700
95,349	PulteGroup, Inc.(a)	938,234
44,700	Ryland Group, Inc. (The)	1,006,197
		3,680,131
	Machinery-Construction & Mining—2.1%
20,446	Astec Industries, Inc.(a)	639,755
	Machinery-Diversified—2.9%
7,810	NACCO Industries, Inc., Class A	886,201
	Metal Fabricate/Hardware—3.0%
7,336	Valmont Industries, Inc.	909,151
	Mining—4.5%
32,145	Vulcan Materials Co.	1,376,127

Number of Shares		Value
	Common Stocks (Continued)
	Real Estate—2.9%
54,994	Forest City Enterprises, Inc., Class A(a)	$877,154
	Retail—16.6%
31,590	Home Depot, Inc. (The)	1,636,046
54,643	Lowe's Cos., Inc.	1,719,615
17,599	Tractor Supply Co.	1,731,918
		5,087,579
	Textiles—5.2%
23,780	Mohawk Industries, Inc.(a)	1,593,736
	Total Common Stocks (Cost $26,852,209)	30,596,266
	Money Market Fund—0.4%
113,549	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $113,549)	113,549
	Total Investments (Cost $26,965,758)—100.4%	30,709,815
	Liabilities in excess of other assets—(0.4)%	(109,457)
	Net Assets—100.0%	$30,600,358

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Oil Companies-Exploration & Production—51.9%
32,600	Apache Corp.	$3,127,644
70,452	Bill Barrett Corp.(a)	1,689,439
102,211	BreitBurn Energy Partners LP	1,945,075
22,959	Cimarex Energy Co.	1,586,696
21,640	Clayton Williams Energy, Inc.(a)	1,591,406
30,950	Contango Oil & Gas Co.(a)	1,679,347
94,879	Denbury Resources, Inc.(a)	1,806,496
112,531	Energy Partners Ltd.(a)	1,832,005
36,712	EQT Corp.	1,828,992
58,282	GeoResources, Inc.(a)	2,197,814
342,646	Gran Tierra Energy, Inc. (Canada)(a)	2,210,067
35,020	Occidental Petroleum Corp.	3,194,524
71,960	Pioneer Southwest Energy Partners LP	2,041,505
42,665	Plains Exploration & Production Co.(a)	1,742,865
88,214	QR Energy LP	1,654,013
37,588	Rosetta Resources, Inc.(a)	1,889,549
56,506	Stone Energy Corp.(a)	1,584,993
73,944	W&T Offshore, Inc.	1,461,873
		35,064,303
	Oil Companies-Integrated—27.9%
33,344	Chevron Corp.	3,553,137
62,812	ConocoPhillips(a)(b)	3,451,519
41,644	Exxon Mobil Corp.	3,595,543
103,890	Marathon Oil Corp.	3,048,132
84,862	Marathon Petroleum Corp.	3,531,108
30,635	Murphy Oil Corp.	1,684,006
		18,863,445
	Oil Refining & Marketing—20.2%
66,664	CVR Energy, Inc.(a)	2,023,919
149,502	Delek US Holdings, Inc.	2,436,883
58,540	HollyFrontier Corp.	1,804,203
71,622	Tesoro Corp.(a)	1,665,211
149,126	Valero Energy Corp.	3,683,412
108,175	Western Refining, Inc.	2,060,734
		13,674,362
	Total Common Stocks and Other Equity Interests (Cost $67,510,900)	67,602,110

Number of Shares		Value
	Money Market Fund—0.2%
120,746	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $120,746)	$120,746
	Total Investments (Cost $67,631,646)—100.2%	67,722,856
	Liabilities in excess of other assets—(0.2)%	(130,830)
	Net Assets—100.0%	$67,592,026

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  When-issued security.

See Notes to Financial Statements.

39

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Chemicals—4.9%
108,078	Monsanto Co.	$8,233,382
	Agricultural Operations—7.5%
268,905	Archer-Daniels-Midland Co.	8,290,341
69,027	Bunge Ltd.	4,452,242
		12,742,583
	Beverages-Non-alcoholic—3.2%
83,146	Monster Beverage Corp.(a)	5,401,164
	Beverages-Wine/Spirits—5.7%
57,803	Brown-Forman Corp., Class B	4,991,289
217,330	Constellation Brands, Inc., Class A(a)	4,694,328
		9,685,617
	Brewery—2.6%
106,736	Molson Coors Brewing Co., Class B	4,438,083
	Food-Dairy Products—2.8%
381,121	Dean Foods Co.(a)	4,680,166
	Food-Meat Products—5.1%
199,141	Smithfield Foods, Inc.(a)	4,173,995
246,856	Tyson Foods, Inc., Class A	4,505,122
		8,679,117
	Food-Miscellaneous/Diversified—27.0%
203,905	B&G Foods, Inc.	4,534,847
119,861	Cal-Maine Foods, Inc.	4,318,592
139,061	Campbell Soup Co.	4,704,434
174,658	ConAgra Foods, Inc.	4,509,669
82,428	Corn Products International, Inc.	4,703,342
225,273	General Mills, Inc.	8,760,867
226,880	Kraft Foods, Inc., Class A	9,045,706
231,264	Sara Lee Corp.	5,097,058
		45,674,515
	Food-Retail—13.5%
365,091	Kroger Co. (The)	8,495,668
223,974	Safeway, Inc.	4,553,391
109,425	Weis Markets, Inc.	4,880,355
57,803	Whole Foods Market, Inc.	4,801,695
		22,731,109
	Food-Wholesale/Distribution—5.6%
168,502	Calavo Growers, Inc.	4,832,638
257,710	Spartan Stores, Inc.	4,698,053
		9,530,691

Number of Shares		Value
	Common Stocks (Continued)
	Retail-Restaurants—16.5%
281,040	AFC Enterprises, Inc.(a)	$4,800,163
85,667	McDonald's Corp.	8,348,249
127,145	Papa John's International, Inc.(a)	5,121,401
131,128	Yum! Brands, Inc.	9,536,939
		27,806,752
	Vitamins & Nutrition Products—5.6%
110,156	Mead Johnson Nutrition Co.	9,424,947
	Total Common Stocks (Cost $162,491,606)	169,028,126
	Money Market Fund—0.0%
3,111	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $3,111)	3,111
	Total Investments (Cost $162,494,717)—100.0%	169,031,237
	Other assets less liabilities—0.0%	7,674
	Net Assets—100.0%	$169,038,911

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

40

Schedule of Investments

PowerShares Dynamic Insurance Portfolio (PIC)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Insurance Brokers—2.9%
5,762	Arthur J. Gallagher & Co.	$216,421
	Investment Management/ Advisor Services—2.5%
12,578	National Financial Partners Corp.(a)	185,526
	Life/Health Insurance—26.1%
7,773	Aflac, Inc.	350,096
16,313	American Equity Investment Life Holding Co.	199,998
4,464	Delphi Financial Group, Inc., Class A	202,755
7,929	Lincoln National Corp.	196,401
7,919	Primerica, Inc.	207,715
7,054	Protective Life Corp.	206,400
5,968	Prudential Financial, Inc.	361,303
4,075	Torchmark Corp.	198,493
		1,923,161
	Multi-line Insurance—25.3%
4,985	ACE Ltd.	378,711
2,705	American National Insurance Co.	189,891
4,630	Assurant, Inc.	186,774
12,747	CNA Financial Corp.	390,313
11,515	Horace Mann Educators Corp.	202,088
9,655	MetLife, Inc.	347,870
9,501	United Fire Group, Inc.	163,607
		1,859,254
	Property/Casualty Insurance—43.2%
8,498	AMERISAFE, Inc.(a)	227,066
7,208	AmTrust Financial Services, Inc.	196,346
5,314	Chubb Corp. (The)	388,294
11,299	Fidelity National Financial, Inc., Class A	217,732
12,997	First American Financial Corp.	217,700
6,587	HCC Insurance Holdings, Inc.	210,520
20,271	Meadowbrook Insurance Group, Inc.	178,993
13,074	OneBeacon Insurance Group Ltd., Class A	186,043
2,230	ProAssurance Corp.	196,441
17,012	Progressive Corp. (The)	362,356
2,780	RLI Corp.	191,486
6,221	Travelers Cos., Inc. (The)	400,135
5,490	W.R. Berkley Corp.	206,753
		3,179,865
	Total Common Stocks (Cost $6,895,768)	7,364,227

Number of Shares		Value
	Money Market Fund—1.2%
87,790	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $87,790)	$87,790
	Total Investments (Cost $6,983,558)—101.2%	7,452,017
	Liabilities in excess of other assets—(1.2)%	(90,795)
	Net Assets—100.0%	$7,361,222

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

41

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Entertainment—14.4%
33,030	Bally Technologies, Inc.(a)	$1,603,607
50,744	Cedar Fair LP	1,578,646
26,614	Churchill Downs, Inc.	1,579,807
60,961	Marriott Vacations Worldwide Corp.(a)	1,800,178
97,741	Shuffle Master, Inc.(a)	1,727,083
		8,289,321
	Food—3.1%
73,293	Chefs' Warehouse, Inc. (The)(a)	1,772,225
	Internet—6.0%
4,523	priceline.com, Inc.(a)	3,441,189
	Leisure Time—2.2%
28,055	Life Time Fitness, Inc.(a)	1,306,241
	Lodging—5.1%
70,937	Ameristar Casinos, Inc.	1,275,447
33,083	Wyndham Worldwide Corp.	1,665,398
		2,940,845
	Media—16.9%
32,164	AMC Networks, Inc., Class A(a)	1,366,970
89,748	CBS Corp., Class B	2,993,096
56,270	Viacom, Inc., Class B	2,610,365
64,632	Walt Disney Co. (The)	2,786,285
		9,756,716
	Retail—52.3%
87,311	AFC Enterprises, Inc.(a)	1,491,272
39,075	Bob Evans Farms, Inc.	1,494,228
74,456	Bravo Brio Restaurant Group, Inc.(a)	1,504,011
54,791	Brinker International, Inc.	1,724,273
17,011	Buffalo Wild Wings, Inc.(a)	1,426,372
38,427	CEC Entertainment, Inc.	1,468,680
6,891	Chipotle Mexican Grill, Inc.(a)	2,853,908
26,072	Cracker Barrel Old Country Store, Inc.	1,499,661
47,399	Domino's Pizza, Inc.(a)	1,792,156
49,842	Dunkin' Brands Group, Inc.	1,613,386
38,335	HSN, Inc.	1,483,564
26,614	McDonald's Corp.	2,593,534
9,565	Panera Bread Co., Class A(a)	1,510,505
39,499	Papa John's International, Inc.(a)	1,591,020
55,279	Starbucks Corp.	3,171,909
40,738	Yum! Brands, Inc.	2,962,875
		30,181,354
	Total Common Stocks and Other Equity Interests (Cost $49,924,556)	57,687,891

Number of Shares		Value
	Money Market Fund—0.1%
81,455	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $81,455)	$81,455
	Total Investments (Cost $50,006,011)—100.1%	57,769,346
	Liabilities in excess of other assets—(0.1)%	(90,804)
	Net Assets—100.0%	$57,678,542

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

42

Schedule of Investments

PowerShares Dynamic Media Portfolio (PBS)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Advertising Agencies—5.8%
330,121	Interpublic Group of Cos., Inc. (The)	$3,898,729
78,914	Omnicom Group, Inc.(a)	4,049,077
		7,947,806
	Advertising Sales—5.8%
558,334	Clear Channel Outdoor Holdings, Inc., Class A(b)	4,226,589
119,094	Lamar Advertising Co., Class A(b)	3,789,571
		8,016,160
	Cable/Satellite TV—8.4%
240,926	Comcast Corp., Class A	7,307,286
133,195	DISH Network Corp., Class A	4,258,244
		11,565,530
	Commercial Services—2.9%
31,474	Alliance Data Systems Corp.(b)	4,044,094
	Diversified Operations/ Commercial Services—2.5%
191,322	Viad Corp.	3,459,102
	E-Commerce/Services—5.8%
84,886	IAC/InterActiveCorp.	4,087,261
208,591	Liberty Interactive Corp., Class A(b)	3,929,854
		8,017,115
	E-Marketing/Information—2.8%
184,512	ValueClick, Inc.(a)(b)	3,907,964
	Internet Content-Information/News—2.6%
153,440	Bankrate, Inc.(b)	3,593,565
	Motion Pictures & Services—2.4%
275,772	Lions Gate Entertainment Corp. (Canada)(a)(b)	3,372,692
	Multimedia—20.5%
359,542	News Corp., Class A	7,047,023
186,592	Time Warner, Inc.(a)	6,989,736
148,212	Viacom, Inc., Class B	6,875,555
170,241	Walt Disney Co. (The)	7,339,090
		28,251,404
	Printing-Commercial—2.2%
152,706	Valassis Communications, Inc.(a)(b)	3,054,120
	Publishing-Books—8.2%
152,784	McGraw-Hill Cos., Inc. (The)	7,512,389
123,423	Scholastic Corp.	3,770,573
		11,282,962
	Publishing-Newspapers—2.5%
252,202	Gannett Co., Inc.	3,485,432

Number of Shares		Value
	Common Stocks (Continued)
	Retail-Discount—2.8%
100,973	HSN, Inc.	$3,907,655
	Television—13.3%
84,717	AMC Networks, Inc., Class A(b)	3,600,473
519,079	Belo Corp., Class A(a)	3,498,592
236,392	CBS Corp., Class B	7,883,673
320,201	Sinclair Broadcast Group, Inc., Class A	3,291,666
		18,274,404
	Web Portals/ISP—11.5%
210,423	AOL, Inc.(b)	5,268,992
11,531	Google, Inc., Class A(b)	6,978,907
319,933	InfoSpace, Inc.(b)	3,560,854
		15,808,753
	Total Common Stocks (Cost $127,347,696)	137,988,758
	Money Market Fund—0.1%
95,859	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $95,859)	95,859
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $127,443,555)—100.1%	138,084,617
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—7.9%
10,883,525	Invesco Liquid Assets Portfolio— Institutional Class (Cost $10,883,525)(c)(d)	10,883,525
	Total Investments (Cost $138,327,080)—108.0%	148,968,142
	Liabilities in excess of other assets—(8.0)%	(10,993,470)
	Net Assets—100.0%	$137,974,672

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at April 30, 2012

(b)  Non-income producing security.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

43

Schedule of Investments

PowerShares Dynamic Networking Portfolio (PXQ)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Computers—9.9%
388,419	Brocade Communications Systems, Inc.(a)	$2,151,841
84,190	Fortinet, Inc.(a)	2,199,043
103,519	NetScout Systems, Inc.(a)	2,141,808
81,675	Riverbed Technology, Inc.(a)	1,611,448
		8,104,140
	Electrical Components & Equipment—5.2%
56,509	Belden, Inc.	1,965,383
82,928	Molex, Inc.	2,287,984
		4,253,367
	Electronics—5.3%
73,996	Amphenol Corp., Class A	4,302,127
	Internet—11.7%
32,678	F5 Networks, Inc.(a)	4,376,564
50,926	Sourcefire, Inc.(a)	2,596,717
125,612	Websense, Inc.(a)	2,605,193
		9,578,474
	Semiconductors—13.0%
218,486	Emulex Corp.(a)	1,896,459
327,414	PMC—Sierra, Inc.(a)	2,314,817
130,588	QLogic Corp.(a)	2,252,643
65,667	QUALCOMM, Inc.	4,192,181
		10,656,100
	Software—17.0%
55,424	Citrix Systems, Inc.(a)	4,744,849
75,791	OPNET Technologies, Inc.	1,755,319
58,458	SolarWinds, Inc.(a)	2,742,265
41,440	VMware, Inc., Class A(a)	4,629,677
		13,872,110
	Telecommunications—37.9%
60,417	ADTRAN, Inc.	1,843,927
194,378	Arris Group, Inc.(a)	2,513,307
104,713	Aruba Networks, Inc.(a)	2,211,539
206,842	Cisco Systems, Inc.	4,167,866
99,839	Finisar Corp.(a)	1,649,340
367,680	Harmonic, Inc.(a)	1,735,450
175,626	Juniper Networks, Inc.(a)	3,763,665
59,766	LogMeIn, Inc.(a)	2,152,174
84,274	Motorola Solutions, Inc.	4,300,502
57,611	NETGEAR, Inc.(a)	2,218,023
800,090	Sonus Networks, Inc.(a)	2,264,255
569,491	Tellabs, Inc.	2,146,981
		30,967,029
	Total Common Stocks (Cost $79,826,611)	81,733,347

Number of Shares		Value
	Money Market Fund—0.2%
140,783	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $140,783)	$140,783
	Total Investments (Cost $79,967,394)—100.2%	81,874,130
	Liabilities in excess of other assets—(0.2)%	(135,472)
	Net Assets—100.0%	$81,738,658

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

44

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

April 30, 2012

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Marine Services—3.0%
149,326	Teekay Offshore Partners LP (Marshall Islands)	$4,391,678
	Oil & Gas Drilling—24.5%
95,232	Atwood Oceanics, Inc.(a)	4,221,635
121,501	Diamond Offshore Drilling, Inc.	8,328,894
130,159	Helmerich & Payne, Inc.	6,688,871
365,923	Nabors Industries Ltd. (Bermuda)(a)	6,092,618
678,796	Parker Drilling Co.(a)	3,509,375
219,354	Patterson-UTI Energy, Inc.	3,546,954
88,070	Unit Corp.(a)	3,720,957
		36,109,304
	Oil Field Machinery & Equipment—15.9%
388,567	Flotek Industries, Inc.(a)	5,300,054
156,181	FMC Technologies, Inc.(a)	7,340,507
130,849	Gulf Island Fabrication, Inc.	3,666,389
94,881	National Oilwell Varco, Inc.	7,188,184
		23,495,134
	Oil-Field Services—45.1%
203,610	C&J Energy Services, Inc.(a)	3,838,048
48,205	CARBO Ceramics, Inc.	4,053,558
34,854	Core Laboratories NV (Netherlands)	4,774,301
211,990	Halliburton Co.	7,254,298
103,558	Hornbeck Offshore Services, Inc.(a)	4,311,120
549,068	Newpark Resources, Inc.(a)	3,492,072
79,549	Oceaneering International, Inc.	4,107,115
51,977	Oil States International, Inc.(a)	4,136,330
442,636	Pioneer Drilling Co.(a)	3,487,972
405,796	RPC, Inc.	4,195,931
102,238	Schlumberger Ltd.	7,579,925
45,046	SEACOR Holdings, Inc.(a)	4,186,125
147,985	Superior Energy Services, Inc.(a)	3,983,756
494,771	Weatherford International Ltd. (Switzerland)(a)	7,060,382
		66,460,933
	Seismic Data Collection—3.0%
39,163	OYO Geospace Corp.(a)	4,512,361
	Transportation-Marine—5.4%
80,671	Gulfmark Offshore, Inc., Class A(a)	3,885,922
73,168	Tidewater, Inc.	4,026,435
		7,912,357

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Transportation-Services—3.0%
91,661	Bristow Group, Inc.	$4,477,640
	Total Common Stocks and Other Equity Interests (Cost $163,770,745)	147,359,407
	Money Market Fund—0.1%
141,323	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $141,323)	141,323
	Total Investments (Cost $163,912,068)—100.0%	147,500,730
	Liabilities in excess of other assets—(0.0)%	(15,995)
	Net Assets—100.0%	$147,484,735

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

45

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Products-Miscellaneous—2.6%
421,915	Prestige Brands Holdings, Inc.(a)	$7,168,336
	Medical Products—2.5%
121,727	Baxter International, Inc.	6,744,893
	Medical-Biomedical/Genetics—20.5%
189,922	Amgen, Inc.	13,505,353
60,283	Biogen Idec, Inc.(a)	8,078,525
93,692	Celgene Corp.(a)	6,832,021
284,212	Gilead Sciences, Inc.(a)	14,781,866
318,351	Medicines Co. (The)(a)	7,032,374
492,386	Spectrum Pharmaceuticals, Inc.(a)	5,234,063
		55,464,202
	Medical-Drugs—53.6%
226,872	Abbott Laboratories	14,079,676
551,609	Akorn, Inc.(a)	6,691,017
80,260	Allergan, Inc.	7,704,960
347,523	Auxilium Pharmaceuticals, Inc.(a)	6,227,612
394,588	Bristol-Myers Squibb Co.	13,167,402
329,411	Eli Lilly & Co.	13,634,321
193,290	Endo Pharmaceuticals Holdings, Inc.(a)	6,792,211
217,295	Forest Laboratories, Inc.(a)	7,568,385
177,994	Hi-Tech Pharmacal Co., Inc.(a)	5,800,824
199,557	Johnson & Johnson	12,989,165
207,525	Medicis Pharmaceutical Corp., Class A	7,983,487
336,742	Merck & Co., Inc.	13,213,756
607,343	Pfizer, Inc.	13,926,375
152,166	Salix Pharmaceuticals Ltd.(a)	7,517,000
317,057	VIVUS, Inc.(a)	7,679,121
		144,975,312
	Medical-Generic Drugs—14.3%
298,700	Impax Laboratories, Inc.(a)	7,356,981
298,828	Mylan, Inc.(a)	6,487,556
188,209	Par Pharmaceutical Cos., Inc.(a)	7,968,769
72,907	Perrigo Co.	7,647,944
120,621	Watson Pharmaceuticals, Inc.(a)	9,089,999
		38,551,249
	Therapeutics—6.5%
180,373	Questcor Pharmaceuticals, Inc.(a)	8,098,748
429,667	Warner Chilcott PLC, Class A (Ireland)(a)	9,345,257
		17,444,005
	Total Common Stocks (Cost $241,923,413)	270,347,997

Number of Shares		Value
	Money Market Fund—0.0%
36,924	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $36,924)	$36,924
	Total Investments (Cost $241,960,337)—100.0%	270,384,921
	Other assets less liabilities—0.0%	425
	Net Assets—100.0%	$270,385,346

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

46

Schedule of Investments

PowerShares Dynamic Retail Portfolio (PMR)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	E-Commerce/Products—2.9%
76,965	Stamps.com, Inc.(a)	$2,234,294
	E-Commerce/Services—2.4%
379,464	United Online, Inc.	1,798,659
	E-Marketing/Information—3.2%
45,594	Liquidity Services, Inc.(a)	2,431,528
	Food-Retail—15.1%
48,116	Harris Teeter Supermarkets, Inc.	1,826,964
119,642	Ingles Markets, Inc., Class A	2,080,574
156,628	Kroger Co. (The)	3,644,734
96,089	Safeway, Inc.	1,953,489
46,946	Weis Markets, Inc.	2,093,792
		11,599,553
	Food-Wholesale/Distribution—2.6%
110,562	Spartan Stores, Inc.	2,015,545
	Home Furnishings—2.7%
70,222	Select Comfort Corp.(a)	2,028,011
	Rental Auto/Equipment—5.4%
151,438	Avis Budget Group, Inc.(a)	1,992,924
26,385	Dollar Thrifty Automotive Group, Inc.(a)	2,133,491
		4,126,415
	Retail-Apparel/Shoe—6.1%
70,517	Foot Locker, Inc.	2,157,115
89,109	Gap, Inc. (The)	2,539,606
		4,696,721
	Retail-Auto Parts—8.8%
23,781	Advance Auto Parts, Inc.	2,183,096
43,041	O'Reilly Automotive, Inc.(a)	4,539,104
		6,722,200
	Retail-Building Products—5.3%
78,483	Home Depot, Inc. (The)	4,064,635
	Retail-Computer Equipment—2.6%
88,478	GameStop Corp., Class A	2,013,759
	Retail-Discount—15.4%
43,688	Costco Wholesale Corp.	3,851,971
41,985	Dollar Tree, Inc.(a)	4,268,195
62,717	Wal-Mart Stores, Inc.	3,694,659
		11,814,825
	Retail-Drug Store—2.5%
1,305,940	Rite Aid Corp.(a)	1,893,613

Number of Shares		Value
	Common Stocks (Continued)
	Retail-Home Furnishings—2.7%
122,327	Pier 1 Imports, Inc.	$2,101,578
	Retail-Major Department Store—5.6%
102,508	TJX Cos., Inc. (The)	4,275,609
	Retail-Miscellaneous/Diversified—6.2%
29,695	PriceSmart, Inc.	2,451,025
86,238	Sally Beauty Holdings, Inc.(a)	2,293,931
		4,744,956
	Retail-Regional Deptment Store—5.3%
99,493	Macy's, Inc.	4,081,203
	Retail-Video Rental—2.7%
33,439	Coinstar, Inc.(a)	2,099,635
	Transportation-Equipment & Leasing—2.5%
18,889	AMERCO	1,897,211
	Total Common Stocks (Cost $70,899,101)	76,639,950
	Money Market Fund—0.2%
131,052	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $131,052)	131,052
	Total Investments (Cost $71,030,153)—100.2%	76,771,002
	Liabilities in excess of other assets—(0.2)%	(127,873)
	Net Assets—100.0%	$76,643,129

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

47

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio (PSI)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.1%
	Electronic Components- Semiconductors—35.4%
77,212	Advanced Micro Devices, Inc.(a)	$568,280
91,283	Amkor Technology, Inc.(a)	471,933
28,734	Broadcom Corp., Class A	1,051,664
22,395	CEVA, Inc.(a)	494,706
39,550	Intel Corp.	1,123,220
45,497	IXYS Corp.(a)	566,893
67,764	LSI Corp.(a)	544,823
30,316	Monolithic Power Systems, Inc.(a)	628,148
12,576	Silicon Laboratories, Inc.(a)	446,322
18,107	Volterra Semiconductor Corp.(a)	595,539
28,364	Xilinx, Inc.	1,031,882
		7,523,410
	Instruments-Scientific—3.1%
12,973	FEI Co.(a)	650,855
	Lasers-Systems/Components—2.6%
39,237	Electro Scientific Industries, Inc.	559,519
	Semiconductor Components- Integrated Circuits—26.0%
27,182	Analog Devices, Inc.	1,059,554
25,186	Cirrus Logic, Inc.(a)	689,593
31,673	Linear Technology Corp.	1,036,024
37,223	Maxim Integrated Products, Inc.	1,101,056
16,645	QUALCOMM, Inc.	1,062,617
21,679	Standard Microsystems Corp.(a)	574,060
		5,522,904
	Semiconductor Equipment—33.0%
47,722	Brooks Automation, Inc.	561,211
63,647	Entegris, Inc.(a)	563,276
22,116	KLA-Tencor Corp.	1,153,349
51,245	Kulicke & Soffa Industries, Inc.(a)	671,309
14,201	Lam Research Corp.(a)	591,472
18,623	MKS Instruments, Inc.	514,926
12,732	Novellus Systems, Inc.(a)	595,221
77,943	Photronics, Inc.(a)	482,467
35,165	Teradyne, Inc.(a)	605,190
20,991	Ultratech, Inc.(a)	670,453
19,980	Veeco Instruments, Inc.(a)	603,196
		7,012,070
	Total Common Stocks (Cost $20,022,241)	21,268,758

Number of Shares		Value
	Money Market Fund—0.5%
116,247	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $116,247)	$116,247
	Total Investments (Cost $20,138,488)—100.6%	21,385,005
	Liabilities in excess of other assets—(0.6)%	(123,594)
	Net Assets—100.0%	$21,261,411

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

48

Schedule of Investments

PowerShares Dynamic Software Portfolio (PSJ)

April 30, 2012

Number of Shares		Value
	Common Stocks—100.0%
	Applications Software—20.1%
126,616	Deltek, Inc.(a)	$1,321,871
41,861	Intuit, Inc.	2,426,682
77,206	Microsoft Corp.	2,472,136
96,906	Nuance Communications, Inc.(a)	2,368,383
67,396	Tangoe, Inc.(a)	1,380,270
		9,969,342
	Communications Software—3.2%
34,105	SolarWinds, Inc.(a)	1,599,866
	Computer Aided Design—2.5%
62,621	Aspen Technology, Inc.(a)	1,238,643
	Computer Services—2.9%
28,467	Manhattan Associates, Inc.(a)	1,427,620
	Computer Software—3.2%
67,362	SS&C Technologies Holdings, Inc.(a)	1,601,195
	Computers-Integrated Systems—2.7%
39,430	Jack Henry & Associates, Inc.	1,339,043
	Data Processing/Management—5.5%
25,371	CommVault Systems, Inc.(a)	1,321,068
32,708	Fair Isaac Corp.	1,403,173
		2,724,241
	Electronic Design Automation—5.2%
112,251	Cadence Design Systems, Inc.(a)	1,309,969
43,196	Synopsys, Inc.(a)	1,296,312
		2,606,281
	Electronic Forms—4.9%
72,744	Adobe Systems, Inc.(a)	2,441,289
	Enterprise Software/Services—10.4%
90,249	CA, Inc.	2,384,378
71,891	PROS Holdings, Inc.(a)	1,415,534
34,264	Tyler Technologies, Inc.(a)	1,368,847
		5,168,759
	Entertainment Software—5.2%
200,612	Activision Blizzard, Inc.	2,581,877
	Internet Content-Information/News—2.8%
59,959	HealthStream, Inc.(a)	1,374,260
	Internet Infrastructure Software—3.0%
45,904	TIBCO Software, Inc.(a)	1,510,242

Number of Shares		Value
	Common Stocks (Continued)
	Medical Information Systems—12.9%
67,914	Allscripts Healthcare Solutions, Inc.(a)	$752,487
32,951	Cerner Corp.(a)	2,671,996
21,396	Computer Programs & Systems, Inc.	1,274,988
67,055	Medidata Solutions, Inc.(a)	1,737,395
		6,436,866
	Motion Pictures & Services—2.7%
34,088	Dolby Laboratories, Inc., Class A(a)	1,337,272
	Semiconductor Equipment—2.5%
80,983	Tessera Technologies, Inc.	1,266,574
	Telecommunication Services—7.6%
78,781	Amdocs Ltd. (Guernsey)	2,520,992
139,839	Premiere Global Services, Inc.(a)	1,251,559
		3,772,551
	Transactional Software—2.7%
33,233	ACI Worldwide, Inc.(a)	1,324,667
	Total Common Stocks (Cost $44,799,242)	49,720,588
	Money Market Fund—0.2%
73,616	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $73,616)	73,616
	Total Investments (Cost $44,872,858)—100.2%	49,794,204
	Liabilities in excess of other assets—(0.2)%	(84,506)
	Net Assets—100.0%	$49,709,698

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

49

Statements of Assets and Liabilities

April 30, 2012

	PowerShares Dynamic Banking Portfolio (PJB)	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Insurance Portfolio (PIC)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
ASSETS:
Investments, at value(a)	$13,388,508	$137,127,585	$30,709,815	$67,722,856	$169,031,237	$7,452,017	$57,769,346
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	—	—	—	—
Total investments, at value	13,388,508	137,127,585	30,709,815	67,722,856	169,031,237	7,452,017	57,769,346
Receivables:
Expense waivers	11,312	—	7,388	1,651	2,115	9,673	7,685
Dividends	4,371	23	7,661	10,056	195,004	1,255	16,970
Investments sold	—	—	—	2,077,369	—	—	—
Affiliated securities lending dividends	—	—	—	—	—	—	—
Shares sold	—	—	—	—	—	—	4,439,807
Total Assets	13,404,191	137,127,608	30,724,864	69,811,932	169,228,356	7,462,945	62,233,808
LIABILITIES:
Due to custodian	1,028	1,757	1,121	1,374	1,884	979	1,211
Payables:
Shares repurchased	—	—	—	1,220,486	—	—	—
Investments purchased	—	—	—	855,529	—	—	4,427,406
Collateral upon return of securities loaned	—	—	—	—	—	—	—
Expenses recaptured	—	9,381	—	—	—	—	—
Accrued advisory fees	5,428	55,558	12,986	27,822	70,123	2,987	21,843
Accrued expenses	111,051	158,084	110,399	114,695	117,438	97,757	104,806
Total Liabilities	117,507	224,780	124,506	2,219,906	189,445	101,723	4,555,266
NET ASSETS	$13,286,684	$136,902,828	$30,600,358	$67,592,026	$169,038,911	$7,361,222	$57,678,542
NET ASSETS CONSIST OF:
Shares of beneficial interest	$63,945,433	$274,398,650	$45,236,385	$105,920,215	$200,658,556	$19,852,265	$68,613,548
Undistributed net investment income (loss)	24,241	(141,891)	(2,284)	37,865	445,170	9,904	152,569
Undistributed net realized gain (loss)	(52,070,526)	(155,563,246)	(18,377,800)	(38,457,264)	(38,601,335)	(12,969,406)	(18,850,910)
Net unrealized appreciation (depreciation)	1,387,536	18,209,315	3,744,057	91,210	6,536,520	468,459	7,763,335
Net Assets	$13,286,684	$136,902,828	$30,600,358	$67,592,026	$169,038,911	$7,361,222	$57,678,542
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	6,150,000	2,150,000	2,750,000	8,550,000	450,000	2,600,000
Net asset value	$13.29	$22.26	$14.23	$24.58	$19.77	$16.36	$22.18
Share price	$13.28	$22.21	$14.20	$24.57	$19.77	$16.36	$22.20
Investments, at cost	$12,000,972	$118,918,270	$26,965,758	$67,631,646	$162,494,717	$6,983,558	$50,006,011
Investments of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$—	$—	$—	$—
Total investments, at cost	$12,000,972	$118,918,270	$26,965,758	$67,631,646	$162,494,717	$6,983,558	$50,006,011
(a)Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

50

	PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)
ASSETS:
Investments, at value(a)	$138,084,617	$81,874,130	$147,500,730	$270,384,921	$76,771,002	$21,385,005	$49,794,204
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	10,883,525	—	—	—	—	—	—
Total investments, at value	148,968,142	81,874,130	147,500,730	270,384,921	76,771,002	21,385,005	49,794,204
Receivables:
Expense waivers	3,023	11,075	—	—	3,338	—	6,507
Dividends	15,168	5,635	126,198	248,398	4,987	12	36,119
Investments sold	5,399,027	1,385,372	75,467	—	—	—	—
Affiliated securities lending dividends	2,056	—	—	—	—	—	—
Shares sold	—	—	—	4,802,396	—	—	—
Total Assets	154,387,416	83,276,212	147,702,395	275,435,715	76,779,327	21,385,017	49,836,830
LIABILITIES:
Due to custodian	1,705	1,492	1,842	2,325	1,334	1,070	1,194
Payables:
Shares repurchased	1,495,399	1,385,401	—	—	—	—	—
Investments purchased	3,856,939	—	—	4,795,181	—	—	—
Collateral upon return of securities loaned	10,883,525	—	—	—	—	—	—
Expenses recaptured	—	—	7,172	15,923	—	13,362	—
Accrued advisory fees	57,734	37,140	60,352	106,620	31,823	8,655	20,163
Accrued expenses	117,442	113,521	148,294	130,320	103,041	100,519	105,775
Total Liabilities	16,412,744	1,537,554	217,660	5,050,369	136,198	123,606	127,132
NET ASSETS	$137,974,672	$81,738,658	$147,484,735	$270,385,346	$76,643,129	$21,261,411	$49,709,698
NET ASSETS CONSIST OF:
Shares of beneficial interest	$164,189,968	$102,457,178	$347,157,553	$271,549,024	$83,925,811	$71,441,529	$66,744,196
Undistributed net investment income (loss)	96,212	(72,698)	(13,104)	394,978	69,645	49,412	(57,902)
Undistributed net realized gain (loss)	(36,952,570)	(22,552,558)	(183,248,376)	(29,983,240)	(13,093,176)	(51,476,047)	(21,897,942)
Net unrealized appreciation (depreciation)	10,641,062	1,906,736	(16,411,338)	28,424,584	5,740,849	1,246,517	4,921,346
Net Assets	$137,974,672	$81,738,658	$147,484,735	$270,385,346	$76,643,129	$21,261,411	$49,709,698
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,300,000	2,950,000	7,200,000	8,450,000	2,950,000	1,350,000	1,850,000
Net asset value	$14.84	$27.71	$20.48	$32.00	$25.98	$15.75	$26.87
Share price	$14.84	$27.68	$20.48	$31.99	$25.98	$15.71	$26.87
Investments, at cost	$127,443,555	$79,967,394	$163,912,068	$241,960,337	$71,030,153	$20,138,488	$44,872,858
Investments of securities lending collateral in affiliated money market fund, at cost	$10,883,525	$—	$—	$—	$—	$—	$—
Total investments, at cost	$138,327,080	$79,967,394	$163,912,068	$241,960,337	$71,030,153	$20,138,488	$44,872,858
(a)Includes securities on loan with an aggregate value of	$10,467,536	$—	$—	$—	$—	$—	$—

51

Statements of Operations

Year Ended April 30, 2012

	PowerShares Dynamic Banking Portfolio (PJB)	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Insurance Portfolio (PIC)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
INVESTMENT INCOME:
Unaffiliated dividend income	$284,884	$690,663	$215,177	$1,131,157	$3,645,768	$167,256	$713,918
Affiliated securities lending income	—	—	—	—	—	—	—
Foreign withholding tax	—	—	—	—	—	—	—
Total Income	284,884	690,663	215,177	1,131,157	3,645,768	167,256	713,918
EXPENSES:
Advisory fees	65,373	819,945	142,762	387,319	1,034,050	39,060	249,646
Accounting & administration fees	67,460	67,460	67,460	67,460	67,460	67,460	67,460
Professional fees	29,999	39,720	31,079	33,023	33,440	29,728	31,862
Custodian & transfer agent fees	8,449	15,635	13,850	12,907	24,635	8,501	8,718
Sub-licensing	6,539	49,197	8,566	23,239	62,043	2,344	14,979
Trustees fees	5,473	9,639	6,013	7,742	9,505	5,278	6,477
Recapture (Note 3)	43,001	19,366	—	650	60,526	15,113	—
Printing	(29,948)	19,994	7,112	5,277	9,284	—	11,998
Other expenses	10,107	12,769	10,405	27,300	12,453	827	10,725
Total Expenses	206,453	1,053,725	287,247	564,917	1,313,396	168,311	401,865
Waivers	(121,480)	(20,594)	(107,359)	(61,176)	(10,493)	(119,095)	(87,312)
Net Expenses	84,973	1,033,131	179,888	503,741	1,302,903	49,216	314,553
Net Investment Income (Loss)	199,911	(342,468)	35,289	627,416	2,342,865	118,040	399,365
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(1,608,005)	(19,822,749)	(2,833,211)	(4,624,032)	(19,353,428)	(909,392)	(4,904,857)
In-kind redemptions	(326,477)	27,134,671	4,717,472	15,443,811	10,265,226	776,210	5,235,973
Net realized gain (loss)	(1,934,482)	7,311,922	1,884,261	10,819,779	(9,088,202)	(133,182)	331,116
Net change in unrealized appreciation (depreciation) on investment securities	1,742,605	(24,826,945)	(2,989,304)	(23,953,564)	(3,120,021)	(527,154)	1,597,276
Net realized and unrealized gain (loss)	(191,877)	(17,515,023)	(1,105,043)	(13,133,785)	(12,208,223)	(660,336)	1,928,392
Net increase (decrease) in net assets resulting from operations	$8,034	$(17,857,491)	$(1,069,754)	$(12,506,369)	$(9,865,358)	$(542,296)	$2,327,757

See Notes to Financial Statements.

52

	PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,627,975	$447,287	$1,156,127	$2,588,724	$504,140	$270,169	$187,354
Affiliated securities lending income	2,731	—	—	—	—	—	—
Foreign withholding tax	—	—	(7,074)	—	—	—	—
Total Income	1,630,706	447,287	1,149,053	2,588,724	504,140	270,169	187,354
EXPENSES:
Advisory fees	661,683	551,946	959,139	926,207	183,231	128,526	278,130
Accounting & administration fees	67,460	67,460	68,344	67,460	67,460	67,460	67,460
Professional fees	34,578	31,801	37,496	32,225	29,437	30,340	32,301
Custodian & transfer agent fees	12,114	13,698	16,594	13,580	8,367	9,599	8,398
Sub-licensing	39,701	33,117	57,549	55,573	10,994	7,713	16,688
Trustees fees	9,141	9,155	12,088	8,912	5,650	5,991	6,868
Recapture (Note 3)	1,052	2,165	33,157	68,630	—	79	—
Printing	20,042	23,076	9,968	—	3,033	1,682	11,580
Other expenses	12,203	10,985	13,232	4,897	10,575	10,116	10,951
Total Expenses	857,974	743,403	1,207,567	1,177,484	318,747	261,506	432,376
Waivers	(24,254)	(47,952)	(3,102)	(10,465)	(87,876)	(99,564)	(81,932)
Net Expenses	833,720	695,451	1,204,465	1,167,019	230,871	161,942	350,444
Net Investment Income (Loss)	796,986	(248,164)	(55,412)	1,421,705	273,269	108,227	(163,090)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(15,015,083)	(12,707,594)	(15,676,069)	(7,242,639)	(3,420,279)	(4,154,222)	(4,025,669)
In-kind redemptions	12,800,915	9,765,250	39,420,762	22,468,288	5,821,406	3,909,365	5,348,611
Net realized gain (loss)	(2,214,168)	(2,942,344)	23,744,693	15,225,649	2,401,127	(244,857)	1,322,942
Net change in unrealized appreciation (depreciation) on investment securities	(8,907,435)	(16,251,583)	(87,288,071)	18,639,753	4,319,623	(5,838,142)	(6,796,711)
Net realized and unrealized gain (loss)	(11,121,603)	(19,193,927)	(63,543,378)	33,865,402	6,720,750	(6,082,999)	(5,473,769)
Net increase (decrease) in net assets resulting from operations	$(10,324,617)	$(19,442,091)	$(63,598,790)	$35,287,107	$6,994,019	$(5,974,772)	$(5,636,859)

53

Statements of Changes in Net Assets

	PowerShares Dynamic Banking Portfolio (PJB)		PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)		PowerShares Dynamic Building & Construction Portfolio (PKB)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$199,911	$376,391	$(342,468)	$(435,530)	$35,289	$2,158,195
Net realized gain (loss)	(1,934,482)	518,199	7,311,922	10,256,141	1,884,261	2,616,902
Net change in unrealized appreciation (depreciation)	1,742,605	(3,847,300)	(24,826,945)	19,153,819	(2,989,304)	(3,168,649)
Net increase (decrease) in net assets resulting from operations	8,034	(2,952,710)	(17,857,491)	28,974,430	(1,069,754)	1,606,448
Undistributed net investment income (loss) included in the price of units issued and redeemed	57,154	(30,629)	116,365	9,394	57,393	97,010
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(309,670)	(237,874)	—	—	(32,808)	(2,169,779)
Return of capital	—	—	—	—	—	(404,914)
Total distributions to shareholders	(309,670)	(237,874)	—	—	(32,808)	(2,574,693)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,077,022	32,063,583	69,294,542	74,034,028	29,766,601	38,196,035
Value of shares repurchased	(19,608,702)	(34,156,888)	(132,087,390)	(99,845,800)	(38,267,870)	(47,137,974)
Net income (loss) equalization	(57,154)	30,629	(116,365)	(9,394)	(57,393)	(97,010)
Net increase (decrease) in net assets resulting from shares transactions	(6,588,834)	(2,062,676)	(62,909,213)	(25,821,166)	(8,558,662)	(9,038,949)
Increase (Decrease) in Net Assets	(6,833,316)	(5,283,889)	(80,650,339)	3,162,658	(9,603,831)	(9,910,184)
NET ASSETS:
Beginning of year	20,120,000	25,403,889	217,553,167	214,390,509	40,204,189	50,114,373
End of year	$13,286,684	$20,120,000	$136,902,828	$217,553,167	$30,600,358	$40,204,189
Undistributed net investment income (loss) at end of year	$24,241	$134,000	$(141,891)	$(9,385)	$(2,284)	$(4,765)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,150,000	2,450,000	3,200,000	3,850,000	2,300,000	2,950,000
Shares repurchased	(1,700,000)	(2,700,000)	(6,450,000)	(5,350,000)	(3,000,000)	(3,700,000)
Shares outstanding, beginning of year	1,550,000	1,800,000	9,400,000	10,900,000	2,850,000	3,600,000
Shares outstanding, end of year	1,000,000	1,550,000	6,150,000	9,400,000	2,150,000	2,850,000

See Notes to Financial Statements.

54

	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)		PowerShares Dynamic Food & Beverage Portfolio (PBJ)		PowerShares Dynamic Insurance Portfolio (PIC)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$627,416	$416,215	$2,342,865	$1,283,898	$118,040	$408,667
Net realized gain (loss)	10,819,779	14,780,556	(9,088,202)	19,030,299	(133,182)	2,267,831
Net change in unrealized appreciation (depreciation)	(23,953,564)	16,596,744	(3,120,021)	1,766,666	(527,154)	(753,033)
Net increase (decrease) in net assets resulting from operations	(12,506,369)	31,793,515	(9,865,358)	22,080,863	(542,296)	1,923,465
Undistributed net investment income (loss) included in the price of units issued and redeemed	1,590	(6,807)	372,016	95,051	4,361	17,420
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,050,119)	(381,171)	(2,109,710)	(1,251,575)	(153,638)	(389,896)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(1,050,119)	(381,171)	(2,109,710)	(1,251,575)	(153,638)	(389,896)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	59,036,092	99,574,499	464,466,696	126,890,276	6,341,936	16,161,395
Value of shares repurchased	(96,863,044)	(71,993,971)	(375,333,878)	(128,633,086)	(7,736,667)	(26,834,729)
Net income (loss) equalization	(1,590)	6,807	(372,016)	(95,051)	(4,361)	(17,420)
Net increase (decrease) in net assets resulting from shares transactions	(37,828,542)	27,587,335	88,760,802	(1,837,861)	(1,399,092)	(10,690,754)
Increase (Decrease) in Net Assets	(51,383,440)	58,992,872	77,157,750	19,086,478	(2,090,665)	(9,139,765)
NET ASSETS:
Beginning of year	118,975,466	59,982,594	91,881,161	72,794,683	9,451,887	18,591,652
End of year	$67,592,026	$118,975,466	$169,038,911	$91,881,161	$7,361,222	$9,451,887
Undistributed net investment income (loss) at end of year	$37,865	$154,125	$445,170	$212,015	$9,904	$45,502
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,450,000	4,500,000	23,600,000	7,500,000	400,000	1,050,000
Shares repurchased	(4,000,000)	(3,450,000)	(19,700,000)	(7,400,000)	(500,000)	(1,700,000)
Shares outstanding, beginning of year	4,300,000	3,250,000	4,650,000	4,550,000	550,000	1,200,000
Shares outstanding, end of year	2,750,000	4,300,000	8,550,000	4,650,000	450,000	550,000

55

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)		PowerShares Dynamic Media Portfolio (PBS)		PowerShares Dynamic Networking Portfolio (PXQ)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$399,365	$545,932	$796,986	$564,932	$(248,164)	$(369,344)
Net realized gain (loss)	331,116	7,400,979	(2,214,168)	5,575,262	(2,942,344)	20,101,332
Net change in unrealized appreciation (depreciation)	1,597,276	(97,341)	(8,907,435)	3,373,815	(16,251,583)	10,562,510
Net increase (decrease) in net assets resulting from operations	2,327,757	7,849,570	(10,324,617)	9,514,009	(19,442,091)	30,294,498
Undistributed net investment income (loss) included in the price of units issued and redeemed	155,093	181,536	56,706	(54,203)	332,128	58,770
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(312,008)	(501,284)	(855,476)	(407,112)	—	—
Return of capital	—	—	—	—	—	(461,519)
Total distributions to shareholders	(312,008)	(501,284)	(855,476)	(407,112)	—	(461,519)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	72,272,447	68,818,149	112,819,604	128,723,685	31,046,696	188,768,082
Value of shares repurchased	(77,542,805)	(78,027,663)	(120,546,328)	(106,824,157)	(102,157,431)	(93,746,582)
Net income (loss) equalization	(155,093)	(181,536)	(56,706)	54,203	(332,128)	(58,770)
Net increase (decrease) in net assets resulting from shares transactions	(5,425,451)	(9,391,050)	(7,783,430)	21,953,731	(71,442,863)	94,962,730
Increase (Decrease) in Net Assets	(3,254,609)	(1,861,228)	(18,906,817)	31,006,425	(90,552,826)	124,854,479
NET ASSETS:
Beginning of year	60,933,151	62,794,379	156,881,489	125,875,064	172,291,484	47,437,005
End of year	$57,678,542	$60,933,151	$137,974,672	$156,881,489	$81,738,658	$172,291,484
Undistributed net investment income (loss) at end of year	$152,569	$65,212	$96,212	$154,702	$(72,698)	$(4,573)
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,650,000	3,950,000	7,900,000	9,250,000	1,150,000	7,550,000
Shares repurchased	(4,200,000)	(4,600,000)	(8,650,000)	(8,400,000)	(4,100,000)	(3,900,000)
Shares outstanding, beginning of year	3,150,000	3,800,000	10,050,000	9,200,000	5,900,000	2,250,000
Shares outstanding, end of year	2,600,000	3,150,000	9,300,000	10,050,000	2,950,000	5,900,000

See Notes to Financial Statements.

56

	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)		PowerShares Dynamic Pharmaceuticals Portfolio (PJP)		PowerShares Dynamic Retail Portfolio (PMR)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$(55,412)	$673,342	$1,421,705	$558,048	$273,269	$125,087
Net realized gain (loss)	23,744,693	32,839,598	15,225,649	10,420,419	2,401,127	(942,596)
Net change in unrealized appreciation (depreciation)	(87,288,071)	46,256,386	18,639,753	10,464,256	4,319,623	2,278,984
Net increase (decrease) in net assets resulting from operations	(63,598,790)	79,769,326	35,287,107	21,442,723	6,994,019	1,461,475
Undistributed net investment income (loss) included in the price of units issued and redeemed	(39,495)	93,367	(266,249)	(28,877)	(486,643)	93,007
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,614)	(682,880)	(1,193,747)	(420,073)	(208,592)	(139,474)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(18,614)	(682,880)	(1,193,747)	(420,073)	(208,592)	(139,474)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	172,404,147	202,997,550	296,418,279	49,850,080	170,377,995	21,841,312
Value of shares repurchased	(271,274,105)	(142,469,635)	(147,732,745)	(40,928,257)	(113,650,528)	(34,305,896)
Net income (loss) equalization	39,495	(93,367)	266,249	28,877	486,643	(93,007)
Net increase (decrease) in net assets resulting from shares transactions	(98,830,463)	60,434,548	148,951,783	8,950,700	57,214,110	(12,557,591)
Increase (Decrease) in Net Assets	(162,487,362)	139,614,361	182,778,894	29,944,473	63,512,894	(11,142,583)
NET ASSETS:
Beginning of year	309,972,097	170,357,736	87,606,452	57,661,979	13,130,235	24,272,818
End of year	$147,484,735	$309,972,097	$270,385,346	$87,606,452	$76,643,129	$13,130,235
Undistributed net investment income (loss) at end of year	$(13,104)	$(10,714)	$394,978	$167,020	$69,645	$4,752
CHANGES IN SHARES OUTSTANDING:
Shares sold	8,100,000	9,300,000	10,800,000	2,300,000	7,600,000	1,150,000
Shares repurchased	(12,650,000)	(7,000,000)	(5,700,000)	(1,900,000)	(5,250,000)	(1,850,000)
Shares outstanding, beginning of year	11,750,000	9,450,000	3,350,000	2,950,000	600,000	1,300,000
Shares outstanding, end of year	7,200,000	11,750,000	8,450,000	3,350,000	2,950,000	600,000

57

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Semiconductors Portfolio (PSI)		PowerShares Dynamic Software Portfolio (PSJ)
	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2012	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$108,227	$13,739	$(163,090)	$(184,944)
Net realized gain (loss)	(244,857)	2,978,522	1,322,942	9,064,219
Net change in unrealized appreciation (depreciation)	(5,838,142)	4,860,820	(6,796,711)	3,438,040
Net increase (decrease) in net assets resulting from operations	(5,974,772)	7,853,081	(5,636,859)	12,317,315
Undistributed net investment income (loss) included in the price of units issued and redeemed	(833)	270	17,484	30,155
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(53,536)	(15,131)	—	—
Return of capital	—	(55,929)	—	—
Total distributions to shareholders	(53,536)	(71,060)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	37,543,382	39,421,025	62,313,336	72,699,105
Value of shares repurchased	(53,002,564)	(33,027,565)	(90,740,602)	(68,868,869)
Net income (loss) equalization	833	(270)	(17,484)	(30,155)
Net increase (decrease) in net assets resulting from shares transactions	(15,458,349)	6,393,190	(28,444,750)	3,800,081
Increase (Decrease) in Net Assets	(21,487,490)	14,175,481	(34,064,125)	16,147,551
NET ASSETS:
Beginning of year	42,748,901	28,573,420	83,773,823	67,626,272
End of year	$21,261,411	$42,748,901	$49,709,698	$83,773,823
Undistributed net investment income (loss) at end of year	$49,412	$(5,279)	$(57,902)	$(5,106)
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,300,000	2,500,000	2,550,000	3,050,000
Shares repurchased	(3,300,000)	(2,150,000)	(3,750,000)	(3,000,000)
Shares outstanding, beginning of year	2,350,000	2,000,000	3,050,000	3,000,000
Shares outstanding, end of year	1,350,000	2,350,000	1,850,000	3,050,000

See Notes to Financial Statements.

58

Financial Highlights

PowerShares Dynamic Banking Portfolio (PJB)

	Year Ended April 30,
	2012	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.98	$14.11	$12.46		$19.57	$23.68
Net investment income(a)	0.18	0.20	0.24		0.46	0.52
Net realized and unrealized gain (loss) on investments	0.41	(1.19)	1.89		(7.04)	(4.22)
Total from investment operations	0.59	(0.99)	2.13		(6.58)	(3.70)
Distributions to shareholders from:
Net investment income	(0.28)	(0.14)	(0.48)		(0.53)	(0.41)
Return of capital	—	—	(0.00	)(b)	—	—
Total distributions	(0.28)	(0.14)	(0.48)		(0.53)	(0.41)
Net asset value at end of period	$13.29	$12.98	$14.11		$12.46	$19.57
Share price at end of period(c)	$13.28	$12.98	$14.11		$12.43
NET ASSET VALUE, TOTAL RETURN:(d)	4.82%	(6.98)%	17.91%		(34.34)%	(15.80)%
SHARE PRICE TOTAL RETURN(d)	4.74%	(6.99)%	18.21%		(34.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,287	$20,120	$25,404		$74,774	$107,648
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.65%	0.65%		0.65%	0.66%
Expenses, prior to Waivers	1.58%	1.17%	1.07%		0.72%	0.78%
Net investment income, after Waivers	1.53%	1.49%	2.12%		2.82%	2.71%
Portfolio turnover rate(e)	120%	114%	84%		93%	111%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.05	$(0.02)	$(0.00	)(b)	$(0.01)	$(0.05)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

	Year Ended April 30,
	2012	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.14	$19.67	$12.90		$17.77	$19.30
Net investment income (loss)(a)	(0.04)	(0.05)	0.06	(g)	(0.06)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.84)	3.52	6.79		(4.81)	(1.42)
Total from investment operations	(0.88)	3.47	6.85		(4.87)	(1.53)
Distributions to shareholders from:
Net investment income	—	—	(0.06)		—	—
Return of capital	—	—	(0.02)		—	—
Total distributions	—	—	(0.08)		—	—
Net asset value at end of period	$22.26	$23.14	$19.67		$12.90	$17.77
Share price at end of period(c)	$22.21	$23.18	$19.68		$12.87
NET ASSET VALUE, TOTAL RETURN:(d)	(3.80)%	17.64%	53.19%		(27.41)%	(7.93)%
SHARE PRICE TOTAL RETURN(d)	(4.18)%	17.78%	53.63%		(27.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$136,903	$217,553	$214,391		$139,297	$199,000
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.64%	0.65%	0.61%		0.62%	0.62%
Net investment income (loss), after Waivers	(0.21)%	(0.23)%	0.36	%(g)	(0.38)%	(0.57)%
Portfolio turnover rate(e)	53%	81%	80%		93%	91%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$0.01	$0.00 (b)	$(0.01)		$(0.01)	$0.01

(a)  Based on average shares outstanding.

(b)  Amount represents less than $0.005.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(g)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.41 per share owned of PDL BioPharma, Inc. on December 15, 2009. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.03) and (0.18)%, respectively.

See Notes to Financial Statements.

59

Financial Highlights (Continued)

PowerShares Dynamic Building & Construction Portfolio (PKB)

	Year Ended April 30,
	2012	2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.11	$13.92		$10.92		$17.25	$18.70
Net investment income(a)	0.02	0.68	(b)	0.01		0.02	0.02
Net realized and unrealized gain (loss) on investments	0.12	0.29	(c)	3.01		(6.33)	(1.45)
Total from investment operations	0.14	0.97		3.02		(6.31)	(1.43)
Distributions to shareholders from:
Net investment income	(0.02)	(0.66)		(0.02)		(0.02)	(0.02)
Return of capital	—	(0.12)		—		—	—
Total distributions	(0.02)	(0.78)		(0.02)		(0.02)	(0.02)
Net asset value at end of period	$14.23	$14.11		$13.92		$10.92	$17.25
Share price at end of period(d)	$14.20	$14.09		$13.92		$10.94
NET ASSET VALUE, TOTAL RETURN:(e)	0.99%	7.49%		27.65%		(36.61)%	(7.66)%
SHARE PRICE TOTAL RETURN(e)	0.92%	7.34%		27.42%		(36.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$30,600	$40,204		$50,114		$49,142	$15,523
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%		0.63%		0.63%	0.63%
Expenses, prior to Waivers	1.01%	0.91%		0.76%		1.06%	1.18%
Net investment income (loss), after Waivers	0.12%	5.25	%(b)	0.07%		0.19%	0.09%
Portfolio turnover rate(f)	72%	75%		59%		50%	75%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$0.02	$0.03		$(0.00	)(h)	$0.05	$(0.02)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

	Year Ended April 30,
	2012	2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.67	$18.46		$13.17		$26.69	$21.29
Net investment income(a)	0.19	0.12		0.10		0.06	0.05
Net realized and unrealized gain (loss) on investments	(2.94)	9.21		5.27		(13.50)	5.41
Total from investment operations	(2.75)	9.33		5.37		(13.44)	5.46
Distributions to shareholders from:
Net investment income	(0.34)	(0.12)		(0.07)		(0.08)	(0.06)
Return of capital	—	—		(0.01)		—	0.00 (i)
Total distributions	(0.34)	(0.12)		(0.08)		(0.08)	(0.06)
Net asset value at end of period	$24.58	$27.67		$18.46		$13.17	$26.69
Share price at end of period(d)	$24.57	$27.65		$18.46		$13.15
NET ASSET VALUE, TOTAL RETURN:(e)	(9.86)%	50.80%		40.87%		(50.42)%	25.69%
SHARE PRICE TOTAL RETURN(e)	(9.83)%	50.69%		41.08%		(50.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$67,592	$118,975		$59,983		$51,344	$138,802
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.63%		0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.73%	0.76%		0.76%		0.69%	0.65%
Net investment income, after Waivers	0.81%	0.57%		0.62%		0.30%	0.23%
Portfolio turnover rate(f)	94%	57%		68%		68%	39%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(g)	$0.00 (h)	$(0.00	)(h)	$(0.00	)(h)	$0.00 (h)	$0.00 (h)

(a)  Based on average shares outstanding.

(b)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and 0.26%, respectively.

(c)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Amount represents less than $0.005.

See Notes to Financial Statements.

60

Financial Highlights (Continued)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.76	$16.00	$12.73	$16.73	$17.53
Net investment income(a)	0.22	0.24	0.20	0.25	0.18
Net realized and unrealized gain (loss) on investments	(0.03)	3.73	3.33	(4.08)	(0.42)
Total from investment operations	0.19	3.97	3.53	(3.83)	(0.24)
Distributions to shareholders from:
Net investment income	(0.18)	(0.21)	(0.26)	(0.17)	(0.40)
Return of capital	—	—	—	—	(0.16)
Total distributions	(0.18)	(0.21)	(0.26)	(0.17)	(0.56)
Net asset value at end of period	$19.77	$19.76	$16.00	$12.73	$16.73
Share price at end of period(b)	$19.77	$19.81	$16.01	$12.74
NET ASSET VALUE, TOTAL RETURN:(c)	1.02%	24.99%	28.08%	(22.99)%	(1.40)%
SHARE PRICE TOTAL RETURN(c)	0.77%	25.23%	28.06%	(22.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$169,039	$91,881	$72,795	$86,592	$87,013
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.64%	0.71%	0.74%	0.71%	0.88%
Net investment income, after Waivers	1.13%	1.39%	1.41%	1.80%	1.11%
Portfolio turnover rate(d)	134%	73%	65%	65%	64%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.04	$0.02	$(0.06)	$0.04	$0.07

PowerShares Dynamic Insurance Portfolio (PIC)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.19	$15.49	$11.66	$16.20	$18.84
Net investment income(a)	0.23	0.38	0.16	0.15	0.27	(f)
Net realized and unrealized gain (loss) on investments	(0.75)	1.66	3.86	(4.54)	(2.61)
Total from investment operations	(0.52)	2.04	4.02	(4.39)	(2.34)
Distributions to shareholders from:
Net investment income	(0.31)	(0.34)	(0.19)	(0.15)	(0.30)
Net asset value at end of period	$16.36	$17.19	$15.49	$11.66	$16.20
Share price at end of period(b)	$16.36	$17.19	$15.50	$11.61
NET ASSET VALUE, TOTAL RETURN:(c)	(2.85)%	13.38%	34.85%	(27.26)%	(12.56)%
SHARE PRICE TOTAL RETURN(c)	(2.85)%	13.31%	35.53%	(27.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$7,361	$9,452	$18,592	$26,809	$34,012
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	2.15%	1.36%	1.23%	0.98%	0.82%
Net investment income, after Waivers	1.51%	2.39%	1.20%	1.13%	1.54	%(f)
Portfolio turnover rate(d)	87%	66%	72%	52%	82%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.01	$0.02	$0.01	$(0.01)	$(0.03)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.00 per share owned of Progressive Corp. (The) on September 14, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 0.96%, respectively.

See Notes to Financial Statements.

61

Financial Highlights (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.34	$16.52	$10.65	$15.11	$18.32
Net investment income(a)	0.15	0.16	0.05	0.10	0.12
Net realized and unrealized gain (loss) on investments	2.82	2.81	5.88	(4.46)	(2.75)
Total from investment operations	2.97	2.97	5.93	(4.36)	(2.63)
Distributions to shareholders from:
Net investment income	(0.13)	(0.15)	(0.06)	(0.10)	(0.19)
Return of capital	—	—	—	—	(0.39)
Total distributions	(0.13)	(0.15)	(0.06)	(0.10)	(0.58)
Net asset value at end of period	$22.18	$19.34	$16.52	$10.65	$15.11
Share price at end of period(b)	$22.20	$19.34	$16.54	$10.63
NET ASSET VALUE, TOTAL RETURN:(c)	15.49%	18.03%	55.81%	(28.91)%	(14.58)%
SHARE PRICE TOTAL RETURN(c)	15.59%	17.89%	56.29%	(29.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$57,679	$60,933	$62,794	$12,776	$15,115
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.80%	0.78%	1.06%	1.65%	0.95%
Net investment income, after Waivers	0.80%	0.92%	0.41%	0.96%	0.70%
Portfolio turnover rate(d)	90%	58%	68%	50%	58%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.06	$0.05	$(0.44)	$(0.04)	$(0.16)

PowerShares Dynamic Media Portfolio (PBS)

	Year Ended April 30,
	2012	2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.61	$13.68	$8.25		$13.44	$16.48
Net investment income(a)	0.08	0.07	0.06		0.05	0.06
Net realized and unrealized gain (loss) on investments	(0.76)	1.93	5.42		(5.18)	(2.82)
Total from investment operations	(0.68)	2.00	5.48		(5.13)	(2.76)
Distributions to shareholders from:
Net investment income	(0.09)	(0.07)	(0.05)		(0.04)	(0.06)
Return of capital	—	—	(0.00	)(f)	(0.02)	(0.22)
Total distributions	(0.09)	(0.07)	(0.05)		(0.06)	(0.28)
Net asset value at end of period	$14.84	$15.61	$13.68		$8.25	$13.44
Share price at end of period(b)	$14.84	$15.61	$13.70		$8.26
NET ASSET VALUE, TOTAL RETURN:(c)	(4.33)%	14.68%	66.55%		(38.30)%	(16.91)%
SHARE PRICE TOTAL RETURN(c)	(4.33)%	14.51%	66.59%		(38.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$137,975	$156,881	$125,875		$8,254	$30,923
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.65%	0.69%	0.77%		1.22%	0.85%
Net investment income, after Waivers	0.60%	0.57%	0.51%		0.52%	0.36%
Portfolio turnover rate(d)	89%	53%	50%		69%	62%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$0.01	$(0.01)	$(0.12)		$0.05	$(0.04)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

62

Financial Highlights (Continued)

PowerShares Dynamic Networking Portfolio (PXQ)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.20	$21.08	$13.56	$16.04	$18.68
Net investment income (loss)(a)	(0.06)	(0.10)	(0.09)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.43)	8.33	7.61	(2.42)	(2.55)
Total from investment operations	(1.49)	8.23	7.52	(2.48)	(2.64)
Distributions to shareholders from:
Return of capital	—	(0.11)	—	—	—
Net asset value at end of period	$27.71	$29.20	$21.08	$13.56	$16.04
Share price at end of period(b)	$27.68	$29.20	$21.11	$13.58
NET ASSET VALUE, TOTAL RETURN:(c)	(5.10)%	39.08%	55.46%	(15.46)%	(14.13)%
SHARE PRICE TOTAL RETURN(c)	(5.20)%	38.89%	55.45%	(15.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$81,739	$172,291	$47,437	$16,276	$12,831
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.67%	0.70%	0.95%	1.92%	1.25%
Net investment income (loss), after Waivers	(0.22)%	(0.38)%	(0.50)%	(0.49)%	(0.51)%
Portfolio turnover rate(d)	84%	61%	29%	23%	17%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.08	$0.02	$0.02	$0.11	$0.01

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

	Year Ended April 30,
	2012		2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.38		$18.03	$13.09		$29.23	$22.70
Net investment income (loss)(a)	(0.01)		0.07	0.04		0.06	(0.02)
Net realized and unrealized gain (loss) on investments	(5.89)		8.36	4.98		(16.16)	6.55
Total from investment operations	(5.90)		8.43	5.02		(16.10)	6.53
Distributions to shareholders from:
Net investment income	(0.00	)(f)	(0.08)	(0.06)		(0.04)	—
Return of capital	—		—	(0.02)		—	—
Total distributions	—		(0.08)	(0.08)		(0.04)	—
Net asset value at end of period	$20.48		$26.38	$18.03		$13.09	$29.23
Share price at end of period(b)	$20.48		$26.38	$18.02		$13.11
NET ASSET VALUE, TOTAL RETURN:(c)	(22.36)%		46.84%	38.41%		(55.04)%	28.77%
SHARE PRICE TOTAL RETURN(c)	(22.36)%		46.93%	38.13%		(54.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$147,485		$309,972	$170,358		$155,716	$379,939
Ratio to average net assets of:
Expenses, after Waivers	0.63%		0.63%	0.63%		0.62%	0.62%
Expenses, prior to Waivers	0.63%		0.64%	0.63%		0.61%	0.60%
Net investment income (loss), after Waivers	(0.03)%		0.36%	0.24%		0.29%	(0.06)%
Portfolio turnover rate(d)	70%		39%	56%		48%	67%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.00	)(f)	$0.01	$(0.00	)(f)	$0.00 (f)	$0.00 (f)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

63

Financial Highlights (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.15	$19.55	$13.91	$17.20	$19.61
Net investment income(a)	0.22	0.17	0.14	0.15	0.10
Net realized and unrealized gain (loss) on investments	5.83	6.56	5.76	(3.32)	(2.45)
Total from investment operations	6.05	6.73	5.90	(3.17)	(2.35)
Distributions to shareholders from:
Net investment income	(0.20)	(0.13)	(0.26)	(0.12)	(0.06)
Net asset value at end of period	$32.00	$26.15	$19.55	$13.91	$17.20
Share price at end of period(b)	$31.99	$26.17	$19.54	$13.92
NET ASSET VALUE, TOTAL RETURN:(c)	23.29%	34.55%	42.69%	(18.52)%	(11.99)%
SHARE PRICE TOTAL RETURN(c)	23.16%	34.73%	42.51%	(18.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$270,385	$87,606	$57,662	$104,349	$106,615
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.64%	0.76%	0.74%	0.66%	0.69%
Net investment income, after Waivers	0.77%	0.78%	0.83%	0.95%	0.52%
Portfolio turnover rate(d)	23%	9%	35%	31%	45%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.04)	$(0.01)	$(0.04)	$0.00 (f)	$(0.01)

PowerShares Dynamic Retail Portfolio (PMR)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.88	$18.67	$14.64	$15.99	$20.02
Net investment income(a)	0.16	0.18	0.06	0.05	0.04
Net realized and unrealized gain (loss) on investments	4.17	3.21	4.08	(1.36)	(3.92)
Total from investment operations	4.33	3.39	4.14	(1.31)	(3.88)
Distributions to shareholders from:
Net investment income	(0.23)	(0.18)	(0.11)	(0.04)	(0.10)
Return of capital	—	—	—	—	(0.05)
Total distributions	(0.23)	(0.18)	(0.11)	(0.04)	(0.15)
Net asset value at end of period	$25.98	$21.88	$18.67	$14.64	$15.99
Share price at end of period(b)	$25.98	$21.90	$18.68	$14.64
NET ASSET VALUE, TOTAL RETURN:(c)	20.06%	18.35%	28.49%	(8.11)%	(19.41)%
SHARE PRICE TOTAL RETURN(c)	19.95%	18.39%	28.56%	(8.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$76,643	$13,130	$24,273	$77,607	$14,391
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.87%	1.63%	0.89%	1.08%	1.46%
Net investment income, after Waivers	0.75%	1.01%	0.44%	0.45%	0.22%
Portfolio turnover rate(d)	111%	102%	52%	53%	198%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(e)	$(0.29)	$0.13	$0.10	$(0.17)	$(0.07)

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)  Amount represents less than $0.005.

See Notes to Financial Statements.

64

Financial Highlights (Continued)

PowerShares Dynamic Semiconductors Portfolio (PSI)

	Year Ended April 30,
	2012		2011	2010		2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.19		$14.29	$10.39		$16.32	$19.05
Net investment income (loss)(a)	0.06		0.01	0.05		0.04	(0.01)
Net realized and unrealized gain (loss) on investments	(2.47)		3.92	3.91		(5.92)	(2.72)
Total from investment operations	(2.41)		3.93	3.96		(5.88)	(2.73)
Distribution to shareholder from:
Net investment income	(0.03)		(0.01)	(0.06)		(0.05)	—
Return of capital	—		(0.02)	(0.00	)(b)	—	—
Total distributions	(0.03)		(0.03)	(0.06)		(0.05)	—
Net asset value at end of period	$15.75		$18.19	$14.29		$10.39	$16.32
Share price at end of period(c)	$15.71		$18.20	$14.29		$10.39
NET ASSET VALUE, TOTAL RETURN:(d)	(13.20)%		27.57%	38.16%		(36.01)%	(14.33)%
SHARE PRICE TOTAL RETURN(d)	(13.47)%		27.64%	38.16%		(36.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$21,261		$42,749	$28,573		$36,373	$75,056
Ratio to average net assets of:
Expenses, after Waivers	0.63%		0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	1.02%		0.97%	0.90%		0.82%	0.67%
Net investment income (loss), after Waivers	0.42%		0.04%	0.39%		0.32%	(0.04)%
Portfolio turnover rate(e)	57%		64%	68%		65%	56%
Undistributed net investment income (loss) included in price of units issued and redeemed(a)(f)	$(0.00	)(b)	$0.00 (b)	$(0.01)		$(0.01)	$0.02

PowerShares Dynamic Software Portfolio (PSJ)

	Year Ended April 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.47	$22.54	$15.37	$17.53	$20.39
Net investment income (loss)(a)	(0.07)	(0.07)	(0.07)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.53)	5.00	7.24	(2.10)	(2.76)
Total from investment operations	(0.60)	4.93	7.17	(2.16)	(2.86)
Net asset value at end of period	$26.87	$27.47	$22.54	$15.37	$17.53
Share price at end of period(c)	$26.87	$27.48	$22.55	$15.37
NET ASSET VALUE, TOTAL RETURN:(d)	(2.19)%	21.87%	46.65%	(12.32)%	(14.03)%
SHARE PRICE TOTAL RETURN(d)	(2.22)%	21.86%	46.71%	(12.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$49,710	$83,774	$67,626	$36,896	$35,055
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.78%	0.77%	0.75%	0.97%	0.78%
Net investment income (loss), after Waivers	(0.29)%	(0.29)%	(0.38)%	(0.42)%	(0.49)%
Portfolio turnover rate(e)	100%	46%	33%	53%	64%
Undistributed net investment income included in price of units issued and redeemed(a)(f)	$0.01	$0.01	$0.00 (b)	$0.02	$0.05

(a)  Based on average shares outstanding.

(b)  Amount represents less than $0.005.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

65

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Banking Portfolio	"Dynamic Banking Portfolio"

PowerShares Dynamic Biotechnology & Genome Portfolio	"Dynamic Biotechnology & Genome Portfolio"

PowerShares Dynamic Building & Construction Portfolio	"Dynamic Building & Construction Portfolio"

PowerShares Dynamic Energy Exploration & Production Portfolio	"Dynamic Energy Exploration & Production Portfolio"

PowerShares Dynamic Food & Beverage Portfolio	"Dynamic Food & Beverage Portfolio"

PowerShares Dynamic Insurance Portfolio	"Dynamic Insurance Portfolio"

PowerShares Dynamic Leisure and Entertainment Portfolio	"Dynamic Leisure and Entertainment Portfolio"

PowerShares Dynamic Media Portfolio	"Dynamic Media Portfolio"

PowerShares Dynamic Networking Portfolio	"Dynamic Networking Portfolio"

PowerShares Dynamic Oil & Gas Services Portfolio	"Dynamic Oil & Gas Services Portfolio"

PowerShares Dynamic Pharmaceuticals Portfolio	"Dynamic Pharmaceuticals Portfolio"

PowerShares Dynamic Retail Portfolio	"Dynamic Retail Portfolio"

PowerShares Dynamic Semiconductors Portfolio	"Dynamic Semiconductors Portfolio"

PowerShares Dynamic Software Portfolio	"Dynamic Software Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants the Shares are not individually redeemable securities of the Funds.

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index

Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index

Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index

Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index

Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy

68

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of a Fund's Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it was diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income

69

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, timing differences, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust or Invesco PowerShares Capital Management LLC ("the Adviser") (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of the investment companies expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

70

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

The Dynamic Media Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2013. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

71

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2012 are as follows:

	Total Potential Recapture Amounts	04/30/13	04/30/14	04/30/15
Dynamic Banking Portfolio	$370,026	$117,891	$130,655	$121,480
Dynamic Biotechnology & Genome Portfolio	55,269	—	34,675	20,594
Dynamic Building & Construction Portfolio	291,611	70,891	113,361	107,359
Dynamic Energy Exploration & Production Portfolio	229,346	75,804	92,366	61,176
Dynamic Food & Beverage Portfolio	149,908	63,722	75,694	10,492
Dynamic Insurance Portfolio	351,838	108,310	124,433	119,095
Dynamic Leisure and Entertainment Portfolio	272,051	94,760	89,979	87,312
Dynamic Media Portfolio	158,067	70,678	63,137	24,252
Dynamic Networking Portfolio	210,615	90,723	71,940	47,952
Dynamic Oil & Gas Services Portfolio	118	—	—	118
Dynamic Pharmaceuticals Portfolio	139,628	38,007	91,156	10,465
Dynamic Retail Portfolio	305,329	93,665	123,788	87,876
Dynamic Semiconductors Portfolio	305,151	92,021	113,566	99,564
Dynamic Software Portfolio	239,519	69,201	88,386	81,932

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the NYSE Arca (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use it Underlying Index pursuant to Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the

72

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments..

With respect to each Fund, during the fiscal year ended April 30, 2012, there were no significant transfers between investment levels.

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2012 and 2011:

	2012	2011
	Ordinary Income	Ordinary Income	Return of Capital
Dynamic Banking Portfolio	$309,670	$237,874	$—
Dynamic Biotechnology & Genome Portfolio	—	—	—
Dynamic Building & Construction Portfolio	32,808	2,169,779	404,914
Dynamic Energy Exploration & Production Portfolio	1,050,119	381,171	—
Dynamic Food & Beverage Portfolio	2,109,710	1,251,575	—
Dynamic Insurance Portfolio	153,638	389,896	—

73

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

	2012	2011
	Ordinary Income	Ordinary Income	Return of Capital
Dynamic Leisure and Entertainment Portfolio	$312,008	$501,284	$—
Dynamic Media Portfolio	855,476	407,112	—
Dynamic Networking Portfolio	—	—	461,519
Dynamic Oil & Gas Services Portfolio	18,614	682,880	—
Dynamic Pharmaceuticals Portfolio	1,193,747	420,073	—
Dynamic Retail Portfolio	208,592	139,474	—
Dynamic Semiconductors Portfolio	53,536	15,131	55,929
Dynamic Software Portfolio	—	—	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Late-Year Ordinary/Post- October Capital Deferrals*	Shares of Beneficial Interest	Total Net Assets
Dynamic Banking Portfolio	$31,176	$(6,935)	$1,387,010	$(52,034,252)	$(35,748)	$63,945,433	$13,286,684
Dynamic Biotechnology & Genome Portfolio**	—	(11,281)	17,837,407	(147,361,612)	(7,960,336)	274,398,650	136,902,828
Dynamic Building & Construction Portfolio**	3,831	(5,946)	3,689,795	(17,568,175)	(755,532)	45,236,385	30,600,358
Dynamic Energy Exploration & Production Portfolio	45,696	(7,831)	(115,105)	(36,675,608)	(1,575,341)	105,920,215	67,592,026
Dynamic Food & Beverage Portfolio	452,992	(7,822)	6,384,130	(24,100,397)	(14,348,548)	200,658,556	169,038,911
Dynamic Insurance Portfolio	15,477	(5,573)	466,616	(12,604,063)	(363,500)	19,852,265	7,361,222
Dynamic Leisure and Entertainment Portfolio	158,320	(5,751)	7,642,124	(16,733,012)	(1,996,687)	68,613,548	57,678,542
Dynamic Media Portfolio	102,971	(6,759)	10,324,412	(28,022,428)	(8,613,492)	164,189,968	137,974,672
Dynamic Networking Portfolio**	—	(6,349)	1,612,498	(19,793,331)	(2,531,338)	102,457,178	81,738,658
Dynamic Oil & Gas Services Portfolio	—	(13,104)	(17,297,319)	(175,969,742)	(6,392,653)	347,157,553	147,484,735
Dynamic Pharmaceuticals Portfolio	403,326	(8,348)	27,456,583	(24,771,479)	(4,243,760)	271,549,024	270,385,346
Dynamic Retail Portfolio	75,210	(5,565)	5,709,741	(12,445,986)	(616,082)	83,925,811	76,643,129
Dynamic Semiconductors Portfolio	55,872	(6,460)	1,207,199	(50,460,107)	(976,622)	71,441,529	21,261,411
Dynamic Software Portfolio**	—	(6,450)	4,873,274	(18,955,550)	(2,945,772)	66,744,196	49,709,698

*  Includes capital losses incurred after October 31 ("Post-October Capitial Losses") and the combination of ordinary losses incurred after December 31 within the taxable year and specified losses incurred after October 31 within the taxable year ("Late-Year Ordinary Losses"), which are deemed to arise on the first business day of each Fund's next taxable year.

**  The Dynamic Biotechnology & Genome Portfolio, Dynamic Building & Construction Portfolio, Dynamic Networking Portfolio and Dynamic Software Portfolio incurred and will elect to defer Late-Year Ordinary Losses of $130,610, $169, $66,349 and $51,452 and Post-October Capital Losses of $7,829,726, $755,363, $2,464,989 and $2,894,320, respectively.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of April 30, 2012, which expire on April 30 of each year listed below:

								Post-effective no expiration
	2013	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total
Dynamic Banking Portfolio	$—	$—	$—	$1,146,630	$16,399,927	$28,757,166	$3,909,850	$1,811,844	$8,835	$52,034,252
Dynamic Biotechnology & Genome Portfolio	—	321,497	19,612,223	15,818,255	34,286,844	50,397,332	12,898,182	14,027,279	—	147,361,612
Dynamic Building & Construction Portfolio	—	—	2,263,182	742,893	2,843,349	3,001,058	6,653,613	2,064,080	—	17,568,175
Dynamic Energy Exploration & Production Portfolio	—	—	285,311	3,232,521	7,646,917	21,471,013	1,361,799	2,678,047	—	36,675,608
Dynamic Food & Beverage Portfolio	—	—	239,185	1,260,041	7,585,250	10,245,302	—	4,770,619	—	24,100,397
Dynamic Insurance Portfolio	—	—	774,301	2,181,744	4,422,035	3,738,972	878,569	—	608,442	12,604,063
Dynamic Leisure and Entertainment Portfolio	—	751,908	1,611,839	2,111,801	2,895,936	2,889,449	2,356,106	3,969,439	146,534	16,733,012
Dynamic Media Portfolio	—	545,973	3,187,134	2,505,039	4,930,761	5,161,647	6,294,489	4,579,111	818,274	28,022,428
Dynamic Networking Portfolio	—	383,187	1,939,441	1,064,275	1,975,581	512,618	730,670	13,187,559	—	19,793,331
Dynamic Oil & Gas Services Portfolio	—	—	15,026,862	7,909,602	24,680,663	85,028,926	35,877,910	7,445,779	—	175,969,742
Dynamic Pharmaceuticals Portfolio	164,751	66,659	644,797	1,727,610	2,128,715	15,494,879	1,618,918	1,562,252	1,362,898	24,771,479
Dynamic Retail Portfolio	—	—	937,070	1,908,967	2,427,604	1,816,180	2,176,015	3,026,338	153,812	12,445,986
Dynamic Semiconductors Portfolio	—	271,588	9,158,832	10,196,415	14,001,359	10,902,954	2,120,823	3,152,241	655,895	50,460,107
Dynamic Software Portfolio	—	108,427	3,017,278	1,542,190	7,095,351	2,938,722	3,242,208	1,011,374	—	18,955,550

Note 6. Investment Transactions

For the fiscal year ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$16,132,407	$16,374,679
Dynamic Biotechnology & Genome Portfolio	89,254,155	88,011,364
Dynamic Building & Construction Portfolio	22,478,277	21,024,638
Dynamic Energy Exploration & Production Portfolio	74,215,290	74,377,928
Dynamic Food & Beverage Portfolio	277,221,824	271,405,099
Dynamic Insurance Portfolio	6,929,696	6,819,067

75

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

	Purchases	Sales
Dynamic Leisure and Entertainment Portfolio	$45,662,984	$45,777,103
Dynamic Media Portfolio	121,407,441	120,263,947
Dynamic Networking Portfolio	94,401,766	96,330,179
Dynamic Oil & Gas Services Portfolio	137,866,815	137,633,530
Dynamic Pharmaceuticals Portfolio	46,310,239	43,191,378
Dynamic Retail Portfolio	44,360,372	42,710,138
Dynamic Semiconductors Portfolio	15,167,624	14,916,185
Dynamic Software Portfolio	57,006,819	58,144,709

For the fiscal year ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Banking Portfolio	$13,316,847	$19,716,757
Dynamic Biotechnology & Genome Portfolio	69,721,859	134,086,513
Dynamic Building & Construction Portfolio	29,275,437	39,217,954
Dynamic Energy Exploration & Production Portfolio	59,428,645	97,546,612
Dynamic Food & Beverage Portfolio	459,170,920	375,577,731
Dynamic Insurance Portfolio	6,776,370	8,313,317
Dynamic Leisure and Entertainment Portfolio	73,280,964	78,332,085
Dynamic Media Portfolio	111,641,910	120,553,428
Dynamic Networking Portfolio	34,022,662	103,470,690
Dynamic Oil & Gas Services Portfolio	173,683,233	272,855,015
Dynamic Pharmaceuticals Portfolio	293,941,490	148,208,149
Dynamic Retail Portfolio	170,152,647	115,015,854
Dynamic Semiconductors Portfolio	39,175,293	54,820,595
Dynamic Software Portfolio	64,773,328	92,214,634

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

At April 30, 2012, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Banking Portfolio	$12,001,498	$1,387,010	$1,447,183	$(60,173)
Dynamic Biotechnology & Genome Portfolio	119,290,178	17,837,407	21,342,345	(3,504,938)
Dynamic Building & Construction Portfolio	27,020,020	3,689,795	4,250,946	(561,151)

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Energy Exploration & Production Portfolio	$67,837,961	$(115,105)	$3,458,341	$(3,573,446)
Dynamic Food & Beverage Portfolio	162,647,107	6,384,130	9,047,860	(2,663,730)
Dynamic Insurance Portfolio	6,985,401	466,616	719,227	(252,611)
Dynamic Leisure and Entertainment Portfolio	50,127,222	7,642,124	8,168,602	(526,478)
Dynamic Media Portfolio	138,643,730	10,324,412	13,125,067	(2,800,655)
Dynamic Networking Portfolio	80,261,632	1,612,498	9,185,709	(7,573,211)
Dynamic Oil & Gas Services Portfolio	164,798,049	(17,297,319)	6,698,573	(23,995,892)
Dynamic Pharmaceuticals Portfolio	242,928,338	27,456,583	30,570,868	(3,114,285)
Dynamic Retail Portfolio	71,061,261	5,709,741	6,747,302	(1,037,561)
Dynamic Semiconductors Portfolio	20,177,806	1,207,199	2,162,441	(955,242)
Dynamic Software Portfolio	44,920,930	4,873,274	6,023,638	(1,150,364)

*  Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and utilization of book equalization, on April 30, 2012, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2012, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Banking Portfolio	$(57,154)	$337,661	$(280,507)
Dynamic Biotechnology & Genome Portfolio	93,597	(26,670,613)	26,577,016
Dynamic Building & Construction Portfolio	(57,393)	(3,880,708)	3,938,101
Dynamic Energy Exploration & Production Portfolio	304,853	(15,411,261)	15,106,408
Dynamic Food & Beverage Portfolio	(372,016)	(9,722,719)	10,094,735
Dynamic Insurance Portfolio	(4,361)	(769,263)	773,624
Dynamic Leisure and Entertainment Portfolio	(155,093)	(5,147,994)	5,303,087
Dynamic Media Portfolio	(56,706)	(11,836,909)	11,893,615
Dynamic Networking Portfolio	(152,089)	(9,237,100)	9,389,189
Dynamic Oil & Gas Services Portfolio	111,131	(38,065,636)	37,954,505
Dynamic Pharmaceuticals Portfolio	266,249	(21,822,004)	21,555,755
Dynamic Retail Portfolio	486,859	(5,801,386)	5,314,527
Dynamic Semiconductors Portfolio	833	(3,874,015)	3,873,182
Dynamic Software Portfolio	92,810	(5,232,993)	5,140,183

77

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2012

Note 8. Trustees' Fees

The Funds compensate each Independent Trustee. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transaction in capital share for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote

78

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio (each an individual portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Funds") at April 30, 2012, the results of each of their operations for the year then ended, the change in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Chicago, IL
June 25, 2012

79

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2012:

Federal Income Tax Information

	Qualified Dividend Income*	Dividends-received Deduction*
Dynamic Banking Portfolio	100%	100%
Dynamic Biotechnology & Genome Portfolio	0%	0%
Dynamic Building & Construction Portfolio	100%	100%
Dynamic Energy Exploration & Production Portfolio	100%	100%
Dynamic Food & Beverage Portfolio	100%	100%
Dynamic Insurance Portfolio	100%	100%
Dynamic Leisure and Entertainment Portfolio	100%	100%
Dynamic Media Portfolio	100%	100%
Dynamic Networking Portfolio	0%	0%
Dynamic Oil & Gas Services Portfolio	100%	100%
Dynamic Pharmaceuticals Portfolio	100%	100%
Dynamic Retail Portfolio	100%	100%
Dynamic Semiconductors Portfolio	100%	100%
Dynamic Software Portfolio	0%	0%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

80

Trustees and Officers

The Independent Trustees, Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2012.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	120	None

Todd J. Barre (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008); Director of Open Architecture and Trading (2007-2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

81

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Marc M. Kole (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chief Financial Officer, Hope Network (social services) (2008 Present); formerly, Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	120	None

Philip M. Nussbaum (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (2004-Present)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

82

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Donald H. Wilson (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Trustee since 2006; Chair since 2012	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	120	None

  *  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

83

Trustees and Officers (Continued)

The Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Non-Independent Trustees and the other directorships, if any, held by the Trustees are shown below.

Name, Address and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non- Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
H. Bruce Bond (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consists of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

84

Trustees and Officers (Continued)

Name, Address and Age of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non- Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
Kevin M. Carome (55) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	120	None

  *  This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2012, the Fund Complex consisted of the Trust's 58 portfolios and three other exchange-traded fund trusts with 62 portfolios advised by the Adviser.

85

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (37) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Benjamin Fulton (50) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (30) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management Invesco PowerShares Capital Management LLC (2008 Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

David Warren (54) Invesco Canada Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (2000-2006)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

86

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Christopher Joe (42) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046	Chief Compliance Officer	Since 2012	U.S. Compliance Director, Invesco, Ltd.; Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser); formerly, Assistant Fund Accounting Manager, Invesco, Ltd.

Sheri Morris (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer	Since 2011	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust.
Formerly, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia (37) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2011	Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010). Associate Counsel at Barclays Global Investors Ltd. (2004-2006)

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

87

Board Considerations Regarding Approval of Continuation of
Investment Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Aerospace & Defense Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Value Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500 High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

88

Board Considerations Regarding Approval of Continuation of
Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year, five-year and since-inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average daily net assets for each Fund other than PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio;

89

Board Considerations Regarding Approval of Continuation of
Investment Advisory Agreement (Continued)

•  0.40% of the Fund's average daily net assets for each of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio; and

•  0.29% of the Fund's average daily net assets for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio (for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, the Trustees noted that the advisory fee for each of these Funds was reduced to 0.29% effective June 16, 2011).

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2013, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500 High Quality Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio (for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio,

90

Board Considerations Regarding Approval of Continuation of
Investment Advisory Agreement (Continued)

PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.39% effective June 16, 2011); and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI US 1000 Portfolio, and further noted the Adviser's representation that the advisory fee charged to the PowerShares FTSE RAFI US 1000 Portfolio was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee (for the year ended December 31, 2011) was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, which was lower than the median advisory fee of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight

91

Board Considerations Regarding Approval of Continuation of
Investment Advisory Agreement (Continued)

costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund (for the year ended December 31, 2011) was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares S&P 500 High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares S&P 500 High Quality Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio, which was lower than the median expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio or PowerShares Golden Dragon Halter USX China Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and noted those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

92

Board Considerations Regarding Approval of Continuation of
Investment Advisory Agreement (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

93

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800)983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800)983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-AR-7

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.  This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended April 30, 2012.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Mr. Philip M. Nussbaum, and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”   Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.   Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed by PwC for Services Rendered to the Registrant for fiscal year end 2012	Percentage of Services Approved for fiscal year end 2012 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed by PwC for Services Rendered to the Registrant for fiscal year end 2011	Percentage of Services Approved for fiscal year end 2011 Pursuant to Waiver of Pre- Approval Requirement(1)

Audit Fees	$814,000	N/A	$761,600	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$394,488	0%	$393,015	0%
All Other Fees	$0	0%	$0	0%
Total Fees	$1,208,488	0%	$1,154,615	0%

PwC billed the Registrant aggregate fees of $ 394,488 for the fiscal year ended April 30, 2012 and $393,015 for the fiscal year ended April 30, 2011, for non-audit services rendered to the Registrant.

(1)                                  For the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during the fiscal year in which the services are provided; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)                                  Tax fees for the fiscal year ended April 30, 2012 includes fees billed for reviewing tax returns, 2011 excise tax returns and excise tax distribution calculations in addition to  preparing the final tax returns for the six liquidated portfolios of the Trust.  Tax fees for the fiscal year ended April 30, 2011 included fees billed for reviewing tax returns, 2010 excise tax returns and excise tax distribution calculations.

PwC did not bill any fees for non-audit services rendered to the Registrant’s investment adviser (not including any sub- adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended April 30, 2012 and April 30, 2011.

Audit Committee Pre Approval Policies and Procedures

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As Adopted by the Audit Committee of

the PowerShares Funds (the “Funds”)

June 26, 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”).  As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting.  The SEC Rules also specify the types of services that an Auditor may not provide to its audit client.  The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”).  As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made.  The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee.  The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services for engagements of less than $20,000.  All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements.  The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide.  Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations.  The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.                           Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.               The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.              Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.                           Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.                           Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee.  Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made.  The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor.  The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered.  The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed at the next quarterly scheduled Audit Committee meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures.  The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring.  Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•                  Bookkeeping or other services related to the accounting records or financial statements of the audit client

•                  Financial information systems design and implementation

•                  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•                  Actuarial services

•                  Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•                  Management functions

•                  Human resources

•                  Broker-dealer, investment adviser, or investment banking services

•                  Legal services

•                  Expert services unrelated to the audit

•                  Any service or product provided for a contingent fee or a commission

•                  Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•                  Tax services for persons in financial reporting oversight roles at the Fund

•                  Any other service that the Public Company Oversight Board determines by regulation is impermissible.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of the independent trustees. The Audit Committee members are Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Philip M. Nussbaum, and Donald H. Wilson.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the  second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Code of Ethics.

(a)(2)                    Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)                    Not applicable.

(b)                                 Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 2, 2012

By:	/s/ Sheri L. Morris

Name:	Sheri L. Morris
Title:	Treasurer

Date:	July 2, 2012